UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22811

Bridge Builder Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Helge K. Lee, Secretary
Bridge Builder Trust
c/o 12555 Manchester Road
Des Peres, MO 63131
 (Name and address of agent for service)

314-515-5242
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2017

Date of reporting period:  March 31, 2017

Item 1. Schedule of Investments.

Bridge Builder Core Bond Fund
Schedule of Investments
March 31, 2017 (Unaudited)

	Principal
	Amount	Value
BONDS & NOTES - 94.23%
Asset-Backed Obligations - 9.82%
A Voce CLO Ltd.
0.00%, 07/15/2026 (Acquired 03/16/2017, Cost $6,500,000) (1)	$6,500,000	$6,526,520
ABFC 2005-AQ1 Trust
4.81%, 06/25/2035	528,982	537,784
ABFC 2006-OPT1 Trust
1.13%, 09/25/2036	4,716,060	4,444,382
Academic Loan Funding Trust 2012-1
1.78%, 12/27/2022 (Acquired 10/28/2013 through 11/14/2014, Cost $362,439) (1)	361,624	362,376
Academic Loan Funding Trust 2013-1
1.78%, 12/26/2044 (Acquired 11/15/2013, Cost $1,131,438) (1)	1,138,341	1,130,337
Accredited Mortgage Loan Trust 2006-2
1.13%, 09/25/2036	387,572	387,057
Ajax Mortgage Loan Trust 2016-2
4.13%, 10/25/2056 (Acquired 10/20/2016, Cost $1,339,281) (1) (9)	1,341,708	1,341,708
Ajax Mortgage Loan Trust 2016-C
4.00%, 10/25/2057 (Acquired 10/21/2016, Cost $2,944,454) (1)	2,944,454	2,930,431
American Credit Acceptance Receivables Trust 2015-2
1.57%, 06/12/2019 (Acquired 06/17/2015, Cost $95,149) (1)	95,149	95,142
4.32%, 05/12/2021 (Acquired 06/17/2015, Cost $979,921) (1)	980,000	1,003,102
American Credit Acceptance Receivables Trust 2016-3
1.70%, 11/12/2020 (Acquired 07/22/2016, Cost $806,175) (1)	806,198	805,145
American Credit Acceptance Receivables Trust 2016-4
2.91%, 02/13/2023 (Acquired 11/04/2016, Cost $1,411,850) (1)	1,412,000	1,415,202
American Express Credit Account Master Trust
1.93%, 09/15/2022	20,818,000	20,857,661
1.36%, 09/16/2024	17,400,000	17,509,477
American Express Credit Account Master Trust 2013-1
1.61%, 02/16/2021	5,250,000	5,278,656
American Homes 4 Rent 2014-SFR2 Trust
3.79%, 10/17/2036 (Acquired 07/16/2015 through 03/23/2017, Cost $4,088,188) (1)	3,972,586	4,096,980
4.29%, 10/17/2036 (Acquired 09/18/2014, Cost $300,384) (1)	300,000	309,398
6.23%, 10/17/2036 (Acquired 04/02/2015, Cost $1,077,599) (1)	1,000,000	1,086,663
American Homes 4 Rent 2014-SFR3 Trust
4.60%, 12/17/2036 (Acquired 04/06/2015 through 11/12/2015, Cost $615,865) (1)	600,000	621,666
6.42%, 12/17/2036 (Acquired 04/01/2015 through 04/22/2015, Cost $1,091,533) (1)	1,000,000	1,099,532
American Homes 4 Rent 2015-SFR1
3.47%, 04/17/2052 (Acquired 04/01/2015 through 04/13/2015, Cost $2,204,067) (1)	2,171,756	2,201,606
5.64%, 04/17/2052 (Acquired 04/01/2015 through 01/14/2016, Cost $1,447,251) (1)	1,400,000	1,470,375
American Homes 4 Rent 2015-SFR2 Trust
3.73%, 10/17/2045 (Acquired 09/14/2015 through 03/22/2017, Cost $1,891,109) (1)	1,881,555	1,939,422
AmeriCredit Automobile Receivables 2015-4
1.60%, 04/08/2019	4,460,433	4,463,263
AmeriCredit Automobile Receivables 2016-1
1.60%, 06/10/2019	2,817,173	2,820,930
AmeriCredit Automobile Receivables Trust
1.51%, 05/18/2020	4,067,000	4,064,850
2.30%, 02/18/2022	1,153,000	1,151,998
2.71%, 08/18/2022	618,000	620,363
3.13%, 01/18/2023	1,387,000	1,386,414
AmeriCredit Automobile Receivables Trust 2016-2
1.42%, 10/08/2019	1,815,972	1,815,949
1.55%, 10/08/2019	5,106,852	5,118,820
1.60%, 11/09/2020	342,000	341,655
AmeriCredit Automobile Receivables Trust 2016-3
1.41%, 11/08/2019	2,780,213	2,785,089
2.24%, 04/08/2022	4,122,000	4,071,119
2.71%, 09/08/2022	1,383,000	1,372,654
Americredit Automobile Receivables Trust 2016-4
1.83%, 12/08/2021	900,000	890,683
2.41%, 07/08/2022	3,120,000	3,091,150
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-13
4.95%, 01/25/2034	3,221	3,386
Amortizing Residential Collateral Trust 2002-BC5
2.02%, 07/25/2032	3,754,602	3,684,028
Anchor Assets IX LLC
5.13%, 02/15/2020 (Acquired 04/04/2016 through 12/13/2016, Cost $7,487,740) (1)(8)(9)	7,500,000	7,500,000
Apidos CLO IX
2.32%, 07/15/2023 (Acquired 3/27/2015, Cost $2,382,343) (1)	2,382,343	2,386,179
Arcadia Receivables Credit Trust 2017-1
3.25%, 06/15/2023 (Acquired 03/07/2017, Cost $6,258,358) (1)	6,258,358	6,264,225
Argent Securities, Inc.
1.92%, 03/25/2034	3,570,651	3,429,591
Argent Securities, Inc. Asset Back Pass Through Certificates Series 2004-W5
1.82%, 04/25/2034	3,667,317	3,406,073
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W3
1.32%, 11/25/2035	4,281,993	4,189,519
ARLP Securitization Trust Series 2015-1
3.97%, 05/25/2055 (Acquired 06/26/2015 through 01/26/2016, Cost $1,593,974) (1) (9)	1,597,646	1,611,047
Asset Backed Securities Co. Home Equity Loan Trust Series 2002-HE3
3.24%, 10/15/2032	155,722	167,251
Asset Backed Securities Co. Home Equity Loan Trust Series 2003-HE6
1.66%, 11/25/2033	1,862,969	1,781,817
Asset Backed Securities Co. Home Equity Loan Trust Series 2004-HE6
1.70%, 09/25/2034	2,012,775	2,003,826
Asset Backed Securities Co. Home Equity Loan Trust Series OOMC 2006-HE3
1.15%, 03/25/2036	3,312,503	3,228,753
Asset Backed Securities Corp Home Equity Loan Trust Series AEG 2006-HE1
1.20%, 01/25/2036	6,299,254	6,208,133
Asset-Backed Pass-Through Certificates Series 2004-R2
1.56%, 04/25/2034	508,590	500,843
Atlas Senior Loan Fund IV Ltd.
2.54%, 02/17/2026 (Acquired 12/13/2013 through 04/01/2015, Cost $15,217,826) (1)	15,250,000	15,245,959
Atlas Senior Loan Fund V Ltd.
2.45%, 07/16/2026 (Acquired 10/07/2016, Cost $4,250,000) (1)	4,250,000	4,248,083
Avis Budget Rental Car Funding AESOP LLC
1.92%, 09/20/2019 (Acquired 12/17/2014, Cost $4,892,627) (1)	4,900,000	4,899,356
2.46%, 07/20/2020 (Acquired 02/05/2014 through 06/27/2014, Cost $10,303,501) (1)	10,300,000	10,348,606
2.50%, 07/20/2021 (Acquired 01/22/2015, Cost $10,799,164) (1)	10,800,000	10,791,559
2.63%, 12/20/2021 (Acquired 05/20/2015, Cost $6,599,284) (1)	6,600,000	6,606,126
Axis Equipment Finance Receivables III LLC
1.90%, 03/20/2020 (Acquired 04/16/2015, Cost $730,158) (1)	730,172	729,895
AXIS Equipment Finance Receivables IV LLC
2.21%, 11/20/2021 (Acquired 10/20/2016, Cost $1,838,790) (1)	1,838,867	1,828,575
B2R Mortgage Trust 2015-1
2.52%, 05/15/2048 (Acquired 04/07/2015 through 03/22/2017, Cost $1,245,816) (1)	1,246,707	1,230,842
B2R Mortgage Trust 2015-2
3.34%, 11/15/2048 (Acquired 11/10/2015, Cost $2,928,953) (1)	2,928,971	2,944,525
BA Credit Card Trust
1.36%, 09/15/2020	1,200,000	1,198,789
1.95%, 08/15/2022	7,548,000	7,556,979
Battalion CLO IV Ltd.
0.00%, 10/22/2025 (Acquired 03/22/2017, Cost $5,000,000) (1)	5,000,000	4,997,500
2.44%, 10/22/2025 (Acquired 02/14/2014, Cost $7,964,036) (1)	8,000,000	7,996,000
Battalion CLO V Ltd.
0.00%, 04/17/2026 (Acquired 03/22/2017, Cost $2,750,000) (1)	2,750,000	2,748,625
2.52%, 04/17/2026 (Acquired 03/07/2014, Cost $9,632,176) (1)	9,650,000	9,645,175
Battalion CLO VII Ltd.
0.00%, 10/17/2026 (Acquired 03/22/2017, Cost $4,000,000) (1)	4,000,000	3,998,000
Battalion CLO VIII Ltd.
2.55%, 04/18/2027 (Acquired 02/27/2015, Cost $1,747,610) (1)	1,750,000	1,749,249
Bayview Financial Mortgage Pass-Through Trust 2007-B
6.83%, 08/28/2047	239,080	204,056
Bayview Opportunity Master Fund IIa Trust 2016-RPL3
3.47%, 07/28/2031 (Acquired 07/15/2016, Cost $764,400) (1)	764,400	761,772
Bayview Opportunity Master Fund IIIa Trust 2016-RN3
3.60%, 09/29/2031 (Acquired 09/26/2016, Cost $1,364,793) (1)	1,364,793	1,362,708
Bayview Opportunity Master Fund IVb Trust 2017-NPL1
3.60%, 01/28/2032 (Acquired 01/26/2017, Cost $2,170,228) (1)	2,170,228	2,164,331
BCC Funding Co. X
2.22%, 10/20/2020 (Acquired 06/17/2015, Cost $1,253,477) (1)	1,253,479	1,252,488
BCC Funding XIII LLC
2.20%, 12/20/2021 (Acquired 09/14/2016, Cost $2,516,751) (1)	2,517,000	2,502,314
Bear Stearns Asset Backed Securities I Trust 2004-HE6
1.63%, 08/25/2034	7,536,175	7,126,690
Bear Stearns Asset Backed Securities I Trust 2004-HE7
1.88%, 08/25/2034	924,542	862,684
Bear Stearns Asset Backed Securities Trust 2003-2
2.48%, 03/25/2043	4,683,753	4,578,521
Bear Stearns Asset Backed Securities Trust 2006-SD1
1.35%, 04/25/2036	41,035	39,983
Benefit Street Partners CLO VII Ltd.
2.55%, 07/18/2027 (Acquired 03/11/2016, Cost $1,980,188) (1)	2,000,000	2,000,886
Blue Elephant Loan Trust 2015-1
3.12%, 12/15/2022 (Acquired 03/17/2015, Cost $67,854) (1)	67,857	67,863
BlueMountain CLO 2015-1 Ltd.
2.35%, 04/13/2027 (Acquired 12/13/2016, Cost $775,000) (1)	775,000	775,218
BMW Vehicle Owner Trust 2014-A
0.97%, 11/26/2018	172,657	172,596
BXG Receivables Note Trust 2012-A
2.66%, 12/02/2027 (Acquired 10/28/2013, Cost $338,464) (1)	340,912	337,326
CAM Mortgage Trust 2017-1
3.22%, 08/01/2057 (Acquired 03/17/2017, Cost $2,100,820) (1) (9)	2,101,000	2,101,000
Camillo Issuer LLC 2016-SFR1 A
5.00%, 12/05/2023 (8) (9)	5,179,490	5,179,490
Capital Auto Receivables Asset Trust 2016-2
1.32%, 01/22/2019	1,049,931	1,049,340
Capital Auto Receivables Asset Trust 2016-3
1.36%, 04/22/2019	2,855,681	2,855,120
Capital One Multi-Asset Execution Trust
1.36%, 02/15/2022	8,584,000	8,633,795
2.00%, 01/17/2023	27,041,000	27,130,197
1.39%, 01/15/2025	6,284,000	6,295,954
2.43%, 01/15/2025 (9)	6,862,000	6,862,000
CarFinance Capital Auto Trust 2013-1
2.75%, 11/15/2018 (Acquired 10/28/2013, Cost $10,766) (1)	10,781	10,797
CarFinance Capital Auto Trust 2014-1
2.72%, 04/15/2020 (Acquired 03/17/2014, Cost $262,161) (1)	262,178	263,420
CarFinance Capital Auto Trust 2014-2
1.44%, 11/16/2020 (Acquired 07/29/2014, Cost $679,195) (1)	679,210	678,671
CarFinance Capital Auto Trust 2015-1
1.75%, 06/15/2021 (Acquired 02/18/2015 through 10/05/2016, Cost $2,368,392) (1)	2,374,542	2,375,369
Carlyle Global Market Strategies CLO 2013-1 Ltd.
2.34%, 02/14/2025 (Acquired 01/02/2014, Cost $2,085,979) (1)	2,100,000	2,103,020
Carlyle Global Market Strategies CLO 2014-3 Ltd.
2.19%, 07/27/2026 (Acquired 02/24/2017, Cost $3,000,000) (1)	3,000,000	2,986,350
Carlyle Global Market Strategies Commodities Funding 2014-1 Ltd.
2.92%, 10/15/2021 (Acquired 05/22/2014, Cost $1,082,457) (1)(8)(9)	1,082,457	726,870
Carlyle US CLO 2017-1 Ltd.
0.00%, 04/20/2031 (Acquired 03/08/2017, Cost $5,469,200) (1)	5,500,000	5,502,288
CarMax Auto Owner Trust 2013-4
1.28%, 05/15/2019	257,693	257,612
CarMax Auto Owner Trust 2014-2
0.98%, 01/15/2019	551,288	550,900
CarMax Auto Owner Trust 2016-4
1.40%, 08/15/2021	5,788,000	5,740,955
Carnow Auto Receivables Trust 2016-1
2.26%, 05/15/2019 (Acquired 12/09/2016, Cost $3,189,327) (1)	3,189,384	3,191,758
3.49%, 02/15/2021 (Acquired 12/09/2016, Cost $2,249,741) (1)	2,250,000	2,258,121
Carrington Mortgage Loan Trust Series 2006-OPT1
1.16%, 02/25/2036	875,048	859,154
Catamaran CLO 2014-1 Ltd.
2.58%, 04/20/2026 (Acquired 04/02/2014, Cost $5,491,598) (1)	5,500,000	5,498,185
2.83%, 04/20/2026 (Acquired 04/02/2014, Cost $4,390,952) (1)	4,500,000	4,449,735
Catamaran CLO 2014-2 Ltd.
2.42%, 10/18/2026 (Acquired 11/17/2016, Cost $1,000,000) (1)	1,000,000	1,001,017
Catamaran CLO 2015-1 Ltd.
2.59%, 04/22/2027 (Acquired 03/31/2015 through 04/29/2016, Cost $2,242,755) (1)	2,250,000	2,249,134
Chase Funding Trust Series 2003-4
5.33%, 05/25/2033	182,872	187,586
Chase Funding Trust Series 2003-6
4.28%, 11/25/2034	488,594	499,205
5.13%, 11/25/2034	286,964	296,942
Chase Issuance Trust
1.46%, 06/15/2023	19,794,000	19,997,583
1.29%, 03/15/2024	7,100,000	7,117,196
Citi Held For Asset Issuance 2016-MF1
4.48%, 08/15/2022 (Acquired 02/26/2016, Cost $1,627,544) (1)	1,629,361	1,649,491
6.64%, 08/15/2022 (Acquired 02/26/2016, Cost $3,238,748) (1)	3,250,000	3,411,006
Citibank Credit Card Issuance Trust
1.74%, 01/19/2021	10,280,000	10,296,449
Citigroup Mortgage Loan Trust, Inc.
1.34%, 10/25/2035	1,156,048	1,151,106
Colony American Finance 2016-2 Ltd.
2.55%, 11/15/2048 (Acquired 11/02/2016, Cost $1,347,508) (1)	1,347,549	1,312,410
Conseco Financial Co.
6.40%, 10/15/2018	2,103	2,103
7.05%, 01/15/2019	204	204
6.24%, 12/01/2028	40,296	41,726
6.22%, 03/01/2030	100,480	106,147
6.18%, 04/01/2030	29,683	31,241
Consumer Credit Origination Loan Trust 2015-1
2.82%, 03/15/2021 (Acquired 02/03/2015, Cost $11,617) (1)	11,617	11,617
Continental Credit Card 2016-1
4.56%, 01/15/2023 (Acquired 12/13/2016, Cost $1,341,449) (1)	1,341,452	1,341,487
COOF Securitization Trust 2014-1 Ltd.
3.18%, 06/25/2040 IO (Acquired 05/16/2014, Cost $378,348) (1)	2,194,760	247,957
Countrywide Asset-Backed Certificates
5.12%, 02/25/2035	61,651	62,422
4.55%, 02/25/2036	284,622	291,413
4.78%, 04/25/2036	183,487	158,774
4.64%, 09/25/2046	108,126	93,495
CPS Auto Receivables Trust 2013-A
1.31%, 06/15/2020 (Acquired 10/28/2013, Cost $177,915) (1)	178,062	177,666
CPS Auto Receivables Trust 2014-B
1.11%, 11/15/2018 (Acquired 06/06/2014, Cost $136,657) (1)	136,659	136,615
CPS Auto Receivables Trust 2014-C
1.31%, 02/15/2019 (Acquired 09/09/2014 through 06/18/2015, Cost $412,066) (1)	412,096	411,884
3.77%, 08/17/2020 (Acquired 09/09/2014, Cost $557,980) (1)	558,000	559,489
CPS Auto Receivables Trust 2014-D
1.49%, 04/15/2019 (Acquired 12/10/2014 through 10/05/2016, Cost $615,076) (1)	615,048	614,907
4.35%, 11/16/2020 (Acquired 12/10/2014, Cost $524,980) (1)	525,000	535,739
CPS Auto Receivables Trust 2015-A
1.53%, 07/15/2019 (Acquired 03/19/2015 through 10/05/2016, Cost $708,968) (1)	708,959	708,804
4.00%, 02/16/2021 (Acquired 03/19/2015, Cost $445,964) (1)	446,000	447,960
CPS Auto Receivables Trust 2015-B
1.65%, 11/15/2019 (Acquired 06/09/2015 through 12/13/2016, Cost $1,875,931) (1)	1,875,877	1,875,587
4.20%, 05/17/2021 (Acquired 06/09/2015, Cost $1,904,943) (1)	1,905,000	1,908,836
CPS Auto Receivables Trust 2015-C
1.77%, 06/17/2019 (Acquired 09/11/2015 through 10/20/2016, Cost $1,820,607) (1)	1,820,076	1,823,062
4.63%, 08/16/2021 (Acquired 09/11/2015, Cost $1,375,850) (1)	1,376,000	1,384,749
CPS Auto Receivables Trust 2016-A
2.25%, 10/15/2019 (Acquired 01/22/2016, Cost $1,064,412) (1)	1,064,421	1,067,874
CPS Auto Receivables Trust 2016-B
2.07%, 11/15/2019 (Acquired 04/14/2016 through 05/20/2016, Cost $3,582,959) (1)	3,582,344	3,587,419
CPS Auto Receivables Trust 2016-C
1.62%, 01/15/2020 (Acquired 07/18/2016, Cost $6,616,433) (1)	6,616,433	6,608,945
3.27%, 06/15/2022 (Acquired 07/18/2016, Cost $839,934) (1)	840,000	839,771
CPS Auto Trust
1.48%, 03/16/2020 (Acquired 10/28/2013, Cost $91,658) (1)	91,644	91,627
1.50%, 06/15/2020 (Acquired 10/13/2016, Cost $6,198,566) (1)	6,198,926	6,185,153
Credit Acceptance Auto Loan Trust 2014-2
1.88%, 03/15/2022 (Acquired 09/01/2015 through 02/22/2016, Cost $1,540,604) (1)	1,542,379	1,544,220
Credit Acceptance Auto Loan Trust 2015-2
2.40%, 02/15/2023 (Acquired 08/12/2015, Cost $2,820,934) (1)	2,821,000	2,833,408
3.76%, 02/15/2024 (Acquired 08/12/2015, Cost $433,999) (1)	434,000	439,232
Credit Acceptance Auto Loan Trust 2017-1
2.56%, 10/15/2025 (Acquired 02/14/2017, Cost $1,986,912) (1)	1,987,000	1,985,736
3.04%, 12/15/2025 (Acquired 02/14/2017, Cost $870,839) (1)	871,000	870,485
3.48%, 02/17/2026 (Acquired 02/14/2017, Cost $729,948) (1)	730,000	733,396
Credit-Based Asset Servicing & Securitization LLC
5.30%, 12/25/2035	18,780	18,586
CSMC 2016-RPL1 Trust
3.74%, 12/26/2046 (Acquired 11/28/2016 through 01/01/2017, Cost $13,413,245) (1)	13,444,616	13,213,020
CWABS Asset-Backed Certificates Trust 2004-15
4.61%, 04/25/2035	43,718	43,965
CWABS Asset-Backed Certificates Trust 2005-1
5.03%, 07/25/2035	74,736	76,253
CWABS Asset-Backed Certificates Trust 2005-11
4.68%, 02/25/2036	344,001	347,767
CWABS Asset-Backed Certificates Trust 2005-17
4.63%, 05/25/2036	45,052	72,833
CWABS Inc Asset-Backed Certificates Series 2003-BC1
1.78%, 03/25/2033	884,571	840,060
CWABS, Inc. Asset-Backed Certificates Series 2003-5
5.31%, 01/25/2034	28,775	28,692
CWABS, Inc. Asset-Backed Certificates Series 2004-1
1.73%, 03/25/2034	61,721	59,693
1.81%, 03/25/2034	9,586	8,924
1.54%, 04/25/2034	1,112	954
CWABS, Inc. Asset-Backed Certificates Trust 2004-6
1.88%, 10/25/2034	27,973	26,876
1.76%, 11/25/2034	1,136,668	1,109,634
CWHEQ Home Equity Loan Trust Series 2007-S1
5.69%, 11/25/2036	17,927	17,711
Discover Card Execution Note Trust
1.39%, 03/15/2022	9,887,000	9,797,029
Drive Auto Receivables Trust 2015-A
4.12%, 07/15/2022 (Acquired 03/12/2015, Cost $1,765,814) (1)	1,766,000	1,795,618
Drive Auto Receivables Trust 2015-B
2.12%, 06/17/2019 (Acquired 05/20/2015, Cost $9,566) (1)	9,566	9,569
3.84%, 07/15/2021 (Acquired 05/20/2015, Cost $1,920,761) (1)	1,921,000	1,956,366
Drive Auto Receivables Trust 2015-C
4.20%, 09/15/2021 (Acquired 07/15/2015, Cost $926,464) (1)	926,471	943,285
Drive Auto Receivables Trust 2016-B
2.56%, 06/15/2020 (Acquired 05/18/2016, Cost $635,994) (1)	636,000	639,537
Drive Auto Receivables Trust 2016-C
4.18%, 03/15/2024 (Acquired 11/16/2016, Cost $2,995,503) (1)	2,996,000	3,055,571
Drive Auto Receivables Trust 2017-A
1.48%, 03/15/2019 (Acquired 01/24/2017, Cost $13,277,730) (1)	13,278,000	13,273,902
2.51%, 01/15/2021 (Acquired 01/24/2017, Cost $812,969) (1)	813,000	816,221
2.98%, 01/18/2022 (Acquired 01/24/2017, Cost $1,293,855) (1)	1,294,000	1,302,493
4.16%, 05/15/2024 (Acquired 01/24/2017, Cost $1,723,963) (1)	1,724,000	1,750,067
Drive Auto Receivables Trust 2017-B
1.59%, 12/17/2018 (Acquired 03/21/2017, Cost $8,710,861) (1) (9)	8,711,000	8,710,812
2.20%, 05/15/2020 (Acquired 03/21/2017, Cost $4,050,603) (1) (9)	4,051,000	4,050,585
2.61%, 08/16/2021 (Acquired 03/21/2017, Cost $3,415,570) (1)(9)	3,416,000	3,415,556
3.72%, 10/17/2022 (Acquired 03/21/2017, Cost $2,981,936) (1)	2,982,000	2,989,920
DT Auto Owner Trust 2015-2
4.25%, 02/15/2022 (Acquired 06/10/2015, Cost $1,355,979) (1)	1,356,000	1,382,743
DT Auto Owner Trust 2015-3
1.66%, 03/15/2019 (Acquired 10/07/2015, Cost $342,696) (1)	342,712	342,710
DT Auto Owner Trust 2016-1
2.00%, 09/16/2019 (Acquired 01/13/2016, Cost $534,822) (1)	534,829	535,170
DT Auto Owner Trust 2016-2
1.73%, 08/15/2019 (Acquired 04/06/2016, Cost $355,829) (1)	355,835	355,943
DT Auto Owner Trust 2016-3
1.75%, 11/15/2019 (Acquired 06/08/2016, Cost $3,596,582) (1)	3,596,587	3,599,611
2.65%, 07/15/2020 (Acquired 06/08/2016, Cost $1,099,904) (1)	1,100,000	1,106,605
DT Auto Owner Trust 2016-4
1.44%, 11/15/2019 (Acquired 09/28/2016, Cost $5,271,665) (1)	5,271,870	5,273,276
2.74%, 10/17/2022 (Acquired 02/15/2017, Cost $2,998,194) (1)	3,000,000	3,008,468
DT Auto Owner Trust 2017-1
3.55%, 11/15/2022 (Acquired 02/06/2017, Cost $4,869,805) (1)	4,869,000	4,882,095
Engs Commercial Finance Trust 2016-1
2.63%, 02/22/2022 (Acquired 10/27/2016, Cost $1,304,860) (1)	1,305,000	1,302,320
Exeter Automobile Receivables Trust 2014-2
3.26%, 12/16/2019 (Acquired 05/20/2014, Cost $334,985) (1)	335,000	337,892
Exeter Automobile Receivables Trust 2014-3
2.77%, 11/15/2019 (Acquired 10/09/2014 through 02/13/2017, Cost $8,414,266) (1)	8,390,132	8,421,844
Exeter Automobile Receivables Trust 2015-1
1.60%, 06/17/2019 (Acquired 02/26/2015 through 10/05/2016, Cost $175,534) (1)	175,539	175,501
2.84%, 03/16/2020 (Acquired 02/26/2015, Cost $1,124,914) (1)	1,125,000	1,130,308
Exeter Automobile Receivables Trust 2015-2
1.54%, 11/15/2019 (Acquired 05/12/2015, Cost $481,171) (1)	481,181	480,933
Exeter Automobile Receivables Trust 2016-1
2.35%, 07/15/2020 (Acquired 02/04/2016, Cost $1,356,523) (1)	1,356,590	1,359,620
5.52%, 10/15/2021 (Acquired 02/04/2016, Cost $2,229,898) (1)	2,230,000	2,331,401
Exeter Automobile Receivables Trust 2016-2
2.21%, 07/15/2020 (Acquired 05/09/2016, Cost $1,010,243) (1)	1,010,299	1,011,961
Exeter Automobile Receivables Trust 2016-3
1.84%, 11/16/2020 (Acquired 10/03/2016, Cost $6,361,101) (1)	6,361,452	6,350,954
Exeter Automobile Receivables Trust 2017-1
3.95%, 12/15/2022 (Acquired 01/30/2017, Cost $834,990) (1)	835,000	841,324
Fifth Third Auto Trust 2014-3
0.96%, 03/15/2019	147,804	147,674
First Investors Auto Owner Trust 2014-3
1.67%, 11/16/2020 (Acquired 11/07/2014 through 12/02/2015, Cost $484,071) (1)	484,734	484,998
First Investors Auto Owner Trust 2015-2
1.59%, 12/16/2019 (Acquired 08/16/2015, Cost $531,914) (1)	531,915	532,122
4.22%, 12/15/2021 (Acquired 08/18/2015, Cost $279,989) (1)	280,000	286,503
First Investors Auto Owner Trust 2016-1
1.92%, 05/15/2020 (Acquired 03/03/2016, Cost $514,512) (1)	514,929	515,659
First Investors Auto Owner Trust 2016-2
1.53%, 11/16/2020 (Acquired 09/12/2016, Cost $5,245,007) (1)	5,245,300	5,238,017
First Investors Auto Owner Trust 2017-1
2.67%, 04/17/2023 (Acquired 02/14/2017, Cost $2,766,395) (1)	2,767,000	2,764,341
3.60%, 04/17/2023 (Acquired 02/14/2017, Cost $2,846,257) (1)	2,847,000	2,847,437
FirstKey Lending 2015-SFR1 Trust
2.55%, 03/09/2047 (Acquired 04/09/2015 through 03/22/2017, Cost $3,308,773) (1)	3,303,134	3,278,276
3.42%, 03/09/2047 (Acquired 04/09/2015, Cost $1,453,911) (1)	1,442,000	1,430,650
Flagship Credit Auto Trust 2014-1
2.55%, 02/18/2020 (Acquired 04/08/2014, Cost $275,251) (1)	275,266	275,410
Flagship Credit Auto Trust 2014-2
1.43%, 12/16/2019 (Acquired 10/09/2014 through 10/05/2016, Cost $410,556) (1)	410,758	410,852
2.84%, 11/16/2020 (Acquired 10/09/2014, Cost $891,963) (1)	892,000	898,398
3.95%, 12/15/2020 (Acquired 10/09/2014, Cost $439,967) (1)	440,000	443,794
Flagship Credit Auto Trust 2015-1
1.63%, 06/15/2020 (Acquired 03/05/2015 through 10/05/2016, Cost $935,191) (1)	935,252	934,821
Flagship Credit Auto Trust 2015-3
2.38%, 10/15/2020 (Acquired 10/28/2015, Cost $1,115,388) (1)	1,115,390	1,117,658
3.68%, 03/15/2022 (Acquired 10/28/2015, Cost $567,927) (1)	568,000	575,873
4.65%, 03/15/2022 (Acquired 10/28/2015, Cost $566,890) (1)	567,000	583,723
Flagship Credit Auto Trust 2016-1
2.77%, 12/15/2020 (Acquired 02/19/2016, Cost $1,471,710) (1)	1,473,832	1,484,888
6.22%, 06/15/2022 (Acquired 02/19/2016, Cost $2,984,611) (1)	3,000,000	3,210,452
Flagship Credit Auto Trust 2016-2
2.28%, 05/15/2020 (Acquired 04/25/2016, Cost $954,842) (1)	954,854	957,046
Flagship Credit Auto Trust 2016-3
1.61%, 12/15/2019 (Acquired 08/02/2016, Cost $5,104,954) (1)	5,104,996	5,101,348
Flagship Credit Auto Trust 2016-4
1.47%, 03/16/2020 (Acquired 10/19/2016, Cost $3,646,679) (1)	3,646,894	3,643,012
2.71%, 11/15/2022 (Acquired 10/19/2016, Cost $1,742,913) (1)	1,743,000	1,723,775
Ford Credit Auto Owner Trust 2014-B
0.90%, 10/15/2018	159,845	159,751
Ford Credit Auto Owner Trust 2014-C
1.06%, 05/15/2019	482,093	481,599
Ford Credit Auto Owner Trust 2014-REV2
2.31%, 04/15/2026 (Acquired 02/20/2015 through 02/23/2015, Cost $6,853,144) (1)	6,820,000	6,876,865
Ford Credit Auto Owner Trust 2015-A
1.28%, 09/15/2019	652,548	652,224
Ford Credit Auto Owner Trust 2016-REV1
2.31%, 08/15/2027 (Acquired 02/23/2016, Cost $6,998,539) (1)	7,000,000	6,998,892
Ford Credit Auto Owner Trust 2016-REV2
2.03%, 12/15/2027 (Acquired 03/09/2017, Cost $9,798,981) (1)	10,000,000	9,862,440
Ford Credit Auto Owner Trust 2017-A
1.92%, 04/15/2022	12,721,000	12,703,702
Ford Credit Auto Owner Trust/Ford Credit
2.62%, 08/15/2028 (Acquired 02/22/2017, Cost $2,897,449) (1)	2,898,000	2,912,986
Ford Credit Floorplan Master Owner Trust A
1.95%, 11/15/2021	2,802,000	2,800,681
Fremont Home Loan Trust 2004-2
1.84%, 07/25/2034	1,229,294	1,129,761
Galaxy XVIII CLO Ltd.
0.00%, 10/15/2026 (Acquired 03/17/2017, Cost $7,000,000) (1)	7,000,000	6,996,500
GCAT 2015-2
3.75%, 07/25/2020 (Acquired 07/22/2015 through 07/27/2015, Cost $2,176,577) (1)	2,177,496	2,178,875
GE Capital Mortgage Services, Inc. 1999-HE1 Trust
6.27%, 04/25/2029	87	87
6.71%, 04/25/2029	43,163	36,352
GE Mortgage Services LLC
6.74%, 12/25/2028	5	5
GLC Trust 2013-1
3.00%, 07/15/2021 (Acquired 07/01/2014, Cost $334,884) (1) (9)	335,930	331,563
GLS Auto Receivables Trust 2015-1
2.25%, 12/15/2020 (Acquired 06/26/2015, Cost $839,345) (1)	839,345	839,480
4.43%, 12/15/2020 (Acquired 06/26/2015, Cost $953,980) (1)	954,000	967,247
GLS Auto Receivables Trust 2016-1
2.73%, 10/15/2020 (Acquired 05/12/2016, Cost $1,880,248) (1)	1,880,352	1,882,571
4.39%, 01/15/2021 (Acquired 05/12/2016, Cost $959,985) (1)	960,000	962,320
GM Financial Automobile Leasing Trust 2015-1
1.53%, 09/20/2018	1,027,411	1,028,208
1.73%, 06/20/2019	502,000	503,069
GMAT 2013-1 Trust
6.97%, 11/25/2043 (Acquired 11/06/2013 through 02/10/2014, Cost $574,273) (1)	573,914	574,750
GMF Floorplan Owner Revolving Trust
1.41%, 05/15/2020 (Acquired 05/13/2015, Cost $4,600,000) (1)	4,600,000	4,612,759
1.76%, 05/17/2021 (Acquired 05/24/2016, Cost $4,900,000) (1)	4,900,000	4,947,994
GO Financial Auto Securitization Trust 2015-1
3.59%, 10/15/2020 (Acquired 05/19/2015, Cost $637,540) (1)	637,556	634,879
GO Financial Auto Securitization Trust 2015-2
3.27%, 11/15/2018 (Acquired 11/19/2015, Cost $450,207) (1)	450,207	450,480
4.80%, 08/17/2020 (Acquired 11/19/2015, Cost $1,872,891) (1)	1,873,000	1,894,883
Gold Key Resorts 2014-A LLC
3.22%, 03/17/2031 (Acquired 12/01/2014, Cost $967,108) (1)	967,260	969,853
Green Tree Agency Advance Funding Trust I
2.38%, 10/15/2048 (Acquired 09/28/2016, Cost $1,186,997) (1)	1,187,000	1,177,611
GSAA Trust
1.30%, 03/25/2035	4,780,388	4,735,485
1.25%, 06/25/2035	770,439	757,871
GSAMP Trust 2005-WMC2
1.29%, 11/25/2035	3,195,899	3,127,177
HERO Funding Trust 2016-3
3.08%, 09/20/2042 (Acquired 09/15/2016, Cost $1,686,298) (1)(9)	1,686,426	1,665,345
HERO Funding Trust 2016-4A
3.57%, 09/20/2047 (Acquired 03/16/2017, Cost $4,810,580) (1)	4,874,400	4,801,445
Hertz Vehicle Financing II LP
2.67%, 09/25/2021 (Acquired 09/30/2015, Cost $6,099,096) (1)	6,100,000	6,046,547
Hertz Vehicle Financing LLC 2016-1
2.32%, 03/25/2020 (Acquired 02/04/2016, Cost $8,698,865) (1)	8,700,000	8,665,502
Hertz Vehicle Financing LLC 2016-4
2.65%, 07/25/2022 (Acquired 06/01/2016, Cost $2,599,869) (1)	2,600,000	2,548,415
Hilton Grand Vacations Trust 2017-A
2.66%, 12/26/2028 (Acquired 02/22/2017, Cost $2,999,583) (1)	3,000,000	2,997,498
Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-A
1.18%, 03/25/2036	63,783	59,145
Honda Auto Receivables 2014-2 Owner Trust
0.77%, 03/19/2018	127,815	127,724
Honda Auto Receivables 2017-1 Owner Trust
1.72%, 07/21/2021	10,961,000	10,964,490
2.05%, 06/21/2023	3,364,000	3,370,954
HSBC Home Equity Loan Trust USA 2007-1
1.18%, 03/20/2036	10,099	10,088
HSBC Home Equity Loan Trust USA 2007-3
1.98%, 11/20/2036	192,688	192,346
Hyundai Auto Receivables Trust 2014-B
0.90%, 12/17/2018	449,139	448,832
Hyundai Auto Receivables Trust 2015-B
1.12%, 11/15/2019	892,531	890,638
Imc Home Equity Loan Trust 1997-5
6.88%, 11/20/2028	168	167
Invitation Homes 2014-SFR1 Trust
1.77%, 06/17/2031 (Acquired 05/14/2015 through 03/17/2017, Cost $823,824) (1)	825,996	826,157
JP Morgan Mortgage Acquisition Trust 2006-CH1
1.11%, 07/25/2036	3,601,112	3,500,406
Kabbage Asset Securitization LLC
4.57%, 03/15/2022 (Acquired 03/07/2017, Cost $10,810,000) (1)	10,810,000	10,989,373
5.79%, 03/15/2022 (Acquired 03/07/2017, Cost $3,715,142) (1)	3,710,000	3,744,347
KGS-Alpha SBA COOF Trust
0.69%, 05/25/2039 IO (Acquired 10/28/2013, Cost $157,371) (1)	4,781,263	76,935
KGS-Alpha SBA COOF Trust 2014-2
3.39%, 04/25/2040 IO (Acquired 10/21/2014, Cost $386,511) (1)	2,182,172	232,358
KSBA 2012-2 A
0.93%, 08/25/2038 (Acquired 02/19/2014, Cost $476,500) (1)	7,132,040	147,120
KVK CLO 2014-1 Ltd.
2.34%, 05/15/2026 (Acquired 02/10/2017, Cost $7,000,000) (1)	7,000,000	7,005,236
KVK CLO 2014-2 Ltd.
2.57%, 07/15/2026 (Acquired 06/02/2014, Cost $4,243,520) (1)	4,250,000	4,248,211
KVK CLO 2014-3 Ltd.
0.00%, 10/15/2026 (Acquired 03/21/2017, Cost $9,250,000) (1)	9,250,000	9,245,375
KVK CLO 2015-1 Ltd.
2.63%, 05/20/2027 (Acquired 04/22/2015, Cost $249,869) (1)	250,000	249,941
LendingClub Issuance Trust Series 2016-NP1
3.75%, 06/15/2022 (Acquired 07/29/2016, Cost $943,228) (1)	942,187	948,586
6.50%, 06/15/2022 (Acquired 03/17/2017 through 03/28/2017, Cost $4,024,188) (1)	3,900,000	4,034,342
3.00%, 01/17/2023 (Acquired 11/30/2016, Cost $1,175,443) (1)	1,175,443	1,178,298
Lendmark Funding Trust 2016-A
4.82%, 08/21/2023 (Acquired 02/26/2016 through 03/23/2017, Cost $2,569,849) (1)	2,568,000	2,623,933
Lila Mexican Holdings LLC
3.91%, 08/11/2022 (8)(9)	4,199,317	4,124,561
Long Beach Mortgage Loan Trust 2004-1
1.73%, 02/25/2034	1,388,044	1,341,379
Long Beach Mortgage Loan Trust 2004-3
1.84%, 07/25/2034	52,867	51,085
Long Beach Mortgage Loan Trust 2006-WL2
1.18%, 01/25/2036	42,652	42,163
LV Tower 52 Issuer 2013-1
5.75%, 02/15/2023 (Acquired 08/03/2015 through 03/15/2017, Cost $5,517,615) (1)(8)(9)	5,530,702	5,449,954
7.75%, 02/15/2023 (Acquired 08/03/2015 through 03/15/2017, Cost $2,047,320) (1)(8)(9)	2,052,175	2,000,255
Magnetite IX Ltd.
2.46%, 07/25/2026 (Acquired 08/18/2014, Cost $2,248,900) (1)	2,250,000	2,252,250
Magnetite XI Ltd.
2.47%, 01/18/2027 (Acquired 12/04/2014, Cost $1,493,932) (1)	1,500,000	1,499,406
Mariner Finance Issuance Trust 2017-A
3.62%, 02/20/2029 (Acquired 02/16/2017, Cost $2,998,849) (1)	2,999,000	3,014,298
Marlette Funding Trust 2016-1
3.06%, 01/17/2023 (Acquired 07/20/2016, Cost $2,168,611) (1)	2,169,160	2,176,159
Marlette Funding Trust 2017-1
2.83%, 03/15/2024 (Acquired 03/17/2017, Cost $5,299,967) (1)	5,300,000	5,307,995
Mastr Asset Backed Securities Trust 2005-HE1
1.70%, 05/25/2035	867,169	858,240
Mastr Asset Backed Securities Trust 2006-NC1
1.28%, 01/25/2036	3,675,324	3,611,602
Mercedes-Benz Auto Receivables Trust 2015-1
0.82%, 06/15/2018	195,966	195,922
Mid-State Capital Co. 2006-1 Trust
6.08%, 10/15/2040 (Acquired 10/28/2013, Cost $878,946) (1)	884,645	921,636
Mid-State Capital Trust 2010-1
3.50%, 12/15/2045 (Acquired 10/28/2013, Cost $417,469) (1)	408,283	417,076
5.25%, 12/15/2045 (Acquired 10/28/2013, Cost $755,971) (1)	734,690	774,917
Mill Creek II CLO Ltd.
2.78%, 04/20/2028 (Acquired 03/21/2016, Cost $3,750,000) (1)	3,750,000	3,813,937
Morgan Stanley ABS Capital I, Inc. Trust 2004-NC1
2.03%, 12/27/2033	3,570,701	3,477,975
Morgan Stanley ABS Capital I, Inc. Trust 2004-OP1
1.85%, 11/25/2034	5,620,012	5,262,486
Murray Hill Marketplace Trust 2016-LC1
4.19%, 11/25/2022 (Acquired 02/15/2017, Cost $1,720,170) (1)	1,707,796	1,721,162
6.15%, 11/25/2022 (Acquired 03/17/2017, Cost $3,051,141) (1)	3,000,000	3,049,896
Nationstar HECM Loan Trust 2015-2A
2.88%, 11/25/2025 (Acquired 11/19/2015, Cost $488,183) (1)	488,184	488,340
4.11%, 11/25/2025 (Acquired 11/19/2015, Cost $1,963,997) (1)	1,964,000	1,964,000
Nationstar HECM Loan Trust 2016-1A
4.36%, 02/25/2026 (Acquired 02/25/2016, Cost $1,962,000) (1)(9)	1,962,000	1,962,000
Nationstar HECM Loan Trust 2016-2
2.24%, 06/25/2026 (Acquired 06/23/2016, Cost $660,677) (1)(9)	660,677	665,163
Nationstar HECM Loan Trust 2016-3
2.01%, 08/25/2026 (Acquired 08/11/2016, Cost $963,094) (1)(9)	963,095	969,001
Navient Student Loan Trust 2016-2
1.73%, 06/25/2065 (Acquired 04/05/2016, Cost $1,700,492) (1)	1,700,492	1,706,035
New Century Home Equity Loan Trust Series 2003-5
5.17%, 11/25/2033	268,935	271,637
Nissan Auto Receivables 2014-B Owner Trust
1.11%, 05/15/2019	202,946	202,727
Nissan Auto Receivables 2017-A Owner Trust
1.74%, 08/16/2021 (9)	6,480,000	6,479,314
2.11%, 05/15/2023 (9)	6,827,000	6,825,923
NRPL Trust 2015-1
3.88%, 11/01/2054 (Acquired 02/19/2015, Cost $1,653,190) (1)	1,653,190	1,642,578
3.88%, 11/01/2054 (Acquired 02/19/2015, Cost $959,748) (1) (9)	1,000,000	975,800
NRPL Trust 2015-2
3.75%, 10/25/2057 (Acquired 06/04/2015, Cost $3,796,686) (1)	3,810,438	3,809,605
3.75%, 10/25/2057 (Acquired 03/08/2016, Cost $1,158,893) (1)	1,250,000	1,160,027
NRZ Advance Receivables Trust Advance Receivables Backed 2016-T1
2.75%, 06/15/2049 (Acquired 06/23/2016, Cost $2,538,000) (1)	2,538,000	2,514,001
NYMT Residential 2016-RP1
4.00%, 03/25/2021 (Acquired 04/04/2016, Cost $695,789) (1)	698,065	694,006
Oakwood Mortgage Investors, Inc.
6.45%, 11/15/2017	3,253	3,294
Ocwen Master Advance Receivables Trust
3.21%, 11/15/2047 (Acquired 11/06/2015, Cost $4,767,959) (1)	4,768,000	4,765,180
4.20%, 11/15/2047 (Acquired 11/06/2015, Cost $729,998) (1)(9)	730,000	730,949
4.69%, 11/15/2047 (Acquired 11/06/2015, Cost $1,749,999) (1)(9)	1,750,000	1,755,430
2.52%, 08/17/2048 (Acquired 08/03/2016, Cost $2,708,998) (1)	2,709,000	2,696,133
4.25%, 08/17/2048 (Acquired 08/03/2016, Cost $2,037,959) (1)(9)	2,037,963	2,015,804
OnDeck Asset Securitization Trust II LLC
4.21%, 05/17/2020 (Acquired 04/27/2016 through 03/23/2017, Cost $6,993,795) (1)	6,983,000	6,972,456
7.63%, 05/17/2020 (Acquired 04/27/2016, Cost $507,987) (1) (9)	508,000	511,589
OneMain Direct Auto Receivables Trust 2016-1
2.04%, 01/15/2021 (Acquired 07/12/2016, Cost $3,484,616) (1)	3,484,733	3,491,080
4.58%, 09/15/2021 (Acquired 07/12/2016, Cost $666,946) (1)	667,000	679,496
OneMain Direct Auto Receivables Trust 2017-1
2.16%, 10/15/2020 (Acquired 01/26/2017, Cost $19,499,579) (1)	19,500,000	19,479,619
OneMain Financial Issuance Trust 2014-1
2.43%, 06/18/2024 (Acquired 04/09/2014 through 04/16/2014, Cost $835,163) (1)	835,115	835,277
3.24%, 06/18/2024 (Acquired 04/09/2014, Cost $401,957) (1)	402,000	402,738
OneMain Financial Issuance Trust 2014-2
2.47%, 09/18/2024 (Acquired 07/23/2014 through 08/04/2014, Cost $2,149,375) (1)	2,148,774	2,152,252
3.02%, 09/18/2024 (Acquired 07/23/2014, Cost $1,864,000) (1)	1,864,000	1,860,711
OneMain Financial Issuance Trust 2015-1
3.19%, 03/18/2026 (Acquired 01/28/2015, Cost $3,451,268) (1)	3,452,000	3,488,594
3.85%, 03/18/2026 (Acquired 02/13/2015, Cost $500,225) (1)	500,000	501,941
OneMain Financial Issuance Trust 2015-2
2.57%, 07/18/2025 (Acquired 05/12/2015 through 09/25/2015, Cost $18,062,056) (1)	18,062,000	18,098,812
3.10%, 07/18/2025 (Acquired 05/12/2015, Cost $1,626,660) (1)	1,627,000	1,614,010
OneMain Financial Issuance Trust 2016-1
3.66%, 02/20/2029 (Acquired 09/19/2016 through 09/20/2016, Cost $2,703,182) (1)	2,645,000	2,692,008
6.00%, 02/20/2029 (Acquired 05/12/2016, Cost $1,874,056) (1)	1,900,000	1,941,056
OneMain Financial Issuance Trust 2016-2
5.67%, 03/20/2028 (Acquired 07/19/2016, Cost $3,672,016) (1) (9)	3,675,000	3,700,725
Oportun Funding II LLC
4.70%, 03/08/2021 (Acquired 02/12/2016, Cost $2,900,854) (1)	2,901,000	2,962,620
6.41%, 03/08/2021 (Acquired 02/12/2016, Cost $810,956) (1)	811,000	832,012
Oportun Funding III LLC
3.69%, 07/08/2021 (Acquired 06/22/2016, Cost $3,331,736) (1)	3,332,000	3,339,155
Oportun Funding IV LLC
4.85%, 11/08/2021 (Acquired 10/14/2016, Cost $723,585) (1)	723,661	717,069
Option One Mortgage Loan Trust 2004-3
1.88%, 11/25/2034	1,691,802	1,583,490
OZLM Funding II Ltd.
2.48%, 10/30/2027 (Acquired 10/06/2016, Cost $4,500,000) (1)	4,500,000	4,507,785
OZLM XV Ltd.
2.41%, 01/20/2029 (Acquired 11/22/2016, Cost $7,725,975) (1)	7,750,000	7,784,875
Palmer Square CLO 2015-1 Ltd.
2.55%, 05/21/2027 (Acquired 04/10/2015 through 06/17/2016, Cost $5,229,623) (1)	5,250,000	5,249,380
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCH
1.82%, 01/25/2036	4,800,000	4,737,498
PFS Tax Lien Trust 2014-1
1.44%, 05/15/2029 (Acquired 04/29/2014, Cost $204,107) (1)	204,113	202,807
Progreso Receivables Funding LLC
3.00%, 07/28/2020 (Acquired 06/30/2015, Cost $1,203,000) (1)	1,203,000	1,202,793
5.00%, 07/28/2020 (Acquired 06/30/2015, Cost $605,000) (1) (9)	605,000	608,025
Progress Residential 2015-SFR2 Trust
2.74%, 06/12/2032 (Acquired 05/20/2015, Cost $3,369,830) (1)	3,369,881	3,353,008
3.14%, 06/12/2032 (Acquired 05/20/2015, Cost $2,011,974) (1)	2,012,000	1,995,900
3.44%, 06/12/2032 (Acquired 05/20/2015, Cost $2,137,966) (1)	2,138,000	2,124,067
4.43%, 06/12/2032 (Acquired 05/20/2015, Cost $891,982) (1)	892,000	891,380
Progress Residential 2015-SFR3 Trust
3.07%, 11/12/2032 (Acquired 10/23/2015, Cost $5,239,221) (1)	5,239,388	5,258,562
4.67%, 11/12/2032 (Acquired 10/23/2015, Cost $294,991) (1)	295,000	302,553
5.66%, 11/12/2032 (Acquired 10/23/2015, Cost $999,986) (1)	1,000,000	1,038,234
Progress Residential 2016-SFR1 Trust
4.79%, 09/17/2033 (Acquired 07/15/2016, Cost $1,859,000) (1)	1,859,000	1,900,289
Purchasing Power Funding 2015-1A LLC
4.75%, 12/15/2019 (Acquired 11/03/2015, Cost $3,500,000) (1)(9)	3,500,000	3,535,000
RAAC Series 2004-SP1 Trust
5.29%, 08/25/2027	1,512	1,539
RAMP Series 2004-RS11 Trust
1.91%, 11/25/2034	54,310	54,346
RAMP Series 2005-RS1 Trust
4.71%, 01/25/2035	12,407	12,528
RAMP Series 2006-RZ1 Trust
1.28%, 03/25/2036	248,538	248,247
RASC Series 2002-KS4 Trust
1.48%, 07/25/2032	4,435	4,025
RASC Series 2003-KS2 Trust
3.99%, 04/25/2033	20,699	20,673
RASC Series 2003-KS5 Trust
1.56%, 07/25/2033	5,052	4,570
3.62%, 07/25/2033	1,280	1,256
RASC Series 2003-KS9 Trust
1.62%, 11/25/2033	5,962	5,042
RASC Series 2004-KS2 Trust
4.30%, 03/25/2034	2,363	2,385
RASC Series 2005-KS6 Trust
1.60%, 07/25/2035	1,251,108	1,243,027
RBSHD 2013-1 Trust
7.69%, 10/25/2047 (Acquired 02/20/2014, Cost $559,452) (1)(8)(9)	558,390	558,327
Regatta V Funding Ltd.
2.60%, 10/25/2026 (Acquired 04/16/2015, Cost $999,386) (1)	1,000,000	999,654
Renaissance Home Equity Loan Trust
5.61%, 04/25/2037	305,042	153,990
Renaissance Home Equity Loan Trust 2005-3
4.81%, 11/25/2035	132,109	132,824
Rice Park Financing Trust 2016-A
4.63%, 10/31/2041 (Acquired 11/30/2016, Cost $7,222,338) (1)(8)(9)	7,241,926	7,241,926
Santander Drive Auto Receivables Trust 2014-4
1.82%, 05/15/2019	116,330	116,355
Santander Drive Auto Receivables Trust 2015-2
1.83%, 01/15/2020	3,721,000	3,726,030
Santander Drive Auto Receivables Trust 2015-S1
1.93%, 09/17/2019 (Acquired 06/10/2015, Cost $209,930) (1) (9)	209,932	209,827
Santander Drive Auto Receivables Trust 2016-3
2.46%, 03/15/2022	4,102,000	4,106,691
Santander Drive Auto Receivables Trust 2017-1
1.49%, 02/18/2020	5,414,000	5,411,045
2.10%, 06/15/2021	4,842,000	4,835,586
2.58%, 05/16/2022	3,957,000	3,956,190
3.17%, 04/17/2023	5,074,000	5,083,473
Saxon Asset Securities Trust 2003-1
4.80%, 06/25/2033	86,355	87,058
Securitized Asset Backed Receivables LLC Trust 2005-OP2
1.31%, 10/25/2035 (Acquired 03/13/2014, Cost $471,072) (1)	475,442	474,262
Securitized Asset Backed Receivables LLC Trust 2006-CB1
3.44%, 01/25/2036	73,820	58,647
Sierra Auto Receivables Securitization Trust 2016-1
2.85%, 01/18/2022 (Acquired 06/22/2016, Cost $591,700) (1)	591,700	592,345
Silver Spring CLO Ltd.
2.47%, 10/15/2026 (Acquired 06/24/2016, Cost $5,863,940) (1)	5,954,635	5,951,932
Skopos Auto Receivables Trust 2015-2
3.55%, 02/15/2020 (Acquired 11/05/2015, Cost $233,475) (1)	233,485	233,788
SoFi Consumer Loan Program 2016-2 LLC
3.09%, 10/27/2025 (Acquired 07/26/2016, Cost $1,750,780) (1)	1,751,028	1,752,420
Specialty Underwriting & Residential Finance Trust Series 2004-BC4
1.65%, 10/25/2035	297,132	291,375
Specialty Underwriting & Residential Finance Trust Series 2006-BC1
1.28%, 12/25/2036	1,965,056	1,943,920
SpringCastle America Funding LLC
3.05%, 04/25/2029 (Acquired 09/16/2016, Cost $3,338,326) (1)	3,338,438	3,358,912
Springleaf Funding Trust 2015-A
3.16%, 11/15/2024 (Acquired 02/18/2015 through 02/17/2016, Cost $18,651,843) (1)	18,692,000	18,869,643
3.62%, 11/15/2024 (Acquired 02/18/2015, Cost $1,086,780) (1)	1,087,000	1,085,607
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2015-T3
4.43%, 07/15/2047 (Acquired 12/10/2015, Cost $1,781,922) (1)	1,782,000	1,788,881
Structured Asset Investment Loan Trust 2004-4
1.78%, 04/25/2034	720,327	681,509
Structured Asset Sec Co. Pass Through Cert Series 2002-al1
3.45%, 02/25/2032	56,908	56,665
3.45%, 02/25/2032	117,834	115,747
Structured Asset Securities Co. Mortgage Loan Trust 2005-7XS
5.44%, 04/25/2035	9,186	9,542
Structured Asset Securities Co. Mortgage Pass-Through Certificates Series 2004-6XS
6.03%, 03/25/2034	188,300	189,067
6.05%, 03/25/2034	150,591	152,954
Sunset Mortgage Loan Co. 2014-NPL2 LLC
3.72%, 11/16/2044 (Acquired 11/25/2014, Cost $780,513) (1)(9)	780,513	780,411
Synchrony Credit Card Master Note Trust 2015-1
2.37%, 03/15/2023	4,950,000	4,999,714
Synchrony Credit Card Master Note Trust 2015-3
1.74%, 09/15/2021	3,800,000	3,805,453
Synchrony Credit Card Master Note Trust 2016-3
1.58%, 09/15/2022	6,000,000	5,951,394
TCF Auto Receivables Owner Trust 2015-2
2.06%, 04/15/2020 (Acquired 11/18/2015, Cost $9,999,606) (1)	10,000,000	10,031,754
THL Credit Wind River 2014-3 CLO Ltd.
2.66%, 01/22/2027 (Acquired 12/17/2014, Cost $5,732,124) (1)	5,750,000	5,748,212
Toyota Auto Receivables 2014-C Owner Trust
0.93%, 07/16/2018	203,572	203,416
Toyota Auto Receivables 2016-D Owner Trust
1.23%, 10/15/2020	16,381,000	16,266,037
Toyota Auto Receivables 2017-A Owner Trust
1.42%, 09/16/2019 (9)	8,759,000	8,758,155
Trafigura Securitisation Finance Plc 2014-1
1.86%, 10/15/2018 (Acquired 10/23/2014, Cost $3,719,000) (1)(8)(9)	3,719,000	3,715,013
Tricolor Auto Securitization Trust 2017-1
5.09%, 05/15/2020 (Acquired 02/21/2017, Cost $4,193,424) (1)(8)(9)	4,193,424	4,192,780
Tricon American Homes 2015-SFR1 Trust
2.19%, 05/17/2032 (Acquired 04/28/2015, Cost $887,146) (1)	887,146	885,802
TRINITAS CLO IV Ltd.
2.77%, 04/18/2028 (Acquired 05/02/2016, Cost $7,500,000) (1)	7,500,000	7,531,058
United Auto Credit Securitization Trust 2016-2
1.67%, 09/10/2018 (Acquired 09/13/2016, Cost $4,351,881) (1)	4,351,881	4,354,648
US Residential Opportunity Fund III Trust 2016-1
3.47%, 07/27/2036 (Acquired 07/20/2016, Cost $3,712,609) (1)	3,708,888	3,689,799
Vericrest Opportunity Loan Trust 2015-NPL3
3.38%, 10/25/2058 (Acquired 02/06/2015 through 08/12/2015, Cost $2,371,387) (1)	2,374,429	2,365,119
Verizon Owner Trust 2016-1
1.42%, 01/20/2021 (Acquired 07/12/2016, Cost $374,952) (1)	375,000	372,696
Verizon Owner Trust 2016-2
1.68%, 05/20/2021 (Acquired 03/14/2017, Cost $11,927,442) (1)	12,000,000	11,958,550
Verizon Owner Trust 2017-1
2.06%, 09/20/2021 (Acquired 03/07/2017, Cost $6,881,893) (1)	6,883,000	6,904,332
VM DEBT LLC
6.50%, 10/02/2024 (Acquired 03/23/2017, Cost $4,628,400) (1)(8)(9)	4,640,000	4,640,000
VML 2014-NPL1 LLC
3.88%, 04/27/2054 (Acquired 11/26/2014, Cost $432,281) (1)	432,281	429,969
VOLT L LLC
3.50%, 09/25/2046 (Acquired 09/23/2016 through 12/01/2016, Cost $6,310,800) (1)	6,312,132	6,351,394
VOLT LI LLC
3.50%, 10/25/2046 (Acquired 10/27/2016, Cost $3,206,736) (1)	3,206,736	3,229,911
VOLT LIII LLC
3.88%, 12/26/2046 (Acquired 12/20/2016, Cost $3,382,273) (1)	3,382,273	3,373,397
VOLT LIV LLC
3.50%, 02/25/2047 (Acquired 02/23/2017, Cost $2,588,705) (1)	2,588,705	2,579,324
VOLT LV LLC
3.50%, 03/25/2047 (Acquired 03/17/2017, Cost $3,972,000) (1)	3,972,000	3,973,676
VOLT NPL X LLC
3.38%, 10/26/2054 (Acquired 11/13/2014, Cost $281,078) (1)	281,235	281,943
VOLT XIX LLC
3.88%, 04/25/2055 (Acquired 12/15/2014, Cost $419,769) (1)	419,995	420,669
VOLT XL LLC
4.38%, 11/27/2045 (Acquired 12/08/2015, Cost $1,428,793) (1)	1,429,794	1,443,774
VOLT XLV LLC
4.00%, 05/25/2046 (Acquired 01/31/2017, Cost $2,886,134) (1)	2,889,066	2,911,692
VOLT XLVI LLC
3.84%, 06/25/2046 (Acquired 01/05/2017, Cost $1,594,935) (1)	1,594,935	1,597,909
VOLT XLVII LLC
3.75%, 06/25/2046 (Acquired 02/13/2017, Cost $1,840,720) (1)	1,840,720	1,838,514
VOLT XLVIII LLC
3.50%, 07/25/2046 (Acquired 07/15/2016 through 03/09/2017, Cost $4,335,917) (1)	4,327,059	4,350,290
VOLT XXII LLC
3.50%, 02/25/2055 (Acquired 02/26/2015 through 07/05/2016, Cost $1,444,300) (1)	1,445,561	1,453,779
4.25%, 02/25/2055 (Acquired 03/09/2017, Cost $659,221) (1)	665,941	652,369
VOLT XXIV LLC
3.50%, 02/25/2055 (Acquired 03/23/2015, Cost $1,547,589) (1)	1,548,505	1,549,646
VOLT XXV LLC
3.50%, 06/26/2045 (Acquired 06/17/2015, Cost $4,844,474) (1)	4,848,251	4,866,034
VOLT XXVII LLC
3.38%, 08/27/2057 (Acquired 10/24/2014 through 12/02/2016, Cost $3,326,174) (1)	3,327,508	3,323,714
VOLT XXXI LLC
3.38%, 02/25/2055 (Acquired 01/22/2015 through 10/27/2016, Cost $1,893,407) (1)	1,892,177	1,886,194
VOLT XXXIII LLC
3.50%, 03/25/2055 (Acquired 03/13/2015, Cost $1,992,290) (1)	1,993,697	2,001,122
VOLT XXXIV LLC
3.25%, 02/25/2055 (Acquired 01/21/2016 through 10/27/2016, Cost $1,733,088) (1)	1,745,676	1,742,981
VOLT XXXV
3.50%, 09/25/2046 (Acquired 09/01/2016, Cost $7,242,127) (1)	7,248,547	7,246,899
VOLT XXXV LLC
3.50%, 06/26/2045 (Acquired 06/26/2015, Cost $1,192,467) (1)	1,193,234	1,192,539
VOLT XXXVI LLC
3.63%, 07/25/2045 (Acquired 10/19/2016, Cost $310,613) (1)	309,577	310,326
VOLT XXXVIII LLC
3.88%, 09/25/2045 (Acquired 09/10/2015 through 07/28/2016, Cost $1,138,004) (1)	1,135,861	1,143,861
Voya CLO 2013-3 Ltd.
2.47%, 01/18/2026 (Acquired 11/26/2013, Cost $7,400,000) (1)	7,400,000	7,396,263
Wells Fargo Dealer Floorplan Master Note Trust
1.48%, 01/20/2020	5,300,000	5,306,791
Westgate Resorts 2015-1 LLC
2.75%, 05/20/2027 (Acquired 02/20/2015, Cost $283,051) (1)	283,071	283,898
Westgate Resorts 2017-1 LLC
3.05%, 12/20/2030	2,107,000	2,104,366
4.05%, 12/20/2030	3,750,000	3,744,141
Westlake Automobile Receivables Trust 2015-3
4.40%, 05/17/2021 (Acquired 02/10/2016, Cost $996,513) (1)	1,000,000	1,016,902
Westlake Automobile Receivables Trust 2016-2
1.57%, 06/17/2019 (Acquired 06/07/2016, Cost $1,179,105) (1)	1,179,143	1,179,471
4.10%, 06/15/2021 (Acquired 06/07/2016, Cost $299,958) (1)	300,000	305,557
Westlake Automobile Receivables Trust 2016-3
2.46%, 01/18/2022 (Acquired 10/14/2016, Cost $1,872,900) (1)	1,873,000	1,865,738
Westlake Automobile Receivables Trust 2017-1
2.70%, 10/17/2022 (Acquired 03/09/2017, Cost $1,194,935) (1)	1,195,000	1,197,591
3.46%, 10/17/2022 (Acquired 03/09/2017, Cost $1,201,914) (1)	1,202,000	1,205,450
World Omni Auto Receivables Trust 2015-A
1.34%, 05/15/2020	499,551	499,261
Total Asset-Backed Obligations (Cost $1,282,028,989)		$1,284,237,159
Corporate Bonds - 30.56%
Basic Materials - 1.49%
Agrium, Inc.
3.15%, 10/01/2022	$875,000	$877,262
3.38%, 03/15/2025	430,000	424,329
4.13%, 03/15/2035	1,960,000	1,877,669
6.13%, 01/15/2041	2,850,000	3,340,995
5.25%, 01/15/2045	712,000	772,198
Air Liquide Finance SA
2.25%, 09/27/2023 (Acquired 09/22/2016, Cost $548,713) (1)	550,000	524,817
Anglo American Capital PLC
9.38%, 04/08/2019 (Acquired 10/28/2013, Cost $237,412) (1)	215,000	241,316
Barrick North America Finance LLC
5.75%, 05/01/2043	4,480,000	5,190,416
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/2039	1,150,000	1,324,918
BHP Billiton Finance USA Ltd.
3.85%, 09/30/2023	646,000	685,913
5.00%, 09/30/2043	3,530,000	3,962,097
6.25%, 10/19/2075 (Acquired 10/14/2015, Cost $985,000) (1)	985,000	1,065,031
CF Industries, Inc.
7.13%, 05/01/2020	900,000	979,821
4.50%, 12/01/2026 (Acquired 02/14/2017 through 02/23/2017, Cost $1,664,468) (1)	1,666,000	1,692,156
5.38%, 03/15/2044	2,040,000	1,779,900
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP
3.40%, 12/01/2026 (Acquired 11/17/2016, Cost $528,656) (1)	530,000	530,474
Dow Chemical Co./The
8.55%, 05/15/2019	12,359,000	14,009,124
4.13%, 11/15/2021	470,000	498,634
3.00%, 11/15/2022	918,000	927,308
7.38%, 11/01/2029	339,000	459,352
5.25%, 11/15/2041	199,000	219,169
4.38%, 11/15/2042	1,570,000	1,552,617
Eastman Chemical Co.
2.70%, 01/15/2020	7,390,000	7,489,174
4.50%, 01/15/2021	352,000	375,597
4.65%, 10/15/2044	2,930,000	2,947,984
EI du Pont de Nemours & Co.
5.60%, 12/15/2036	155,000	179,111
4.90%, 01/15/2041	161,000	173,793
FMC Corp.
3.95%, 02/01/2022	1,725,000	1,772,058
Freeport-McMoRan, Inc.
6.75%, 02/01/2022 (Acquired 06/18/2014, Cost $669,143) (1)	649,000	665,225
3.55%, 03/01/2022	5,025,000	4,660,687
Georgia-Pacific LLC
5.40%, 11/01/2020 (Acquired 11/22/2013, Cost $3,386,462) (1)	3,160,000	3,471,709
3.73%, 07/15/2023 (Acquired 12/10/2013, Cost $5,281,563) (1)	5,380,000	5,596,916
Glencore Finance Canada Ltd.
4.25%, 10/25/2022 (Acquired 11/20/2013, Cost $4,863,220) (1)	5,000,000	5,197,650
Glencore Funding LLC
2.50%, 01/15/2019 (Acquired 10/28/2013, Cost $529,817) (1)	537,000	538,557
4.13%, 05/30/2023 (Acquired 10/28/2013, Cost $52,242) (1)	54,000	55,006
4.63%, 04/29/2024 (Acquired 10/08/2014 through 03/24/2017, Cost $1,543,976) (1)	1,500,000	1,557,810
4.00%, 03/27/2027 (Acquired 03/21/2017, Cost $12,616,754) (1)	12,742,000	12,569,499
Goldcorp, Inc.
3.63%, 06/09/2021	1,810,000	1,861,661
International Paper Co.
3.00%, 02/15/2027	4,714,000	4,405,931
5.00%, 09/15/2035	2,265,000	2,403,840
8.70%, 06/15/2038	350,000	501,334
7.30%, 11/15/2039	500,000	645,299
6.00%, 11/15/2041	3,150,000	3,648,526
5.15%, 05/15/2046	1,085,000	1,132,220
Lubrizol Co.
8.88%, 02/01/2019	1,205,000	1,356,368
LYB International Finance BV
5.25%, 07/15/2043	760,000	821,502
4.88%, 03/15/2044	945,000	981,523
LYB International Finance II BV
3.50%, 03/02/2027	4,019,000	3,943,656
LyondellBasell Industries NV
5.00%, 04/15/2019	1,854,000	1,952,527
5.75%, 04/15/2024	2,550,000	2,914,288
4.63%, 02/26/2055	4,910,000	4,620,389
Mosaic Co./The
4.25%, 11/15/2023	10,506,000	10,883,890
5.45%, 11/15/2033	814,000	853,722
4.88%, 11/15/2041	52,000	48,216
5.63%, 11/15/2043	3,515,000	3,618,257
4.70%, 07/15/2064	91,000	85,108
Nucor Corp.
4.00%, 08/01/2023	176,000	186,029
6.40%, 12/01/2037	800,000	1,016,875
Placer Dome, Inc.
6.45%, 10/15/2035	203,000	235,276
Potash Co. of Saskatchewan, Inc.
3.25%, 12/01/2017	31,000	31,287
6.50%, 05/15/2019	392,000	424,788
3.00%, 04/01/2025	1,100,000	1,046,780
PPG Industries, Inc.
9.00%, 05/01/2021	217,000	269,630
5.50%, 11/15/2040	118,000	136,151
Rio Tinto Alcan, Inc.
5.75%, 06/01/2035	54,000	59,961
Rio Tinto Finance USA Ltd.
9.00%, 05/01/2019	673,000	767,706
3.75%, 06/15/2025	8,735,000	9,079,980
Samarco Mineracao SA
5.75%, 10/24/2023 (Acquired 10/28/2013, Cost $537,527) (1)	537,000	351,735
Solvay Finance America LLC
3.40%, 12/03/2020 (Acquired 01/08/2016, Cost $3,997,209) (1)	4,000,000	4,114,876
4.45%, 12/03/2025 (Acquired 08/03/2016 through 03/27/2017, Cost $7,383,756) (1)	7,000,000	7,299,418
Southern Copper Corp.
6.75%, 04/16/2040	3,660,000	4,126,634
5.88%, 04/23/2045	2,000,000	2,083,646
Union Carbide Co.
7.50%, 06/01/2025	624,000	762,922
7.75%, 10/01/2096	681,000	862,162
Vale Canada Ltd.
7.20%, 09/15/2032	850,000	877,625
Vale Overseas Ltd.
5.88%, 06/10/2021	3,425,000	3,670,298
4.38%, 01/11/2022	5,000,000	5,083,000
6.25%, 08/10/2026	5,612,000	6,096,035
8.25%, 01/17/2034	424,000	504,030
6.88%, 11/21/2036	5,480,000	5,891,548
6.88%, 11/10/2039	107,000	114,426
Westlake Chemical Corp.
5.00%, 08/15/2046 (Acquired 10/06/2016 through 02/16/2017, Cost $3,204,226) (1)	3,187,000	3,271,551
		195,228,918
Communications - 2.48%
21st Century Fox America, Inc.
7.25%, 05/18/2018	203,000	215,042
8.88%, 04/26/2023	108,000	139,589
9.50%, 07/15/2024	175,000	234,714
3.70%, 10/15/2025	380,000	385,608
7.30%, 04/30/2028	454,000	579,188
7.63%, 11/30/2028	310,000	408,933
6.20%, 12/15/2034	258,000	304,127
6.65%, 11/15/2037	310,000	387,760
6.90%, 08/15/2039	155,000	197,829
6.15%, 02/15/2041	350,000	415,800
4.75%, 11/15/2046 (Acquired 11/15/2016, Cost $1,882,913) (1)	1,885,000	1,888,859
Amazon.com, Inc.
3.80%, 12/05/2024	1,086,000	1,149,797
4.80%, 12/05/2034	854,000	945,437
America Movil SAB de CV
5.00%, 10/16/2019	3,500,000	3,741,733
5.00%, 03/30/2020	7,300,000	7,823,793
3.13%, 07/16/2022	374,000	376,777
6.13%, 03/30/2040	283,000	330,086
AT&T, Inc.
5.50%, 02/01/2018	270,000	278,392
5.80%, 02/15/2019	273,000	291,499
4.60%, 02/15/2021	578,000	614,920
3.00%, 06/30/2022	2,013,000	2,001,236
3.60%, 02/17/2023	21,151,000	21,418,983
3.90%, 03/11/2024	3,750,000	3,810,030
3.95%, 01/15/2025	205,000	206,711
3.40%, 05/15/2025	4,538,000	4,391,060
4.50%, 05/15/2035	6,175,000	5,811,515
5.25%, 03/01/2037	2,302,000	2,344,534
6.30%, 01/15/2038	743,000	853,574
6.00%, 08/15/2040	2,106,000	2,308,193
5.35%, 09/01/2040	1,543,000	1,585,016
6.38%, 03/01/2041	329,000	375,782
5.15%, 03/15/2042	866,000	858,989
4.30%, 12/15/2042	2,149,000	1,910,205
4.80%, 06/15/2044	4,305,000	4,032,885
4.35%, 06/15/2045	511,000	449,050
4.75%, 05/15/2046	3,860,000	3,613,126
5.65%, 02/15/2047	2,875,000	3,014,670
4.50%, 03/09/2048	2,081,000	1,863,517
4.55%, 03/09/2049	1,445,000	1,295,810
BellSouth Co.
6.55%, 06/15/2034	2,520,000	2,821,694
British Telecommunications Plc
5.95%, 01/15/2018	289,000	298,513
2.35%, 02/14/2019	220,000	221,197
9.38%, 12/15/2030	721,000	1,081,755
CBS Co.
1.95%, 07/01/2017	4,840,000	4,843,320
3.70%, 08/15/2024	848,000	858,739
4.00%, 01/15/2026	1,000,000	1,023,815
5.90%, 10/15/2040	67,000	76,703
4.85%, 07/01/2042	77,000	77,435
4.90%, 08/15/2044	315,000	319,308
Centel Capital Co.
9.00%, 10/15/2019	464,000	528,579
CenturyLink, Inc.
5.15%, 06/15/2017	322,000	324,254
Charter Communications Operating LLC / Charter Communications Operating Capital
3.58%, 07/23/2020	7,033,000	7,237,822
4.46%, 07/23/2022	877,000	923,569
4.91%, 07/23/2025	10,876,000	11,484,273
6.38%, 10/23/2035	1,861,000	2,116,022
6.48%, 10/23/2045	1,489,000	1,717,905
5.38%, 05/01/2047	5,000,000	5,021,445
6.83%, 10/23/2055	1,745,000	2,026,966
Cisco Systems, Inc.
2.90%, 03/04/2021	186,000	190,953
3.00%, 06/15/2022	889,000	910,103
3.63%, 03/04/2024	550,000	578,212
2.95%, 02/28/2026	467,000	462,869
5.90%, 02/15/2039	515,000	657,634
5.50%, 01/15/2040	481,000	587,593
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/2022	542,000	722,622
Comcast Cable Communications LLC
8.88%, 05/01/2017	103,000	103,561
Comcast Cable Holdings LLC
10.13%, 04/15/2022	186,000	244,648
Comcast Co.
3.00%, 02/01/2024	4,564,000	4,560,992
4.25%, 01/15/2033	1,895,000	1,950,630
4.20%, 08/15/2034	555,000	564,005
6.50%, 11/15/2035	2,370,000	3,022,636
6.45%, 03/15/2037	310,000	395,115
6.95%, 08/15/2037	107,000	144,006
Cox Communications, Inc.
3.25%, 12/15/2022 (Acquired 10/28/2013, Cost $326,994) (1)	348,000	341,748
3.85%, 02/01/2025 (Acquired 12/01/2014, Cost $1,997,345) (1)	2,000,000	1,993,670
3.35%, 09/15/2026 (Acquired 09/08/2016, Cost $368,406) (1)	369,000	356,961
4.80%, 02/01/2035 (Acquired 12/01/2014, Cost $7,148,524) (1)	7,150,000	6,730,796
8.38%, 03/01/2039 (Acquired 10/28/2013, Cost $163,364) (1)	134,000	167,292
Cox Enterprises, Inc.
7.38%, 07/15/2027 (Acquired 10/28/2013, Cost $312,519) (1)	273,000	334,380
Crown Castle Towers LLC
3.22%, 05/15/2022 (Acquired 04/30/2015, Cost $589,000) (1)	589,000	597,976
Deutsche Telekom International Finance BV
6.00%, 07/08/2019	209,000	226,665
3.60%, 01/19/2027 (Acquired 01/09/2017, Cost $399,508) (1)	400,000	398,207
8.75%, 06/15/2030	648,000	946,312
4.88%, 03/06/2042 (Acquired 10/28/2013, Cost $233,369) (1)	240,000	255,381
Discovery Communications LLC
4.38%, 06/15/2021	752,000	792,233
4.95%, 05/15/2042	1,161,000	1,048,925
eBay, Inc.
2.60%, 07/15/2022	2,356,000	2,322,773
3.45%, 08/01/2024	669,000	669,315
4.00%, 07/15/2042	213,000	181,040
Grupo Televisa SAB
5.00%, 05/13/2045	1,460,000	1,330,958
6.13%, 01/31/2046	382,000	403,630
GTP Acquisition Partners I LLC
2.35%, 06/15/2020 (Acquired 05/20/2015, Cost $271,000) (1)	271,000	267,526
3.48%, 06/16/2025 (Acquired 05/20/2015, Cost $314,000) (1)	314,000	314,119
Historic TW, Inc.
9.15%, 02/01/2023	347,000	445,137
NBCUniversal Media LLC
4.38%, 04/01/2021	700,000	751,727
6.40%, 04/30/2040	372,000	474,684
5.95%, 04/01/2041	527,000	641,252
4.45%, 01/15/2043	1,765,000	1,771,047
New Cingular Wireless Services, Inc.
8.75%, 03/01/2031	1,140,000	1,600,126
Nippon Telegraph & Telephone Co.
1.40%, 07/18/2017	237,000	237,006
Orange SA
2.75%, 02/06/2019	3,000,000	3,034,959
9.00%, 03/01/2031	1,393,000	2,046,445
Qwest Co.
6.75%, 12/01/2021	3,866,000	4,237,670
Rogers Communications, Inc.
4.10%, 10/01/2023	1,255,000	1,320,432
3.63%, 12/15/2025	4,350,000	4,388,671
8.75%, 05/01/2032	258,000	354,545
SK Telecom Co. Ltd.
6.63%, 07/20/2027 (Acquired 10/28/2013 through 11/27/2013, Cost $422,748) (1)	361,000	460,445
Sky Plc
3.75%, 09/16/2024 (Acquired 10/08/2015, Cost $286,138) (1)	287,000	289,865
Sprint Capital Co.
6.90%, 05/01/2019	301,000	321,318
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3.36%, 09/20/2021 (Acquired 10/20/2016, Cost $2,935,953) (1)	2,936,000	2,936,000
TCI Communications, Inc.
7.13%, 02/15/2028	138,000	180,275
Telecom Italia Capital SA
7.00%, 06/04/2018	5,000,000	5,256,250
7.18%, 06/18/2019	215,000	233,544
7.20%, 07/18/2036	1,644,000	1,743,034
Telefonica Emisiones SAU
6.22%, 07/03/2017	545,000	550,995
3.19%, 04/27/2018	221,000	223,862
5.13%, 04/27/2020	500,000	538,507
5.46%, 02/16/2021	233,000	255,748
4.10%, 03/08/2027	5,844,000	5,881,887
5.21%, 03/08/2047	1,044,000	1,060,421
Thomson Reuters Co.
4.70%, 10/15/2019	222,000	235,332
3.95%, 09/30/2021	934,000	974,337
3.85%, 09/29/2024	342,000	349,701
4.50%, 05/23/2043	312,000	293,374
Time Warner Cable LLC
5.85%, 05/01/2017	100,000	100,307
6.75%, 07/01/2018	5,490,000	5,805,011
8.75%, 02/14/2019	184,000	205,663
4.13%, 02/15/2021	222,000	230,934
6.55%, 05/01/2037	375,000	429,917
7.30%, 07/01/2038	1,023,000	1,267,392
6.75%, 06/15/2039	539,000	632,926
5.88%, 11/15/2040	475,000	504,121
5.50%, 09/01/2041	5,615,000	5,738,895
Time Warner Cos, Inc.
7.57%, 02/01/2024	330,000	405,681
Time Warner Entertainment Co. LP
8.38%, 07/15/2033	879,000	1,172,655
Time Warner, Inc.
4.75%, 03/29/2021	585,000	627,930
3.55%, 06/01/2024	2,300,000	2,303,505
3.60%, 07/15/2025	2,670,000	2,639,736
2.95%, 07/15/2026	2,000,000	1,862,142
3.80%, 02/15/2027	2,850,000	2,818,610
7.63%, 04/15/2031	4,118,000	5,551,875
7.70%, 05/01/2032	712,000	972,132
6.20%, 03/15/2040	323,000	368,792
6.25%, 03/29/2041	170,000	195,174
5.38%, 10/15/2041	181,000	188,409
4.65%, 06/01/2044	2,145,000	2,027,383
Verizon Communications, Inc.
3.45%, 03/15/2021	535,000	549,455
2.95%, 03/15/2022 (Acquired 09/11/2013 through 12/09/2014, Cost $2,636,398) (1)	2,677,000	2,665,286
5.15%, 09/15/2023	9,692,000	10,637,125
2.63%, 08/15/2026	1,400,000	1,278,260
4.13%, 03/16/2027	4,800,000	4,882,368
5.05%, 03/15/2034	1,000,000	1,015,947
4.40%, 11/01/2034	2,943,000	2,784,322
4.27%, 01/15/2036	8,521,000	7,867,704
5.25%, 03/16/2037	2,603,000	2,688,589
4.81%, 03/15/2039 (Acquired 09/25/2013 through 11/08/2016, Cost $12,334,753) (1)	13,093,000	12,749,165
4.86%, 08/21/2046	8,128,000	7,816,454
4.52%, 09/15/2048	6,976,000	6,349,583
5.01%, 08/21/2054	6,261,000	5,957,041
4.67%, 03/15/2055	6,860,000	6,130,027
Viacom, Inc.
2.75%, 12/15/2019	149,000	150,073
3.13%, 06/15/2022	3,678,000	3,639,407
3.25%, 03/15/2023	69,000	67,279
3.88%, 04/01/2024	581,000	582,276
3.45%, 10/04/2026	2,397,000	2,274,835
4.85%, 12/15/2034	156,000	150,891
4.50%, 02/27/2042	209,000	180,080
4.38%, 03/15/2043	1,370,000	1,187,158
Vodafone Group Plc
1.50%, 02/19/2018	1,218,000	1,215,964
2.95%, 02/19/2023	78,000	76,634
Walt Disney Co./The
3.00%, 02/13/2026	1,000,000	1,000,168
1.85%, 07/30/2026	259,000	234,112
3.00%, 07/30/2046	160,000	134,703
		324,036,261
Consumer, Cyclical - 1.92%
Air Canada 2013-1 Class A Pass Through Trust
4.13%, 05/15/2025 (Acquired 10/28/2013, Cost $328,582) (1)	341,053	352,117
American Airlines 2011-1 Class A Pass Through Trust
5.25%, 01/31/2021 (9)	95,240	101,430
American Airlines 2013-1 Class A Pass Through Trust
4.00%, 07/15/2025	1,238,437	1,278,190
American Airlines 2013-2 Class A Pass Through Trust
4.95%, 01/15/2023	3,915,492	4,164,635
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 05/01/2027	2,783,034	2,727,373
American Airlines 2016-2 Class A Pass Through Trust
3.65%, 06/15/2028	244,000	242,322
American Airlines 2016-2 Class AA Pass Through Trust
3.20%, 06/15/2028	1,520,000	1,486,834
American Airlines 2016-3 Class AA Pass Through Trust
3.00%, 10/15/2028	2,338,000	2,238,635
American Airlines 2017-1 Class AA Pass Through Trust
3.65%, 02/15/2029	727,000	729,944
American Honda Finance Corp.
1.60%, 02/16/2018 (Acquired 10/28/2013, Cost $301,297) (1)	302,000	302,519
2.13%, 10/10/2018	352,000	354,675
2.25%, 08/15/2019	739,000	745,389
2.90%, 02/16/2024	300,000	299,384
2.30%, 09/09/2026	185,000	171,984
Arrow Electronics, Inc.
3.00%, 03/01/2018	197,000	198,955
6.88%, 06/01/2018	279,000	293,914
6.00%, 04/01/2020	478,000	520,074
4.50%, 03/01/2023	183,000	190,189
7.50%, 01/15/2027	992,000	1,207,877
BMW US Capital LLC
2.70%, 04/06/2022	11,539,000	11,548,854
2.25%, 09/15/2023 (Acquired 09/08/2016, Cost $891,437) (1)	894,000	858,770
CK Hutchinson International 17 Ltd.
2.88%, 04/05/2022	800,000	800,336
CK Hutchison International 16 Ltd.
1.88%, 10/03/2021 (Acquired 09/28/2016, Cost $399,605) (1)	402,000	387,206
2.75%, 10/03/2026 (Acquired 09/28/2016, Cost $594,786) (1)	600,000	567,306
Continental Airlines 1997-4 Class A Pass Through Trust
6.90%, 01/02/2018 (9)	1,491	1,506
Continental Airlines 1999-2 Class A-1 Pass Through Trust
7.26%, 03/15/2020	21,821	23,021
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/2022	5,695,334	6,264,868
Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 10/29/2024	5,311,097	5,516,902
CVS Health Co.
2.13%, 06/01/2021	1,527,000	1,497,654
3.50%, 07/20/2022	3,000,000	3,087,285
4.00%, 12/05/2023	6,401,000	6,711,877
2.88%, 06/01/2026	617,000	588,358
5.30%, 12/05/2043	3,260,000	3,643,357
5.13%, 07/20/2045	1,222,000	1,346,005
CVS Pass-Through Trust
5.77%, 01/10/2033 (Acquired 02/08/2017, Cost $1,004,066) (1)	884,238	991,551
5.93%, 01/10/2034 (Acquired 10/28/2013, Cost $708,618) (1)	646,151	737,951
4.70%, 01/10/2036 (Acquired 08/05/2016 through 01/19/2017, Cost $2,746,618) (1)(9)	2,497,230	2,595,121
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036 (Acquired 01/19/2017, Cost $4,516,102) (1)	4,482,323	4,475,734
Daimler Finance North America LLC
1.88%, 01/11/2018 (Acquired 10/28/2013 through 12/10/2013, Cost $3,078,750) (1)	3,080,000	3,082,889
2.38%, 08/01/2018 (Acquired 10/28/2013, Cost $195,346) (1)	195,000	196,393
2.00%, 08/03/2018 (Acquired 07/28/2015, Cost $299,723) (1)	300,000	300,692
2.25%, 07/31/2019 (Acquired 11/19/2013 through 11/20/2013, Cost $3,231,833) (1)	3,250,000	3,265,142
2.25%, 03/02/2020 (Acquired 02/23/2015, Cost $3,570,087) (1)	3,575,000	3,572,405
2.88%, 03/10/2021 (Acquired 03/03/2014, Cost $699,142) (1)	700,000	706,310
3.45%, 01/06/2027 (Acquired 01/03/2017, Cost $3,003,120) (1)	3,015,000	3,023,339
8.50%, 01/18/2031	155,000	234,001
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 08/10/2022	2,544,225	2,938,580
Delta Air Lines 2010-2 Class A Pass Through Trust
4.95%, 05/23/2019	209,982	219,169
Delta Air Lines 2011-1 Class A Pass Through Trust
5.30%, 04/15/2019	81,678	85,966
Delta Air Lines 2012-1 Class A Pass Through Trust
4.75%, 05/07/2020	276,756	292,323
Ford Motor Co.
7.45%, 07/16/2031	1,600,000	2,017,853
4.75%, 01/15/2043	7,640,000	7,175,702
5.29%, 12/08/2046	6,176,000	6,184,103
Ford Motor Credit Co. LLC
3.00%, 06/12/2017	905,000	907,561
6.63%, 08/15/2017	3,473,000	3,535,444
1.68%, 09/08/2017	944,000	943,770
1.72%, 12/06/2017	2,000,000	1,999,940
2.15%, 01/09/2018	386,000	386,987
2.24%, 06/15/2018	942,000	945,171
2.55%, 10/05/2018	1,500,000	1,511,817
2.38%, 03/12/2019	2,672,000	2,681,122
2.60%, 11/04/2019	1,000,000	1,005,312
2.46%, 03/27/2020	800,000	797,202
3.16%, 08/04/2020	1,300,000	1,321,042
3.34%, 03/28/2022	4,361,000	4,375,784
4.38%, 08/06/2023	800,000	834,965
3.81%, 01/09/2024	1,122,000	1,122,017
4.13%, 08/04/2025	265,000	266,267
General Motors Co.
4.88%, 10/02/2023	250,000	266,691
4.00%, 04/01/2025	8,070,000	8,082,097
6.60%, 04/01/2036	2,921,000	3,357,634
General Motors Financial Co., Inc.
3.20%, 07/13/2020	1,682,000	1,710,754
3.20%, 07/06/2021	551,000	553,037
4.38%, 09/25/2021	5,000,000	5,257,310
3.45%, 01/14/2022	7,500,000	7,567,433
3.45%, 04/10/2022	4,820,000	4,843,608
3.70%, 05/09/2023	5,249,000	5,288,488
4.00%, 01/15/2025	250,000	251,231
4.30%, 07/13/2025	580,000	588,973
4.00%, 10/06/2026	1,190,000	1,172,649
4.35%, 01/17/2027	569,000	573,660
Home Depot, Inc./The
2.63%, 06/01/2022	494,000	497,972
3.00%, 04/01/2026	148,000	147,726
2.13%, 09/15/2026	298,000	276,491
5.88%, 12/16/2036	5,490,000	6,950,537
4.20%, 04/01/2043	655,000	674,727
4.40%, 03/15/2045	268,000	284,099
3.50%, 09/15/2056	214,000	186,285
Hyundai Capital America
2.40%, 10/30/2018 (Acquired 10/27/2015, Cost $2,716,826) (1)	2,717,000	2,728,539
2.00%, 07/01/2019 (Acquired 06/07/2016, Cost $300,842) (1)	301,000	298,232
3.10%, 04/05/2022 (Acquired 03/29/2017, Cost $11,072,251) (1)	11,084,000	11,058,341
Hyundai Capital Services, Inc.
3.50%, 09/13/2017 (Acquired 10/28/2013 through 09/30/2014, Cost $4,685,604) (1)	4,650,000	4,685,163
3.00%, 03/06/2022 (Acquired 02/27/2017, Cost $3,710,296) (1)	3,725,000	3,719,655
Lowe's Cos, Inc.
3.38%, 09/15/2025	477,000	487,132
5.50%, 10/15/2035	550,000	649,665
7.11%, 05/15/2037	361,000	483,915
5.13%, 11/15/2041	238,000	271,804
4.65%, 04/15/2042	449,000	478,569
Macy's Retail Holdings, Inc.
7.45%, 07/15/2017	134,000	136,343
2.88%, 02/15/2023	1,371,000	1,282,498
4.38%, 09/01/2023	393,000	391,331
6.90%, 01/15/2032	400,000	424,079
6.70%, 07/15/2034	130,000	134,308
4.50%, 12/15/2034	238,000	206,850
6.38%, 03/15/2037	179,000	182,086
Marriott International, Inc./MD
3.00%, 03/01/2019	7,250,000	7,371,524
McDonald's Co.
4.70%, 12/09/2035	591,000	619,139
6.30%, 10/15/2037	679,000	844,920
Newell Rubbermaid, Inc.
5.50%, 04/01/2046	8,174,000	9,287,618
Nissan Motor Acceptance Co.
1.80%, 03/15/2018 (Acquired 10/28/2013, Cost $724,155) (1)	727,000	726,408
2.65%, 09/26/2018 (Acquired 02/25/2014, Cost $502,503) (1)	500,000	505,000
1.90%, 09/14/2021 (Acquired 09/07/2016, Cost $313,466) (1)	314,000	303,707
Nordstrom, Inc.
4.00%, 10/15/2021	398,000	414,059
O'Reilly Automotive, Inc.
3.55%, 03/15/2026	500,000	498,683
Starbucks Co.
4.30%, 06/15/2045	604,000	640,326
Target Co.
3.50%, 07/01/2024	355,000	363,516
Toyota Motor Credit Co.
1.75%, 05/22/2017	516,000	516,428
1.45%, 01/12/2018	193,000	192,972
1.55%, 10/18/2019	10,363,000	10,277,578
2.80%, 07/13/2022	640,000	644,421
United Airlines 2016-1 Class A Pass Through Trust
3.45%, 07/07/2028	882,000	864,360
United Airlines 2016-1 Class AA Pass Through Trust
3.10%, 07/07/2028	6,990,000	6,876,412
US Airways 1998-1A Pass Through Trust
6.85%, 01/30/2018 (9)	4,391	4,479
Walgreen Co.
4.40%, 09/15/2042	400,000	385,188
Walgreens Boots Alliance, Inc.
3.10%, 06/01/2023	2,241,000	2,237,591
3.80%, 11/18/2024	670,000	683,643
4.50%, 11/18/2034	1,079,000	1,077,153
Wal-Mart Stores, Inc.
3.30%, 04/22/2024	3,820,000	3,966,383
7.55%, 02/15/2030	72,000	104,078
6.20%, 04/15/2038	108,000	140,778
5.00%, 10/25/2040	124,000	141,908
WW Grainger, Inc.
4.60%, 06/15/2045	423,000	456,362
		251,473,916
Consumer, Non-cyclical - 4.05%
Abbott Laboratories
2.90%, 11/30/2021	15,375,000	15,440,620
3.40%, 11/30/2023	748,000	754,614
4.75%, 11/30/2036	10,000,000	10,307,170
4.90%, 11/30/2046	3,124,000	3,239,035
AbbVie, Inc.
1.80%, 05/14/2018	7,230,000	7,237,808
2.00%, 11/06/2018	866,000	868,516
3.20%, 11/06/2022	769,000	777,555
2.85%, 05/14/2023	5,474,000	5,369,425
3.60%, 05/14/2025	13,071,000	13,072,242
4.50%, 05/14/2035	4,194,000	4,185,801
4.30%, 05/14/2036	450,000	435,377
Actavis Funding SCS
3.45%, 03/15/2022	14,180,000	14,449,122
3.85%, 06/15/2024	1,198,000	1,220,479
3.80%, 03/15/2025	4,115,000	4,144,414
4.55%, 03/15/2035	6,023,000	6,038,040
4.75%, 03/15/2045	3,705,000	3,729,623
Aetna, Inc.
2.80%, 06/15/2023	419,000	415,498
6.75%, 12/15/2037	341,000	456,315
4.50%, 05/15/2042	205,000	213,144
4.75%, 03/15/2044	1,800,000	1,947,777
Ahold Finance USA LLC
6.88%, 05/01/2029	3,280,000	4,076,719
Allergan, Inc./U.S.
3.38%, 09/15/2020	539,000	553,182
2.80%, 03/15/2023	971,000	937,818
Amgen, Inc.
5.70%, 02/01/2019	204,000	218,045
2.70%, 05/01/2022	5,600,000	5,607,868
3.63%, 05/15/2022	845,000	877,671
3.13%, 05/01/2025	525,000	516,125
4.95%, 10/01/2041	464,000	482,871
4.66%, 06/15/2051	9,145,000	9,124,241
Anheuser-Busch Cos LLC
5.50%, 01/15/2018	103,000	106,152
5.75%, 04/01/2036	114,000	137,596
Anheuser-Busch InBev Finance, Inc.
1.90%, 02/01/2019	132,000	132,182
2.63%, 01/17/2023	160,000	157,794
3.30%, 02/01/2023	4,301,000	4,376,913
3.70%, 02/01/2024	960,000	991,390
3.65%, 02/01/2026	4,700,000	4,752,170
4.70%, 02/01/2036	7,482,000	7,920,872
4.00%, 01/17/2043	810,000	766,016
4.90%, 02/01/2046	9,949,000	10,742,323
Anheuser-Busch InBev Worldwide, Inc.
2.20%, 08/01/2018	5,080,000	5,113,620
3.75%, 01/15/2022	1,441,000	1,509,012
4.95%, 01/15/2042	2,735,000	2,950,231
Anthem, Inc.
2.30%, 07/15/2018	289,000	290,270
3.13%, 05/15/2022	484,000	486,424
3.30%, 01/15/2023	271,000	273,292
3.50%, 08/15/2024	694,000	698,287
4.63%, 05/15/2042	400,000	406,257
4.65%, 01/15/2043	391,000	398,201
5.10%, 01/15/2044	1,881,000	2,024,757
4.65%, 08/15/2044	395,000	400,844
BAT International Finance Plc
3.95%, 06/15/2025 (Acquired 06/10/2015, Cost $4,987,149) (1)	5,000,000	5,111,110
Baxalta, Inc.
3.60%, 06/23/2022	367,000	375,116
5.25%, 06/23/2045	167,000	182,635
Bayer US Finance LLC
3.38%, 10/08/2024 (Acquired 10/01/2014, Cost $467,293) (1)	471,000	473,412
Baylor Scott & White Holdings
4.19%, 11/15/2045	1,800,000	1,785,856
3.97%, 11/15/2046	3,700,000	3,518,829
Becton Dickinson and Co.
2.68%, 12/15/2019	135,000	136,908
3.73%, 12/15/2024	1,972,000	2,029,746
Biogen, Inc.
3.63%, 09/15/2022	673,000	694,041
5.20%, 09/15/2045	366,000	395,573
Brown-Forman Co.
4.50%, 07/15/2045	375,000	396,417
Bunge Ltd. Finance Corp.
3.20%, 06/15/2017	4,010,000	4,023,486
8.50%, 06/15/2019	7,456,000	8,452,576
3.50%, 11/24/2020	283,000	290,337
3.25%, 08/15/2026	284,000	274,457
Bunge NA Finance LP
5.90%, 04/01/2017	470,000	470,000
Cardinal Health, Inc.
3.75%, 09/15/2025	412,000	424,523
4.90%, 09/15/2045	315,000	325,780
Cargill, Inc.
6.00%, 11/27/2017 (Acquired 10/28/2013, Cost $164,174) (1)	160,000	164,662
7.35%, 03/06/2019 (Acquired 10/28/2013, Cost $320,011) (1)	294,000	324,373
4.31%, 05/14/2021 (Acquired 10/28/2013, Cost $292,440) (1)	281,000	299,757
3.30%, 03/01/2022 (Acquired 10/28/2013, Cost $794,187) (1)	800,000	824,902
Celgene Co.
3.25%, 08/15/2022	1,220,000	1,238,748
4.00%, 08/15/2023	298,000	311,450
3.63%, 05/15/2024	686,000	694,324
5.70%, 10/15/2040	302,000	332,895
Cigna Co.
3.25%, 04/15/2025	970,000	958,718
5.38%, 02/15/2042	3,040,000	3,525,251
Cleveland Clinic Foundation/The
4.86%, 01/01/2114	1,612,000	1,560,131
Coca-Cola Femsa SAB de CV
2.38%, 11/26/2018	8,790,000	8,840,092
3.88%, 11/26/2023	550,000	565,613
Conagra Brands, Inc.
4.95%, 08/15/2020	40,000	42,456
9.75%, 03/01/2021	1,750,000	2,148,981
7.00%, 10/01/2028	3,250,000	4,055,132
Constellation Brands, Inc.
4.25%, 05/01/2023	200,000	210,767
Danaher Co.
2.40%, 09/15/2020	280,000	282,897
Danone SA
2.59%, 11/02/2023 (Acquired 10/26/2016, Cost $1,600,000) (1)	1,600,000	1,548,048
Diageo Investment Co.
8.00%, 09/15/2022	516,000	643,854
DP World Ltd.
6.85%, 07/02/2037 (Acquired 07/30/2015 through 02/13/2017, Cost $997,712) (1)	903,000	1,042,470
Dr Pepper Snapple Group, Inc.
4.42%, 12/15/2046	9,350,000	9,380,247
Ecolab, Inc.
1.45%, 12/08/2017	5,928,000	5,921,485
2.25%, 01/12/2020	233,000	234,120
3.25%, 01/14/2023	452,000	459,581
5.50%, 12/08/2041	103,000	121,711
Equifax, Inc.
2.30%, 06/01/2021	338,000	332,789
ERAC USA Finance LLC
6.38%, 10/15/2017 (Acquired 10/28/2013, Cost $41,958) (1)	41,000	41,972
2.80%, 11/01/2018 (Acquired 01/07/2014, Cost $4,906,027) (1)	4,875,000	4,933,636
4.50%, 08/16/2021 (Acquired 10/28/2013, Cost $413,438) (1)	400,000	425,967
6.70%, 06/01/2034 (Acquired 10/28/2013, Cost $577,118) (1)	508,000	616,435
5.63%, 03/15/2042 (Acquired 10/28/2013, Cost $368,552) (1)	357,000	393,501
4.50%, 02/15/2045 (Acquired 02/10/2015, Cost $296,663) (1)	300,000	286,755
Express Scripts Holding Co.
4.75%, 11/15/2021	4,000,000	4,294,976
3.00%, 07/15/2023	178,000	172,020
3.50%, 06/15/2024	897,000	883,408
4.50%, 02/25/2026	755,000	774,372
4.80%, 07/15/2046	218,000	208,765
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/2043	526,000	509,764
Forest Laboratories LLC
4.38%, 02/01/2019 (Acquired 08/13/2014, Cost $5,270,438) (1)	5,100,000	5,277,082
5.00%, 12/15/2021 (Acquired 08/04/2014 through 01/12/2015, Cost $5,030,111) (1)	4,738,000	5,133,727
Gilead Sciences, Inc.
2.50%, 09/01/2023	250,000	241,824
3.70%, 04/01/2024	4,637,000	4,762,848
3.50%, 02/01/2025	385,000	387,676
3.65%, 03/01/2026	374,000	376,900
2.95%, 03/01/2027	4,930,000	4,674,518
4.60%, 09/01/2035	4,558,000	4,694,685
4.00%, 09/01/2036	313,000	297,409
5.65%, 12/01/2041	2,325,000	2,669,781
4.15%, 03/01/2047	600,000	557,527
GlaxoSmithKline Capital Plc
2.85%, 05/08/2022	320,000	322,753
GlaxoSmithKline Capital, Inc.
6.38%, 05/15/2038	217,000	285,174
Grupo Bimbo SAB de CV
3.88%, 06/27/2024 (Acquired 02/14/2017 through 02/16/2017, Cost $4,994,863) (1)	5,000,000	5,017,849
Heineken NV
1.40%, 10/01/2017 (Acquired 10/28/2013, Cost $298,544) (1)	299,000	299,012
3.50%, 01/29/2028 (Acquired 03/20/2017, Cost $5,295,479) (1)	5,330,000	5,357,780
Humana, Inc.
7.20%, 06/15/2018	215,000	228,419
JM Smucker Co./The
3.00%, 03/15/2022	4,750,000	4,815,123
Johnson & Johnson
4.38%, 12/05/2033	1,225,000	1,349,917
3.63%, 03/03/2037	8,198,000	8,143,516
4.50%, 12/05/2043	2,780,000	3,066,899
Kellogg Co.
1.75%, 05/17/2017	262,000	262,011
3.25%, 05/21/2018	234,000	238,382
Kimberly-Clark Co.
7.50%, 11/01/2018	52,000	56,718
2.40%, 03/01/2022	140,000	138,891
Kraft Foods Group, Inc.
6.13%, 08/23/2018	531,000	561,441
5.38%, 02/10/2020	138,000	149,914
3.50%, 06/06/2022	768,000	785,517
6.88%, 01/26/2039	1,645,000	2,051,664
6.50%, 02/09/2040	310,000	370,275
5.00%, 06/04/2042	505,000	510,969
Kraft Heinz Foods Co.
2.00%, 07/02/2018	2,771,000	2,777,592
2.80%, 07/02/2020	3,775,000	3,825,468
3.95%, 07/15/2025	1,478,000	1,498,825
3.00%, 06/01/2026	3,625,000	3,406,206
5.00%, 07/15/2035	2,085,000	2,171,125
4.38%, 06/01/2046	5,510,000	5,148,941
Kroger Co./The
6.15%, 01/15/2020	206,000	227,151
4.00%, 02/01/2024	63,000	65,413
7.50%, 04/01/2031	1,417,000	1,893,975
6.90%, 04/15/2038	1,434,000	1,868,463
5.40%, 07/15/2040	95,000	105,401
Laboratory Co. of America Holdings
4.63%, 11/15/2020	6,630,000	7,064,285
3.20%, 02/01/2022	1,127,000	1,133,558
Massachusetts Institute of Technology
4.68%, 07/01/2114	1,645,000	1,698,425
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	891,000	933,435
Medtronic Global Holdings SCA
3.35%, 04/01/2027	6,670,000	6,716,843
Medtronic, Inc.
3.13%, 03/15/2022	419,000	428,547
3.15%, 03/15/2022	396,000	406,708
3.50%, 03/15/2025	13,000,000	13,294,008
4.38%, 03/15/2035	924,000	967,182
4.63%, 03/15/2045	2,825,000	3,034,321
Merck & Co., Inc.
2.40%, 09/15/2022	211,000	209,484
2.80%, 05/18/2023	526,000	528,039
3.70%, 02/10/2045	70,000	66,646
Molson Coors Brewing Co.
3.00%, 07/15/2026	581,000	552,433
Mondelez International Holdings Netherlands BV
1.63%, 10/28/2019 (Acquired 10/19/2016, Cost $4,622,387) (1)	4,631,000	4,560,692
2.00%, 10/28/2021 (Acquired 10/19/2016 through 03/17/2017, Cost $8,131,453) (1)	8,229,000	7,917,113
Mylan NV
3.00%, 12/15/2018	3,115,000	3,150,938
2.50%, 06/07/2019	4,895,000	4,916,949
3.15%, 06/15/2021	4,415,000	4,433,455
3.95%, 06/15/2026	1,992,000	1,949,616
5.25%, 06/15/2046	366,000	374,320
Mylan, Inc.
2.55%, 03/28/2019	600,000	602,251
3.13%, 01/15/2023 (Acquired 06/01/2016 through 03/17/2017, Cost $5,334,221) (1)	5,504,000	5,339,062
5.40%, 11/29/2043	100,000	103,875
New York and Presbyterian Hospital/The
4.02%, 08/01/2045	125,000	122,725
4.76%, 08/01/2116	2,364,000	2,181,768
Novartis Capital Co.
2.40%, 05/17/2022	10,581,000	10,516,371
2.40%, 09/21/2022	6,440,000	6,404,979
3.40%, 05/06/2024	922,000	951,275
PepsiCo., Inc.
3.00%, 08/25/2021	258,000	265,527
3.10%, 07/17/2022	593,000	609,142
4.88%, 11/01/2040	82,000	92,297
4.60%, 07/17/2045	196,000	213,121
3.45%, 10/06/2046	700,000	633,132
Perrigo Co. Plc
2.30%, 11/08/2018	4,223,000	4,243,566
Pfizer, Inc.
5.80%, 08/12/2023	4,000,000	4,688,792
3.00%, 12/15/2026	1,125,000	1,113,786
President & Fellows of Harvard College
3.30%, 07/15/2056	5,599,000	5,172,883
Procter & Gamble - Esop
9.36%, 01/01/2021	124,977	143,941
Providence St Joseph Health Obligated Group
2.75%, 10/01/2026	1,200,000	1,143,218
Quest Diagnostics, Inc.
3.50%, 03/30/2025	4,820,000	4,772,080
3.45%, 06/01/2026	223,000	219,624
Reynolds American, Inc.
2.30%, 06/12/2018	8,841,000	8,893,657
4.00%, 06/12/2022	4,590,000	4,816,953
Roche Holdings, Inc.
3.35%, 09/30/2024 (Acquired 11/13/2014, Cost $789,203) (1)	780,000	801,464
RR Donnelley & Sons Co.
7.63%, 06/15/2020	107,000	114,757
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/2021	4,135,000	4,049,352
2.88%, 09/23/2023	668,000	648,036
Smithfield Foods, Inc.
3.35%, 02/01/2022 (Acquired 01/25/2017 through 03/20/2017, Cost $9,980,727) (1)	10,000,000	9,985,900
4.25%, 02/01/2027 (Acquired 01/25/2017 through 01/30/2017, Cost $264,684) (1)	265,000	268,116
Stryker Co.
3.50%, 03/15/2026	213,000	215,092
Sysco Co.
3.75%, 10/01/2025	277,000	282,429
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/2023	735,000	697,473
3.15%, 10/01/2026	4,942,000	4,553,628
4.10%, 10/01/2046	585,000	503,768
Texas Health Resources
4.33%, 11/15/2055	1,000,000	1,015,269
Thermo Fisher Scientific, Inc.
3.00%, 04/15/2023	227,000	225,243
2.95%, 09/19/2026	476,000	453,158
Tyson Foods, Inc.
4.50%, 06/15/2022	2,485,000	2,651,421
3.95%, 08/15/2024	1,451,000	1,479,560
4.88%, 08/15/2034	400,000	409,029
UnitedHealth Group, Inc.
1.63%, 03/15/2019	291,000	290,068
3.38%, 11/15/2021	685,000	712,547
3.35%, 07/15/2022	334,000	345,525
2.75%, 02/15/2023	186,000	185,506
2.88%, 03/15/2023	310,000	310,890
3.10%, 03/15/2026	550,000	544,782
4.63%, 07/15/2035	427,000	464,511
5.80%, 03/15/2036	500,000	616,579
6.63%, 11/15/2037	562,000	747,763
4.38%, 03/15/2042	5,170,000	5,357,940
Verisk Analytics, Inc.
4.00%, 06/15/2025	7,000,000	7,104,083
Wesleyan University
4.78%, 07/01/2116	2,334,000	2,160,467
Western Union Co./The
3.60%, 03/15/2022	1,300,000	1,309,125
6.20%, 06/21/2040	300,000	303,738
Wm Wrigley Jr Co.
2.90%, 10/21/2019 (Acquired 12/10/2013, Cost $4,971,889) (1)	4,960,000	5,047,936
Wyeth LLC
6.45%, 02/01/2024	82,000	99,631
Zimmer Biomet Holdings, Inc.
3.38%, 11/30/2021	3,650,000	3,692,241
3.55%, 04/01/2025	6,000,000	5,932,314
Zoetis, Inc.
3.45%, 11/13/2020	150,000	153,623
3.25%, 02/01/2023	1,000,000	1,009,739
4.50%, 11/13/2025	336,000	361,888
4.70%, 02/01/2043	300,000	305,608
		529,365,527
Diversified - 0.06%
Hutchison Whampoa International 09 Ltd.
7.63%, 04/09/2019 (Acquired 10/28/2013, Cost $664,298) (1)	612,000	676,608
Hutchison Whampoa International 09/19 Ltd.
5.75%, 09/11/2019 (Acquired 12/03/2013, Cost $6,565,730) (1)	6,175,000	6,684,277
Hutchison Whampoa International 12 II Ltd.
3.25%, 11/08/2022 (Acquired 10/28/2013, Cost $429,311) (1)	450,000	459,302
		7,820,187

Energy - 3.45%
Alberta Energy Co. Ltd.
7.38%, 11/01/2031	274,000	330,280
Anadarko Finance Co.
7.50%, 05/01/2031	206,000	261,070
Anadarko Holding Co.
7.15%, 05/15/2028	170,000	204,289
Anadarko Petroleum Co.
8.70%, 03/15/2019	664,000	744,782
6.95%, 06/15/2019	11,711,000	12,877,381
6.45%, 09/15/2036	2,685,000	3,165,790
0.00%, 10/10/2036	4,000,000	1,632,680
6.60%, 03/15/2046	3,306,000	3,989,502
ANR Pipeline Co.
9.63%, 11/01/2021	337,000	433,924
Apache Co.
6.90%, 09/15/2018	258,000	275,649
3.25%, 04/15/2022	99,000	99,497
5.10%, 09/01/2040	600,000	617,209
4.75%, 04/15/2043	416,000	416,470
APT Pipelines Ltd.
4.25%, 07/15/2027 (Acquired 03/24/2017, Cost $1,090,379) (1)	1,098,000	1,107,169
Boardwalk Pipelines LP
4.95%, 12/15/2024	1,057,000	1,113,039
5.95%, 06/01/2026	254,000	281,245
4.45%, 07/15/2027	200,000	202,042
BP Capital Markets Plc
1.38%, 11/06/2017	229,000	228,790
2.24%, 05/10/2019	400,000	402,460
3.25%, 05/06/2022	1,546,000	1,583,800
2.75%, 05/10/2023	262,000	258,685
3.81%, 02/10/2024	1,615,000	1,674,117
3.22%, 04/14/2024	2,000,000	2,000,642
3.54%, 11/04/2024	700,000	708,311
3.51%, 03/17/2025	45,000	45,274
3.12%, 05/04/2026	462,000	452,067
3.02%, 01/16/2027	402,000	385,886
3.59%, 04/14/2027	650,000	654,306
3.72%, 11/28/2028	5,030,000	5,112,633
Buckeye Partners LP
2.65%, 11/15/2018	2,900,000	2,913,929
4.88%, 02/01/2021	704,000	746,769
4.15%, 07/01/2023	348,000	355,576
4.35%, 10/15/2024	390,000	396,243
3.95%, 12/01/2026	158,000	154,727
5.85%, 11/15/2043	591,000	613,083
Burlington Resources Finance Co.
7.40%, 12/01/2031	53,000	71,501
Burlington Resources, Inc.
8.20%, 03/15/2025	206,000	268,847
Cameron International Co.
3.60%, 04/30/2022	5,900,000	6,091,762
Canadian Natural Resources Ltd.
1.75%, 01/15/2018	687,000	686,861
5.90%, 02/01/2018	2,996,000	3,094,092
7.20%, 01/15/2032	41,000	49,870
6.45%, 06/30/2033	1,153,000	1,305,875
5.85%, 02/01/2035	200,000	215,467
6.50%, 02/15/2037	118,000	135,738
6.75%, 02/01/2039	206,000	240,516
Cenovus Energy, Inc.
3.00%, 08/15/2022	1,884,000	1,855,718
6.75%, 11/15/2039	1,794,000	2,047,598
4.45%, 09/15/2042	310,000	274,451
Chevron Co.
2.36%, 12/05/2022	315,000	311,480
2.57%, 05/16/2023	2,000,000	1,982,930
2.90%, 03/03/2024	1,303,000	1,308,586
CNOOC Finance 2013 Ltd.
3.00%, 05/09/2023	2,200,000	2,146,716
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/2020	1,583,000	1,576,420
CNOOC Finance 2015 USA LLC
3.50%, 05/05/2025	670,000	663,072
CNOOC Nexen Finance 2014 ULC
1.63%, 04/30/2017	1,000,000	999,890
4.25%, 04/30/2024	1,165,000	1,213,882
Conoco Funding Co.
3.35%, 11/15/2024	598,000	602,775
7.25%, 10/15/2031	54,000	72,130
ConocoPhillips Canada Funding Co. I
5.95%, 10/15/2036	300,000	357,023
ConocoPhillips Co.
4.20%, 03/15/2021	839,000	894,539
6.95%, 04/15/2029	400,000	516,447
6.50%, 02/01/2039	150,000	191,001
DCP Midstream Operating LP
9.75%, 03/15/2019 (Acquired 10/28/2013 through 12/09/2013, Cost $5,488,894) (1)	4,960,000	5,567,600
Devon Energy Co.
3.25%, 05/15/2022	896,000	887,504
7.95%, 04/15/2032	1,000,000	1,296,954
5.60%, 07/15/2041	2,824,000	2,973,240
4.75%, 05/15/2042	323,000	311,023
Devon Financing Co. LLC
7.88%, 09/30/2031	4,450,000	5,746,788
Ecopetrol SA
5.88%, 09/18/2023	395,000	428,081
4.13%, 01/16/2025	383,000	370,935
5.38%, 06/26/2026	537,000	549,244
Enbridge Energy Partners LP
4.38%, 10/15/2020	6,575,000	6,930,201
Enbridge, Inc.
5.50%, 12/01/2046	500,000	531,451
Encana Co.
6.50%, 05/15/2019	1,142,000	1,233,376
7.20%, 11/01/2031	500,000	595,732
6.50%, 08/15/2034	268,000	301,169
Energy Transfer Partners LP
9.70%, 03/15/2019	107,000	121,663
3.60%, 02/01/2023	229,000	227,585
4.90%, 02/01/2024	487,000	505,967
4.05%, 03/15/2025	682,000	675,501
4.20%, 04/15/2027	497,000	490,975
6.63%, 10/15/2036	5,441,000	6,045,647
7.50%, 07/01/2038	1,500,000	1,772,097
6.05%, 06/01/2041	500,000	517,449
6.50%, 02/01/2042	140,000	151,101
Eni SpA
5.70%, 10/01/2040 (Acquired 10/28/2013, Cost $547,114) (1)	557,000	568,665
Eni USA Inc
7.30%, 11/15/2027	400,000	497,151
EnLink Midstream Partners LP
2.70%, 04/01/2019	4,008,000	4,016,902
4.15%, 06/01/2025	1,129,000	1,115,314
5.05%, 04/01/2045	378,000	355,859
EnLink Midstream Partners LP Senior Note
5.60%, 04/01/2044	583,000	585,446
Enterprise Products Operating LLC
3.35%, 03/15/2023	1,017,000	1,025,383
3.90%, 02/15/2024	3,400,000	3,479,560
3.75%, 02/15/2025	515,000	517,892
3.70%, 02/15/2026	304,000	304,051
6.65%, 10/15/2034	672,000	815,555
5.75%, 03/01/2035	1,075,000	1,177,884
5.95%, 02/01/2041	201,000	229,719
4.85%, 08/15/2042	4,000,000	4,028,868
4.85%, 03/15/2044	199,000	201,211
4.95%, 10/15/2054	177,000	176,414
EOG Resources, Inc.
6.88%, 10/01/2018	186,000	199,384
4.10%, 02/01/2021	547,000	577,265
2.63%, 03/15/2023	249,000	242,725
5.10%, 01/15/2036	784,000	840,675
EQT Midstream Partners LP
4.00%, 08/01/2024	2,000,000	1,992,596
Exxon Mobil Co.
2.73%, 03/01/2023	1,338,000	1,342,055
4.11%, 03/01/2046	716,000	739,129
FORTIS, Inc.
2.10%, 10/04/2021 (Acquired 09/29/2016, Cost $2,139,045) (1)	2,144,000	2,077,182
3.06%, 10/04/2026 (Acquired 09/29/2016 through 03/16/2017, Cost $10,970,572) (1)	11,124,000	10,436,826
Gazprom OAO Via Gaz Capital SA
6.51%, 03/07/2022 (Acquired 05/16/2016 through 05/18/2016, Cost $1,231,570) (1)	1,140,000	1,261,330
4.95%, 07/19/2022 (Acquired 06/07/2016, Cost $622,142) (1)	610,000	632,358
Gulf South Pipeline Co. LP
4.00%, 06/15/2022	2,000,000	2,038,198
Halliburton Co.
3.50%, 08/01/2023	1,032,000	1,050,476
4.85%, 11/15/2035	200,000	211,129
6.70%, 09/15/2038	350,000	437,217
7.45%, 09/15/2039	521,000	700,348
7.60%, 08/15/2096 (Acquired 10/28/2013, Cost $350,925) (1)	258,000	324,571
Helmerich & Payne International Drilling Co.
4.65%, 03/15/2025	4,710,000	4,896,182
Hess Corp.
7.13%, 03/15/2033	800,000	917,469
6.00%, 01/15/2040	880,000	904,315
Husky Energy, Inc.
6.20%, 09/15/2017	3,630,000	3,705,217
6.15%, 06/15/2019	119,000	128,880
6.80%, 09/15/2037	2,100,000	2,531,970
Kerr-McGee Co.
6.95%, 07/01/2024	127,000	149,389
7.88%, 09/15/2031	1,191,000	1,526,270
Kinder Morgan Energy Partners LP
9.00%, 02/01/2019	454,000	507,815
5.00%, 10/01/2021	4,875,000	5,225,391
4.15%, 02/01/2024	5,694,000	5,768,312
4.30%, 05/01/2024	3,700,000	3,760,691
7.30%, 08/15/2033	1,650,000	1,923,476
6.95%, 01/15/2038	242,000	280,727
6.50%, 09/01/2039	107,000	118,624
7.50%, 11/15/2040	483,000	583,077
Kinder Morgan, Inc./DE
3.05%, 12/01/2019	2,696,000	2,741,115
7.80%, 08/01/2031	3,000,000	3,763,029
Korea National Oil Co.
3.13%, 04/03/2017 (Acquired 11/26/2014, Cost $200,017) (1)	200,000	200,000
Magellan Midstream Partners LP
6.55%, 07/15/2019	206,000	225,580
4.25%, 02/01/2021	502,000	529,623
3.20%, 03/15/2025	386,000	374,161
4.20%, 12/01/2042	417,000	378,733
5.15%, 10/15/2043	941,000	995,223
Marathon Oil Co.
6.00%, 10/01/2017	289,000	295,314
5.90%, 03/15/2018	291,000	301,243
2.80%, 11/01/2022	700,000	672,485
6.60%, 10/01/2037	410,000	465,126
Marathon Petroleum Co.
3.63%, 09/15/2024	1,241,000	1,221,689
MPLX LP
4.50%, 07/15/2023	6,824,000	7,096,155
4.88%, 12/01/2024	819,000	861,463
5.20%, 03/01/2047	2,573,000	2,588,407
Nabors Industries, Inc.
6.15%, 02/15/2018	118,000	122,319
5.00%, 09/15/2020	595,000	615,453
4.63%, 09/15/2021	1,195,000	1,205,456
National Oilwell Varco, Inc.
1.35%, 12/01/2017	162,000	161,552
Nexen Energy ULC
6.40%, 05/15/2037	4,408,000	5,464,311
Noble Energy, Inc.
8.25%, 03/01/2019	5,225,000	5,811,815
5.63%, 05/01/2021	355,000	365,708
4.15%, 12/15/2021	550,000	577,031
5.25%, 11/15/2043	2,675,000	2,781,706
5.05%, 11/15/2044	2,386,000	2,433,319
Noble Holding International Ltd.
5.25%, 03/16/2018	158,000	160,370
Occidental Petroleum Co.
2.70%, 02/15/2023	100,000	98,810
3.50%, 06/15/2025	455,000	459,186
3.40%, 04/15/2026	246,000	245,500
3.00%, 02/15/2027	333,000	321,241
4.63%, 06/15/2045	158,000	165,118
Oleoducto Central SA
4.00%, 05/07/2021 (Acquired 04/30/2014, Cost $224,046) (1)	225,000	228,938
ONEOK Partners LP
3.20%, 09/15/2018	1,815,000	1,840,225
8.63%, 03/01/2019	353,000	393,167
3.38%, 10/01/2022	151,000	151,121
5.00%, 09/15/2023	334,000	357,981
4.90%, 03/15/2025	2,500,000	2,646,145
6.65%, 10/01/2036	1,050,000	1,221,846
6.20%, 09/15/2043	2,500,000	2,798,365
Pemex Finance Ltd.
10.61%, 08/15/2017	40,250	41,080
Petro-Canada
6.05%, 05/15/2018	263,000	275,360
5.95%, 05/15/2035	350,000	410,020
6.80%, 05/15/2038	423,000	543,560
Petrofac Ltd.
3.40%, 10/10/2018 (Acquired 10/28/2013 through 11/14/2013, Cost $5,058,300) (1)	5,029,000	5,076,771
Petroleos Mexicanos
5.75%, 03/01/2018	301,000	310,180
8.00%, 05/03/2019	2,000,000	2,206,400
5.50%, 01/21/2021	9,323,000	9,882,380
6.38%, 02/04/2021	448,000	485,959
4.88%, 01/24/2022	3,500,000	3,600,450
5.38%, 03/13/2022 (Acquired 12/06/2016, Cost $1,123,957) (1)	1,130,000	1,187,574
4.63%, 09/21/2023	1,292,000	1,299,429
4.88%, 01/18/2024	363,000	366,267
4.25%, 01/15/2025	306,000	293,760
4.50%, 01/23/2026	1,193,000	1,143,491
6.88%, 08/04/2026	2,218,000	2,461,980
6.50%, 03/13/2027 (Acquired 12/06/2016, Cost $1,470,647) (1)	1,484,000	1,596,413
6.63%, 06/15/2035	647,000	668,998
6.50%, 06/02/2041	2,870,000	2,841,300
6.38%, 01/23/2045	1,002,000	977,050
5.63%, 01/23/2046	3,070,000	2,733,835
6.75%, 09/21/2047	1,194,000	1,212,041
Phillips 66
2.95%, 05/01/2017	241,000	241,273
4.30%, 04/01/2022	5,736,000	6,080,613
5.88%, 05/01/2042	3,000,000	3,432,609
Phillips 66 Partners LP
2.65%, 02/15/2020	3,650,000	3,669,498
3.55%, 10/01/2026	190,000	181,459
4.68%, 02/15/2045	2,100,000	1,940,272
4.90%, 10/01/2046	412,000	392,160
Plains All American Pipeline LP / PAA Finance Corp.
3.65%, 06/01/2022	382,000	387,277
3.60%, 11/01/2024	1,050,000	1,016,276
4.65%, 10/15/2025	1,950,000	2,008,504
6.65%, 01/15/2037	3,210,000	3,597,466
4.70%, 06/15/2044	4,000,000	3,619,036
4.90%, 02/15/2045	875,000	817,838
QEP Resources, Inc.
6.80%, 03/01/2020	107,000	112,029
Raizen Fuels Finance SA
5.30%, 01/20/2027 (Acquired 01/12/2017, Cost $2,081,895) (1)	2,080,000	2,108,600
Regency Energy Partners LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	5,000,000	5,497,450
5.00%, 10/01/2022	6,300,000	6,698,475
Reliance Holding USA, Inc.
5.40%, 02/14/2022 (Acquired 11/20/2013, Cost $1,769,838) (1)	1,750,000	1,909,374
Rockies Express Pipeline LLC
5.63%, 04/15/2020 (Acquired 10/28/2013, Cost $196,472) (1)	215,000	226,288
Sabine Pass Liquefaction LLC
6.25%, 03/15/2022	8,761,000	9,712,760
5.75%, 05/15/2024	2,715,000	2,959,301
5.63%, 03/01/2025	5,000,000	5,420,265
Schlumberger Holdings Co.
3.63%, 12/21/2022 (Acquired 12/10/2015, Cost $5,592,683) (1)	5,599,000	5,810,222
Schlumberger Investment SA
3.30%, 09/14/2021 (Acquired 10/28/2013, Cost $338,872) (1)	337,000	347,205
3.65%, 12/01/2023	409,000	426,551
Shell International Finance BV
4.30%, 09/22/2019	310,000	329,575
4.38%, 03/25/2020	885,000	942,905
2.13%, 05/11/2020	699,000	699,712
2.88%, 05/10/2026	2,296,000	2,232,256
4.13%, 05/11/2035	625,000	630,434
6.38%, 12/15/2038	619,000	799,334
4.00%, 05/10/2046	2,467,000	2,371,584
3.75%, 09/12/2046	726,000	667,422
Sinopec Group Overseas Development 2012 Ltd.
3.90%, 05/17/2022 (Acquired 06/22/2015, Cost $611,825) (1)	600,000	620,864
Sinopec Group Overseas Development 2013 Ltd.
4.38%, 10/17/2023 (Acquired 10/28/2013, Cost $475,844) (1)	475,000	502,444
Sinopec Group Overseas Development 2014 Ltd.
1.75%, 04/10/2017 (Acquired 04/02/2014 through 06/22/2015, Cost $4,399,906) (1)	4,400,000	4,399,965
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/2020 (Acquired 04/21/2015, Cost $8,975,962) (1)	9,000,000	8,958,418
Sinopec Group Overseas Development 2016 Ltd.
3.50%, 05/03/2026 (Acquired 04/25/2016, Cost $1,984,607) (1)	2,000,000	1,974,348
Southern Natural Gas Co. LLC
5.90%, 04/01/2017 (Acquired 10/28/2013, Cost $150,000) (1)	150,000	150,000
8.00%, 03/01/2032	446,000	596,941
4.80%, 03/15/2047 (Acquired 03/07/2017, Cost $426,786) (1)	428,000	432,450
Spectra Energy Capital LLC
8.00%, 10/01/2019	515,000	581,636
5.65%, 03/01/2020	253,000	270,758
3.30%, 03/15/2023	467,000	461,440
7.50%, 09/15/2038	1,457,000	1,747,894
Spectra Energy Partners LP
2.95%, 09/25/2018	306,000	310,049
3.50%, 03/15/2025	787,000	766,297
5.95%, 09/25/2043	207,000	231,588
4.50%, 03/15/2045	3,000,000	2,801,907
Statoil ASA
1.20%, 01/17/2018	221,000	220,466
1.15%, 05/15/2018	304,000	302,580
5.25%, 04/15/2019	382,000	407,151
3.15%, 01/23/2022	237,000	242,588
2.45%, 01/17/2023	280,000	276,039
2.65%, 01/15/2024	663,000	651,022
3.25%, 11/10/2024	508,000	512,519
4.25%, 11/23/2041	193,000	194,776
Suncor Energy, Inc.
6.10%, 06/01/2018	3,343,000	3,518,708
3.60%, 12/01/2024	677,000	686,360
5.95%, 12/01/2034	1,048,000	1,236,167
Sunoco Logistics Partners Operations LP
5.50%, 02/15/2020	410,000	440,428
4.25%, 04/01/2024	833,000	847,925
5.95%, 12/01/2025	200,000	222,664
4.95%, 01/15/2043	1,482,000	1,355,151
5.30%, 04/01/2044	200,000	194,088
5.35%, 05/15/2045	633,000	617,136
TC PipeLines LP
4.38%, 03/13/2025	6,215,000	6,295,205
Texas Eastern Transmission LP
2.80%, 10/15/2022 (Acquired 10/28/2013, Cost $676,757) (1)	714,000	691,128
Tosco Co.
7.80%, 01/01/2027	522,000	684,604
8.13%, 02/15/2030	361,000	499,599
Total Capital Canada Ltd.
2.75%, 07/15/2023	350,000	346,985
Total Capital International SA
1.55%, 06/28/2017	581,000	581,426
2.75%, 06/19/2021	900,000	910,680
2.70%, 01/25/2023	144,000	142,778
3.75%, 04/10/2024	229,000	238,711
TransCanada PipeLines Ltd.
1.63%, 11/09/2017	6,063,000	6,063,364
1.88%, 01/12/2018	205,000	205,212
6.50%, 08/15/2018	196,000	208,116
7.13%, 01/15/2019	273,000	296,963
4.88%, 01/15/2026	5,132,000	5,690,982
6.20%, 10/15/2037	573,000	704,431
7.25%, 08/15/2038	217,000	293,606
Valero Energy Corp.
7.50%, 04/15/2032	250,000	317,716
6.63%, 06/15/2037	5,000,000	5,916,820
Western Gas Partners LP
4.65%, 07/01/2026	414,000	426,342
5.45%, 04/01/2044	977,000	1,003,372
Williams Cos, Inc./The
5.75%, 06/24/2044	2,500,000	2,512,500
Williams Partners LP
4.30%, 03/04/2024	2,500,000	2,572,210
6.30%, 04/15/2040	4,904,000	5,499,311
4.90%, 01/15/2045	7,000,000	6,735,526
Williams Partners LP / ACMP Finance Corp.
4.88%, 05/15/2023	1,000,000	1,030,080
Woodside Finance Ltd.
3.65%, 03/05/2025 (Acquired 02/26/2015, Cost $3,298,406) (1)	3,300,000	3,249,206
		451,058,919
Financials - 11.76%
ABN AMRO Bank NV
1.80%, 06/04/2018 (Acquired 05/28/2015, Cost $1,593,613) (1)	1,594,000	1,588,879
2.50%, 10/30/2018 (Acquired 10/28/2013 through 11/07/2014, Cost $6,552,501) (1)	6,542,000	6,591,444
2.45%, 06/04/2020 (Acquired 05/28/2015, Cost $1,997,143) (1)	2,000,000	2,000,108
4.75%, 07/28/2025 (Acquired 07/21/2015 through 02/17/2017, Cost $1,048,308) (1)	1,031,000	1,059,975
ACE INA Holdings, Inc.
2.88%, 11/03/2022	312,000	314,475
2.70%, 03/13/2023	300,000	297,660
3.15%, 03/15/2025	3,409,000	3,414,833
3.35%, 05/03/2026	250,000	252,865
4.35%, 11/03/2045	305,000	321,091
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.50%, 05/26/2022	701,000	706,262
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust
4.50%, 05/15/2021	17,911,000	18,773,522
AIA Group Ltd.
2.25%, 03/11/2019 (Acquired 04/15/2016, Cost $1,277,954) (1)	1,270,000	1,273,116
3.20%, 03/11/2025 (Acquired 03/04/2015 through 09/29/2015, Cost $9,300,619) (1)	9,545,000	9,357,071
AIG Global Funding
1.65%, 12/15/2017 (Acquired 12/08/2014, Cost $452,898) (1)	453,000	453,302
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (Acquired 10/28/2013, Cost $1,162,855) (1)	955,000	1,233,020
Air Lease Corp.
2.13%, 01/15/2020	1,263,000	1,253,322
3.88%, 04/01/2021	400,000	414,622
3.00%, 09/15/2023	710,000	693,718
3.63%, 04/01/2027	340,000	330,425
Allstate Co./The
3.15%, 06/15/2023	420,000	426,691
Ally Financial, Inc.
8.00%, 12/31/2018	43,000	46,440
3.50%, 01/27/2019	1,000,000	1,007,500
American Express Centurion Bank
6.00%, 09/13/2017	506,000	516,054
American Express Credit Corp.
7.00%, 03/19/2018	284,000	298,211
1.80%, 07/31/2018	456,000	456,449
1.88%, 11/05/2018	831,000	832,252
2.13%, 03/18/2019	318,000	319,535
2.25%, 08/15/2019	250,000	251,947
2.38%, 05/26/2020	894,000	899,171
2.60%, 09/14/2020	319,000	322,336
2.25%, 05/05/2021	380,000	376,337
2.70%, 03/03/2022	11,670,000	11,658,097
American International Group, Inc.
6.40%, 12/15/2020	5,100,000	5,775,250
4.88%, 06/01/2022	3,500,000	3,787,000
4.13%, 02/15/2024	879,000	901,452
3.75%, 07/10/2025	444,000	441,482
3.88%, 01/15/2035	376,000	343,494
4.50%, 07/16/2044	1,757,000	1,674,757
8.18%, 05/15/2058	107,000	139,100
American Tower Corp.
2.25%, 01/15/2022	600,000	578,959
American Tower Trust #1
1.55%, 03/15/2018 (Acquired 01/11/2017, Cost $389,040) (1)	396,000	395,047
3.07%, 03/15/2023 (Acquired 12/05/2014 through 05/20/2015, Cost $2,881,926) (1)	2,900,000	2,889,087
Ameriprise Financial, Inc.
7.30%, 06/28/2019	215,000	239,043
4.00%, 10/15/2023	650,000	687,131
2.88%, 09/15/2026	1,015,000	975,085
Ameritech Capital Funding Co.
6.45%, 01/15/2018	321,000	332,188
AmSouth Bancorp
6.75%, 11/01/2025	527,000	611,467
ANZ New Zealand Int'l Ltd./London
1.75%, 03/29/2018 (Acquired 03/24/2015, Cost $2,436,915) (1)	2,437,000	2,437,414
2.60%, 09/23/2019 (Acquired 09/16/2014, Cost $3,648,762) (1)	3,650,000	3,678,481
2.85%, 08/06/2020 (Acquired 07/30/2015, Cost $249,858) (1)	250,000	253,193
Aon Plc
4.00%, 11/27/2023	5,000,000	5,240,435
3.50%, 06/14/2024	815,000	813,644
3.88%, 12/15/2025	500,000	508,778
6.25%, 09/30/2040	172,000	204,198
Arch Capital Finance LLC
5.03%, 12/15/2046	437,000	467,265
Australia & New Zealand Banking Group Ltd.
4.88%, 01/12/2021 (Acquired 10/28/2013, Cost $313,919) (1)	296,000	320,773
4.40%, 05/19/2026 (Acquired 05/12/2016, Cost $225,899) (1)	226,000	231,837
Australia & New Zealand Banking Group Ltd./New York NY
1.45%, 05/15/2018	640,000	638,711
AvalonBay Communities, Inc.
2.85%, 03/15/2023	600,000	588,907
2.90%, 10/15/2026	220,000	209,305
3.90%, 10/15/2046	214,000	199,832
AXIS Specialty Finance Plc
2.65%, 04/01/2019	2,890,000	2,913,088
BAC Capital Trust VI
5.63%, 03/08/2035	43,000	45,816
Bank Nederlandse Gemeenten NV
2.63%, 04/28/2021 (Acquired 01/25/2016, Cost $6,509,652) (1)	6,350,000	6,457,785
Bank of America Corp.
6.40%, 08/28/2017	2,293,000	2,337,544
5.75%, 12/01/2017	480,000	492,666
2.00%, 01/11/2018	2,408,000	2,414,172
6.88%, 04/25/2018	1,513,000	1,592,044
5.65%, 05/01/2018	825,000	858,307
1.95%, 05/12/2018	500,000	501,086
6.88%, 11/15/2018	1,500,000	1,615,117
2.05%, 12/07/2018	1,089,000	1,094,974
2.60%, 01/15/2019	978,000	988,112
2.65%, 04/01/2019	710,000	718,173
7.63%, 06/01/2019	360,000	401,291
2.25%, 04/21/2020	701,000	698,499
5.63%, 07/01/2020	2,625,000	2,878,599
2.63%, 10/19/2020	2,885,000	2,893,038
5.88%, 01/05/2021	15,000,000	16,747,725
2.63%, 04/19/2021	2,500,000	2,493,620
5.00%, 05/13/2021	2,570,000	2,790,177
5.70%, 01/24/2022	341,000	382,792
3.30%, 01/11/2023	5,843,000	5,878,490
4.10%, 07/24/2023	217,000	227,269
4.13%, 01/22/2024	11,747,000	12,269,201
4.00%, 04/01/2024	2,490,000	2,581,415
4.20%, 08/26/2024	5,765,000	5,870,102
4.00%, 01/22/2025	1,489,000	1,487,298
3.95%, 04/21/2025	5,201,000	5,177,986
3.88%, 08/01/2025	621,000	631,948
4.45%, 03/03/2026	7,140,000	7,321,677
4.25%, 10/22/2026	544,000	552,331
3.25%, 10/21/2027	6,250,000	5,948,781
4.18%, 11/25/2027	3,950,000	3,964,106
3.82%, 01/20/2028	4,980,000	4,990,124
6.11%, 01/29/2037	3,580,000	4,181,465
7.75%, 05/14/2038	137,000	188,155
4.88%, 04/01/2044	2,000,000	2,156,472
Bank of Montreal
1.40%, 09/11/2017	201,000	200,970
2.38%, 01/25/2019	215,000	216,858
1.50%, 07/18/2019	522,000	516,537
2.55%, 11/06/2022	878,000	871,293
Bank of New York Mellon Corp./The
4.60%, 01/15/2020	387,000	413,028
2.60%, 08/17/2020	663,000	671,454
2.45%, 11/27/2020	247,000	248,351
2.50%, 04/15/2021	215,000	215,543
3.55%, 09/23/2021	355,000	369,738
2.60%, 02/07/2022	700,000	700,603
3.65%, 02/04/2024	93,000	96,453
3.25%, 09/11/2024	650,000	656,381
3.00%, 02/24/2025	5,360,000	5,301,506
2.80%, 05/04/2026	305,000	295,416
Bank of Nova Scotia/The
1.45%, 04/25/2018	867,000	865,570
1.85%, 04/14/2020	1,900,000	1,881,304
1.88%, 09/20/2021 (Acquired 09/13/2016, Cost $400,000) (1)	400,000	392,170
2.70%, 03/07/2022	14,340,000	14,371,562
Bank of Tokyo-Mitsubishi UFJ Ltd./The
2.15%, 09/14/2018 (Acquired 09/08/2015, Cost $349,950) (1)	350,000	350,495
2.30%, 03/10/2019 (Acquired 03/04/2014 through 06/26/2015, Cost $5,521,441) (1)	5,525,000	5,540,591
2.35%, 09/08/2019 (Acquired 09/02/2014, Cost $339,943) (1)	340,000	341,009
4.10%, 09/09/2023 (Acquired 10/28/2013, Cost $244,151) (1)	239,000	253,250
3.75%, 03/10/2024 (Acquired 03/04/2014, Cost $3,209,673) (1)	3,215,000	3,324,625
BanPonce Trust I
8.33%, 02/01/2027	234,000	227,272
Banque Federative du Credit Mutuel SA
2.00%, 04/12/2019 (Acquired 03/22/2017, Cost $5,318,167) (1)	5,350,000	5,315,610
Barclays Plc
2.25%, 05/10/2017 (Acquired 10/28/2013, Cost $275,322) (1)	275,000	275,236
6.05%, 12/04/2017 (Acquired 10/28/2013, Cost $390,284) (1)	382,000	391,984
3.20%, 08/10/2021	4,658,000	4,660,744
3.68%, 01/10/2023	11,150,000	11,196,507
3.65%, 03/16/2025	2,522,000	2,455,391
4.38%, 01/12/2026	3,514,000	3,560,919
5.25%, 08/17/2045	413,000	432,402
4.95%, 01/10/2047	967,000	965,915
BB&T Co.
1.60%, 08/15/2017	384,000	384,105
6.85%, 04/30/2019	170,000	186,292
5.25%, 11/01/2019	284,000	306,107
2.63%, 06/29/2020	1,100,000	1,111,085
Berkshire Hathaway Finance Corp.
1.30%, 08/15/2019	4,564,000	4,519,875
5.75%, 01/15/2040	134,000	166,744
4.40%, 05/15/2042	1,524,000	1,600,371
4.30%, 05/15/2043	322,000	330,474
Berkshire Hathaway, Inc.
3.75%, 08/15/2021	605,000	642,190
3.00%, 02/11/2023	268,000	272,828
2.75%, 03/15/2023	2,215,000	2,215,246
3.13%, 03/15/2026	8,130,000	8,121,366
BlackRock, Inc.
5.00%, 12/10/2019	484,000	523,956
4.25%, 05/24/2021	475,000	508,583
3.38%, 06/01/2022	493,000	512,481
3.50%, 03/18/2024	405,000	422,135
Blackstone Holdings Finance Co. LLC
5.88%, 03/15/2021 (Acquired 10/28/2013, Cost $1,553,339) (1)	1,445,000	1,614,200
4.45%, 07/15/2045 (Acquired 04/22/2015 through 04/23/2015, Cost $168,887) (1)	170,000	160,848
BNP Paribas SA
2.38%, 05/21/2020	1,390,000	1,388,766
3.25%, 03/03/2023	430,000	433,086
4.63%, 03/13/2027 (Acquired 03/06/2017, Cost $1,578,506) (1)	1,580,000	1,577,954
BNZ International Funding Ltd./London
2.35%, 03/04/2019 (Acquired 02/25/2014, Cost $515,923) (1)	516,000	518,176
2.10%, 09/14/2021 (Acquired 09/06/2016, Cost $399,664) (1)	400,000	388,556
Boston Properties LP
3.13%, 09/01/2023	300,000	297,667
3.65%, 02/01/2026	557,000	554,768
2.75%, 10/01/2026	480,000	441,758
BPCE SA
1.63%, 01/26/2018	1,300,000	1,298,545
2.50%, 12/10/2018	2,500,000	2,516,727
2.50%, 07/15/2019	1,000,000	1,004,300
5.70%, 10/22/2023 (Acquired 10/28/2013 through 09/29/2016, Cost $4,485,354) (1)	4,345,000	4,608,046
4.63%, 07/11/2024 (Acquired 09/15/2016, Cost $610,197) (1)	600,000	596,532
5.15%, 07/21/2024 (Acquired 05/16/2016 through 03/24/2017, Cost $4,948,093) (1)	4,800,000	4,929,461
3.38%, 12/02/2026	500,000	492,300
Brixmor Operating Partnership LP
3.85%, 02/01/2025	1,100,000	1,085,512
3.90%, 03/15/2027	1,735,000	1,702,077
Caisse Centrale Desjardins
1.70%, 01/29/2018 (Acquired 01/26/2015, Cost $7,000,000) (1)	7,000,000	7,020,713
Canadian Imperial Bank of Commerce
1.60%, 09/06/2019	1,500,000	1,486,518
Capital One Bank USA NA
2.15%, 11/21/2018	5,000,000	5,008,835
3.38%, 02/15/2023	4,164,000	4,155,010
Capital One Financial Co.
2.45%, 04/24/2019	353,000	355,004
4.75%, 07/15/2021	2,480,000	2,666,970
3.05%, 03/09/2022	2,500,000	2,496,550
3.75%, 04/24/2024	824,000	837,935
3.20%, 02/05/2025	726,000	702,914
4.20%, 10/29/2025	1,240,000	1,244,826
3.75%, 07/28/2026	960,000	928,587
Capital One NA/Mclean VA
1.65%, 02/05/2018	13,000,000	12,997,920
1.71%, 02/05/2018	3,000,000	3,008,865
2.40%, 09/05/2019	500,000	501,524
2.95%, 07/23/2021	4,120,000	4,152,466
2.25%, 09/13/2021	4,475,000	4,378,071
CDP Financial, Inc.
4.40%, 11/25/2019 (Acquired 10/28/2013, Cost $326,786) (1)	310,000	329,079
Charles Schwab Co./The
3.23%, 09/01/2022	165,000	168,586
3.20%, 03/02/2027	1,700,000	1,690,876
Chubb Co./The
5.75%, 05/15/2018	117,000	122,413
CIT Group, Inc.
6.63%, 04/01/2018 (Acquired 11/22/2013, Cost $1,341,412) (1)	1,300,000	1,353,625
Citigroup, Inc.
1.70%, 04/27/2018	1,500,000	1,500,570
1.75%, 05/01/2018	800,000	799,738
2.15%, 07/30/2018	658,000	660,081
2.05%, 12/07/2018	3,600,000	3,606,325
2.40%, 02/18/2020	2,500,000	2,506,458
2.35%, 08/02/2021	269,000	264,801
4.50%, 01/14/2022	10,000,000	10,700,550
3.75%, 06/16/2024	4,000,000	4,074,248
4.40%, 06/10/2025	11,687,000	11,906,984
5.50%, 09/13/2025	494,000	540,021
3.70%, 01/12/2026	10,750,000	10,758,901
3.40%, 05/01/2026	1,000,000	972,726
3.20%, 10/21/2026	8,770,000	8,370,483
4.30%, 11/20/2026	1,570,000	1,584,882
4.45%, 09/29/2027	5,000,000	5,073,630
3.89%, 01/10/2028	4,100,000	4,117,827
6.63%, 01/15/2028	387,000	464,941
4.13%, 07/25/2028	6,257,000	6,152,076
8.13%, 07/15/2039	164,000	240,899
5.88%, 01/30/2042	212,000	257,680
4.65%, 07/30/2045	156,000	162,737
4.75%, 05/18/2046	1,200,000	1,183,838
Citizens Bank NA/Providence RI
2.45%, 12/04/2019	8,000,000	8,059,768
Citizens Financial Group, Inc.
2.38%, 07/28/2021	188,000	185,367
4.30%, 12/03/2025	343,000	353,486
CME Group, Inc.
3.00%, 09/15/2022	1,135,000	1,158,508
3.00%, 03/15/2025	838,000	838,246
5.30%, 09/15/2043	115,000	137,310
CNA Financial Co.
7.35%, 11/15/2019	700,000	789,453
7.25%, 11/15/2023	7,470,000	9,037,318
3.95%, 05/15/2024	303,000	310,932
4.50%, 03/01/2026	221,000	233,549
Comerica Bank
2.50%, 06/02/2020	8,000,000	8,002,680
Comerica, Inc.
3.80%, 07/22/2026	984,000	985,346
Commonwealth Bank of Australia
2.00%, 09/06/2021 (Acquired 08/29/2016, Cost $449,619) (1)	450,000	438,428
2.75%, 03/10/2022 (Acquired 03/06/2017, Cost $16,975,574) (1)	17,017,000	17,057,058
4.50%, 12/09/2025 (Acquired 12/02/2015, Cost $776,562) (1)	778,000	811,996
Commonwealth Bank of Australia/New York NY
2.05%, 03/15/2019	2,750,000	2,758,720
Compass Bank
2.75%, 09/29/2019	5,000,000	5,030,025
3.88%, 04/10/2025	5,840,000	5,732,240
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.88%, 02/08/2022	5,323,000	5,602,798
4.38%, 08/04/2025	316,000	324,092
5.80%, 09/30/2110 (Acquired 10/28/2013, Cost $375,760) (1)	361,000	421,087
Cooperatieve Rabobank UA
4.63%, 12/01/2023	3,900,000	4,104,333
Credit Agricole SA
4.38%, 03/17/2025 (Acquired 01/04/2017 through 01/06/2017, Cost $300,931) (1)	305,000	302,784
6.64%, 05/29/2049 (Acquired 10/28/2013, Cost $104,252) (1)	107,000	101,181
Credit Agricole SA/London
4.13%, 01/10/2027 (Acquired 01/03/2017, Cost $1,093,584) (1)	1,099,000	1,090,132
Credit Suisse AG/New York NY
1.70%, 04/27/2018	375,000	374,488
Credit Suisse Group AG
3.57%, 01/09/2023 (Acquired 01/04/2017 through 03/23/2017, Cost $2,591,293) (1)	2,603,000	2,597,768
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/2020	541,000	541,657
3.80%, 09/15/2022	4,113,000	4,171,569
3.80%, 06/09/2023	5,000,000	5,018,505
4.55%, 04/17/2026	2,193,000	2,266,358
4.88%, 05/15/2045	250,000	254,311
Credit Suisse/New York NY
2.30%, 05/28/2019	413,000	414,445
5.30%, 08/13/2019	169,000	181,201
3.00%, 10/29/2021	1,265,000	1,276,400
3.63%, 09/09/2024	560,000	568,413
Crown Castle International Corp.
4.88%, 04/15/2022	1,112,000	1,196,038
5.25%, 01/15/2023	400,000	436,440
4.00%, 03/01/2027	261,000	263,168
Dai-ichi Life Insurance Co. Ltd./The
4.00%, 12/29/2049 (Acquired 07/13/2016, Cost $1,179,000) (1)	1,179,000	1,148,051
Danske Bank A/S
2.00%, 09/08/2021 (Acquired 08/31/2016, Cost $555,979) (1)	558,000	542,484
2.70%, 03/02/2022 (Acquired 02/23/2017, Cost $541,130) (1)	542,000	539,859
Deutsche Bank AG
2.95%, 08/20/2020	439,000	440,025
3.13%, 01/13/2021	2,000,000	2,004,000
3.38%, 05/12/2021	701,000	705,186
4.25%, 10/14/2021 (Acquired 11/08/2016, Cost $2,790,972) (1)	2,725,000	2,792,493
4.50%, 04/01/2025	300,000	289,758
4.10%, 01/13/2026	850,000	853,264
Deutsche Bank AG/London
6.00%, 09/01/2017	901,000	916,687
1.88%, 02/13/2018	2,429,000	2,426,379
2.50%, 02/13/2019	6,000,000	6,012,780
3.70%, 05/30/2024	2,063,000	2,027,611
Dexia Credit Local SA
1.88%, 09/15/2021 (Acquired 09/07/2016, Cost $2,744,165) (1)	2,750,000	2,652,191
Discover Bank
3.10%, 06/04/2020	8,000,000	8,159,952
3.20%, 08/09/2021	1,600,000	1,620,155
4.20%, 08/08/2023	6,711,000	6,987,936
Discover Financial Services
3.75%, 03/04/2025	2,920,000	2,864,301
4.10%, 02/09/2027	740,000	740,169
Duke Realty LP
4.38%, 06/15/2022	344,000	365,614
3.25%, 06/30/2026	203,000	196,759
Equity Commonwealth
6.65%, 01/15/2018	401,000	406,312
5.88%, 09/15/2020	1,393,000	1,495,136
ERP Operating LP
2.38%, 07/01/2019	646,000	650,134
4.63%, 12/15/2021	260,000	280,261
3.00%, 04/15/2023	200,000	197,949
2.85%, 11/01/2026	542,000	510,968
Fifth Third Bancorp
2.88%, 07/27/2020	3,007,000	3,040,438
Fifth Third Bank/Cincinnati OH
2.38%, 04/25/2019	1,100,000	1,107,950
First Tennessee Bank NA
2.95%, 12/01/2019	5,000,000	5,057,995
FMR LLC
4.95%, 02/01/2033 (Acquired 10/28/2013, Cost $247,522) (1)	250,000	269,705
6.45%, 11/15/2039 (Acquired 10/28/2013, Cost $297,288) (1)	258,000	328,685
GE Capital International Funding Unlimited Co.
2.34%, 11/15/2020	5,186,000	5,206,013
3.37%, 11/15/2025	772,000	792,191
4.42%, 11/15/2035	5,828,000	6,154,665
General Electric Capital Co.
2.20%, 01/09/2020	161,000	162,721
Genworth Holdings, Inc.
4.90%, 08/15/2023	161,000	134,032
Goldman Sachs Capital I
6.35%, 02/15/2034	127,000	152,237
Goldman Sachs Group, Inc./The
5.95%, 01/18/2018	1,289,000	1,331,124
6.15%, 04/01/2018	1,466,000	1,527,188
2.63%, 01/31/2019	263,000	265,946
7.50%, 02/15/2019	3,617,000	3,969,220
2.55%, 10/23/2019	1,000,000	1,009,018
5.38%, 03/15/2020	2,985,000	3,231,997
2.60%, 04/23/2020	1,328,000	1,335,326
6.00%, 06/15/2020	1,514,000	1,674,479
2.75%, 09/15/2020	396,000	399,229
2.88%, 02/25/2021	680,000	684,950
5.25%, 07/27/2021	403,000	442,014
2.35%, 11/15/2021	2,600,000	2,548,023
5.75%, 01/24/2022	17,947,000	20,210,476
3.63%, 01/22/2023	4,815,000	4,935,389
3.85%, 07/08/2024	1,017,000	1,041,658
3.50%, 01/23/2025	6,509,000	6,483,348
3.75%, 05/22/2025	288,000	290,903
3.75%, 02/25/2026	9,005,000	9,061,875
3.50%, 11/16/2026	700,000	685,294
3.85%, 01/26/2027	2,975,000	2,988,596
6.75%, 10/01/2037	4,938,000	6,091,838
5.15%, 05/22/2045	4,128,000	4,328,873
4.75%, 10/21/2045	3,993,000	4,211,673
Goodman Australia Industrial Fund Bond Issuer Pty Ltd.
3.40%, 09/30/2026 (Acquired 09/26/2016, Cost $997,827) (1)	1,000,000	969,467
Great-West Life & Annuity Insurance Capital LP II
3.58%, 05/16/2046 (Acquired 10/28/2013, Cost $303,960) (1)	301,000	279,930
Guardian Life Insurance Co. of America/The
7.38%, 09/30/2039 (Acquired 12/03/2015, Cost $5,276,640) (1)	4,083,000	5,603,689
4.85%, 01/24/2077 (Acquired 01/17/2017, Cost $241,647) (1)	244,000	238,393
Hartford Financial Services Group, Inc./The
6.00%, 01/15/2019	4,591,000	4,908,959
5.13%, 04/15/2022	5,500,000	6,071,736
8.13%, 06/15/2038	236,000	251,340
HCP, Inc.
4.20%, 03/01/2024	241,000	246,767
3.40%, 02/01/2025	662,000	640,406
Highmark, Inc.
4.75%, 05/15/2021 (Acquired 10/28/2013 through 07/30/2014, Cost $3,329,851) (1)	3,322,000	3,375,096
Hospitality Properties Trust
4.50%, 06/15/2023	366,000	378,502
4.95%, 02/15/2027	566,000	581,118
HSBC Bank Plc
1.50%, 05/15/2018 (Acquired 10/28/2013, Cost $939,788) (1)	944,000	940,920
4.75%, 01/19/2021 (Acquired 10/28/2013 through 10/29/2014, Cost $1,462,474) (1)	1,382,000	1,483,794
HSBC Finance Co.
6.68%, 01/15/2021	5,800,000	6,555,810
7.35%, 11/27/2032	32,000	40,505
HSBC Holdings Plc
2.65%, 01/05/2022	1,362,000	1,343,383
4.00%, 03/30/2022	1,494,000	1,564,529
3.26%, 03/13/2023	7,784,000	7,821,659
3.60%, 05/25/2023	2,901,000	2,947,425
4.25%, 03/14/2024	1,795,000	1,817,118
4.25%, 08/18/2025	1,009,000	1,015,902
4.38%, 11/23/2026	3,536,000	3,563,075
4.04%, 03/13/2028	5,504,000	5,562,953
6.10%, 01/14/2042	743,000	929,410
HSBC USA, Inc.
1.63%, 01/16/2018	769,000	768,523
2.35%, 03/05/2020	1,256,000	1,260,359
5.00%, 09/27/2020	3,000,000	3,232,071
9.13%, 05/15/2021	75,000	91,469
Huntington Bancshares, Inc./OH
3.15%, 03/14/2021	225,000	228,870
2.30%, 01/14/2022	4,220,000	4,109,259
Huntington National Bank/The
2.00%, 06/30/2018	440,000	441,091
2.20%, 11/06/2018	3,328,000	3,341,904
2.88%, 08/20/2020	4,534,000	4,601,947
Industrial & Commercial Bank of China Ltd./New York
2.35%, 11/13/2017	676,000	678,180
2.45%, 10/20/2021	1,150,000	1,126,961
ING Bank NV
2.00%, 11/26/2018 (Acquired 02/08/2017, Cost $1,140,221) (1)	1,138,000	1,137,221
1.65%, 08/15/2019 (Acquired 08/08/2016, Cost $799,350) (1)	800,000	789,973
2.50%, 10/01/2019 (Acquired 09/23/2014, Cost $1,146,649) (1)	1,150,000	1,156,512
2.45%, 03/16/2020 (Acquired 03/10/2015, Cost $1,997,733) (1)	2,000,000	2,006,878
5.80%, 09/25/2023 (Acquired 01/14/2014, Cost $4,994,974) (1)	4,800,000	5,339,707
ING Groep NV
3.15%, 03/29/2022	9,284,000	9,307,767
3.95%, 03/29/2027	6,350,000	6,354,401
Intercontinental Exchange, Inc.
2.50%, 10/15/2018	243,000	245,823
4.00%, 10/15/2023	578,000	611,198
International Lease Finance Corp.
8.63%, 01/15/2022	1,200,000	1,468,188
5.88%, 08/15/2022	438,000	487,237
Invesco Finance Plc
4.00%, 01/30/2024	2,889,000	3,030,029
3.75%, 01/15/2026	4,249,000	4,369,158
Jackson National Life Global Funding
4.70%, 06/01/2018 (Acquired 10/28/2013, Cost $315,528) (1)	310,000	320,158
1.88%, 10/15/2018 (Acquired 10/07/2015, Cost $224,939) (1)	225,000	225,423
3.25%, 01/30/2024 (Acquired 01/24/2017, Cost $459,662) (1)	460,000	462,428
3.05%, 04/29/2026 (Acquired 04/25/2016, Cost $471,177) (1)	473,000	457,377
Jefferies Group LLC
5.13%, 04/13/2018	1,534,000	1,581,985
6.88%, 04/15/2021	1,385,000	1,580,965
5.13%, 01/20/2023	2,600,000	2,793,604
4.85%, 01/15/2027	116,000	118,399
6.45%, 06/08/2027	578,000	653,767
6.25%, 01/15/2036	155,000	162,867
John Hancock Life Insurance Co.
7.38%, 02/15/2024 (Acquired 10/28/2013, Cost $849,272) (1)	731,000	870,728
JPMorgan Chase & Co.
2.25%, 01/23/2020	2,000,000	2,006,346
4.25%, 10/15/2020	64,000	67,862
2.30%, 08/15/2021	3,600,000	3,562,250
4.35%, 08/15/2021	10,000,000	10,703,290
3.38%, 05/01/2023	3,800,000	3,805,700
3.13%, 01/23/2025	4,000,000	3,934,240
3.30%, 04/01/2026	1,870,000	1,833,165
3.20%, 06/15/2026	11,090,000	10,766,760
2.95%, 10/01/2026	5,000,000	4,753,350
3.63%, 12/01/2027	7,779,000	7,567,691
5.60%, 07/15/2041	494,000	589,013
4.95%, 06/01/2045	6,575,000	6,923,679
4.26%, 02/22/2048	4,104,000	4,096,798
Kemper Co.
6.00%, 05/15/2017	5,000,000	5,017,140
KeyBank NA/Cleveland OH
3.18%, 05/22/2022	567,000	572,271
KeyCorp.
2.90%, 09/15/2020	280,000	284,522
5.10%, 03/24/2021	211,000	230,242
Kimco Realty Corp.
3.80%, 04/01/2027	1,100,000	1,093,202
LeasePlan Co. NV
2.50%, 05/16/2018 (Acquired 10/28/2013 through 10/20/2014, Cost $9,212,627) (1)	9,206,000	9,228,453
2.88%, 01/22/2019 (Acquired 10/14/2015, Cost $724,734) (1)	725,000	728,039
Legg Mason, Inc.
3.95%, 07/15/2024	820,000	828,984
Liberty Mutual Group, Inc.
5.00%, 06/01/2021 (Acquired 03/14/2017, Cost $1,830,400) (1)	1,700,000	1,846,122
4.95%, 05/01/2022 (Acquired 10/26/2016, Cost $390,902) (1)	351,000	381,317
4.25%, 06/15/2023 (Acquired 10/28/2013, Cost $319,833) (1)	322,000	338,123
6.50%, 03/15/2035 (Acquired 11/19/2013 through 04/28/2016, Cost $4,991,012) (1)	4,500,000	5,419,750
6.50%, 05/01/2042 (Acquired 03/17/2017, Cost $2,465,035) (1)	2,000,000	2,489,318
4.85%, 08/01/2044 (Acquired 12/13/2016 through 03/23/2017, Cost $2,723,224) (1)	2,745,000	2,782,595
10.75%, 06/15/2058 (Acquired 10/28/2013, Cost $399,984) (1)	269,000	411,570
Liberty Mutual Insurance Co.
8.50%, 05/15/2025 (Acquired 07/01/2014, Cost $868,347) (1)	700,000	892,800
7.70%, 10/15/2097 (Acquired 10/28/2013, Cost $106,312) (1)	100,000	128,895
Liberty Property LP
3.25%, 10/01/2026	303,000	290,410
Lincoln National Co.
8.75%, 07/01/2019	1,534,000	1,749,697
4.20%, 03/15/2022	873,000	921,297
7.00%, 06/15/2040	1,715,000	2,214,983
6.05%, 04/20/2067	121,000	102,547
Lloyds Bank Plc
1.75%, 05/14/2018	3,200,000	3,201,379
5.80%, 01/13/2020 (Acquired 10/28/2013, Cost $184,320) (1)	172,000	187,877
2.40%, 03/17/2020	5,000,000	5,014,370
Lloyds Banking Group Plc
3.00%, 01/11/2022	950,000	944,466
4.58%, 12/10/2025	550,000	558,424
3.75%, 01/11/2027	3,337,000	3,280,151
Mack-Cali Realty LP
2.50%, 12/15/2017	5,050,000	5,062,282
Macquarie Bank Ltd.
1.60%, 10/27/2017 (Acquired 10/22/2014 through 03/18/2016, Cost $2,825,817) (1)	2,829,000	2,829,057
2.60%, 06/24/2019 (Acquired 06/16/2014 through 03/16/2016, Cost $1,093,477) (1)	1,093,000	1,103,725
2.40%, 01/21/2020 (Acquired 01/14/2015, Cost $1,597,972) (1)	1,600,000	1,598,950
2.85%, 07/29/2020 (Acquired 07/23/2015, Cost $399,621) (1)	400,000	404,915
4.00%, 07/29/2025 (Acquired 07/23/2015, Cost $499,368) (1)	500,000	518,434
Macquarie Group Ltd.
3.00%, 12/03/2018 (Acquired 11/25/2013, Cost $5,989,452) (1)	6,000,000	6,086,928
6.00%, 01/14/2020 (Acquired 10/28/2013, Cost $498,379) (1)	475,000	516,741
6.25%, 01/14/2021 (Acquired 10/28/2013 through 09/19/2014, Cost $1,179,700) (1)	1,111,000	1,233,778
Manufacturers & Traders Trust Co.
6.63%, 12/04/2017	464,000	479,480
Manulife Financial Corp.
4.90%, 09/17/2020	225,000	241,245
4.06%, 02/24/2032	1,560,000	1,562,669
Markel Co.
7.13%, 09/30/2019	3,780,000	4,224,067
5.00%, 04/05/2046	1,265,000	1,304,497
Marsh & McLennan Cos, Inc.
2.30%, 04/01/2017	269,000	269,000
2.35%, 03/06/2020	3,769,000	3,784,939
4.80%, 07/15/2021	5,000,000	5,409,405
2.75%, 01/30/2022	24,000	24,133
3.50%, 03/10/2025	580,000	587,926
Massachusetts Mutual Life Insurance Co.
7.63%, 11/15/2023 (Acquired 10/30/2014, Cost $667,426) (1)	550,000	657,016
8.88%, 06/01/2039 (Acquired 11/20/2013 through 04/26/2016, Cost $2,504,648) (1)	1,760,000	2,857,040
5.38%, 12/01/2041 (Acquired 10/28/2013, Cost $212,600) (1)	203,000	232,356
4.90%, 04/01/2077 (Acquired 03/20/2017, Cost $4,954,959) (1)	5,000,000	5,020,565
MassMutual Global Funding II
2.50%, 10/17/2022 (Acquired 10/28/2013, Cost $367,480) (1)	386,000	378,671
MBIA Insurance Co.
12.28%, 01/15/2033 (Acquired 10/28/2013, Cost $63,107) (1)	86,000	40,420
MetLife, Inc.
6.82%, 08/15/2018	84,000	89,547
7.72%, 02/15/2019	118,000	130,280
4.37%, 09/15/2023	2,535,000	2,728,866
6.50%, 12/15/2032	56,000	72,007
4.88%, 11/13/2043	3,000,000	3,269,925
Metropolitan Life Global Funding I
1.30%, 04/10/2017 (Acquired 07/29/2015 through 09/29/2015, Cost $12,050,470) (1)	12,050,000	12,050,217
1.50%, 01/10/2018 (Acquired 10/28/2013 through 11/05/2014, Cost $1,389,605) (1)	1,392,000	1,389,521
2.30%, 04/10/2019 (Acquired 03/10/2016 through 11/17/2016, Cost $1,611,757) (1)	1,598,000	1,607,213
3.88%, 04/11/2022 (Acquired 10/28/2013, Cost $1,507,963) (1)	1,480,000	1,562,964
3.00%, 01/10/2023 (Acquired 07/14/2015, Cost $400,292) (1)	407,000	408,969
3.45%, 12/18/2026 (Acquired 12/12/2016 through 03/15/2017, Cost $9,883,876) (1)	9,893,000	9,963,537
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/2021	330,000	332,943
3.00%, 02/22/2022	206,000	207,870
2.53%, 09/13/2023	481,000	464,578
Mizuho Bank Ltd.
1.85%, 03/21/2018 (Acquired 10/28/2013, Cost $374,788) (1)	376,000	375,736
1.80%, 03/26/2018 (Acquired 03/19/2015, Cost $604,735) (1)	605,000	605,036
2.65%, 09/25/2019 (Acquired 09/18/2014, Cost $2,997,250) (1)	3,000,000	3,021,513
2.40%, 03/26/2020 (Acquired 03/19/2015, Cost $4,996,150) (1)	5,000,000	4,994,080
3.60%, 09/25/2024 (Acquired 09/18/2014, Cost $1,248,123) (1)	1,250,000	1,279,034
Mizuho Financial Group, Inc.
2.95%, 02/28/2022	2,000,000	2,000,012
Morgan Stanley
5.95%, 12/28/2017	110,000	113,417
6.63%, 04/01/2018	994,000	1,040,231
7.30%, 05/13/2019	2,257,000	2,494,719
2.38%, 07/23/2019	450,000	452,735
5.63%, 09/23/2019	2,302,000	2,485,442
2.65%, 01/27/2020	750,000	757,072
2.80%, 06/16/2020	1,282,000	1,297,390
5.50%, 07/24/2020	360,000	392,967
5.75%, 01/25/2021	12,049,000	13,373,896
2.50%, 04/21/2021	2,000,000	1,989,008
5.50%, 07/28/2021	2,692,000	2,985,008
2.63%, 11/17/2021	16,754,000	16,621,308
3.75%, 02/25/2023	600,000	619,540
4.10%, 05/22/2023	3,460,000	3,572,972
3.88%, 04/29/2024	1,350,000	1,389,218
3.70%, 10/23/2024	1,167,000	1,183,772
4.00%, 07/23/2025	1,981,000	2,043,491
5.00%, 11/24/2025	4,959,000	5,324,379
3.13%, 07/27/2026	4,269,000	4,077,924
4.35%, 09/08/2026	430,000	437,606
3.63%, 01/20/2027	7,500,000	7,441,980
3.95%, 04/23/2027	14,190,000	14,050,271
6.38%, 07/24/2042	2,000,000	2,567,032
4.30%, 01/27/2045	459,000	454,455
MUFG Americas Holdings Co.
2.25%, 02/10/2020	360,000	359,643
National Australia Bank Ltd.
2.00%, 06/20/2017 (Acquired 10/28/2013, Cost $2,067,138) (1)	2,064,000	2,067,098
National City Bank/Cleveland OH
5.80%, 06/07/2017	413,000	416,133
National Retail Properties, Inc.
3.60%, 12/15/2026	700,000	690,549
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/2018	222,000	251,391
2.95%, 02/07/2024	341,000	341,751
8.00%, 03/01/2032	791,000	1,137,225
Nationwide Building Society
2.45%, 07/27/2021 (Acquired 07/20/2016, Cost $252,608) (1)	253,000	249,996
4.00%, 09/14/2026 (Acquired 09/07/2016 through 02/01/2017, Cost $936,763) (1)	951,000	920,587
Nationwide Financial Services, Inc.
5.38%, 03/25/2021 (Acquired 02/05/2015, Cost $2,193,919) (1)	2,000,000	2,176,922
Nationwide Mutual Insurance Co.
8.25%, 12/01/2031 (Acquired 02/13/2014, Cost $375,847) (1)	300,000	421,854
9.38%, 08/15/2039 (Acquired 10/28/2013 through 10/06/2015, Cost $9,502,277) (1)	6,433,000	10,306,560
Navient Co.
5.63%, 08/01/2033	54,000	41,985
New York Life Global Funding
2.10%, 01/02/2019 (Acquired 12/05/2013, Cost $8,145,797) (1)	8,150,000	8,197,580
2.15%, 06/18/2019 (Acquired 06/11/2014 through 06/10/2015, Cost $1,911,987) (1)	1,912,000	1,921,208
Nomura Holdings, Inc.
6.70%, 03/04/2020	5,300,000	5,892,614
Nordea Bank AB
1.63%, 05/15/2018 (Acquired 10/28/2013, Cost $256,936) (1)	258,000	257,895
1.88%, 09/17/2018 (Acquired 09/09/2015, Cost $4,828,364) (1)	4,835,000	4,834,550
1.63%, 09/30/2019 (Acquired 09/22/2016, Cost $548,944) (1)	550,000	544,030
2.50%, 09/17/2020 (Acquired 09/09/2015, Cost $449,245) (1)	450,000	450,975
4.25%, 09/21/2022 (Acquired 02/02/2017, Cost $8,090,633) (1)	7,865,000	8,186,207
Northern Trust Co.
3.95%, 10/30/2025	1,900,000	2,004,008
Ontario Teachers' Cadillac Fairview Properties Trust
3.13%, 03/20/2022 (Acquired 03/13/2017, Cost $1,002,771) (1)	1,003,000	1,013,456
3.88%, 03/20/2027 (Acquired 03/13/2017, Cost $1,040,918) (1)	1,044,000	1,059,051
Pacific Life Global Funding
5.00%, 05/15/2017 (Acquired 10/28/2013, Cost $413,848) (1)	413,000	414,628
Pacific Life Insurance Co.
9.25%, 06/15/2039 (Acquired 10/28/2013 through 10/12/2016, Cost $1,263,133) (1)	876,000	1,361,375
People's United Bank NA
4.00%, 07/15/2024	1,220,000	1,214,556
PNC Bank NA
2.95%, 01/30/2023	6,500,000	6,523,978
4.20%, 11/01/2025	322,000	343,800
PNC Financial Services Group, Inc./The
6.70%, 06/10/2019	212,000	233,219
5.13%, 02/08/2020	588,000	636,004
4.38%, 08/11/2020	679,000	723,446
2.85%, 11/09/2022	575,000	575,182
3.90%, 04/29/2024	2,090,000	2,167,721
Pricoa Global Funding I
1.90%, 09/21/2018 (Acquired 09/14/2015, Cost $1,514,669) (1)	1,515,000	1,517,963
Principal Financial Group, Inc.
3.13%, 05/15/2023	380,000	380,527
3.40%, 05/15/2025	7,000,000	6,979,210
Principal Life Global Funding II
3.00%, 04/18/2026 (Acquired 04/11/2016, Cost $1,995,121) (1)	2,000,000	1,947,078
Private Export Funding Co.
1.88%, 07/15/2018	975,000	981,531
4.38%, 03/15/2019	970,000	1,025,384
2.80%, 05/15/2022	1,200,000	1,236,838
3.55%, 01/15/2024	2,489,000	2,650,297
3.25%, 06/15/2025	2,730,000	2,810,800
Progressive Corp./The
2.45%, 01/15/2027	880,000	824,716
Prologis LP
4.25%, 08/15/2023	295,000	313,498
3.75%, 11/01/2025	177,000	180,860
Protective Life Co.
7.38%, 10/15/2019	854,000	959,602
Protective Life Global Funding
2.70%, 11/25/2020 (Acquired 11/19/2015, Cost $4,996,731) (1)	5,000,000	5,035,550
2.00%, 09/14/2021 (Acquired 09/07/2016, Cost $1,100,000) (1)	1,100,000	1,061,243
Prudential Financial, Inc.
2.35%, 08/15/2019	650,000	656,271
6.63%, 06/21/2040	5,995,000	7,818,259
Prudential Insurance Co. of America/The
8.30%, 07/01/2025 (Acquired 10/28/2013 through 08/06/2015, Cost $2,110,881) (1)	1,691,000	2,205,341
Realty Income Corp.
3.00%, 01/15/2027	427,000	400,465
Regions Bank/Birmingham AL
7.50%, 05/15/2018	2,787,000	2,950,717
2.25%, 09/14/2018	1,400,000	1,404,236
Regions Financial Co.
3.20%, 02/08/2021	5,643,000	5,737,994
Reliance Standard Life Global Funding II
2.15%, 10/15/2018 (Acquired 10/13/2015, Cost $3,998,490) (1)	4,000,000	4,011,768
2.50%, 04/24/2019 (Acquired 03/28/2017, Cost $2,719,524) (1)	2,700,000	2,717,653
2.50%, 01/15/2020 (Acquired 09/27/2016, Cost $405,105) (1)	400,000	399,737
2.38%, 05/04/2020 (Acquired 04/27/2015, Cost $5,988,465) (1)	6,000,000	5,952,504
3.05%, 01/20/2021 (Acquired 01/12/2016, Cost $527,531) (1)	528,000	532,344
Royal Bank of Canada
1.20%, 09/19/2017	727,000	726,724
2.20%, 07/27/2018	155,000	156,071
2.00%, 10/01/2018	1,231,000	1,236,946
1.88%, 02/05/2020	1,100,000	1,094,473
2.13%, 03/02/2020	6,509,000	6,511,096
Santander Bank NA
8.75%, 05/30/2018	4,878,000	5,234,572
Santander Holdings USA Inc.
2.70%, 05/24/2019	2,000,000	2,009,298
Santander Issuances SAU
5.18%, 11/19/2025	3,310,000	3,434,026
Santander UK Group Holdings Plc
3.13%, 01/08/2021	308,000	309,307
Santander UK Plc
2.38%, 03/16/2020	7,325,000	7,343,261
5.00%, 11/07/2023 (Acquired 01/21/2015 through 03/23/2017, Cost $4,359,697) (1)	4,150,000	4,324,134
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025 (Acquired 08/30/2016 through 03/16/2017, Cost $1,408,518) (1)	1,390,000	1,389,115
Simon Property Group LP
2.15%, 09/15/2017	946,000	947,602
4.38%, 03/01/2021	6,932,000	7,380,084
4.13%, 12/01/2021	442,000	468,140
3.75%, 02/01/2024	910,000	943,776
Skandinaviska Enskilda Banken AB
1.75%, 03/19/2018 (Acquired 10/28/2013, Cost $298,198) (1)	299,000	299,004
2.38%, 11/20/2018 (Acquired 11/13/2013 through 11/07/2014, Cost $5,199,142) (1)	5,200,000	5,237,918
2.38%, 03/25/2019 (Acquired 03/18/2014, Cost $1,224,569) (1)	1,225,000	1,232,523
2.45%, 05/27/2020 (Acquired 05/19/2015, Cost $2,997,020) (1)	3,000,000	3,010,350
Societe Generale SA
2.08%, 10/01/2018	1,000,000	1,008,047
3.25%, 01/12/2022 (Acquired 01/05/2017, Cost $6,983,074) (1)	7,000,000	6,906,599
4.00%, 01/12/2027 (Acquired 01/05/2017, Cost $794,689) (1)	800,000	781,868
SouthTrust Bank
7.69%, 05/15/2025	253,000	314,982
SpareBank 1 Boligkreditt AS
1.75%, 11/15/2019 (Acquired 10/28/2013, Cost $528,605) (1)	537,000	530,936
Springleaf Finance Co.
6.90%, 12/15/2017	100,000	102,720
Stadshypotek AB
1.88%, 10/02/2019 (Acquired 10/28/2013, Cost $677,487) (1)	683,000	680,835
Standard Chartered Plc
1.70%, 04/17/2018 (Acquired 04/13/2015, Cost $749,705) (1)	750,000	747,804
2.10%, 08/19/2019 (Acquired 10/06/2016, Cost $2,498,577) (1)	2,500,000	2,479,220
2.40%, 09/08/2019 (Acquired 09/03/2014, Cost $7,643,007) (1)	7,650,000	7,634,731
3.05%, 01/15/2021 (Acquired 01/12/2016, Cost $798,753) (1)	800,000	802,082
5.20%, 01/26/2024 (Acquired 10/28/2013, Cost $625,797) (1)	609,000	646,443
State Street Co.
3.10%, 05/15/2023	321,000	323,281
3.70%, 11/20/2023	1,385,000	1,449,947
3.55%, 08/18/2025	247,000	253,811
Stifel Financial Co.
3.50%, 12/01/2020	5,000,000	5,096,860
Sumitomo Mitsui Banking Co.
2.45%, 01/10/2019	5,000,000	5,037,330
2.45%, 01/16/2020	2,725,000	2,735,617
3.95%, 07/19/2023	250,000	261,743
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/2021	568,000	552,857
2.44%, 10/19/2021	531,000	524,827
2.85%, 01/11/2022	1,100,000	1,101,715
2.63%, 07/14/2026	644,000	600,294
3.01%, 10/19/2026	297,000	284,179
Sumitomo Mitsui Trust Bank Ltd.
2.05%, 10/18/2019 (Acquired 10/12/2016, Cost $1,549,273) (1)	1,550,000	1,537,774
SunTrust Bank/Atlanta GA
7.25%, 03/15/2018	1,608,000	1,688,334
SunTrust Banks, Inc.
6.00%, 09/11/2017	103,000	105,036
2.50%, 05/01/2019	8,810,000	8,900,857
2.90%, 03/03/2021	324,000	327,872
2.70%, 01/27/2022	9,210,000	9,171,797
Svenska Handelsbanken AB
2.50%, 01/25/2019	2,000,000	2,020,920
2.40%, 10/01/2020	2,000,000	1,999,736
Swedbank AB
2.38%, 02/27/2019 (Acquired 02/20/2014, Cost $5,995,261) (1)	6,000,000	6,037,452
Synchrony Financial
1.88%, 08/15/2017	2,620,000	2,620,988
2.60%, 01/15/2019	1,350,000	1,360,450
3.00%, 08/15/2019	4,775,000	4,849,041
3.75%, 08/15/2021	6,000,000	6,181,554
4.25%, 08/15/2024	2,000,000	2,048,340
3.70%, 08/04/2026	1,865,000	1,807,946
TD Ameritrade Holding Co.
5.60%, 12/01/2019	355,000	386,922
2.95%, 04/01/2022	725,000	733,866
Teachers Insurance & Annuity Association of America
6.85%, 12/16/2039 (Acquired 11/22/2013, Cost $3,173,613) (1)	2,580,000	3,409,516
4.90%, 09/15/2044 (Acquired 09/07/2016, Cost $228,575) (1)	200,000	216,368
TIAA Asset Management Finance Co. LLC
2.95%, 11/01/2019 (Acquired 03/10/2015, Cost $3,739,085) (1)	3,700,000	3,760,510
Toronto-Dominion Bank/The
1.75%, 07/23/2018	556,000	557,224
2.25%, 11/05/2019	432,000	434,829
2.50%, 12/14/2020	500,000	504,117
3.63%, 09/15/2031	667,000	653,160
Travelers Cos, Inc./The
5.80%, 05/15/2018	110,000	115,096
Trinity Acquisition Plc
4.40%, 03/15/2026	2,300,000	2,357,316
UBS AG/Stamford CT
1.38%, 06/01/2017	13,088,000	13,090,644
5.75%, 04/25/2018	322,000	335,539
1.90%, 06/01/2020	8,200,000	8,228,585
UBS Group Funding Jersey Ltd.
2.95%, 09/24/2020 (Acquired 09/21/2015, Cost $1,248,480) (1)	1,250,000	1,258,163
2.65%, 02/01/2022 (Acquired 08/03/2016, Cost $359,806) (1)	360,000	352,863
4.13%, 09/24/2025 (Acquired 06/14/2016, Cost $205,404) (1)	200,000	203,364
4.13%, 04/15/2026 (Acquired 03/29/2016, Cost $600,785) (1)	602,000	611,907
UBS Group Funding Switzerland AG
4.25%, 03/23/2028 (Acquired 03/16/2017, Cost $7,715,000) (1)	7,715,000	7,805,080
UDR, Inc.
2.95%, 09/01/2026	276,000	257,662
Ventas Realty LP
3.10%, 01/15/2023	13,500,000	13,410,509
3.75%, 05/01/2024	382,000	383,667
3.50%, 02/01/2025	251,000	245,657
4.13%, 01/15/2026	449,000	455,514
3.85%, 04/01/2027	677,000	672,054
VEREIT Operating Partnership LP
4.60%, 02/06/2024	1,550,000	1,596,500
Voya Financial, Inc.
5.50%, 07/15/2022	8,000,000	8,815,760
3.65%, 06/15/2026	200,000	197,015
Wachovia Corp.
5.75%, 06/15/2017	315,000	317,752
5.75%, 02/01/2018	1,865,000	1,923,623
WEA Finance LLC / Westfield UK & Europe Finance Plc
3.25%, 10/05/2020 (Acquired 09/28/2015, Cost $5,985,198) (1)	6,000,000	6,114,654
Wells Fargo & Co.
5.63%, 12/11/2017	948,000	973,949
2.15%, 01/30/2020	1,583,000	1,586,169
2.60%, 07/22/2020	478,000	482,664
4.60%, 04/01/2021	1,377,000	1,480,238
3.50%, 03/08/2022	1,929,000	1,997,995
3.07%, 01/24/2023	800,000	803,425
3.30%, 09/09/2024	1,900,000	1,902,749
3.00%, 02/19/2025	4,075,000	3,972,901
3.55%, 09/29/2025	700,000	705,107
3.00%, 04/22/2026	5,000,000	4,787,840
4.10%, 06/03/2026	3,749,000	3,835,658
4.30%, 07/22/2027	729,000	757,451
5.61%, 01/15/2044	317,000	362,947
4.65%, 11/04/2044	675,000	677,962
4.90%, 11/17/2045	3,231,000	3,382,631
4.75%, 12/07/2046	2,153,000	2,200,857
Wells Fargo Bank NA
6.00%, 11/15/2017	1,568,000	1,610,016
Welltower, Inc.
3.75%, 03/15/2023	560,000	573,514
4.50%, 01/15/2024	461,000	485,016
4.00%, 06/01/2025	872,000	883,773
Westpac Banking Co.
1.60%, 01/12/2018	846,000	846,264
1.78%, 07/30/2018	3,060,000	3,081,325
4.88%, 11/19/2019	1,105,000	1,183,162
2.00%, 03/03/2020 (Acquired 02/24/2015, Cost $1,347,812) (1)	1,349,000	1,340,960
2.00%, 08/19/2021	6,235,000	6,092,655
3.35%, 03/08/2027	1,500,000	1,494,122
Willis North America, Inc.
7.00%, 09/29/2019	537,000	594,966
WR Berkley Co.
4.75%, 08/01/2044	3,445,000	3,403,481
XLIT Ltd.
2.30%, 12/15/2018	4,375,000	4,402,392
5.25%, 12/15/2043	2,700,000	2,891,549
		1,537,047,361
Industrials - 1.78%
ABB Finance USA, Inc.
1.63%, 05/08/2017	173,000	173,064
2.88%, 05/08/2022	241,000	243,699
4.38%, 05/08/2042	107,000	112,280
Acuity Brands Lighting, Inc.
6.00%, 12/15/2019	451,000	493,788
Airbus Group Finance BV
2.70%, 04/17/2023 (Acquired 10/28/2013, Cost $360,547) (1)	376,000	374,503
Amphenol Corp.
3.20%, 04/01/2024	8,135,000	8,145,405
Arrow Electronics, Inc.
3.50%, 04/01/2022	965,000	972,557
BAE Systems Holdings, Inc.
6.38%, 06/01/2019 (Acquired 10/28/2013, Cost $258,801) (1)	243,000	264,482
3.80%, 10/07/2024 (Acquired 09/30/2014 through 08/28/2015, Cost $772,574) (1)	770,000	789,905
3.85%, 12/15/2025 (Acquired 12/03/2015, Cost $494,748) (1)	500,000	513,041
BAE Systems Plc
5.80%, 10/11/2041 (Acquired 10/28/2013, Cost $578,351) (1)	550,000	630,543
Boeing Co./The
4.88%, 02/15/2020	52,000	56,544
7.95%, 08/15/2024	124,000	164,039
Burlington Northern Santa Fe LLC
5.65%, 05/01/2017	378,000	379,212
5.75%, 03/15/2018	173,000	179,891
3.60%, 09/01/2020	146,000	152,738
3.45%, 09/15/2021	215,000	223,734
3.05%, 03/15/2022	440,000	450,667
3.00%, 03/15/2023	206,000	208,713
6.70%, 08/01/2028	62,000	80,227
7.29%, 06/01/2036	134,000	187,222
6.15%, 05/01/2037	320,000	408,655
5.75%, 05/01/2040	373,000	452,519
5.40%, 06/01/2041	542,000	633,064
4.40%, 03/15/2042	400,000	411,958
4.38%, 09/01/2042	462,000	473,610
5.15%, 09/01/2043	389,000	443,722
4.15%, 04/01/2045	1,825,000	1,824,980
4.13%, 06/15/2047	5,946,000	5,927,359
Canadian Pacific Railway Co.
4.50%, 01/15/2022	1,200,000	1,286,345
2.90%, 02/01/2025	644,000	631,415
7.13%, 10/15/2031	155,000	209,199
6.13%, 09/15/2115	678,000	817,956
Caterpillar Financial Services Co.
7.15%, 02/15/2019	62,000	67,882
2.75%, 08/20/2021	420,000	422,695
1.93%, 10/01/2021	445,000	432,956
2.85%, 06/01/2022	446,000	449,800
3.75%, 11/24/2023	2,825,000	2,973,431
3.25%, 12/01/2024	714,000	725,148
2.40%, 08/09/2026	700,000	662,285
Caterpillar, Inc.
1.50%, 06/26/2017	193,000	193,045
2.60%, 06/26/2022	220,000	220,343
CRH America, Inc.
3.88%, 05/18/2025 (Acquired 05/12/2015, Cost $353,634) (1)	354,000	363,211
5.13%, 05/18/2045 (Acquired 05/12/2015, Cost $227,264) (1)	230,000	251,820
CSX Co.
7.90%, 05/01/2017	413,000	414,856
4.25%, 06/01/2021	205,000	218,180
3.40%, 08/01/2024	600,000	608,570
5.50%, 04/15/2041	402,000	460,230
4.75%, 05/30/2042	175,000	183,196
3.80%, 11/01/2046	2,757,000	2,512,997
3.95%, 05/01/2050	246,000	224,586
Deere & Co.
2.60%, 06/08/2022	619,000	619,705
3.90%, 06/09/2042	275,000	273,736
Eaton Co.
1.50%, 11/02/2017	163,000	162,979
5.60%, 05/15/2018	273,000	284,357
7.63%, 04/01/2024	206,000	247,095
4.00%, 11/02/2032	143,000	144,753
5.80%, 03/15/2037	500,000	575,660
Federal Express Co. 1998 Pass Through Trust
6.85%, 01/15/2019	632,570	667,361
6.72%, 01/15/2022	168,014	185,655
FedEx Corp.
3.90%, 02/01/2035	414,000	397,243
4.10%, 04/15/2043	86,000	79,542
4.55%, 04/01/2046	3,969,000	3,970,746
General Electric Capital Co.
2.30%, 04/27/2017	790,000	790,503
1.60%, 11/20/2017	328,000	328,205
6.00%, 08/07/2019	157,000	172,438
2.10%, 12/11/2019	152,000	153,416
5.50%, 01/08/2020	581,000	636,702
5.55%, 05/04/2020	191,000	211,062
4.38%, 09/16/2020	426,000	457,812
5.30%, 02/11/2021	184,000	203,712
3.15%, 09/07/2022	554,000	572,044
3.10%, 01/09/2023	516,000	530,291
6.75%, 03/15/2032	274,000	369,344
5.88%, 01/14/2038	289,000	364,531
General Electric Co.
4.65%, 10/17/2021	514,000	564,142
2.70%, 10/09/2022	175,000	176,336
3.38%, 03/11/2024	830,000	859,450
Harris Corp.
3.83%, 04/27/2025	1,820,000	1,852,584
4.85%, 04/27/2035	1,000,000	1,068,003
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/2019 (Acquired 10/28/2013, Cost $158,201) (1)	148,000	161,325
Illinois Tool Works, Inc.
1.95%, 03/01/2019	167,000	168,158
4.88%, 09/15/2041	87,000	98,197
3.90%, 09/01/2042	1,267,000	1,267,533
Ingersoll-Rand Co.
6.39%, 11/15/2027	80,000	93,402
Ingersoll-Rand Global Holding Co. Ltd.
4.25%, 06/15/2023	329,000	350,337
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/2020	360,000	363,320
JB Hunt Transport Services, Inc.
3.85%, 03/15/2024	650,000	665,843
John Deere Capital Corp.
1.60%, 07/13/2018	315,000	315,351
1.70%, 01/15/2020	123,000	122,101
2.05%, 03/10/2020	300,000	300,147
2.20%, 03/13/2020	3,914,000	3,924,763
2.45%, 09/11/2020	335,000	337,735
3.15%, 10/15/2021	257,000	263,524
2.65%, 01/06/2022	3,103,000	3,113,864
2.80%, 01/27/2023	373,000	372,129
Johnson Controls International Plc
4.25%, 03/01/2021	344,000	363,401
3.75%, 12/01/2021	475,000	493,112
3.63%, 07/02/2024	161,000	164,370
6.00%, 01/15/2036	107,000	127,582
5.25%, 12/01/2041	722,000	770,575
5.13%, 09/14/2045	205,000	226,622
4.50%, 02/15/2047	2,866,000	2,913,387
4.95%, 07/02/2064	1,380,000	1,406,010
Keysight Technologies, Inc.
4.60%, 04/06/2027	6,000,000	6,035,190
Koninklijke Philips NV
3.75%, 03/15/2022	864,000	900,435
L3 Technologies, Inc.
3.85%, 12/15/2026	280,000	283,865
Lockheed Martin Co.
2.50%, 11/23/2020	103,000	103,799
3.10%, 01/15/2023	346,000	350,688
6.15%, 09/01/2036	400,000	504,305
4.85%, 09/15/2041	181,000	196,656
4.07%, 12/15/2042	462,000	453,397
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	1,705,000	1,760,453
6.25%, 05/01/2037	107,000	121,912
MeadWestvaco Co.
7.38%, 09/01/2019	3,300,000	3,684,939
9.75%, 06/15/2020	17,000	20,293
8.20%, 01/15/2030	537,000	726,784
Norfolk Southern Co.
7.70%, 05/15/2017	14,000	14,099
3.25%, 12/01/2021	570,000	585,410
2.90%, 02/15/2023	294,000	292,465
5.59%, 05/17/2025	6,000	6,817
7.80%, 05/15/2027	1,705,000	2,265,019
3.95%, 10/01/2042	332,000	319,605
4.80%, 08/15/2043	3,400,000	3,693,794
6.00%, 03/15/2105	351,000	409,634
6.00%, 05/23/2111	1,083,000	1,260,812
Northrop Grumman Corp.
3.20%, 02/01/2027	849,000	840,884
3.85%, 04/15/2045	195,000	183,516
Northrop Grumman Systems Co.
7.75%, 02/15/2031	206,000	290,756
Pactiv LLC
7.95%, 12/15/2025	34,000	36,890
Parker-Hannifin Co.
5.50%, 05/15/2018	80,000	83,528
3.30%, 11/21/2024	149,000	151,496
4.45%, 11/21/2044	333,000	351,427
4.10%, 03/01/2047 (Acquired 02/21/2017, Cost $580,603) (1)	583,000	587,481
Penske Truck Leasing Co. Lp / PTL Finance Corp.
2.88%, 07/17/2018 (Acquired 10/28/2013, Cost $431,792) (1)	431,000	436,453
2.50%, 06/15/2019 (Acquired 06/12/2014, Cost $183,974) (1)	184,000	185,027
3.38%, 02/01/2022 (Acquired 01/26/2015 through 06/05/2015, Cost $1,989,977) (1)	2,011,000	2,040,324
4.25%, 01/17/2023 (Acquired 01/23/2015, Cost $229,020) (1)	220,000	229,170
Pentair Finance SA
2.90%, 09/15/2018	915,000	924,191
3.63%, 09/15/2020	6,650,000	6,827,801
Precision Castparts Co.
3.25%, 06/15/2025	880,000	888,619
4.20%, 06/15/2035	75,000	76,725
4.38%, 06/15/2045	415,000	435,218
Raytheon Co.
3.15%, 12/15/2024	378,000	385,608
Republic Services, Inc.
5.25%, 11/15/2021	2,795,000	3,113,518
3.55%, 06/01/2022	496,000	514,392
2.90%, 07/01/2026	245,000	236,668
Rockwell Collins, Inc.
2.80%, 03/15/2022	8,800,000	8,820,416
3.20%, 03/15/2024	4,973,000	4,962,179
4.35%, 04/15/2047	3,971,000	3,969,515
Roper Technologies, Inc.
3.00%, 12/15/2020	208,000	211,880
3.80%, 12/15/2026	308,000	309,318
Ryder System, Inc.
2.50%, 03/01/2018	165,000	165,980
2.50%, 05/11/2020	1,020,000	1,024,542
2.88%, 09/01/2020	345,000	349,133
Siemens Financieringsmaatschappij NV
2.70%, 03/16/2022 (Acquired 03/07/2017 through 03/31/2017, Cost $9,757,595) (1)	9,773,000	9,782,079
2.90%, 05/27/2022 (Acquired 05/18/2015, Cost $553,000) (1)	553,000	557,182
3.13%, 03/16/2024 (Acquired 03/07/2017, Cost $799,157) (1)	800,000	805,538
2.35%, 10/15/2026 (Acquired 09/06/2016 through 01/11/2017, Cost $698,096) (1)	700,000	650,063
3.40%, 03/16/2027 (Acquired 03/07/2017, Cost $4,235,733) (1)	4,240,000	4,277,130
4.40%, 05/27/2045 (Acquired 05/18/2015, Cost $509,311) (1)	513,000	535,908
3.30%, 09/15/2046 (Acquired 09/06/2016, Cost $398,580) (1)	400,000	347,929
4.20%, 03/16/2047 (Acquired 03/07/2017, Cost $2,321,734) (1)	2,330,000	2,362,527
Textron, Inc.
3.65%, 03/01/2021	11,600,000	11,925,264
3.65%, 03/15/2027	5,571,000	5,531,958
Timken Co./The
3.88%, 09/01/2024	1,000,000	983,198
TTX Co.
2.25%, 02/01/2019 (Acquired 01/12/2016 through 12/14/2016, Cost $3,376,178) (1)	3,375,000	3,376,299
3.60%, 01/15/2025 (Acquired 11/13/2014, Cost $1,999,906) (1)	2,000,000	2,019,578
3.90%, 02/01/2045 (Acquired 01/26/2015, Cost $3,969,069) (1)	4,000,000	3,645,088
Tyco Electronics Group SA
6.55%, 10/01/2017	752,000	770,281
2.38%, 12/17/2018	7,025,000	7,087,059
Union Pacific Corp.
4.16%, 07/15/2022	453,000	489,061
2.95%, 01/15/2023	149,000	151,109
3.65%, 02/15/2024	142,000	148,749
3.25%, 01/15/2025	200,000	203,570
3.00%, 04/15/2027	6,501,000	6,421,499
3.38%, 02/01/2035	1,500,000	1,446,150
4.30%, 06/15/2042	165,000	170,197
4.15%, 01/15/2045	300,000	301,114
4.00%, 04/15/2047	2,440,000	2,408,768
3.80%, 10/01/2051	116,000	108,287
Union Pacific Railroad Co. 2003 Pass Through Trust
4.70%, 01/02/2024 (9)	16,532	17,524
Union Pacific Railroad Co. 2015-1 Pass Through Trust
2.70%, 05/12/2027 (9)	675,964	644,519
United Parcel Service of America, Inc.
8.38%, 04/01/2020	243,000	286,260
8.38%, 04/01/2030	83,000	118,174
United Parcel Service, Inc.
2.45%, 10/01/2022	186,000	186,294
United Technologies Co.
1.78%, 05/04/2018	14,316,000	14,311,304
3.10%, 06/01/2022	524,000	539,236
4.50%, 06/01/2042	693,000	732,767
4.15%, 05/15/2045	785,000	786,555
Vulcan Materials Co.
7.00%, 06/15/2018	215,000	227,566
7.15%, 11/30/2037	2,054,000	2,607,346
Wabtec Corp./DE
4.38%, 08/15/2023	322,000	335,715
3.45%, 11/15/2026 (Acquired 03/23/2017, Cost $4,876,495) (1)	5,000,000	4,861,680
Waste Management, Inc.
4.75%, 06/30/2020	195,000	210,269
2.40%, 05/15/2023	318,000	312,251
3.13%, 03/01/2025	424,000	425,150
3.90%, 03/01/2035	156,000	155,239
Xylem, Inc./NY
3.25%, 11/01/2026	1,192,000	1,176,924
4.38%, 11/01/2046	224,000	221,794
		232,289,640
Real Estate - 0.08%
American Tower Corp.
3.50%, 01/31/2023	341,000	342,971
3.38%, 10/15/2026	506,000	482,388
HCP, Inc.
3.88%, 08/15/2024	1,981,000	1,991,890
Realty Income Corp.
2.00%, 01/31/2018	4,700,000	4,708,009
3.25%, 10/15/2022	1,490,000	1,504,317
Weyerhaeuser Co.
7.38%, 03/15/2032	500,000	657,375
		9,686,950
Technology - 1.19%
Analog Devices, Inc.
3.13%, 12/05/2023	476,000	473,596
4.50%, 12/05/2036	220,000	220,090
Apple, Inc.
1.28%, 05/03/2018	790,000	792,567
2.15%, 02/09/2022	1,200,000	1,187,663
2.50%, 02/09/2022	437,000	438,888
2.40%, 05/03/2023	2,081,000	2,045,921
3.00%, 02/09/2024	6,709,000	6,765,128
3.45%, 05/06/2024	795,000	821,595
3.20%, 05/13/2025	1,010,000	1,020,262
2.45%, 08/04/2026	1,111,000	1,050,830
3.35%, 02/09/2027	363,000	366,389
4.50%, 02/23/2036	723,000	780,941
3.45%, 02/09/2045	500,000	447,901
3.85%, 08/04/2046	5,299,000	5,044,266
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.00%, 01/15/2022 (Acquired 01/11/2017, Cost $2,988,212) (1)	3,000,000	2,990,970
3.63%, 01/15/2024 (Acquired 01/11/2017, Cost $1,985,982) (1)	1,988,000	2,002,220
3.88%, 01/15/2027 (Acquired 01/11/2017, Cost $1,841,955) (1)	1,850,000	1,861,662
Dell, Inc.
7.10%, 04/15/2028	196,000	207,270
Diamond 1 Finance Co. / Diamond 2 Finance Co.
3.48%, 06/01/2019 (Acquired 05/17/2016, Cost $7,483,629) (1)	7,485,000	7,673,338
4.42%, 06/15/2021 (Acquired 05/17/2016, Cost $2,894,336) (1)	2,895,000	3,027,145
5.45%, 06/15/2023 (Acquired 05/17/2016, Cost $842,697) (1)	843,000	909,435
6.02%, 06/15/2026 (Acquired 05/17/2016 through 03/29/2017, Cost $3,290,812) (1)	3,095,000	3,380,433
8.10%, 07/15/2036 (Acquired 09/28/2016 through 03/29/2017, Cost $1,536,414) (1)	1,298,000	1,630,825
8.35%, 07/15/2046 (Acquired 09/28/2016 through 03/24/2017, Cost $1,855,544) (1)	1,510,000	1,959,174
Everett Spinco, Inc.
2.88%, 03/27/2020 (Acquired 03/31/2017, Cost $5,330,134) (1)	5,285,000	5,333,067
4.25%, 04/15/2024 (Acquired 03/28/2017, Cost $2,580,400) (1)	2,560,000	2,602,870
Fidelity National Information Services, Inc.
1.45%, 06/05/2017	665,000	664,920
3.63%, 10/15/2020	4,000,000	4,156,132
3.50%, 04/15/2023	2,430,000	2,465,281
3.88%, 06/05/2024	2,150,000	2,209,009
3.00%, 08/15/2026	1,300,000	1,224,716
Fiserv, Inc.
4.63%, 10/01/2020	215,000	230,397
4.75%, 06/15/2021	5,231,000	5,627,526
3.85%, 06/01/2025	5,000,000	5,132,985
Hewlett Packard Co.
4.38%, 09/15/2021	293,000	309,827
4.65%, 12/09/2021	326,000	349,239
6.00%, 09/15/2041	731,000	743,207
Hewlett Packard Enterprise Co.
2.45%, 10/05/2017	10,300,000	10,330,158
4.40%, 10/15/2022	7,500,000	7,853,453
HP Enterprise Services LLC
7.45%, 10/15/2029	250,000	299,330
Intel Co.
3.30%, 10/01/2021	259,000	269,235
3.10%, 07/29/2022	245,000	251,773
3.70%, 07/29/2025	456,000	476,694
4.00%, 12/15/2032	1,195,000	1,253,083
International Business Machines Co.
7.63%, 10/15/2018	872,000	950,170
2.25%, 02/19/2021	1,670,000	1,677,674
6.22%, 08/01/2027	68,000	84,939
6.50%, 01/15/2028	120,000	152,116
4.00%, 06/20/2042	79,000	79,020
Maxim Integrated Products, Inc.
2.50%, 11/15/2018	4,200,000	4,234,045
Microsoft Corp.
2.13%, 11/15/2022	350,000	343,026
2.38%, 05/01/2023	394,000	388,101
2.88%, 02/06/2024	2,068,000	2,080,745
2.40%, 08/08/2026	600,000	567,307
3.30%, 02/06/2027	892,000	906,382
3.50%, 02/12/2035	318,000	306,779
4.20%, 11/03/2035	231,000	242,127
4.10%, 02/06/2037	1,468,000	1,509,452
4.50%, 10/01/2040	125,000	134,483
4.25%, 02/06/2047	10,607,000	10,869,332
4.00%, 02/12/2055	1,513,000	1,428,228
4.75%, 11/03/2055	408,000	437,222
3.95%, 08/08/2056	264,000	245,784
4.50%, 02/06/2057	8,636,000	8,887,584
National Semiconductor Co.
6.60%, 06/15/2017	855,000	864,101
Oracle Co.
5.75%, 04/15/2018	351,000	366,414
5.00%, 07/08/2019	547,000	586,491
2.80%, 07/08/2021	766,000	781,613
2.40%, 09/15/2023	757,000	735,600
3.40%, 07/08/2024	2,000,000	2,053,222
2.95%, 05/15/2025	2,000,000	1,973,944
4.30%, 07/08/2034	4,981,000	5,172,021
3.90%, 05/15/2035	150,000	148,091
3.85%, 07/15/2036	800,000	783,301
6.13%, 07/08/2039	265,000	334,428
4.38%, 05/15/2055	400,000	390,041
Pitney Bowes, Inc.
5.60%, 03/15/2018	175,000	180,532
Texas Instruments, Inc.
1.65%, 08/03/2019	434,000	433,179
TSMC Global Ltd.
1.63%, 04/03/2018 (Acquired 02/04/2016, Cost $4,961,077) (1)	5,000,000	4,987,098
Xerox Co.
2.75%, 09/01/2020	1,600,000	1,585,227
4.50%, 05/15/2021	183,000	190,803
		155,972,033
Utilities - 2.30%
AEP Transmission Co. LLC
4.00%, 12/01/2046 (Acquired 11/16/2016, Cost $1,986,873) (1)	2,020,000	2,010,191
Alabama Power Co.
2.80%, 04/01/2025	2,025,000	1,963,245
6.13%, 05/15/2038	219,000	267,861
6.00%, 03/01/2039	89,000	109,208
4.15%, 08/15/2044	205,000	204,872
3.75%, 03/01/2045	415,000	389,042
American Electric Power Co., Inc.
1.65%, 12/15/2017	246,000	245,929
American Water Capital Co.
3.85%, 03/01/2024	500,000	525,103
3.40%, 03/01/2025	592,000	607,280
6.59%, 10/15/2037	386,000	521,950
4.00%, 12/01/2046	2,350,000	2,384,002
Appalachian Power Co.
6.70%, 08/15/2037	430,000	552,184
Arizona Public Service Co.
8.75%, 03/01/2019	91,000	102,531
2.20%, 01/15/2020	167,000	167,370
3.35%, 06/15/2024	676,000	684,879
5.05%, 09/01/2041	349,000	394,728
4.50%, 04/01/2042	221,000	234,000
3.75%, 05/15/2046	2,290,000	2,154,615
Atmos Energy Co.
8.50%, 03/15/2019	71,000	79,749
4.15%, 01/15/2043	830,000	843,550
4.13%, 10/15/2044	1,860,000	1,866,869
Baltimore Gas & Electric Co.
2.80%, 08/15/2022	509,000	507,563
3.50%, 08/15/2046	375,000	339,854
Beaver Valley II Funding Co.
9.00%, 06/01/2017	3,000	3,000
Berkshire Hathaway Energy Co.
5.75%, 04/01/2018	168,000	174,597
2.40%, 02/01/2020	409,000	412,015
3.50%, 02/01/2025	625,000	640,844
6.13%, 04/01/2036	375,000	468,057
Boston Gas Co.
4.49%, 02/15/2042 (Acquired 10/28/2013, Cost $241,757) (1)	253,000	261,444
Brooklyn Union Gas Co./The
4.50%, 03/10/2046 (Acquired 03/07/2016, Cost $2,000,000) (1)	2,000,000	2,086,878
CenterPoint Energy Resources Co.
4.50%, 01/15/2021	158,000	166,274
Centrica PLC
4.00%, 10/16/2023 (Acquired 11/18/2013, Cost $4,981,104) (1)	5,000,000	5,167,285
Cleveland Electric Illuminating Co./The
7.88%, 11/01/2017	356,000	368,408
CMS Energy Co.
3.88%, 03/01/2024	550,000	566,176
3.00%, 05/15/2026	110,000	105,508
2.95%, 02/15/2027	348,000	329,852
3.45%, 08/15/2027	350,000	348,259
Consumers Energy Co.
4.35%, 08/31/2064	191,000	189,115
Comision Federal de Electricidad
4.88%, 05/26/2021 (Acquired 10/28/2013, Cost $563,840) (1)	551,000	577,861
4.88%, 01/15/2024 (Acquired 10/28/2013 through 11/22/2013, Cost $1,822,058) (1)	1,822,000	1,873,927
Commonwealth Edison Co.
3.65%, 06/15/2046	364,000	340,805
Connecticut Light & Power Co./The
5.65%, 05/01/2018	95,000	99,087
3.20%, 03/15/2027	600,000	603,034
Consolidated Edison Co. of New York, Inc.
5.70%, 06/15/2040	318,000	388,272
3.85%, 06/15/2046	2,940,000	2,822,976
4.30%, 12/01/2056	3,050,000	3,061,413
Consumers Energy Co.
5.65%, 04/15/2020	144,000	159,406
2.85%, 05/15/2022	155,000	156,733
3.25%, 08/15/2046	190,000	169,247
Delmarva Power & Light Co.
4.00%, 06/01/2042	170,000	164,847
4.15%, 05/15/2045	3,036,000	3,114,672
Dominion Gas Holdings LLC
2.50%, 12/15/2019	1,528,000	1,544,958
2.80%, 11/15/2020	264,000	267,240
Dominion Resources, Inc./VA
2.96%, 07/01/2019	4,789,000	4,856,606
2.75%, 01/15/2022	529,000	526,205
2.85%, 08/15/2026	304,000	283,834
5.25%, 08/01/2033	583,000	635,025
7.00%, 06/15/2038	124,000	159,538
4.90%, 08/01/2041	212,000	223,937
DTE Electric Co.
2.65%, 06/15/2022	194,000	193,791
3.70%, 03/15/2045	463,000	444,275
DTE Energy Co.
2.40%, 12/01/2019	278,000	279,674
3.30%, 06/15/2022	139,000	141,116
3.85%, 12/01/2023	292,000	301,856
3.50%, 06/01/2024	692,000	693,413
Duke Energy Carolinas LLC
5.10%, 04/15/2018	144,000	149,042
4.30%, 06/15/2020	205,000	218,958
6.00%, 12/01/2028	235,000	291,017
6.00%, 01/15/2038	161,000	202,715
4.25%, 12/15/2041	141,000	145,920
Duke Energy Co.
6.25%, 06/15/2018	1,781,000	1,872,454
3.55%, 09/15/2021	306,000	317,231
3.75%, 09/01/2046	8,100,000	7,299,420
Duke Energy Florida LLC
5.65%, 06/15/2018	116,000	121,488
6.40%, 06/15/2038	72,000	95,448
Duke Energy Indiana LLC
3.75%, 05/15/2046	600,000	568,760
Duke Energy Indiana, Inc.
3.75%, 07/15/2020	398,000	417,305
6.35%, 08/15/2038	320,000	418,563
Duke Energy Progress LLC
5.30%, 01/15/2019	206,000	218,924
3.00%, 09/15/2021	372,000	380,535
2.80%, 05/15/2022	335,000	339,049
3.25%, 08/15/2025	158,000	160,032
4.10%, 05/15/2042	217,000	220,080
4.10%, 03/15/2043	181,000	181,296
4.38%, 03/30/2044	132,000	138,373
4.15%, 12/01/2044	129,000	130,957
4.20%, 08/15/2045	325,000	330,909
3.70%, 10/15/2046	506,000	483,513
Edison International
2.95%, 03/15/2023	400,000	399,508
Electricite de France SA
2.15%, 01/22/2019 (Acquired 01/13/2014, Cost $3,539,308) (1)	3,558,000	3,561,832
4.75%, 10/13/2035 (Acquired 10/07/2015, Cost $4,899,821) (1)	5,000,000	5,125,970
6.00%, 01/22/2114 (Acquired 01/13/2014, Cost $1,003,523) (1)	1,035,000	1,052,022
Emera US Finance LP
3.55%, 06/15/2026	2,235,000	2,196,835
Enel Finance International NV
5.13%, 10/07/2019 (Acquired 10/28/2013, Cost $916,450) (1)	888,000	946,867
6.00%, 10/07/2039 (Acquired 10/28/2013 through 10/04/2016, Cost $344,801) (1)	307,000	349,812
Entergy Arkansas, Inc.
3.50%, 04/01/2026	307,000	314,272
Entergy Corp.
2.95%, 09/01/2026	310,000	294,146
Entergy Louisiana LLC
2.40%, 10/01/2026	650,000	609,335
3.05%, 06/01/2031	440,000	416,848
Entergy Mississippi, Inc.
2.85%, 06/01/2028	497,000	472,667
Exelon Co.
1.55%, 06/09/2017	8,499,000	8,499,255
2.50%, 06/01/2022	10,180,000	10,272,780
4.95%, 06/15/2035	1,500,000	1,587,405
5.63%, 06/15/2035	1,030,000	1,176,045
Exelon Generation Co. LLC
6.20%, 10/01/2017	3,436,000	3,510,908
2.95%, 01/15/2020	300,000	304,091
4.00%, 10/01/2020	150,000	155,858
3.40%, 03/15/2022	425,000	428,414
4.25%, 06/15/2022	618,000	646,776
6.25%, 10/01/2039	300,000	311,029
5.75%, 10/01/2041	192,000	186,672
FirstEnergy Transmission LLC
5.45%, 07/15/2044 (Acquired 05/14/2014 through 01/05/2017, Cost $4,944,728) (1)	4,757,000	5,194,715
Florida Power & Light Co.
5.63%, 04/01/2034	57,000	68,892
5.95%, 02/01/2038	103,000	131,544
Georgia Power Co.
3.25%, 04/01/2026	147,000	143,680
Great Plains Energy, Inc.
4.85%, 06/01/2021	156,000	166,441
3.15%, 04/01/2022	6,950,000	7,019,028
Hydro-Quebec
9.40%, 02/01/2021	186,000	229,880
8.40%, 01/15/2022	826,000	1,020,596
8.05%, 07/07/2024	638,000	835,126
Indiana Michigan Power Co.
7.00%, 03/15/2019	112,000	122,560
3.20%, 03/15/2023	991,000	1,000,078
ITC Holdings Co.
5.30%, 07/01/2043	3,265,000	3,631,826
Jersey Central Power & Light Co.
7.35%, 02/01/2019	31,000	33,752
4.70%, 04/01/2024 (Acquired 12/07/2016 through 01/05/2017, Cost $4,919,086) (1)	4,603,000	4,914,186
6.15%, 06/01/2037	400,000	463,677
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	453,021	484,903
Kansas City Power & Light Co.
3.15%, 03/15/2023	375,000	377,292
5.30%, 10/01/2041	1,032,000	1,096,328
KeySpan Gas East Corp.
2.74%, 08/15/2026 (Acquired 08/02/2016, Cost $538,000) (1)	538,000	514,200
Korea Electric Power Co.
6.75%, 08/01/2027	233,000	299,146
Korea Gas Co.
4.25%, 11/02/2020 (Acquired 10/28/2013, Cost $287,106) (1)	279,000	294,811
1.88%, 07/18/2021 (Acquired 07/11/2016, Cost $586,911) (1)	588,000	567,736
Korea Hydro & Nuclear Power Co. Ltd.
2.88%, 10/02/2018 (Acquired 11/18/2013, Cost $4,014,194) (1)	4,000,000	4,047,252
Massachusetts Electric Co.
4.00%, 08/15/2046 (Acquired 08/02/2016, Cost $624,000) (1)	624,000	607,095
Mega Advance Investments Ltd.
5.00%, 05/12/2021 (Acquired 10/28/2013, Cost $608,860) (1)	591,000	632,668
MidAmerican Energy Co.
5.30%, 03/15/2018	72,000	74,550
3.50%, 10/15/2024	317,000	328,683
3.10%, 05/01/2027	696,000	694,148
3.95%, 08/01/2047	244,000	242,722
Nevada Power Co.
6.50%, 08/01/2018	232,000	246,638
7.13%, 03/15/2019	188,000	207,226
5.38%, 09/15/2040	38,000	43,508
5.45%, 05/15/2041	386,000	449,776
New York State Electric & Gas Corp.
3.25%, 12/01/2026 (Acquired 11/21/2016, Cost $450,834) (1)	454,000	451,581
NextEra Energy Capital Holdings, Inc.
2.06%, 09/01/2017	3,748,000	3,760,110
6.00%, 03/01/2019	124,000	132,854
2.40%, 09/15/2019	487,000	490,807
2.70%, 09/15/2019	3,473,000	3,521,181
7.30%, 09/01/2067	295,000	297,212
Niagara Mohawk Power Co.
4.88%, 08/15/2019 (Acquired 10/28/2013, Cost $176,846) (1)	168,000	179,217
3.51%, 10/01/2024 (Acquired 09/22/2014, Cost $258,000) (1)	258,000	264,038
NiSource Finance Co.
3.85%, 02/15/2023	283,000	291,595
6.25%, 12/15/2040	550,000	668,363
5.80%, 02/01/2042	774,000	899,236
Northern States Power Co./MN
6.25%, 06/01/2036	458,000	590,446
4.13%, 05/15/2044	1,480,000	1,507,836
Ohio Power Co.
6.05%, 05/01/2018	160,000	167,083
5.38%, 10/01/2021	65,000	72,097
Oncor Electric Delivery Co. LLC
6.80%, 09/01/2018	635,000	678,918
7.00%, 09/01/2022	124,000	149,570
Pacific Gas & Electric Co.
5.63%, 11/30/2017	204,000	209,448
8.25%, 10/15/2018	4,484,000	4,908,872
3.25%, 09/15/2021	146,000	149,381
2.45%, 08/15/2022	581,000	572,038
3.25%, 06/15/2023	206,000	209,683
3.40%, 08/15/2024	11,150,000	11,351,514
3.50%, 06/15/2025	547,000	559,566
2.95%, 03/01/2026	194,000	189,807
6.05%, 03/01/2034	146,000	182,742
4.50%, 12/15/2041	749,000	780,651
4.45%, 04/15/2042	194,000	203,784
4.00%, 12/01/2046	358,000	353,501
PacifiCo.
5.65%, 07/15/2018	294,000	308,857
5.50%, 01/15/2019	26,000	27,686
2.95%, 02/01/2022	103,000	104,949
PECO Energy Co.
5.35%, 03/01/2018	93,000	96,171
2.38%, 09/15/2022	578,000	569,805
4.15%, 10/01/2044	353,000	360,852
Pennsylvania Electric Co.
6.05%, 09/01/2017	93,000	94,518
Pepco Holdings LLC
7.45%, 08/15/2032	222,000	279,108
Potomac Electric Power Co.
6.50%, 11/15/2037	136,000	179,252
PPL Electric Utilities Co.
2.50%, 09/01/2022	178,000	175,155
4.13%, 06/15/2044	208,000	210,478
Progress Energy, Inc.
7.05%, 03/15/2019	4,553,000	4,973,451
4.40%, 01/15/2021	390,000	413,484
3.15%, 04/01/2022	389,000	393,103
7.75%, 03/01/2031	6,981,000	9,720,352
7.00%, 10/30/2031	419,000	551,744
PSEG Power LLC
5.13%, 04/15/2020	430,000	462,885
3.00%, 06/15/2021	2,310,000	2,327,441
4.15%, 09/15/2021	332,000	347,273
8.63%, 04/15/2031	130,000	161,313
Public Service Co. of Colorado
5.80%, 08/01/2018	28,000	29,467
3.20%, 11/15/2020	120,000	124,009
2.25%, 09/15/2022	210,000	205,819
3.55%, 06/15/2046	353,000	321,560
Public Service Co. of New Hampshire
3.50%, 11/01/2023	101,000	103,988
Public Service Co. of Oklahoma
5.15%, 12/01/2019	143,000	153,219
4.40%, 02/01/2021	203,000	215,419
6.63%, 11/15/2037	649,000	832,876
Public Service Electric & Gas Co.
1.80%, 06/01/2019	85,000	84,911
3.15%, 08/15/2024	1,000,000	1,005,329
5.38%, 11/01/2039	117,000	138,552
RGS I&M Funding Co.
9.82%, 06/07/2022	85,737	92,515
San Diego Gas & Electric Co.
6.00%, 06/01/2026	213,000	256,673
5.35%, 05/15/2040	3,430,000	4,060,420
3.95%, 11/15/2041	310,000	303,959
Sempra Energy
6.15%, 06/15/2018	237,000	249,547
9.80%, 02/15/2019	14,970,000	17,073,450
2.88%, 10/01/2022	361,000	359,549
4.05%, 12/01/2023	10,325,000	10,757,855
3.55%, 06/15/2024	709,000	717,940
6.00%, 10/15/2039	155,000	184,582
Southern California Edison Co.
5.50%, 08/15/2018	144,000	151,382
3.88%, 06/01/2021	102,000	107,815
1.85%, 02/01/2022	240,000	236,881
3.50%, 10/01/2023	328,000	341,508
5.95%, 02/01/2038	67,000	84,816
6.05%, 03/15/2039	253,000	323,250
3.90%, 12/01/2041	392,000	380,238
Southern Co. Gas Capital Corp.
3.50%, 09/15/2021	530,000	546,383
2.45%, 10/01/2023	230,000	220,572
3.25%, 06/15/2026	225,000	218,921
5.88%, 03/15/2041	1,210,000	1,415,931
4.40%, 06/01/2043	160,000	157,318
3.95%, 10/01/2046	282,000	256,827
Southern Co./The
2.15%, 09/01/2019	555,000	554,855
2.35%, 07/01/2021	4,869,000	4,780,267
4.40%, 07/01/2046	3,189,000	3,047,121
Southern Power Co.
4.15%, 12/01/2025	218,000	225,266
5.15%, 09/15/2041	746,000	752,694
Southwest Gas Corp.
3.80%, 09/29/2046	508,000	468,075
Southwestern Electric Power Co.
6.45%, 01/15/2019	320,000	344,099
Southwestern Public Service Co.
8.75%, 12/01/2018	351,000	388,864
Southwestern Public Service Co.
4.50%, 08/15/2041	350,000	372,110
State Grid Overseas Investment 2013 Ltd.
1.75%, 05/22/2018 (Acquired 10/28/2013, Cost $240,060) (1)	241,000	240,124
State Grid Overseas Investment 2014 Ltd.
2.75%, 05/07/2019 (Acquired 04/28/2014 through 05/22/2014, Cost $4,232,335) (1)	4,240,000	4,290,429
Talent Yield Investments Ltd.
4.50%, 04/25/2022 (Acquired 10/28/2013 through 02/27/2014, Cost $713,159) (1)	715,000	754,263
Toledo Edison Co./The
6.15%, 05/15/2037	680,000	819,351
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	371,000	354,216
Union Electric Co.
3.65%, 04/15/2045	1,370,000	1,299,012
Virginia Electric & Power Co.
5.40%, 04/30/2018	558,000	579,647
2.95%, 01/15/2022	80,000	81,495
3.45%, 02/15/2024	191,000	196,071
3.50%, 03/15/2027	4,955,000	5,056,315
4.65%, 08/15/2043	3,500,000	3,803,191
4.45%, 02/15/2044	126,000	132,897
4.00%, 11/15/2046	2,119,000	2,083,659
WEC Energy Group, Inc.
1.65%, 06/15/2018	4,043,000	4,041,019
3.55%, 06/15/2025	865,000	881,056
Westar Energy, Inc.
4.13%, 03/01/2042	4,175,000	4,213,473
Wisconsin Electric Power Co.
2.95%, 09/15/2021	27,000	27,572
3.10%, 06/01/2025	285,000	282,240
Xcel Energy, Inc.
1.20%, 06/01/2017	8,332,000	8,326,093
4.70%, 05/15/2020	62,000	65,856
2.40%, 03/15/2021	250,000	249,115
2.60%, 03/15/2022	2,869,000	2,855,223
3.35%, 12/01/2026	5,105,000	5,103,698
6.50%, 07/01/2036	351,000	442,965
4.80%, 09/15/2041	95,000	98,089
		300,708,943
Total Corporate Bonds (Cost $3,950,670,433)		$3,994,688,655

Government Related - 21.75%
African Development Bank
8.80%, 09/01/2019	$2,720,000	$3,151,814
Alabama Economic Settlement Authority
3.16%, 09/15/2025	4,558,000	4,584,345
4.26%, 09/15/2032	610,000	623,805
American Municipal Power, Inc.
7.50%, 02/15/2050	1,350,000	1,840,117
Atlanta Independent School System
5.56%, 03/01/2026	535,000	603,464
Bay Area Toll Authority
6.26%, 04/01/2049	1,650,000	2,252,052
Caisse d'Amortissement de la Dette Sociale
2.00%, 03/22/2021 (Acquired 03/15/2016, Cost $2,937,664) (1)	2,940,000	2,905,467
California Educational Facilities Authority
5.00%, 06/01/2046	1,750,000	2,265,287
California Qualified School Bond Joint Powers Authority
7.16%, 03/01/2027	805,000	930,781
California School Finance Authority
5.04%, 07/01/2020	270,000	288,868
Central Puget Sound Regional Transit Authority
5.00%, 11/01/2046	2,250,000	2,892,172
City of Houston TX Combined Utility System Revenue
3.83%, 05/15/2028	1,850,000	1,912,937
City of Los Angeles Department of Airports
6.58%, 05/15/2039	1,650,000	2,107,990
Clark County School District
5.51%, 06/15/2024	3,000,000	3,314,340
Colombia Government International Bond
4.38%, 07/12/2021	1,000,000	1,060,000
4.00%, 02/26/2024	737,000	758,373
4.50%, 01/28/2026	1,192,000	1,257,560
7.38%, 09/18/2037	150,000	191,400
5.63%, 02/26/2044	200,000	217,500
5.00%, 06/15/2045	842,000	844,526
Corp. Andina de Fomento
2.00%, 05/10/2019	3,215,000	3,206,681
2.13%, 09/27/2021	2,890,000	2,843,095
4.38%, 06/15/2022	2,735,000	2,914,444
County of Contra Costa CA
5.14%, 06/01/2017	640,000	642,803
County of Cuyahoga OH
9.13%, 10/01/2023	105,000	125,527
Curators University Missouri System Facilities
0.00%, 11/01/2039	3,445,000	4,243,654
District of Columbia Water & Sewer Authority
5.52%, 10/01/2044	2,900,000	3,512,741
4.81%, 10/01/2114	875,000	893,594
Eaton Community City School District
5.39%, 08/25/2027	275,000	285,406
Elgin Local School District
5.50%, 08/31/2027	535,000	557,336
Export-Import Bank of Korea
2.25%, 01/21/2020	1,800,000	1,796,087
4.38%, 09/15/2021	250,000	266,758
Fannie Mae Principal Strip
0.00%, 05/15/2030 PO	929,000	601,895
Federal Farm Credit Banks
5.13%, 11/15/2018	344,000	365,364
Federal Home Loan Banks
4.00%, 10/24/2029	2,000,000	2,197,560
5.50%, 07/15/2036	1,135,000	1,503,095
Federal Home Loan Mortgage Corp.
1.50%, 01/17/2020	4,305,000	4,297,664
2.38%, 01/13/2022	6,869,000	6,991,282
6.25%, 07/15/2032	2,596,000	3,607,708
Federal National Mortgage Association
0.00%, 06/01/2017	2,735,000	2,731,177
2.63%, 09/06/2024	3,714,000	3,770,393
1.88%, 09/24/2026	1,150,000	1,068,881
6.25%, 05/15/2029	1,285,000	1,719,651
7.13%, 01/15/2030	1,500,000	2,163,239
Financing Co.
0.00%, 11/30/2017 PO	404,000	401,252
0.00%, 04/06/2018 PO	194,000	191,865
0.00%, 05/11/2018 PO	6,860,000	6,763,013
0.00%, 03/07/2019 PO	205,000	199,246
Finnvera OYJ
2.38%, 06/04/2025 (Acquired 09/01/2016, Cost $616,459) (1)	600,000	576,534
Government Trust Certificate
0.00%, 04/01/2019	1,375,000	1,328,027
Hashemite Kingdom of Jordan Government AID Bond
3.00%, 06/30/2025	2,695,000	2,765,396
Hungary Government International Bond
7.63%, 03/29/2041	2,850,000	4,135,749
Indonesia Government International Bond
5.88%, 01/15/2024 (Acquired 03/20/2015, Cost $1,468,766) (1)	1,300,000	1,474,214
4.13%, 01/15/2025 (Acquired 01/08/2015, Cost $1,318,460) (1)	1,325,000	1,358,841
Iowa Tobacco Settlement Authority
6.50%, 06/01/2023	855,000	855,009
Iraq Government AID Bond
2.15%, 01/18/2022	3,200,000	3,185,654
Israel Government AID Bond
0.00%, 11/01/2019 IO	345,000	327,966
0.00%, 08/15/2022	3,701,000	3,218,478
0.00%, 09/15/2023	1,837,000	1,545,018
5.50%, 09/18/2023	8,856,000	10,483,299
0.00%, 11/01/2023 IO	413,000	345,154
5.50%, 04/26/2024	4,424,000	5,264,467
0.00%, 05/15/2024	3,640,000	3,016,563
0.00%, 08/15/2024	1,500,000	1,231,327
0.00%, 11/01/2024	1,000,000	813,209
0.00%, 11/01/2024 PO	10,349,000	8,415,900
0.00%, 11/15/2024	2,299,000	1,867,586
0.00%, 08/15/2025	2,500,000	1,949,627
0.00%, 11/15/2026	258,000	193,073
5.50%, 09/18/2033	619,000	809,130
Japan Bank for International Cooperation/Japan
2.25%, 02/24/2020	2,200,000	2,202,873
1.50%, 07/21/2021	1,600,000	1,535,466
Japan Finance Organization for Municipalities
2.13%, 04/13/2021 (Acquired 04/06/2016, Cost $1,597,132) (1)	1,600,000	1,574,600
2.13%, 10/25/2023 (Acquired 10/18/2016, Cost $3,377,475) (1)	3,400,000	3,252,029
Kuwait International Government Bond
2.75%, 03/20/2022 (Acquired 03/13/2017 through 03/24/2017, Cost $3,957,619) (1)	3,970,000	3,978,138
Lithuania Government International Bond
7.38%, 02/11/2020 (Acquired 08/12/2014, Cost $1,109,831) (1)	995,000	1,132,111
Los Angeles Department of Power
6.60%, 07/01/2050	2,400,000	3,391,248
Mexico Government International Bond
3.50%, 01/21/2021	1,786,000	1,852,082
4.00%, 10/02/2023	2,418,000	2,490,540
3.60%, 01/30/2025	868,000	865,830
4.13%, 01/21/2026	1,429,000	1,469,012
4.75%, 03/08/2044	3,880,000	3,773,300
5.55%, 01/21/2045	1,494,000	1,613,520
4.35%, 01/15/2047	3,930,000	3,615,600
5.75%, 10/12/2110	588,000	585,060
New Hampshire Housing Finance Authority
3.05%, 01/01/2021	105,000	105,182
3.75%, 07/01/2034	200,000	204,000
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028	6,395,000	6,644,597
New Jersey Turnpike Authority
7.10%, 01/01/2041	5,870,000	8,192,172
New York State Dormitory Authority
5.60%, 03/15/2040	260,000	319,823
New York State Urban Development
0.00%, 03/15/2040	2,000,000	2,442,740
North American Development Bank
4.38%, 02/11/2020	2,500,000	2,652,580
2.40%, 10/26/2022	2,595,000	2,541,066
North Carolina Housing Finance Agency
3.00%, 01/01/2033	4,670,000	4,685,458
Ohio State University/The
4.05%, 12/01/2056	406,000	393,130
4.80%, 06/01/2111	1,102,000	1,076,918
Oman Government International Bond
3.88%, 03/08/2022 (Acquired 03/01/2017 through 03/29/2017, Cost $9,311,297) (1)	9,289,000	9,392,108
6.50%, 03/08/2047 (Acquired 03/01/2017 through 03/17/2017, Cost $1,119,792) (1)	1,127,000	1,188,985
Panama Government International Bond
5.20%, 01/30/2020	2,930,000	3,164,400
4.00%, 09/22/2024	3,133,000	3,270,069
3.75%, 03/16/2025	1,234,000	1,260,222
Peruvian Government International Bond
5.63%, 11/18/2050	190,000	226,338
Poland Government International Bond
4.00%, 01/22/2024	1,040,000	1,091,621
Port Authority of New York & New Jersey
5.65%, 11/01/2040	1,260,000	1,561,833
5.65%, 11/01/2040	435,000	538,487
4.46%, 10/01/2062	2,065,000	2,176,076
Province of Alberta Canada
1.90%, 12/06/2019	1,400,000	1,400,876
Province of Manitoba Canada
2.13%, 06/22/2026	400,000	373,964
Province of Ontario Canada
4.40%, 04/14/2020	975,000	1,044,459
2.40%, 02/08/2022	975,000	978,562
Province of Quebec Canada
7.37%, 03/06/2026	58,000	77,027
Qatar Government International Bond
2.38%, 06/02/2021 (Acquired 05/25/2016, Cost $433,037) (1)	437,000	432,167
Republic of Poland Government International Bond
6.38%, 07/15/2019	1,000,000	1,097,000
Republic of South Africa Government International Bond
5.88%, 09/16/2025	403,000	433,636
5.38%, 07/24/2044	1,077,000	1,056,279
Residual Funding Co. Principal Strip
0.00%, 10/15/2019 PO	2,107,000	2,029,580
0.00%, 07/15/2020 PO	25,916,000	24,400,691
0.00%, 10/15/2020 PO	8,372,000	7,836,552
0.00%, 01/15/2021 PO	5,455,000	5,057,020
0.00%, 01/15/2030	3,380,000	2,251,773
0.00%, 04/15/2030	1,085,000	717,901
Resolution Funding Corp. Interest Strip
0.00%, 10/15/2025	1,295,000	1,035,551
0.00%, 01/15/2026	1,460,000	1,135,684
Rhode Island Housing & Mortgage Finance Co./RI
4.00%, 10/01/2023	4,000,000	4,120,480
Romanian Government International Bond
6.75%, 02/07/2022	250,000	289,875
6.13%, 01/22/2044	1,000,000	1,228,600
San Dieguito Public Facilities Authority
6.46%, 05/01/2027	685,000	836,543
Saudi Government International Bond
2.38%, 10/26/2021 (Acquired 10/19/2016, Cost $3,022,178) (1)	3,050,000	2,996,625
State of California
7.50%, 04/01/2034	5,540,000	7,848,961
7.30%, 10/01/2039	3,325,000	4,698,425
State of Illinois
5.10%, 06/01/2033	4,210,000	3,841,288
State Public School Building Authority
5.00%, 09/15/2027	1,536,000	1,638,221
Svensk Exportkredit AB
1.75%, 03/10/2021	7,180,000	7,073,758
Tennessee Valley Authority
2.88%, 02/01/2027	3,230,000	3,241,202
7.13%, 05/01/2030	1,615,000	2,314,273
5.88%, 04/01/2036	882,000	1,175,759
5.50%, 06/15/2038	57,000	73,448
5.25%, 09/15/2039	949,000	1,197,036
3.50%, 12/15/2042	2,874,000	2,891,977
4.63%, 09/15/2060	303,000	345,598
4.25%, 09/15/2065	5,823,000	6,106,539
Tennessee Valley Authority Generic Strip
0.00%, 05/01/2019 IO	1,238,000	1,196,512
0.00%, 07/15/2028 IO	2,000,000	1,369,092
0.00%, 03/15/2032	1,514,000	884,659
Tennessee Valley Authority Principal Strip
0.00%, 12/15/2017 PO	427,000	423,135
0.00%, 11/01/2025 PO	1,847,000	1,421,353
0.00%, 06/15/2035 PO	258,000	128,630
Three Rivers Local School District
5.21%, 09/15/2027	285,000	295,613
Tokyo Metropolitan Government
2.00%, 05/17/2021 (Acquired 05/10/2016, Cost $2,393,285) (1)	2,400,000	2,337,890
Turkey Government International Bond
7.00%, 06/05/2020	3,910,000	4,266,319
5.75%, 03/22/2024	494,000	512,505
U.S. Treasury Inflation Indexed Bonds
0.13%, 04/15/2019 (2)	932,724	946,398
1.38%, 01/15/2020 (2)	333,525	351,300
0.13%, 01/15/2022 (2)	2,384,028	2,401,675
2.38%, 01/15/2025 (2)	772,974	891,548
3.63%, 04/15/2028 (2)	1,565,981	2,081,984
2.50%, 01/15/2029 (2)	467,128	571,244
U.S. Treasury Note/Bond
2.75%, 05/31/2017	5,000,000	5,015,615
0.88%, 10/15/2017	7,960,000	7,956,888
4.25%, 11/15/2017	3,353,000	3,420,060
2.25%, 11/30/2017	206,000	207,682
2.75%, 12/31/2017	1,459,000	1,477,465
0.88%, 01/31/2018	245,000	244,655
2.63%, 01/31/2018	2,683,000	2,718,005
3.50%, 02/15/2018	6,993,000	7,139,419
0.88%, 05/31/2018	8,238,000	8,214,184
0.75%, 08/31/2018	15,312,000	15,224,078
1.50%, 08/31/2018	5,061,000	5,083,339
1.00%, 09/15/2018	420,000	418,917
0.75%, 10/31/2018	7,600,000	7,545,972
1.25%, 10/31/2018	1,930,000	1,931,357
1.00%, 11/30/2018	5,128,000	5,109,970
1.25%, 12/31/2018	38,110,000	38,124,901
1.38%, 12/31/2018	722,000	723,805
1.50%, 01/31/2019	1,050,000	1,054,799
0.75%, 02/15/2019	5,000,000	4,954,690
1.13%, 02/28/2019	35,234,000	35,151,412
1.25%, 03/31/2019	23,693,000	23,685,608
3.13%, 05/15/2019	10,774,000	11,185,179
1.50%, 05/31/2019	1,360,000	1,365,632
1.00%, 10/15/2019	1,909,000	1,889,761
1.00%, 11/30/2019	2,392,000	2,365,556
8.50%, 02/15/2020	4,750,000	5,689,236
1.63%, 03/15/2020	13,706,000	13,753,656
3.50%, 05/15/2020	1,300,000	1,376,375
8.75%, 05/15/2020	2,000,000	2,436,172
1.63%, 06/30/2020	1,500,000	1,501,113
1.63%, 07/31/2020	11,315,000	11,315,441
2.63%, 08/15/2020	3,709,000	3,828,092
8.75%, 08/15/2020	6,304,000	7,770,909
2.13%, 08/31/2020	4,132,000	4,196,563
1.38%, 09/30/2020	12,395,000	12,270,083
2.63%, 11/15/2020	4,596,000	4,745,191
1.63%, 11/30/2020	3,776,000	3,764,495
2.00%, 11/30/2020	1,000,000	1,010,195
1.75%, 12/31/2020	2,523,000	2,524,675
3.63%, 02/15/2021	1,961,000	2,099,343
7.88%, 02/15/2021	900,000	1,105,277
1.13%, 02/28/2021	7,772,000	7,582,254
1.25%, 03/31/2021	1,996,000	1,954,521
1.38%, 04/30/2021	93,575,000	91,995,922
2.25%, 04/30/2021	1,800,000	1,831,570
3.13%, 05/15/2021	4,592,000	4,830,568
8.13%, 05/15/2021	1,718,000	2,146,694
1.38%, 05/31/2021	19,008,000	18,667,928
2.13%, 06/30/2021	51,510,000	52,119,672
1.13%, 07/31/2021	5,374,000	5,211,313
2.13%, 08/15/2021	2,805,000	2,837,872
8.13%, 08/15/2021	1,850,000	2,334,829
1.13%, 08/31/2021	3,920,000	3,797,500
1.13%, 09/30/2021	50,033,000	48,401,074
2.13%, 09/30/2021	116,865,000	118,060,996
1.25%, 10/31/2021	1,192,000	1,158,521
2.00%, 10/31/2021	15,000,000	15,066,795
8.00%, 11/15/2021	4,414,000	5,603,366
1.88%, 11/30/2021	10,000	9,988
2.00%, 12/31/2021	51,000,000	51,191,250
1.50%, 01/31/2022	1,250,000	1,225,244
1.88%, 01/31/2022	51,000,000	50,884,434
1.88%, 02/28/2022	49,889,000	49,775,952
0.00%, 03/31/2022	15,559,000	15,520,414
1.75%, 03/31/2022	72,950,000	72,251,869
1.75%, 05/15/2022	2,000,000	1,978,594
2.13%, 06/30/2022	2,000,000	2,013,438
2.00%, 07/31/2022	8,500,000	8,496,014
2.00%, 02/15/2023	500,000	497,344
1.63%, 04/30/2023	93,600,000	90,930,902
1.75%, 05/15/2023	29,000,000	28,365,625
2.50%, 08/15/2023	1,000,000	1,020,039
2.75%, 02/15/2024	1,000,000	1,034,570
2.13%, 02/29/2024	2,749,000	2,733,537
2.50%, 05/15/2024	78,400,000	79,781,173
2.25%, 11/15/2025	114,800,000	113,799,977
6.00%, 02/15/2026	2,947,000	3,808,653
1.63%, 05/15/2026	31,395,000	29,442,608
1.50%, 08/15/2026	18,496,000	17,110,964
2.00%, 11/15/2026	29,135,000	28,138,029
2.25%, 02/15/2027	36,416,000	35,946,561
5.50%, 08/15/2028	1,312,000	1,703,242
5.25%, 11/15/2028	19,540,500	24,965,275
4.75%, 02/15/2037 (4)	36,425,000	47,545,990
5.00%, 05/15/2037	8,604,000	11,569,016
4.38%, 02/15/2038	10,000,000	12,475,000
3.50%, 02/15/2039	98,799,100	108,705,982
4.25%, 05/15/2039	6,800,000	8,301,841
4.50%, 08/15/2039	4,706,000	5,942,059
4.38%, 11/15/2039	7,900,000	9,802,478
4.63%, 02/15/2040	3,000,000	3,852,306
4.38%, 05/15/2040	7,600,000	9,434,093
3.88%, 08/15/2040	4,380,000	5,062,150
4.25%, 11/15/2040	18,650,000	22,763,929
4.75%, 02/15/2041	8,315,000	10,885,507
4.38%, 05/15/2041	1,500,000	1,867,558
2.88%, 05/15/2043 (4)	122,200,000	118,949,236
3.00%, 11/15/2044	1,425,000	1,418,097
2.50%, 02/15/2045	7,620,000	6,844,901
3.00%, 05/15/2045	52,943,000	52,618,301
2.88%, 08/15/2045	21,053,000	20,409,894
3.00%, 11/15/2045	11,563,000	11,488,026
2.50%, 02/15/2046	3,455,000	3,095,193
2.50%, 05/15/2046	8,090,000	7,242,443
2.25%, 08/15/2046	12,953,000	10,958,445
2.88%, 11/15/2046	19,507,000	18,920,268
U.S. Treasury Strip Coupon
0.00%, 11/15/2017	4,029,000	4,004,600
0.00%, 02/15/2018	3,658,000	3,623,721
0.00%, 08/15/2018	10,000,000	9,845,630
0.00%, 11/15/2018	500,000	490,548
0.00%, 05/15/2019	20,278,000	19,709,831
0.00%, 08/15/2019	15,757,000	15,230,165
0.00%, 11/15/2019	7,500,000	7,218,518
0.00%, 02/15/2020	9,378,000	8,977,550
0.00%, 05/15/2020	39,615,000	37,673,865
0.00%, 08/15/2020	28,543,000	26,960,262
0.00%, 02/15/2021	14,550,000	13,558,257
0.00%, 05/15/2021	14,843,000	13,738,250
0.00%, 08/15/2021	9,469,000	8,700,136
0.00%, 11/15/2021	11,144,000	10,170,182
0.00%, 02/15/2022	33,917,000	30,706,993
0.00%, 05/15/2022	18,154,000	16,317,505
0.00%, 08/15/2022	12,500,000	11,148,050
0.00%, 11/15/2022	17,400,000	15,404,063
0.00%, 02/15/2023	61,562,000	54,075,691
0.00%, 05/15/2023	33,770,000	29,460,847
0.00%, 08/15/2023	19,635,000	17,004,538
0.00%, 11/15/2023	9,300,000	7,995,573
0.00%, 02/15/2024	6,124,000	5,226,516
0.00%, 05/15/2024	1,322,000	1,119,158
0.00%, 08/15/2024	1,834,000	1,540,329
0.00%, 11/15/2024	6,105,000	5,088,432
0.00%, 02/15/2025	799,000	660,533
0.00%, 05/15/2025	3,279,000	2,689,728
0.00%, 08/15/2025	1,360,000	1,107,301
0.00%, 02/15/2026	1,000,000	800,783
0.00%, 05/15/2026	3,801,000	3,020,807
0.00%, 08/15/2026	1,681,000	1,325,225
0.00%, 11/15/2026	10,222,000	7,986,336
0.00%, 02/15/2027	20,416,000	15,837,120
0.00%, 05/15/2027	1,866,000	1,437,499
0.00%, 08/15/2027	4,314,000	3,293,756
0.00%, 11/15/2027	7,702,000	5,839,009
0.00%, 02/15/2028	7,769,000	5,842,467
0.00%, 05/15/2028	3,071,000	2,288,930
0.00%, 08/15/2028	6,918,000	5,116,663
0.00%, 11/15/2028	7,540,000	5,534,217
0.00%, 02/15/2029	7,537,000	5,475,148
0.00%, 05/15/2029	1,330,000	958,421
0.00%, 08/15/2029	4,738,000	3,392,001
0.00%, 11/15/2029	5,164,000	3,667,256
0.00%, 02/15/2030	15,187,000	10,707,974
0.00%, 05/15/2030	8,464,000	5,922,049
0.00%, 08/15/2030	13,772,000	9,538,019
0.00%, 11/15/2030	11,064,000	7,598,822
0.00%, 02/15/2031	9,298,000	6,338,093
0.00%, 05/15/2031	9,225,000	6,223,102
0.00%, 08/15/2031	11,262,000	7,527,926
0.00%, 11/15/2031	8,399,000	5,563,019
0.00%, 02/15/2032	15,909,000	10,445,404
0.00%, 05/15/2032	24,453,000	15,927,168
0.00%, 08/15/2032	10,925,000	7,059,593
0.00%, 11/15/2032	9,612,000	6,148,604
0.00%, 02/15/2033	3,000,000	1,903,656
0.00%, 05/15/2033	10,845,000	6,817,221
0.00%, 08/15/2033	4,212,000	2,624,354
0.00%, 11/15/2033	7,216,000	4,453,722
0.00%, 02/15/2034	11,759,000	7,197,919
0.00%, 05/15/2034	9,700,000	5,879,131
0.00%, 08/15/2034	6,895,000	4,144,971
0.00%, 11/15/2034	3,492,000	2,081,889
0.00%, 02/15/2035	1,824,000	1,077,357
0.00%, 05/15/2035	1,920,000	1,123,724
0.00%, 08/15/2035	175,000	101,605
0.00%, 05/15/2036	121,000	68,422
0.00%, 08/15/2041	1,225,000	568,266
U.S. Treasury Strip Principal
0.00%, 05/15/2044	16,765,000	7,223,301
0.00%, 05/15/2045	5,605,000	2,334,415
Ukraine Government AID Bonds
1.47%, 09/29/2021	3,000,000	2,928,477
University of Texas System/The
5.00%, 08/15/2047	3,825,000	4,850,406
West Contra Costa Unified School District
6.25%, 08/01/2030	215,000	261,077
Westlake City School District
5.23%, 12/01/2026	430,000	439,821
Total Government Related (Cost $2,826,665,159)		$2,843,158,317
Mortgage-Backed Obligations - 32.10%
A10 Securitization 2015-1 LLC
2.10%, 04/15/2034 (Acquired 04/24/2015, Cost $780,184) (1)	$780,246	$777,990
3.13%, 04/15/2034 (Acquired 04/24/2015, Cost $861,995) (1)	862,000	865,964
A10 Term Asset Financing 2013-2 LLC
4.38%, 11/15/2027 (Acquired 10/30/2013, Cost $424,912) (1)	425,000	422,740
A10 Term Asset Financing 2014-1 LLC
3.02%, 04/15/2033 (Acquired 06/04/2014, Cost $1,027,414) (1)	1,027,519	1,024,211
Access Pt Fdg Trust 2016-1
6.25%, 02/16/2021 (8)(9)	1,862,107	1,860,246
Ajax Mortgage Loan Trust 2015-B
3.88%, 07/25/2060 (Acquired 06/24/2015, Cost $1,207,382) (1)	1,209,648	1,206,359
Alternative Loan Trust 2002-11
6.25%, 10/25/2032	3,227	3,277
Alternative Loan Trust 2002-12
0.00%, 11/25/2032 PO	11,710	8,851
Alternative Loan Trust 2003-20CB
5.50%, 10/25/2033	435,383	442,574
Alternative Loan Trust 2003-22CB
6.00%, 12/25/2033	3,391,528	3,396,987
Alternative Loan Trust 2004-2CB
5.75%, 03/25/2034	906,169	900,515
Alternative Loan Trust 2004-8CB
1.25%, 06/25/2034	4,118,812	4,072,598
Alternative Loan Trust 2005-1CB
6.12%, 03/25/2035 IO	262,719	49,455
Alternative Loan Trust 2005-20CB
3.77%, 07/25/2035 IO	856,202	102,765
Alternative Loan Trust 2005-22T1
4.09%, 06/25/2035 IO	839,028	112,019
Alternative Loan Trust 2005-28CB
5.50%, 08/25/2035	362,213	333,901
6.00%, 08/25/2035	11,387	8,897
Alternative Loan Trust 2005-37T1
4.07%, 09/25/2035 IO	2,870,577	396,869
Alternative Loan Trust 2005-50CB
5.00%, 11/25/2020	39,612	39,562
Alternative Loan Trust 2005-54CB
3.87%, 11/25/2035 IO	1,479,459	158,010
5.50%, 11/25/2035	374,488	345,659
5.50%, 11/25/2035	4,778	4,811
Alternative Loan Trust 2005-64CB
5.50%, 12/25/2035	151,959	143,948
Alternative Loan Trust 2005-J1
4.12%, 02/25/2035 IO	282,371	11,960
Alternative Loan Trust 2006-28CB
6.00%, 10/25/2036	93,310	73,881
Alternative Loan Trust 2006-43CB
6.00%, 02/25/2022	22,646	22,802
Alternative Loan Trust 2006-7CB
5.25%, 05/25/2021	115,967	112,554
Alternative Loan Trust 2006-J5
4.58%, 07/25/2021	40,408	38,230
American General Mortgage Loan Trust 2006-1
5.75%, 12/25/2035 (Acquired 10/28/2013, Cost $24,592) (1)	24,113	24,827
Angel Oak Mortgage Trust LLC 2015-1
4.50%, 11/25/2045 (Acquired 12/10/2015, Cost $718,096) (1)	719,294	721,963
ASG Resecuritization Trust 2009-1
2.66%, 06/26/2037 (Acquired 10/28/2013 through 03/03/2014, Cost $17,448) (1)	17,533	17,482
ASG Resecuritization Trust 2009-3
2.74%, 03/26/2037 (Acquired 10/28/2013, Cost $597,265) (1)	596,607	594,766
ASG Resecuritization Trust 2010-2
2.47%, 01/28/2037 (Acquired 10/28/2013, Cost $109,555) (1)	110,831	110,529
ASG Resecuritization Trust 2011-1
3.36%, 11/28/2035 (Acquired 10/28/2013, Cost $316,899) (1)	320,537	317,475
6.00%, 09/28/2036 (Acquired 10/28/2013, Cost $423,075) (1)	413,265	338,370
Assurant Commercial Mortgage Trust 2016-1
3.17%, 05/15/2049 (Acquired 05/13/2016, Cost $9,353,011) (1)	9,100,000	8,956,651
BAMLL Commercial Mortgage Securities Trust 2012-PARK
2.96%, 12/10/2030 (Acquired 10/28/2013 through 01/25/2017, Cost $4,344,775) (1)	4,228,000	4,262,438
BAMLL Commercial Mortgage Securities Trust 2014-520M
4.21%, 08/15/2046 (Acquired 08/01/2014, Cost $1,153,887) (1)	1,200,000	1,118,816
BAMLL Re-REMIC Trust 2014-FRR5
0.00%, 06/27/2045 (Acquired 02/15/2017, Cost $4,294,411) (1)	6,300,000	4,297,000
BAMLL Re-REMIC Trust 2015-FRR11
1.85%, 09/27/2044 (Acquired 01/12/2017, Cost $3,770,475) (1)	3,904,000	3,794,914
Banc of America Alternative Loan Trust 2004-1
5.50%, 02/25/2019	21,739	21,731
6.00%, 02/25/2034	81,266	86,197
Banc of America Alternative Loan Trust 2004-11
5.50%, 12/25/2019	6,732	6,659
Banc of America Alternative Loan Trust 2004-6
0.00%, 07/25/2019 PO	7,755	7,313
Banc of America Alternative Loan Trust 2004-7
5.00%, 08/25/2019	110,447	111,554
Banc of America Alternative Loan Trust 2004-8
5.50%, 09/25/2019	48,169	47,262
Banc of America Alternative Loan Trust 2005-10
5.25%, 11/25/2020	23,416	23,580
Banc of America Alternative Loan Trust 2005-11
5.50%, 12/25/2035	18,647	16,966
Banc of America Alternative Loan Trust 2005-2
5.50%, 03/25/2020	9,949	10,030
5.50%, 03/25/2035	11,061	10,042
Banc of America Alternative Loan Trust 2005-4
5.50%, 05/25/2020	59,898	59,230
Banc of America Alternative Loan Trust 2005-5
5.50%, 06/25/2035	60,225	56,141
Banc of America Alternative Loan Trust 2005-9
5.50%, 10/25/2035	26,058	25,324
Banc of America Alternative Loan Trust 2006-5
6.00%, 06/25/2046	58,332	51,668
Banc of America Alternative Loan Trust 2007-1
5.84%, 04/25/2022	63,828	61,314
Banc of America Commercial Mortgage Trust 2006-5
0.73%, 09/10/2047 IO (Acquired 10/28/2013, Cost $253,576) (1)	1,182,692	1,712
Banc of America Commercial Mortgage Trust 2007-5
5.36%, 02/10/2051	4,717,756	4,778,642
5.49%, 02/10/2051	2,511,286	2,525,706
Banc of America Funding 2004-1 Trust
0.00%, 03/25/2034 PO	41,989	33,493
Banc of America Funding 2004-2 Trust
5.75%, 09/20/2034	3,335,593	3,555,104
Banc of America Funding 2004-C Trust
3.19%, 12/20/2034	97,985	96,361
Banc of America Funding 2005-6 Trust
5.50%, 10/25/2035	51,622	49,473
Banc of America Funding 2005-7 Trust
0.00%, 11/25/2035 PO	37,270	28,570
Banc of America Funding 2005-8 Trust
0.00%, 01/25/2036 PO	14,794	10,902
Banc of America Funding 2005-C Trust
1.22%, 05/20/2035	5,027,750	4,681,821
Banc of America Funding 2005-E Trust
3.12%, 03/20/2035	93,120	93,503
Banc of America Funding 2006-1 Trust
0.00%, 01/25/2036 PO	27,697	21,359
Banc of America Funding 2010-R11 Trust
4.95%, 08/26/2035 (Acquired 10/28/2013, Cost $127,003) (1)	125,864	125,777
Banc of America Merrill Lynch Commercial Mortgage, Inc.
5.28%, 11/10/2042	19,915	19,892
4.73%, 07/10/2043	105,826	105,803
0.05%, 10/10/2045 IO (Acquired 10/28/2013, Cost $76,800) (1)	4,712,636	382
Banc of America Mortgage 2003-C Trust
3.51%, 04/25/2033	23,491	23,704
Banc of America Mortgage 2004-J Trust
3.66%, 11/25/2034	82,688	81,387
Banc of America Mortgage Trust 2004-1
0.00%, 02/25/2034 PO	95	88
Banc of America Mortgage Trust 2004-4
0.00%, 05/25/2034 PO	4,043	3,382
Banc of America Mortgage Trust 2004-5
4.75%, 06/25/2019	7,736	7,724
5.50%, 06/25/2034	48,925	49,456
Banc of America Mortgage Trust 2004-9
0.00%, 09/25/2032 PO	224	203
6.50%, 09/25/2032	24,866	25,747
Banc of America Mortgage Trust 2005-1
5.00%, 02/25/2020	43,526	44,131
BB-UBS Trust
2.89%, 06/05/2030 (Acquired 10/28/2013, Cost $552,329) (1)	568,000	563,719
BB-UBS Trust 2012-SHOW
3.43%, 11/05/2036 (Acquired 10/28/2013 through 12/04/2013, Cost $2,496,583) (1)	2,602,000	2,659,852
BCAP LLC 2009-RR13-I Trust
5.50%, 04/26/2037 (Acquired 10/28/2013, Cost $2,263) (1)	2,216	2,209
BCAP LLC 2009-RR14 Trust
2.94%, 08/26/2035 (Acquired 10/28/2013, Cost $23,954) (1)	25,089	25,048
BCAP LLC 2009-RR5 Trust
5.50%, 11/26/2034 (Acquired 10/28/2013, Cost $149,740) (1) (9)	148,403	151,903
BCAP LLC 2010-RR12 Trust
4.50%, 01/26/2036 (Acquired 10/28/2013 through 02/01/2015, Cost $32,449) (1)	32,166	31,999
BCAP LLC 2010-RR7 Trust
3.24%, 04/26/2035 (Acquired 10/28/2013, Cost $22,498) (1)	22,766	22,695
3.09%, 07/26/2045 (Acquired 10/28/2013, Cost $1,052,599) (1)	1,076,544	1,067,528
BCAP LLC 2010-RR8 Trust
3.10%, 05/26/2035 (Acquired 10/28/2013, Cost $103,234) (1)	105,541	105,078
BCAP LLC 2011-RR11 Trust
4.00%, 08/26/2021 (Acquired 10/28/2013, Cost $30,813) (1)	30,654	30,640
BCAP LLC 2011-RR4-I Trust
5.00%, 08/26/2037 (Acquired 10/28/2013, Cost $311,045) (1)	310,129	311,017
BCAP LLC 2012-RR1 Trust
2.70%, 07/26/2037 (Acquired 10/28/2013, Cost $122,401) (1)	120,458	123,128
BCAP LLC 2012-RR10-I Trust
1.01%, 02/26/2037 (Acquired 10/28/2013, Cost $237,684) (1)	246,507	241,550
BCAP LLC 2012-RR3 Trust
2.51%, 05/26/2037 (Acquired 10/28/2013, Cost $223,553) (1)	225,352	225,307
BCAP LLC 2012-RR4 Trust
1.01%, 06/26/2047 (Acquired 10/28/2013, Cost $49,599) (1)	51,482	51,457
Bear Stearns ALT-A Trust 2005-2
1.48%, 03/25/2035	181,208	177,812
Bear Stearns ALT-A Trust 2005-7
1.52%, 08/25/2035	4,001,944	3,953,692
Bear Stearns ARM Trust 2003-2
3.00%, 01/25/2033 (Acquired 10/28/2013, Cost $151,479) (1)	155,328	155,912
Bear Stearns ARM Trust 2003-7
2.91%, 10/25/2033	21,392	20,974
Bear Stearns ARM Trust 2004-2
3.65%, 05/25/2034	94,025	93,328
Bear Stearns ARM Trust 2005-5
2.58%, 08/25/2035	484,506	490,042
Bear Stearns ARM Trust 2006-1
2.91%, 02/25/2036	425,742	423,036
Bear Stearns Asset Backed Securities I Trust 2004-AC2
5.00%, 05/25/2034	68,239	67,695
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14
0.56%, 12/11/2038 IO (Acquired 10/28/2013, Cost $250,173) (1)	2,480,312	4,259
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26
0.23%, 01/12/2045 IO (Acquired 10/28/2013, Cost $297,203) (1)	16,115,299	13,194
CD 2006-CD3 Mortgage Trust
0.55%, 10/15/2048 IO (Acquired 10/28/2013, Cost $175,518) (1)	3,359,091	40,465
CD 2007-CD4 Commercial Mortgage Trust
0.91%, 12/11/2049 IO (Acquired 10/28/2013, Cost $181,875) (1)	1,869,464	42
CGCMT 2017-P7 A3
0.00%, 04/14/2050	16,000,000	16,159,318
Chase Mortgage Finance Trust Series 2006-A1
3.16%, 09/25/2036	231,378	208,192
Chase Mortgage Finance Trust Series 2007-A1
3.10%, 02/25/2037	178,569	178,537
3.13%, 02/25/2037	23,582	23,617
3.27%, 02/25/2037	115,636	114,733
3.28%, 02/25/2037	88,148	87,235
Chase Mortgage Finance Trust Series 2007-A2
3.13%, 07/25/2037	67,795	67,210
3.19%, 07/25/2037	106,975	106,570
CHL Mortgage Pass-Through Trust 2002-18
0.00%, 11/25/2032 PO	17,397	15,081
CHL Mortgage Pass-Through Trust 2004-3
5.50%, 04/25/2034	43,851	44,667
5.75%, 04/25/2034	29,877	30,493
CHL Mortgage Pass-Through Trust 2004-5
5.50%, 06/25/2034	204,488	210,987
CHL Mortgage Pass-Through Trust 2004-7
3.02%, 06/25/2034	14,054	13,767
CHL Mortgage Pass-Through Trust 2004-8
4.50%, 06/25/2019	45,075	45,721
CHL Mortgage Pass-Through Trust 2004-HYB1
3.25%, 05/20/2034	23,889	22,699
CHL Mortgage Pass-Through Trust 2004-HYB3
2.82%, 06/20/2034	120,172	114,406
CHL Mortgage Pass-Through Trust 2004-HYB6
3.12%, 11/20/2034	72,566	71,349
CHL Mortgage Pass-Through Trust 2004-J8
4.75%, 11/25/2019	5,885	5,952
CHL Mortgage Pass-Through Trust 2005-14
5.50%, 07/25/2035	37,104	35,316
CHL Mortgage Pass-Through Trust 2005-16
5.50%, 09/25/2035	18,327	17,163
CHL Mortgage Pass-Through Trust 2005-22
3.19%, 11/25/2035	281,455	239,517
Citicorp Mortgage Securities Trust Series 2006-1
5.00%, 02/25/2021	9,995	10,246
Citicorp Mortgage Securities Trust Series 2006-4
6.00%, 08/25/2036	85,498	85,566
Citigroup Commercial Mortgage Trust
2.94%, 05/10/2049	10,100,000	9,868,268
Citigroup Commercial Mortgage Trust 2013-GC17
4.13%, 11/10/2046	1,376,000	1,468,090
Citigroup Commercial Mortgage Trust 2014-GC19
3.75%, 03/10/2047	7,125,000	7,439,036
Citigroup Commercial Mortgage Trust 2014-GC21
3.58%, 05/10/2047	6,920,000	7,151,707
Citigroup Commercial Mortgage Trust 2014-GC23
3.36%, 07/10/2047	12,300,000	12,516,976
Citigroup Commercial Mortgage Trust 2015-GC29
2.94%, 04/10/2048	10,000,000	9,835,567
Citigroup Commercial Mortgage Trust 2016-GC37
3.05%, 04/10/2049	13,750,000	13,546,493
Citigroup Global Markets Mortgage Securities VII, Inc.
0.00%, 12/25/2018 PO	1,035	902
3.95%, 04/25/2032 (Acquired 10/28/2013, Cost $23,570) (1)	23,837	23,725
7.00%, 06/25/2033	26,902	27,237
3.24%, 09/25/2033	195,390	194,095
Citigroup Mortgage Loan Trust 2008-AR4
3.58%, 11/25/2038 (Acquired 10/28/2013, Cost $291,240) (1)	289,213	289,043
Citigroup Mortgage Loan Trust 2009-10
2.78%, 09/25/2033 (Acquired 10/28/2013, Cost $451,873) (1)	447,948	451,192
7.00%, 12/25/2035 (Acquired 10/28/2013, Cost $226,921) (1)	222,237	227,212
Citigroup Mortgage Loan Trust 2009-11
5.75%, 05/25/2037 (Acquired 10/28/2013, Cost $142,013) (1)	140,205	140,390
Citigroup Mortgage Loan Trust 2009-5
6.00%, 06/25/2036 (Acquired 10/28/2013, Cost $96,363) (1)	95,464	96,066
Citigroup Mortgage Loan Trust 2009-8
6.00%, 11/25/2036 (Acquired 10/28/2013, Cost $60,030) (1)	58,802	59,652
Citigroup Mortgage Loan Trust 2010-10
3.05%, 02/25/2036 (Acquired 10/28/2013, Cost $133,325) (1)	132,666	133,541
Citigroup Mortgage Loan Trust 2010-3
2.91%, 02/25/2036 (Acquired 10/28/2013, Cost $31,342) (1)	31,286	31,127
Citigroup Mortgage Loan Trust 2010-7
3.10%, 02/25/2035 (Acquired 10/28/2013, Cost $4,694) (1)	4,663	4,653
Citigroup Mortgage Loan Trust 2015-A
4.50%, 06/25/2058 (Acquired 03/31/2015, Cost $473,477) (1)	479,435	462,788
Citigroup Mortgage Loan Trust, Inc.
0.00%, 12/25/2018 PO	3,337	3,251
0.00%, 12/25/2018 PO	1,179	1,146
5.50%, 12/25/2018	11,823	11,860
0.00%, 09/25/2033 PO	7,930	7,119
7.00%, 09/25/2033	8,070	8,187
0.00%, 10/25/2033 PO	7,403	6,033
5.25%, 10/25/2033	47,716	48,392
1.36%, 12/25/2033	39,517	38,822
2.90%, 08/25/2034	53,636	51,654
3.09%, 02/25/2035	34,826	25,510
5.50%, 05/25/2035	165,487	169,081
3.85%, 08/25/2035	103,539	72,178
5.50%, 11/25/2035	15,103	15,152
6.00%, 11/25/2035	4,256,484	4,209,691
COBALT CMBS Commercial Mortgage Trust 2006-C1
0.84%, 08/15/2048 IO (9)	1,293,309	13,709
COMM 2012-CCRE1 Mortgage Trust
3.39%, 05/15/2045	3,849,822	3,998,607
COMM 2012-CCRE2 Mortgage Trust
1.72%, 08/15/2045 IO	2,934,867	212,722
3.15%, 08/15/2045	9,614,464	9,849,668
COMM 2013-300P Mortgage Trust
4.35%, 08/10/2030 (Acquired 01/22/2016, Cost $529,101) (1)	516,000	558,839
COMM 2013-CCRE10 Mortgage Trust
3.92%, 08/10/2046	4,125,000	4,377,881
COMM 2013-CCRE11 Mortgage Trust
3.98%, 08/10/2050	1,770,000	1,878,870
COMM 2013-CCRE12 Mortgage Trust
3.77%, 10/10/2046	7,700,000	8,064,125
COMM 2013-CCRE8 Mortgage Trust
3.61%, 06/10/2046	331,665	345,616
COMM 2013-CCRE9 Mortgage Trust
4.02%, 07/10/2045	4,000,000	4,247,729
4.23%, 07/10/2045	2,220,109	2,393,752
COMM 2013-SFS Mortgage Trust
2.99%, 04/12/2035 (Acquired 10/28/2013, Cost $683,494) (1)	708,000	714,038
COMM 2014-CCRE15 Mortgage Trust
2.93%, 02/10/2047	6,100,000	6,206,587
COMM 2014-CCRE19 Mortgage Trust
3.80%, 08/10/2047	17,369,300	18,168,759
COMM 2014-CCRE20 Mortgage Trust
3.33%, 11/10/2047	12,000,000	12,143,969
COMM 2014-PAT Mortgage Trust
1.68%, 08/13/2027 (Acquired 09/18/2014, Cost $1,649,000) (1)	1,649,000	1,648,483
COMM 2014-TWC Mortgage Trust
1.73%, 02/13/2032 (Acquired 01/30/2014 through 08/12/2014, Cost $3,250,447) (1)	3,250,000	3,258,152
2.48%, 02/13/2032 (Acquired 08/12/2014, Cost $1,001,312) (1)	1,000,000	1,005,013
COMM 2014-UBS4 Mortgage Trust
2.96%, 08/10/2047	11,000,000	11,211,470
COMM 2015-3BP Mortgage Trust
3.18%, 02/10/2035 (Acquired 10/14/2016, Cost $50,819) (1)	49,000	49,084
COMM 2015-CCRE24 Mortgage Trust
3.43%, 08/10/2048	7,500,000	7,608,622
3.70%, 08/10/2048	770,833	795,365
COMM 2015-CCRE25 Mortgage Trust
3.51%, 08/10/2048	13,200,000	13,458,706
3.76%, 08/10/2048	2,437,000	2,525,650
COMM 2015-PC1 Mortgage Trust
3.90%, 07/10/2050	153,000	159,231
Commercial Mortgage Trust
2.94%, 01/10/2046	2,459,000	2,488,386
Commercial Mortgage Trust 2006-GG7
5.73%, 07/10/2038	131,448	131,383
Credit Suisse Commercial Mortgage Trust Series 2007-C2
0.09%, 01/15/2049 IO (Acquired 10/28/2013, Cost $67,918) (1)	5,415,241	54
Credit Suisse First Boston Mortgage Securities Co.
4.50%, 10/25/2018	1,760	1,752
5.00%, 10/25/2018	10,937	10,943
0.00%, 08/25/2019 PO	595	592
5.25%, 08/25/2019	50,397	50,941
6.73%, 02/25/2033	120,555	122,491
3.29%, 06/25/2033	56,626	56,253
5.25%, 07/25/2033	2,708,550	2,781,914
5.25%, 09/25/2033	102,015	104,554
0.00%, 10/25/2033 PO	68,328	56,454
5.25%, 11/25/2033	149,123	151,080
5.25%, 11/25/2033	62,526	63,305
5.75%, 11/25/2033	364,501	380,793
5.50%, 09/25/2034	95,079	98,978
5.50%, 12/25/2034	163,209	170,037
0.00%, 10/25/2035 PO	24,049	17,516
5.50%, 10/25/2035 IO	328,130	10,342
0.00%, 11/25/2035 PO	17,112	10,658
Credit Suisse Mortgage Capital Certificates
6.00%, 01/27/2038 (Acquired 10/28/2013, Cost $52,981) (1)	52,338	52,465
CSAIL 2015-C4 Commercial Mortgage Trust
3.54%, 11/15/2048	7,500,000	7,631,546
CSAIL 2016-C7 Commercial Mortgage Trust
3.50%, 11/15/2049	2,322,000	2,342,971
CSMC 2014-USA OA LLC
3.95%, 09/15/2037 (Acquired 10/15/2015, Cost $1,203,952) (1)	1,145,000	1,172,756
CSMC Series 2010-11R
1.78%, 06/28/2047 (Acquired 10/28/2013, Cost $1,842,414) (1)	1,902,017	1,891,062
CSMC Series 2010-17R
3.08%, 06/26/2036 (Acquired 10/28/2013, Cost $198,555) (1)	195,511	197,045
CSMC Series 2011-16R
3.21%, 12/27/2036 (Acquired 10/28/2013, Cost $131,579) (1)	130,656	130,886
CSMC Series 2011-6R
3.23%, 07/28/2036 (Acquired 10/28/2013, Cost $30,720) (1)	30,949	30,928
CSMC Series 2012-2R
3.31%, 03/27/2047 (Acquired 10/28/2013, Cost $72,991) (1) (9)	74,830	74,949
CSMC Series 2012-3R
2.82%, 07/27/2037 (Acquired 10/28/2013, Cost $17,536) (1)	17,559	17,557
CSMC Series 2016-12R
3.27%, 02/28/2047 (Acquired 12/22/2016, Cost $8,951,783) (1)	8,951,783	8,783,418
DBUBS 2011-LC2 Mortgage Trust
1.32%, 07/10/2044 IO (Acquired 10/28/2013, Cost $201,082) (1)	2,719,554	94,652
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1
5.88%, 02/25/2020	53,081	53,500
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-3
4.17%, 06/25/2020	71,009	68,699
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-1
0.00%, 10/25/2018 PO	1,124	1,113
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 2004-4
6.00%, 04/25/2034	1,162	1,181
Fannie Mae Grantor Trust 1999-T2
7.50%, 01/19/2039	111,600	125,228
Fannie Mae Grantor Trust 2001-T3
7.50%, 11/25/2040	160,059	187,901
Fannie Mae Grantor Trust 2002-T16
7.00%, 07/25/2042	166,233	194,010
Fannie Mae Grantor Trust 2004-T1
6.50%, 01/25/2044	44,703	51,417
Fannie Mae Grantor Trust 2004-T2
3.78%, 07/25/2043	190,648	202,058
7.50%, 11/25/2043	319,006	374,487
Fannie Mae Grantor Trust 2004-T3
9.22%, 01/25/2044	40,622	48,234
6.50%, 02/25/2044	431,781	497,764
7.00%, 02/25/2044	180,988	211,808
Fannie Mae Interest Strip
10.00%, 09/25/2017 IO	14	0
4.50%, 07/25/2018 IO	12,194	235
4.50%, 08/25/2018 IO	17,387	268
5.50%, 08/25/2018 IO	6,467	92
10.50%, 03/25/2019 IO	37	2
4.50%, 11/25/2020 IO	4,038	156
7.50%, 04/25/2023 IO	1,351	220
9.00%, 03/25/2024	1,081	1,260
0.00%, 09/25/2024 PO	104,974	97,580
0.00%, 01/25/2033 PO	15,027	13,281
5.00%, 12/25/2033 IO	19,449	3,549
5.50%, 05/25/2036 IO	78,481	17,413
5.50%, 08/25/2036 IO	52,248	12,071
5.50%, 04/25/2037 IO	21,848	4,047
6.00%, 01/25/2038 IO	53,920	10,455
1.48%, 08/25/2042	1,023,993	1,025,477
1.53%, 08/25/2042	2,769,408	2,781,072
Fannie Mae Pool
7.00%, 05/01/2017	35	35
7.00%, 06/01/2017	34	34
7.00%, 06/01/2017	42	42
6.00%, 08/01/2017	252	252
6.50%, 08/01/2017	198	198
5.50%, 09/01/2017	588	590
7.00%, 09/01/2017	249	250
2.62%, 10/01/2017	599,000	601,886
5.90%, 10/01/2017	702,148	713,637
6.50%, 10/01/2017	240	240
6.00%, 11/01/2017	1,302	1,306
6.00%, 11/01/2017	192	192
7.00%, 11/01/2017	8	8
3.38%, 01/01/2018	1,032,000	1,038,207
3.52%, 01/01/2018	617,054	621,220
3.63%, 01/01/2018	310,000	312,219
5.50%, 02/01/2018	7,680	7,749
5.50%, 02/01/2018	4,363	4,413
3.80%, 03/01/2018	560,424	566,738
6.00%, 03/01/2018	267	267
6.50%, 03/01/2018	472	472
5.00%, 04/01/2018	3,522	3,619
4.50%, 05/01/2018	1,867	1,914
5.00%, 05/01/2018	11,703	12,026
5.00%, 05/01/2018	5,476	5,627
6.00%, 05/01/2018	1,619	1,638
9.00%, 05/01/2018	35	35
3.74%, 06/01/2018	1,689,754	1,710,848
4.50%, 06/01/2018	2,765	2,835
5.00%, 06/01/2018	8,461	8,695
5.00%, 06/01/2018	2,329	2,394
5.00%, 06/01/2018	13,041	13,402
5.00%, 07/01/2018	15,751	16,187
4.50%, 08/01/2018	3,376	3,462
5.00%, 08/01/2018	8,750	8,991
5.00%, 09/01/2018	12,108	12,443
4.50%, 10/01/2018	7,446	7,636
5.00%, 10/01/2018	7,020	7,215
5.00%, 10/01/2018	6,852	7,042
4.50%, 11/01/2018	13,603	13,950
5.00%, 11/01/2018	2,032	2,089
5.00%, 11/01/2018	18,536	19,048
5.00%, 11/01/2018	8,970	9,218
3.04%, 12/01/2018	1,238,000	1,261,795
5.00%, 12/01/2018	133	137
5.00%, 12/01/2018	33,007	33,919
9.50%, 12/01/2018	442	447
1.92%, 01/01/2019	218	222
6.00%, 01/01/2019	779	782
2.43%, 03/01/2019	345	349
4.50%, 03/01/2019	12,056	12,364
6.00%, 03/01/2019	4,124	4,181
3.50%, 04/01/2019	13,857	14,414
5.00%, 04/01/2019	35,980	36,979
5.00%, 04/01/2019	986	1,013
10.56%, 04/15/2019	1,832	1,873
2.19%, 05/01/2019	937,606	942,772
4.50%, 05/01/2019	3,286	3,369
2.45%, 06/01/2019	1,570,256	1,586,435
4.50%, 06/01/2019	25,676	26,332
1.94%, 07/01/2019	1,276,578	1,279,973
2.20%, 07/01/2019	712,590	716,582
2.37%, 07/01/2019	1,548,000	1,569,960
5.50%, 07/01/2019	32,175	33,008
6.00%, 07/01/2019	443	447
2.03%, 08/01/2019	239,717	241,686
2.88%, 08/01/2019	71	71
5.50%, 08/01/2019	33,731	34,580
5.00%, 09/01/2019	1,067	1,099
5.50%, 09/01/2019	27,651	28,506
5.00%, 10/01/2019	7,358	7,648
6.00%, 10/01/2019	4,875	4,975
4.13%, 11/01/2019	877,000	920,692
4.24%, 11/01/2019	339,330	356,663
4.50%, 11/01/2019	17,519	17,966
4.50%, 11/01/2019	5,460	5,600
4.50%, 11/01/2019	10,658	10,938
1.47%, 12/01/2019	790,473	779,210
1.69%, 12/01/2019	1,032,000	1,022,264
4.18%, 12/01/2019	456,622	479,764
4.26%, 12/01/2019	940,260	989,863
4.50%, 12/01/2019	17,249	17,690
4.51%, 12/01/2019	1,582,346	1,666,545
4.28%, 01/01/2020	1,811,976	1,900,312
4.54%, 01/01/2020	323,713	342,535
5.50%, 01/01/2020	57,677	59,270
4.37%, 02/01/2020	1,116,495	1,175,285
4.40%, 02/01/2020	6,347,000	6,722,290
4.40%, 02/01/2020	289,000	306,347
5.50%, 03/01/2020	7,711	7,849
6.00%, 03/01/2020	7,027	7,226
4.00%, 04/01/2020	4,331	4,388
4.35%, 04/01/2020	1,447,384	1,534,651
4.38%, 04/01/2020	1,625,350	1,718,045
2.01%, 06/01/2020	9,288,000	9,262,342
5.50%, 06/01/2020	54,025	54,808
5.50%, 06/01/2020	20,381	20,964
3.74%, 07/01/2020	552,909	578,970
3.93%, 07/01/2020	1,440,998	1,517,196
3.95%, 07/01/2020	826,000	871,337
4.07%, 07/01/2020	3,065,091	3,230,559
5.50%, 07/01/2020	12,321	12,528
3.89%, 08/01/2020	1,192,146	1,256,279
3.96%, 08/01/2020	962,376	1,016,399
4.30%, 08/01/2020	463,313	466,451
6.50%, 08/01/2020	3,373	3,487
3.43%, 09/01/2020	921,102	959,641
3.60%, 09/01/2020	185,718	194,517
3.85%, 09/01/2020	1,679,721	1,770,409
3.29%, 10/01/2020	778,520	806,864
3.36%, 10/01/2020	807,513	839,880
3.50%, 10/01/2020	1,112,164	1,161,895
3.54%, 10/01/2020	991,000	1,034,199
3.59%, 10/01/2020	1,476,730	1,547,466
3.92%, 10/01/2020	680,831	718,488
3.23%, 11/01/2020	572,589	591,904
3.27%, 11/01/2020	770,375	798,453
2.00%, 12/01/2020	1,548,000	1,539,684
3.48%, 12/01/2020	860,857	897,191
3.52%, 12/01/2020	841,963	875,950
3.70%, 12/01/2020	367,892	385,645
3.83%, 12/01/2020	878,915	925,282
3.56%, 01/01/2021	2,061,869	2,154,819
3.87%, 01/01/2021	1,156,089	1,220,232
3.93%, 01/01/2021	394,421	416,954
4.05%, 01/01/2021	482,000	512,327
4.28%, 01/01/2021	694,701	736,852
4.45%, 01/01/2021	414,754	445,297
4.64%, 01/01/2021	1,239,805	1,338,247
4.33%, 02/01/2021	486,836	521,672
4.16%, 03/01/2021	1,682,176	1,792,768
6.00%, 03/01/2021	28,438	29,971
8.00%, 03/01/2021	51	51
4.25%, 04/01/2021	1,032,000	1,106,837
4.25%, 04/01/2021	784,000	840,853
4.30%, 04/01/2021	293,028	314,220
4.33%, 04/01/2021	709,856	761,802
6.00%, 04/01/2021	9,192	9,644
6.00%, 04/01/2021	30,005	30,900
4.36%, 05/01/2021	1,487,033	1,599,549
4.39%, 05/01/2021	748,133	804,988
3.97%, 06/01/2021	620,928	659,624
4.02%, 06/01/2021	691,000	736,799
4.10%, 06/01/2021	667,384	712,198
4.19%, 06/01/2021	536,912	574,531
4.24%, 06/01/2021	1,680,210	1,801,335
4.27%, 06/01/2021	710,444	754,497
4.30%, 06/01/2021	1,231,295	1,318,185
4.34%, 06/01/2021	1,858,000	2,003,494
4.48%, 06/01/2021	929,000	1,006,197
3.86%, 07/01/2021	939,248	994,585
3.89%, 07/01/2021	904,193	958,685
3.94%, 07/01/2021	1,032,000	1,097,901
3.99%, 07/01/2021	522,413	555,565
4.06%, 07/01/2021	988,278	1,054,458
4.26%, 07/01/2021	2,231,415	2,396,883
4.31%, 07/01/2021	886,774	949,392
6.00%, 07/01/2021	4,616	4,752
4.05%, 08/01/2021	173,218	184,817
4.13%, 08/01/2021	765,780	818,821
4.50%, 08/01/2021	2,838,000	3,083,060
6.00%, 08/01/2021	48,964	51,177
3.77%, 09/01/2021	2,776,000	2,934,414
3.85%, 09/01/2021	846,751	897,632
3.88%, 09/01/2021	1,686,502	1,781,269
3.89%, 09/01/2021	1,433,640	1,522,198
3.92%, 09/01/2021	644,799	685,172
3.31%, 10/01/2021	1,653,384	1,719,195
3.40%, 10/01/2021	342,689	357,575
4.07%, 10/01/2021	1,763,801	1,886,732
3.43%, 11/01/2021	975,637	1,019,820
5.00%, 11/01/2021	97,290	100,287
3.03%, 12/01/2021	933,323	962,727
3.31%, 12/01/2021	378,116	393,416
3.42%, 12/01/2021	5,030,770	5,294,490
3.83%, 12/01/2021	1,548,000	1,644,023
6.00%, 12/01/2021	27,331	28,773
2.97%, 01/01/2022	748,554	770,369
3.03%, 01/01/2022	855,119	881,968
3.09%, 01/01/2022	1,308,378	1,353,259
3.12%, 01/01/2022	1,234,332	1,278,540
3.20%, 01/01/2022	823,692	852,103
2.99%, 02/01/2022	281,108	289,593
3.06%, 02/01/2022	863,000	892,245
3.14%, 02/01/2022	469,185	484,143
1.58%, 03/01/2022	928,984	933,434
2.75%, 03/01/2022	939,920	957,567
3.08%, 03/01/2022	411,467	425,492
3.14%, 03/01/2022	292,122	301,431
3.21%, 03/01/2022	310,000	321,056
2.70%, 04/01/2022	1,581,426	1,612,368
3.08%, 04/01/2022	980,832	1,014,789
3.73%, 04/01/2022	2,399,121	2,538,689
6.50%, 04/01/2022	22,862	24,187
2.77%, 05/01/2022	1,651,000	1,688,275
2.86%, 05/01/2022	1,417,430	1,455,286
2.94%, 05/01/2022	1,038,665	1,067,809
3.02%, 05/01/2022	656,878	677,729
3.10%, 05/01/2022	774,780	802,282
3.12%, 05/01/2022	946,965	981,327
6.50%, 05/01/2022	5,838	6,488
2.60%, 06/01/2022	836,964	849,353
2.76%, 06/01/2022	1,605,000	1,640,545
2.67%, 07/01/2022	624,000	634,049
2.69%, 07/01/2022	991,863	1,009,990
2.71%, 07/01/2022	1,000,000	1,019,690
2.82%, 07/01/2022	1,076,252	1,103,025
2.65%, 08/01/2022	1,032,000	1,047,493
2.47%, 09/01/2022	377,056	380,141
4.03%, 09/01/2022	1,202,497	1,298,108
2.39%, 10/01/2022	642,243	644,866
2.52%, 10/01/2022	965,218	975,228
2.57%, 10/01/2022	598,727	605,468
2.64%, 10/01/2022	666,743	676,390
2.37%, 11/01/2022	473,998	472,108
2.38%, 11/01/2022	859,346	856,252
2.41%, 11/01/2022	594,772	596,744
2.44%, 11/01/2022	817,302	821,242
2.45%, 11/01/2022	1,401,000	1,407,077
2.47%, 11/01/2022	516,000	518,617
2.55%, 11/01/2022	397,704	401,767
2.55%, 11/01/2022	1,245,026	1,257,746
7.50%, 11/01/2022	2,003	2,129
2.24%, 12/01/2022	643,167	636,361
2.28%, 12/01/2022	1,020,405	1,011,212
2.32%, 12/01/2022	377,785	375,240
2.34%, 12/01/2022	2,349,938	2,335,750
2.38%, 12/01/2022	494,367	492,375
2.39%, 12/01/2022	1,050,302	1,046,678
2.40%, 12/01/2022	1,632,000	1,635,159
2.42%, 12/01/2022	1,165,243	1,169,297
2.66%, 12/01/2022	1,500,000	1,525,763
6.50%, 12/01/2022	22,969	25,528
1.13%, 01/01/2023	4,299,232	4,285,075
1.17%, 01/01/2023	764,338	769,290
2.15%, 01/01/2023	484,242	476,807
2.33%, 01/01/2023	1,703,660	1,691,918
2.34%, 01/01/2023	1,360,980	1,352,361
2.37%, 01/01/2023	1,092,942	1,085,864
2.45%, 01/01/2023	728,321	731,771
2.51%, 01/01/2023	949,000	948,667
2.60%, 01/01/2023	767,372	776,895
1.16%, 02/01/2023	1,135,000	1,139,169
2.40%, 02/01/2023	1,465,000	1,466,958
2.45%, 02/01/2023	1,290,000	1,290,441
6.00%, 02/01/2023	267,866	287,664
2.49%, 03/01/2023	796,934	801,847
2.50%, 04/01/2023	1,445,000	1,448,369
2.64%, 04/01/2023	352,130	357,014
2.70%, 04/01/2023	602,735	608,718
2.52%, 05/01/2023	3,302,000	3,312,400
2.54%, 05/01/2023	310,000	311,572
5.00%, 05/01/2023	22,008	23,233
2.42%, 06/01/2023	894,413	893,668
2.76%, 06/01/2023	1,761,378	1,795,038
2.77%, 06/01/2023	929,000	945,369
2.64%, 07/01/2023	413,000	415,762
3.67%, 07/01/2023	4,850,000	5,163,054
3.74%, 07/01/2023	563,105	596,746
3.59%, 08/01/2023	1,135,000	1,199,348
4.18%, 09/01/2023	1,407,163	1,524,378
3.76%, 10/01/2023	967,756	1,027,622
3.38%, 12/01/2023	2,500,000	2,612,169
3.50%, 12/01/2023	2,234,000	2,349,665
3.45%, 01/01/2024	1,795,226	1,882,122
6.00%, 01/01/2024	73,986	80,109
6.00%, 01/01/2024	214,771	232,123
7.00%, 01/01/2024	502	560
6.50%, 02/01/2024	100,161	108,407
10.00%, 02/01/2024	522	524
3.76%, 03/01/2024	1,265,000	1,342,388
3.32%, 05/01/2024	2,500,000	2,592,616
8.00%, 05/01/2024	668	738
6.00%, 07/01/2024	52,144	56,651
6.50%, 07/01/2024	50,632	56,274
8.50%, 07/01/2024	1,492	1,692
5.00%, 08/01/2024	83,076	88,832
1.26%, 09/01/2024	3,689,779	3,695,124
7.50%, 10/01/2024	646	712
1.15%, 12/01/2024	5,000,000	5,017,073
2.90%, 12/01/2024	2,000,000	2,012,248
2.92%, 12/01/2024	1,000,000	1,010,914
3.08%, 12/01/2024	1,954,447	2,002,785
3.11%, 12/01/2024	2,500,000	2,559,566
2.93%, 01/01/2025	1,964,869	1,988,872
2.99%, 01/01/2025	1,575,296	1,604,920
3.64%, 01/01/2025	562,845	590,427
3.07%, 02/01/2025	4,995,000	5,090,639
2.70%, 04/01/2025	5,000,000	4,994,831
2.81%, 04/01/2025	1,400,000	1,399,757
6.50%, 04/01/2025	7,015	7,796
2.68%, 05/01/2025	1,938,946	1,935,222
8.50%, 05/01/2025	76	76
5.50%, 07/01/2025	93,950	104,217
3.10%, 09/01/2025	5,000,000	5,060,045
3.77%, 12/01/2025	3,500,000	3,702,035
3.50%, 01/01/2026	497,735	520,253
7.00%, 04/01/2026	5,959	6,272
3.50%, 04/15/2026 (3)	1,000,000	1,040,430
6.00%, 07/01/2026	52,912	59,734
3.29%, 08/01/2026	3,000,000	3,071,663
3.29%, 08/01/2026	1,500,000	1,536,070
4.55%, 08/01/2026	1,019,068	1,120,806
4.76%, 08/01/2026	1,043,607	1,153,778
4.77%, 08/01/2026	663,900	734,181
6.50%, 08/01/2026	90,668	100,770
3.25%, 09/01/2026	1,500,000	1,531,531
0.00%, 10/01/2026	10,675,314	10,184,878
3.24%, 10/01/2026	1,919,311	1,958,288
3.12%, 11/01/2026	1,000,000	997,012
3.29%, 11/01/2026	2,000,000	2,048,070
3.14%, 12/01/2026	1,921,105	1,945,878
3.24%, 12/01/2026	1,500,000	1,527,947
3.26%, 12/01/2026	995,861	1,017,569
4.66%, 12/01/2026	1,135,226	1,252,338
3.12%, 02/01/2027	1,474,307	1,492,367
3.25%, 02/01/2027	6,000,000	6,102,516
3.34%, 02/01/2027	1,500,000	1,563,070
2.91%, 03/01/2027	10,000,000	9,938,788
3.13%, 03/01/2027	6,835,000	6,891,303
3.50%, 03/01/2027	3,101,762	3,233,213
8.00%, 03/01/2027	7,572	8,428
3.00%, 04/01/2027	870,015	895,043
3.03%, 04/01/2027	1,500,000	1,501,824
3.00%, 04/15/2027 (3)	41,990,000	43,046,309
2.79%, 05/01/2027	2,000,000	1,966,484
2.81%, 05/01/2027	2,000,000	1,981,271
2.83%, 05/01/2027	8,000,000	7,883,163
3.00%, 05/01/2027	5,131,050	5,278,675
3.00%, 05/15/2027 (3)	17,000,000	17,402,421
3.00%, 06/01/2027	2,000,000	1,995,088
8.00%, 06/01/2027	7,219	8,028
3.50%, 07/01/2027	3,971,890	4,145,151
3.50%, 07/01/2027	8,698,552	9,105,575
6.00%, 07/01/2027	69,438	78,419
2.40%, 09/01/2027	6,498	6,876
2.50%, 09/01/2027	690,866	698,805
7.00%, 09/01/2027	1,067	1,218
6.00%, 11/01/2027	31,060	35,077
2.50%, 12/01/2027	1,567,947	1,585,926
6.00%, 12/01/2027	89,696	101,260
6.00%, 01/01/2028	150,587	170,045
2.50%, 03/01/2028	5,425,128	5,487,628
2.50%, 04/01/2028	6,402,219	6,475,672
2.50%, 04/15/2028 (3)	28,150,000	28,158,797
5.00%, 05/01/2028	31,444	34,321
2.50%, 05/15/2028 (3)	3,000,000	2,997,294
2.86%, 06/01/2028	4,300,000	4,245,554
8.00%, 06/01/2028	4,699	5,284
9.50%, 07/01/2028	1,118	1,189
2.57%, 08/01/2028	5,400,000	5,135,475
2.64%, 08/01/2028	3,398,841	3,250,305
3.00%, 08/01/2028	2,088,381	2,142,855
2.58%, 09/01/2028	3,830,000	3,639,018
2.59%, 09/01/2028	7,552,000	7,175,400
3.00%, 09/01/2028	3,113,902	3,195,955
8.00%, 09/01/2028	12,389	14,131
2.50%, 10/01/2028	746,605	755,153
2.55%, 10/01/2028	9,300,000	8,816,217
2.62%, 10/01/2028	9,733,000	9,336,530
6.00%, 10/01/2028	124,658	140,730
8.00%, 11/01/2028	37,066	44,386
2.69%, 12/01/2028	4,567,000	4,358,492
3.00%, 12/01/2028	1,285,723	1,319,261
6.00%, 12/01/2028	4,481	5,059
6.00%, 01/01/2029	5,669	6,458
7.00%, 01/01/2029	8,813	9,631
3.92%, 03/01/2029	4,047	4,302
6.50%, 03/01/2029	21,052	24,273
4.50%, 08/01/2029	253,603	272,507
4.50%, 09/01/2029	296,129	318,194
6.00%, 09/01/2029	83,332	94,076
3.63%, 10/01/2029	1,452,782	1,511,639
6.50%, 11/01/2029	764,984	874,207
4.50%, 01/01/2030	445,561	478,886
3.55%, 02/01/2030	1,500,000	1,550,228
8.50%, 02/01/2030	1,458	1,469
2.50%, 04/01/2030	3,159,067	3,175,821
3.03%, 04/01/2030	3,500,000	3,421,271
3.08%, 04/01/2030	2,000,000	1,976,231
2.50%, 05/01/2030	3,926,508	3,947,360
2.92%, 05/01/2030	4,000,000	3,797,259
2.94%, 05/01/2030	2,500,000	2,423,196
2.96%, 06/01/2030	2,003,353	1,970,355
3.13%, 06/01/2030	1,000,000	967,184
3.20%, 06/01/2030	1,000,000	996,092
3.30%, 07/01/2030	1,005,000	1,008,447
3.34%, 07/01/2030	1,500,000	1,514,217
3.39%, 09/01/2030	1,951,497	1,977,712
3.26%, 10/01/2030	5,125,870	5,145,349
3.00%, 02/01/2031	15,228,343	15,625,568
5.00%, 04/01/2031	170,277	188,821
2.00%, 08/01/2031	3,862,218	3,759,969
6.50%, 08/01/2031	17,779	20,446
4.00%, 11/01/2031	7,337,383	7,764,475
4.00%, 02/01/2032	500,470	528,442
6.50%, 02/01/2032	85,449	96,827
0.00%, 04/01/2032 (9)	6,309,000	6,312,943
7.00%, 06/01/2032	5,595	5,955
3.50%, 07/01/2032	173,947	181,690
7.00%, 08/01/2032	1,306	1,332
5.50%, 11/01/2032	67,995	78,283
3.50%, 12/01/2032	465,878	482,846
5.00%, 12/01/2032	988	1,021
6.00%, 12/01/2032	223,524	255,701
6.00%, 12/01/2032	28,452	32,355
3.50%, 02/01/2033	825,463	855,201
5.50%, 02/01/2033	3,375	3,777
7.00%, 02/01/2033	1,732	1,867
5.50%, 03/01/2033	118,367	133,861
6.00%, 03/01/2033	4,456	5,042
6.00%, 03/01/2033	5,618	6,361
6.00%, 03/01/2033	2,894	3,272
6.00%, 03/01/2033	7,666	8,774
6.00%, 03/01/2033	8,035	9,087
5.50%, 04/01/2033	81,640	91,424
6.00%, 05/01/2033	27,956	32,410
3.50%, 06/01/2033	301,560	312,517
5.00%, 06/01/2033	23,492	26,084
7.00%, 06/01/2033	138,485	163,162
5.00%, 07/01/2033	22,514	24,869
5.00%, 07/01/2033	29,505	32,507
5.50%, 07/01/2033	20,435	22,786
2.85%, 08/01/2033	44,074	46,572
6.00%, 08/01/2033	12,851	14,845
2.76%, 09/01/2033	51,567	53,436
3.10%, 09/01/2033	21,499	22,972
5.50%, 09/01/2033	306,909	343,673
6.00%, 09/01/2033	19,129	22,099
6.00%, 09/01/2033	15,636	17,225
3.50%, 10/01/2033	15,003,734	15,669,551
4.50%, 10/01/2033	7,270,149	7,831,277
2.98%, 11/01/2033	48,052	50,954
4.50%, 11/01/2033	27,518	29,629
5.00%, 11/01/2033	342,110	375,151
5.00%, 11/01/2033	7,709	8,450
5.00%, 11/01/2033	5,399,053	5,919,469
5.50%, 11/01/2033	5,828	6,533
4.00%, 12/01/2033	79,420	83,461
5.50%, 12/01/2033	120,059	137,614
2.91%, 01/01/2034	3,405	3,414
3.24%, 01/01/2034	18,992	20,069
5.50%, 01/01/2034	10,550	12,054
5.50%, 03/01/2034	11,667	13,192
5.00%, 04/01/2034	162,661	181,428
5.00%, 05/01/2034	47,091	52,277
2.91%, 06/01/2034	68,808	72,894
2.61%, 07/01/2034	6,853	7,267
2.46%, 08/01/2034	39,521	40,811
2.91%, 08/01/2034	30,444	31,972
3.00%, 08/01/2034	9,238	9,744
2.79%, 09/01/2034	6,637	7,000
4.50%, 09/01/2034	36,799	39,530
5.50%, 09/01/2034	28,612	32,028
2.74%, 10/01/2034	25,306	26,842
2.91%, 10/01/2034	53,586	56,810
5.50%, 10/01/2034	34,440	36,626
2.53%, 11/01/2034	15,989	16,827
3.09%, 11/01/2034	30,371	32,301
3.57%, 11/01/2034	1,421,861	1,450,548
3.61%, 11/01/2034	1,444,041	1,475,339
5.50%, 11/01/2034	90,668	101,495
6.00%, 11/01/2034	7,696	8,766
5.00%, 12/01/2034	390,179	426,872
5.00%, 12/01/2034	41,053	44,970
5.50%, 12/01/2034	5,418,023	6,060,590
2.78%, 01/01/2035	362,426	376,995
3.20%, 01/01/2035	15,867	16,710
5.00%, 01/01/2035	40,188	44,668
7.50%, 01/01/2035	59,654	70,492
2.84%, 02/01/2035	24,378	25,361
5.00%, 02/01/2035	1,039,139	1,137,691
5.00%, 02/01/2035	4,689,883	5,137,332
5.50%, 02/01/2035	99,175	111,014
3.15%, 03/01/2035	56,644	59,455
7.50%, 03/01/2035	71,060	82,902
2.84%, 04/01/2035	70,405	74,329
3.45%, 04/01/2035	1,942,725	1,959,790
6.00%, 04/01/2035	144,441	164,695
2.54%, 05/01/2035	45,445	47,913
2.85%, 05/01/2035	9,443	9,873
3.12%, 06/01/2035	3,400,000	3,242,293
5.00%, 06/01/2035	826,088	903,878
2.64%, 07/01/2035	58,355	61,702
5.00%, 07/01/2035	34,849	38,122
5.00%, 07/01/2035	4,465,177	4,885,497
5.00%, 07/01/2035	3,922,818	4,295,562
2.64%, 08/01/2035	9,571	10,080
2.86%, 09/01/2035	32,970	34,515
5.00%, 09/01/2035	86,213	96,109
3.11%, 10/01/2035	89,043	94,620
5.00%, 10/01/2035	460,209	504,560
5.00%, 10/01/2035	425,712	465,646
5.50%, 12/01/2035	50,734	53,798
2.66%, 01/01/2036	146,761	154,090
2.88%, 01/01/2036	69,510	73,410
3.88%, 01/01/2036	3,772	3,826
5.00%, 01/01/2036	79,894	87,444
6.50%, 01/01/2036	443,631	506,592
3.79%, 02/01/2036	28,197	29,853
5.00%, 02/01/2036	62,222	68,074
6.00%, 02/01/2036	7,057	7,796
7.00%, 02/01/2036	58,747	67,085
3.78%, 03/01/2036	547,675	581,642
7.00%, 03/01/2036	2,233	2,493
5.50%, 04/01/2036	114,547	127,960
6.50%, 04/01/2036	1,054	1,065
2.97%, 05/01/2036	32,703	34,552
5.50%, 05/01/2036	150,292	166,986
5.50%, 05/01/2036	95,224	106,459
2.87%, 06/01/2036	38,158	40,241
3.07%, 06/01/2036	246,356	262,467
3.18%, 06/01/2036	59,523	63,232
3.02%, 07/01/2036	105,647	112,340
6.50%, 07/01/2036	8,473	9,684
2.63%, 08/01/2036	53,238	56,273
2.95%, 08/01/2036	64,627	66,001
3.04%, 08/01/2036	199,635	210,812
3.13%, 08/01/2036	21,920	22,853
6.50%, 08/01/2036	280,508	319,974
2.69%, 09/01/2036	274,691	284,438
2.86%, 09/01/2036	87,256	92,106
2.98%, 09/01/2036	62,297	64,793
3.03%, 09/01/2036	173,781	183,766
3.20%, 09/01/2036	79,443	83,733
5.50%, 09/01/2036	1,893,821	2,119,801
6.00%, 09/01/2036	534,478	608,248
2.50%, 10/01/2036	9,985,921	9,742,762
3.07%, 10/01/2036	130,684	138,879
3.33%, 10/01/2036	79,340	84,355
3.37%, 10/01/2036	184,698	196,563
6.50%, 10/01/2036	66,652	75,575
3.00%, 11/01/2036	9,754,642	9,870,979
3.39%, 11/01/2036	40,008	42,307
3.62%, 11/01/2036	66,108	70,695
5.50%, 11/01/2036	38,822	43,303
6.00%, 11/01/2036	84,096	95,203
2.50%, 12/01/2036	5,574,027	5,438,302
3.35%, 12/01/2036	264,784	281,767
3.44%, 12/01/2036	68,755	72,818
7.00%, 12/01/2036	8,061	8,828
2.70%, 01/01/2037	90,918	94,666
3.47%, 01/01/2037	50,672	53,754
6.50%, 01/01/2037	179,468	201,815
7.50%, 01/01/2037	14,979	16,204
2.75%, 02/01/2037	119,608	124,438
3.31%, 02/01/2037	140,883	148,128
5.50%, 03/01/2037	727,619	811,634
6.00%, 03/01/2037	139,949	151,296
7.00%, 03/01/2037	25,190	28,593
3.42%, 04/01/2037	271,484	286,950
5.50%, 04/01/2037	235,489	263,724
7.00%, 04/01/2037	20,829	23,247
7.00%, 04/01/2037	121,781	142,687
5.50%, 05/01/2037	419,512	467,480
6.50%, 05/01/2037	8,664	8,911
7.50%, 05/01/2037	49,636	56,779
2.60%, 07/01/2037	122,362	127,189
2.72%, 07/01/2037	8,618	8,948
2.97%, 07/01/2037	311,754	333,349
3.11%, 07/01/2037	112,180	119,103
5.00%, 07/01/2037	853,822	934,163
5.00%, 07/01/2037	308,600	338,048
5.00%, 07/01/2037	1,138,045	1,248,287
3.61%, 08/01/2037	285,595	304,191
5.50%, 08/01/2037	2,893,204	3,239,895
6.50%, 08/01/2037	39,605	46,303
6.50%, 08/01/2037	49,088	56,703
2.71%, 09/01/2037	46,298	48,647
3.03%, 09/01/2037	10,911	11,188
3.06%, 09/01/2037	125,566	133,268
3.25%, 09/01/2037	14,648	14,989
5.91%, 09/01/2037	23,258	24,336
6.00%, 09/01/2037	113,517	129,305
7.00%, 09/01/2037	88,928	103,693
6.50%, 10/01/2037	119,780	134,814
7.50%, 10/01/2037	255,263	303,029
2.62%, 11/01/2037	89,263	94,322
2.79%, 11/01/2037	258,474	271,199
7.50%, 11/01/2037	92,845	108,574
8.00%, 11/01/2037	16,730	18,591
2.85%, 12/01/2037	473,394	502,341
3.41%, 01/01/2038	31,322	32,623
5.50%, 01/01/2038	224,643	250,366
8.00%, 01/01/2038	7,795	9,305
5.00%, 02/01/2038	143,941	157,442
5.50%, 02/01/2038	283,018	316,486
6.00%, 04/01/2038	38,807	43,830
5.50%, 05/01/2038	50,074	54,150
6.00%, 05/01/2038	393,017	445,688
5.50%, 06/01/2038	1,662,805	1,849,980
5.50%, 06/01/2038	225,396	250,884
5.50%, 09/01/2038	1,298,506	1,452,867
7.00%, 09/01/2038	85,315	104,674
6.50%, 10/01/2038	143,014	162,257
6.50%, 10/01/2038	551,033	623,929
7.00%, 10/01/2038	143,074	170,646
6.00%, 11/01/2038	89,867	104,003
7.00%, 11/01/2038	80,248	93,765
7.50%, 11/01/2038	66,364	80,983
7.00%, 12/01/2038	245,818	288,112
5.00%, 01/01/2039	3,590,344	3,918,868
7.00%, 01/01/2039	430,262	498,422
7.50%, 04/01/2039	305,092	380,531
5.00%, 06/01/2039	4,934,177	5,404,137
5.50%, 06/01/2039	28,308	30,540
5.00%, 09/01/2039	186,279	204,474
5.50%, 09/01/2039	138,949	154,738
4.50%, 11/01/2039	38,478	41,345
5.50%, 12/01/2039	158,369	176,386
6.00%, 12/01/2039	1,968,519	2,222,976
5.50%, 01/01/2040	856,041	973,254
5.00%, 03/01/2040	286,073	315,492
5.00%, 04/01/2040	1,701,598	1,884,856
4.00%, 07/01/2040	7,453,778	7,823,988
4.00%, 08/01/2040	265,661	279,402
4.50%, 08/01/2040	5,712,481	6,145,159
4.50%, 08/01/2040	5,985,575	6,422,595
4.50%, 08/01/2040	2,186,259	2,352,819
5.00%, 08/01/2040	519,341	569,731
5.00%, 08/01/2040	1,104,702	1,209,813
4.00%, 09/01/2040	1,952,792	2,054,713
4.00%, 10/01/2040	2,258,931	2,377,163
5.00%, 10/01/2040	489,796	536,482
6.00%, 10/01/2040	2,620,160	2,958,874
3.50%, 12/01/2040	160,745	165,416
4.00%, 12/01/2040	350,869	369,405
4.00%, 12/01/2040	1,927,837	2,029,115
4.50%, 12/01/2040	2,453,336	2,641,390
4.50%, 12/01/2040	8,391,119	9,035,143
4.00%, 01/01/2041	2,575,243	2,710,601
4.00%, 01/01/2041	1,071,998	1,128,457
4.00%, 01/01/2041	378,109	397,987
4.00%, 01/01/2041	779,743	820,658
4.00%, 01/01/2041	2,302,747	2,424,003
4.00%, 01/01/2041	1,536,117	1,616,802
4.00%, 01/01/2041	2,573,756	2,709,420
3.50%, 02/01/2041	13,474,373	13,865,558
4.00%, 02/01/2041	3,686,066	3,880,342
4.00%, 02/01/2041	98,564	103,764
4.00%, 02/01/2041	2,152,652	2,266,967
5.00%, 02/01/2041	1,031,221	1,139,201
4.50%, 03/01/2041	1,736,116	1,869,045
5.50%, 03/01/2041	70,214	78,594
4.50%, 04/01/2041	1,542,714	1,659,664
3.50%, 04/15/2041 (3)	2,000,000	2,045,938
4.00%, 04/15/2041 (3)	102,055,000	107,046,122
4.50%, 04/15/2041 (3)	33,210,000	35,611,239
5.00%, 04/15/2041 (3)	9,000,000	9,833,386
5.50%, 04/15/2041 (3)	8,000,000	8,886,134
4.50%, 05/01/2041	2,744,545	2,947,166
3.50%, 05/15/2041 (3)	102,820,000	104,956,733
6.00%, 07/01/2041	6,897,013	7,786,242
4.00%, 09/01/2041	425,368	447,890
4.00%, 10/01/2041	1,149,998	1,210,894
4.00%, 10/01/2041	1,639,661	1,725,875
3.50%, 11/01/2041	565,532	581,822
3.50%, 11/01/2041	5,786,090	5,952,043
3.50%, 12/01/2041	10,582,231	10,884,132
4.00%, 12/01/2041	2,222,410	2,339,524
4.00%, 12/01/2041	3,286,585	3,460,587
4.00%, 01/01/2042	5,024,018	5,289,762
4.50%, 01/01/2042	3,838,233	4,130,615
3.50%, 02/01/2042	695,384	715,190
4.00%, 03/01/2042	210,204	218,737
3.00%, 05/01/2042	773,504	771,468
3.50%, 05/01/2042	11,394,721	11,712,338
5.00%, 05/01/2042	3,704,724	4,061,299
3.50%, 06/01/2042	2,493,750	2,563,037
3.50%, 07/01/2042	1,700,219	1,747,613
3.50%, 07/01/2042	5,786,479	5,946,973
4.00%, 07/01/2042	705,244	746,301
4.00%, 07/01/2042	594,928	629,564
4.00%, 07/01/2042	613,171	648,448
4.00%, 07/01/2042	1,128,701	1,193,792
4.00%, 08/01/2042	7,982,062	8,405,515
3.50%, 09/01/2042	1,395,865	1,432,518
3.50%, 09/01/2042	7,621,828	7,834,290
3.00%, 10/01/2042	7,078,269	7,059,631
3.50%, 10/01/2042	1,088,828	1,119,179
3.50%, 10/01/2042	590,599	607,664
3.00%, 11/01/2042	2,700,051	2,692,941
3.50%, 11/01/2042	9,822,985	10,096,014
3.50%, 11/01/2042	4,195,888	4,312,019
4.50%, 11/01/2042	13,913,491	14,964,550
3.00%, 12/01/2042	1,639,033	1,634,717
3.00%, 12/01/2042	158,116	157,701
3.00%, 01/01/2043	2,293,140	2,287,101
3.00%, 01/01/2043	2,193,121	2,181,227
3.00%, 01/01/2043	1,376,285	1,372,663
3.00%, 01/01/2043	2,400,719	2,394,398
3.50%, 01/01/2043	1,134,811	1,164,653
3.50%, 01/01/2043	1,552,622	1,595,840
3.00%, 02/01/2043	1,201,350	1,194,839
3.50%, 02/01/2043	103,314	106,187
3.50%, 02/01/2043	108,291	111,300
3.50%, 03/01/2043	2,136,605	2,196,156
3.50%, 03/01/2043	788,226	808,982
3.00%, 04/01/2043	1,732,874	1,728,313
3.00%, 04/01/2043	3,836,054	3,825,754
3.50%, 04/01/2043	2,818,927	2,899,248
3.50%, 04/01/2043	6,668,691	6,853,871
3.00%, 04/15/2043 (3)	79,800,000	79,139,160
3.00%, 05/01/2043	515,166	513,729
3.00%, 05/01/2043	375,180	374,173
3.00%, 05/01/2043	14,732,059	14,692,520
3.00%, 05/01/2043	202,594	202,008
3.50%, 05/01/2043	134,233	137,958
3.50%, 05/01/2043	1,083,180	1,111,725
3.50%, 05/01/2043	2,859,790	2,935,077
3.50%, 05/01/2043	2,324,239	2,385,428
3.00%, 06/01/2043	9,661,116	9,633,178
3.00%, 06/01/2043	343,231	342,294
3.00%, 06/01/2043	124,926	124,578
3.00%, 06/01/2043	787,911	785,632
3.00%, 06/01/2043	152,468	152,051
3.00%, 06/01/2043	992,698	986,541
3.50%, 06/01/2043	2,552,916	2,620,066
3.00%, 07/01/2043	563,023	561,424
3.00%, 07/01/2043	455,586	454,295
3.00%, 07/01/2043	103,393	103,105
3.00%, 07/01/2043	155,602	155,137
3.00%, 07/01/2043	430,567	429,300
3.00%, 07/01/2043	1,437,902	1,433,744
3.00%, 07/01/2043	634,108	632,406
3.00%, 07/01/2043	116,672	116,329
3.00%, 07/01/2043	10,744,946	10,714,995
3.00%, 07/01/2043	2,030,946	2,024,862
3.00%, 07/01/2043	4,482,235	4,469,506
3.50%, 07/01/2043	13,240,505	13,603,520
4.00%, 07/01/2043	1,513,510	1,601,392
3.00%, 08/01/2043	1,315,529	1,308,807
3.00%, 08/01/2043	4,546,511	4,533,139
3.00%, 08/01/2043	2,135,370	2,128,755
3.00%, 08/01/2043	2,391,139	2,384,101
3.00%, 08/01/2043	5,201,333	5,187,637
3.00%, 09/01/2043	81,411	81,146
3.00%, 09/01/2043	3,449,228	3,438,910
3.00%, 09/01/2043	2,011,908	2,005,986
3.00%, 09/01/2043	146,955	146,466
5.00%, 09/01/2043	2,008,435	2,192,771
2.50%, 10/01/2043	3,011,122	2,884,500
3.00%, 10/01/2043	64,861	64,691
3.00%, 10/01/2043	142,062	141,688
3.00%, 10/01/2043	124,577	124,210
4.00%, 11/01/2043	5,975,488	6,269,692
4.00%, 12/01/2043	250,627	262,986
4.00%, 12/01/2043	3,195,130	3,378,034
3.00%, 02/01/2044	9,934,636	9,908,457
4.00%, 09/01/2044	2,319,638	2,433,720
4.00%, 11/01/2044	5,165,995	5,446,384
3.50%, 02/01/2045	11,932,151	12,264,298
3.00%, 04/01/2045	11,325,082	11,261,930
3.50%, 04/01/2045	17,786,340	18,205,376
3.00%, 05/01/2045	5,652,832	5,637,936
4.00%, 07/01/2045	12,534,075	13,201,497
0.00%, 08/01/2045	9,342,795	9,584,743
3.50%, 10/01/2045	1,878,749	1,934,784
3.50%, 11/01/2045	4,504,301	4,610,420
3.50%, 12/01/2045	3,906,668	4,014,324
4.00%, 12/01/2045	11,029,106	11,572,433
4.00%, 12/01/2045	2,357,486	2,473,588
3.50%, 01/01/2046	14,948,716	15,300,899
4.00%, 01/01/2046	6,656,038	6,984,199
4.00%, 01/01/2046	5,537,722	5,838,605
3.50%, 02/01/2046	7,416,677	7,621,331
4.50%, 02/01/2046	14,303,963	15,403,206
3.50%, 03/01/2046	1,980,601	2,040,564
4.00%, 03/01/2046	8,728,715	9,203,600
4.00%, 03/01/2046	1,192,139	1,256,998
2.50%, 05/01/2046	1,930,397	1,841,399
3.50%, 05/01/2046	3,296,114	3,388,099
3.50%, 06/01/2046	1,727,978	1,774,215
3.50%, 06/01/2046	9,055,812	9,298,134
3.50%, 06/01/2046	5,688,211	5,857,644
2.50%, 07/01/2046	3,874,347	3,695,725
3.50%, 07/01/2046	318,756	327,286
4.00%, 07/01/2046	9,647,421	10,172,305
3.00%, 08/01/2046	151,522	150,829
3.00%, 09/01/2046	444,813	442,779
3.00%, 09/01/2046	471,209	469,054
3.50%, 09/01/2046	4,088,113	4,191,597
4.00%, 10/01/2046	713,848	752,112
3.00%, 11/01/2046	1,248,252	1,242,544
3.00%, 01/01/2047	5,318,548	5,288,864
3.00%, 01/01/2047	9,999,707	9,923,737
3.00%, 01/01/2047	2,014,823	2,005,604
3.50%, 03/01/2047	10,153,304	10,427,282
6.00%, 11/01/2048	54,263	59,493
Fannie Mae REMIC Trust 2003-W1
5.56%, 12/25/2042	144,827	157,827
6.18%, 12/25/2042	37,923	42,357
Fannie Mae REMIC Trust 2003-W4
6.38%, 10/25/2042	21,430	25,307
Fannie Mae REMIC Trust 2004-W10
5.75%, 08/25/2034	702,000	789,223
Fannie Mae REMIC Trust 2004-W11
6.00%, 05/25/2044	117,634	133,839
Fannie Mae REMIC Trust 2005-W1
6.50%, 10/25/2044	202,510	232,314
Fannie Mae REMIC Trust 2006-W3
6.00%, 09/25/2046	189,923	215,109
Fannie Mae REMIC Trust 2007-W1
6.36%, 08/25/2047	27,577	30,567
Fannie Mae REMIC Trust 2007-W3
6.75%, 04/25/2037	52,027	59,421
Fannie Mae REMIC Trust 2007-W5
0.00%, 06/25/2037 PO	51,915	46,418
Fannie Mae REMIC Trust 2007-W7
33.29%, 07/25/2037	36,885	52,551
Fannie Mae REMIC Trust 2009-W1
6.00%, 12/25/2049	973,425	1,102,542
Fannie Mae REMICS
16.96%, 05/25/2017	137	138
6.00%, 06/25/2017	2	2
5.50%, 09/25/2017	237	238
5.00%, 10/25/2017	1,206	1,224
5.00%, 05/25/2018	7,426	7,596
4.75%, 09/25/2018	39,263	40,248
4.00%, 04/25/2019	10,461	10,669
8.00%, 07/25/2019	3,789	3,959
8.00%, 10/25/2019	1,186	1,250
4.00%, 11/25/2019	11,382	11,532
8.50%, 11/25/2019	739	787
9.00%, 11/25/2019	393	418
9.40%, 11/25/2019	594	631
7.50%, 12/25/2019	1,612	1,701
8.50%, 01/25/2020	191	204
8.80%, 01/25/2020	457	487
7.00%, 05/25/2020	172	181
5.50%, 06/25/2020	191	198
9.50%, 06/25/2020	302	327
7.00%, 07/25/2020	1,701	1,794
5.50%, 08/25/2020	241	250
6.50%, 08/25/2020	2,580	2,724
505.00%, 08/25/2020	4	29
1118.04%, 08/25/2020 IO	5	40
6.50%, 09/25/2020	1,135	1,196
7.00%, 09/25/2020	302	321
9.00%, 10/25/2020	1,377	1,488
20.13%, 11/25/2020	206	265
652.15%, 12/25/2020 IO	11	107
7.00%, 01/25/2021	399	423
908.50%, 02/25/2021 IO	1	3
5.00%, 03/25/2021	454	472
7.00%, 03/25/2021	15,886	16,773
15.96%, 05/25/2021	296	348
8.50%, 06/25/2021	373	402
8.75%, 06/25/2021	1,617	1,748
1003.18%, 06/25/2021	9	62
6.50%, 07/25/2021	1,088	1,165
6.50%, 09/25/2021	97,496	104,685
14.12%, 09/25/2021	873	959
8.75%, 10/25/2021	2,914	3,119
23.81%, 12/25/2021	415	518
6.00%, 02/25/2022	97,594	106,487
6.50%, 02/25/2022	15,537	16,711
0.00%, 03/25/2022 PO	38,358	37,144
7.50%, 06/25/2022	101	111
7.00%, 07/25/2022	1,468	1,575
7.50%, 07/25/2022	16,084	17,633
8.00%, 07/25/2022	18,328	20,431
8.00%, 07/25/2022	1,185	1,281
1184.78%, 07/25/2022 IO	6	104
6.00%, 08/25/2022	69	69
6.00%, 08/25/2022	2,992	3,214
6.50%, 08/25/2022	3,740	4,049
1.00%, 09/25/2022	1,508	1,508
5.50%, 09/25/2022	1,948	2,052
6.00%, 09/25/2022	121,899	133,621
7.50%, 09/25/2022	14,055	15,226
7.75%, 09/25/2022	6,948	7,674
8.00%, 09/25/2022	21,966	24,444
0.00%, 10/25/2022 PO	2,220	2,115
1.32%, 10/25/2022	1,260	1,275
7.00%, 10/25/2022	3,068	3,364
7.50%, 10/25/2022	10,145	11,191
7.90%, 01/25/2023	10,627	11,851
6.50%, 02/25/2023	4,235	4,566
7.00%, 02/25/2023	45,857	50,560
15.50%, 02/25/2023	1,769	2,355
5.50%, 03/25/2023	209,840	226,722
6.50%, 03/25/2023	3,199	3,482
7.00%, 03/25/2023	27,983	30,461
7.50%, 03/25/2023	10,844	12,028
7.70%, 03/25/2023	4,503	4,998
0.00%, 04/25/2023 PO	1,639	1,572
5.50%, 04/25/2023	389,066	421,635
5.50%, 04/25/2023	11,911	12,666
6.00%, 04/25/2023	7,314	8,130
7.00%, 04/25/2023	9,629	10,480
17.17%, 04/25/2023 IO	8,298	2,736
19.10%, 04/25/2023	4,620	6,100
5.50%, 05/25/2023	92,775	98,526
7.00%, 05/25/2023	106,868	117,409
5.00%, 06/25/2023	68,343	69,913
5.52%, 06/25/2023 IO	63,242	4,536
6.67%, 06/25/2023 IO	6,370	50
4.50%, 07/25/2023	153,197	162,681
6.50%, 07/25/2023	2,555	2,786
6.79%, 07/25/2023	55,199	60,536
7.00%, 07/25/2023	34,339	37,616
7.00%, 07/25/2023	53,050	58,434
1.86%, 08/25/2023	6,419	6,520
6.88%, 08/25/2023	47,692	51,975
7.00%, 08/25/2023	86,213	94,697
7.07%, 08/25/2023 IO	2,080	208
8.36%, 08/25/2023 IO	43,309	7,685
0.00%, 09/25/2023 PO	1,554	1,491
0.00%, 09/25/2023 PO	4,057	3,872
1.63%, 09/25/2023	35,521	35,549
6.50%, 09/25/2023	4,552	4,994
12.50%, 09/25/2023	3,141	3,524
13.55%, 09/25/2023	2,530	3,074
6.50%, 10/25/2023	69,485	77,225
6.50%, 10/25/2023	29,869	32,707
10.50%, 10/25/2023	1,446	1,760
20.63%, 10/25/2023	4,030	5,646
27.06%, 10/25/2023	2,169	3,180
0.00%, 11/25/2023 PO	470	449
6.50%, 11/25/2023	25,889	28,774
1.58%, 12/25/2023	1,995	1,999
1.98%, 12/25/2023	5,537	5,598
6.50%, 12/25/2023	6,726	7,412
12.33%, 12/25/2023	2,576	3,158
21.06%, 12/25/2023	5,537	7,714
28.28%, 12/25/2023	6,806	10,124
5.00%, 02/25/2024 IO	87,487	4,957
5.00%, 03/25/2024 IO	49,197	1,479
5.00%, 03/25/2024 IO	32,766	1,463
6.50%, 03/25/2024	22,545	24,689
6.50%, 03/25/2024	124,239	136,321
7.00%, 04/25/2024	181,741	199,368
7.00%, 04/25/2024	83,120	92,870
5.50%, 07/25/2024	22,792	24,602
5.50%, 08/25/2024	211,304	229,422
5.00%, 11/25/2024	336,023	360,147
8.50%, 01/25/2025	4,616	5,333
8.80%, 01/25/2025	7,708	8,952
1.28%, 07/25/2025	37,821	37,878
5.50%, 08/25/2025	192,950	211,585
5.50%, 01/25/2026	137,111	147,009
28.34%, 10/25/2026	27,177	41,327
7.00%, 11/25/2026	45,680	50,955
1.84%, 03/25/2027 IO	24,757	732
1.84%, 03/25/2027 IO	8,095	257
7.50%, 04/18/2027	7,765	8,990
7.50%, 04/20/2027	11,106	12,876
6.50%, 04/25/2027	26,758	29,743
7.50%, 05/20/2027	47,537	55,174
1.38%, 05/25/2027	3,916,756	3,930,718
6.50%, 07/18/2027	2,449	2,721
7.00%, 12/18/2027 IO	11,790	1,343
6.00%, 07/18/2028	16,800	18,968
6.62%, 07/25/2028 IO	418,770	61,757
3.00%, 12/25/2028	1,237,521	1,199,535
6.00%, 12/25/2028	8,242	8,979
7.17%, 12/25/2028 IO	14,114	1,895
5.00%, 03/25/2029	372,292	400,673
5.50%, 04/18/2029	33,847	37,196
6.35%, 04/25/2029	9,071	9,993
7.50%, 12/18/2029	13,156	15,183
7.50%, 02/25/2030	73,860	85,643
8.12%, 07/25/2030 IO	26,463	5,381
8.50%, 01/25/2031 IO	3,289	736
7.00%, 03/25/2031	10,242	11,910
3.50%, 04/25/2031	1,084,000	1,140,567
6.00%, 07/25/2031 IO	46,826	10,740
7.00%, 07/25/2031	26,328	30,595
7.00%, 08/25/2031	47,233	54,147
6.50%, 09/25/2031	11,221	12,741
7.00%, 09/25/2031	67,865	78,960
7.00%, 09/25/2031	10,910	12,661
7.00%, 09/25/2031	12,446	14,365
21.06%, 09/25/2031	36,044	59,577
6.50%, 10/25/2031	8,754	9,648
20.00%, 10/25/2031	22,129	30,546
6.00%, 11/25/2031	83,433	94,559
7.00%, 11/25/2031	86,793	101,105
13.54%, 11/25/2031	24,831	33,900
15.18%, 12/25/2031	2,690	3,706
0.00%, 01/25/2032 PO	3,525	3,213
22.00%, 02/25/2032	12,080	19,464
1.60%, 03/25/2032 IO	93,060	5,010
10.00%, 03/25/2032	1,349	1,703
0.00%, 04/25/2032 PO	2,717	2,436
6.00%, 04/25/2032	219,175	248,610
6.50%, 04/25/2032	40,852	46,050
6.50%, 05/25/2032	82,033	90,485
6.50%, 06/25/2032	32,728	36,781
6.50%, 07/25/2032 IO	156,619	25,327
6.50%, 08/25/2032	93,429	106,128
17.10%, 08/25/2032	64,533	71,309
1.78%, 11/25/2032	422,772	433,343
5.00%, 11/25/2032	21,218	22,718
6.00%, 11/25/2032	609,524	689,361
8.50%, 11/25/2032	27,603	32,112
0.00%, 12/25/2032 PO	17,954	16,157
5.50%, 12/25/2032	211,202	224,301
12.68%, 12/25/2032	14,740	17,590
0.00%, 01/25/2033 PO	19,358	19,121
6.50%, 02/25/2033	30,653	35,010
5.00%, 03/25/2033 IO	40,376	5,802
6.00%, 03/25/2033	36,447	37,054
4.00%, 04/25/2033	333,575	350,191
0.00%, 05/25/2033 PO	10,437	9,245
4.00%, 05/25/2033	17,233	18,106
6.00%, 05/25/2033	233,000	253,406
6.00%, 05/25/2033	59,176	67,385
6.00%, 05/25/2033	124,000	138,664
6.00%, 05/25/2033 IO	15,147	3,651
6.50%, 05/25/2033 IO	142,324	36,088
7.00%, 05/25/2033 IO	236,530	29,625
5.75%, 06/25/2033	91,697	102,952
6.12%, 06/25/2033 IO	120,094	9,986
12.24%, 06/25/2033	89,334	104,043
11.79%, 07/25/2033	35,132	42,826
12.24%, 07/25/2033	27,490	29,718
0.00%, 08/25/2033 PO	9,914	9,247
5.50%, 08/25/2033	4,536	4,534
5.50%, 08/25/2033	163,706	182,708
5.50%, 08/25/2033 IO	357,525	67,649
6.42%, 08/25/2033	107,062	111,617
8.40%, 08/25/2033	9,385	10,965
15.20%, 08/25/2033	57,808	71,933
3.50%, 09/25/2033	1,500,000	1,551,742
10.86%, 09/25/2033	26,629	31,310
3.00%, 10/25/2033	908,000	890,548
5.50%, 10/25/2033	1,199,135	1,336,106
6.62%, 11/25/2033 IO	187,613	36,265
0.00%, 12/25/2033 PO	141,645	128,335
12.14%, 12/25/2033	38,596	42,526
1.73%, 01/25/2034	206,673	211,121
10.05%, 01/25/2034	9,854	11,519
14.24%, 01/25/2034	21,683	26,285
5.50%, 02/25/2034	34,191	35,282
24.67%, 02/25/2034	52,581	59,746
0.00%, 03/25/2034 PO	182,569	166,738
1.38%, 03/25/2034	167,450	167,518
5.50%, 04/25/2034	313,280	345,107
16.83%, 04/25/2034	99,863	136,803
1.38%, 05/25/2034	377,982	377,736
13.80%, 05/25/2034	26,782	32,401
16.83%, 05/25/2034	161,606	234,848
20.07%, 05/25/2034	35,978	53,390
5.50%, 07/25/2034	655,877	718,314
12.28%, 07/25/2034	24,130	30,929
1.23%, 08/25/2034	121,198	121,081
17.10%, 11/25/2034	48,929	57,755
18.58%, 12/25/2034	491	503
21.44%, 01/25/2035	14,900	17,768
0.00%, 04/25/2035 PO	105,286	102,595
1.33%, 04/25/2035	176,219	176,158
5.00%, 04/25/2035	974,461	1,058,800
14.55%, 05/25/2035	15,020	18,099
17.32%, 05/25/2035	205,772	268,527
17.43%, 05/25/2035	141,461	185,045
21.15%, 05/25/2035	47,237	62,612
5.00%, 06/25/2035	49,735	51,506
6.50%, 06/25/2035	1,537	1,580
20.59%, 06/25/2035	54,105	77,123
5.73%, 07/25/2035 IO	123,566	21,289
5.75%, 07/25/2035	2,107,077	2,440,342
14.92%, 07/25/2035	45,446	60,490
5.50%, 08/25/2035	179,186	198,644
5.50%, 08/25/2035	1,032,897	1,064,336
14.25%, 08/25/2035	65,345	83,943
14.42%, 08/25/2035	82,321	105,705
0.00%, 09/25/2035 PO	27,534	25,967
20.27%, 09/25/2035	20,812	29,732
0.00%, 10/25/2035 PO	39,026	35,333
5.75%, 10/25/2035	176,932	196,160
14.42%, 10/25/2035	73,511	91,913
20.97%, 11/25/2035	361,859	532,977
5.50%, 12/25/2035	93,686	100,293
5.50%, 12/25/2035	584,000	663,030
6.00%, 12/25/2035	1,000,000	1,069,080
6.00%, 12/25/2035	34,789	38,492
0.00%, 01/25/2036 PO	16,612	16,178
5.50%, 01/25/2036	65,816	71,583
0.00%, 03/25/2036 PO	31,548	27,547
0.00%, 03/25/2036 PO	278,871	237,820
5.50%, 03/25/2036	134,863	143,721
5.50%, 03/25/2036	409,009	457,685
5.50%, 03/25/2036	388,656	434,289
5.72%, 03/25/2036 IO	1,022,526	203,256
20.97%, 03/25/2036	24,140	35,090
0.00%, 04/25/2036 PO	95,816	82,980
0.00%, 04/25/2036 PO	103,581	95,083
0.00%, 04/25/2036 PO	47,000	42,217
1.23%, 04/25/2036	180,666	179,092
25.73%, 05/25/2036	31,273	52,112
0.00%, 06/25/2036 PO	76,540	70,577
0.00%, 06/25/2036 PO	224,709	203,163
0.00%, 06/25/2036 PO	53,405	48,194
0.00%, 06/25/2036 PO	25,557	23,225
0.00%, 06/25/2036 PO	176,403	160,879
1.38%, 06/25/2036	60,557	60,458
5.60%, 06/25/2036 IO	222,579	34,507
20.60%, 06/25/2036	9,670	12,817
0.96%, 06/27/2036	1,040,613	1,013,372
0.00%, 07/25/2036 PO	61,048	53,297
0.00%, 07/25/2036 PO	45,790	44,197
0.00%, 07/25/2036 PO	32,866	29,961
0.00%, 07/25/2036 PO	16,375	14,975
1.27%, 07/25/2036	501,431	499,174
1.44%, 07/25/2036	53,059	52,509
5.54%, 07/25/2036 IO	88,693	15,855
6.00%, 07/25/2036	731,495	820,976
6.50%, 07/25/2036	348,857	406,147
6.50%, 07/25/2036	462,380	533,441
24.87%, 07/25/2036	29,255	49,924
34.01%, 07/25/2036	23,667	42,008
0.00%, 08/25/2036 PO	21,520	19,813
0.00%, 08/25/2036 PO	45,723	41,217
0.00%, 08/25/2036 PO	59,877	55,108
0.00%, 08/25/2036 PO	110,030	99,732
1.33%, 08/25/2036	192,899	192,342
5.52%, 08/25/2036 IO	93,197	25,522
6.50%, 08/25/2036	53,547	59,859
6.50%, 08/25/2036	259,917	294,143
0.00%, 09/25/2036 PO	60,326	55,198
0.00%, 09/25/2036 PO	60,451	55,598
0.00%, 09/25/2036 PO	34,369	32,061
6.50%, 09/25/2036	33,692	37,598
4.50%, 10/25/2036	284,100	304,952
22.27%, 10/25/2036	37,967	54,482
0.00%, 11/25/2036 PO	42,504	37,707
0.00%, 11/25/2036 PO	96,806	87,951
0.00%, 11/25/2036 PO	16,089	14,413
0.00%, 12/25/2036 PO	51,000	43,902
0.00%, 12/25/2036 PO	20,493	18,570
0.86%, 12/25/2036	550,995	538,792
1.04%, 12/25/2036	138,802	136,276
5.67%, 12/25/2036 IO	241,254	33,675
22.63%, 12/25/2036	11,184	16,617
0.00%, 01/25/2037 PO	149,900	129,486
0.00%, 01/25/2037 PO	47,727	42,272
5.50%, 01/25/2037	74,221	78,629
1.23%, 02/25/2037	172,167	171,445
33.11%, 02/25/2037	8,374	18,942
0.00%, 03/25/2037 PO	43,813	39,548
1.48%, 03/25/2037	110,358	110,658
1.73%, 03/25/2037	119,094	120,927
5.00%, 03/25/2037	11,337	12,229
5.10%, 03/25/2037 IO	17,035	2,265
5.46%, 03/25/2037 IO	395,791	69,742
6.00%, 03/25/2037	638,253	693,533
0.00%, 04/25/2037 PO	143,902	132,063
5.12%, 04/25/2037 IO	144,138	12,689
19.39%, 04/25/2037	84,302	120,018
0.00%, 05/25/2037 PO	27,710	25,559
1.28%, 05/25/2037	79,416	79,003
6.00%, 05/25/2037	384,241	427,705
1.38%, 06/25/2037	490,452	489,992
1.43%, 06/25/2037	36,035	37,335
4.80%, 06/25/2037 IO	81,211	11,449
5.12%, 06/25/2037 IO	310,610	47,964
5.12%, 06/25/2037 IO	105,786	16,101
6.50%, 06/25/2037	48,711	54,122
0.00%, 07/25/2037 PO	101,914	92,725
1.35%, 07/25/2037	90,856	90,984
1.48%, 07/25/2037	56,209	56,416
5.42%, 07/25/2037 IO	625,651	93,327
5.50%, 07/25/2037	247,555	276,301
5.64%, 07/25/2037 IO	319,910	43,532
6.17%, 07/25/2037 IO	1,062,101	225,184
14.05%, 07/25/2037	60,795	75,948
1.43%, 08/25/2037	380,254	381,648
5.50%, 08/25/2037	130,100	140,098
6.00%, 08/25/2037	38,737	43,075
6.00%, 08/25/2037	220,071	237,651
6.00%, 08/25/2037	155,338	170,962
6.00%, 08/25/2037	157,731	174,413
20.42%, 08/25/2037	88,221	129,868
1.43%, 09/25/2037	1,534,518	1,543,379
5.56%, 09/25/2037 IO	320,377	58,956
13.70%, 09/25/2037	23,440	29,836
0.00%, 10/25/2037 PO	896,151	785,283
5.47%, 10/25/2037 IO	336,325	57,130
5.48%, 10/25/2037 IO	358,921	42,171
6.18%, 10/25/2037	122,775	136,393
1.18%, 10/27/2037	9,027	9,021
5.38%, 12/25/2037 IO	18,002	1,911
5.42%, 12/25/2037 IO	433,481	57,406
5.47%, 12/25/2037 IO	331,822	59,212
6.50%, 12/25/2037	278,964	317,528
1.78%, 01/25/2038 IO	890,945	43,912
4.93%, 02/25/2038 IO	361,768	55,848
5.02%, 02/25/2038 IO	632,410	102,229
1.88%, 03/25/2038	77,056	78,373
5.22%, 03/25/2038 IO	97,576	13,089
5.25%, 03/25/2038 IO	89,451	11,170
6.01%, 03/25/2038 IO	153,503	25,485
12.04%, 03/25/2038	40,043	47,391
5.50%, 04/25/2038	445,727	452,712
5.87%, 04/25/2038 IO	87,972	10,940
5.92%, 04/25/2038 IO	132,297	19,194
6.50%, 04/25/2038	93,463	100,904
17.75%, 04/25/2038	47,429	63,151
0.00%, 05/25/2038 PO	3,561	3,296
2.16%, 06/25/2038 IO	378,786	22,752
5.00%, 07/25/2038	78,372	84,701
5.00%, 07/25/2038	87,114	95,253
5.50%, 07/25/2038	429,156	470,474
6.22%, 07/25/2038 IO	88,572	13,749
4.87%, 09/25/2038 IO	175,225	23,888
4.87%, 09/25/2038 IO	317,928	40,718
4.50%, 11/25/2038	34,434	35,139
1.38%, 12/25/2038	154,572	154,977
4.00%, 02/25/2039	208,119	213,247
4.50%, 02/25/2039	16,045	16,777
5.57%, 02/25/2039 IO	222,452	43,108
5.67%, 03/25/2039 IO	160,235	24,917
1.43%, 04/25/2039	444,786	448,062
4.00%, 07/25/2039	393,686	394,817
5.00%, 07/25/2039 IO	145,125	25,203
7.00%, 07/25/2039	8,848	9,682
5.00%, 08/25/2039	546,672	599,214
6.00%, 08/25/2039	640,604	724,026
5.00%, 09/25/2039	422,648	451,259
6.03%, 09/25/2039	269,498	307,248
4.92%, 10/25/2039 IO	132,901	16,596
5.50%, 10/25/2039 IO	332,307	59,383
3.00%, 12/25/2039	645,273	687,337
5.20%, 12/25/2039 IO	142,183	18,316
6.30%, 12/25/2039	422,047	479,230
0.00%, 01/25/2040 PO	80,046	72,464
5.27%, 01/25/2040 IO	248,442	39,140
6.21%, 02/25/2040	107,778	122,778
1.58%, 03/25/2040	166,940	168,981
6.23%, 03/25/2040	318,128	364,101
6.44%, 03/25/2040	349,943	404,590
10.70%, 03/25/2040	524,925	628,335
1.58%, 04/25/2040	145,289	146,349
5.44%, 04/25/2040 IO	223,628	26,769
14.39%, 04/25/2040	235,301	322,710
1.58%, 05/25/2040	151,670	152,985
5.42%, 05/25/2040 IO	118,110	18,358
0.00%, 06/25/2040 PO	129,901	113,150
5.00%, 06/25/2040	1,246,063	1,355,519
5.50%, 06/25/2040	1,007,000	1,075,973
5.50%, 07/25/2040	614,677	688,058
4.00%, 08/25/2040	2,065,238	2,110,050
5.00%, 09/25/2040	206,000	231,319
5.50%, 10/25/2040	2,012,000	2,261,815
3.46%, 11/25/2040 IO	1,221,538	100,361
1.53%, 01/25/2041	319,562	321,222
5.55%, 01/25/2041 IO	1,055,899	220,132
1.91%, 04/25/2041 IO	2,200,562	131,917
1.48%, 07/25/2041	113,436	113,748
1.53%, 08/25/2041	362,116	366,233
1.48%, 11/25/2041	406,039	405,957
7.00%, 11/25/2041	2,181,734	2,569,003
7.00%, 11/25/2041	2,595,122	3,044,151
7.00%, 11/25/2041	1,966,290	2,306,295
3.50%, 03/25/2042	1,000,000	1,012,309
6.50%, 06/25/2042	79,028	91,804
1.43%, 09/25/2042	627,286	627,045
1.48%, 09/25/2042	2,329,941	2,287,183
1.48%, 09/25/2042	306,639	307,320
1.48%, 10/25/2042	995,931	995,285
3.00%, 02/25/2043	1,000,000	956,479
3.50%, 02/25/2043	619,203	641,000
0.00%, 09/25/2043 PO	1,960,010	1,531,922
0.00%, 10/25/2043 PO	1,370,554	1,059,453
0.00%, 12/25/2043 PO	3,668,105	2,848,112
3.00%, 08/25/2044 (9)	5,231,843	5,313,564
3.00%, 01/25/2046	2,891,848	2,939,288
5.12%, 11/25/2049 IO	161,793	20,655
5.82%, 02/25/2051	197,117	214,944
5.45%, 07/25/2051	72,627	80,035
Fannie Mae Trust 2003-W2
5.90%, 07/25/2042	77,604	86,398
6.50%, 07/25/2042	134,101	155,303
Fannie Mae Trust 2003-W6
5.20%, 09/25/2042	505,407	568,157
6.50%, 09/25/2042	209,988	241,638
Fannie Mae Trust 2003-W8
1.38%, 05/25/2042	47,166	46,567
7.00%, 10/25/2042	254,382	297,509
Fannie Mae Trust 2004-W1
7.00%, 12/25/2033	328,338	384,052
Fannie Mae Trust 2004-W15
1.23%, 08/25/2044	216,480	214,838
Fannie Mae Trust 2004-W2
7.00%, 02/25/2044	80,603	94,002
Fannie Mae Trust 2004-W8
7.50%, 06/25/2044	79,317	93,262
Fannie Mae Trust 2005-W3
1.20%, 03/25/2045	1,779,676	1,735,045
Fannie Mae Trust 2005-W4
6.00%, 08/25/2045	98,594	111,556
Fannie Mae Trust 2006-W2
2.66%, 11/25/2045	252,113	268,100
1.20%, 02/25/2046	843,453	842,794
Fannie Mae Whole Loan
1.24%, 11/25/2046	2,126,675	2,130,094
Fannie Mae-Aces
1.18%, 08/25/2019	490,801	489,255
1.80%, 12/25/2019	743,000	743,481
4.33%, 03/25/2020	717,921	755,279
3.66%, 11/25/2020	562,977	581,951
3.73%, 06/25/2021	5,158,000	5,444,651
3.76%, 06/25/2021	1,024,336	1,074,409
2.92%, 08/25/2021	706,000	719,248
2.61%, 10/25/2021	3,000,000	3,049,867
1.91%, 11/25/2022	3,229,635	3,243,328
2.28%, 12/27/2022	1,357,000	1,341,827
2.39%, 01/25/2023	1,342,000	1,339,677
3.51%, 12/25/2023	8,394,000	8,853,656
3.47%, 01/25/2024	16,000,000	16,811,464
3.10%, 07/25/2024	1,066,000	1,094,987
3.02%, 08/25/2024	1,273,000	1,277,978
2.53%, 09/25/2024	1,390,000	1,373,695
2.72%, 10/25/2024	13,450,000	13,439,356
2.59%, 12/25/2024	1,640,000	1,613,102
3.05%, 12/25/2024	2,860,769	2,880,146
2.83%, 01/25/2025	3,500,000	3,457,740
2.90%, 01/25/2025	2,000,000	2,011,620
2.94%, 11/25/2025	8,800,000	8,800,398
2.38%, 09/25/2026	5,500,000	5,080,805
2.42%, 10/25/2026	5,335,000	5,091,436
2.57%, 12/25/2026	8,000,000	7,673,255
3.09%, 04/25/2027	23,211,000	23,299,069
FDIC Guaranteed Notes Trust 2010-C1
2.98%, 12/06/2020 (Acquired 10/28/2013, Cost $756,670) (1)	750,277	754,385
FHLMC-GNMA
7.00%, 03/25/2023	15,364	16,647
6.25%, 11/25/2023	10,243	11,113
7.50%, 04/25/2024	74,638	83,067
First Horizon Alternative Mortgage Securities Trust 2005-FA7
5.00%, 09/25/2020	9,046	9,086
First Horizon Alternative Mortgage Securities Trust 2005-FA8
5.50%, 11/25/2035	139,462	117,990
First Horizon Alternative Mortgage Securities Trust 2006-FA6
5.75%, 11/25/2021	39,737	39,059
First Horizon Alternative Mortgage Securities Trust 2006-FA8
5.75%, 02/25/2037	68,814	60,533
First Horizon Alternative Mortgage Securities Trust 2007-FA4
4.67%, 08/25/2037 IO	1,169,681	218,787
First Horizon Mortgage Pass-Through Trust 2004-AR2
3.14%, 05/25/2034	59,350	58,650
First Horizon Mortgage Pass-Through Trust 2004-AR7
2.94%, 02/25/2035	329,051	327,485
First Horizon Mortgage Pass-Through Trust 2005-AR1
3.18%, 04/25/2035	182,703	183,853
FNDUS BELLAMY
3.34%, 04/25/2029 (9)	5,200,000	5,320,276
Freddie Mac Gold Pool
6.00%, 04/01/2017	3	3
6.00%, 04/01/2017	2,039	2,037
5.50%, 06/01/2017	113	114
5.00%, 10/01/2017	3,600	3,704
6.50%, 11/01/2017	198	199
5.00%, 12/01/2017	19,556	20,127
5.00%, 12/01/2017	17,910	18,432
6.50%, 12/01/2017	372	373
5.50%, 01/01/2018	5,413	5,460
5.50%, 02/01/2018	5,214	5,281
5.50%, 04/01/2018	65,515	66,541
6.00%, 04/01/2018	1,470	1,489
6.50%, 04/01/2018	1,168	1,171
4.00%, 06/01/2018	1,075	1,112
4.50%, 08/01/2018	1,833	1,877
4.50%, 10/01/2018	14,277	14,618
4.50%, 10/01/2018	1,205	1,233
5.00%, 12/01/2018	4,215	4,338
5.50%, 01/01/2019	11,468	11,634
6.50%, 09/01/2019	2,317	2,377
5.50%, 12/01/2019	14,388	14,742
6.00%, 02/01/2020	2,201	2,219
5.50%, 04/01/2020	18,512	18,921
5.50%, 06/01/2020	5,639	5,702
6.00%, 06/01/2020	10,164	10,534
8.00%, 07/01/2020	8	8
6.00%, 08/01/2020	4,930	5,117
6.00%, 07/01/2021	22,570	23,329
6.00%, 07/01/2021	3,761	3,815
6.00%, 01/01/2022	1,038	1,044
6.00%, 02/01/2022	643	645
6.00%, 03/01/2022	5,216	5,305
6.50%, 03/01/2022	4,345	4,527
6.00%, 12/01/2022	7,940	8,963
5.50%, 02/01/2024	18,733	19,891
4.00%, 07/01/2024	428,373	451,196
8.00%, 08/01/2024	878	995
8.00%, 11/01/2024	659	718
7.50%, 08/01/2025	1,572	1,769
3.50%, 11/01/2025	491,207	512,003
3.50%, 12/01/2025	1,632,407	1,709,145
10.00%, 03/17/2026	22,997	23,275
7.00%, 04/01/2026	1,680	1,908
3.50%, 08/01/2026	1,774,811	1,857,862
3.50%, 01/01/2027	317,672	332,582
6.50%, 01/01/2028	53,912	61,428
2.50%, 03/01/2028	12,630,660	12,779,284
2.50%, 04/01/2028	3,331,747	3,370,925
3.00%, 07/01/2028	2,706,557	2,777,819
8.50%, 07/01/2028	4,564	5,457
3.00%, 08/01/2028	1,487,441	1,528,081
3.00%, 09/01/2028	5,582,021	5,729,199
3.00%, 10/01/2028	2,353,385	2,418,221
7.00%, 12/01/2028	67,691	77,728
3.00%, 05/01/2029	2,097,129	2,154,882
6.50%, 06/01/2029	22,094	24,723
7.00%, 07/01/2029	1,061	1,165
6.50%, 08/01/2029	114,457	130,764
6.00%, 10/01/2029	22,410	25,591
2.50%, 03/01/2030	2,333,883	2,338,289
2.50%, 07/01/2030	5,643,463	5,654,016
10.00%, 10/01/2030	144,260	155,468
7.00%, 01/01/2031	63,136	72,366
3.00%, 04/01/2031	8,901,896	9,136,278
2.50%, 08/01/2031	2,754,515	2,758,902
3.50%, 01/01/2032	811,361	846,759
7.50%, 01/01/2032	142,831	165,462
3.50%, 03/01/2032	332,675	347,210
7.00%, 07/01/2032	5,765	6,389
7.00%, 08/01/2032	7,112	7,998
5.50%, 01/01/2033	141,249	156,986
3.50%, 02/01/2033	261,442	271,293
6.00%, 02/01/2033	95,267	104,829
3.50%, 05/01/2033	1,243,563	1,290,713
3.50%, 05/01/2033	316,096	328,007
5.50%, 10/01/2033	56,851	65,207
6.00%, 12/01/2033	14,610	16,502
0.00%, 01/01/2034	12,721,345	13,263,366
5.00%, 01/01/2034	44,402	48,917
6.00%, 01/01/2034	31,637	35,024
6.00%, 01/01/2034	41,895	48,654
5.00%, 06/01/2034	209,457	229,600
5.00%, 09/01/2034	117,696	130,634
6.50%, 11/01/2034	13,941	16,289
6.50%, 01/01/2035	139,354	156,839
5.00%, 03/01/2035	55,523	60,475
5.50%, 07/01/2035	115,338	129,680
4.50%, 11/01/2035	16,784	18,014
6.50%, 12/01/2035	55,543	61,431
6.50%, 12/01/2035	90,554	103,713
5.50%, 01/01/2036	32,872	36,550
5.00%, 03/01/2036	4,377,585	4,778,144
5.00%, 07/01/2036	3,949	4,319
5.00%, 11/01/2036	123,576	135,179
6.00%, 11/01/2036	13,032	13,945
6.50%, 11/01/2036	201,034	223,667
6.50%, 11/01/2036	35,302	40,648
6.50%, 11/01/2036	448,135	508,814
5.50%, 12/01/2036	58,471	64,909
6.00%, 12/01/2036	28,129	31,921
6.00%, 12/01/2036	13,622	15,474
6.50%, 12/01/2036	411,829	460,925
6.50%, 12/01/2036	158,887	176,810
7.50%, 12/01/2036	479,805	553,546
6.50%, 01/01/2037	22,983	25,389
6.50%, 01/01/2037	6,640	6,860
6.50%, 02/01/2037	41,843	45,492
7.00%, 02/01/2037	12,073	13,873
5.00%, 03/01/2037	319,668	348,770
5.00%, 06/01/2037	380,140	415,392
6.50%, 06/01/2037	23,683	26,061
5.00%, 08/01/2037	359,869	393,449
6.50%, 11/01/2037	91,364	105,873
7.50%, 01/01/2038	52,709	61,222
7.50%, 01/01/2038	92,337	108,579
5.00%, 02/01/2038	379,155	412,497
5.00%, 03/01/2038	407,574	443,524
5.00%, 03/01/2038	382,401	417,787
5.00%, 03/01/2038	101,514	110,793
5.00%, 03/01/2038	416,880	453,817
6.50%, 03/01/2038	84,453	96,185
5.00%, 04/01/2038	350,698	381,537
5.50%, 05/01/2038	100,958	111,846
5.50%, 08/01/2038	127,806	141,693
5.00%, 09/01/2038	1,498	1,630
5.00%, 09/01/2038	307,189	334,202
7.50%, 09/01/2038	45,905	54,385
5.00%, 11/01/2038	2,265	2,467
5.00%, 11/01/2038	132,537	144,192
5.00%, 12/01/2038	364,031	396,748
5.00%, 12/01/2038	1,296	1,410
5.50%, 01/01/2039	4,585,255	5,161,753
5.00%, 02/01/2039	747,168	812,872
5.00%, 05/01/2039	11,762	13,092
4.50%, 07/01/2039	315,188	338,408
4.50%, 10/01/2039	2,617,833	2,815,227
5.00%, 10/01/2039	825,967	898,798
4.50%, 11/01/2039	3,016,112	3,241,730
4.50%, 11/01/2039	4,193,194	4,505,276
5.00%, 03/01/2040	4,179,342	4,551,755
5.50%, 03/01/2040	38,883	43,133
5.50%, 05/01/2040	3,143,937	3,487,198
6.00%, 05/01/2040	764,677	863,251
4.50%, 08/01/2040	4,837,196	5,239,491
4.50%, 08/01/2040	687,870	739,859
5.00%, 08/01/2040	2,035,693	2,227,407
5.00%, 08/01/2040	495,861	541,816
5.50%, 08/01/2040	1,296,835	1,437,592
4.00%, 09/01/2040	1,094,708	1,152,977
4.50%, 09/01/2040	528,161	567,768
4.50%, 09/01/2040	2,070,287	2,225,187
4.00%, 11/01/2040	3,206,172	3,372,110
4.00%, 11/01/2040	57,321	60,368
4.00%, 12/01/2040	1,980,228	2,085,828
4.00%, 12/01/2040	1,444,917	1,524,993
4.00%, 12/01/2040	1,694,628	1,788,530
4.00%, 12/01/2040	2,009,416	2,113,354
4.00%, 12/01/2040	605,533	639,072
4.00%, 01/01/2041	1,257,364	1,324,442
4.50%, 03/01/2041	401,360	432,516
5.00%, 04/01/2041	1,921,730	2,097,397
4.50%, 04/15/2041 (3)	7,000,000	7,501,074
4.50%, 05/01/2041	2,975,141	3,198,038
4.00%, 05/15/2041 (3)	20,295,000	21,243,157
5.00%, 06/01/2041	578,234	632,117
4.00%, 10/01/2041	7,048,458	7,425,139
4.00%, 11/01/2041	17,992	18,953
4.00%, 01/01/2042	319,941	337,040
4.00%, 01/01/2042	424,959	450,533
3.50%, 04/15/2042 (3)	33,405,000	34,165,745
4.00%, 05/01/2042	23,874	25,139
3.50%, 05/15/2042 (3)	5,500,000	5,613,867
3.50%, 06/01/2042	4,058,963	4,163,114
3.50%, 06/01/2042	643,264	660,873
4.00%, 06/01/2042	3,325,575	3,518,327
3.50%, 07/01/2042	14,954,238	15,363,605
3.00%, 08/01/2042	2,632,497	2,624,349
3.50%, 08/01/2042	1,284,871	1,320,028
3.50%, 09/01/2042	8,943,831	9,194,212
3.50%, 09/01/2042	5,375,684	5,522,851
3.00%, 10/01/2042	6,538,656	6,518,416
3.50%, 10/01/2042	3,880,074	3,986,255
4.00%, 10/01/2042	117,984	122,597
3.00%, 11/01/2042	8,613,803	8,587,142
3.50%, 11/01/2042	170,563	174,947
3.50%, 11/01/2042	4,507,830	4,631,232
4.00%, 01/01/2043	373,192	394,637
3.00%, 02/01/2043	555,785	554,064
3.00%, 03/01/2043	7,183,919	7,161,682
3.00%, 03/01/2043	3,545,103	3,534,130
3.50%, 03/01/2043	1,149,687	1,181,157
3.00%, 04/01/2043	10,637,154	10,604,236
3.00%, 04/01/2043	133,016	132,550
3.00%, 04/15/2043 (3)	36,485,000	36,142,953
3.50%, 05/01/2043	415,554	426,244
3.00%, 05/15/2043 (3)	6,500,000	6,427,383
3.00%, 06/01/2043	20,050,708	19,972,066
3.00%, 06/01/2043	51,409	51,101
3.50%, 06/01/2043	1,373,520	1,408,710
3.50%, 06/01/2043	2,365,857	2,430,617
4.00%, 06/01/2043	23,068	24,343
3.00%, 07/01/2043	37,949	37,769
3.00%, 07/01/2043	488,995	486,877
3.00%, 08/01/2043	753,207	749,007
3.00%, 08/01/2043	9,536,835	9,487,604
4.50%, 08/01/2043	3,862,508	4,176,923
3.00%, 09/01/2043	622,090	617,849
4.00%, 09/01/2043	10,785,264	11,361,025
4.00%, 09/01/2043	266,475	280,963
3.50%, 10/01/2043	286,976	294,831
3.00%, 11/01/2043	74,880	74,432
4.00%, 11/01/2043	293,183	307,784
4.00%, 11/01/2043	131,648	138,658
4.00%, 12/01/2043	1,082,047	1,140,889
4.00%, 12/01/2043	356,718	374,651
4.00%, 12/01/2043	2,718,032	2,853,686
4.00%, 01/01/2044	826,179	867,692
4.00%, 01/01/2044	188,302	198,469
4.00%, 03/01/2044	4,596,249	4,825,155
4.50%, 03/01/2044	1,150,112	1,233,145
3.50%, 05/01/2044	21,473,285	22,078,990
4.50%, 05/01/2044	1,667,182	1,787,229
4.50%, 07/01/2044	524,085	561,735
4.50%, 07/01/2044	115,544	123,858
4.50%, 09/01/2044	3,206,900	3,437,259
4.00%, 10/01/2044	12,410,990	13,095,281
4.00%, 01/01/2045	802,519	842,487
3.50%, 03/01/2045	4,575,457	4,683,133
4.00%, 04/15/2045 (3)	14,000,000	14,685,782
3.00%, 05/01/2045	1,707,479	1,700,407
3.00%, 05/01/2045	3,041,296	3,027,108
3.00%, 06/01/2045	900,576	892,764
3.00%, 10/01/2045	6,908,593	6,887,205
4.00%, 10/01/2045	1,161,181	1,219,012
3.50%, 12/01/2045	5,792,017	5,928,322
3.50%, 01/01/2046	6,711,324	6,888,402
4.00%, 01/01/2046	4,691,649	4,974,806
3.50%, 02/01/2046	11,062,708	11,323,049
3.50%, 03/01/2046	21,412,596	22,000,545
4.50%, 04/01/2046	4,114,503	4,461,055
3.50%, 07/01/2046	5,927,297	6,066,785
4.00%, 07/01/2046	9,605,316	10,137,273
3.50%, 08/01/2046	6,012,276	6,177,369
4.00%, 08/01/2046	5,395,365	5,694,172
4.00%, 10/01/2046	841,684	888,507
0.00%, 12/01/2046	13,810,280	13,696,862
3.00%, 01/01/2047	10,150,605	10,062,429
Freddie Mac Multifamily Structured Pass Through Certificates
5.05%, 01/25/2019	3,175,000	3,319,478
5.09%, 03/25/2019	9,000,000	9,455,840
2.31%, 03/25/2020	6,850,000	6,916,329
1.62%, 06/25/2020 IO	57,564,664	2,150,530
2.57%, 09/25/2020	12,325,000	12,569,439
2.60%, 09/25/2020	763,000	774,411
3.13%, 06/25/2021	12,700,000	13,147,266
1.44%, 05/25/2022 IO	54,375,418	3,283,248
2.36%, 08/25/2022	3,968,000	3,957,734
1.48%, 09/25/2022	4,425,037	4,449,973
2.84%, 09/25/2022	2,665,000	2,716,702
0.88%, 10/25/2022 IO	22,876,905	913,290
2.31%, 12/25/2022	6,000,000	5,877,715
2.52%, 01/25/2023	2,000,000	2,016,249
2.62%, 01/25/2023	8,500,000	8,549,854
3.11%, 02/25/2023	11,900,000	12,316,907
3.06%, 07/25/2023	8,150,000	8,383,308
3.53%, 07/25/2023	12,628,000	13,327,979
3.49%, 01/25/2024	5,000,000	5,297,527
3.39%, 03/25/2024	4,286,000	4,517,658
2.77%, 05/25/2025	4,250,000	4,212,013
3.16%, 05/25/2025	5,600,000	5,647,889
1.37%, 03/25/2026	27,951,054	2,765,572
3.36%, 12/25/2026	27,000,000	27,712,152
3.08%, 01/25/2031	4,126,000	4,025,740
Freddie Mac Non Gold Pool
2.66%, 07/01/2019	767	771
2.63%, 07/01/2026	4,368	4,392
2.74%, 01/01/2027	8,136	8,498
2.75%, 04/01/2030	3,982	4,183
2.89%, 09/01/2032	6,404	6,780
2.88%, 05/01/2033	221,431	233,364
2.86%, 12/01/2033	32,027	33,682
2.90%, 04/01/2034	64,967	68,693
2.94%, 09/01/2034	153,248	162,068
2.94%, 01/01/2035	215,397	226,813
2.94%, 01/01/2035	76,477	80,612
2.82%, 08/01/2035	26,098	27,517
3.43%, 12/01/2035	67,395	71,002
2.80%, 02/01/2036	137,968	147,113
3.20%, 02/01/2036	31,833	33,772
3.73%, 03/01/2036	160,824	171,715
3.87%, 03/01/2036	137,366	145,153
2.76%, 05/01/2036	103,015	109,288
2.82%, 05/01/2036	153,230	162,469
3.44%, 05/01/2036	33,320	35,371
3.15%, 06/01/2036	433,143	462,024
3.36%, 06/01/2036	145,484	155,426
2.77%, 07/01/2036	50,869	53,954
2.84%, 07/01/2036	64,168	66,704
3.02%, 07/01/2036	65,634	68,339
2.88%, 08/01/2036	26,186	27,215
3.01%, 08/01/2036	87,909	92,024
3.07%, 08/01/2036	416,497	433,274
3.02%, 09/01/2036	157,221	165,987
3.17%, 09/01/2036	197,648	210,479
2.85%, 10/01/2036	81,318	86,513
2.86%, 10/01/2036	126,985	134,911
2.94%, 10/01/2036	269,104	279,616
2.97%, 10/01/2036	167,716	175,314
3.05%, 10/01/2036	85,914	90,788
3.41%, 10/01/2036	47,855	49,571
3.51%, 10/01/2036	69,264	73,653
2.79%, 11/01/2036	259,849	275,514
2.79%, 11/01/2036	70,927	75,048
3.06%, 11/01/2036	78,714	83,714
3.14%, 11/01/2036	32,138	34,091
3.14%, 11/01/2036	138,818	146,181
3.02%, 12/01/2036	395,386	417,416
3.03%, 12/01/2036	426,227	448,829
3.21%, 12/01/2036	18,424	19,458
3.64%, 12/01/2036	189,896	202,853
3.65%, 12/01/2036	8,630	9,307
2.92%, 01/01/2037	16,526	17,268
3.59%, 01/01/2037	89,019	94,956
3.36%, 02/01/2037	16,784	17,647
3.40%, 02/01/2037	201,068	211,927
3.51%, 02/01/2037	14,058	14,920
3.67%, 02/01/2037	107,527	113,731
3.94%, 02/01/2037	28,110	30,052
3.15%, 03/01/2037	387,853	406,164
3.83%, 03/01/2037	71,512	75,285
4.02%, 03/01/2037	39,776	42,334
2.83%, 04/01/2037	57,868	60,779
3.19%, 04/01/2037	9,686	9,994
3.21%, 04/01/2037	120,879	128,011
2.78%, 05/01/2037	132,307	137,722
3.22%, 05/01/2037	140,296	147,737
3.24%, 05/01/2037	63,385	67,348
3.32%, 05/01/2037	186,700	199,405
3.37%, 05/01/2037	48,097	50,875
3.65%, 05/01/2037	289,585	309,671
3.15%, 06/01/2037	92,779	97,975
3.12%, 07/01/2037	56,269	59,758
3.09%, 11/01/2037	48,509	51,517
3.48%, 04/01/2038	167,013	178,120
3.31%, 05/01/2038	123,703	130,846
3.51%, 07/01/2040	109,799	114,125
Freddie Mac Reference REMIC
6.00%, 04/15/2036	512,751	584,545
6.00%, 05/15/2036	712,719	801,230
Freddie Mac REMICS
14.71%, 08/15/2017	185	189
5.50%, 10/15/2017	1,557	1,568
5.00%, 12/15/2017	4,071	4,097
5.50%, 12/15/2017	7,827	7,901
5.00%, 01/15/2018	2,945	2,985
4.50%, 05/15/2018	5,976	6,052
6.50%, 05/15/2018	882	897
4.50%, 06/15/2018	53,089	53,665
5.19%, 06/15/2018 IO	8,829	203
4.50%, 07/15/2018	54,212	54,824
0.00%, 03/15/2019 PO	30,419	29,875
6.50%, 03/15/2019 IO	976	43
0.00%, 07/15/2019 PO	51	51
0.00%, 02/15/2020 PO	168,431	163,674
5.00%, 02/15/2020 IO	50,182	2,407
5.00%, 02/15/2020 IO	28,933	1,304
6.50%, 03/15/2020	3,791	3,947
10.65%, 03/15/2020	9,581	9,973
9.50%, 04/15/2020	188	193
9.60%, 04/15/2020	446	467
10.00%, 06/15/2020	74	78
7.80%, 09/15/2020	46	48
9.00%, 10/15/2020	444	480
6.95%, 01/15/2021	1,590	1,667
8.60%, 01/15/2021	7	7
9.50%, 01/15/2021	386	415
1066.28%, 02/15/2021 IO	1	4
9.00%, 04/15/2021	368	409
1.86%, 05/15/2021	271	274
5.00%, 05/15/2021	920	945
6.75%, 05/15/2021	730	758
7.00%, 05/15/2021	5,514	5,889
30.90%, 05/15/2021	125	168
41.12%, 05/15/2021	190	214
6.00%, 07/15/2021	927	974
5.50%, 08/15/2021	493	513
7.00%, 09/15/2021	2,352	2,488
8.50%, 09/15/2021	2,394	2,656
6.77%, 11/15/2021	108,669	112,734
1181.25%, 11/15/2021 IO	1	5
0.00%, 12/15/2021 PO	84,743	83,593
1176.77%, 01/15/2022 IO	15	172
5.00%, 03/15/2022	414,311	428,360
7.00%, 03/15/2022	1,034	1,114
6.00%, 05/15/2022	727	771
7.00%, 05/15/2022	1,347	1,463
7.50%, 08/15/2022	1,823	2,040
8.00%, 08/15/2022	4,571	5,085
2.06%, 09/15/2022	3,122	3,181
5.50%, 10/15/2022	85,383	92,515
4.22%, 12/15/2022	2,969	3,111
5.50%, 12/15/2022	27,927	29,683
1.62%, 02/15/2023	421	429
7.50%, 02/15/2023	29,537	32,811
5.50%, 03/15/2023	146,000	160,793
2.06%, 04/15/2023	16,021	16,388
5.50%, 04/15/2023	147,000	163,016
7.00%, 04/15/2023	24,580	27,068
7.50%, 04/15/2023	4,917	5,463
5.00%, 05/15/2023	25,519	27,046
7.00%, 05/15/2023	2,608	2,881
8.14%, 05/15/2023	11,301	12,705
0.00%, 06/15/2023 PO	995	984
0.00%, 06/15/2023 PO	1,367	1,351
5.60%, 06/15/2023	51,862	55,610
5.64%, 06/15/2023 IO	9,204	230
1.73%, 07/15/2023	10,171	10,136
7.69%, 07/15/2023	12,762	13,860
25.05%, 07/15/2023	2,137	3,058
2.12%, 08/15/2023	607	625
6.50%, 09/15/2023	68,804	76,551
7.00%, 09/15/2023	20,768	22,824
30.57%, 09/15/2023	8,800	13,823
0.00%, 10/15/2023 PO	25,293	24,891
6.25%, 10/15/2023	11,529	12,562
19.79%, 10/15/2023	5,255	7,313
5.00%, 11/15/2023	326,756	347,945
5.50%, 11/15/2023	80,559	87,394
6.00%, 11/15/2023	27,417	29,683
5.00%, 12/15/2023	33,371	35,732
6.50%, 12/15/2023	16,385	17,772
6.50%, 12/15/2023	31,472	34,267
7.00%, 01/15/2024	10,139	11,163
0.00%, 02/15/2024 PO	12,075	11,677
0.00%, 02/15/2024 PO	5,959	5,335
7.00%, 02/15/2024	1,655	1,956
10.00%, 02/15/2024	2,165	2,941
17.19%, 02/15/2024	1,164	1,552
1.51%, 03/15/2024	1,796	1,819
1.61%, 03/15/2024	846	839
7.00%, 03/15/2024	9,212	10,166
7.00%, 03/15/2024	48,237	53,278
28.66%, 03/15/2024 IO	6,037	2,480
7.50%, 04/15/2024	33,257	36,948
0.00%, 05/15/2024 PO	7,002	6,602
8.14%, 05/15/2024 IO	16,764	3,139
6.00%, 06/15/2024	31,490	35,652
7.50%, 08/15/2024	6,853	7,763
4.00%, 12/15/2024	206,000	221,406
5.00%, 12/15/2024	93,645	100,677
28.81%, 04/15/2025	26,957	37,676
4.50%, 06/15/2025	722,000	785,404
14.59%, 08/15/2025	16,439	19,664
24.01%, 10/15/2025	31,412	43,636
3.50%, 01/15/2026	2,000,000	2,099,719
5.00%, 03/15/2026	278,139	294,573
6.50%, 03/15/2026	4,644	5,022
6.50%, 07/15/2026	31,823	35,406
7.50%, 09/15/2026	4,556	5,202
8.00%, 09/15/2026	13,302	15,502
6.50%, 01/15/2027	22,763	25,326
7.50%, 01/15/2027	30,147	34,703
7.50%, 01/15/2027	10,916	12,602
1.61%, 02/15/2027	847	863
6.00%, 05/15/2027	26,905	29,494
7.25%, 07/15/2027	1,282	1,466
7.50%, 09/15/2027	11,082	12,889
6.50%, 12/15/2027	15,878	17,769
7.00%, 03/15/2028 IO	17,738	3,521
7.50%, 03/15/2028	55,962	64,780
7.50%, 05/15/2028	18,956	21,905
6.50%, 06/15/2028	27,861	31,312
7.00%, 06/15/2028	3,354	3,819
6.00%, 07/15/2028	11,119	12,241
6.25%, 08/15/2028	58,993	64,856
6.50%, 08/15/2028	55,107	60,347
6.00%, 09/15/2028	10,876	12,159
7.00%, 10/15/2028 IO	21,716	2,431
6.00%, 11/15/2028	49,476	56,107
6.00%, 12/15/2028	96,700	106,026
1.51%, 01/15/2029	22,915	23,288
6.00%, 01/15/2029	130,276	148,225
6.00%, 02/15/2029	28,400	31,398
6.25%, 02/15/2029	146,763	163,552
27.15%, 03/15/2029	3,756	6,181
7.00%, 04/15/2029 IO	2,060	245
4.00%, 05/15/2029	450,833	464,667
7.00%, 06/15/2029	115,668	132,004
7.50%, 06/15/2029 IO	9,216	1,159
7.00%, 07/15/2029	58,000	66,913
7.00%, 08/15/2029	31,346	35,901
4.00%, 11/15/2029 IO	252,098	21,014
7.50%, 11/15/2029	152	176
8.00%, 11/15/2029	26,594	30,695
7.00%, 01/15/2030	58,790	68,030
8.00%, 01/15/2030	16,155	19,217
8.00%, 01/15/2030	56,364	67,268
8.00%, 03/15/2030	10,123	11,917
5.00%, 04/15/2030	702,000	792,533
8.00%, 04/15/2030	15,512	18,511
7.50%, 05/15/2030	10,939	12,909
7.50%, 08/15/2030	11,475	13,544
7.25%, 09/15/2030	30,983	36,333
7.00%, 10/15/2030	38,728	44,873
7.50%, 10/15/2030	816	963
7.50%, 10/15/2030	3,448	4,050
7.25%, 12/15/2030	39,720	46,096
7.00%, 03/15/2031	20,923	24,073
6.50%, 05/15/2031	12,072	13,777
7.00%, 06/15/2031	23,112	26,680
8.50%, 06/15/2031	47,155	54,850
6.00%, 07/15/2031	10,939	12,351
7.00%, 07/15/2031	45,079	52,124
6.50%, 08/15/2031	25,604	28,794
6.50%, 08/15/2031	268,814	312,711
6.50%, 08/15/2031	27,166	30,013
6.50%, 08/15/2031	21,517	24,080
6.50%, 10/15/2031	24,450	27,320
6.50%, 01/15/2032	42,095	46,293
6.50%, 01/15/2032	27,660	30,571
1.81%, 02/15/2032	138,592	141,718
6.38%, 02/15/2032	29,043	31,975
6.50%, 02/15/2032	51,803	57,755
6.50%, 02/15/2032	47,100	52,064
7.09%, 02/15/2032 IO	106,247	25,059
7.74%, 02/15/2032 IO	21,478	5,396
14.28%, 02/15/2032	58,655	74,108
17.13%, 02/15/2032	55,246	82,878
6.50%, 03/15/2032	60,192	67,033
6.50%, 03/15/2032	68,733	78,023
7.00%, 03/15/2032	53,236	61,715
7.00%, 03/15/2032	41,652	48,655
7.04%, 03/15/2032 IO	43,355	10,483
7.09%, 03/15/2032 IO	28,283	6,173
6.50%, 04/15/2032	155,914	175,154
6.50%, 04/15/2032	101,605	115,631
6.50%, 04/15/2032	16,589	19,108
7.00%, 04/15/2032	33,047	37,575
7.00%, 04/15/2032	94,118	108,241
5.50%, 05/15/2032	13,110	13,162
6.50%, 05/15/2032	58,125	65,380
7.00%, 05/15/2032	41,411	48,427
6.50%, 06/15/2032	48,211	53,894
6.50%, 06/15/2032	35,915	40,222
6.50%, 06/15/2032	61,413	69,242
6.50%, 07/15/2032	51,007	56,938
6.50%, 07/15/2032	73,245	83,079
0.00%, 09/15/2032 PO	1,590,882	1,419,228
6.00%, 09/15/2032	76,606	86,482
0.00%, 12/15/2032 PO	2,929	2,910
0.00%, 12/15/2032 PO	33,655	29,780
0.00%, 12/15/2032 PO	31,022	30,430
1.66%, 12/15/2032	72,602	73,301
6.00%, 12/15/2032	128,851	142,927
6.00%, 12/15/2032	71,689	81,407
16.41%, 12/15/2032	42,803	56,716
6.00%, 01/15/2033	87,321	99,727
6.00%, 02/15/2033	309,821	335,097
6.00%, 02/15/2033	65,222	74,176
6.00%, 03/15/2033	54,882	59,216
6.50%, 03/15/2033 IO	35,405	6,720
13.18%, 06/15/2033	118,705	153,585
5.00%, 07/15/2033	995,239	1,107,741
6.41%, 07/15/2033	462	550
11.46%, 07/15/2033	32,262	38,886
3.00%, 08/15/2033	495,000	494,048
13.09%, 09/15/2033	36,493	46,674
7.19%, 10/15/2033	1,006,589	1,104,614
14.49%, 11/15/2033	18,051	24,354
1.51%, 12/15/2033	272,234	273,882
5.50%, 12/15/2033	12,457	12,489
5.00%, 01/15/2034	429,845	468,495
5.50%, 02/15/2034	16,482	17,310
6.00%, 05/15/2034	265,771	285,932
21.15%, 06/15/2034	100,095	130,136
0.00%, 07/15/2034 PO	185,493	161,509
3.13%, 07/15/2034	70,359	73,704
4.00%, 11/15/2034 IO	332,319	10,146
0.00%, 01/15/2035 PO	957	945
0.00%, 02/15/2035 PO	53,849	48,870
24.15%, 02/15/2035	71,362	99,575
0.00%, 04/15/2035 PO	93,344	85,721
6.00%, 04/15/2035	1,057,000	1,213,978
1.31%, 05/15/2035	96,363	96,239
1.21%, 06/15/2035	107,655	106,913
14.67%, 06/15/2035	6,430	7,588
0.00%, 08/15/2035 PO	9,120	8,319
1.71%, 08/15/2035	95,717	97,835
0.00%, 09/15/2035 PO	45,842	41,884
6.00%, 09/15/2035	4,331	4,326
16.96%, 11/15/2035	51,139	72,154
6.00%, 01/15/2036	218,008	248,733
21.22%, 01/15/2036	16,411	24,099
0.00%, 02/15/2036 PO	44,161	38,645
0.00%, 02/15/2036 PO	38,175	31,989
0.00%, 02/15/2036 PO	178,469	163,818
0.00%, 02/15/2036 PO	60,162	55,301
0.00%, 03/15/2036 PO	11,917	10,671
0.00%, 03/15/2036 PO	104,620	96,222
0.00%, 03/15/2036 PO	110,034	100,950
6.00%, 03/15/2036	2,160	3,105
0.00%, 04/15/2036 PO	117,844	102,353
0.00%, 04/15/2036 PO	216,214	195,489
0.00%, 04/15/2036 PO	62,747	54,502
0.00%, 04/15/2036 PO	207,728	190,517
6.00%, 04/15/2036	137,948	157,421
6.00%, 04/15/2036 IO	116,097	23,626
6.00%, 04/15/2036	1,112,695	1,251,449
0.00%, 05/15/2036 PO	53,526	49,491
0.00%, 05/15/2036 PO	14,309	11,527
0.00%, 05/15/2036 PO	85,798	73,626
0.00%, 05/15/2036 PO	17,408	15,708
1.36%, 05/15/2036	831,742	834,907
1.41%, 05/15/2036	462,851	465,323
0.00%, 06/15/2036 PO	196,830	181,656
6.00%, 06/15/2036	53,122	54,039
6.00%, 06/15/2036	31,698	35,309
17.15%, 06/15/2036	35,701	49,219
0.00%, 07/15/2036 PO	38,150	33,999
6.19%, 07/15/2036 IO	19,769	2,463
6.50%, 07/15/2036	177,536	200,016
6.50%, 07/15/2036	128,127	143,762
0.00%, 08/15/2036 PO	59,673	53,652
5.50%, 08/15/2036	272,158	301,979
5.50%, 08/15/2036	97,040	104,031
5.74%, 08/15/2036 IO	868,944	141,324
0.00%, 09/15/2036 PO	24,919	20,884
0.00%, 09/15/2036 PO	33,823	31,222
0.00%, 10/15/2036 PO	66,463	59,878
5.79%, 10/15/2036 IO	74,427	11,356
7.50%, 11/15/2036	1,015,889	1,190,829
0.00%, 12/15/2036 PO	32,582	28,270
7.00%, 12/15/2036	2,552,614	2,975,686
7.50%, 12/15/2036	853,146	1,022,498
0.00%, 01/15/2037 PO	33,058	28,783
5.23%, 01/15/2037 IO	58,506	9,098
0.00%, 02/15/2037 PO	89,440	81,496
0.00%, 02/15/2037 PO	13,530	12,185
1.35%, 02/15/2037	71,425	71,484
6.00%, 02/15/2037	128,150	138,236
0.00%, 03/15/2037 PO	24,521	22,518
5.54%, 03/15/2037 IO	87,565	12,381
9.00%, 03/15/2037	29,778	35,276
0.00%, 04/15/2037 PO	43,246	39,630
6.00%, 04/15/2037	97,705	111,182
0.00%, 05/15/2037 PO	371,463	321,553
0.00%, 05/15/2037 PO	69,946	64,242
0.00%, 05/15/2037 PO	4,190	3,881
6.00%, 05/15/2037	210,470	219,281
0.00%, 06/15/2037 PO	13,495	12,304
0.00%, 06/15/2037 PO	36,550	30,719
0.00%, 07/15/2037 PO	463,201	394,612
1.18%, 07/15/2037	1,814,979	1,782,712
4.50%, 07/15/2037 IO	656,942	20,455
5.69%, 07/15/2037 IO	84,563	12,547
4.00%, 08/15/2037 IO	596,404	31,595
0.00%, 09/15/2037 PO	48,890	44,959
1.51%, 09/15/2037	26,467	26,593
4.00%, 10/15/2037 IO	343,092	12,343
4.00%, 10/15/2037 IO	211,868	6,332
1.59%, 11/15/2037	1,060,161	1,071,899
5.51%, 11/15/2037 IO	401,726	56,066
5.54%, 11/15/2037 IO	257,977	33,576
5.09%, 01/15/2038 IO	498,666	67,484
15.17%, 02/15/2038	20,581	25,222
5.50%, 03/15/2038	767,473	855,185
5.89%, 04/15/2038 IO	205,636	25,907
5.50%, 05/15/2038	113,240	121,848
5.29%, 06/15/2038 IO	220,198	28,165
6.00%, 06/15/2038	30,577	34,238
6.00%, 06/15/2038	583,809	645,738
4.94%, 08/15/2038 IO	381,024	55,742
5.71%, 10/15/2038	163,678	182,865
5.50%, 01/15/2039	302,486	339,060
2.73%, 02/15/2039	149,365	153,102
5.09%, 02/15/2039 IO	152,958	23,398
1.31%, 04/15/2039	658,659	663,955
1.36%, 05/15/2039	810,747	807,028
5.19%, 05/15/2039 IO	100,308	8,761
5.39%, 05/15/2039 IO	188,606	17,931
2.11%, 07/15/2039	100,753	103,036
4.50%, 07/15/2039	1,059,815	1,126,750
1.36%, 08/15/2039	230,175	230,418
3.50%, 08/15/2039	801,966	833,850
0.00%, 10/15/2039 PO	174,051	147,489
5.00%, 10/15/2039 IO	511,984	75,923
5.34%, 12/15/2039 IO	195,757	26,766
0.00%, 01/15/2040 PO	172,268	155,790
1.90%, 01/15/2040 IO	2,213,847	129,602
5.00%, 01/15/2040	881,090	963,510
14.46%, 02/15/2040	475,000	630,168
1.41%, 10/15/2040	283,601	285,155
5.09%, 10/15/2040 IO	668,117	92,576
5.09%, 10/15/2040 IO	827,677	140,132
1.46%, 12/15/2040	2,210,495	2,230,432
1.46%, 03/15/2041	1,629,136	1,633,246
5.00%, 05/15/2041	1,135,831	1,321,523
5.50%, 05/15/2041	435,060	453,732
5.50%, 05/15/2041	1,237,984	1,336,773
1.31%, 10/15/2041	1,154,879	1,151,805
4.00%, 11/15/2041	1,030,333	1,082,925
4.00%, 12/15/2041	519,407	550,586
3.50%, 01/15/2042	4,253,276	4,407,126
1.41%, 03/15/2042	1,159,067	1,163,875
1.41%, 07/15/2042	565,278	566,838
1.36%, 08/15/2042	2,984,764	3,023,827
1.31%, 09/15/2042	1,053,456	1,047,577
4.00%, 01/15/2043	2,448,007	2,550,845
3.00%, 06/15/2043	206,000	197,048
3.50%, 09/15/2043 (9)	6,505,165	6,700,320
4.50%, 09/15/2043	1,000,000	1,100,429
2.75%, 02/15/2046	2,492,539	2,583,807
7.29%, 11/15/2046	1,176,188	1,376,426
3.50%, 06/15/2048	6,508,069	6,745,358
0.00%, 10/15/2049 PO	624,974	566,756
Freddie Mac Strips
4.50%, 11/15/2020 IO	53,456	1,861
4.50%, 12/15/2020 IO	36,980	1,558
9.00%, 04/01/2022 IO	127	18
0.00%, 04/01/2028 PO	95,513	81,511
5.00%, 09/15/2035 IO	174,099	32,091
5.00%, 09/15/2035 IO	325,354	61,635
5.00%, 09/15/2035 IO	207,557	38,372
6.79%, 08/15/2036 IO	612,705	112,680
1.46%, 07/15/2042	3,511,288	3,526,528
3.50%, 07/15/2042	8,242,733	8,462,262
1.41%, 08/15/2042	2,282,895	2,286,237
1.46%, 08/15/2042	2,006,682	2,015,307
3.00%, 08/15/2042	2,770,924	2,730,692
3.00%, 01/15/2043	676,709	675,224
0.00%, 09/15/2043 PO	1,283,152	1,013,937
Freddie Mac Structured Pass-Through Certificates
5.69%, 07/25/2032	73,399	80,216
5.22%, 07/25/2033	219,298	251,126
3.72%, 10/25/2037	1,843,702	1,877,329
7.50%, 02/25/2042	298,675	348,175
7.50%, 08/25/2042	48,820	58,861
6.50%, 02/25/2043	297,120	348,951
7.00%, 02/25/2043	98,554	118,372
5.23%, 05/25/2043	697,929	786,519
0.00%, 07/25/2043 PO	28,420	24,857
7.50%, 07/25/2043	72,407	87,066
0.00%, 09/25/2043 PO	33,024	27,486
7.50%, 09/25/2043	405,540	509,517
0.00%, 10/25/2043 PO	37,749	30,301
7.00%, 10/25/2043	408,472	489,385
1.81%, 10/25/2044	778,519	786,245
FREMF 2013-K25 Mortgage Trust
3.62%, 11/25/2045 (Acquired 03/22/2017, Cost $1,963,477) (1)	2,000,000	1,960,128
FREMF 2013-K31 Mortgage Trust
3.63%, 07/25/2046 (Acquired 03/22/2017, Cost $1,951,380) (1)	2,000,000	1,947,471
FREMF 2013-K35 Mortgage Trust
3.94%, 08/25/2023 (Acquired 03/24/2017, Cost $2,862,517) (1)	2,951,000	2,860,094
FREMF 2014-K40 Mortgage Trust
4.07%, 11/25/2047 (Acquired 01/17/2017, Cost $2,837,446) (1)	2,970,000	2,824,098
FREMF 2014-K41 Mortgage Trust
3.83%, 11/25/2047 (Acquired 03/24/2017, Cost $5,597,550) (1)	6,000,000	5,592,961
FREMF 2015-K44 Mortgage Trust
3.68%, 01/25/2048 (Acquired 01/17/2017, Cost $3,446,435) (1)	3,510,000	3,462,570
FREMF 2015-K49 Mortgage Trust
3.72%, 10/25/2048 (Acquired 03/24/2017, Cost $3,607,853) (1)	4,000,000	3,592,428
FREMF 2015-K720 Mortgage Trust
3.39%, 07/25/2022 (Acquired 02/21/2017, Cost $3,613,697) (1)	4,000,000	3,607,678
FREMF 2016-K59 Mortgage Trust
3.58%, 11/25/2049 (Acquired 11/15/2016, Cost $2,210,302) (1)	2,450,000	2,273,747
FREMF 2016-K722 Mortgage Trust
3.84%, 07/25/2049 (Acquired 06/22/2016, Cost $1,749,431) (1)	1,845,000	1,862,802
Ginnie Mae I Pool
6.50%, 06/15/2017	290	290
6.00%, 10/15/2017	124	124
8.50%, 11/15/2017	8	8
9.00%, 02/15/2020	56	56
8.00%, 07/15/2022	2	2
7.50%, 11/15/2022	364	373
7.50%, 03/15/2023	271	291
7.00%, 08/15/2023	528	563
7.00%, 09/15/2023	18,529	19,825
7.00%, 11/15/2023	1,035	1,127
6.50%, 01/15/2024	4,491	5,091
7.00%, 02/15/2024	8,131	8,681
9.50%, 10/15/2024	36,859	39,483
9.00%, 11/15/2024	1,093	1,183
9.50%, 12/15/2025	2,464	2,690
7.50%, 11/15/2026	1,183	1,221
7.50%, 07/15/2027	1,862	1,934
6.50%, 03/15/2028	8,353	9,471
7.50%, 07/15/2028	794	814
8.00%, 08/15/2028	1,622	1,627
6.50%, 09/15/2028	21,103	23,925
7.50%, 09/15/2028	5,779	6,404
6.50%, 10/15/2028	1,516	1,719
6.00%, 11/15/2028	11,238	12,716
7.00%, 09/15/2031	113,672	134,797
6.50%, 01/15/2032	93,283	109,531
6.50%, 07/15/2032	2,614	2,963
6.50%, 02/15/2033	16,596	18,815
7.00%, 02/15/2033	6,254	6,921
5.50%, 04/15/2033	350,757	395,673
6.50%, 04/15/2033	9,457	10,722
5.50%, 06/15/2033	4,396	4,941
7.00%, 06/15/2033	23,202	27,806
5.50%, 12/15/2033	17,791	20,060
5.50%, 07/15/2034	8,337	9,403
5.50%, 09/15/2034	19,959	22,237
7.00%, 06/15/2035	318,316	375,205
6.50%, 12/15/2035	105,886	123,362
7.00%, 04/15/2037	38,763	43,842
7.50%, 10/15/2037	48,527	55,841
4.00%, 06/15/2039	744,695	786,491
4.50%, 04/15/2040	4,331,963	4,637,957
4.00%, 10/15/2040	376,969	399,402
3.50%, 01/15/2042	7,421,637	7,710,448
3.50%, 03/15/2043	1,493,220	1,552,765
3.50%, 04/15/2043	6,482,820	6,755,131
3.00%, 05/15/2043	946,408	958,485
3.50%, 06/15/2043	1,997,221	2,070,827
3.50%, 07/15/2043	822,701	855,133
Ginnie Mae II Pool
8.50%, 03/20/2025	446	493
8.50%, 04/20/2025	2,378	2,644
8.50%, 05/20/2025	5,643	6,264
8.00%, 12/20/2025	836	937
8.00%, 06/20/2026	2,020	2,295
8.00%, 08/20/2026	1,545	1,840
8.00%, 09/20/2026	1,690	2,018
8.00%, 11/20/2026	1,424	1,693
8.00%, 10/20/2027	4,027	4,650
8.00%, 11/20/2027	3,068	3,511
8.00%, 12/20/2027	1,481	1,662
7.50%, 02/20/2028	2,365	2,790
6.00%, 03/20/2028	10,027	11,682
8.00%, 06/20/2028	597	608
8.00%, 08/20/2028	159	166
7.50%, 09/20/2028	6,589	7,593
8.00%, 09/20/2028	478	498
6.50%, 07/20/2029	105,127	122,050
6.00%, 11/20/2033	7,133	8,222
5.00%, 10/20/2037	575,814	636,013
7.00%, 08/20/2038	45,421	51,668
6.00%, 09/20/2038	791,054	897,306
6.00%, 11/20/2038	7,595	8,206
6.00%, 08/20/2039	383,655	443,642
5.50%, 09/20/2039	233,588	265,045
4.50%, 06/20/2040	1,348,623	1,455,727
5.00%, 07/20/2040	344,365	378,301
4.00%, 10/20/2040	3,708,290	3,952,555
4.50%, 01/20/2041	1,032,121	1,114,099
4.50%, 03/20/2041	990,181	1,068,819
4.50%, 04/15/2041 (3)	10,160,000	10,852,150
4.50%, 05/20/2041	501,237	541,046
4.50%, 06/20/2041	3,545,582	3,827,179
4.50%, 09/20/2041	1,088,309	1,174,835
4.00%, 04/15/2042 (3)	39,025,000	41,220,156
4.00%, 05/15/2042 (3)	4,000,000	4,217,422
3.00%, 06/20/2042	519,336	525,952
4.00%, 06/20/2042	4,858,126	5,156,352
3.00%, 08/20/2042	7,020,264	7,109,694
3.50%, 10/20/2042	8,022,389	8,353,018
3.00%, 11/20/2042	3,861,024	3,910,209
3.00%, 12/20/2042	760,709	770,399
4.00%, 12/20/2042	4,505,490	4,782,027
3.00%, 01/20/2043	1,968,458	1,993,533
4.00%, 02/20/2043	2,162,453	2,294,988
3.00%, 04/20/2043	4,990,392	5,053,966
3.50%, 05/20/2043	1,858,522	1,935,123
3.00%, 09/20/2043	1,487,832	1,506,787
3.00%, 10/20/2043	217,876	220,652
4.00%, 10/20/2043	4,316,219	4,577,295
4.50%, 10/20/2043	5,750,402	6,144,535
4.50%, 12/20/2043	1,510,747	1,614,294
3.00%, 01/20/2044	1,316,091	1,332,859
3.00%, 07/20/2044	639,820	647,230
3.00%, 12/20/2044	1,233,593	1,245,876
3.50%, 03/20/2045	3,011,723	3,125,963
3.00%, 04/15/2045 (3)	23,000,000	23,201,250
3.50%, 04/15/2045 (3)	100,430,000	104,121,586
3.00%, 04/20/2045	8,891,472	8,979,917
3.50%, 04/20/2045	21,798,018	22,624,851
4.00%, 05/20/2045	10,431,560	11,066,514
3.50%, 07/20/2045	9,586,505	9,950,137
4.50%, 01/20/2046	5,409,452	5,780,216
3.50%, 06/20/2046	5,450,652	5,664,851
3.00%, 08/20/2046	22,509,634	22,733,539
4.47%, 05/20/2063	527,185	554,939
GMACM Mortgage Loan Trust 2003-AR1
3.63%, 10/19/2033	406,267	400,772
GMACM Mortgage Loan Trust 2003-AR2
3.66%, 12/19/2033	294,984	290,242
GMACM Mortgage Loan Trust 2003-J8
5.25%, 12/25/2033	11,516	11,653
GMACM Mortgage Loan Trust 2004-J5
6.50%, 01/25/2035	155,494	160,498
GMACM Mortgage Loan Trust 2005-AR3
3.40%, 06/19/2035	241,961	235,344
GNMA Remic Trust 2015-137
5.47%, 01/20/2038	1,103,935	1,234,760
Government National Mortgage Association
5.50%, 11/20/2020	289,885	298,940
5.00%, 04/16/2023	485,130	497,554
6.50%, 10/16/2024	161,548	176,181
6.00%, 02/20/2029	151,063	168,251
7.67%, 08/16/2029 IO	15,581	3,202
8.50%, 02/16/2030	181,133	211,318
9.00%, 03/16/2030	163,740	190,439
6.57%, 04/16/2030 IO	147,981	22,294
8.00%, 06/20/2030	16,779	19,724
9.00%, 10/20/2030	25,936	31,003
9.00%, 11/16/2030 IO	1,492	218
9.00%, 11/20/2030	16,181	19,543
7.77%, 01/16/2031 IO	8,892	1,978
7.62%, 03/16/2031 IO	7,376	2,093
19.00%, 03/17/2031	78,403	115,864
7.12%, 08/16/2031 IO	19,061	5,519
7.32%, 08/16/2031 IO	20,769	5,910
1.33%, 03/20/2032	83,705	83,709
7.02%, 04/16/2032 IO	76,820	14,226
10.53%, 04/16/2032	7,044	8,440
9.00%, 06/16/2032	2,576	3,183
6.50%, 06/20/2032	74,985	86,625
6.50%, 06/20/2032	286,076	326,951
6.50%, 07/16/2032	87,195	100,673
6.00%, 07/20/2032	30,344	33,685
6.50%, 07/20/2032	145,073	168,279
6.50%, 07/20/2032	99,338	116,129
6.72%, 08/20/2032 IO	5,183	56
13.00%, 11/17/2032	20,584	24,063
6.00%, 11/20/2032	146,000	165,860
0.00%, 12/20/2032 PO	128,731	121,943
5.50%, 01/16/2033	579,759	648,073
6.50%, 01/20/2033	155,474	175,972
6.77%, 02/16/2033 IO	74,631	11,802
0.00%, 02/17/2033 PO	52,400	49,808
6.72%, 02/20/2033 IO	33,827	7,853
0.00%, 03/16/2033 PO	11,786	10,695
6.59%, 03/17/2033	14,249	14,823
6.50%, 03/20/2033	292,781	331,402
6.50%, 03/20/2033	85,913	96,674
5.50%, 04/20/2033	336,908	379,561
6.50%, 05/20/2033	114,276	131,046
0.00%, 06/16/2033 PO	58,559	48,998
6.00%, 09/16/2033	195,194	220,595
0.00%, 10/20/2033 PO	9,384	8,339
5.82%, 10/20/2033	223,802	252,334
5.62%, 11/16/2033 IO	132,285	18,028
5.62%, 12/16/2033 IO	116,661	21,101
5.50%, 03/16/2034	4,881,657	5,459,000
5.57%, 03/16/2034 IO	55,967	1,441
17.11%, 04/16/2034	55,897	79,125
14.68%, 05/18/2034	11,403	13,667
0.00%, 06/20/2034 PO	104,769	95,373
6.00%, 06/20/2034	380,979	428,881
12.94%, 08/17/2034	54,259	62,720
5.72%, 08/20/2034	111,833	124,936
5.62%, 09/16/2034 IO	388,705	64,023
7.00%, 09/20/2034	47,796	52,008
24.66%, 09/20/2034	47,796	75,254
12.25%, 10/16/2034	10,673	12,224
20.98%, 10/16/2034	38,337	54,877
5.12%, 10/20/2034 IO	600,967	85,216
10.24%, 10/20/2034	15,705	17,134
5.10%, 11/20/2034 IO	303,065	41,545
5.77%, 01/20/2035 IO	420,044	63,700
14.20%, 06/17/2035	184,556	226,942
5.82%, 06/20/2035	219,415	239,401
5.50%, 07/20/2035 IO	44,028	9,466
17.74%, 08/16/2035	21,711	30,007
0.00%, 08/20/2035 PO	256,919	229,652
19.03%, 08/20/2035	3,093	3,730
5.32%, 09/20/2035 IO	867,951	140,237
5.50%, 09/20/2035	281,028	309,475
0.00%, 10/20/2035 PO	50,649	43,677
0.00%, 11/20/2035 PO	79,774	68,622
6.00%, 12/20/2035 IO	81,784	15,618
5.75%, 02/20/2036	63,030	67,548
0.00%, 03/20/2036 PO	70,545	64,374
0.00%, 05/20/2036 PO	98,160	89,404
5.52%, 06/20/2036 IO	14,892	1,425
0.00%, 07/20/2036 PO	14,075	12,729
5.72%, 07/20/2036 IO	52,939	2,048
6.50%, 07/20/2036	399,474	464,972
6.50%, 08/20/2036	532,065	616,611
5.56%, 10/20/2036	247,846	272,596
5.72%, 10/20/2036 IO	129,006	18,281
5.82%, 11/20/2036 IO	210,899	38,474
5.94%, 02/20/2037	74,253	82,263
0.00%, 03/20/2037 PO	280,081	251,725
5.22%, 03/20/2037 IO	216,593	29,218
0.00%, 04/16/2037 PO	132,028	110,402
5.88%, 04/16/2037 IO	340,260	60,654
5.22%, 04/20/2037 IO	129,777	18,506
6.10%, 04/20/2037	150,537	167,490
1.23%, 05/16/2037	80,079	79,782
0.00%, 05/20/2037 PO	20,970	17,801
5.22%, 05/20/2037 IO	263,319	47,964
5.22%, 05/20/2037 IO	235,461	36,026
0.00%, 06/16/2037 PO	354,017	325,874
0.00%, 06/16/2037 PO	48,744	44,104
5.54%, 06/16/2037 IO	209,018	35,501
5.27%, 06/20/2037 IO	205,957	26,905
5.66%, 07/20/2037 IO	291,117	46,442
5.70%, 07/20/2037 IO	301,796	48,882
5.77%, 07/20/2037 IO	205,435	32,271
5.80%, 08/20/2037 IO	74,870	13,280
0.00%, 09/20/2037 PO	47,429	45,139
5.57%, 09/20/2037 IO	190,077	29,989
17.27%, 09/20/2037	52,685	70,288
5.50%, 10/16/2037 IO	341,449	43,736
11.44%, 10/20/2037	35,415	44,256
0.00%, 11/16/2037 PO	410,736	373,632
5.61%, 11/16/2037 IO	208,796	29,769
5.02%, 11/20/2037 IO	226,040	36,788
5.50%, 11/20/2037	6,033	6,135
5.52%, 11/20/2037 IO	434,300	71,054
5.53%, 11/20/2037 IO	253,765	38,479
5.57%, 11/20/2037 IO	198,799	32,445
17.02%, 11/20/2037	25,104	35,705
5.57%, 12/20/2037 IO	315,710	52,844
0.00%, 01/20/2038 PO	14,916	12,579
0.00%, 01/20/2038 PO	13,927	13,779
5.02%, 02/20/2038 IO	1,943,091	311,248
5.50%, 02/20/2038 IO	49,401	8,778
6.77%, 04/16/2038 IO	123,114	22,995
5.32%, 04/20/2038 IO	311,161	44,975
5.47%, 05/16/2038 IO	980,349	159,228
5.22%, 06/20/2038 IO	77,215	11,901
6.00%, 06/20/2038	154,564	173,652
1.80%, 07/20/2038	580,107	590,037
5.17%, 07/20/2038 IO	278,752	42,264
5.75%, 07/20/2038	308,131	329,075
5.02%, 08/20/2038 IO	100,837	14,441
5.57%, 08/20/2038	436,498	496,542
4.92%, 09/20/2038 IO	327,712	41,450
5.22%, 09/20/2038 IO	676,611	93,924
6.62%, 09/20/2038 IO	142,916	26,393
6.10%, 11/20/2038	259,952	291,277
5.47%, 12/16/2038 IO	82,472	3,769
4.72%, 12/20/2038 IO	345,188	44,885
5.02%, 12/20/2038 IO	191,037	24,748
5.86%, 12/20/2038	905,454	1,024,657
6.00%, 12/20/2038 IO	90,138	11,046
6.32%, 12/20/2038 IO	609,605	102,012
5.48%, 01/20/2039	1,382,664	1,516,719
5.17%, 02/16/2039 IO	149,969	19,809
5.22%, 02/16/2039 IO	239,197	27,642
4.97%, 02/20/2039 IO	281,060	35,814
5.06%, 02/20/2039 IO	167,507	24,018
5.32%, 03/20/2039 IO	113,976	6,659
5.32%, 03/20/2039 IO	291,181	30,708
6.50%, 03/20/2039 IO	193,405	50,026
6.50%, 03/20/2039 IO	88,016	19,295
5.29%, 04/20/2039 IO	518,655	66,163
5.50%, 05/20/2039 IO	62,469	11,695
6.00%, 05/20/2039 IO	82,599	17,004
5.47%, 06/16/2039 IO	492,357	33,358
4.97%, 06/20/2039 IO	269,004	41,525
5.10%, 06/20/2039 IO	387,718	54,734
5.17%, 07/16/2039 IO	457,553	58,390
5.32%, 08/16/2039 IO	415,285	66,009
7.00%, 08/16/2039	240,117	270,188
5.11%, 09/20/2039 IO	654,447	90,692
5.50%, 09/20/2039	317,000	382,872
5.47%, 11/16/2039 IO	542,695	80,182
6.00%, 12/20/2039	229,262	235,735
5.21%, 06/20/2040	255,319	279,813
5.55%, 07/20/2040	365,227	407,884
7.00%, 10/16/2040	735,027	851,756
0.00%, 12/20/2040 PO	977,582	799,490
5.62%, 05/20/2041 IO	487,043	93,907
4.66%, 09/20/2041	551,231	594,221
4.66%, 10/20/2041	1,007,433	1,085,372
4.53%, 11/16/2041	525,411	568,317
3.00%, 12/20/2041	1,000,000	970,009
3.72%, 01/20/2042	572,984	595,180
3.96%, 09/16/2042	394,832	416,197
4.62%, 10/20/2042	2,048,297	2,197,432
4.73%, 11/20/2042	287,013	310,217
4.49%, 04/20/2043	314,877	332,262
1.23%, 11/20/2059	329,625	329,745
1.26%, 01/20/2060	288,474	288,612
1.23%, 03/20/2060	420,139	420,300
1.21%, 04/20/2060	1,170,063	1,170,845
5.24%, 07/20/2060	2,640,374	2,746,531
1.08%, 08/20/2060	150,258	150,190
1.25%, 01/20/2061	2,811,894	2,815,429
1.28%, 03/20/2061	2,638,810	2,629,300
1.43%, 05/20/2061	2,379,359	2,384,891
1.48%, 05/20/2061	2,333,054	2,339,451
1.25%, 08/20/2061	685,519	682,294
1.33%, 10/20/2061	1,373,045	1,375,661
1.33%, 12/20/2061	7,275,912	7,260,732
1.33%, 04/20/2062	511,981	513,118
1.48%, 04/20/2062	1,068,729	1,072,559
1.23%, 05/20/2062	385,080	385,476
1.33%, 07/20/2062	1,797,138	1,799,830
1.36%, 09/20/2062	3,099,010	3,107,058
1.37%, 09/20/2062	816,824	818,438
1.28%, 10/20/2062	778,183	779,242
1.30%, 10/20/2062	3,048,699	3,038,999
1.38%, 10/20/2062	462,930	460,996
1.08%, 11/20/2062	98,590	98,517
1.12%, 12/20/2062	2,862,915	2,836,766
1.10%, 01/20/2063	1,350,988	1,337,155
1.28%, 01/20/2063	909,970	911,485
1.65%, 01/20/2063	3,036,210	3,017,333
1.20%, 02/20/2063	292,164	289,692
1.23%, 02/20/2063	1,636,744	1,627,473
1.65%, 02/20/2063	4,074,992	4,030,573
1.19%, 03/20/2063	1,175,018	1,166,506
1.25%, 03/20/2063	382,244	380,387
1.65%, 04/20/2063	1,303,509	1,285,491
1.25%, 06/20/2063	3,086,617	3,071,577
1.43%, 01/20/2064	3,210,903	3,215,085
1.43%, 02/20/2064	6,540,993	6,549,440
1.47%, 02/20/2064	3,440,536	3,453,275
1.43%, 03/20/2064	3,529,366	3,533,218
1.38%, 04/20/2064	3,728,119	3,726,702
1.38%, 04/20/2064	4,078,040	4,075,958
1.38%, 05/20/2064	6,370,130	6,367,775
1.28%, 06/20/2064	2,715,745	2,701,627
1.25%, 07/20/2064	4,336,501	4,314,084
1.28%, 07/20/2064	2,838,612	2,824,029
1.28%, 07/20/2064	2,141,515	2,130,496
1.25%, 09/20/2064	4,288,743	4,261,768
1.38%, 10/20/2064	1,580,921	1,567,215
1.28%, 12/20/2064	4,075,115	4,059,370
1.24%, 02/20/2065	2,664,935	2,651,092
1.26%, 02/20/2065	4,327,355	4,301,012
1.25%, 03/20/2065	8,885,550	8,832,136
1.26%, 04/20/2065	6,359,260	6,319,397
1.23%, 06/20/2065	2,158,265	2,144,443
1.22%, 07/20/2065	3,909,901	3,877,196
1.25%, 08/20/2065	714,848	710,013
1.38%, 11/20/2065	7,594,464	7,591,845
1.78%, 12/20/2066	2,375,285	2,405,632
GS Mortgage Securities Co. II
2.71%, 12/10/2027 (Acquired 10/28/2013, Cost $1,239,452) (1)	1,241,493	1,255,480
3.38%, 05/10/2050	221,000	223,780
GS Mortgage Securities Co. Trust 2012-ALOHA
3.55%, 04/10/2034 (Acquired 04/01/2014, Cost $4,218,751) (1)	4,200,000	4,393,723
GS Mortgage Securities Co. Trust 2012-SHOP
1.30%, 06/05/2031 IO (Acquired 10/28/2013, Cost $334,234) (1)	7,793,000	195,972
2.93%, 06/05/2031 (Acquired 07/28/2015 through 09/09/2016, Cost $3,952,558) (1)	3,861,000	3,918,659
GS Mortgage Securities Co. Trust 2013-NYC5
2.32%, 01/10/2030 (Acquired 10/28/2013, Cost $507,394) (1)	505,000	506,190
GS Mortgage Securities Trust 2006-GG8
0.93%, 11/10/2039 IO (Acquired 10/28/2013, Cost $148,455) (1)	1,900,657	19
GS Mortgage Securities Trust 2011-GC5
5.40%, 08/10/2044 (Acquired 03/27/2014, Cost $509,246) (1)	500,000	497,892
GS Mortgage Securities Trust 2012-GCJ9
2.77%, 11/10/2045	13,211,562	13,272,422
GS Mortgage Securities Trust 2013-GC13
3.87%, 07/10/2046	5,880,000	6,207,994
GS Mortgage Securities Trust 2013-GC16
1.42%, 11/10/2046 IO	24,419,132	1,222,742
4.27%, 11/10/2046	67,000	72,059
GS Mortgage Securities Trust 2013-GCJ12
3.14%, 06/10/2046	878,000	893,127
GS Mortgage Securities Trust 2013-GCJ14
0.77%, 08/10/2046 IO	28,670,632	939,820
GS Mortgage Securities Trust 2014-GC18
4.07%, 01/10/2047	2,600,000	2,754,324
GS Mortgage Securities Trust 2014-GC26
3.36%, 11/10/2047	8,000,000	8,113,940
GS Mortgage Securities Trust 2015-GC28
3.14%, 02/10/2048	9,000,000	8,977,772
GSMPS Mortgage Loan Trust 2004-4
1.38%, 06/25/2034 (Acquired 10/28/2013, Cost $66,285) (1)	71,870	63,981
GSMPS Mortgage Loan Trust 2005-RP2
1.33%, 03/25/2035 (Acquired 10/28/2013, Cost $118,988) (1)	131,414	116,056
GSMPS Mortgage Loan Trust 2005-RP3
1.33%, 09/25/2035 (Acquired 10/28/2013, Cost $722,447) (1)	808,268	690,780
3.88%, 09/25/2035 IO (Acquired 10/28/2013, Cost $83,854) (1)	595,908	57,792
GSR Mortgage Loan Trust 2003-3F
5.75%, 04/25/2033	46,965	48,827
GSR Mortgage Loan Trust 2003-6F
1.38%, 09/25/2032	13,453	12,813
GSR Mortgage Loan Trust 2004-13F
6.00%, 11/25/2034	114,840	117,501
GSR Mortgage Loan Trust 2004-6F
5.50%, 05/25/2034	135,187	138,972
6.50%, 05/25/2034	79,422	84,109
GSR Mortgage Loan Trust 2005-5F
1.48%, 06/25/2035	42,393	40,250
GSR Mortgage Loan Trust 2005-7F
6.00%, 09/25/2035	218,045	230,651
GSR Mortgage Loan Trust 2005-AR6
3.15%, 09/25/2035	15,540	15,443
GSR Mortgage Loan Trust 2006-1F
5.50%, 02/25/2036	103,573	96,451
6.00%, 02/25/2036	470,812	407,012
GSR Mortgage Loan Trust 2007-1F
5.50%, 01/25/2037	359,626	357,311
HILT 2014-ORL Mortgage Trust
1.81%, 07/15/2029 (Acquired 09/02/2014 through 01/27/2016, Cost $1,897,758) (1)	1,900,000	1,894,933
HomeBanc Mortgage Trust 2005-3
1.22%, 07/25/2035	1,186,751	1,169,753
Impac CMB Trust Series 2004-4
4.70%, 09/25/2034	12,140	11,692
Impac CMB Trust Series 2004-7
1.72%, 11/25/2034	1,443,951	1,391,271
Impac CMB Trust Series 2005-4
1.58%, 05/25/2035	138,734	132,871
Impac Secured Assets CMN Owner Trust
5.50%, 08/25/2033	95,320	97,440
1.78%, 11/25/2034	3,186	3,140
Impac Secured Assets Trust 2006-1
1.33%, 05/25/2036	504,902	455,222
Impac Secured Assets Trust 2006-2
1.33%, 08/25/2036	396,763	384,289
JP Morgan Alternative Loan Trust
3.32%, 03/25/2036	47,542	42,005
JP Morgan Chase Commercial Mortgage Securities Corp.
3.46%, 03/15/2050	20,000,000	20,293,120
3.72%, 03/15/2050	1,506,000	1,555,780
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC11
0.03%, 08/12/2037 IO (Acquired 10/28/2013, Cost $69,730) (1)	8,199,599	5,604
JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP5
0.00%, 12/15/2044 IO (Acquired 10/28/2013, Cost $99,534) (1) (9)	3,856,293	39
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC15
0.27%, 06/12/2043 IO	6,668,392	9,064
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9
1.07%, 05/15/2047	186,227	185,016
5.34%, 05/15/2047	413,000	407,759
JP Morgan Chase Commercial Mortgage Securities Trust 2007-C1
5.72%, 02/15/2051	110,914	112,446
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC19
5.83%, 02/12/2049	447,103	446,659
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12
0.10%, 02/15/2051 IO	24,728,408	398
JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8
2.38%, 10/15/2045	7,800,000	7,841,879
JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11
2.96%, 04/15/2046	7,152,087	7,192,413
JP Morgan Mortgage Trust 2004-A3
3.21%, 07/25/2034	76,284	78,295
JP Morgan Mortgage Trust 2004-A4
3.29%, 09/25/2034	86,284	88,137
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034	25,559	26,137
JP Morgan Mortgage Trust 2005-A1
3.29%, 02/25/2035	202,088	206,190
JP Morgan Mortgage Trust 2005-A4
3.10%, 07/25/2035	234,258	232,853
JP Morgan Mortgage Trust 2006-A2
3.12%, 11/25/2033	618,014	626,477
3.18%, 08/25/2034	1,120,063	1,123,275
JP Morgan Mortgage Trust 2006-A3
3.17%, 08/25/2034	158,000	158,380
JP Morgan Mortgage Trust 2006-A7
3.32%, 01/25/2037	111,417	102,348
3.32%, 01/25/2037	195,442	179,532
JP Morgan Mortgage Trust 2007-A1
3.42%, 07/25/2035	132,528	132,618
3.42%, 07/25/2035	2,021,598	2,047,416
JP Morgan Mortgage Trust 2007-A2
3.36%, 04/25/2037	423,950	377,076
JPMBB Commercial Mortgage Securities Trust 2014-C19
3.67%, 04/15/2047	2,010,000	2,083,761
JPMBB Commercial Mortgage Securities Trust 2014-C24
3.10%, 11/15/2047	13,000,000	13,163,075
JPMBB Commercial Mortgage Securities Trust 2014-C25
3.41%, 11/15/2047	13,000,000	13,251,901
JPMBB Commercial Mortgage Securities Trust 2015-C28
2.77%, 10/15/2048	3,200,000	3,250,021
JPMBB Commercial Mortgage Securities Trust 2016-C1
3.31%, 03/15/2049	10,000,000	10,044,624
Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust
3.99%, 02/15/2036 (Acquired 10/28/2013, Cost $984,633) (1)	1,027,000	1,058,768
LB-UBS Commercial Mortgage Trust 2007-C2
0.71%, 02/15/2040 IO	3,074,890	557
Lehman Mortgage Trust 2006-2
5.88%, 04/25/2036	86,016	75,810
Lehman Mortgage Trust 2007-6
6.00%, 07/25/2037	58,211	51,620
Lehman Mortgage Trust 2008-2
6.00%, 03/25/2038	411,292	286,684
Luminent Mortgage Trust 2005-1
1.24%, 11/25/2035	2,283,260	2,080,205
MASTR Adjustable Rate Mortgages Trust 2004-13
3.06%, 04/21/2034	288,717	296,093
MASTR Adjustable Rate Mortgages Trust 2004-15
3.87%, 12/25/2034	50,865	47,772
MASTR Adjustable Rate Mortgages Trust 2004-3
3.03%, 04/25/2034	92,437	86,021
MASTR Alternative Loan Trust 2003-5
6.00%, 08/25/2033	355,994	372,925
MASTR Alternative Loan Trust 2003-9
6.00%, 12/25/2033	97,175	100,442
6.00%, 01/25/2034	28,549	29,442
MASTR Alternative Loan Trust 2004-1
5.00%, 01/25/2019	17,355	17,395
MASTR Alternative Loan Trust 2004-10
4.50%, 09/25/2019	10,488	10,523
MASTR Alternative Loan Trust 2004-13
5.50%, 01/25/2020	315,359	322,052
MASTR Alternative Loan Trust 2004-2
5.00%, 02/25/2019	916	922
MASTR Alternative Loan Trust 2004-3
6.00%, 04/25/2034	256,501	268,543
6.25%, 04/25/2034	75,701	78,778
MASTR Alternative Loan Trust 2004-4
5.00%, 04/25/2019	13,723	13,796
MASTR Alternative Loan Trust 2004-6
0.00%, 07/25/2034 PO	40,488	31,855
6.00%, 07/25/2034	25,622	25,364
MASTR Alternative Loan Trust 2004-7
0.00%, 08/25/2034 PO	35,019	27,625
MASTR Alternative Loan Trust 2004-8
5.50%, 09/25/2019	35,763	36,299
MASTR Alternative Loan Trust 2005-1
5.00%, 02/25/2035	446,858	446,033
MASTR Alternative Loan Trust 2005-6
5.50%, 11/25/2020	62,912	61,253
MASTR Asset Securitization Trust
4.50%, 12/25/2018	2,817	2,825
MASTR Asset Securitization Trust 2003-12
0.00%, 12/25/2033 PO	5,307	4,798
5.00%, 12/25/2033	25,014	25,153
MASTR Asset Securitization Trust 2004-1
0.00%, 02/25/2034 PO	4,249	3,334
MASTR Asset Securitization Trust 2004-4
4.50%, 04/25/2019	808	804
5.25%, 12/26/2033	89,478	92,329
MASTR Asset Securitization Trust 2004-6
0.00%, 07/25/2019 PO	2,931	2,854
MASTR Asset Securitization Trust 2004-8
0.00%, 08/25/2019 PO	2,125	2,028
4.75%, 08/25/2019	10,704	10,842
MASTR Asset Securitization Trust 2004-9
5.25%, 09/25/2019	18,778	18,969
MASTR Reperforming Loan Trust 2005-2
1.33%, 05/25/2035 (Acquired 10/28/2013, Cost $998,464) (1)	1,100,553	924,554
MASTR Reperforming Loan Trust 2006-2
4.48%, 05/25/2036 (Acquired 10/28/2013, Cost $129,111) (1)	135,366	124,819
MASTR Resecuritization Trust 2005-PO
0.00%, 05/28/2035 PO (Acquired 10/28/2013, Cost $51,824) (1)	52,607	39,746
Merrill Lynch Mortgage Backed Securities Trust Series 2007-3
1.84%, 06/25/2037	253,867	246,722
Merrill Lynch Mortgage Investors Trust Series 2003-A5
3.12%, 08/25/2033	77,633	78,089
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E
1.60%, 10/25/2028	150,409	144,275
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-F
1.62%, 10/25/2028	193,269	188,946
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-1
3.01%, 12/25/2034	160,522	160,763
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A
1.44%, 04/25/2029	66,396	63,644
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C
1.92%, 07/25/2029	135,945	129,605
Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A4
2.85%, 08/25/2034	141,471	143,898
Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2
2.98%, 02/25/2035	246,015	241,076
ML Trust XLVII
8.99%, 10/20/2020	345	363
ML-CFC Commercial Mortgage Trust 2006-4
0.77%, 12/12/2049 IO (Acquired 10/28/2013, Cost $363,408) (1)	2,177,765	22
ML-CFC Commercial Mortgage Trust 2007-9
5.70%, 09/12/2049	480,337	484,751
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6
2.86%, 11/15/2045	9,144,055	9,238,588
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.08%, 07/15/2046	1,209,000	1,295,057
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11
3.96%, 08/15/2046	5,200,000	5,468,726
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12
4.26%, 10/15/2046	1,229,000	1,320,780
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
2.92%, 02/15/2047	10,000,000	10,152,591
3.67%, 02/15/2047	4,400,000	4,579,203
3.79%, 02/15/2047	845,000	883,581
4.06%, 02/15/2047	725,000	769,479
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
3.25%, 02/15/2048	1,742,000	1,750,324
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
3.45%, 07/15/2050	27,200,000	27,683,923
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.48%, 05/15/2048	5,000,000	5,095,188
Morgan Stanley Capital I Trust 2006-IQ12
0.51%, 12/15/2043 IO (Acquired 10/28/2013, Cost $212,930) (1)	2,550,963	26
Morgan Stanley Capital I Trust 2007-HQ11
0.44%, 02/12/2044 IO (Acquired 10/28/2013, Cost $149,363) (1) (9)	6,667,518	8,334
Morgan Stanley Capital I Trust 2007-HQ13
0.45%, 12/15/2044 IO (Acquired 10/28/2013, Cost $108,821) (1)	7,085,078	5,361
Morgan Stanley Capital I Trust 2007-IQ13
0.95%, 03/15/2044 IO (Acquired 10/28/2013, Cost $296,252) (1)	5,622,967	6,902
Morgan Stanley Capital I Trust 2011-C3
4.05%, 07/15/2049	558,546	579,460
Morgan Stanley Capital I Trust 2012-C4
2.99%, 03/15/2045	713,051	726,199
Morgan Stanley Capital I Trust 2014-CPT
3.35%, 07/13/2029 (Acquired 07/31/2015 through 03/27/2017, Cost $4,321,862) (1)	4,164,000	4,309,536
Morgan Stanley Capital I Trust 2016-UB11
2.53%, 08/15/2049	20,000,000	18,852,738
Morgan Stanley Mortgage Loan Trust 2004-3
5.67%, 04/25/2034	303,643	317,334
Morgan Stanley Mortgage Loan Trust 2004-9
4.84%, 10/25/2019	68,560	67,060
Morgan Stanley Remic Trust
0.25%, 07/27/2049 (Acquired 10/28/2013, Cost $1,034,321) (1)(9)	1,182,000	1,105,158
2.00%, 07/27/2049 (Acquired 10/28/2013, Cost $456,030) (1) (9)	453,787	453,883
1.00%, 03/27/2051 (Acquired 10/28/2013, Cost $595,166) (1)(9)	600,043	598,207
Mortgage Repurchase Agreement Financing Trust Series 2016-3
1.86%, 11/10/2018 (Acquired 11/04/2016, Cost $5,540,000) (1)	5,540,000	5,540,696
Mortgage Repurchase Agreement Financing Trust Series 2016-4
1.97%, 05/10/2019 (Acquired 11/04/2016, Cost $23,130,000) (1)	23,130,000	23,031,883
Mortgage Repurchase Agreement Financing Trust Series 2016-5
2.03%, 06/10/2019 (Acquired 12/13/2016, Cost $3,900,000) (1)	3,900,000	3,900,651
MortgageIT Trust 2005-1
1.62%, 02/25/2035	105,957	102,080
MortgageIT Trust 2005-2
1.50%, 05/25/2035	1,552,841	1,538,108
MortgageIT Trust 2005-3
1.28%, 08/25/2035	4,416,479	4,166,243
MRFC Mortgage Pass-Through Trust Series 1999-TBC2
1.39%, 06/15/2030	368,308	349,806
MRFC Mortgage Pass-Through Trust Series 2000-TBC3
1.35%, 12/15/2030	77,925	74,315
NACC Reperforming Loan REMIC Trust 2004-R2
6.50%, 10/25/2034 (Acquired 10/28/2013, Cost $77,164) (1)	76,067	74,708
NCUA Guaranteed Notes Trust 2010-R3
1.34%, 12/08/2020	1,703,007	1,709,900
2.40%, 12/08/2020	252,001	252,798
Nomura Asset Acceptance Co. Alternative Loan Trust Series 2003-A1
5.00%, 04/25/2018	186	186
7.00%, 04/25/2033	7,954	8,145
5.50%, 05/25/2033	34,387	34,909
6.00%, 05/25/2033	22,322	22,668
PaineWebber CMO Trust Series P
8.50%, 08/01/2019	378	398
PFP 2015-2 Ltd.
2.38%, 07/14/2034 (Acquired 07/28/2015, Cost $825,993) (1)	825,993	825,589
4.18%, 07/14/2034 (Acquired 07/28/2015, Cost $821,000) (1)	821,000	820,352
4.93%, 07/14/2034 (Acquired 07/28/2015, Cost $730,000) (1)	730,000	716,722
PFP 2017-3 Ltd.
2.53%, 01/14/2035 (Acquired 03/06/2017, Cost $2,000,000) (1)	2,000,000	2,005,600
3.28%, 01/14/2035 (Acquired 03/06/2017, Cost $2,000,000) (1)	2,000,000	2,006,580
PPWR 2016-A NOTE
5.50%, 02/27/2019 (8)(9)	3,265,000	3,265,000
Prime Mortgage Trust 2004-CL1
6.00%, 02/25/2034	128,105	133,707
Provident Funding Mortgage Loan Trust 2005-1
3.33%, 05/25/2035	52,184	50,499
RAIT 2014-FL3 Trust
2.71%, 12/15/2031 (Acquired 10/23/2014, Cost $982,100) (1)	982,099	979,655
RAIT 2015-FL4 Trust
2.26%, 12/15/2031 (Acquired 05/19/2015, Cost $488,197) (1)	488,197	489,558
2.66%, 12/15/2031 (Acquired 05/19/2015, Cost $966,832) (1)	966,832	975,387
RAIT 2015-FL5 Trust
4.81%, 01/15/2031 (Acquired 12/16/2015, Cost $1,485,000) (1)(9)	1,485,000	1,488,163
RALI Series 2002-QS16 Trust
14.57%, 10/25/2017	2,286	2,336
RALI Series 2002-QS8 Trust
6.25%, 06/25/2017	2,851	2,841
RALI Series 2003-QS14 Trust
5.00%, 07/25/2018	41,177	41,244
RALI Series 2003-QS18 Trust
5.00%, 09/25/2018	12,689	12,740
RALI Series 2003-QS3 Trust
14.34%, 02/25/2018	6,317	6,504
RALI Series 2003-QS9 Trust
6.57%, 05/25/2018 IO	23,085	593
RALI Series 2004-QS6 Trust
5.00%, 05/25/2019	7,742	7,641
RALI Series 2004-QS7 Trust
5.50%, 05/25/2034	757,306	768,633
RALI Series 2005-QA6 Trust
4.12%, 05/25/2035	172,802	139,728
RALI Series 2007-QS1 Trust
6.00%, 01/25/2037	24,289	21,092
RBS Commercial Funding, Inc. 2013-SMV Trust
3.26%, 03/11/2031 (Acquired 10/28/2013, Cost $493,568) (1)	512,000	506,731
RBSSP Resecuritization Trust 2009-1
6.50%, 02/26/2036 (Acquired 10/28/2013, Cost $378,797) (1)	367,045	387,560
RBSSP Resecuritization Trust 2009-12
5.78%, 11/25/2033 (Acquired 10/28/2013, Cost $400,963) (1)	392,477	404,744
RBSSP Resecuritization Trust 2009-2
7.00%, 08/26/2037 (Acquired 10/28/2013, Cost $85,741) (1)	83,514	86,155
RBSSP Resecuritization Trust 2010-9
5.00%, 10/26/2034 (Acquired 10/28/2013, Cost $62,575) (1)	60,783	61,193
4.00%, 05/26/2037 (Acquired 10/28/2013, Cost $26,900) (1)	26,653	26,605
Reperforming Loan REMIC Trust 2005-R1
0.00%, 03/25/2035 PO (Acquired 10/28/2013, Cost $9,417) (1)	9,985	8,388
Residential Asset Securitization Trust 2003-A14
4.75%, 02/25/2019	1,094	1,105
Residential Asset Securitization Trust 2003-A8
4.25%, 10/25/2018	19,311	19,370
Residential Asset Securitization Trust 2004-A7
5.50%, 10/25/2034	2,739,658	2,746,284
Residential Asset Securitization Trust 2005-A2
4.07%, 03/25/2035 IO	981,094	107,992
Residential Asset Securitization Trust 2006-A4IP
6.00%, 05/25/2036	94,858	88,737
Resource Capital Co. 2015-CRE4 Ltd.
2.34%, 08/15/2032 (Acquired 08/05/2015, Cost $294,216) (1)	294,216	293,010
3.94%, 08/15/2032 (Acquired 08/05/2015, Cost $1,151,000) (1)(9)	1,151,000	1,116,470
RFMSI Series 2003-S14 Trust
0.00%, 07/25/2018 PO	2,637	2,578
RFMSI Series 2003-S16 Trust
5.00%, 09/25/2018	7,636	7,649
RFMSI Series 2003-S20 Trust
4.75%, 12/25/2018	15,862	15,932
RFMSI Series 2004-S6 Trust
0.00%, 06/25/2034 PO	14,971	11,635
RFMSI Series 2005-SA4 Trust
3.16%, 09/25/2035	77,295	63,890
RREF 2015-LT7 LLC
3.00%, 12/25/2032 (Acquired 06/15/2015, Cost $53,861) (1)	53,893	53,905
Sequoia Mortgage Trust 2004-10
1.60%, 11/20/2034	71,349	66,923
Sequoia Mortgage Trust 2004-11
1.58%, 12/20/2034	222,645	218,174
Sequoia Mortgage Trust 2004-12
1.64%, 01/20/2035	173,233	158,869
Sequoia Mortgage Trust 2004-8
1.68%, 09/20/2034	1,367,999	1,299,370
2.10%, 09/20/2034	241,836	236,246
Series RR 2014-1 Trust
0.00%, 05/25/2047 (Acquired 02/16/2017, Cost $1,112,786) (1)	1,603,000	1,112,431
Springleaf Mortgage Loan Trust 2013-2
1.78%, 12/25/2065 (Acquired 10/28/2013, Cost $670,849) (1)	673,564	674,132
3.52%, 12/25/2065 (Acquired 10/28/2013, Cost $879,820) (1)	899,000	898,317
Springleaf Mortgage Loan Trust 2013-3
3.79%, 09/25/2057 (Acquired 10/28/2013, Cost $1,261,717) (1)	1,262,000	1,259,633
Structured Adjustable Rate Mortgage Loan Trust
3.24%, 06/25/2034	586,683	582,831
Structured Asset Mortgage Investments II Trust 2004-AR5
1.64%, 10/19/2034	212,896	203,051
Structured Asset Mortgage Investments II Trust 2005-AR5
1.23%, 07/19/2035	704,524	682,159
Structured Asset Mortgage Investments Trust 2003-CL1
1.38%, 07/25/2032	506,049	478,695
Structured Asset Sec Co. Mort Pass Thr Certs Ser 2003 29
4.75%, 09/25/2018	20,533	20,651
Structured Asset Sec Co. Mort Pass Thr Certs Ser 2003 30
5.50%, 10/25/2033	26,235	27,425
Structured Asset Securities Co.
2.93%, 12/25/2033	243,715	242,305
3.16%, 12/25/2033	2,011,829	1,975,811
5.99%, 02/25/2034	254,211	260,777
1.33%, 06/25/2035 (Acquired 10/28/2013, Cost $90,399) (1)	102,354	86,234
Structured Asset Securities Co. Mort Pass Thru Ser 2004-5H
5.54%, 12/25/2033	530,743	543,926
Structured Asset Securities Co. Mortgage Pass-Through Ctfs Ser 2003-33H
5.50%, 10/25/2033	283,456	288,663
Structured Asset Securities Co. Mortgage Pass-Through Ctfs Ser 2003-34A
3.28%, 11/25/2033	76,353	74,962
Structured Asset Securities Co. Mortgage Pass-Through Ctfs Ser 2004-22
4.98%, 01/25/2035	3,266,212	3,389,845
Thornburg Mortgage Securities Trust 2003-4
1.62%, 09/25/2043	975,645	937,783
Thornburg Mortgage Securities Trust 2003-5
2.86%, 10/25/2043	5,331,891	5,364,924
Thornburg Mortgage Securities Trust 2004-4
2.72%, 12/25/2044	512,271	507,506
Thornburg Mortgage Securities Trust 2005-1
3.09%, 04/25/2045	1,579,891	1,578,923
UBS Commercial Mortgage Trust 2012-C1
2.09%, 05/10/2045 IO (Acquired 10/28/2013, Cost $204,406) (1)	1,686,374	144,287
UBS-BAMLL Trust
3.66%, 06/10/2030 (Acquired 10/28/2013, Cost $1,765,718) (1)	1,787,000	1,821,433
UBS-Barclays Commercial Mortgage Trust 2012-C2
1.62%, 05/10/2063 IO (Acquired 10/28/2013, Cost $566,791) (1)	5,978,058	332,609
3.53%, 05/10/2063	1,073,000	1,117,560
UBS-Barclays Commercial Mortgage Trust 2013-C6
3.24%, 04/10/2046	271,000	277,190
Vendee Mortgage Trust 1993-1
7.25%, 02/15/2023	417,585	459,781
Vendee Mortgage Trust 1994-1
5.48%, 02/15/2024	105,033	112,314
6.50%, 02/15/2024	313,669	344,102
Vendee Mortgage Trust 1996-1
6.75%, 02/15/2026	159,482	179,777
Vendee Mortgage Trust 1996-2
6.75%, 06/15/2026	73,063	81,874
Vendee Mortgage Trust 1997-1
7.50%, 02/15/2027	222,520	254,476
Vendee Mortgage Trust 1998-1
7.00%, 03/15/2028	144,747	167,276
VNDO 2012-6AVE Mortgage Trust
3.00%, 11/15/2030 (Acquired 10/28/2013 through 02/19/2014, Cost $2,220,811) (1)	2,283,000	2,309,015
VNDO 2013-PENN Mortgage Trust
3.81%, 12/13/2029 (Acquired 12/05/2013, Cost $2,543,999) (1)	2,500,000	2,620,428
Wachovia Bank Commercial Mortgage Trust Series 2005-C21
5.29%, 10/15/2044	147,880	147,702
Wachovia Bank Commercial Mortgage Trust Series 2006-C24
0.09%, 03/15/2045 IO (Acquired 10/28/2013, Cost $216,456) (1)	4,667,354	47
Wachovia Bank Commercial Mortgage Trust Series 2007-C32
5.76%, 06/15/2049	1,512,890	1,512,578
WaMu Mortgage Pass-Through Certificates Series 2003-AR11 Trust
2.85%, 10/25/2033	374,672	377,026
WaMu Mortgage Pass-Through Certificates Series 2003-AR7 Trust
2.68%, 08/25/2033	128,465	128,755
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
2.78%, 09/25/2033	716,544	721,319
2.85%, 09/25/2033	135,084	134,073
WaMu Mortgage Pass-Through Certificates Series 2003-S1 Trust
5.50%, 04/25/2033	119,962	122,877
WaMu Mortgage Pass-Through Certificates Series 2003-S10
5.00%, 10/25/2018	3,958	3,978
WaMu Mortgage Pass-Through Certificates Series 2003-S13 Trust
1.53%, 12/25/2018	10,096	9,934
WaMu Mortgage Pass-Through Certificates Series 2003-S4
14.76%, 06/25/2033	34,353	40,224
WaMu Mortgage Pass-Through Certificates Series 2003-S8 Trust
4.50%, 09/25/2018	20,217	20,252
4.50%, 09/25/2018	6,982	6,994
WaMu Mortgage Pass-Through Certificates Series 2003-S9 Trust
0.00%, 10/25/2033 PO	10,814	9,254
5.25%, 10/25/2033	472,732	491,011
WaMu Mortgage Pass-Through Certificates Series 2004-AR14 Trust
2.87%, 01/25/2035	3,919,917	3,977,540
WaMu Mortgage Pass-Through Certificates Series 2004-AR3 Trust
2.85%, 06/25/2034	4,223,784	4,266,491
2.85%, 06/25/2034	238,005	240,412
WaMu Mortgage Pass-Through Certificates Series 2004-CB1 Trust
5.00%, 06/25/2019	28,606	28,867
WaMu Mortgage Pass-Through Certificates Series 2004-CB2 Trust
5.00%, 07/25/2019	36,273	36,574
5.50%, 08/25/2019	77,610	78,441
6.00%, 08/25/2034	1,017,478	1,074,397
WaMu Mortgage Pass-Through Certificates Series 2004-CB3 Trust
5.50%, 10/25/2019	9,546	9,665
6.00%, 10/25/2019	12,138	12,456
6.50%, 10/25/2034	3,748,696	3,988,189
WaMu Mortgage Pass-Through Certificates Series 2004-CB4 Trust
5.50%, 12/25/2019	20,345	20,656
WaMu Mortgage Pass-Through Certificates Series 2004-RS2
5.00%, 11/25/2033	76,049	77,179
WaMu Mortgage Pass-Through Certificates Series 2004-S2 Trust
5.50%, 06/25/2034	431,451	446,256
WaMu Mortgage Pass-Through Certificates Series 2004-S3 Trust
5.00%, 07/25/2034	75,536	77,443
WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust
2.97%, 09/25/2036	16,809	14,869
WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust
2.86%, 08/25/2046	101,392	91,729
WaMu Mortgage Pass-Through Certificates WMALT Series 2005-1 Trust
0.00%, 03/25/2035 PO	16,196	12,026
5.50%, 03/25/2035	151,824	149,249
WaMu Mortgage Pass-Through Certificates WMALT Series 2005-2 Trust
4.02%, 04/25/2035 IO	285,118	35,267
4.07%, 04/25/2035 IO	1,072,757	143,134
WaMu Mortgage Pass-Through Certificates WMALT Series 2005-4 Trust
5.50%, 06/25/2035	373,351	353,186
5.50%, 06/25/2035 IO	358,453	71,638
WaMu Mortgage Pass-Through Certificates WMALT Series 2005-6 Trust
5.50%, 08/25/2035	74,891	68,767
WaMu Mortgage Pass-Through Certificates WMALT Series 2006-1 Trust
5.75%, 02/25/2036	28,651	26,757
WaMu MSC Mortgage Pass-Through Certificates Series 2003-MS5 Trust
1.48%, 03/25/2018	2,715	2,701
WaMu MSC Mortgage Pass-Through Certificates Series 2003-MS7 Trust
0.00%, 03/25/2033 PO	1,115	943
Wells Fargo Alternative Loan 2003-1 Trust
0.00%, 09/25/2033 PO	11,184	10,010
Wells Fargo Alternative Loan 2007-PA3 Trust
5.75%, 07/25/2037	38,739	34,970
Wells Fargo Commercial Mortgage Trust
2.64%, 11/15/2049	20,000,000	18,985,636
Wells Fargo Commercial Mortgage Trust 2013-120B
2.71%, 03/18/2028 (Acquired 10/28/2013, Cost $1,525,643) (1)	1,548,000	1,565,460
Wells Fargo Commercial Mortgage Trust 2014-LC16
2.82%, 08/15/2050	3,500,000	3,555,196
Wells Fargo Commercial Mortgage Trust 2015-C26
2.99%, 02/15/2048	9,300,000	9,428,121
Wells Fargo Commercial Mortgage Trust 2015-C29
3.37%, 06/15/2048	10,000,000	10,078,061
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/15/2058	729,000	749,077
Wells Fargo Commercial Mortgage Trust 2015-NXS2
3.50%, 07/15/2058	15,000,000	15,266,249
Wells Fargo Commercial Mortgage Trust 2015-NXS3
3.62%, 09/15/2057	548,000	561,149
Wells Fargo Commercial Mortgage Trust 2015-SG1
3.79%, 09/15/2048	1,787,000	1,847,139
Wells Fargo Commercial Mortgage Trust 2016-LC25
3.64%, 12/15/2059	1,579,000	1,612,981
Wells Fargo Commercial Mortgage Trust 2017-RB1
3.64%, 03/15/2050	1,611,000	1,655,660
Wells Fargo Mortgage Backed Securities 2003-K Trust
2.90%, 11/25/2033	263,565	264,215
2.90%, 11/25/2033	10,111	10,180
Wells Fargo Mortgage Backed Securities 2003-L Trust
2.94%, 11/25/2033	40,537	39,676
Wells Fargo Mortgage Backed Securities 2004-4 Trust
5.50%, 05/25/2034	56,589	57,693
Wells Fargo Mortgage Backed Securities 2004-B Trust
3.02%, 02/25/2034	97,157	96,686
Wells Fargo Mortgage Backed Securities 2004-EE Trust
3.05%, 12/25/2034	3,205,995	3,231,252
3.05%, 12/25/2034	132,116	134,614
3.25%, 12/25/2034	237,758	245,148
3.25%, 12/25/2034	77,606	80,019
Wells Fargo Mortgage Backed Securities 2004-I Trust
3.16%, 07/25/2034	357,007	361,551
Wells Fargo Mortgage Backed Securities 2004-P Trust
2.99%, 09/25/2034	938,842	966,865
Wells Fargo Mortgage Backed Securities 2004-V Trust
3.10%, 10/25/2034	128,613	129,334
3.10%, 10/25/2034	164,959	168,778
Wells Fargo Mortgage Backed Securities 2005-14 Trust
0.00%, 12/25/2035 PO	14,193	11,859
5.50%, 12/25/2035	96,708	100,150
Wells Fargo Mortgage Backed Securities 2005-AR10 Trust
3.07%, 06/25/2035	5,873,060	5,973,866
Wells Fargo Mortgage Backed Securities 2005-AR3 Trust
3.09%, 03/25/2035	2,126,948	2,169,196
Wells Fargo Mortgage Backed Securities 2005-AR8 Trust
3.17%, 06/25/2035	187,561	191,009
Wells Fargo Mortgage Backed Securities 2007-11 Trust
6.00%, 08/25/2037	244,057	240,628
Wells Fargo Mortgage Backed Securities 2007-7 Trust
6.00%, 06/25/2037	40,381	39,517
WFRBS Commercial Mortgage Trust 2011-C3
4.38%, 03/15/2044 (Acquired 10/28/2013, Cost $1,114,244) (1)	1,059,000	1,128,888
WFRBS Commercial Mortgage Trust 2012-C6
3.44%, 04/15/2045	9,470,780	9,823,402
WFRBS Commercial Mortgage Trust 2013-C11
4.21%, 03/15/2045 (Acquired 08/04/2014, Cost $288,057) (1)	300,000	273,309
WFRBS Commercial Mortgage Trust 2013-C14
3.07%, 06/15/2046	2,244,000	2,267,431
3.34%, 06/15/2046	229,750	235,526
WFRBS Commercial Mortgage Trust 2014-C21
3.68%, 08/15/2047	7,000,000	7,246,154
WFRBS Commercial Mortgage Trust 2014-C23
3.64%, 10/15/2057	3,500,000	3,673,870
WFRBS Commercial Mortgage Trust 2014-C24
3.32%, 11/15/2047	5,000,000	5,159,706
WFRBS Commercial Mortgage Trust 2014-LC14
3.77%, 03/15/2047	10,000,000	10,406,755
Total Mortgage-Backed Obligations (Cost $4,174,265,902)		$4,196,013,726
Total Bonds & Notes (Cost $12,233,630,483)		$12,318,097,857

	Shares	Value
PREFERRED STOCKS - 0.02%
Financials - 0.02%
State Street Corp., 5.35%	95,000	$2,501,350
Total Preferred Stocks (Cost $2,375,000)		$2,501,350

SHORT-TERM INVESTMENTS - 12.91%
Money Market Funds - 12.90%
Fidelity Institutional Money Market Government Funds - Class I, 0.56% (5)(7)	844,323,975	$844,323,975
Goldman Sachs Financial Square Treasury Solutions Fund - Class I, 0.57% (5)(7)	842,073,976	842,073,976
		$1,686,397,951

	Principal
	Amount	Value
U.S. Treasury Bills - 0.01%
U.S. Treasury Bill, 0.00%, 05/25/2017 (4)	$1,500,000	$1,498,467
Total Short-Term Investments (Cost $1,687,896,764)		$1,687,896,418
TOTAL INVESTMENTS IN SECURITIES - 107.16%
(Cost $13,923,902,247)		$14,008,495,625

TBA SALES COMMITMENTS - (0.04)%
Mortgage-Backed Obligations - (0.04)%
Fannie Mae Pool, 3.50%, Apr. 2041 (6)	(2,000,000)	$(2,045,938)
Fannie Mae Pool, 4.00%, Apr. 2041 (6)	(3,500,000)	(3,671,172)
Total TBA Sales Commitments (Proceeds Received $5,698,399)		$(5,717,110)

LIABILITIES IN EXCESS OF OTHER ASSETS - (7.12)%		(930,300,142)
TOTAL NET ASSETS - 100.00%		$13,072,478,373
Percentages are stated as a percent of net assets.

IO	Interest Only Strip.
PO	Principal Only Strip.

(1)	Restricted security as defined in Rule 144(A) under the Securities Act of 1933. The value of these securities total $1,820,653,565, which represents 13.93% of total net assets.
(2)	Inflation protected security. The value of these securities total $7,244,149, which represents 0.06% of total net assets.
(3)	Delayed delivery purchase commitment security. The value of these securities total $749,556,488, which represents 5.73% of total net assets.
(4)	Partially assigned as collateral for certain futures contracts. The value of the pledged issues total $5,973,398, which represent 0.05% of total net assets.
(5)	Partially assigned as collateral for certain delayed delivery securities. See Note 3(a) in the Notes to Schedule of Investments.
(6)	Delayed delivery sale commitment security. The value of these securities total $5,717,110, which represents 0.04% of total net assets.
(7)	Represents annualized seven-day yield as of the close of the reporting period.
(8)	Security is treated as illiquid by the Fund. The value of these securities total $50,454,422 which represents 0.39% of the total net assets.
(9)	Security is categorized as Level 3 per the Trust's fair value hierarchy. The value of these securities total $153,049,651, which represents 1.17% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased (Sold)	Description	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation (Depreciation)
(563)	U.S. 10 Year Note Future	J.P. Morgan	Jun. 2017	$(70,076,154)	$(70,128,688)	$(52,534)
1,335	U.S. 2 Year Note Future	J.P. Morgan	Jun. 2017	288,659,425	288,964,923	305,498
3,790	U.S. 5 Year Note Future	J.P. Morgan	Jun. 2017	445,183,261	446,183,674	1,000,413
228	U.S. Ultra Bond Future	J.P. Morgan	Jun. 2017	35,825,050	36,622,500	797,450
						$2,050,827

Bridge Builder Core Plus Bond Fund
Schedule of Investments
March 31, 2017 (Unaudited)

	Principal
	Amount	Value
BONDS & NOTES - 93.99%
Asset-Backed Obligations - 8.05%
ABFC 2007-NC1 Trust
1.28%, 05/25/2037 (Acquired 09/03/2015, Cost $3,145,398) (1)	$4,000,000	$3,138,421
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE7
1.64%, 11/25/2035	823,687	816,061
Aegis Asset Backed Securities Trust 2005-5
1.23%, 12/25/2035	6,965,787	6,830,260
Ajax Mortgage Loan Trust 2016-B
4.00%, 09/25/2065 (Acquired 08/05/2016, Cost $604,973) (1)	606,270	605,079
Ajax Mortgage Loan Trust 2016-C
4.00%, 10/25/2057 (Acquired 10/21/2016, Cost $1,834,292) (1)	1,834,292	1,825,556
Ally Auto Receivables Trust 2014-1
2.04%, 12/15/2019	345,000	346,661
2.48%, 02/15/2021	345,000	345,947
Ally Auto Receivables Trust 2015-2
2.07%, 10/15/2020 (Acquired 02/13/2017, Cost $822,337) (1)	820,000	822,096
3.01%, 03/15/2022 (Acquired 02/08/2017, Cost $197,989) (1)	195,000	197,003
Ally Auto Receivables Trust 2016-1
1.99%, 03/15/2021	790,000	786,754
2.29%, 06/15/2021	530,000	530,632
Ally Auto Receivables Trust 2016-3
1.72%, 04/15/2021	2,060,000	2,054,882
Ally Auto Receivables Trust 2017-2
2.33%, 06/15/2022 (8)	210,000	209,955
Ally Master Owner Trust
1.54%, 09/15/2019	1,450,000	1,451,060
1.63%, 05/15/2020	1,670,000	1,671,520
American Express Credit Account Master Trust
1.49%, 04/15/2020	2,000,000	2,002,100
American Homes 4 Rent 2014-SFR1
3.04%, 06/17/2031 (Acquired 04/05/2016, Cost $96,260) (1)	100,000	100,108
AmeriCredit Automobile Receivables 2015-1
1.26%, 11/08/2019	803,145	802,825
AmeriCredit Automobile Receivables 2015-4
3.72%, 12/08/2021	531,000	544,336
AmeriCredit Automobile Receivables 2016-1
1.81%, 10/08/2020	175,000	175,333
3.59%, 02/08/2022	916,000	936,578
AmeriCredit Automobile Receivables Trust 2013-5
2.86%, 12/09/2019	3,270,000	3,307,185
Americredit Automobile Receivables Trust 2014-4
3.07%, 11/09/2020	5,600,000	5,662,565
AmeriCredit Automobile Receivables Trust 2015-3
3.34%, 08/08/2021	1,865,000	1,887,387
AmeriCredit Automobile Receivables Trust 2016-2
1.60%, 11/09/2020	1,260,000	1,258,728
2.87%, 11/08/2021	290,000	293,147
3.65%, 05/09/2022	605,000	619,683
AmeriCredit Automobile Receivables Trust 2016-3
2.24%, 04/08/2022	2,000,000	1,975,312
Ameriquest Mortgage Securities Trust 2006-R2
1.16%, 04/25/2036	1,930,333	1,904,376
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs Ser 2004-R8
1.94%, 09/25/2034	2,367,602	2,354,805
Ammc Clo 19 Ltd.
2.38%, 10/15/2028 (Acquired 10/07/2016, Cost $4,255,000) (1)	4,255,000	4,267,782
AMPLIT Trust 2015-A
5.00%, 09/15/2021 (Acquired 11/13/2015, Cost $294,965) (1)	294,965	295,722
Applebee's Funding LLC / IHOP Funding LLC
4.28%, 09/05/2044 (Acquired 05/16/2016, Cost $5,068,297) (1)	5,000,000	4,897,315
Ascentium Equipment Receivables 2016-2 Trust
1.46%, 04/10/2019 (Acquired 10/18/2016, Cost $274,993) (1)	275,000	274,570
Avis Budget Rental Car Funding AESOP LLC
2.10%, 03/20/2019 (Acquired 10/20/2016, Cost $330,760) (1)	330,000	330,840
2.62%, 09/20/2019 (Acquired 10/20/2016, Cost $504,885) (1)	505,000	506,706
2.97%, 02/20/2020 (Acquired 08/26/2015 through 10/20/2016, Cost $1,468,441) (1)	1,450,000	1,472,654
2.46%, 07/20/2020 (Acquired 07/15/2015 through 06/17/2016, Cost $2,644,572) (1)	2,630,000	2,642,411
2.50%, 07/20/2021 (Acquired 10/26/2016, Cost $1,238,765) (1)	1,230,000	1,229,039
BA Credit Card Trust
1.18%, 09/16/2019	1,750,000	1,750,000
Barclays Dryrock Issuance Trust
2.41%, 07/15/2022	1,395,000	1,412,787
2.20%, 12/15/2022	1,705,000	1,714,302
Bayview Opportunity Master Fund IIa Trust 2016-RPL3
3.47%, 07/28/2031 (Acquired 07/15/2016, Cost $509,809) (1)	509,809	508,056
Bayview Opportunity Master Fund Iiib NPL Trust 2015-A
3.72%, 07/28/2035 (Acquired 01/06/2017, Cost $145,539) (1)	145,451	145,625
Bayview Opportunity Master Fund IVb Trust 2017-NPL1
3.60%, 01/28/2032 (Acquired 01/26/2017, Cost $1,097,743) (1)	1,097,743	1,094,760
Bayview Opportunity Master Fund IVb Trust 2017-RN1
3.60%, 02/28/2032 (Acquired 02/17/2017, Cost $849,856) (1)	849,856	848,567
Bayview Opportunity Master Fund Trust 2016-LT1
3.47%, 10/28/2031 (Acquired 10/12/2016, Cost $989,242) (1)	989,242	984,273
Blackbird Capital Aircraft Lease Securitization Ltd. 2016-1
4.21%, 12/16/2041 (Acquired 11/04/2016, Cost $1,474,473) (1)	1,474,479	1,484,844
BMW Vehicle Lease Trust 2016-2
1.57%, 02/20/2020	960,000	955,854
BMW Vehicle Owner Trust 2013-A
1.12%, 04/27/2020	1,130,953	1,130,808
California Republic Auto Receivables Trust 2017-1
3.76%, 12/15/2023	1,300,000	1,294,323
CAM Mortgage Trust 2016-1
4.00%, 01/15/2056 (Acquired 04/18/2016, Cost $128,740) (1)	128,983	128,404
CAM Mortgage Trust 2016-2
3.25%, 06/15/2057 (Acquired 09/22/2016, Cost $583,066) (1)	583,706	579,410
Capital Auto Receivables Asset Trust 2013-4
3.83%, 07/20/2022 (Acquired 11/03/2016, Cost $1,400,184) (1)	1,377,000	1,391,490
Capital Auto Receivables Asset Trust 2014-1
2.84%, 04/22/2019	1,185,000	1,193,753
3.39%, 07/22/2019	960,000	973,112
Capital Auto Receivables Asset Trust 2014-2
1.62%, 10/22/2018	308,756	308,803
Capital Auto Receivables Asset Trust 2015-3
1.94%, 01/21/2020	2,000,000	2,006,557
Capital Auto Receivables Asset Trust 2016-2
1.63%, 01/20/2021	755,000	751,550
Capital One Multi-Asset Execution Trust
1.39%, 01/15/2021	3,000,000	2,998,679
CarMax Auto Owner Trust 2013-3
1.49%, 01/15/2019	1,150,761	1,151,438
CarMax Auto Owner Trust 2016-1
2.34%, 06/15/2021	365,000	364,535
CarMax Auto Owner Trust 2016-2
2.16%, 12/15/2021	100,000	99,587
CarMax Auto Owner Trust 2016-4
1.40%, 08/15/2021	1,390,000	1,378,702
2.26%, 07/15/2022	265,000	260,376
Carnow Auto Receivables Trust 2015-1
3.88%, 04/15/2020 (Acquired 09/11/2015, Cost $649,988) (1)	650,000	646,253
CCG Receivables Trust 2016-1
1.69%, 09/14/2022 (Acquired 06/08/2016, Cost $1,375,185) (1)	1,375,257	1,374,169
Chase Issuance Trust
1.34%, 09/15/2020	2,000,000	2,008,260
1.37%, 06/15/2021	6,150,000	6,108,308
Chrysler Capital Auto Receivables Trust 2016-B
1.36%, 01/15/2020 (Acquired 10/26/2016 through 02/23/2017, Cost $609,949) (1)	610,000	609,317
1.64%, 07/15/2021 (Acquired 10/26/2016, Cost $574,892) (1)	575,000	573,131
Citibank Credit Card Issuance Trust
1.75%, 11/19/2021	3,770,000	3,763,380
CKE Restaurant Holdings, Inc.
4.47%, 03/20/2043 (Acquired 07/28/2015, Cost $2,111,342) (1)	2,062,627	2,045,610
CLI Funding V LLC
3.38%, 10/18/2029 (Acquired 07/23/2015, Cost $984,072) (1)	979,726	960,361
CNH Equipment Trust 2013-D
1.37%, 10/15/2020	800,000	800,133
CNH Equipment Trust 2015-A
1.85%, 04/15/2021	1,047,000	1,048,908
CNH Equipment Trust 2016-C
1.44%, 12/15/2021	1,020,000	1,010,619
Colony American Finance 2015-1 Ltd.
4.83%, 10/15/2047 (Acquired 10/22/2015, Cost $724,993) (1)	725,000	721,390
Colony American Homes 2014-2
3.13%, 07/17/2031 (Acquired 03/28/2016, Cost $120,647) (1)	125,000	125,391
CPS Auto Receivables Trust 2016-C
5.92%, 06/15/2022 (Acquired 07/18/2016, Cost $1,984,596) (1)	1,985,000	2,104,107
CPS Auto Trust
4.53%, 01/17/2023 (Acquired 10/13/2016, Cost $1,464,805) (1)	1,465,000	1,483,897
CWABS Asset-Backed Certificates Trust 2004-13
2.05%, 04/25/2035	1,954,227	1,922,824
CWABS Asset-Backed Certificates Trust 2005-16
1.46%, 05/25/2036	805,000	698,073
CWABS Asset-Backed Certificates Trust 2005-7
1.56%, 11/25/2035	8,000,000	7,895,634
DB Master Finance LLC 2015-1
3.26%, 02/20/2045 (Acquired 07/29/2015, Cost $519,789) (1)	519,400	522,128
Diamond Resorts Owner Trust 2013-1
1.95%, 01/20/2025 (Acquired 08/26/2015, Cost $677,438) (1)	679,975	674,607
Diamond Resorts Owner Trust 2014-1
2.54%, 05/20/2027 (Acquired 07/15/2015, Cost $194,388) (1)	194,240	194,233
Diamond Resorts Owner Trust 2015-1
2.73%, 07/20/2027 (Acquired 07/23/2015, Cost $133,009) (1)	133,018	133,155
Discover Card Execution Note Trust
1.39%, 03/15/2022	2,150,000	2,130,435
1.85%, 10/16/2023	655,000	646,722
Domino's Pizza Master Issuer LLC
5.22%, 01/25/2042 (Acquired 07/15/2015 through 12/06/2016, Cost $4,426,182) (1)	4,321,239	4,377,558
3.48%, 10/25/2045 (Acquired 10/14/2015 through 10/25/2016, Cost $3,306,167) (1)	3,301,213	3,302,645
Drive Auto Receivables Trust 2015-B
2.76%, 07/15/2021 (Acquired 08/06/2015, Cost $843,343) (1)	845,000	849,279
Drive Auto Receivables Trust 2015-C
3.01%, 05/17/2021 (Acquired 07/15/2015, Cost $824,943) (1)	825,000	831,454
Dryden XXXI Senior Loan Fund
0.00%, 04/18/2026 (Acquired 03/22/2017, Cost $3,200,000) (1)	3,200,000	3,198,400
2.37%, 04/18/2026 (Acquired 07/21/2015, Cost $1,660,102) (1)	1,665,000	1,664,281
DT Auto Owner Trust 2014-3
4.47%, 11/15/2021 (Acquired 06/28/2016, Cost $1,817,000) (1)	1,800,000	1,836,861
DT Auto Owner Trust 2016-1
4.66%, 12/15/2022 (Acquired 01/13/2016, Cost $1,599,693) (1)	1,600,000	1,641,981
DT Auto Owner Trust 2016-4
3.77%, 10/17/2022 (Acquired 09/28/2016, Cost $114,981) (1)	115,000	115,616
DT Auto Owner Trust 2017-1
3.55%, 11/15/2022 (Acquired 02/06/2017, Cost $2,594,677) (1)	2,595,000	2,601,979
Enterprise Fleet Financing LLC
2.09%, 02/22/2021 (Acquired 07/22/2015 through 06/08/2016, Cost $1,539,023) (1)	1,535,000	1,538,993
2.08%, 09/20/2021 (Acquired 02/09/2016, Cost $509,950) (1)	510,000	507,505
2.04%, 02/22/2022 (Acquired 07/12/2016, Cost $2,184,560) (1)	2,185,000	2,167,762
2.13%, 07/20/2022 (Acquired 01/24/2017, Cost $329,991) (1)	330,000	330,327
First Investors Auto Owner Trust 2015-2
4.22%, 12/15/2021 (Acquired 11/03/2016, Cost $269,989) (1)	270,000	276,270
First Investors Auto Owner Trust 2016-2
3.35%, 11/15/2022 (Acquired 09/12/2016, Cost $849,997) (1)	850,000	845,401
First NLC Trust 2005-2
1.46%, 09/25/2035	3,061,074	3,002,954
Flagship Credit Auto Trust 2014-1
3.34%, 04/15/2020 (Acquired 09/01/2015, Cost $99,915) (1)	100,000	100,187
Flagship Credit Auto Trust 2016-3
3.89%, 11/15/2022 (Acquired 08/02/2016, Cost $809,817) (1)	810,000	811,093
Flagship Credit Auto Trust 2017-1
4.23%, 05/15/2023 (Acquired 01/26/2017, Cost $259,985) (1)	260,000	263,435
Flatiron CLO 2014-1 Ltd.
2.02%, 07/17/2026 (Acquired 02/08/2017, Cost $1,660,000) (1)	1,660,000	1,661,469
Ford Credit Auto Lease Trust 2017-A
1.88%, 04/15/2020	1,005,000	1,005,354
Ford Credit Auto Owner Trust 2014-A
1.90%, 09/15/2019	1,100,000	1,102,754
Ford Credit Auto Owner Trust 2014-B
0.90%, 10/15/2018	431,043	430,788
Ford Credit Auto Owner Trust 2014-C
1.06%, 05/15/2019	231,776	231,538
Ford Credit Auto Owner Trust 2015-A
1.28%, 09/15/2019	20,782	20,771
Ford Credit Auto Owner Trust 2015-B
1.16%, 11/15/2019	23,986	23,966
Ford Credit Auto Owner Trust 2015-C
1.41%, 02/15/2020	2,000,000	1,999,302
Ford Credit Auto Owner Trust 2016-A
1.60%, 06/15/2021	2,635,000	2,623,340
Ford Credit Auto Owner Trust 2016-B
1.33%, 10/15/2020	1,495,000	1,487,913
Ford Credit Auto Owner Trust 2016-C
1.73%, 03/15/2022	555,000	547,814
1.93%, 04/15/2023	370,000	364,165
Ford Credit Auto Owner Trust 2016-REV2
2.03%, 12/15/2027 (Acquired 06/20/2016 through 08/23/2016, Cost $4,567,429) (1)	4,565,000	4,502,204
Ford Credit Floorplan Master Owner Trust A
1.55%, 07/15/2021	2,660,000	2,642,266
2.16%, 11/15/2021	385,000	382,915
2.09%, 03/15/2022 (Acquired 07/28/2016, Cost $2,280,814) (1)	2,255,000	2,257,106
GM Financial Automobile Leasing Trust 2016-2
1.76%, 03/20/2020	995,000	993,373
2.08%, 03/20/2020	570,000	568,093
2.58%, 03/20/2020	350,000	350,663
GM Financial Automobile Leasing Trust 2017-1
2.06%, 05/20/2020	940,000	944,513
GMF Floorplan Owner Revolving Trust
1.96%, 05/17/2021 (Acquired 05/24/2016, Cost $2,034,722) (1)	2,035,000	2,038,099
2.41%, 05/17/2021 (Acquired 05/24/2016, Cost $144,992) (1)	145,000	145,647
2.85%, 05/17/2021 (Acquired 05/24/2016, Cost $99,985) (1)	100,000	99,918
2.22%, 01/18/2022 (Acquired 01/24/2017, Cost $1,499,771) (1)	1,500,000	1,502,523
2.58%, 01/18/2022 (Acquired 01/24/2017, Cost $669,963) (1)	670,000	668,602
GreatAmerica Leasing Receivables Funding LLC Series 2017-1
1.72%, 04/22/2019 (Acquired 02/07/2017, Cost $159,983) (1)	160,000	159,794
2.06%, 06/22/2020 (Acquired 02/07/2017, Cost $150,000) (1)	150,000	149,658
Hilton Grand Vacations Trust 2017-A
2.66%, 12/26/2028 (Acquired 02/22/2017, Cost $439,939) (1)	440,000	439,633
2.96%, 12/26/2028 (Acquired 02/22/2017, Cost $199,990) (1)	200,000	199,656
HOA Funding LLC
4.85%, 08/20/2044 (Acquired 07/15/2015 through 12/09/2015, Cost $622,782) (1)	646,000	591,396
Home Equity Asset Trust 2006-3
1.18%, 07/25/2036	8,330,338	8,183,575
Home Partners of America 2016-1 Trust
4.24%, 03/17/2033 (Acquired 01/22/2016, Cost $678,500) (1)	705,000	711,432
Honda Auto Receivables 2014-2 Owner Trust
1.18%, 05/18/2020	725,000	725,109
Honda Auto Receivables 2015-1 Owner Trust
1.05%, 10/15/2018	51,207	51,161
Honda Auto Receivables 2015-2 Owner Trust
1.04%, 02/21/2019	62,037	61,945
Honda Auto Receivables 2015-3 Owner Trust
1.27%, 04/18/2019	1,975,167	1,974,026
Honda Auto Receivables 2015-4 Owner Trust
1.23%, 09/23/2019	2,105,000	2,098,819
Honda Auto Receivables 2016-3 Owner Trust
1.16%, 05/18/2020	1,085,000	1,078,586
Honda Auto Receivables 2016-4 Owner Trust
1.36%, 01/18/2023	610,000	601,374
HSI Asset Securitization Corp. Trust 2006-OPT1
1.20%, 12/25/2035	1,788,679	1,768,191
Huntington Auto Trust
1.93%, 04/15/2022	1,805,000	1,793,955
Hyundai Auto Lease Securitization Trust 2015-B
1.66%, 07/15/2019 (Acquired 07/15/2015 through 07/29/2015, Cost $1,675,624) (1)	1,675,000	1,677,606
Hyundai Auto Lease Securitization Trust 2016-B
1.52%, 10/15/2019 (Acquired 05/17/2016, Cost $449,983) (1)	450,000	449,568
1.68%, 04/15/2020 (Acquired 05/17/2016, Cost $139,989) (1)	140,000	139,920
Hyundai Auto Lease Securitization Trust 2016-C
1.49%, 02/18/2020 (Acquired 01/19/2017, Cost $1,364,903) (1)	1,365,000	1,361,320
Hyundai Auto Lease Securitization Trust 2017-A
1.88%, 08/17/2020 (Acquired 01/10/2017, Cost $1,139,974) (1)	1,140,000	1,141,869
John Deere Owner Trust 2015-B
1.44%, 10/15/2019	315,000	314,989
John Deere Owner Trust 2016-B
1.25%, 06/15/2020	940,000	934,191
1.49%, 05/15/2023	615,000	610,094
Kubota Credit Owner Trust 2014-1
1.16%, 05/15/2018 (Acquired 07/15/2015, Cost $100,903) (1)	100,929	100,915
Kubota Credit Owner Trust 2015-1
1.79%, 08/16/2021 (Acquired 11/12/2015, Cost $497,356) (1)	500,000	499,612
Kubota Credit Owner Trust 2016-1
1.50%, 07/15/2020 (Acquired 07/26/2016, Cost $1,104,825) (1)	1,105,000	1,097,006
Magnetite XII Ltd.
2.35%, 04/15/2027 (Acquired 11/17/2016, Cost $4,385,000) (1)	4,385,000	4,385,539
Mercedes-Benz Auto Lease Trust 2016-B
1.35%, 08/15/2019	740,000	737,995
Merlin Aviation Holdings DAC
4.50%, 12/15/2032 (Acquired 12/21/2016, Cost $1,482,889) (1)	1,539,808	1,504,922
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2
1.22%, 05/25/2037	3,467,735	2,043,926
MMAF Equipment Finance LLC 2016-A
1.76%, 01/17/2023 (Acquired 05/03/2016, Cost $279,973) (1)	280,000	276,853
MVW Owner Trust 2015-1
2.52%, 12/20/2032 (Acquired 08/04/2015, Cost $1,296,120) (1)	1,296,199	1,289,487
Nationstar HECM Loan Trust 2016-1A
2.98%, 02/25/2026 (Acquired 02/25/2016, Cost $103,360) (1)(8)	103,360	103,360
Nationstar HECM Loan Trust 2016-3
2.01%, 08/25/2026 (Acquired 08/11/2016, Cost $176,909) (1)(8)	176,909	177,994
Navient Student Loan Trust 2014-2
1.62%, 03/25/2083	1,038,393	1,014,490
Navient Student Loan Trust 2014-3
1.60%, 03/25/2083	386,796	377,716
Navient Student Loan Trust 2016-1
1.68%, 02/25/2070 (Acquired 10/03/2016, Cost $4,083,185) (1)	4,194,689	4,125,477
Navient Student Loan Trust 2016-2
2.48%, 06/25/2065 (Acquired 04/05/2016 through 09/28/2016, Cost $6,317,035) (1)	6,200,000	6,369,391
Navient Student Loan Trust 2016-3
1.83%, 06/25/2065 (Acquired 06/07/2016, Cost $2,300,000) (1)	2,300,000	2,310,692
Navient Student Loan Trust 2017-1
1.92%, 07/26/2066 (Acquired 02/08/2017, Cost $4,730,000) (1)	4,730,000	4,764,959
Nelnet Student Loan Trust 2007-1
0.99%, 05/27/2025	4,150,000	4,065,147
Nelnet Student Loan Trust 2008-3
2.70%, 11/25/2024	2,347,586	2,399,322
Nelnet Student Loan Trust 2014-2
1.83%, 07/27/2037 (Acquired 01/27/2016, Cost $3,937,454) (1)	4,250,000	4,122,914
Nelnet Student Loan Trust 2015-2
1.58%, 09/25/2047 (Acquired 06/16/2016 through 10/04/2016, Cost $3,340,515) (1)	3,433,634	3,389,403
Nelnet Student Loan Trust 2015-3
1.58%, 02/27/2051 (Acquired 03/02/2017, Cost $5,175,196) (1)	5,187,812	5,174,812
New Century Home Equity Loan Trust 2005-1
1.66%, 03/25/2035	6,000,000	5,658,668
New Century Home Equity Loan Trust 2005-3
1.47%, 07/25/2035	1,566,039	1,545,480
1.49%, 07/25/2035	6,570,000	6,348,561
Nissan Auto Receivables 2015-A Owner Trust
1.05%, 10/15/2019	17,218	17,179
Nissan Auto Receivables 2015-B Owner Trust
1.34%, 03/16/2020	3,220,000	3,215,573
Nissan Auto Receivables 2015-C Owner Trust
1.37%, 05/15/2020	95,000	94,791
Nissan Auto Receivables 2016-B Owner Trust
1.05%, 04/15/2019	56,150	56,096
Nissan Auto Receivables 2016-C Owner Trust
1.18%, 01/15/2021	730,000	723,342
Nissan Master Owner Trust Receivables
1.54%, 06/15/2021	1,465,000	1,453,720
Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2006-HE1
1.39%, 02/25/2036	8,180,000	8,002,394
NovaStar Mortgage Funding Trust Series 2005-2
1.63%, 10/25/2035	1,596,102	1,590,698
NYMT Residential 2016-RP1
4.00%, 03/25/2021 (Acquired 04/04/2016, Cost $185,544) (1)	186,151	185,068
OneMain Financial Issuance Trust 2015-2
2.57%, 07/18/2025 (Acquired 07/23/2015, Cost $1,400,727) (1)	1,400,000	1,402,853
3.10%, 07/18/2025 (Acquired 06/06/2016, Cost $1,257,661) (1)	1,280,000	1,269,781
OneMain Financial Issuance Trust 2015-3
4.16%, 11/20/2028 (Acquired 09/24/2015, Cost $709,877) (1)	710,000	681,765
OneMain Financial Issuance Trust 2016-1
4.57%, 02/20/2029 (Acquired 02/03/2016, Cost $1,124,836) (1)	1,125,000	1,148,791
OneMain Financial Issuance Trust 2016-2
5.94%, 03/20/2028 (Acquired 03/16/2016, Cost $1,439,742) (1)	1,440,000	1,510,439
Option One Mortgage Loan Trust 2005-2
1.64%, 05/25/2035	1,150,150	1,111,066
Option One Mortgage Loan Trust 2005-3
1.45%, 08/25/2035	2,354,290	2,338,127
Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4
1.42%, 11/25/2035	6,538,000	6,420,083
OSAT 2016-NPL1 Trust
3.75%, 07/25/2056 (Acquired 10/21/2016, Cost $3,348,310) (1)	3,348,310	3,359,325
OSCAR US Funding Trust V
2.73%, 12/15/2020 (Acquired 09/14/2016, Cost $639,955) (1)	640,000	632,097
2.99%, 12/15/2023 (Acquired 09/14/2016, Cost $539,871) (1)	540,000	530,328
People's Choice Home Loan Securities Trust Series 2005-3
1.84%, 08/25/2035	1,245,000	995,831
Progress Residential 2015-SFR3 Trust
4.67%, 11/12/2032 (Acquired 10/23/2015, Cost $504,984) (1)	505,000	517,929
RAMP Series 2005-RS5 Trust
1.42%, 05/25/2035	595,627	594,271
RCO Mortgage LLC 2016-1
4.50%, 11/25/2047	112,520	112,656
Santander Drive Auto Receivables Trust 2013-2
2.98%, 04/15/2020 (Acquired 06/17/2016, Cost $5,024,840) (1)	5,000,000	5,030,360
Santander Drive Auto Receivables Trust 2013-5
3.73%, 03/15/2021 (Acquired 03/02/2017, Cost $1,386,590) (1)	1,362,000	1,385,932
Santander Drive Auto Receivables Trust 2014-3
2.65%, 08/17/2020	245,000	246,890
Santander Drive Auto Receivables Trust 2015-4
3.53%, 08/16/2021	937,000	953,160
Santander Drive Auto Receivables Trust 2015-5
3.65%, 12/15/2021	275,000	280,245
Santander Drive Auto Receivables Trust 2016-3
2.46%, 03/15/2022	155,000	155,177
Santander Drive Auto Receivables Trust 2017-1
1.49%, 02/18/2020	700,000	699,618
2.10%, 06/15/2021	260,000	259,656
2.58%, 05/16/2022	305,000	304,937
Shenton Aircraft Investment I Ltd.
4.75%, 10/15/2042 (Acquired 10/09/2015 through 06/08/2016, Cost $849,070) (1)	858,731	874,644
Sierra Timeshare 2015-2 Receivables Funding LLC
2.43%, 06/20/2032 (Acquired 07/15/2015 through 07/29/2015, Cost $623,647) (1)	625,086	624,609
Sierra Timeshare 2016-2 Receivables Funding LLC
2.33%, 07/20/2033 (Acquired 07/11/2016, Cost $671,327) (1)	671,454	671,344
SLC Student Loan Trust 2005-2
1.29%, 12/15/2039	4,900,000	4,579,258
SLC Student Loan Trust 2005-3
1.28%, 12/15/2039	5,000,000	4,612,211
SLM Private Credit Student Loan Trust 2003-B
3.32%, 03/15/2033	4,350,000	4,350,000
SLM Student Loan Trust
1.59%, 04/27/2026 (Acquired 07/19/2016, Cost $3,647,096) (1)	3,672,462	3,681,624
SLM Student Loan Trust 2003-10
4.05%, 12/15/2027 (Acquired 03/07/2017, Cost $6,371,871) (1)	6,371,871	6,340,713
SLM Student Loan Trust 2004-10
1.59%, 04/27/2026 (Acquired 12/04/2015, Cost $2,851,538) (1)	2,897,874	2,906,568
SLM Student Loan Trust 2006-2
1.21%, 01/25/2041	4,340,000	4,120,412
SLM Student Loan Trust 2007-3
1.10%, 01/25/2022	4,150,000	3,970,743
SLM Student Loan Trust 2007-6
1.42%, 10/25/2024	3,663,272	3,649,734
SLM Student Loan Trust 2007-8
2.04%, 04/27/2083	2,146,181	1,970,688
SLM Student Loan Trust 2008-4
2.69%, 07/25/2022	1,434,183	1,460,049
SLM Student Loan Trust 2008-5
2.74%, 07/25/2023	7,129,650	7,284,971
SLM Student Loan Trust 2008-9
2.54%, 04/25/2023	1,399,857	1,427,806
SLM Student Loan Trust 2009-3
1.73%, 01/25/2045 (Acquired 06/13/2016, Cost $2,744,529) (1)	2,855,206	2,794,401
SLM Student Loan Trust 2012-3
1.63%, 12/27/2038	1,568,160	1,548,582
SLM Student Loan Trust 2012-7
2.78%, 09/25/2043	2,220,000	2,103,574
SLM Student Loan Trust 2013-2
1.43%, 06/25/2043	3,012,529	2,986,099
SLM Student Loan Trust 2014-1
1.58%, 02/26/2029	4,300,000	4,216,797
SMART ABS Series 2016-2US Trust
1.71%, 03/15/2021	3,075,000	3,030,649
2.05%, 12/14/2022	2,370,000	2,328,518
SMB Private Education Loan Trust 2014-A
3.05%, 05/15/2026 (Acquired 07/26/2016, Cost $818,413) (1)	800,000	812,452
SMB Private Education Loan Trust 2015-B
2.98%, 07/15/2027 (Acquired 07/23/2015, Cost $358,788) (1)	360,000	364,989
SMB Private Education Loan Trust 2015-C
2.75%, 07/15/2027 (Acquired 10/21/2015, Cost $609,931) (1)	610,000	614,963
SMB Private Education Loan Trust 2016-A
2.70%, 05/15/2031 (Acquired 05/18/2016 through 06/23/2016, Cost $526,563) (1)	525,000	524,496
SMB Private Education Loan Trust 2016-B
2.43%, 02/17/2032 (Acquired 07/13/2016 through 09/19/2016, Cost $2,972,804) (1)	2,957,000	2,917,569
SMB Private Education Loan Trust 2016-C
2.34%, 09/15/2034 (Acquired 10/05/2016, Cost $784,626) (1)	785,000	766,762
SoFi Professional Loan Program 2015-B LLC
3.52%, 03/25/2036 (Acquired 07/23/2015, Cost $1,038,094) (1)	1,040,884	1,045,815
SoFi Professional Loan Program 2015-C LLC
3.58%, 08/25/2036 (Acquired 07/29/2015 through 12/01/2015, Cost $1,083,709) (1)	1,089,448	1,091,601
SoFi Professional Loan Program 2015-d LLC
3.59%, 10/26/2037 (Acquired 11/13/2015 through 08/04/2016, Cost $2,105,053) (1)	2,089,427	2,099,478
Sofi Professional Loan Program 2016-B LLC
3.80%, 04/25/2037 (Acquired 05/20/2016, Cost $194,903) (1)	195,000	197,242
SoFi Professional Loan Program 2016-C LLC
3.35%, 05/25/2037 (Acquired 07/20/2016, Cost $309,856) (1)	310,000	303,806
SoFi Professional Loan Program 2016-D LLC
3.23%, 01/25/2039 (Acquired 09/13/2016, Cost $489,989) (1)	490,000	474,500
Sofi Professional Loan Program 2016-E LLC
3.44%, 07/25/2040 (Acquired 11/16/2016, Cost $1,570,388) (1)	1,600,000	1,576,488
SoFi Professional Loan Program 2017-A LLC
4.43%, 03/26/2040 (Acquired 02/02/2017, Cost $164,121) (1)	165,000	166,086
SpringCastle America Funding LLC
3.05%, 04/25/2029 (Acquired 09/16/2016, Cost $1,825,172) (1)	1,825,233	1,836,427
Springleaf Funding Trust 2016-A
2.90%, 11/15/2029 (Acquired 12/07/2016, Cost $844,874) (1)	845,000	849,733
Structured Asset Investment Loan Trust 2006-BNC2
1.14%, 05/25/2036	1,142,977	1,042,163
Structured Asset Securities Corp. Mortgage Loan Trust 2006-EQ1
1.29%, 07/25/2036 (Acquired 08/18/2016, Cost $1,386,736) (1)	1,655,000	1,384,801
Synchrony Credit Card Master Note Trust
1.69%, 03/15/2021	1,675,000	1,672,730
2.21%, 09/15/2022	1,700,000	1,688,297
Synchrony Credit Card Master Note Trust 2015-1
2.37%, 03/15/2023	2,215,000	2,237,246
2.64%, 03/15/2023	1,085,000	1,089,381
Synchrony Credit Card Master Note Trust 2015-3
1.94%, 09/15/2021	1,315,000	1,314,119
Synchrony Credit Card Master Note Trust 2015-4
2.62%, 09/15/2023	650,000	650,631
Taco Bell Funding LLC
3.83%, 05/25/2046 (Acquired 02/06/2017, Cost $1,192,010) (1)	1,192,010	1,208,358
Towd Point Mortgage Trust 2017-1
2.75%, 10/25/2056 (Acquired 02/07/2017 through 03/13/2017, Cost $814,027) (1)	812,960	812,104
Toyota Auto Receivables 2015-A Owner Trust
1.12%, 02/15/2019	30,705	30,675
Toyota Auto Receivables 2015-B Owner Trust
1.27%, 05/15/2019	1,131,691	1,131,094
US Residential Opportunity Fund III Trust 2016-1
3.47%, 07/27/2036 (Acquired 07/20/2016, Cost $488,132) (1)	488,132	485,619
Vericrest Opportunity Loan Trust 2015-NPL3
3.38%, 10/25/2058 (Acquired 08/12/2015, Cost $199,274) (1)	199,666	198,883
Verizon Owner Trust 2016-2
1.68%, 05/20/2021 (Acquired 03/14/2017, Cost $2,304,783) (1)	2,305,000	2,297,038
2.15%, 05/20/2021 (Acquired 11/16/2016, Cost $1,564,668) (1)	1,565,000	1,558,585
2.36%, 05/20/2021 (Acquired 11/16/2016, Cost $1,244,983) (1)	1,245,000	1,241,490
Verizon Owner Trust 2017-1
2.06%, 09/20/2021 (Acquired 03/07/2017, Cost $1,864,659) (1)	1,865,000	1,870,780
2.45%, 09/20/2021 (Acquired 03/07/2017, Cost $539,921) (1)	540,000	542,987
2.65%, 09/20/2021 (Acquired 03/07/2017, Cost $724,896) (1)	725,000	726,279
VOLT LI LLC
3.50%, 10/25/2046 (Acquired 10/27/2016, Cost $2,114,960) (1)	2,114,960	2,130,244
VOLT LIV LLC
3.50%, 02/25/2047 (Acquired 02/23/2017, Cost $1,018,749) (1)	1,018,749	1,015,057
VOLT LV LLC
3.50%, 03/25/2047 (Acquired 03/17/2017, Cost $790,000) (1)	790,000	790,333
VOLT XLVIII LLC
3.50%, 07/25/2046 (Acquired 07/15/2016, Cost $1,297,118) (1)	1,295,849	1,302,806
VOLT XXII LLC
3.50%, 02/25/2055 (Acquired 10/30/2015, Cost $80,700) (1)	81,057	81,518
4.25%, 02/25/2055 (Acquired 03/09/2017, Cost $317,513) (1)	319,014	312,512
VOLT XXXI LLC
3.38%, 02/25/2055 (Acquired 10/21/2016, Cost $545,698) (1)	544,312	542,591
VOLT XXXIII LLC
3.50%, 03/25/2055 (Acquired 04/29/2016 through 11/30/2016, Cost $2,049,740) (1)	2,051,016	2,058,654
VOLT XXXIV LLC
3.25%, 02/25/2055 (Acquired 08/19/2016, Cost $242,067) (1)	242,259	241,885
VOLT XXXIX LLC
4.13%, 10/25/2045 (Acquired 10/22/2015 through 12/15/2016, Cost $743,986) (1)	743,187	744,786
VOLT XXXV
3.50%, 09/25/2046 (Acquired 09/01/2016, Cost $3,405,194) (1)	3,407,662	3,406,888
VOLT XXXVI LLC
3.63%, 07/25/2045 (Acquired 10/19/2016, Cost $331,168) (1)	330,064	330,862
VOLT XXXVIII LLC
3.88%, 09/25/2045 (Acquired 09/10/2015 through 10/24/2016, Cost $1,261,753) (1)	1,256,237	1,265,086
Volvo Financial Equipment LLC Series 2016-1
1.67%, 02/18/2020 (Acquired 01/20/2016, Cost $394,973) (1)	395,000	395,176
Voya CLO 2014-3 Ltd.
2.46%, 07/25/2026 (Acquired 02/02/2016 through 02/03/2016, Cost $1,139,115) (1)	1,152,000	1,151,558
Wendys Funding LLC 2015-1
3.37%, 06/15/2045 (Acquired 07/13/2015 through 12/15/2016, Cost $7,041,620) (1)	7,052,600	7,085,352
Westlake Automobile Receivables Trust 2016-1
3.29%, 09/15/2021 (Acquired 01/14/2016, Cost $800,000) (1)	800,000	809,708
Westlake Automobile Receivables Trust 2016-2
2.83%, 05/17/2021 (Acquired 06/07/2016, Cost $1,049,982) (1)	1,050,000	1,056,558
Wheels SPV 2 LLC
1.27%, 04/22/2024 (Acquired 07/15/2015 through 07/22/2015, Cost $922,345) (1)	923,850	924,705
1.87%, 05/20/2025 (Acquired 08/02/2016, Cost $909,983) (1)	910,000	907,546
World Financial Network Credit Card Master Trust
1.61%, 12/15/2021	1,450,000	1,452,213
World Omni Automobile Lease Securitization Trust 2016-A
1.45%, 08/15/2019	2,180,000	2,168,160
Total Asset-Backed Obligations (Cost $465,463,761)		$466,260,656
Corporate Bonds - 37.49%
Basic Materials - 1.11%
Aleris International, Inc.
9.50%, 04/01/2021 (Acquired 04/15/2016 through 02/09/2017, Cost $1,266,760) (1)	$1,180,000.00	$1,268,500
ArcelorMittal
7.00%, 02/25/2022	182,000	207,003
Arconic, Inc.
6.15%, 08/15/2020	2,730,000	2,951,812
5.13%, 10/01/2024	3,535,000	3,651,655
Ashland LLC
3.88%, 04/15/2018	1,114,000	1,130,710
Axalta Coating Systems LLC
4.88%, 08/15/2024 (Acquired 10/13/2016 through 11/18/2016, Cost $876,134) (1)	867,000	888,675
Barrick Gold Corp.
4.10%, 05/01/2023	3,227,000	3,459,605
BlueScope Steel Finance Ltd. / BlueScope Steel Finance USA LLC
6.50%, 05/15/2021 (Acquired 04/28/2016 through 05/03/2016, Cost $379,422) (1)	375,000	393,750
CF Industries, Inc.
6.88%, 05/01/2018	422,000	439,935
4.50%, 12/01/2026 (Acquired 02/14/2017 through 03/27/2017, Cost $6,605,635) (1)	6,531,000	6,633,537
CVR Partners LP / CVR Nitrogen Finance Corp.
9.25%, 06/15/2023 (Acquired 06/03/2016 through 08/09/2016, Cost $941,236) (1)	880,000	903,100
Freeport-McMoRan, Inc.
4.55%, 11/14/2024	1,225,000	1,139,250
Georgia-Pacific LLC
3.16%, 11/15/2021 (Acquired 07/13/2015 through 06/20/2016, Cost $4,252,389) (1)	4,171,000	4,238,733
3.60%, 03/01/2025 (Acquired 07/14/2015 through 03/07/2017, Cost $3,806,246) (1)	3,715,000	3,793,958
Glencore Funding LLC
4.00%, 04/16/2025 (Acquired 07/13/2015 through 06/15/2016, Cost $4,009,001) (1)	4,450,000	4,428,506
Goldcorp, Inc.
3.70%, 03/15/2023	3,270,000	3,332,163
HudBay Minerals, Inc.
7.25%, 01/15/2023 (Acquired 12/01/2016, Cost $125,000) (1)	125,000	132,500
International Paper Co.
4.40%, 08/15/2047	2,015,000	1,901,590
Mercer International, Inc.
7.75%, 12/01/2022	1,075,000	1,150,573
Reliance Steel & Aluminum Co.
4.50%, 04/15/2023	2,796,000	2,917,447
Solvay Finance America LLC
4.45%, 12/03/2025 (Acquired 11/30/2015 through 06/17/2016, Cost $7,048,830) (1)	6,810,000	7,101,291
Steel Dynamics, Inc.
5.00%, 12/15/2026 (Acquired 11/29/2016, Cost $277,000) (1)	277,000	280,463
Teck Resources Ltd.
8.50%, 06/01/2024 (Acquired 05/26/2016 through 05/31/2016, Cost $2,722,443) (1)	2,349,000	2,710,159
Vale Overseas Ltd.
6.25%, 08/10/2026	3,860,000	4,192,925
Valvoline, Inc.
5.50%, 07/15/2024 (Acquired 08/17/2016 through 02/07/2017, Cost $1,021,487) (1)	979,000	1,027,950
Westlake Chemical Corp.
3.60%, 08/15/2026 (Acquired 08/03/2016 through 11/22/2016, Cost $3,855,120) (1)	3,920,000	3,838,503
		64,114,293
Communications - 3.71%
21st Century Fox America, Inc.
3.00%, 09/15/2022	4,050,000	4,050,802
3.70%, 09/15/2024	2,500,000	2,555,958
4.75%, 09/15/2044	1,445,000	1,458,980
Alcatel-Lucent USA, Inc.
6.50%, 01/15/2028	700,000	764,750
6.45%, 03/15/2029	4,290,000	4,719,000
Alibaba Group Holding Ltd.
3.13%, 11/28/2021	875,000	883,716
3.60%, 11/28/2024	3,625,000	3,650,991
Altice Finco SA
7.63%, 02/15/2025 (Acquired 12/06/2016 through 01/20/2017, Cost $661,804) (1)	650,000	667,875
Altice Luxembourg SA
7.63%, 02/15/2025 (Acquired 08/21/2015 through 06/16/2016, Cost $1,618,523) (1)	1,675,000	1,770,266
Altice US Finance I Corp.
5.38%, 07/15/2023 (Acquired 11/10/2015 through 03/28/2017, Cost $1,002,640) (1)	1,000,000	1,036,250
5.50%, 05/15/2026 (Acquired 12/01/2016 through 03/07/2017, Cost $1,210,973) (1)	1,200,000	1,233,000
AT&T, Inc.
3.00%, 06/30/2022	2,925,000	2,907,906
3.40%, 05/15/2025	8,035,000	7,774,827
4.13%, 02/17/2026	3,485,000	3,533,790
4.25%, 03/01/2027	3,127,000	3,172,498
5.25%, 03/01/2037	5,230,000	5,326,635
4.80%, 06/15/2044	1,800,000	1,686,224
4.35%, 06/15/2045	910,000	799,678
4.75%, 05/15/2046	1,560,000	1,460,227
5.45%, 03/01/2047	6,237,000	6,350,320
4.50%, 03/09/2048	1,400,000	1,253,687
BellSouth LLC
4.40%, 04/26/2017 (Acquired 06/03/2016 through 11/09/2016, Cost $12,448,288) (1)	12,423,000	12,448,840
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25%, 03/15/2021	2,136,000	2,194,740
5.13%, 05/01/2023 (Acquired 09/29/2015, Cost $372,339) (1)	400,000	412,000
5.50%, 05/01/2026 (Acquired 04/07/2016 through 05/24/2016, Cost $4,868,937) (1)	4,835,000	5,004,225
5.13%, 05/01/2027 (Acquired 03/09/2017, Cost $1,393,509) (1)	1,400,000	1,409,625
Cequel Communications Holdings I LLC / Cequel Capital Corp.
7.75%, 07/15/2025 (Acquired 12/06/2016, Cost $1,276,119) (1)	1,175,000	1,299,109
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	7,404,000	7,818,091
6.38%, 10/23/2035	160,000	181,926
6.48%, 10/23/2045	4,880,000	5,630,207
Comcast Corp.
2.35%, 01/15/2027	1,895,000	1,735,543
Cox Communications, Inc.
3.85%, 02/01/2025 (Acquired 07/22/2015, Cost $1,393,547) (1)	1,450,000	1,445,411
3.35%, 09/15/2026 (Acquired 09/08/2016 through 03/30/2017, Cost $7,763,208) (1)	7,940,000	7,680,957
4.80%, 02/01/2035 (Acquired 03/28/2016 through 03/28/2017, Cost $2,136,582) (1)	2,300,000	2,165,151
4.70%, 12/15/2042 (Acquired 03/24/2016 through 03/28/2017, Cost $734,625) (1)	810,000	721,081
4.50%, 06/30/2043 (Acquired 03/24/2016 through 02/07/2017, Cost $798,898) (1)	950,000	822,010
Crown Castle Towers LLC
3.66%, 05/15/2025 (Acquired 07/14/2015 through 07/27/2015, Cost $1,285,698) (1)	1,300,000	1,301,066
CSC Holdings LLC
8.63%, 02/15/2019	625,000	685,937
10.88%, 10/15/2025 (Acquired 01/26/2017 through 03/17/2017, Cost $2,148,325) (1)	1,800,000	2,164,500
5.50%, 04/15/2027 (Acquired 09/09/2016 through 10/25/2016, Cost $1,438,909) (1)	1,450,000	1,473,563
DISH DBS Corp.
6.75%, 06/01/2021	200,000	215,875
5.88%, 07/15/2022	200,000	210,124
7.75%, 07/01/2026	425,000	494,062
Expedia, Inc.
5.00%, 02/15/2026	2,560,000	2,735,729
Finisar Corp.
0.50%, 12/15/2036 (Acquired 03/10/2017 through 03/29/2017, Cost $893,653) (1)	910,000	887,250
Interpublic Group of Cos, Inc./The
4.00%, 03/15/2022	1,100,000	1,144,343
4.20%, 04/15/2024	1,538,000	1,586,636
Level 3 Financing, Inc.
5.63%, 02/01/2023	375,000	388,125
5.38%, 05/01/2025	1,475,000	1,500,813
5.25%, 03/15/2026	4,725,000	4,754,531
Liberty Media Corp.
2.25%, 09/30/2046 (Acquired 08/12/2016, Cost $535,000) (1)	535,000	576,462
Omnicom Group, Inc.
3.65%, 11/01/2024	1,600,000	1,625,506
Priceline Group, Inc./The
3.65%, 03/15/2025	645,000	648,970
3.60%, 06/01/2026	8,111,000	8,029,103
Proven Honour Capital Ltd.
4.13%, 05/19/2025	1,000,000	1,011,076
Sirius XM Radio, Inc.
4.25%, 05/15/2020 (Acquired 09/25/2015 through 12/29/2016, Cost $929,364) (1)	925,000	933,094
5.25%, 08/15/2022 (Acquired 07/20/2015 through 07/29/2015, Cost $1,134,660) (1)	1,100,000	1,137,125
Sky Plc
6.10%, 02/15/2018 (Acquired 02/13/2017, Cost $3,091,413) (1)	2,980,000	3,086,964
3.75%, 09/16/2024 (Acquired 10/08/2015, Cost $276,919) (1)	280,000	282,795
Sprint Communications, Inc.
9.00%, 11/15/2018 (Acquired 08/26/2015 through 03/31/2017, Cost $2,077,433) (1)	1,950,000	2,123,062
Tencent Holdings Ltd.
3.80%, 02/11/2025	1,680,000	1,716,743
Time Warner Cable LLC
5.85%, 05/01/2017	2,476,000	2,483,606
6.55%, 05/01/2037	1,375,000	1,576,363
7.30%, 07/01/2038	2,640,000	3,270,688
6.75%, 06/15/2039	930,000	1,092,061
4.50%, 09/15/2042	4,325,000	3,928,078
Time Warner, Inc.
3.80%, 02/15/2027	3,530,000	3,491,121
T-Mobile USA, Inc.
6.63%, 04/28/2021	940,000	971,490
6.50%, 01/15/2026	1,235,000	1,352,325
5.38%, 04/15/2027	667,000	688,677
Townsquare Media, Inc.
6.50%, 04/01/2023 (Acquired 01/20/2016 through 02/28/2017, Cost $1,160,650) (1)	1,195,000	1,193,506
Univision Communications, Inc.
5.13%, 02/15/2025 (Acquired 07/13/2015 through 02/27/2017, Cost $1,438,028) (1)	1,460,000	1,436,275
Verizon Communications, Inc.
2.95%, 03/15/2022 (Acquired 09/11/2013 through 12/09/2014, Cost $1,431,978) (1)	1,433,000	1,426,729
5.15%, 09/15/2023	4,540,000	4,982,723
2.63%, 08/15/2026	6,933,000	6,330,127
4.27%, 01/15/2036	7,520,000	6,943,449
5.25%, 03/16/2037	10,355,000	10,695,483
4.13%, 08/15/2046	1,751,000	1,510,430
4.86%, 08/21/2046	4,740,000	4,558,316
4.52%, 09/15/2048	400,000	364,081
Viacom, Inc.
4.85%, 12/15/2034	145,000	140,252
4.38%, 03/15/2043	4,225,000	3,661,127
Virgin Media Secured Finance Plc
5.25%, 01/15/2026 (Acquired 01/12/2016, Cost $778,248) (1)	800,000	805,000
5.50%, 08/15/2026 (Acquired 04/13/2016, Cost $200,000) (1)	200,000	203,000
WPP Finance 2010
4.75%, 11/21/2021	2,620,000	2,819,770
		214,664,427
Consumer, Cyclical - 3.28%
Air Canada
7.75%, 04/15/2021 (Acquired 05/31/2016, Cost $390,198) (1)	375,000	421,875
Air Canada 2013-1 Class A Pass Through Trust
4.13%, 05/15/2025 (Acquired 07/14/2015, Cost $1,318,306) (1)	1,306,798	1,349,191
Air Canada 2013-1 Class B Pass Through Trust
5.38%, 05/15/2021 (Acquired 05/04/2016, Cost $327,048) (1)	327,048	336,859
Air Canada 2015-2 Class B Pass Through Trust
5.00%, 12/15/2023 (Acquired 12/01/2015, Cost $2,340,427) (1)	2,340,427	2,393,086
America West Airlines 2001-1 Pass Through Trust
7.10%, 04/02/2021	1,734,678	1,888,631
American Airlines 2013-1 Class A Pass Through Trust
4.00%, 07/15/2025	1,981,499	2,045,105
American Airlines 2014-1 Class A Pass Through Trust
3.70%, 10/01/2026	1,947,866	1,957,605
American Airlines 2015-1 Class B Pass Through Trust
3.70%, 05/01/2023 (8)	2,743,952	2,682,213
American Airlines 2016-1 Class AA Pass Through Trust
3.58%, 01/15/2028	594,572	593,086
American Airlines 2016-1 Class B Pass Through Trust
5.25%, 01/15/2024	2,759,073	2,848,743
American Airlines 2016-2 Class A Pass Through Trust
3.65%, 06/15/2028	1,080,000	1,072,575
American Airlines 2016-2 Class B Pass Through Trust
4.38%, 06/15/2024 (Acquired 06/28/2016, Cost $4,854,603) (1)	4,860,000	4,872,150
American Airlines 2017-1B Class B Pass Through Trust
4.95%, 02/15/2025	1,185,000	1,213,144
Aramark Services, Inc.
4.75%, 06/01/2026	800,000	805,000
AutoNation, Inc.
4.50%, 10/01/2025	465,000	480,438
Brinker International, Inc.
3.88%, 05/15/2023	360,000	340,650
Choice Hotels International, Inc.
5.75%, 07/01/2022	3,000,000	3,262,500
Churchill Downs, Inc.
5.38%, 12/15/2021	750,000	780,000
Cintas Corp. No 2
4.30%, 06/01/2021	165,000	175,691
Continental Airlines 2000-1 Class A-1 Pass Through Trust
8.05%, 11/01/2020 (8)	481,852	527,628
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/2022	4,672,302	5,139,532
Continental Airlines 2009-2 Class A Pass Through Trust
7.25%, 11/10/2019 (8)	1,007,431	1,118,249
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 04/11/2024	1,076,055	1,126,542
Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 10/29/2024	1,944,324	2,019,667
CVS Health Corp.
2.80%, 07/20/2020	4,972,000	5,054,689
4.75%, 12/01/2022 (Acquired 06/20/2016, Cost $62,177) (1)	56,000	60,789
4.75%, 12/01/2022	1,032,000	1,120,254
3.50%, 07/20/2022	735,000	756,385
5.00%, 12/01/2024	2,874,000	3,144,374
4.88%, 07/20/2035	250,000	269,107
5.13%, 07/20/2045	200,000	220,295
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036 (Acquired 07/22/2015 through 08/17/2016, Cost $6,380,658) (1)	6,215,180	6,206,044
Delphi Automotive PLC
4.25%, 01/15/2026	4,950,000	5,166,909
Delta Air Lines 2002-1 Class G-1 Pass Through Trust
6.72%, 01/02/2023	1,896,536	2,114,638
Delta Air Lines 2015-1 Class AA Pass Through Trust
3.63%, 07/30/2027	692,908	706,253
Delta Air Lines, Inc.
3.63%, 03/15/2022	1,530,000	1,561,658
Dollar Tree, Inc.
5.75%, 03/01/2023	675,000	718,875
DR Horton, Inc.
4.75%, 05/15/2017	640,000	642,123
3.75%, 03/01/2019	1,785,000	1,829,182
Ford Motor Co.
4.35%, 12/08/2026	4,043,000	4,116,364
Ford Motor Credit Co. LLC
3.00%, 06/12/2017	489,000	490,384
2.15%, 01/09/2018	1,000,000	1,002,556
3.16%, 08/04/2020	1,220,000	1,239,747
General Motors Co.
4.88%, 10/02/2023	5,775,000	6,160,556
6.60%, 04/01/2036	975,000	1,120,744
6.25%, 10/02/2043	65,000	71,613
5.20%, 04/01/2045	1,160,000	1,140,149
General Motors Financial Co., Inc.
3.10%, 01/15/2019	1,868,000	1,897,998
3.70%, 05/09/2023	2,510,000	2,528,883
4.00%, 01/15/2025	10,800,000	10,853,201
4.00%, 10/06/2026	310,000	305,480
GLP Capital LP / GLP Financing II, Inc.
5.38%, 04/15/2026	850,000	877,625
Goodyear Tire & Rubber Co./The
4.88%, 03/15/2027	1,000,000	1,000,000
H&E Equipment Services, Inc.
7.00%, 09/01/2022	225,000	235,969
Hanesbrands, Inc.
4.63%, 05/15/2024 (Acquired 05/03/2016 through 12/06/2016, Cost $4,103,662) (1)	4,093,000	4,036,721
Hilton Domestic Operating Co., Inc.
4.25%, 09/01/2024 (Acquired 08/08/2016 through 08/19/2016, Cost $605,000) (1)	605,000	597,437
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.63%, 04/01/2025 (Acquired 03/07/2017 through 03/08/2017, Cost $939,960) (1)	940,000	949,400
4.88%, 04/01/2027 (Acquired 03/07/2017 through 03/14/2017, Cost $869,931) (1)	870,000	878,700
IHO Verwaltungs GmbH
4.13%, 09/15/2021 (Acquired 09/08/2016, Cost $445,000) (1)	445,000	447,225
4.50%, 09/15/2023 (Acquired 09/08/2016, Cost $314,000) (1)	314,000	310,468
Ingram Micro, Inc.
5.45%, 12/15/2024	1,400,000	1,377,442
International Game Technology Plc
6.25%, 02/15/2022 (Acquired 08/21/2015 through 06/16/2016, Cost $1,077,955) (1)	1,075,000	1,147,562
6.50%, 02/15/2025 (Acquired 12/13/2016, Cost $561,935) (1)	525,000	559,125
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.00%, 06/01/2024 (Acquired 06/02/2016, Cost $200,000) (1)	200,000	204,250
5.25%, 06/01/2026 (Acquired 06/02/2016 through 03/14/2017, Cost $1,050,416) (1)	1,047,000	1,065,322
Magna International, Inc.
4.15%, 10/01/2025	665,000	702,202
Marriott International, Inc./MD
3.75%, 10/01/2025	2,280,000	2,318,185
MDC Holdings, Inc.
5.50%, 01/15/2024	1,156,000	1,190,680
New Albertsons, Inc.
7.45%, 08/01/2029	175,000	165,812
New Red Finance, Inc.
4.63%, 01/15/2022 (Acquired 07/13/2015 through 11/03/2016, Cost $3,557,228) (1)	3,510,000	3,593,362
Newell Brands, Inc.
5.00%, 11/15/2023	1,248,000	1,337,384
Newell Rubbermaid, Inc.
3.15%, 04/01/2021	1,526,000	1,561,069
3.85%, 04/01/2023	1,129,000	1,168,572
4.20%, 04/01/2026	4,036,000	4,200,027
5.50%, 04/01/2046	1,520,000	1,727,083
O'Reilly Automotive, Inc.
4.63%, 09/15/2021	1,300,000	1,394,890
QVC, Inc.
5.13%, 07/02/2022	1,600,000	1,679,365
4.38%, 03/15/2023	920,000	922,528
4.85%, 04/01/2024	2,150,000	2,162,717
Schaeffler Finance BV
4.25%, 05/15/2021 (Acquired 05/26/2016 through 06/21/2016, Cost $1,325,504) (1)	1,308,000	1,325,985
Scientific Games International, Inc.
10.00%, 12/01/2022	1,910,000	2,036,538
Scotts Miracle-Gro Co./The
5.25%, 12/15/2026 (Acquired 12/13/2016, Cost $853,093) (1)	850,000	860,625
Spirit Airlines 2015-1 Pass Through Trust A
4.10%, 04/01/2028	4,347,237	4,434,182
Toll Brothers Finance Corp.
4.00%, 12/31/2018	1,497,000	1,534,425
5.88%, 02/15/2022	415,000	450,275
4.38%, 04/15/2023	540,000	546,415
Toyota Motor Credit Co.
1.55%, 10/18/2019	7,420,000	7,358,837
United Airlines 2014-2 Class A Pass Through Trust
3.75%, 09/03/2026	1,918,952	1,947,890
US Airways 2011-1 Class A Pass Through Trust
7.13%, 10/22/2023	2,122,859	2,451,903
US Airways 2013-1 Class A Pass Through Trust
3.95%, 11/15/2025	1,900,493	1,944,546
Walgreens Boots Alliance, Inc.
2.60%, 06/01/2021	1,543,000	1,544,674
3.10%, 06/01/2023	305,000	304,536
3.80%, 11/18/2024	2,550,000	2,601,923
3.45%, 06/01/2026	2,365,000	2,305,461
4.80%, 11/18/2044	926,000	946,896
4.65%, 06/01/2046	908,000	903,093
Wal-Mart Stores, Inc.
1.13%, 04/11/2018	11,110,000	11,090,069
Wyndham Worldwide Corp.
5.10%, 10/01/2025	1,120,000	1,191,706
4.50%, 04/01/2027	6,035,000	6,079,134
ZF North America Capital, Inc.
4.50%, 04/29/2022 (Acquired 07/24/2015 through 05/24/2016, Cost $678,329) (1)	675,000	702,844
		190,322,489
Consumer, Non-cyclical - 6.25%
Abbott Laboratories
2.90%, 11/30/2021	3,600,000	3,615,365
3.75%, 11/30/2026	4,430,000	4,423,944
AbbVie, Inc.
1.80%, 05/14/2018	3,000,000	3,003,240
3.60%, 05/14/2025	2,118,000	2,118,201
3.20%, 05/14/2026	1,000,000	961,176
4.50%, 05/14/2035	600,000	598,827
4.70%, 05/14/2045	750,000	747,799
4.45%, 05/14/2046	2,750,000	2,630,444
Actavis Funding SCS
3.00%, 03/12/2020	4,158,000	4,226,282
3.80%, 03/15/2025	7,750,000	7,805,397
4.55%, 03/15/2035	400,000	400,999
Actavis, Inc.
1.88%, 10/01/2017	1,500,000	1,501,418
Aetna, Inc.
2.80%, 06/15/2023	3,388,000	3,359,680
Albertsons Cos LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC
5.75%, 03/15/2025 (Acquired 08/04/2016 through 08/22/2016, Cost $626,439) (1)	625,000	606,250
Amgen, Inc.
5.85%, 06/01/2017	2,000,000	2,013,388
4.40%, 05/01/2045	500,000	485,179
4.56%, 06/15/2048	1,500,000	1,489,269
4.66%, 06/15/2051	447,000	445,985
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/2021	810,000	816,018
3.30%, 02/01/2023	5,236,000	5,328,415
3.65%, 02/01/2026	14,318,000	14,476,930
4.90%, 02/01/2046	5,258,000	5,677,268
Anthem, Inc.
1.88%, 01/15/2018	5,000,000	5,003,860
3.50%, 08/15/2024	6,055,000	6,092,402
4.65%, 08/15/2044	3,000,000	3,044,382
Ascension Health
3.95%, 11/15/2046	825,000	803,045
AstraZeneca Plc
3.38%, 11/16/2025	1,475,000	1,484,949
Avon International Operations, Inc.
7.88%, 08/15/2022 (Acquired 10/25/2016, Cost $621,762) (1)	575,000	606,625
B&G Foods, Inc.
5.25%, 04/01/2025	2,590,000	2,612,662
Baxalta, Inc.
2.88%, 06/23/2020	1,000,000	1,013,927
4.00%, 06/23/2025	7,555,000	7,697,094
Baylor Scott & White Holdings
3.97%, 11/15/2046	875,000	832,156
Becton Dickinson and Co.
1.80%, 12/15/2017	1,738,000	1,739,309
7.00%, 08/01/2027	361,000	447,181
Biogen, Inc.
2.90%, 09/15/2020	170,000	173,014
4.05%, 09/15/2025	1,835,000	1,901,324
5.20%, 09/15/2045	1,175,000	1,269,941
BioMarin Pharmaceutical, Inc.
1.50%, 10/15/2020	455,000	537,184
BRF GmbH
4.35%, 09/29/2026 (Acquired 09/22/2016, Cost $1,693,782) (1)	1,730,000	1,578,625
Celgene Corp.
3.55%, 08/15/2022	975,000	1,002,535
3.63%, 05/15/2024	500,000	506,067
3.88%, 08/15/2025	3,170,000	3,239,765
5.00%, 08/15/2045	2,850,000	2,982,300
Centene Corp.
4.75%, 05/15/2022	201,000	206,527
6.13%, 02/15/2024	1,769,000	1,899,464
4.75%, 01/15/2025	2,286,000	2,298,870
Central Garden & Pet Co.
6.13%, 11/15/2023	500,000	527,500
Chobani Finance Corp.
7.50%, 04/15/2025	500,000	512,500
Cigna Co.
3.25%, 04/15/2025	7,387,000	7,301,082
Constellation Brands, Inc.
4.25%, 05/01/2023	3,010,000	3,172,040
Constellation Brands, Inc.
6.00%, 05/01/2022	750,000	852,423
4.75%, 12/01/2025	393,000	423,292
3.70%, 12/06/2026	2,385,000	2,382,322
Danone SA
2.08%, 11/02/2021 (Acquired 10/26/2016 through 02/07/2017, Cost $3,777,838) (1)	3,794,000	3,691,786
2.59%, 11/02/2023 (Acquired 10/26/2016 through 11/28/2016, Cost $2,515,335) (1)	2,535,000	2,452,688
DaVita, Inc.
5.00%, 05/01/2025	600,000	598,128
DP World Ltd.
6.85%, 07/02/2037	400,000	461,781
DS Services of America, Inc.
10.00%, 09/01/2021 (Acquired 10/05/2015, Cost $842,616) (1)	785,000	841,912
Ecolab, Inc.
2.70%, 11/01/2026	645,000	612,220
ERAC USA Finance LLC
3.80%, 11/01/2025 (Acquired 11/02/2015, Cost $3,024,930) (1)	3,030,000	3,038,384
3.30%, 12/01/2026 (Acquired 05/23/2016, Cost $2,193,326) (1)	2,200,000	2,107,162
Express Scripts Holding Co.
3.50%, 06/15/2024	1,282,000	1,262,575
4.50%, 02/25/2026	7,253,000	7,439,098
3.40%, 03/01/2027	8,396,000	7,906,849
4.80%, 07/15/2046	1,410,000	1,350,271
Gartner, Inc.
5.13%, 04/01/2025 (Acquired 03/16/2017, Cost $300,000) (1)	300,000	305,625
George Washington University/The
3.55%, 09/15/2046	740,000	655,727
Gilead Sciences, Inc.
3.70%, 04/01/2024	1,000,000	1,027,140
4.75%, 03/01/2046	375,000	382,387
Grifols Worldwide Operations Ltd.
5.25%, 04/01/2022	500,000	519,000
HCA, Inc.
3.75%, 03/15/2019	1,111,000	1,135,997
6.50%, 02/15/2020	1,300,000	1,422,694
4.75%, 05/01/2023	500,000	521,250
5.88%, 05/01/2023	844,000	911,520
5.00%, 03/15/2024	1,016,000	1,065,530
5.38%, 02/01/2025	6,714,000	6,982,560
5.25%, 04/15/2025	2,825,000	3,001,563
5.88%, 02/15/2026	3,683,000	3,888,843
5.25%, 06/15/2026	195,000	204,282
4.50%, 02/15/2027	1,245,000	1,245,000
7.50%, 11/06/2033	1,035,000	1,132,031
Hill-Rom Holdings, Inc.
5.75%, 09/01/2023 (Acquired 06/01/2016, Cost $489,847) (1)	480,000	497,400
HPHT Finance 15 Ltd.
2.25%, 03/17/2018 (Acquired 10/09/2015, Cost $839,665) (1)	840,000	839,270
Humana, Inc.
3.85%, 10/01/2024	5,050,000	5,170,013
3.95%, 03/15/2027	540,000	552,006
IHS Markit Ltd.
5.00%, 11/01/2022 (Acquired 07/06/2016 through 01/30/2017, Cost $1,450,594) (1)	1,408,000	1,474,880
Impax Laboratories, Inc.
2.00%, 06/15/2022	2,180,000	1,758,987
Imperial Tobacco Finance Plc
2.95%, 07/21/2020 (Acquired 07/15/2015 through 10/08/2015, Cost $1,666,465) (1)	1,665,000	1,686,009
4.25%, 07/21/2025 (Acquired 10/15/2015, Cost $1,385,211) (1)	1,345,000	1,391,571
Ionis Pharmaceuticals, Inc.
1.00%, 11/15/2021	1,030,000	992,019
Kaiser Foundation Hospitals
3.50%, 04/01/2022	1,275,000	1,318,054
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040	690,000	786,395
Kraft Heinz Foods Co.
2.80%, 07/02/2020	1,478,000	1,497,759
3.50%, 07/15/2022	2,150,000	2,196,528
3.95%, 07/15/2025	4,605,000	4,669,885
3.00%, 06/01/2026	2,283,000	2,145,205
5.20%, 07/15/2045	1,000,000	1,036,435
4.38%, 06/01/2046	800,000	747,578
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	1,475,000	1,458,422
Lamb Weston Holdings, Inc.
4.88%, 11/01/2026 (Acquired 12/30/2016, Cost $367,601) (1)	371,000	378,420
Life Technologies Corp.
6.00%, 03/01/2020	2,209,000	2,419,818
Macquarie Infrastructure Corp.
2.00%, 10/01/2023	2,920,000	2,861,600
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	170,000	178,096
Molson Coors Brewing Co.
3.00%, 07/15/2026	5,450,000	5,182,035
4.20%, 07/15/2046	1,356,000	1,269,392
Mondelez International Holdings Netherlands BV
1.63%, 10/28/2019 (Acquired 10/19/2016, Cost $5,130,440) (1)	5,140,000	5,061,965
Mylan NV
3.95%, 06/15/2026	4,485,000	4,389,573
New York and Presbyterian Hospital/The
3.56%, 08/01/2036	2,630,000	2,457,025
Northwell Healthcare, Inc.
3.98%, 11/01/2046	2,980,000	2,736,713
NYU Hospitals Center
4.43%, 07/01/2042	2,000,000	1,985,692
PepsiCo., Inc.
1.35%, 10/04/2019	7,250,000	7,194,711
Perrigo Finance Unlimited Co.
3.50%, 12/15/2021	1,960,000	1,990,845
Post Holdings, Inc.
8.00%, 07/15/2025 (Acquired 01/30/2017 through 02/27/2017, Cost $528,845) (1)	470,000	527,575
Quintiles IMS, Inc.
4.88%, 05/15/2023 (Acquired 05/09/2016, Cost $814,253) (1)	800,000	811,000
Reynolds American, Inc.
3.25%, 11/01/2022	1,215,000	1,214,924
4.45%, 06/12/2025	680,000	715,709
5.85%, 08/15/2045	1,020,000	1,198,749
RWJ Barnabas Health, Inc.
3.95%, 07/01/2046	2,570,000	2,421,313
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/2019	895,000	887,862
2.40%, 09/23/2021	4,250,000	4,161,970
2.88%, 09/23/2023	8,574,000	8,317,758
3.20%, 09/23/2026	5,420,000	5,175,352
Smithfield Foods, Inc.
4.25%, 02/01/2027 (Acquired 01/25/2017 through 01/30/2017, Cost $1,288,460) (1)	1,290,000	1,305,170
Spectrum Brands, Inc.
5.75%, 07/15/2025	175,000	185,063
Sysco Corp.
2.50%, 07/15/2021	1,317,000	1,312,474
3.30%, 07/15/2026	1,906,000	1,866,755
Tenet Healthcare Corp.
4.63%, 06/15/2020	1,500,000	1,509,375
6.00%, 10/01/2020	350,000	370,125
7.50%, 01/01/2022 (Acquired 11/16/2016 through 03/27/2017, Cost $1,032,679) (1)	1,000,000	1,080,000
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/2021	725,000	736,601
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/2023	8,985,000	8,526,253
3.15%, 10/01/2026	9,197,000	8,474,244
Total System Services, Inc.
3.80%, 04/01/2021	1,078,000	1,114,713
4.80%, 04/01/2026	6,344,000	6,828,219
Transurban Finance Co. Pty Ltd.
4.13%, 02/02/2026 (Acquired 10/27/2015, Cost $153,788) (1)	155,000	159,736
3.38%, 03/22/2027 (Acquired 09/15/2016, Cost $377,357) (1)	380,000	367,416
TreeHouse Foods, Inc.
6.00%, 02/15/2024 (Acquired 05/04/2016, Cost $887,293) (1)	850,000	890,375
UBM Plc
5.75%, 11/03/2020 (Acquired 07/13/2015 through 09/29/2016, Cost $3,136,158) (1)	2,925,000	3,073,564
Universal Health Services, Inc.
4.75%, 08/01/2022 (Acquired 08/24/2015 through 12/16/2016, Cost $7,697,567) (1)	7,595,000	7,803,862
5.00%, 06/01/2026 (Acquired 05/19/2016 through 12/14/2016, Cost $5,209,302) (1)	5,247,000	5,391,293
University of Southern California
3.03%, 10/01/2039	2,750,000	2,480,904
Valeant Pharmaceuticals International, Inc.
6.38%, 10/15/2020 (Acquired 06/13/2016 through 07/07/2016, Cost $271,993) (1)	300,000	271,500
6.50%, 03/15/2022 (Acquired 03/09/2017 through 03/10/2017, Cost $900,000) (1)	900,000	925,875
5.50%, 03/01/2023 (Acquired 07/21/2015 through 06/06/2016, Cost $3,651,407) (1)	4,015,000	3,091,550
5.88%, 05/15/2023 (Acquired 08/12/2015 through 09/06/2016, Cost $1,257,917) (1)	1,300,000	1,009,125
6.13%, 04/15/2025 (Acquired 05/27/2016, Cost $859,928) (1)	1,000,000	770,000
Verisk Analytics, Inc.
4.88%, 01/15/2019	540,000	564,071
5.80%, 05/01/2021	4,407,000	4,881,220
4.13%, 09/12/2022	2,196,000	2,288,702
5.50%, 06/15/2045	2,701,000	2,932,414
WellCare Health Plans, Inc.
5.25%, 04/01/2025	5,888,000	6,072,000
Wm Wrigley Jr Co.
2.40%, 10/21/2018 (Acquired 07/13/2015 through 05/25/2016, Cost $1,631,206) (1)	1,620,000	1,633,049
3.38%, 10/21/2020 (Acquired 07/22/2015 through 06/20/2016, Cost $3,154,114) (1)	3,040,000	3,143,017
		361,855,022
Diversified - 0.04%
Alfa SAB de CV
6.88%, 03/25/2044	1,000,000	1,020,000
RWT Holdings, Inc.
5.63%, 11/15/2019	1,460,000	1,498,325
		2,518,325
Energy - 3.39%
Alberta Energy Co. Ltd.
7.38%, 11/01/2031	750,000	904,051
Anadarko Petroleum Corp.
4.85%, 03/15/2021	691,000	739,134
Antero Resources Corp.
5.38%, 11/01/2021	3,887,000	3,992,299
APT Pipelines Ltd.
3.88%, 10/11/2022 (Acquired 08/06/2015 through 08/19/2015, Cost $1,355,243) (1)	1,360,000	1,384,457
Boardwalk Pipelines LP
3.38%, 02/01/2023	330,000	321,535
5.95%, 06/01/2026	1,610,000	1,782,695
4.45%, 07/15/2027	350,000	353,573
BP Capital Markets Plc
3.06%, 03/17/2022	1,525,000	1,545,845
Canadian Natural Resources Ltd.
5.70%, 05/15/2017	1,408,000	1,414,494
5.90%, 02/01/2018	442,000	456,471
3.90%, 02/01/2025	130,000	131,045
6.25%, 03/15/2038	1,925,000	2,202,957
Cenovus Energy, Inc.
5.70%, 10/15/2019	40,000	43,170
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/2025 (Acquired 12/05/2016 through 12/06/2016, Cost $400,000) (1)	400,000	417,000
Chesapeake Energy Corp.
6.13%, 02/15/2021	182,000	176,540
5.50%, 09/15/2026 (Acquired 02/22/2017 through 03/22/2017, Cost $2,420,974) (1)	2,425,000	2,511,391
Cimarex Energy Co.
5.88%, 05/01/2022	1,561,000	1,609,038
4.38%, 06/01/2024	1,819,000	1,889,385
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/2024	900,000	937,763
ConocoPhillips Co.
4.20%, 03/15/2021	2,121,000	2,261,404
4.95%, 03/15/2026	4,465,000	4,955,337
Continental Resources, Inc./OK
4.50%, 04/15/2023	250,000	243,750
3.80%, 06/01/2024	5,360,000	4,998,200
Diamond Offshore Drilling, Inc.
5.88%, 05/01/2019	414,000	432,630
Enable Midstream Partners LP
3.90%, 05/15/2024	310,000	302,511
Enbridge Energy Partners LP
5.88%, 10/15/2025	2,383,000	2,663,362
Enbridge, Inc.
6.00%, 01/15/2077	1,750,000	1,769,687
Energy Transfer Equity LP
5.88%, 01/15/2024	1,756,000	1,865,750
5.50%, 06/01/2027	2,061,000	2,153,745
Energy Transfer Partners LP
4.15%, 10/01/2020	1,504,000	1,561,565
4.75%, 01/15/2026	5,707,000	5,872,469
6.50%, 02/01/2042	1,000,000	1,079,294
5.15%, 03/15/2045	700,000	658,286
4.05%, 11/01/2066	800,000	676,000
EnLink Midstream Partners LP
4.40%, 04/01/2024	35,000	35,415
4.15%, 06/01/2025	6,795,000	6,712,631
4.85%, 07/15/2026	440,000	453,983
Ensco Plc
8.00%, 01/31/2024	266,000	269,325
Enterprise Products Operating LLC
3.95%, 02/15/2027	280,000	285,474
Florida Gas Transmission Co. LLC
7.90%, 05/15/2019 (Acquired 03/07/2017, Cost $4,436,371) (1)	4,000,000	4,437,148
Gulfport Energy Corp.
6.38%, 05/15/2025 (Acquired 12/15/2016, Cost $900,000) (1)	900,000	883,125
Helmerich & Payne International Drilling Co.
4.65%, 03/15/2025	1,894,000	1,968,868
Hess Corp.
4.30%, 04/01/2027	3,138,000	3,089,675
Kinder Morgan Energy Partners LP
5.95%, 02/15/2018	1,015,000	1,049,629
5.00%, 10/01/2021	575,000	616,328
3.95%, 09/01/2022	2,634,000	2,690,676
5.00%, 08/15/2042	2,961,000	2,793,632
Kinder Morgan Finance Co. LLC
6.00%, 01/15/2018 (Acquired 02/09/2016 through 06/06/2016, Cost $473,420) (1)	470,000	484,687
Kinder Morgan, Inc./DE
3.05%, 12/01/2019	1,850,000	1,880,958
4.30%, 06/01/2025	1,135,000	1,159,421
5.55%, 06/01/2045	6,130,000	6,284,666
5.05%, 02/15/2046	655,000	635,647
Matador Resources Co.
6.88%, 04/15/2023	530,000	553,850
Motiva Enterprises LLC
5.75%, 01/15/2020 (Acquired 07/22/2015 through 06/20/2016, Cost $1,327,205) (1)	1,244,000	1,341,071
MPLX LP
4.50%, 07/15/2023	1,106,000	1,150,109
Nabors Industries, Inc.
0.75%, 01/15/2024 (Acquired 01/10/2017 through 02/27/2017, Cost $1,989,135) (1)	2,005,000	1,873,422
Newfield Exploration Co.
5.38%, 01/01/2026	3,715,000	3,879,946
Oceaneering International, Inc.
4.65%, 11/15/2024	2,605,000	2,605,357
Pertamina Persero PT
6.00%, 05/03/2042	280,000	296,506
6.00%, 05/03/2042	200,000	211,790
Petrobras Global Finance BV
8.38%, 05/23/2021	1,680,000	1,900,500
6.13%, 01/17/2022	1,290,000	1,352,565
8.75%, 05/23/2026	1,915,000	2,216,612
7.38%, 01/17/2027	940,000	993,768
5.63%, 05/20/2043	1,915,000	1,580,258
Petroleos Mexicanos
3.50%, 07/18/2018	2,730,000	2,771,223
6.38%, 02/04/2021	1,295,000	1,404,725
4.88%, 01/24/2022	300,000	308,610
5.38%, 03/13/2022 (Acquired 12/06/2016, Cost $392,888) (1)	395,000	415,125
4.50%, 01/23/2026	1,105,000	1,059,143
Phillips 66 Partners LP
3.61%, 02/15/2025	2,185,000	2,127,585
Raizen Fuels Finance SA
5.30%, 01/20/2027 (Acquired 01/12/2017, Cost $560,000) (1)	560,000	567,700
Regency Energy Partners LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	1,521,000	1,672,324
4.50%, 11/01/2023	349,000	358,067
Rowan Cos, Inc.
7.38%, 06/15/2025	1,110,000	1,118,325
Sabine Pass Liquefaction LLC
5.63%, 02/01/2021	1,080,000	1,163,562
5.63%, 04/15/2023	450,000	488,145
5.75%, 05/15/2024	650,000	708,488
5.63%, 03/01/2025	6,004,000	6,508,654
5.88%, 06/30/2026 (Acquired 09/22/2016 through 01/18/2017, Cost $2,346,618) (1)	2,130,000	2,348,291
5.00%, 03/15/2027 (Acquired 09/19/2016 through 01/18/2017, Cost $6,837,185) (1)	6,809,000	7,111,007
4.20%, 03/15/2028 (Acquired 02/28/2017, Cost $1,895,289) (1)	1,900,000	1,871,181
Schlumberger Holdings Corp.
3.00%, 12/21/2020 (Acquired 12/10/2015, Cost $598,971) (1)	600,000	613,429
4.00%, 12/21/2025 (Acquired 12/10/2015 through 06/21/2016, Cost $4,385,675) (1)	4,235,000	4,413,192
Shell International Finance BV
3.25%, 05/11/2025	3,900,000	3,937,479
2.88%, 05/10/2026	2,495,000	2,425,731
4.38%, 05/11/2045	1,000,000	1,014,784
SM Energy Co.
6.50%, 11/15/2021	1,510,000	1,547,750
6.13%, 11/15/2022	10,000	10,075
6.50%, 01/01/2023	564,000	572,460
5.00%, 01/15/2024	115,000	108,675
5.63%, 06/01/2025	75,000	71,775
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (Acquired 03/07/2017, Cost $2,906,728) (1)	2,915,000	2,945,310
Southwestern Energy Co.
6.70%, 01/23/2025	2,675,000	2,648,250
Spectra Energy Partners LP
4.75%, 03/15/2024	1,636,000	1,732,127
3.38%, 10/15/2026	2,605,000	2,479,478
4.50%, 03/15/2045	250,000	233,492
Sunoco Logistics Partners Operations LP
4.25%, 04/01/2024	1,500,000	1,526,875
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.50%, 09/15/2024 (Acquired 08/18/2016, Cost $200,000) (1)	200,000	201,000
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.13%, 11/15/2019	380,000	386,175
6.75%, 03/15/2024	825,000	895,125
Tesoro Corp.
4.75%, 12/15/2023 (Acquired 12/15/2016, Cost $1,580,000) (1)	1,580,000	1,630,702
5.13%, 12/15/2026 (Acquired 12/15/2016, Cost $1,955,000) (1)	1,955,000	2,050,795
Tesoro Logistics LP / Tesoro Logistics Finance Corp.
5.25%, 01/15/2025	1,236,000	1,290,075
Texas Eastern Transmission LP
2.80%, 10/15/2022 (Acquired 07/16/2015 through 08/12/2016, Cost $3,082,984) (1)	3,125,000	3,024,897
TransCanada PipeLines Ltd.
4.88%, 01/15/2026	570,000	632,085
Transocean, Inc.
9.00%, 07/15/2023 (Acquired 07/07/2016, Cost $1,286,556) (1)	1,225,000	1,307,688
Western Gas Partners LP
5.38%, 06/01/2021	4,113,000	4,419,686
4.00%, 07/01/2022	1,492,000	1,532,012
5.45%, 04/01/2044	1,200,000	1,232,392
Williams Cos, Inc./The
3.70%, 01/15/2023	682,000	670,065
Williams Partners LP
3.60%, 03/15/2022	1,135,000	1,151,193
3.35%, 08/15/2022	1,000,000	998,186
6.30%, 04/15/2040	1,323,000	1,483,603
Williams Partners LP / ACMP Finance Corp.
4.88%, 05/15/2023	3,356,000	3,456,949
4.88%, 03/15/2024	187,000	192,327
Woodside Finance Ltd.
3.65%, 03/05/2025 (Acquired 10/05/2016, Cost $518,241) (1)	515,000	507,073
3.70%, 09/15/2026 (Acquired 09/08/2016 through 10/04/2016, Cost $981,042) (1)	980,000	957,250
		196,296,190
Financials - 12.99%
ACE INA Holdings, Inc.
2.30%, 11/03/2020	485,000	486,676
4.35%, 11/03/2045	380,000	400,048
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.50%, 05/26/2022	820,000	826,156
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust
3.95%, 02/01/2022	4,272,000	4,386,810
4.63%, 07/01/2022	2,550,000	2,689,544
Air Lease Corp.
3.00%, 09/15/2023	305,000	298,006
4.25%, 09/15/2024	1,370,000	1,418,124
Aircastle Ltd.
5.00%, 04/01/2023	315,000	331,537
4.13%, 05/01/2024	2,420,000	2,423,025
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2028	490,000	488,584
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/2025	2,490,000	2,492,644
Ally Financial, Inc.
3.25%, 11/05/2018	1,105,000	1,112,602
8.00%, 12/31/2018	638,000	689,040
4.63%, 03/30/2025	1,875,000	1,865,625
American Campus Communities Operating Partnership LP
3.35%, 10/01/2020	1,900,000	1,930,408
American Express Credit Corp.
7.00%, 03/19/2018	1,608,000	1,688,464
American International Group, Inc.
3.90%, 04/01/2026	4,800,000	4,808,630
American Tower Trust #1
1.55%, 03/15/2018 (Acquired 01/11/2017, Cost $328,362) (1)	329,000	328,209
Bank of America Corp.
5.70%, 05/02/2017	2,152,000	2,159,080
6.10%, 06/15/2017	4,902,000	4,946,892
6.40%, 08/28/2017	1,000,000	1,019,426
6.00%, 09/01/2017	1,000,000	1,017,970
5.75%, 12/01/2017	3,355,000	3,443,528
6.88%, 04/25/2018	4,390,000	4,619,347
5.65%, 05/01/2018	8,930,000	9,290,522
7.63%, 06/01/2019	3,000,000	3,344,088
2.50%, 10/21/2022	6,810,000	6,632,797
3.30%, 01/11/2023	9,699,000	9,757,912
4.10%, 07/24/2023	975,000	1,021,141
4.00%, 04/01/2024	3,955,000	4,100,200
4.20%, 08/26/2024	340,000	346,199
3.88%, 08/01/2025	4,400,000	4,477,572
4.45%, 03/03/2026	810,000	830,610
4.25%, 10/22/2026	4,875,000	4,949,656
3.25%, 10/21/2027	1,645,000	1,565,719
4.18%, 11/25/2027	6,856,000	6,880,483
3.82%, 01/20/2028	2,630,000	2,635,347
Bank of Montreal
1.50%, 07/18/2019	4,000,000	3,958,136
Barclays Plc
5.14%, 10/14/2020	275,000	294,160
3.68%, 01/10/2023	3,060,000	3,072,763
4.38%, 09/11/2024	2,200,000	2,215,321
4.38%, 01/12/2026	4,325,000	4,382,747
5.20%, 05/12/2026	5,470,000	5,595,351
BBVA Bancomer SA/Texas
6.50%, 03/10/2021	2,690,000	2,945,550
Berkshire Hathaway Finance Corp.
1.30%, 08/15/2019	1,880,000	1,861,824
4.40%, 05/15/2042	1,000,000	1,050,112
Berkshire Hathaway, Inc.
3.13%, 03/15/2026	991,000	989,948
Boston Properties LP
3.65%, 02/01/2026	415,000	413,337
2.75%, 10/01/2026	5,660,000	5,209,062
BPCE SA
4.88%, 04/01/2026 (Acquired 04/26/2016 through 05/23/2016, Cost $2,750,080) (1)	2,740,000	2,768,660
Brixmor Operating Partnership LP
3.88%, 08/15/2022	2,550,000	2,610,695
3.25%, 09/15/2023	495,000	483,463
3.85%, 02/01/2025	645,000	636,505
4.13%, 06/15/2026	2,980,000	2,998,488
3.90%, 03/15/2027	2,553,000	2,504,554
Capital One Bank USA NA
3.38%, 02/15/2023	489,000	487,944
Capital One Financial Co.
3.50%, 06/15/2023	2,294,000	2,311,611
Capital One NA/Mclean VA
2.35%, 08/17/2018	1,000,000	1,006,246
Carlyle Holdings Finance LLC
3.88%, 02/01/2023 (Acquired 07/31/2015 through 06/15/2016, Cost $1,638,201) (1)	1,596,000	1,621,033
CBOE Holdings, Inc.
3.65%, 01/12/2027	2,445,000	2,457,817
CBRE Services, Inc.
5.25%, 03/15/2025	2,675,000	2,838,670
4.88%, 03/01/2026	2,860,000	2,975,715
CC Holdings GS V LLC / Crown Castle GS III Corp.
3.85%, 04/15/2023	2,450,000	2,508,967
Charles Schwab Corp./The
3.00%, 03/10/2025	1,745,000	1,724,891
7.00%, 02/28/2049	2,384,000	2,711,800
4.63%, 12/29/2049	2,208,000	2,174,880
CIT Group, Inc.
4.25%, 08/15/2017	6,630,000	6,688,013
5.25%, 03/15/2018	785,000	806,097
5.00%, 05/15/2018 (Acquired 05/26/2016 through 03/07/2017, Cost $2,809,366) (1)	2,780,000	2,798,765
5.50%, 02/15/2019 (Acquired 07/13/2015 through 05/24/2016, Cost $1,443,268) (1)	1,401,000	1,472,801
Citigroup, Inc.
6.00%, 08/15/2017	1,000,000	1,015,496
6.13%, 11/21/2017	4,720,000	4,853,987
1.80%, 02/05/2018	8,000,000	8,004,176
6.13%, 05/15/2018	2,000,000	2,093,398
2.15%, 07/30/2018	7,055,000	7,077,308
2.50%, 09/26/2018	5,000,000	5,044,395
3.50%, 05/15/2023	1,660,000	1,671,827
2.29%, 09/01/2023	3,473,000	3,571,286
3.20%, 10/21/2026	6,430,000	6,137,081
3.89%, 01/10/2028	7,818,000	7,851,993
Citizens Financial Group, Inc.
5.16%, 06/29/2023	6,200,000	6,367,921
3.75%, 07/01/2024	744,000	727,919
4.35%, 08/01/2025	539,000	551,701
4.30%, 12/03/2025	3,606,000	3,716,243
CNA Financial Corp.
5.88%, 08/15/2020	1,700,000	1,885,558
CNO Financial Group, Inc.
4.50%, 05/30/2020	577,000	595,752
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
4.38%, 08/04/2025	1,225,000	1,256,369
CPPIB Capital, Inc.
1.25%, 09/20/2019 (Acquired 09/13/2016 through 10/21/2016, Cost $7,385,784) (1)	7,400,000	7,304,829
Credit Agricole SA
4.38%, 03/17/2025 (Acquired 07/31/2015 through 01/31/2017, Cost $8,879,636) (1)	8,975,000	8,909,779
Credit Suisse AG/New York NY
1.38%, 05/26/2017	3,839,000	3,839,603
Crown Castle International Corp.
4.88%, 04/15/2022	4,006,000	4,308,750
5.25%, 01/15/2023	3,154,000	3,441,329
4.00%, 03/01/2027	1,461,000	1,473,132
Dexia Credit Local SA
2.25%, 02/18/2020 (Acquired 01/10/2017, Cost $7,047,474) (1)	7,070,000	7,055,485
Digital Realty Trust LP
4.75%, 10/01/2025	1,640,000	1,730,705
Discover Bank
2.60%, 11/13/2018	2,010,000	2,028,611
3.10%, 06/04/2020	2,000,000	2,039,988
Discover Financial Services
3.95%, 11/06/2024	2,167,000	2,170,129
3.75%, 03/04/2025	6,262,000	6,142,553
4.10%, 02/09/2027	2,835,000	2,835,649
E*TRADE Financial Corp.
5.38%, 11/15/2022	2,947,000	3,086,959
4.63%, 09/15/2023	5,505,000	5,639,872
Farmers Exchange Capital II
6.15%, 11/01/2053 (Acquired 08/31/2015, Cost $298,320) (1)	280,000	302,730
Farmers Exchange Capital III
5.45%, 10/15/2054 (Acquired 08/30/2016, Cost $4,102,722) (1)	4,000,000	4,026,000
First Republic Bank/CA
4.63%, 02/13/2047	1,276,000	1,270,244
Goldman Sachs Capital I
6.35%, 02/15/2034	2,938,000	3,521,836
Goldman Sachs Group, Inc./The
5.95%, 01/18/2018	4,000,000	4,130,720
2.38%, 01/22/2018	2,000,000	2,010,980
6.15%, 04/01/2018	12,500,000	13,021,725
7.50%, 02/15/2019	2,865,000	3,143,991
5.25%, 07/27/2021	2,800,000	3,071,065
5.75%, 01/24/2022	2,190,000	2,466,203
3.00%, 04/26/2022	6,398,000	6,404,430
3.63%, 01/22/2023	5,055,000	5,181,390
4.25%, 10/21/2025	720,000	733,832
3.75%, 02/25/2026	3,771,000	3,794,817
3.50%, 11/16/2026	4,100,000	4,013,863
6.75%, 10/01/2037	460,000	567,486
4.75%, 10/21/2045	3,073,000	3,241,290
Goodman Funding Pty Ltd.
6.38%, 04/15/2021 (Acquired 07/13/2015 through 08/21/2015, Cost $2,118,242) (1)	1,915,000	2,148,929
HCP, Inc.
5.63%, 05/01/2017	700,000	702,078
4.20%, 03/01/2024	1,175,000	1,203,117
3.40%, 02/01/2025	1,500,000	1,451,071
Hercules Capital, Inc.
4.38%, 02/01/2022 (Acquired 01/20/2017 through 01/30/2017, Cost $1,270,000) (1)	1,270,000	1,300,162
Highwoods Realty LP
7.50%, 04/15/2018	3,100,000	3,273,560
Host Hotels & Resorts LP
3.75%, 10/15/2023	2,175,000	2,191,602
4.50%, 02/01/2026	1,600,000	1,655,091
Howard Hughes Corp./The
5.38%, 03/15/2025 (Acquired 03/06/2017 through 03/07/2017, Cost $1,277,889) (1)	1,280,000	1,267,200
HSBC Holdings Plc
2.95%, 05/25/2021	1,805,000	1,813,689
2.65%, 01/05/2022	1,340,000	1,321,684
4.30%, 03/08/2026	4,705,000	4,898,394
6.38%, 03/29/2049	1,500,000	1,526,250
ING Bank NV
5.80%, 09/25/2023 (Acquired 07/29/2015 through 11/13/2015, Cost $3,192,537) (1)	2,965,000	3,298,382
4.13%, 11/21/2023	1,840,000	1,876,616
Intercontinental Exchange, Inc.
3.75%, 12/01/2025	2,176,000	2,246,418
International Lease Finance Corp.
7.13%, 09/01/2018 (Acquired 07/14/2015, Cost $527,915) (1)	500,000	534,344
4.63%, 04/15/2021	800,000	843,494
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (Acquired 07/29/2015 through 02/17/2017, Cost $4,502,657) (1)	4,667,000	4,390,037
5.71%, 01/15/2026 (Acquired 05/25/2016, Cost $971,125) (1)	1,000,000	969,006
Jackson National Life Global Funding
1.88%, 10/15/2018 (Acquired 10/07/2015, Cost $999,730) (1)	1,000,000	1,001,881
Jefferies Group LLC
5.13%, 01/20/2023	3,100,000	3,330,835
JPMorgan Chase & Co.
6.00%, 01/15/2018	1,915,000	1,979,658
2.75%, 06/23/2020	400,000	405,168
2.30%, 08/15/2021	4,393,000	4,346,935
4.50%, 01/24/2022	5,049,000	5,440,691
3.38%, 05/01/2023	6,412,000	6,421,618
2.70%, 05/18/2023	1,850,000	1,809,441
2.27%, 10/24/2023	6,125,000	6,265,446
3.88%, 09/10/2024	1,175,000	1,190,855
3.90%, 07/15/2025	2,100,000	2,170,520
3.30%, 04/01/2026	2,175,000	2,132,157
2.95%, 10/01/2026	6,830,000	6,493,076
JPMorgan Chase Bank NA
6.00%, 10/01/2017	9,811,000	10,016,648
Kennedy-Wilson, Inc.
5.88%, 04/01/2024	5,102,000	5,229,550
KeyCorp.
2.90%, 09/15/2020	980,000	995,826
Kilroy Realty LP
4.38%, 10/01/2025	1,515,000	1,581,605
Kreditanstalt fuer Wiederaufbau
0.88%, 04/19/2018	1,000,000	996,050
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.88%, 08/01/2021 (Acquired 08/31/2015 through 10/14/2015, Cost $985,359) (1)	1,025,000	1,035,250
Lazard Group LLC
4.25%, 11/14/2020	2,684,000	2,822,521
LeasePlan Co. NV
2.50%, 05/16/2018 (Acquired 07/13/2015 through 05/23/2016, Cost $3,330,641) (1)	3,325,000	3,333,110
Liberty Mutual Group, Inc.
4.85%, 08/01/2044 (Acquired 07/21/2015 through 06/21/2016, Cost $3,031,217) (1)	3,045,000	3,086,704
Liberty Property LP
4.13%, 06/15/2022	2,000,000	2,093,748
Lloyds Banking Group Plc
4.50%, 11/04/2024	2,825,000	2,898,767
4.65%, 03/24/2026	2,700,000	2,757,947
Marsh & McLennan Cos, Inc.
4.35%, 01/30/2047	515,000	518,956
MetLife, Inc.
6.40%, 12/15/2036	1,000,000	1,097,500
Metropolitan Life Global Funding I
1.55%, 09/13/2019 (Acquired 09/08/2016, Cost $6,956,820) (1)	6,965,000	6,885,571
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
5.63%, 05/01/2024	2,051,000	2,163,805
Morgan Stanley
5.55%, 04/27/2017	1,967,000	1,972,238
5.95%, 12/28/2017	6,145,000	6,335,864
6.63%, 04/01/2018	9,000,000	9,418,590
7.30%, 05/13/2019	2,000,000	2,210,650
2.63%, 11/17/2021	7,729,000	7,667,786
3.75%, 02/25/2023	5,000,000	5,162,835
4.10%, 05/22/2023	3,750,000	3,872,441
3.70%, 10/23/2024	565,000	573,120
5.00%, 11/24/2025	7,275,000	7,811,022
3.88%, 01/27/2026	3,025,000	3,064,924
3.13%, 07/27/2026	900,000	859,717
3.63%, 01/20/2027	2,875,000	2,852,759
3.95%, 04/23/2027	5,715,000	5,658,725
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 08/01/2026	100,000	98,500
Nationwide Building Society
3.90%, 07/21/2025 (Acquired 07/14/2015 through 07/19/2016, Cost $3,360,023) (1)	3,205,000	3,325,460
4.00%, 09/14/2026 (Acquired 09/07/2016 through 09/16/2016, Cost $2,518,199) (1)	2,525,000	2,444,250
Nationwide Mutual Insurance Co.
3.42%, 12/15/2024 (Acquired 09/29/2015, Cost $1,014,029) (1)	1,050,000	1,033,995
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
5.88%, 03/15/2022 (Acquired 07/13/2015 through 06/20/2016, Cost $2,963,326) (1)	2,880,000	2,964,614
4.88%, 04/15/2045 (Acquired 07/22/2015 through 08/31/2016, Cost $3,008,573) (1)	3,399,000	3,039,512
New York Life Global Funding
1.55%, 11/02/2018 (Acquired 10/27/2015, Cost $1,998,470) (1)	2,000,000	1,996,488
1.50%, 10/24/2019 (Acquired 10/17/2016, Cost $7,228,389) (1)	7,230,000	7,140,522
2.35%, 07/14/2026 (Acquired 07/11/2016, Cost $999,419) (1)	1,000,000	938,109
Old Republic International Corp.
4.88%, 10/01/2024	1,600,000	1,699,826
3.88%, 08/26/2026	4,305,000	4,245,255
PNC Bank NA
1.50%, 02/23/2018	6,690,000	6,686,862
Post Apartment Homes LP
4.75%, 10/15/2017	91,000	91,763
Principal Financial Group, Inc.
4.70%, 05/15/2055	1,435,000	1,456,525
Prologis LP
3.75%, 11/01/2025	1,325,000	1,353,897
Protective Life Global Funding
1.66%, 06/08/2018 (Acquired 06/07/2016, Cost $4,000,000) (1)	4,000,000	4,002,044
2.70%, 11/25/2020 (Acquired 11/19/2015, Cost $1,948,725) (1)	1,950,000	1,963,864
Quicken Loans, Inc.
5.75%, 05/01/2025 (Acquired 07/22/2015 through 11/12/2015, Cost $788,326) (1)	815,000	800,737
Raymond James Financial, Inc.
5.63%, 04/01/2024	3,306,000	3,718,453
3.63%, 09/15/2026	3,252,000	3,201,211
Regency Centers LP
3.60%, 02/01/2027	685,000	679,565
Reinsurance Group of America, Inc.
5.00%, 06/01/2021	500,000	544,024
4.70%, 09/15/2023	1,000,000	1,076,358
Retail Opportunity Investments Partnership LP
4.00%, 12/15/2024	895,000	857,832
Royal Bank of Canada
1.20%, 09/19/2017	2,840,000	2,838,921
Royal Bank of Scotland Group Plc
6.13%, 12/15/2022	3,025,000	3,202,855
3.88%, 09/12/2023	2,885,000	2,842,937
6.00%, 12/19/2023	960,000	1,014,583
5.13%, 05/28/2024	375,000	379,172
4.80%, 04/05/2026	4,255,000	4,353,805
Santander Holdings USA, Inc.
4.50%, 07/17/2025	1,644,000	1,673,771
Santander Issuances SAU
5.18%, 11/19/2025	2,400,000	2,489,928
Santander UK Group Holdings Plc
2.88%, 10/16/2020	1,135,000	1,136,183
2.88%, 08/05/2021	4,430,000	4,372,348
3.57%, 01/10/2023	3,185,000	3,184,516
4.75%, 09/15/2025 (Acquired 09/08/2015, Cost $1,022,526) (1)	1,025,000	1,022,771
Santander UK Plc
5.00%, 11/07/2023 (Acquired 07/13/2015 through 02/07/2017, Cost $4,268,989) (1)	4,140,000	4,313,714
Scottrade Financial Services, Inc.
6.13%, 07/11/2021 (Acquired 05/03/2016 through 10/14/2016, Cost $850,028) (1)	806,000	912,912
Simon Property Group LP
2.50%, 09/01/2020	1,530,000	1,543,746
3.30%, 01/15/2026	1,025,000	1,011,488
Sirius International Group Ltd.
4.60%, 11/01/2026 (Acquired 11/21/2016 through 01/31/2017, Cost $1,079,242) (1)	1,140,000	1,113,370
SL Green Realty Corp.
5.00%, 08/15/2018	1,963,000	2,029,336
7.75%, 03/15/2020	1,398,000	1,569,740
SLM Corp.
0.00%, 04/05/2022	895,000	895,000
Societe Generale SA
4.25%, 04/14/2025 (Acquired 07/13/2015, Cost $189,731) (1)	200,000	196,015
4.25%, 04/14/2025	5,550,000	5,439,410
SVB Financial Group
5.38%, 09/15/2020	2,649,000	2,866,565
Synchrony Financial
3.00%, 08/15/2019	1,335,000	1,355,701
4.50%, 07/23/2025	2,778,000	2,850,636
TD Ameritrade Holding Corp.
2.95%, 04/01/2022	2,486,000	2,516,401
3.63%, 04/01/2025	780,000	799,738
Teachers Insurance & Annuity Association of America
4.38%, 09/15/2054 (Acquired 11/09/2015 through 06/02/2016, Cost $4,434,237) (1)	4,500,000	4,443,750
Thomson Reuters Corp.
3.35%, 05/15/2026	325,000	316,502
Toronto-Dominion Bank/The
3.63%, 09/15/2031	395,000	386,804
Trinity Acquisition Plc
3.50%, 09/15/2021	200,000	203,308
UBS AG
4.75%, 05/22/2023	1,853,000	1,894,692
UBS Group Funding Jersey Ltd.
4.13%, 09/24/2025 (Acquired 09/21/2015 through 10/13/2016, Cost $2,906,571) (1)	2,825,000	2,872,522
UBS Group Funding Switzerland AG
3.49%, 05/23/2023 (Acquired 03/29/2017, Cost $4,105,710) (1)	4,100,000	4,125,978
Unum Group
3.00%, 05/15/2021	290,000	290,301
3.88%, 11/05/2025	4,925,000	4,918,080
Ventas Realty LP
1.25%, 04/17/2017	3,500,000	3,499,979
3.25%, 10/15/2026	2,000,000	1,897,522
Ventas Realty LP / Ventas Capital Corp.
2.70%, 04/01/2020	3,000,000	3,024,660
VEREIT Operating Partnership LP
3.00%, 02/06/2019	800,000	802,560
4.60%, 02/06/2024	300,000	309,000
4.88%, 06/01/2026	3,510,000	3,654,787
Visa, Inc.
4.30%, 12/14/2045	2,880,000	3,022,949
Wachovia Corp.
5.75%, 02/01/2018	8,000,000	8,251,464
WEA Finance LLC / Westfield UK & Europe Finance Plc
1.75%, 09/15/2017 (Acquired 06/03/2016, Cost $3,691,379) (1)	3,690,000	3,690,945
2.70%, 09/17/2019 (Acquired 07/31/2015 through 06/01/2016, Cost $4,805,653) (1)	4,789,000	4,832,958
3.25%, 10/05/2020 (Acquired 09/28/2015 through 01/06/2016, Cost $844,695) (1)	845,000	861,147
3.75%, 09/17/2024 (Acquired 06/28/2016, Cost $1,636,454) (1)	1,570,000	1,587,973
Weingarten Realty Investors
3.25%, 08/15/2026	1,665,000	1,586,658
Wells Fargo & Co.
2.10%, 05/08/2017	1,057,000	1,057,765
2.60%, 07/22/2020	310,000	313,025
2.50%, 03/04/2021	2,500,000	2,492,672
2.10%, 07/26/2021	1,580,000	1,548,688
3.07%, 01/24/2023	4,705,000	4,725,147
3.00%, 04/22/2026	6,747,000	6,460,711
5.88%, 12/31/2049	2,036,000	2,194,690
Wells Fargo Bank NA
6.00%, 11/15/2017	2,000,000	2,053,592
Welltower, Inc.
4.70%, 09/15/2017	1,971,000	1,996,895
2.25%, 03/15/2018	2,812,000	2,824,173
4.00%, 06/01/2025	4,690,000	4,753,325
		752,665,016
Industrials - 2.16%
Airbus Group Finance BV
2.70%, 04/17/2023 (Acquired 08/04/2015 through 07/21/2016, Cost $1,624,542) (1)	1,610,000	1,603,591
Amcor Finance USA, Inc.
3.63%, 04/28/2026 (Acquired 06/08/2016 through 10/05/2016, Cost $3,061,977) (1)	2,990,000	2,961,341
Arconic, Inc.
5.87%, 02/23/2022	1,520,000	1,640,536
Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc.
4.29%, 05/15/2021 (Acquired 04/29/2016, Cost $199,140) (1)	200,000	204,750
4.25%, 09/15/2022 (Acquired 02/24/2017, Cost $454,000) (1)	454,000	458,404
Arrow Electronics, Inc.
4.00%, 04/01/2025	2,150,000	2,164,411
Autoridad del Canal de Panama
4.95%, 07/29/2035 (Acquired 09/24/2015, Cost $196,610) (1)	200,000	218,500
Aviation Capital Group Corp.
4.88%, 10/01/2025 (Acquired 06/28/2016 through 08/11/2016, Cost $2,807,957) (1)	2,789,000	2,999,840
Avnet, Inc.
4.63%, 04/15/2026	5,695,000	5,767,167
Ball Corp.
4.38%, 12/15/2020	2,834,000	2,968,615
Brambles USA, Inc.
4.13%, 10/23/2025 (Acquired 10/19/2015, Cost $833,214) (1)	835,000	855,546
CCCI Treasure Ltd.
3.50%, 12/29/2049	200,000	201,246
Clean Harbors, Inc.
5.13%, 06/01/2021	930,000	948,600
CNH Industrial Capital LLC
3.63%, 04/15/2018	1,499,000	1,515,864
CRCC Yupeng Ltd.
3.95%, 02/28/2049	200,000	204,278
Crown Americas LLC / Crown Americas Capital Corp. V
4.25%, 09/30/2026 (Acquired 02/06/2017, Cost $908,879) (1)	950,000	913,786
Embraer Netherlands Finance BV
5.40%, 02/01/2027	1,290,000	1,330,609
Embraer Overseas Ltd.
5.70%, 09/16/2023 (Acquired 07/13/2015, Cost $1,417,713) (1)	1,350,000	1,451,250
Flex Ltd.
5.00%, 02/15/2023	2,095,000	2,237,749
General Electric Co.
5.00%, 12/29/2049	8,886,000	9,363,622
Graphic Packaging International, Inc.
4.88%, 11/15/2022	200,000	209,500
4.13%, 08/15/2024	700,000	693,875
Grinding Media, Inc. / MC Grinding Media Canada, Inc.
7.38%, 12/15/2023 (Acquired 01/06/2017, Cost $350,000) (1)	350,000	367,500
Jabil Circuit, Inc.
4.70%, 09/15/2022	2,120,000	2,183,600
Keysight Technologies, Inc.
4.60%, 04/06/2027	865,000	870,073
Koppers, Inc.
6.00%, 02/15/2025 (Acquired 01/19/2017, Cost $180,000) (1)	180,000	185,850
LafargeHolcim Finance US LLC
3.50%, 09/22/2026 (Acquired 09/15/2016, Cost $404,675) (1)	405,000	391,493
Lockheed Martin Corp.
2.90%, 03/01/2025	5,635,000	5,499,411
3.55%, 01/15/2026	1,660,000	1,685,039
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	1,235,000	1,275,167
Masco Corp.
3.50%, 04/01/2021	2,118,000	2,155,298
4.45%, 04/01/2025	4,700,000	4,905,578
4.38%, 04/01/2026	221,000	229,666
6.50%, 08/15/2032	1,340,000	1,581,268
NCI Building Systems, Inc.
8.25%, 01/15/2023 (Acquired 07/13/2015 through 07/22/2015, Cost $125,360) (1)	120,000	130,200
Owens Corning
4.20%, 12/15/2022	35,000	36,605
4.20%, 12/01/2024	5,992,000	6,172,826
3.40%, 08/15/2026	1,230,000	1,191,019
Park Aerospace Holdings Ltd.
5.25%, 08/15/2022 (Acquired 01/23/2017, Cost $1,450,000) (1)	1,450,000	1,508,000
5.50%, 02/15/2024 (Acquired 01/20/2017 through 03/14/2017, Cost $3,164,648) (1)	3,123,000	3,247,920
Penske Truck Leasing Co. Lp / PTL Finance Corp.
3.38%, 03/15/2018 (Acquired 07/14/2015 through 09/27/2016, Cost $2,272,015) (1)	2,236,000	2,270,653
2.50%, 06/15/2019 (Acquired 07/22/2015 through 06/08/2016, Cost $790,779) (1)	793,000	797,425
4.88%, 07/11/2022 (Acquired 05/31/2016 through 06/21/2016, Cost $1,037,853) (1)	968,000	1,044,846
4.25%, 01/17/2023 (Acquired 07/22/2015 through 02/07/2017, Cost $1,671,310) (1)	1,620,000	1,687,522
Reliance Intermediate Holdings LP
6.50%, 04/01/2023 (Acquired 07/13/2015 through 08/17/2015, Cost $226,558) (1)	220,000	234,300
Republic Services, Inc.
2.90%, 07/01/2026	3,000,000	2,897,982
Reynolds Group Issuer, Inc.
5.75%, 10/15/2020	500,000	514,380
4.52%, 07/15/2021 (Acquired 06/13/2016, Cost $1,189,324) (1)	1,200,000	1,227,756
Rockwell Collins, Inc.
3.20%, 03/15/2024	1,553,000	1,549,621
3.50%, 03/15/2027	2,656,000	2,656,831
Roper Technologies, Inc.
3.00%, 12/15/2020	2,140,000	2,179,917
SBA Communications Corp.
4.88%, 09/01/2024 (Acquired 08/01/2016 through 03/06/2017, Cost $1,389,455) (1)	1,402,000	1,384,195
SBA Tower Trust
2.90%, 10/15/2019 (Acquired 07/14/2015 through 07/30/2015, Cost $1,667,646) (1)	1,650,000	1,654,929
2.88%, 07/15/2021 (Acquired 06/21/2016, Cost $3,000,000) (1)	3,000,000	2,982,330
3.87%, 10/15/2024 (Acquired 09/02/2015, Cost $835,944) (1)	830,000	822,451
Sealed Air Corp.
5.25%, 04/01/2023 (Acquired 10/28/2016, Cost $897,001) (1)	850,000	892,500
5.50%, 09/15/2025 (Acquired 11/29/2016, Cost $880,935) (1)	850,000	901,000
Siemens Financieringsmaatschappij NV
2.35%, 10/15/2026 (Acquired 09/06/2016 through 01/11/2017, Cost $5,466,042) (1)	5,640,000	5,237,654
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	195,000	194,835
Trimble, Inc.
4.75%, 12/01/2024	3,641,000	3,767,933
United Technologies Co.
1.78%, 05/04/2018	5,768,000	5,766,108
Vulcan Materials Co.
7.00%, 06/15/2018	1,458,000	1,543,211
7.50%, 06/15/2021	1,640,000	1,919,687
4.50%, 04/01/2025	2,687,000	2,825,604
Wabtec Corp./DE
3.45%, 11/15/2026 (Acquired 10/31/2016 through 12/02/2016, Cost $3,488,896) (1)	3,585,000	3,485,825
		124,969,088
Real Estate - 0.76%
Alexandria Real Estate Equities, Inc.
2.75%, 01/15/2020	1,827,000	1,832,462
4.60%, 04/01/2022	4,407,000	4,681,746
3.95%, 01/15/2027	2,555,000	2,553,837
4.50%, 07/30/2029	636,000	656,089
American Tower Corp.
3.30%, 02/15/2021	3,098,000	3,141,208
3.45%, 09/15/2021	110,000	111,972
3.50%, 01/31/2023	717,000	721,145
4.40%, 02/15/2026	1,863,000	1,927,040
3.38%, 10/15/2026	3,487,000	3,324,283
Crown Castle International Corp.
4.45%, 02/15/2026	1,550,000	1,611,614
3.70%, 06/15/2026	3,225,000	3,164,512
DDR Corp.
3.63%, 02/01/2025	2,225,000	2,140,274
4.25%, 02/01/2026	5,735,000	5,699,174
HCP, Inc.
4.00%, 12/01/2022	1,900,000	1,959,633
4.00%, 06/01/2025	3,240,000	3,257,062
Jones Lang LaSalle, Inc.
4.40%, 11/15/2022	1,270,000	1,324,336
Kimco Realty Corp.
3.40%, 11/01/2022	150,000	151,374
Realty Income Corp.
2.00%, 01/31/2018	5,000,000	5,008,520
Senior Housing Properties Trust
6.75%, 12/15/2021	603,000	670,748
		43,937,029
Technology - 1.91%
Apple, Inc.
1.00%, 05/03/2018	3,000,000	2,990,793
2.10%, 05/06/2019	2,030,000	2,051,861
1.10%, 08/02/2019	2,245,000	2,218,118
2.40%, 05/03/2023	2,780,000	2,733,137
3.00%, 02/09/2024	1,420,000	1,431,880
4.65%, 02/23/2046	1,250,000	1,340,369
4.25%, 02/09/2047	420,000	424,933
Autodesk, Inc.
4.38%, 06/15/2025	4,610,000	4,750,052
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.63%, 01/15/2024 (Acquired 01/11/2017, Cost $4,629,500) (1)	4,633,000	4,666,140
3.88%, 01/15/2027 (Acquired 01/11/2017, Cost $8,313,649) (1)	8,344,000	8,396,600
Brocade Communications Systems, Inc.
4.63%, 01/15/2023	430,000	438,600
Cadence Design Systems, Inc.
4.38%, 10/15/2024	3,153,000	3,162,229
Diamond 1 Finance Co. / Diamond 2 Finance Co.
6.02%, 06/15/2026 (Acquired 05/17/2016 through 08/03/2016, Cost $6,442,711) (1)	6,315,000	6,897,395
Evolent Health, Inc.
2.00%, 12/01/2021 (Acquired 11/30/2016, Cost $810,000) (1)	810,000	955,294
Fidelity National Information Services, Inc.
3.63%, 10/15/2020	1,990,000	2,067,676
4.50%, 10/15/2022	1,274,000	1,359,371
3.00%, 08/15/2026	9,383,000	8,839,621
First Data Corp.
5.38%, 08/15/2023 (Acquired 08/21/2015, Cost $251,771) (1)	250,000	260,312
7.00%, 12/01/2023 (Acquired 10/29/2015 through 06/30/2016, Cost $634,607) (1)	635,000	681,038
5.00%, 01/15/2024 (Acquired 06/02/2016 through 03/07/2017, Cost $2,515,751) (1)	2,500,000	2,543,750
Hewlett Packard Enterprise Co.
4.90%, 10/15/2025	3,440,000	3,571,924
KLA-Tencor Corp.
4.65%, 11/01/2024	2,500,000	2,661,645
Microsoft Corp.
1.10%, 08/08/2019	7,390,000	7,308,599
2.40%, 08/08/2026	3,165,000	2,992,542
4.10%, 02/06/2037	2,505,000	2,575,734
3.75%, 02/12/2045	650,000	615,547
4.45%, 11/03/2045	1,100,000	1,161,711
MSCI, Inc.
4.75%, 08/01/2026 (Acquired 03/10/2017, Cost $294,205) (1)	300,000	303,000
Nuance Communications, Inc.
1.00%, 12/15/2035	3,615,000	3,441,028
NXP BV / NXP Funding LLC
4.13%, 06/15/2020 (Acquired 11/22/2016 through 11/28/2016, Cost $477,485) (1)	459,000	476,786
4.13%, 06/01/2021 (Acquired 05/18/2016, Cost $2,938,164) (1)	2,828,000	2,934,050
3.88%, 09/01/2022 (Acquired 08/08/2016 through 03/01/2017, Cost $6,550,754) (1)	6,447,000	6,592,058
4.63%, 06/01/2023 (Acquired 11/17/2016 through 12/06/2016, Cost $1,780,580) (1)	1,690,000	1,789,287
Quintiles IMS, Inc.
5.00%, 10/15/2026 (Acquired 09/14/2016, Cost $500,000) (1)	500,000	501,875
Rovi Corp.
0.50%, 03/01/2020	785,000	771,753
Seagate HDD Cayman
4.75%, 01/01/2025	3,297,000	3,228,999
4.88%, 06/01/2027	855,000	800,358
5.75%, 12/01/2034	1,022,000	924,910
TSMC Global Ltd.
1.63%, 04/03/2018 (Acquired 07/13/2015 through 11/16/2016, Cost $7,270,527) (1)	7,271,000	7,252,239
Veritas US, Inc. / Veritas Bermuda Ltd.
7.50%, 02/01/2023 (Acquired 02/16/2017 through 03/07/2017, Cost $840,159) (1)	800,000	844,000
Western Digital Corp.
7.38%, 04/01/2023 (Acquired 03/30/2016 through 06/16/2016, Cost $1,050,891) (1)	1,025,000	1,123,656
10.50%, 04/01/2024	500,000	588,750
		110,669,620
Utilities - 1.89%
AEP Texas, Inc.
3.85%, 10/01/2025 (Acquired 09/15/2015, Cost $1,487,224) (1)	1,500,000	1,551,877
American Electric Power Co., Inc.
1.65%, 12/15/2017	1,400,000	1,399,594
Black Hills Corp.
2.50%, 01/11/2019	1,555,000	1,562,573
Cleco Power LLC
6.00%, 12/01/2040	1,000,000	1,210,404
Dominion Resources, Inc./VA
1.88%, 12/15/2018 (Acquired 12/12/2016, Cost $4,498,191) (1)	4,500,000	4,491,882
2.00%, 08/15/2021	312,000	302,675
3.90%, 10/01/2025	2,480,000	2,524,898
2.85%, 08/15/2026	428,000	399,608
Duke Energy Corp.
1.80%, 09/01/2021	839,000	810,337
2.65%, 09/01/2026	4,753,000	4,410,499
3.75%, 09/01/2046	1,420,000	1,279,651
Duke Energy Progress LLC
4.10%, 03/15/2043	900,000	901,472
4.20%, 08/15/2045	1,000,000	1,018,181
Duquesne Light Holdings, Inc.
6.40%, 09/15/2020 (Acquired 07/21/2015, Cost $442,073) (1)	400,000	446,553
5.90%, 12/01/2021 (Acquired 10/01/2015, Cost $1,662,684) (1)	1,500,000	1,675,926
Emera US Finance LP
2.70%, 06/15/2021	3,400,000	3,380,402
Enel Finance International NV
6.00%, 10/07/2039 (Acquired 07/22/2015, Cost $2,776,742) (1)	2,445,000	2,785,958
Entergy Corp.
5.13%, 09/15/2020	1,250,000	1,350,220
Exelon Generation Co. LLC
2.95%, 01/15/2020	1,925,000	1,951,251
FirstEnergy Transmission LLC
4.35%, 01/15/2025 (Acquired 07/21/2015 through 11/15/2016, Cost $3,650,461) (1)	3,535,000	3,673,226
Great Plains Energy, Inc.
2.50%, 03/09/2020	2,910,000	2,926,244
3.15%, 04/01/2022	2,200,000	2,221,850
4.85%, 04/01/2047	1,925,000	1,972,877
Indiana Michigan Power Co.
7.00%, 03/15/2019	1,397,000	1,528,719
Indianapolis Power & Light Co.
4.70%, 09/01/2045 (Acquired 09/08/2015, Cost $994,869) (1)	1,000,000	1,052,965
IPALCO Enterprises, Inc.
5.00%, 05/01/2018	1,520,000	1,561,800
ITC Holdings Corp.
3.25%, 06/30/2026	2,000,000	1,942,674
Jersey Central Power & Light Co.
5.65%, 06/01/2017	2,075,000	2,087,597
4.80%, 06/15/2018	2,000,000	2,063,120
4.70%, 04/01/2024 (Acquired 06/13/2016, Cost $162,319) (1)	150,000	160,141
4.30%, 01/15/2026 (Acquired 06/28/2016, Cost $1,067,548) (1)	1,000,000	1,040,219
Kansas City Power & Light Co.
3.65%, 08/15/2025	1,700,000	1,706,525
KeySpan Gas East Corp.
2.74%, 08/15/2026 (Acquired 08/02/2016, Cost $4,500,000) (1)	4,500,000	4,300,934
MidAmerican Energy Co.
4.25%, 05/01/2046	949,000	979,459
NextEra Energy Capital Holdings, Inc.
2.06%, 09/01/2017	1,000,000	1,003,231
1.65%, 09/01/2018	3,230,000	3,220,223
2.40%, 09/15/2019	793,000	799,199
NGL Energy Partners LP / NGL Energy Finance Corp.
7.50%, 11/01/2023 (Acquired 10/19/2016 through 10/20/2016, Cost $609,408) (1)	600,000	619,500
Northern States Power Co./MN
4.00%, 08/15/2045	1,000,000	1,003,259
NRG Energy, Inc.
6.63%, 03/15/2023	1,275,000	1,304,484
Oncor Electric Delivery Co. LLC
5.00%, 09/30/2017	862,000	877,137
Origin Energy Finance Ltd.
3.50%, 10/09/2018 (Acquired 08/05/2015, Cost $1,171,342) (1)	1,160,000	1,175,523
Perusahaan Gas Negara Persero Tbk PT
5.13%, 05/16/2024	200,000	212,135
5.13%, 05/16/2024	1,300,000	1,378,879
PPL WEM Ltd. / Western Power Distribution Ltd.
5.38%, 05/01/2021 (Acquired 07/14/2015 through 02/07/2017, Cost $2,851,429) (1)	2,615,000	2,825,981
Public Service Co. of New Mexico
3.85%, 08/01/2025	2,000,000	2,031,176
Puget Energy, Inc.
6.50%, 12/15/2020	2,903,000	3,250,771
Sempra Energy
2.85%, 11/15/2020	375,000	379,299
Southern Co. Gas Capital Corp.
3.50%, 09/15/2021	3,250,000	3,350,464
Southern Co./The
2.35%, 07/01/2021	4,624,000	4,539,732
2.95%, 07/01/2023	6,090,000	5,927,172
3.25%, 07/01/2026	4,035,000	3,848,938
4.40%, 07/01/2046	1,120,000	1,070,171
Southwestern Electric Power Co.
3.90%, 04/01/2045	400,000	377,522
Spire, Inc.
3.54%, 02/27/2024	5,000,000	5,010,905
Tucson Electric Power Co.
3.05%, 03/15/2025	3,000,000	2,902,140
		109,780,152
Total Corporate Bonds (Cost $2,163,985,822)		$2,171,791,651

Government Related - 22.83%
Bay Area Toll Authority
6.26%, 04/01/2049	$650,000	$887,172
Bermuda Government International Bond
4.85%, 02/06/2024 (Acquired 05/25/2016, Cost $411,158) (1)	385,000	405,532
California Health Facilities Financing Authority
4.00%, 10/01/2047	2,750,000	2,760,780
City of New York NY
3.55%, 12/01/2028	3,645,000	3,665,521
6.27%, 12/01/2037	2,050,000	2,684,373
Commonwealth of Massachusetts
4.91%, 05/01/2029	2,460,000	2,844,719
East Bay Municipal Utility District Water System Revenue
5.87%, 06/01/2040	985,000	1,229,201
European Investment Bank
1.75%, 06/17/2019	2,850,000	2,857,478
Indonesia Government International Bond
3.70%, 01/08/2022 (Acquired 12/01/2016 through 12/13/2016, Cost $269,411) (1)	270,000	275,323
International Bank for Reconstruction & Development
4.50%, 08/03/2017	19,170,000,000	6,618,063
International Finance Corp.
7.80%, 06/03/2019	666,070,000	10,621,865
Metropolitan Transportation Authority
7.34%, 11/15/2039	475,000	698,478
Metropolitan Water Reclamation District of Greater Chicago
5.72%, 12/01/2038	1,000,000	1,203,920
Mexican Bonos
4.75%, 06/14/2018	402,132	2,102,906
5.00%, 12/11/2019	1,281,000	6,552,910
6.50%, 06/10/2021	220,550	1,163,226
10.00%, 12/05/2024	777,750	4,886,774
5.75%, 03/05/2026	987,571	4,828,125
7.75%, 11/13/2042	615,000	3,398,222
Mexico Government International Bond
4.00%, 10/02/2023	1,116,000	1,149,480
3.60%, 01/30/2025	1,060,000	1,057,350
4.13%, 01/21/2026	915,000	940,620
Morocco Government International Bond
4.25%, 12/11/2022 (Acquired 07/22/2015 through 07/30/2015, Cost $504,862) (1)	495,000	512,345
New York City Water & Sewer System
5.75%, 06/15/2041	240,000	308,501
5.95%, 06/15/2042	810,000	1,066,527
5.88%, 06/15/2044	500,000	651,270
New York State Dormitory Authority
3.88%, 07/01/2046	1,650,000	1,552,188
Norway Government Bond
4.50%, 05/22/2019 (Acquired 01/18/2017, Cost $8,005,431) (1)	62,875,000	7,923,325
Perusahaan Penerbit SBSN Indonesia III
4.35%, 09/10/2024	400,000	414,000
Province of Manitoba Canada
3.05%, 05/14/2024	430,000	440,962
Province of Ontario Canada
1.20%, 02/14/2018	9,850,000	9,834,959
2.00%, 01/30/2019	6,880,000	6,922,621
2.50%, 09/10/2021	945,000	954,525
South Carolina Public Service Authority
2.39%, 12/01/2023	960,000	880,886
State Board of Administration Finance Corp.
2.16%, 07/01/2019	1,220,000	1,229,662
State of California
7.95%, 03/01/2036	1,585,000	1,827,442
State of Georgia
5.00%, 12/01/2026	815,000	1,008,514
State of Texas
4.68%, 04/01/2040	410,000	466,658
Svensk Exportkredit AB
1.13%, 08/28/2019	6,925,000	6,824,865
U.S. Treasury Inflation Indexed Bonds
0.38%, 07/15/2025 (2)	18,713,966	18,763,745
0.63%, 01/15/2026 (2)	10,449,950	10,642,428
0.13%, 07/15/2026 (2)	17,100,959	16,688,056
0.38%, 01/15/2027 (2)	6,876,252	6,848,046
0.75%, 02/15/2045 (2)	14,885,949	14,173,478
U.S. Treasury Note/Bond
0.50%, 07/31/2017	5,000,000	4,995,300
0.63%, 07/31/2017	22,055,000	22,039,473
0.75%, 04/30/2018	80,780,000	80,470,774
0.88%, 05/31/2018	16,750,000	16,701,576
0.63%, 06/30/2018	25,000,000	24,842,775
0.75%, 10/31/2018	15,235,000	15,126,694
1.13%, 02/28/2019	80,646,000	80,456,966
1.25%, 03/31/2019	59,210,000	59,191,526
0.88%, 05/15/2019	34,710,000	34,400,873
1.50%, 10/31/2019	10,230,000	10,248,782
1.50%, 11/30/2019	18,495,000	18,523,889
1.38%, 09/30/2020	1,766,000	1,748,202
1.75%, 12/31/2020	18,211,000	18,223,092
1.38%, 01/31/2021	27,352,000	26,966,282
1.13%, 02/28/2021	37,479,000	36,563,988
1.25%, 03/31/2021	22,809,000	22,335,006
1.38%, 04/30/2021	9,300,000	9,143,063
2.25%, 04/30/2021	6,877,000	6,997,616
1.38%, 05/31/2021	19,150,000	18,807,387
1.50%, 01/31/2022	36,480,000	35,757,514
1.88%, 01/31/2022	75,195,000	75,024,608
1.88%, 02/28/2022	144,677,000	144,349,162
2.13%, 02/29/2024	16,207,000	16,115,836
2.00%, 11/15/2026	39,537,000	38,184,083
2.25%, 02/15/2027	93,297,000	92,094,308
3.63%, 02/15/2044	8,768,000	9,767,070
3.13%, 08/15/2044	7,419,000	7,561,007
3.00%, 11/15/2044	4,536,000	4,514,028
3.00%, 05/15/2045 (5)	14,385,000	14,296,777
2.50%, 02/15/2046	14,960,000	13,402,051
2.50%, 05/15/2046	21,990,000	19,686,196
2.25%, 08/15/2046	7,693,000	6,508,401
2.88%, 11/15/2046	54,290,000	52,657,065
3.00%, 02/15/2047	110,525,000	110,071,626
University of California
4.13%, 05/15/2045	190,000	188,315
Wisconsin Health & Educational Facilities Authority
4.00%, 11/15/2046	2,000,000	2,010,560
Total Government Related (Cost $1,326,263,058)		$1,322,738,912
Mortgage-Backed Obligations - 25.62%
225 Liberty Street Trust 2016-225L
3.60%, 02/10/2036 (Acquired 02/17/2016, Cost $1,062,068) (1)	$1,035,000	$1,060,460
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033	1,041,648	1,065,520
6.00%, 12/25/2033	306,973	307,467
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034	805,153	820,645
5.50%, 08/25/2034	938,120	963,517
Alternative Loan Trust 2005-61
1.16%, 12/25/2035	83,119	68,849
Alternative Loan Trust 2006-HY12
3.00%, 08/25/2036	483,196	458,509
BAMLL Commercial Mortgage Securities Trust 2012-PARK
2.96%, 12/10/2030 (Acquired 06/09/2016 through 03/08/2017, Cost $1,912,440) (1)	1,860,000	1,875,150
Banc of America Commercial Mortgage Trust 2007-3
5.76%, 06/10/2049	1,626,035	1,631,792
Banc of America Commercial Mortgage Trust 2007-5
5.49%, 02/10/2051	1,488,834	1,497,383
Banc of America Funding 2007-6 Trust
1.26%, 07/25/2037	140,512	128,741
1.27%, 07/25/2037	128,114	117,466
Banc of America Funding 2015-R7 Trust
1.53%, 09/26/2046 (Acquired 07/27/2015 through 09/25/2015, Cost $2,183,541) (1)	2,269,133	2,241,722
Banc of America Funding 2015-R8 Trust
1.45%, 11/26/2046 (Acquired 09/28/2015, Cost $3,136,560) (1)	3,315,297	3,275,547
Bear Stearns ALT-A Trust 2005-8
1.52%, 10/25/2035	633,384	585,462
Bear Stearns ARM Trust 2003-3
3.11%, 05/25/2033	973,781	971,045
CIM Trust
2.78%, 10/25/2057 (Acquired 10/20/2016, Cost $7,926,749) (1)(8)	7,965,306	7,925,479
Citigroup Commercial Mortgage Trust 2015-GC27
2.69%, 02/10/2048	1,700,000	1,719,597
3.57%, 02/10/2048	430,000	428,637
Citigroup Commercial Mortgage Trust 2015-GC33
3.78%, 09/10/2058	340,000	352,838
4.11%, 09/10/2058	350,000	365,337
Citigroup Commercial Mortgage Trust 2016-GC36
3.62%, 02/10/2049	595,000	610,606
COMM 2013-300P Mortgage Trust
4.35%, 08/10/2030 (Acquired 01/22/2016, Cost $768,217) (1)	720,000	779,775
COMM 2013-CCRE12 Mortgage Trust
4.05%, 10/10/2046	1,830,000	1,945,237
COMM 2013-SFS Mortgage Trust
2.99%, 04/12/2035 (Acquired 06/02/2016, Cost $1,483,967) (1)	1,445,000	1,457,324
COMM 2014-277P Mortgage Trust
3.61%, 08/10/2049 (Acquired 05/10/2016, Cost $786,906) (1)	735,000	761,566
COMM 2014-LC15 Mortgage Trust
4.01%, 04/10/2047	1,250,000	1,320,383
Comm 2014-UBS2 Mortgage Trust
4.98%, 03/10/2047	800,000	821,706
COMM 2014-UBS4 Mortgage Trust
4.63%, 08/10/2047	490,000	488,702
COMM 2015-CCRE24 Mortgage Trust
3.70%, 08/10/2048	2,020,000	2,084,288
COMM 2015-CCRE25 Mortgage Trust
3.76%, 08/10/2048	320,000	331,641
COMM 2015-CCRE26 Mortgage Trust
3.63%, 10/10/2048	905,000	928,095
COMM 2015-PC1 Mortgage Trust
3.90%, 07/10/2050	515,000	535,972
4.29%, 07/10/2050	1,075,000	1,122,952
4.44%, 07/10/2050	440,000	437,007
COMM 2016-787S Mortgage Trust
3.55%, 02/10/2036 (Acquired 02/19/2016, Cost $779,862) (1)	760,000	775,086
Commercial Mortgage Pass Through Certificates
3.65%, 02/10/2049	392,925	394,107
3.76%, 02/10/2049	565,000	583,089
Cosmopolitan Hotel Trust 2016-COSMO
3.01%, 11/15/2033 (Acquired 11/04/2016, Cost $641,000) (1)	641,000	647,802
4.41%, 11/15/2033 (Acquired 11/04/2016, Cost $836,000) (1)	836,000	849,567
5.56%, 11/15/2033 (Acquired 11/04/2016, Cost $1,234,000) (1)	1,234,000	1,254,864
Countrywide Asset-Backed Certificates
1.78%, 11/25/2035	3,443,895	3,417,509
Credit Suisse First Boston Mortgage Securities Co.
5.75%, 11/25/2033	160,050	167,204
Csail 2015-C2 Commercial Mortgage Trust
4.21%, 06/15/2057	480,000	484,502
CSAIL 2015-C4 Commercial Mortgage Trust
3.81%, 11/15/2048	295,000	305,318
CSAIL 2016-C6 Commercial Mortgage Trust
3.09%, 01/15/2049	840,000	825,202
CSMC Trust 2015-GLPB
3.64%, 11/15/2034 (Acquired 12/04/2015 through 11/15/2016, Cost $5,090,279) (1)	4,860,000	5,084,622
3.81%, 11/15/2034 (Acquired 12/04/2015, Cost $571,129) (1)	560,000	584,516
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-2
1.38%, 04/25/2035	1,564,547	1,372,133
Eleven Madison Trust 2015-11MD Mortgage Trust
3.55%, 09/10/2035 (Acquired 09/15/2015 through 02/03/2017, Cost $893,262) (1)	870,000	893,883
Fannie Mae Connecticut Avenue Securities
5.53%, 02/25/2025	2,150,145	2,287,527
3.13%, 09/25/2028	448,101	454,206
2.33%, 01/25/2029	253,011	254,428
2.28%, 04/25/2029	2,220,806	2,240,759
2.28%, 04/25/2029	282,415	283,852
4.53%, 07/25/2029	505,000	511,109
2.13%, 09/25/2029	1,065,000	1,066,880
4.63%, 09/25/2029	1,710,000	1,721,402
Fannie Mae Pool
3.68%, 10/01/2021	1,168,327	1,231,153
2.40%, 10/01/2022	1,291,385	1,297,075
2.28%, 11/01/2022	1,621,482	1,607,900
2.81%, 04/01/2025	980,000	979,830
3.89%, 08/01/2025	1,470,000	1,572,018
4.15%, 12/01/2025	1,410,000	1,525,104
2.74%, 03/01/2026	1,535,000	1,519,338
4.59%, 08/01/2026	1,153,153	1,262,022
2.50%, 09/01/2026	7,890,656	7,994,913
3.40%, 11/01/2026	2,805,060	2,896,823
4.19%, 11/01/2026	1,181,115	1,275,679
3.47%, 12/01/2026	2,992,337	3,087,481
3.22%, 01/01/2027	3,565,000	3,624,789
3.22%, 01/01/2027	3,565,000	3,624,789
3.00%, 04/15/2027 (3)	13,275,000	13,608,949
2.96%, 05/01/2027	2,220,596	2,205,782
4.00%, 05/01/2027	1,548,534	1,630,008
2.50%, 10/01/2027	95,342	96,569
2.50%, 12/01/2027	843,513	853,179
2.50%, 02/01/2028	1,036,900	1,048,878
3.28%, 02/01/2028	2,355,000	2,390,739
2.50%, 03/01/2028	1,045,737	1,058,081
2.91%, 04/01/2028	2,020,000	1,999,305
2.50%, 04/15/2028 (3)	5,640,000	5,641,762
2.82%, 05/01/2028	2,251,086	2,216,304
2.50%, 07/01/2028	864,866	874,774
2.68%, 08/01/2028	4,220,000	4,044,746
3.00%, 10/01/2028	625,918	642,245
4.08%, 01/01/2029	1,422,590	1,540,045
3.00%, 05/01/2030	313,110	321,277
2.50%, 07/01/2030	1,629,504	1,638,150
2.50%, 07/01/2030	898,554	903,324
2.50%, 08/01/2030	2,350,789	2,363,270
3.55%, 08/01/2030	1,554,214	1,598,528
3.00%, 09/01/2030	3,686,199	3,782,352
3.00%, 12/01/2030	1,339,208	1,374,259
3.43%, 02/01/2031	2,755,000	2,796,523
2.97%, 05/01/2031	2,925,000	2,826,400
2.50%, 10/01/2031	125,207	125,368
3.00%, 04/01/2033	12,222	12,182
3.50%, 05/01/2033	14,775,498	15,310,246
3.00%, 06/01/2033	21,334	21,265
3.00%, 10/01/2033	3,122,593	3,194,475
6.00%, 03/01/2034	3,284,796	3,757,730
5.50%, 05/01/2034	2,814,768	3,151,546
5.50%, 07/01/2034	688,879	770,970
4.50%, 11/01/2035	563,809	607,096
5.00%, 02/01/2036	2,259,194	2,471,673
6.00%, 06/01/2036	22,499	25,427
5.50%, 07/01/2036	270,108	302,371
3.00%, 11/01/2036	311,133	315,711
3.00%, 11/01/2036	2,288,861	2,322,539
3.00%, 11/01/2036	2,591,457	2,629,587
3.00%, 12/01/2036	403,044	407,851
6.00%, 07/01/2038	2,183,564	2,479,748
6.00%, 10/01/2038	140,027	158,211
5.50%, 12/01/2039	563,918	629,649
5.50%, 03/01/2040	3,213,992	3,593,479
5.00%, 05/01/2040	56,968	62,205
6.50%, 05/01/2040	817,948	924,194
5.00%, 06/01/2040	17,584	19,225
4.50%, 08/01/2040	163,978	176,518
4.50%, 09/01/2040	63,834	68,682
4.00%, 11/01/2040	539,437	567,678
4.00%, 11/01/2040	145,661	153,289
4.50%, 11/01/2040	4,031,672	4,338,681
4.00%, 12/01/2040	355,518	374,195
4.00%, 01/01/2041	266,777	280,789
4.50%, 01/01/2041	39,377	42,403
4.50%, 01/01/2041	11,854,687	12,887,277
4.00%, 02/01/2041	878,459	924,662
4.00%, 02/01/2041	1,178,519	1,241,103
4.00%, 02/01/2041	269,532	283,670
4.50%, 02/01/2041	574,123	618,131
5.00%, 02/01/2041	1,413,749	1,544,880
4.50%, 04/01/2041	137,644	148,156
3.50%, 04/15/2041 (3)	50,295,000	51,450,216
4.00%, 04/15/2041 (3)	22,060,000	23,138,871
4.50%, 04/15/2041 (3)	28,530,000	30,592,853
5.50%, 06/01/2041	629,558	711,688
4.50%, 08/01/2041	68,303	73,456
5.00%, 08/01/2041	594,086	650,196
4.00%, 09/01/2041	533,214	561,170
4.50%, 11/01/2041	1,157,762	1,245,466
4.50%, 11/01/2041	5,043,771	5,487,090
4.00%, 01/01/2042	75,720	79,721
4.00%, 01/01/2042	4,542,172	4,782,520
4.00%, 02/01/2042	894,171	947,694
4.00%, 02/01/2042	125,586	132,200
5.50%, 02/01/2042	1,642,861	1,830,358
5.50%, 02/01/2042	2,507,483	2,792,099
5.00%, 03/01/2042	943,742	1,033,986
3.50%, 06/01/2042	151,206	155,191
3.50%, 06/01/2042	96,651	99,189
3.50%, 07/01/2042	127,405	130,746
3.50%, 07/01/2042	984,680	1,010,537
3.50%, 08/01/2042	265,397	272,355
4.50%, 08/01/2042	26,777,450	29,021,659
4.50%, 11/01/2042	303,756	328,614
2.50%, 12/01/2042	361,580	346,377
3.50%, 12/01/2042	1,615,336	1,655,888
2.50%, 01/01/2043	1,083,419	1,037,858
2.50%, 01/01/2043	5,383,380	5,157,330
3.00%, 01/01/2043	18,251	18,152
3.50%, 01/01/2043	400,711	411,250
3.00%, 02/01/2043	21,708	21,591
3.00%, 03/01/2043	168,914	167,997
3.00%, 03/01/2043	17,601	17,506
3.00%, 03/01/2043	33,592	33,410
3.50%, 03/01/2043	1,674,216	1,718,304
2.50%, 04/01/2043	480,909	460,686
3.00%, 04/01/2043	1,148,791	1,145,768
3.00%, 04/01/2043	19,217	19,113
3.50%, 04/01/2043	134,721	138,466
3.00%, 04/15/2043 (3)	12,030,000	11,930,377
3.00%, 05/01/2043	887,012	884,632
3.50%, 05/01/2043	675,218	692,993
3.00%, 06/01/2043	16,954,300	16,906,246
3.50%, 06/01/2043	1,263,315	1,298,052
3.50%, 06/01/2043	209,625	215,613
3.50%, 06/01/2043	2,833,500	2,912,261
3.50%, 07/01/2043	264,057	271,599
3.50%, 07/01/2043	161,047	165,408
3.00%, 08/01/2043	11,591,959	11,559,138
3.00%, 08/01/2043	249,063	246,097
3.00%, 08/01/2043	438,542	436,160
3.50%, 08/01/2043	177,420	182,356
3.50%, 09/01/2043	728,476	748,780
4.00%, 09/01/2043	2,976,126	3,123,475
5.50%, 10/01/2043	1,056,937	1,197,327
4.00%, 12/01/2043	5,613,848	5,890,868
3.50%, 01/01/2044	262,480	269,385
3.00%, 02/01/2044	55,880	55,215
3.50%, 03/01/2044	334,309	344,350
4.50%, 06/01/2044	3,921,055	4,224,014
4.50%, 06/01/2044	985,058	1,056,211
3.50%, 07/01/2044	1,343,847	1,380,311
4.50%, 08/01/2044	1,139,398	1,221,694
3.00%, 09/01/2044	92,471	91,970
4.50%, 10/01/2044	19,038,944	20,716,369
5.00%, 11/01/2044	5,344,646	5,846,527
4.50%, 02/01/2045	1,043,314	1,119,249
3.00%, 04/01/2045	43,289	42,718
3.50%, 04/01/2045	2,498,303	2,557,161
3.00%, 05/01/2045	863,000	860,726
3.00%, 05/01/2045	1,882,681	1,872,181
3.50%, 05/01/2045	1,400,511	1,437,787
4.00%, 05/01/2045	20,607,415	21,904,203
4.50%, 05/01/2045	1,020,883	1,114,305
4.50%, 06/01/2045	557,246	606,933
3.00%, 07/01/2045	8,466,357	8,427,338
3.50%, 07/01/2045	4,159,321	4,263,882
4.00%, 07/01/2045	1,707,067	1,790,986
5.00%, 07/01/2045	1,164,915	1,273,750
4.00%, 09/01/2045	263,731	276,692
4.00%, 09/01/2045	197,513	207,228
4.50%, 09/01/2045	18,527,094	20,107,328
3.50%, 10/01/2045	562,950	577,129
4.00%, 10/01/2045	2,166,714	2,293,095
4.00%, 10/01/2045	2,976,480	3,122,827
4.50%, 10/01/2045	2,188,384	2,379,991
4.50%, 10/01/2045	1,094,435	1,196,297
3.50%, 11/01/2045	7,687,049	7,868,151
3.50%, 12/01/2045	566,606	583,653
3.50%, 12/01/2045	2,124,817	2,174,877
4.00%, 12/01/2045	1,821,081	1,919,959
4.00%, 12/01/2045	1,756,723	1,850,477
4.00%, 12/01/2045	773,818	822,365
4.00%, 12/01/2045	258,187	271,962
3.50%, 01/01/2046	146,816	150,275
4.00%, 01/01/2046	677,418	718,212
4.00%, 01/01/2046	20,156,926	21,369,650
4.50%, 02/01/2046	726,917	790,070
4.50%, 02/01/2046	1,734,324	1,886,327
4.50%, 02/01/2046	5,065,401	5,432,315
4.00%, 03/01/2046	2,319,290	2,445,470
4.50%, 03/01/2046	4,711,931	5,054,725
3.50%, 04/01/2046	4,711,202	4,822,195
4.00%, 04/01/2046	11,508,742	12,197,458
4.50%, 04/01/2046	1,853,883	2,029,014
3.50%, 05/01/2046	1,372,771	1,407,399
4.00%, 05/01/2046	23,029,591	24,421,025
3.00%, 06/01/2046	638,141	633,293
3.50%, 06/01/2046	3,796,870	3,904,762
4.00%, 06/01/2046	748,998	794,282
4.50%, 06/01/2046	946,505	1,027,407
3.50%, 07/01/2046	2,026,584	2,082,506
3.50%, 07/01/2046	2,028,256	2,089,598
4.00%, 07/01/2046	885,158	938,673
4.50%, 07/01/2046	1,468,709	1,596,308
4.50%, 07/01/2046	1,786,622	1,946,107
4.50%, 07/01/2046	1,315,794	1,422,022
3.00%, 08/01/2046	173,705	171,628
3.00%, 08/01/2046	782,219	776,277
3.50%, 08/01/2046	14,039,180	14,393,847
3.00%, 09/01/2046	201,737	199,081
4.00%, 09/01/2046	163,248	171,253
4.00%, 09/01/2046	21,524,941	22,580,930
4.50%, 09/01/2046	406,831	443,443
3.00%, 10/01/2046	2,759,148	2,738,187
3.00%, 10/01/2046	9,622,923	9,561,754
4.00%, 10/01/2046	567,619	600,282
4.50%, 10/01/2046	7,332,848	7,879,331
3.00%, 11/01/2046	840,908	834,520
3.00%, 11/01/2046	2,230,886	2,213,937
3.00%, 11/01/2046	1,521,061	1,512,572
3.00%, 11/01/2046	2,115,864	2,099,791
3.00%, 11/01/2046	3,604,958	3,582,042
3.00%, 11/01/2046	6,947,899	6,903,734
3.00%, 11/01/2046	2,718,132	2,702,961
3.00%, 11/01/2046	1,150,319	1,143,899
4.00%, 11/01/2046	2,636,452	2,803,283
4.50%, 11/01/2046	266,210	290,176
4.50%, 11/01/2046	560,533	607,536
3.00%, 12/01/2046	5,774,684	5,742,455
3.00%, 12/01/2046	868,694	862,094
3.00%, 12/01/2046	4,194,244	4,162,380
3.50%, 12/01/2046	706,216	722,854
3.00%, 01/01/2047	3,693,811	3,676,908
4.00%, 01/01/2047	2,022,288	2,156,365
4.50%, 02/01/2047	2,545,628	2,754,688
4.50%, 03/01/2047	41,440,000	44,526,439
3.50%, 05/01/2056	2,134,889	2,176,242
Fannie Mae REMICS
1.48%, 05/25/2046	3,971,620	3,981,023
1.48%, 09/25/2046	1,761,975	1,765,416
1.48%, 09/25/2046	1,403,508	1,401,039
1.43%, 10/25/2046	833,095	832,904
1.43%, 11/25/2046	1,666,379	1,662,697
1.48%, 11/25/2046	953,993	957,236
1.48%, 01/25/2047	265,138	265,725
1.43%, 03/25/2047	990,532	986,387
Four Times Square Trust Commercial Mortgage Pass-Through Certificates Series 200
5.40%, 12/13/2028 (Acquired 11/15/2016, Cost $563,937) (1)	511,135	561,309
Freddie Mac Gold Pool
2.50%, 07/01/2030	1,952,855	1,955,345
3.00%, 03/01/2031	1,213,550	1,245,502
2.50%, 12/01/2031	9,950,176	9,962,956
8.00%, 04/01/2032	313,821	388,097
5.50%, 08/01/2041	10,858,319	12,327,991
4.00%, 09/01/2041	19,159,616	20,377,182
5.00%, 11/01/2041	1,689,623	1,843,975
5.00%, 03/01/2042	582,688	646,161
4.50%, 07/01/2042	1,111,079	1,194,624
3.00%, 02/01/2043	1,103,104	1,099,691
3.00%, 02/01/2043	116,455	114,797
3.00%, 03/01/2043	42,894	42,284
3.00%, 03/01/2043	22,185	21,870
3.50%, 10/01/2043	1,222,885	1,256,361
3.50%, 01/01/2044	1,434,613	1,473,880
4.50%, 05/01/2044	625,582	678,207
4.00%, 01/01/2045	3,027,739	3,205,747
4.00%, 04/15/2045 (3)	2,250,000	2,360,215
4.50%, 06/01/2045	1,067,330	1,163,854
4.00%, 07/01/2045	1,025,570	1,076,646
3.50%, 10/01/2045	16,699,642	17,171,102
4.00%, 11/01/2045	19,015,355	19,962,372
4.00%, 12/01/2045	6,328,634	6,691,642
4.00%, 02/01/2046	886,048	939,767
4.50%, 02/01/2046	1,071,403	1,168,494
4.50%, 02/01/2046	16,532,492	17,988,026
3.50%, 03/01/2046	10,516,409	10,763,894
3.50%, 03/01/2046	2,457,122	2,524,589
3.50%, 04/01/2046	1,113,494	1,139,699
3.50%, 05/01/2046	9,758,719	9,988,373
3.50%, 05/01/2046	887,109	909,159
4.00%, 05/01/2046	9,295,640	9,758,588
4.50%, 05/01/2046	1,149,428	1,253,593
3.00%, 06/01/2046	10,063,735	9,976,380
3.50%, 06/01/2046	11,424,042	11,692,887
4.50%, 06/01/2046	1,370,602	1,491,302
3.50%, 07/01/2046	4,045,859	4,166,956
3.00%, 08/01/2046	12,010,088	11,905,837
3.50%, 08/01/2046	15,595,633	16,023,879
3.50%, 08/01/2046	19,698,781	20,162,357
3.00%, 09/01/2046	2,595,177	2,572,650
3.00%, 10/01/2046	7,946,074	7,877,100
3.00%, 11/01/2046	3,701,699	3,669,568
3.50%, 11/01/2046	3,871,879	3,962,997
3.00%, 12/01/2046	2,597,774	2,575,225
3.50%, 12/01/2046	1,980,661	2,027,272
3.00%, 01/01/2047	12,569,040	12,459,939
3.50%, 01/01/2047	2,249,867	2,302,813
3.00%, 02/01/2047	18,282,782	18,123,963
3.50%, 02/01/2047	1,900,582	1,945,309
Freddie Mac Multifamily Structured Pass Through Certificates
3.51%, 04/25/2030	1,415,000	1,443,839
Freddie Mac REMICS
1.41%, 04/15/2046	780,000	782,217
1.41%, 08/15/2046	117,183	117,387
1.41%, 09/15/2046	1,271,398	1,273,889
1.36%, 10/15/2046	425,067	424,794
1.41%, 10/15/2046	673,641	675,057
1.41%, 10/15/2046	392,108	392,918
1.36%, 01/15/2047	926,494	925,717
1.41%, 01/15/2047	939,762	941,436
1.41%, 02/15/2047	605,237	603,741
Freddie Mac Structured Agency Credit Risk Debt Notes
3.18%, 02/25/2024	600,000	617,099
2.63%, 04/25/2024	2,430,094	2,454,984
3.38%, 08/25/2024	105,953	106,428
3.63%, 10/25/2024	1,985,998	2,003,571
3.38%, 01/25/2025	239,455	240,877
3.18%, 03/25/2025	930,062	943,075
2.93%, 05/25/2025	2,680,000	2,736,251
2.83%, 10/25/2027	950,000	971,301
3.58%, 12/25/2027	2,163,397	2,215,943
3.63%, 03/25/2028	651,897	667,990
3.83%, 04/25/2028	5,550,341	5,758,221
3.78%, 05/25/2028	551,430	568,515
3.88%, 07/25/2028	325,000	338,616
2.98%, 12/25/2028	955,000	974,763
1.78%, 03/25/2029	635,887	636,940
4.83%, 03/25/2029	673,000	696,162
2.18%, 07/25/2029	376,541	377,974
4.23%, 07/25/2029	390,000	389,284
4.53%, 08/25/2029	2,190,000	2,191,202
GAHR Commercial Mortgage Trust 2015-NRF
3.38%, 12/15/2034 (Acquired 07/13/2015, Cost $1,243,667) (1)	1,250,000	1,262,514
Ginnie Mae I Pool
7.50%, 08/15/2033	496,904	581,097
5.00%, 09/15/2039	69,562	77,399
5.00%, 10/15/2039	572,928	631,502
5.00%, 12/15/2039	815,477	898,827
5.00%, 02/15/2040	105,889	118,961
5.00%, 02/15/2040	105,889	118,909
5.00%, 06/15/2040	322,882	356,621
4.50%, 05/15/2041	772,948	862,244
5.00%, 09/15/2041	204,931	229,524
3.00%, 10/15/2042	299,869	303,695
3.00%, 12/15/2042	46,661	47,258
3.50%, 12/15/2042	16,170	16,799
3.50%, 01/15/2043	21,543	22,408
3.00%, 05/15/2043	156,880	158,881
3.00%, 06/15/2043	14,474	14,658
3.00%, 06/15/2043	14,469	14,652
3.50%, 10/15/2043	88,874	92,600
4.50%, 05/15/2044	13,789,685	14,945,490
5.00%, 07/15/2044	295,149	328,965
4.50%, 09/15/2045	295,400	316,626
4.00%, 07/15/2046	3,319,658	3,577,163
4.50%, 08/15/2046	8,985,839	9,725,058
Ginnie Mae II Pool
5.00%, 05/20/2040	329,020	361,617
5.00%, 06/20/2040	173,930	192,226
5.00%, 08/20/2040	133,275	146,349
5.00%, 09/20/2040	111,268	122,203
4.00%, 04/15/2042 (3)	14,005,000	14,792,781
3.00%, 07/20/2042	608,740	616,495
3.50%, 08/20/2042	30,198	31,443
3.50%, 09/20/2042	5,142,447	5,354,381
2.50%, 12/20/2042	278,870	271,413
3.50%, 12/20/2042	12,276	12,782
3.00%, 01/20/2043	913,987	925,630
3.50%, 02/20/2043	33,426	34,804
3.50%, 05/20/2043	15,980	16,639
2.50%, 06/20/2043	345,243	336,077
3.50%, 09/20/2043	225,503	234,798
3.50%, 10/20/2044	76,430	79,598
5.00%, 12/20/2044	431,297	484,088
2.50%, 01/20/2045	2,445,694	2,378,766
3.00%, 04/15/2045 (3)	9,015,000	9,093,881
3.50%, 04/15/2045 (3)	21,765,000	22,565,034
3.50%, 05/20/2045	25,099	26,045
5.50%, 06/20/2045	488,225	540,361
4.00%, 09/20/2045	334,198	353,259
3.50%, 10/20/2045	131,093	136,465
3.50%, 10/20/2045	172,719	179,793
4.00%, 10/20/2045	1,689,806	1,787,487
4.00%, 11/20/2045	1,301,942	1,376,199
4.00%, 12/20/2045	6,773,181	7,159,495
4.50%, 01/20/2046	1,391,239	1,486,595
3.50%, 02/20/2046	1,013,836	1,055,160
3.50%, 02/20/2046	2,034,790	2,115,654
3.50%, 03/20/2046	3,553,778	3,688,578
3.50%, 04/20/2046	4,254,565	4,415,948
3.00%, 05/20/2046	121,626	123,125
3.00%, 05/20/2046	44,158	44,643
3.50%, 05/20/2046	10,812,450	11,222,583
3.50%, 05/20/2046	22,380	23,225
3.50%, 05/20/2046	24,633	25,612
3.50%, 05/20/2046	120,567	125,350
4.00%, 05/20/2046	2,289,907	2,420,514
4.50%, 05/20/2046	1,896,451	2,026,434
3.00%, 06/20/2046	219,137	221,432
3.50%, 06/20/2046	6,364,004	6,605,401
3.50%, 06/20/2046	136,038	141,444
3.00%, 07/20/2046	111,944	113,323
3.00%, 07/20/2046	208,167	210,454
3.00%, 07/20/2046	198,559	200,721
3.00%, 07/20/2046	286,233	289,395
3.00%, 07/20/2046	73,972	74,784
3.00%, 07/20/2046	391,189	395,486
3.00%, 08/20/2046	90,519	91,454
3.00%, 08/20/2046	1,535,570	1,550,844
3.00%, 08/20/2046	146,928	148,544
3.00%, 08/20/2046	170,042	172,137
3.00%, 09/20/2046	91,054	91,995
3.00%, 09/20/2046	92,997	94,020
3.50%, 09/20/2046	2,403,654	2,494,828
3.00%, 10/20/2046	4,032,449	4,072,560
3.50%, 10/20/2046	2,554,478	2,651,373
3.00%, 11/20/2046	9,171,111	9,262,337
3.00%, 12/20/2046	11,974,169	12,093,277
3.50%, 12/20/2046	8,197,217	8,508,151
Government National Mortgage Association
3.50%, 03/20/2039 IO	1,729,572	149,921
3.50%, 05/20/2043 IO	382,805	75,318
GS Mortgage Securities Corp. Trust 2013-NYC5
3.65%, 01/10/2030 (Acquired 08/20/2015, Cost $331,218) (1)	330,000	333,701
GS Mortgage Securities Trust 2011-GC3
5.63%, 03/10/2044 (Acquired 09/11/2015, Cost $362,354) (1)	340,000	352,745
GS Mortgage Securities Trust 2011-GC5
5.40%, 08/10/2044 (Acquired 01/25/2016, Cost $219,622) (1)	220,000	219,072
GS Mortgage Securities Trust 2012-GCJ9
2.77%, 11/10/2045	2,420,000	2,431,148
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048	540,000	549,203
3.91%, 10/10/2048	170,000	174,433
GS Mortgage Securities Trust 2016-GS2
3.05%, 05/10/2049	935,000	923,059
4.53%, 05/10/2049	1,375,000	1,450,534
GSCCRE Commercial Mortgage Trust 2015-HULA
5.31%, 08/15/2032 (Acquired 01/18/2017, Cost $1,940,405) (1)	1,936,000	1,946,869
HarborView Mortgage Loan Trust 2006-12
1.17%, 01/19/2038	435,260	377,468
J.P. Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI
3.55%, 10/05/2031 (Acquired 10/13/2016, Cost $405,045) (1)	394,000	398,557
4.01%, 10/05/2031 (Acquired 10/13/2016, Cost $610,229) (1)	602,000	603,971
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC20
5.79%, 02/12/2051	528,082	532,217
JP Morgan Chase Commercial Mortgage Securities Trust 2010-CNTR
4.31%, 08/05/2032 (Acquired 07/14/2015 through 09/18/2015, Cost $2,353,526) (1)	2,195,000	2,287,431
JP Morgan Chase Commercial Mortgage Securities Trust 2015-SGP
3.66%, 07/15/2036 (Acquired 09/28/2015, Cost $250,000) (1)	250,000	251,561
5.41%, 07/15/2036 (Acquired 09/28/2015 through 02/23/2016, Cost $884,392) (1)	887,000	896,966
JP Morgan Chase Commercial Mortgage Securities Trust 2015-UES
3.62%, 09/05/2032 (Acquired 10/07/2015, Cost $563,788) (1)	590,000	572,467
JP Morgan Chase Commercial Mortgage Securities Trust 2016-ATRM
2.96%, 10/05/2028 (Acquired 02/04/2016, Cost $829,155) (1)	830,000	835,024
JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3
2.87%, 08/15/2049	3,300,000	3,187,509
3.40%, 08/15/2049	565,000	551,535
JP Morgan Resecuritization Trust Series 2014-6
0.99%, 07/27/2046 (Acquired 08/18/2015 through 09/18/2015, Cost $2,589,140) (1)	2,709,500	2,624,537
JPMBB Commercial Mortgage Securities Trust 2014-C22
3.80%, 09/15/2047	1,945,000	2,016,152
JPMBB Commercial Mortgage Securities Trust 2015-C28
3.99%, 10/15/2048	1,200,000	1,161,064
JPMBB Commercial Mortgage Securities Trust 2015-C30
3.09%, 07/15/2048	15,000	15,358
3.82%, 07/15/2048	3,795,000	3,942,677
JPMBB Commercial Mortgage Securities Trust 2015-C31
3.80%, 08/15/2048	5,065,000	5,254,720
JPMDB Commercial Mortgage Securities Trust 2017-C5
3.69%, 03/15/2050	2,105,000	2,175,755
LB-UBS Commercial Mortgage Trust 2006-C1
5.28%, 02/15/2041	3,722,657	3,719,857
LB-UBS Commercial Mortgage Trust 2007-C7
6.25%, 09/15/2045	485,951	495,546
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-HB1
2.93%, 04/25/2029	1,456,195	1,426,944
Mill City Mortgage Loan Trust 2016-1
2.50%, 04/25/2057 (Acquired 08/15/2016, Cost $538,160) (1)	535,014	531,411
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7
1.86%, 02/15/2046	1,173,219	1,174,064
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17
3.74%, 08/15/2047	974,000	1,014,027
4.46%, 08/15/2047	1,140,000	1,187,866
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.73%, 05/15/2048	3,035,000	3,144,552
4.04%, 05/15/2048	45,000	46,854
4.35%, 05/15/2048	85,000	85,925
4.35%, 05/15/2048	55,000	50,533
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25
3.64%, 10/15/2048	305,000	313,853
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C27
3.75%, 12/15/2047	775,000	804,168
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
2.86%, 09/15/2049	3,220,000	3,109,805
Morgan Stanley Resecuritization Trust 2013-R10
3.06%, 01/26/2051 (Acquired 07/24/2015, Cost $1,247,197) (1)	1,237,721	1,228,217
MortgageIT Trust 2005-2
1.64%, 05/25/2035	808,032	762,307
Nomura Resecuritization Trust 2015-7R
2.88%, 08/26/2036 (Acquired 08/20/2015, Cost $1,839,423) (1)(8)	1,820,383	1,881,002
One Market Plaza Trust 2017-1MKT
3.61%, 02/10/2032 (Acquired 02/15/2017, Cost $2,038,547) (1)	1,980,000	2,048,703
Palisades Center Trust 2016-PLSD
2.71%, 04/13/2033 (Acquired 04/20/2016, Cost $640,000) (1)	640,000	636,710
RBS Commercial Funding, Inc. 2013-GSP Trust
3.83%, 01/13/2032 (Acquired 01/19/2016 through 05/03/2016, Cost $1,659,186) (1)	1,565,000	1,648,089
Seasoned Credit Risk Transfer Trust Series 2016-1
3.00%, 09/25/2055 (Acquired 12/16/2016, Cost $347,662) (1)	375,000	354,737
Sequoia Mortgage Trust 2003-2
1.64%, 06/20/2033	1,269,404	1,198,088
Sequoia Mortgage Trust 2004-9
2.15%, 10/20/2034	2,504,178	2,405,496
SFAVE Commercial Mortgage Securities Trust 2015-5AVE
3.87%, 01/05/2043 (Acquired 05/03/2016, Cost $1,329,940) (1)	1,375,000	1,338,765
Starwood Retail Property Trust 2014-STAR
3.41%, 11/15/2027 (Acquired 07/22/2015 through 09/08/2015, Cost $2,205,905) (1)	2,206,000	2,178,949
Structured Adjustable Rate Mortgage Loan Trust
3.29%, 03/25/2034	929,295	926,850
Structured Asset Mortgage Investments Trust 2003-AR3
1.66%, 11/19/2033	1,266,647	1,208,377
Towd Point Mortgage Trust 2015-3
3.00%, 03/25/2054 (Acquired 07/23/2015, Cost $397,927) (1)	397,825	400,505
Towd Point Mortgage Trust 2015-4
2.75%, 04/25/2055 (Acquired 09/25/2015, Cost $483,214) (1)	483,383	483,834
Towd Point Mortgage Trust 2015-5
2.75%, 05/25/2055 (Acquired 10/23/2015, Cost $442,501) (1)	441,825	442,056
Towd Point Mortgage Trust 2016-1
2.75%, 02/25/2055 (Acquired 03/18/2016, Cost $412,952) (1)	413,410	413,633
3.00%, 02/25/2055 (Acquired 03/18/2016, Cost $506,202) (1)	505,994	504,031
Towd Point Mortgage Trust 2016-2
2.75%, 08/25/2055 (Acquired 05/20/2016, Cost $328,542) (1)	328,542	327,150
Towd Point Mortgage Trust 2016-3
2.25%, 04/25/2056 (Acquired 07/22/2016, Cost $531,966) (1)	532,696	527,442
Towd Point Mortgage Trust 2016-4
2.25%, 07/25/2056 (Acquired 09/27/2016, Cost $1,031,463) (1)	1,027,298	1,014,896
Towd Point Mortgage Trust 2016-5
2.50%, 10/25/2056 (Acquired 12/07/2016 through 03/20/2017, Cost $3,410,931) (1)	3,412,685	3,388,531
UBS-Barclays Commercial Mortgage Trust 2012-C2
4.89%, 05/10/2063 (Acquired 10/21/2016, Cost $1,135,342) (1)	1,135,000	1,112,074
4.89%, 05/10/2063 (Acquired 07/24/2015, Cost $2,760,086) (1)	2,750,000	2,623,571
Wachovia Bank Commercial Mortgage Trust Series 2007-C31
5.66%, 04/15/2047	5,786,863	5,806,159
Wachovia Bank Commercial Mortgage Trust Series 2007-C33
6.05%, 02/15/2051	2,959,578	2,969,813
Wachovia Bank Commercial Mortgage Trust Series 2007-C34
5.68%, 05/15/2046	1,052,182	1,056,423
6.13%, 05/15/2046	455,129	456,708
WaMu Mortgage Pass-Through Certificates Series 2005-AR1 Trust
1.76%, 01/25/2045	231,129	209,256
WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust
1.30%, 08/25/2045	3,224,746	3,103,796
WaMu Mortgage Pass-Through Certificates Series 2005-AR13 Trust
1.27%, 10/25/2045	3,466,957	3,382,915
1.47%, 10/25/2045	268,884	253,804
WaMu Mortgage Pass-Through Certificates Series 2005-AR15 Trust
1.24%, 11/25/2045	4,453,582	4,212,340
WaMu Mortgage Pass-Through Certificates Series 2005-AR19 Trust
1.33%, 12/25/2045	1,688,471	1,587,353
1.48%, 12/25/2045	211,837	198,423
WaMu Mortgage Pass-Through Certificates Series 2005-AR2 Trust
1.31%, 01/25/2045	8,032,828	7,710,549
WaMu Mortgage Pass-Through Certificates Series 2005-AR8
1.44%, 07/25/2045	800,300	721,566
Wells Fargo Commercial Mortgage Trust 2014-TISH
3.16%, 02/15/2027 (Acquired 11/14/2016, Cost $1,393,331) (1)	1,399,000	1,425,117
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/15/2058	1,280,000	1,315,252
Wells Fargo Commercial Mortgage Trust 2015-NXS2
3.77%, 07/15/2058	2,980,000	3,086,371
Wells Fargo Commercial Mortgage Trust 2015-SG1
3.79%, 09/15/2048	500,000	516,827
Wells Fargo Commercial Mortgage Trust 2016-C34
3.10%, 06/15/2049	1,135,000	1,112,498
WFRBS Commercial Mortgage Trust 2011-C2
5.60%, 02/15/2044 (Acquired 09/02/2015 through 08/04/2016, Cost $2,270,463) (1)	2,130,000	2,209,123
WFRBS Commercial Mortgage Trust 2011-C5
5.67%, 11/15/2044 (Acquired 01/26/2016, Cost $119,852) (1)	115,000	121,201
WFRBS Commercial Mortgage Trust 2012-C7
4.84%, 06/15/2045 (Acquired 11/23/2015 through 12/03/2015, Cost $353,952) (1)	360,000	339,560
WFRBS Commercial Mortgage Trust 2013-C18
3.65%, 12/15/2046	320,000	332,417
WFRBS Commercial Mortgage Trust 2014-C19
4.72%, 03/15/2047	329,000	347,852
WFRBS Commercial Mortgage Trust 2014-C22
4.07%, 09/15/2057	4,250,000	4,421,014
Total Mortgage-Backed Obligations (Cost $1,494,900,327)		$1,484,092,552
Total Bonds & Notes (Cost $5,450,612,968)		$5,444,883,771

Bank Loans - 2.02%
Altice Financing T/L B
2.75%, 06/20/2025	$710,000	$710,000
Altice US Finance T/L B
2.25%, 01/25/2025	695,000	693,916
American Axle T/L B
3.00%, 06/28/2024	515,000	514,356
Americold Realty Operating Partnership LP
4.75%, 12/01/2022	314,175	317,122
Ancestry.com T/L
4.25%, 02/06/2024	2,499,750	2,516,948
AOT Bedding 1ST Lien T/L
4.54%, 10/20/2023	1,450,000	1,453,625
Aramark Services, Inc.
3.50%, 02/24/2021	3,428,000	3,429,714
Asurion LLC
4.23%, 07/08/2020	466,155	468,681
8.50%, 03/03/2021	1,175,000	1,188,219
Asurion T/L B4
4.25%, 08/04/2022	2,172,629	2,181,862
Avolon T/L B-2
3.73%, 01/20/2022	4,731,000	4,792,124
Axalta Coatings
3.65%, 02/01/2023	4,638,079	4,674,163
BWAY T/L B
3.25%, 04/03/2024	1,870,000	1,864,166
Change Healthcare T/L
3.75%, 02/29/2024	2,295,000	2,297,869
Charter Communications T/L 1
3.23%, 01/15/2024	3,249,180	3,263,184
Charter Communications T/L E
2.99%, 07/01/2020	1,902,754	1,906,979
Charter Communications T/L F-1
2.99%, 01/03/2021	2,023,972	2,028,020
CHI Doors Holdings Corp.
4.25%, 07/31/2022	1,166,137	1,164,189
Colorado Buyer T/L B
4.00%, 06/30/2024	225,000	226,125
Columbus Mckinnon T/L
4.00%, 02/28/2024	213,820	215,559
Commscope
3.48%, 12/29/2022	4,400,969	4,429,839
DigitalGlobe T/L B
3.73%, 12/22/2023	349,125	350,218
Eastern Power LLC
5.00%, 10/02/2021	1,275,000	1,279,144
Examworks T/L B
4.25%, 07/27/2023	1,094,507	1,099,301
First Data 2022 C T/L
3.98%, 07/08/2022	2,558,041	2,576,689
Flex Acquisition T/L
4.25%, 12/15/2023	825,000	829,381
HCA T/L B-8
3.23%, 02/15/2024	3,288,758	3,315,199
Hilton Worldwide
2.98%, 10/25/2023	10,568,617	10,641,857
HUB International Ltd.
4.03%, 10/02/2020	1,949,345	1,958,818
Intelsat Jackson Holdings SA
3.89%, 06/30/2019	420,000	410,785
JBS USA LUX SA
3.29%, 10/30/2022	3,338,000	3,348,448
Jo-Ann Stores
6.26%, 10/21/2023	173,500	169,922
Landry's, Inc.
4.04%, 10/04/2023	4,952,966	4,989,222
Level 3 Financing Term Loan
3.23%, 02/22/2024	9,620,000	9,632,025
Lions Gate Entertainment T/L B
3.98%, 10/13/2023	1,480,000	1,487,859
Match Group, Inc.
4.10%, 11/16/2022	251,563	254,237
Mission Broadcasting, Inc.
3.94%, 01/17/2024	281,312	283,509
MPH Acquisition Holdings LLC
4.90%, 06/07/2023	228,026	230,794
Nexstar Broadcasting, Inc.
3.94%, 01/17/2024	2,989,321	3,012,667
Nielsen Finance
3.35%, 10/04/2023	5,966,077	5,993,760
Nord Anglia Education Finance LLC
4.55%, 03/31/2021	1,806,425	1,812,079
Rackspace Hosting T/L
4.53%, 10/26/2023	598,500	602,157
RCN Cable T/L
3.98%, 12/11/2023	1,799,348	1,806,347
Scientific Games T/L B3
4.85%, 10/01/2021	917,942	929,269
Shearer's Foods
5.40%, 06/29/2021 (6)(8)	576,660	576,660
5.08%, 06/30/2021	494,924	495,236
Uber Technologies
5.00%, 07/13/2023	1,745,625	1,736,460
Univision Communications, Inc.
3.75%, 03/15/2024	835,084	829,514
Valeant Pharmaceuticals International, Inc.
5.57%, 04/01/2022	1,175,799	1,178,398
Western Digital Corp.
3.50%, 04/29/2023	1,071,914	1,077,123
YUM! Brands
2.98%, 06/16/2023	7,417,746	7,450,236
Zayo Group 4 Year T/L B1
2.98%, 01/19/2021	1,628,000	1,634,984
Zayo Group 7 Year T/L B2
3.50%, 01/19/2024	4,589,000	4,604,924
Total Bank Loans (Cost $116,781,397)		$116,933,882

	Shares	Value
PREFERRED STOCKS - 0.28%
Consumer, Non-cyclical - 0.02%
Bunge Ltd., 4.88%	4,987	$534,856
Teva Pharmaceutical Industries Ltd., 7.00%	667	384,859
		919,715
Financials - 0.25%
Citigroup Capital XIII, 7.41%	248,906	6,633,345
Discover Financial Services, 6.50%	207,846	5,393,604
Morgan Stanley, 6.88%	56,596	1,596,007
Morgan Stanley, 7.13%	37,469	1,091,472
		14,714,428
Industrials - 0.01%
General Electric Capital Corp., 4.70%	26,350	676,404
Total Preferred Stocks (Cost $16,250,676)		$16,310,547

SHORT-TERM INVESTMENTS - 6.82%
Certificate of Deposit - 0.05%
Credit Suisse AG/New York NY, 1.92%	2,940,000	$2,946,918
Commercial Paper - 0.12%
Canadian Natural Resources Ltd.	2,085,000	2,083,473
Energy Transfer Partners LP	3,140,000	3,135,391
Ford Credit Co. LLC	1,490,000	1,479,604
		6,698,468
Money Market Funds - 5.51%
Fidelity Institutional Money Market Government Funds - Class I, 0.56% (4)(7)	162,530,885	162,530,885
Goldman Sachs Financial Square Treasury Solutions Fund - Class I, 0.57% (4)(7)	156,516,247	156,516,247
		319,047,132

	Principal
	Amount	Value
U.S. Treasury Bills - 1.14%
U.S. Treasury Bill, 0.00%, 04/06/2017 (5)	$1,865,000	1,864,918
U.S. Treasury Bill, 0.00%, 05/04/2017	10,400,000	10,393,874
U.S. Treasury Bill, 0.00%, 04/27/2017	30,145,000	30,130,531
U.S. Treasury Bill, 0.00%, 06/22/2017	24,000,000	23,960,208
		66,349,531
Total Short-Term Investments (Cost $395,038,622)		$395,042,049
TOTAL INVESTMENTS IN SECURITIES - 103.11%
(Cost $5,978,683,663)		$5,973,170,249
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.11)%		(180,016,708)
TOTAL NET ASSETS - 100.00%		$5,793,153,541

Percentages are stated as a percent of net assets.

IO	Interest Only Strip.

(1)	Restricted security as defined in Rule 144(A) under the Securities Act of 1933. The value of these securities total $766,588,404, which represents 13.23% of total net assets.
(2)	Inflation protected security. The value of these securities total $67,115,753 which represents 1.16% of total net assets.
(3)	Delayed delivery purchase commitment security. The value of these securities total $185,174,939, which represents 3.20% of total net assets.
(4)	Partially assigned as collateral for certain delayed delivery securities. See Note 3(a) in the Notes to Schedule of Investments.
(5)	Partially assigned as collateral for certain futures and swap contracts. The value of the pledged issues total $2,690,736, which represents 0.05% of total net assets.
(6)	Security is treated as illiquid by the Fund. The value of this security totals $576,660, which represents 0.01% of the total net assets.
(7)	Represents annualized seven-day yield as of the close of the reporting period.
(8)	Security is categorized as Level 3 per the Trust's fair value hierarchy. The value of these securities total $15,202,540, which represents 0.26% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased (Sold)	Description	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation (Depreciation)
(274)	U.S. 10 Year Note Future	Goldman Sachs	Jun. 2017	$(34,035,498)	$(34,130,125)	$(94,627)
(425)	U.S. 10 Year Ultra Bond Future	Goldman Sachs	Jun. 2017	(56,582,845)	(56,903,516)	(320,671)
56	U.S. 2 Year Note Future	Goldman Sachs	Jun. 2017	12,110,966	12,121,375	10,409
537	U.S. 2 Year Note Future	Citigroup	Jun. 2017	116,068,187	116,235,329	167,142
420	U.S. 5 Year Note Future	Goldman Sachs	Jun. 2017	49,297,165	49,445,155	147,990
841	U.S. 5 Year Note Future	Citigroup	Jun. 2017	98,796,273	99,008,040	211,767
290	U.S. Long Bond Future	Goldman Sachs	Jun. 2017	43,595,610	43,744,687	149,077
65	U.S. Ultra Bond Future	Goldman Sachs	Jun. 2017	10,388,934	10,440,625	51,691
						$322,778

Forward Foreign Currency Exchange Contracts
Over-the-Counter

			Currency Amount	Value at	Value at	Unrealized Appreciation/
Purchase Contracts	Counterparty	Currency	Purchased	Settlement Date	March 31, 2017	(Depreciation)
Polish Zloty, Expiring 05/19/17	Citigroup	PLN	2,905,862	$715,438	$732,378	$16,940
Polish Zloty, Expiring 05/19/17	J.P. Morgan	PLN	5,379,138	1,319,306	1,355,729	36,423
				$2,034,744	$2,088,107	$53,363

			Currency Amount	Value at	Value at	Unrealized Appreciation/
Sales Contracts	Counterparty	Currency	Sold	Settlement Date	March 31, 2017	(Depreciation)
Mexican Peso, Expiring 06/16/17	HSBC	MXN	(18,760,000)	$(943,709)	$(990,032)	$(46,323)
Mexican Peso, Expiring 06/16/17	Merrill Lynch	MXN	(18,760,000)	(942,619)	(990,032)	(47,413)
Polish Zloty, Expiring 05/19/17	Barclays	PLN	(8,285,000)	(2,044,922)	(2,088,107)	(43,185)
Mexican Peso, Expiring 04/12/17	UBS Securties	MXN	37,820,000	(1,734,266)	(2,016,271)	(282,005)
Mexican Peso, Expiring 04/12/17	Merrill Lynch	MXN	38,650,000	(1,771,595)	(2,060,520)	(288,925)
				$(7,437,111)	$(8,144,962)	$(707,851)
				$(5,402,367)	$(6,056,855)	$(654,488)

Centrally Cleared Credit Default Swaps - Sell Protection
Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Credit Spread	Notional Amount	Upfront Premium Paid	Unrealized Appreciation/ (Depreciation)
J.P. Morgan	Markit CDX North America High Yield Index Series 28	5.00%	06/20/2022	3.40%	$2,850,000	$203,668	$2,951

Over-the-Counter Credit Default Swaps - Sell Protection
Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Credit Spread	Notional Amount	Upfront Premium Received	Unrealized Appreciation/ (Depreciation)

Goldman Sachs	Markit CMBX North America AAA CDSI Series 9	0.50%	09/17/2058	0.78%	$4,000,000	$(192,022)	$105,942
Goldman Sachs	Markit CMBX North America A CDSI Series 9	2.00%	09/17/2058	2.71%	573,298	(28,231)	(1,118)
					$4,573,298	$(220,253)	$104,824

Bridge Builder Municipal Bond Fund
Schedule of Investments
March 31, 2017 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds - 97.27%
Alabama - 1.08%
Alabama Housing Finance Authority
1.35%, 04/01/2020	$2,000,000	$1,999,700
County of Jefferson AL Sewer Revenue
5.00%, 10/01/2044	1,500,000	1,639,785
5.25%, 10/01/2048	1,650,000	1,847,785
5.50%, 10/01/2053	715,000	807,893
Industrial Development Board of the City of Mobile Alabama
1.85%, 06/01/2034	1,025,000	1,028,844
1.63%, 07/15/2034	11,500,000	11,517,710
Montgomery Medical Clinic Board
5.00%, 03/01/2019	1,500,000	1,582,260
5.00%, 03/01/2029	1,000,000	1,096,240
Selma Industrial Development Board
5.80%, 05/01/2034	2,625,000	2,914,931
5.38%, 12/01/2035	215,000	240,895
Water Works Board of the City of Birmingham/The
5.00%, 01/01/2023	430,000	498,082
		25,174,125
Alaska - 0.19%
City of Valdez AK
5.00%, 01/01/2021	4,000,000	4,424,000
Arizona - 2.79%
Arizona Health Facilities Authority
5.25%, 01/01/2018	1,500,000	1,547,580
5.00%, 01/01/2020	2,000,000	2,190,500
0.92%, 07/01/2035	10,000,000	10,000,000
5.00%, 02/01/2042	2,000,000	2,086,820
City of Phoenix AZ
4.00%, 07/01/2022	900,000	1,003,797
City of Phoenix Civic Improvement Corp.
5.25%, 07/01/2017	2,750,000	2,779,453
County of Pima AZ
4.00%, 07/01/2022	13,160,000	14,607,995
County of Pima AZ Sewer System Revenue
5.00%, 07/01/2022	10,000,000	11,641,700
Glendale Industrial Development Authority
5.00%, 12/01/2027	1,000,000	1,026,730
5.00%, 12/01/2032	1,050,000	1,078,066
Industrial Development Authority of Phoenix
1.25%, 12/01/2035	3,700,000	3,699,963
0.85%, 11/15/2052	4,850,000	4,850,000
Maricopa County Industrial Development Authority
5.00%, 01/01/2020	375,000	410,719
5.00%, 01/01/2021	350,000	392,743
5.75%, 01/01/2036 (Acquired 10/20/2016, Cost $98,857) (1)(2)(4)	100,000	94,513
6.00%, 01/01/2048 (Acquired 10/20/2016, Cost $335,000) (1)(2)(4)	335,000	318,334
McAllister Academic Village LLC
5.00%, 07/01/2021	200,000	226,002
5.00%, 07/01/2026	600,000	708,384
Mohave County Unified School District No 20 Kingman
5.00%, 07/01/2024	1,800,000	2,092,338
Peoria Industrial Development Authority
5.00%, 11/15/2019	170,000	172,916
Salt Verde Financial Corp.
5.00%, 12/01/2037	3,500,000	4,042,465
		64,971,018
Arkansas - 0.05%
Arkansas State University
4.00%, 03/01/2019	500,000	525,805
4.00%, 03/01/2020	525,000	561,088
		1,086,893
California - 5.10%
Abag Finance Authority for Nonprofit Corp.
5.00%, 08/01/2033	1,300,000	1,453,426
Acalanes Union High School District
5.00%, 08/01/2018	1,160,000	1,222,675
Alameda Corridor Transportation Authority
5.00%, 10/01/2036	2,500,000	2,766,500
5.00%, 10/01/2037	2,000,000	2,209,820
Bay Area Toll Authority
2.16%, 04/01/2036	1,000,000	1,002,940
2.10%, 04/01/2045	1,000,000	1,004,270
2.85%, 04/01/2047	1,000,000	1,021,700
2.95%, 04/01/2047	1,170,000	1,195,623
California Health Facilities Financing Authority
5.63%, 07/01/2025	2,130,000	2,307,450
1.25%, 10/01/2036	2,500,000	2,472,100
California Pollution Control Financing Authority
1.25%, 08/01/2023 (Acquired 08/01/2016, Cost $3,800,000) (1)	3,800,000	3,799,810
California Public Finance Authority
5.00%, 10/15/2047	1,775,000	1,875,536
California State Public Works Board
4.00%, 05/01/2017	11,315,000	11,341,703
5.00%, 05/01/2018	8,200,000	8,554,322
5.00%, 05/01/2018	7,065,000	7,370,279
5.00%, 09/01/2021	1,060,000	1,211,728
5.00%, 11/01/2037	235,000	264,728
California Statewide Communities Development Authority
5.00%, 10/01/2028	1,100,000	1,174,954
0.87%, 08/15/2036	1,055,000	1,055,000
5.00%, 05/15/2040	400,000	433,132
5.38%, 11/01/2049	100,000	102,844
5.50%, 12/01/2054	1,960,000	2,104,001
Campbell Union High School District
5.00%, 08/01/2021	275,000	278,743
Centinela Valley Union High School District
4.00%, 08/01/2019	415,000	441,232
City of San Jose CA
0.95%, 12/01/2017	5,000,000	4,999,250
Foothill-De Anza Community College District
5.00%, 04/01/2035	250,000	282,955
5.00%, 04/01/2036	200,000	225,650
Golden State Tobacco Securitization Corp.
0.00%, 06/01/2021	285,000	320,802
0.00%, 06/01/2022	400,000	457,208
0.00%, 06/01/2023	455,000	525,170
0.00%, 06/01/2024	255,000	296,588
4.50%, 06/01/2027	3,785,000	3,793,592
5.00%, 06/01/2040	2,000,000	2,215,640
5.75%, 06/01/2047	4,000,000	4,000,160
Los Angeles County Public Works Financing Authority
5.00%, 12/01/2029	1,200,000	1,407,672
5.00%, 12/01/2030	2,520,000	2,943,436
Mendocino-Lake Community College District
5.00%, 08/01/2027	1,700,000	2,018,886
5.00%, 08/01/2028	1,000,000	1,178,530
5.00%, 08/01/2029	775,000	905,773
5.00%, 08/01/2030	2,530,000	2,932,422
Norman Y Mineta San Jose International Airport SJC
5.00%, 03/01/2028	1,250,000	1,454,375
5.00%, 03/01/2030	1,700,000	1,949,832
Orange County Community Facilities District
5.25%, 08/15/2045	1,000,000	1,090,270
Orchard School District
0.00%, 08/01/2022	2,940,000	2,619,569
Sacramento City Financing Authority
5.00%, 12/01/2033	875,000	995,348
Sacramento Municipal Utility District
5.00%, 08/15/2028	1,475,000	1,829,443
State of California
5.00%, 09/01/2018	4,000,000	4,226,760
5.00%, 08/01/2019	1,000,000	1,087,470
5.00%, 08/01/2022	1,535,000	1,788,275
5.00%, 08/01/2023	3,000,000	3,543,630
5.00%, 09/01/2026	2,000,000	2,424,200
5.00%, 08/01/2027	620,000	738,866
5.00%, 08/01/2029	935,000	1,104,394
5.00%, 09/01/2029	370,000	437,225
5.00%, 08/01/2030	3,500,000	4,102,700
1.31%, 12/01/2031	750,000	749,070
4.00%, 09/01/2035	3,625,000	3,745,568
		119,055,245
Colorado - 1.35%
Adams 12 Five Star Schools
5.00%, 12/15/2028	2,050,000	2,469,143
Belleview Station Metropolitan District No 2
5.00%, 12/01/2036	500,000	505,035
Colorado Health Facilities Authority
4.00%, 01/01/2019	225,000	231,167
4.00%, 01/01/2020	250,000	259,188
5.00%, 02/01/2020	1,210,000	1,305,288
5.00%, 12/01/2022	1,855,000	2,037,476
5.00%, 01/01/2024	125,000	135,149
5.00%, 01/01/2026	100,000	107,079
5.00%, 01/01/2031	100,000	103,354
5.25%, 02/01/2031	2,250,000	2,378,880
5.00%, 01/01/2037	125,000	127,205
5.25%, 05/15/2037	250,000	260,720
5.00%, 10/01/2038	630,000	698,059
1.78%, 10/01/2039	2,000,000	1,996,660
5.25%, 01/01/2040	540,000	564,413
5.25%, 01/01/2045	510,000	531,741
6.13%, 12/01/2045 (Acquired 11/20/2015 through 02/16/2017, Cost $378,370) (1)	375,000	390,150
5.00%, 09/01/2046	1,000,000	1,098,270
Cornerstar Metropolitan District
5.13%, 12/01/2037	500,000	498,385
Denver Convention Center Hotel Authority
4.00%, 12/01/2020	500,000	532,160
5.00%, 12/01/2022	4,750,000	5,356,432
E-470 Public Highway Authority
1.56%, 09/01/2039	325,000	325,634
1.71%, 09/01/2039	650,000	650,981
Park Creek Metropolitan District
5.00%, 12/01/2045	1,775,000	1,873,104
Sierra Ridge Metropolitan District No 2
4.50%, 12/01/2031	750,000	709,830
5.50%, 12/01/2046	1,500,000	1,503,600
Solaris Metropolitan District No 3
5.00%, 12/01/2036	850,000	859,103
5.00%, 12/01/2046	1,880,000	1,884,625
Southglenn Metropolitan District
5.00%, 12/01/2046	500,000	493,115
University of Colorado
5.00%, 06/01/2047	500,000	564,985
University of Colorado Hospital Authority
5.00%, 11/15/2038	1,020,000	1,156,700
		31,607,631
Connecticut - 4.15%
City of Hartford CT
5.00%, 04/01/2018	2,885,000	2,934,016
5.00%, 08/15/2019	1,700,000	1,821,890
5.00%, 07/15/2021	3,300,000	3,666,597
5.00%, 07/15/2022	2,250,000	2,508,750
5.00%, 07/15/2023	2,000,000	2,230,880
5.00%, 07/15/2026	2,430,000	2,693,558
City of New Britain CT
5.00%, 03/01/2027	1,260,000	1,487,556
5.00%, 03/01/2028	1,490,000	1,732,587
5.00%, 03/01/2033	1,900,000	2,145,271
City of New Haven CT
5.00%, 08/15/2023	900,000	1,017,972
5.00%, 08/15/2026	325,000	372,271
5.00%, 08/15/2029	2,000,000	2,244,420
5.00%, 08/15/2031	1,000,000	1,108,700
City of West Haven CT
5.00%, 08/01/2021	2,495,000	2,792,404
Connecticut State Health & Educational Facility Authority
1.00%, 07/01/2042	10,000,000	9,907,700
1.00%, 07/01/2042	18,000,000	17,833,860
2.00%, 07/01/2042	1,325,000	1,254,815
5.00%, 07/01/2043	1,750,000	1,783,600
4.00%, 07/01/2046	880,000	875,441
Mohegan Tribe of Indians of Connecticut
5.25%, 02/01/2022 (Acquired 11/25/2015, Cost $944,993) (1)(2)(4)	955,000	979,467
State of Connecticut
5.00%, 08/01/2019	20,380,000	22,035,671
5.00%, 09/01/2022	5,725,000	6,525,126
5.00%, 08/01/2031	4,625,000	5,200,073
Town of Hamden CT
5.00%, 08/15/2026	500,000	573,055
Town of Stratford CT
2.50%, 01/03/2018	1,000,000	1,008,780
		96,734,460
Delaware - 0.14%
County of Sussex DE
5.00%, 01/01/2036	1,500,000	1,559,715
Delaware State Economic Development Authority
5.40%, 02/01/2031	500,000	544,265
5.00%, 09/01/2036	500,000	524,455
5.00%, 09/01/2046	700,000	726,026
		3,354,461
District of Columbia - 0.32%
Metropolitan Washington Airports Authority
5.00%, 10/01/2019	1,400,000	1,522,136
5.00%, 10/01/2023	850,000	985,380
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
6.50%, 10/01/2041	2,000,000	2,543,960
5.00%, 10/01/2053	1,000,000	1,045,280
Washington Metropolitan Area Transit Authority
4.00%, 07/01/2019	1,425,000	1,477,127
		7,573,883
Florida - 6.47%
Alachua County Health Facilities Authority
5.00%, 12/01/2044	1,350,000	1,461,334
6.38%, 11/15/2049	300,000	325,629
Brevard County Health Facilities Authority
5.00%, 04/01/2039	1,335,000	1,425,753
Citizens Property Insurance Corp.
5.00%, 06/01/2021	355,000	402,108
City of Jacksonville FL
5.00%, 10/01/2021	1,165,000	1,329,393
5.00%, 10/01/2024	1,185,000	1,419,263
City of Lakeland FL Department of Electric Utilities
5.00%, 10/01/2017	5,200,000	5,305,560
City of Tallahassee FL
5.00%, 12/01/2026	1,380,000	1,547,601
City of Tampa FL
5.00%, 04/01/2040	1,115,000	1,216,075
County of Broward FL Airport System Revenue
5.00%, 10/01/2022	585,000	668,930
5.00%, 10/01/2022	1,500,000	1,734,510
5.00%, 10/01/2022	2,435,000	2,815,688
5.00%, 10/01/2029	500,000	564,850
5.00%, 10/01/2042	110,000	120,882
County of Hillsborough FL
5.00%, 11/01/2025	1,775,000	2,119,989
County of Miami-Dade FL
5.00%, 07/01/2023	1,000,000	1,177,030
5.00%, 10/01/2024	1,770,000	2,070,493
County of Miami-Dade FL Aviation Revenue
5.75%, 10/01/2020	615,000	680,848
5.25%, 10/01/2021	3,000,000	3,062,310
5.25%, 10/01/2022	5,000,000	5,103,850
5.00%, 10/01/2031	3,000,000	3,268,260
5.00%, 10/01/2035	1,000,000	1,094,620
County of Miami-Dade Seaport Department
0.92%, 10/01/2050	4,000,000	4,000,000
County of Palm Beach FL
5.00%, 05/01/2029	1,915,000	2,280,861
Florida Department of Environmental Protection
5.00%, 07/01/2018	5,000,000	5,250,000
5.00%, 07/01/2019	300,000	325,521
Florida's Turnpike Enterprise
5.00%, 07/01/2017	2,000,000	2,020,560
Greater Orlando Aviation Authority
5.00%, 10/01/2031	2,000,000	2,240,500
5.00%, 10/01/2033	2,000,000	2,217,120
Hernando County School District
5.00%, 07/01/2024	805,000	935,160
5.00%, 07/01/2025	1,000,000	1,169,650
Jacksonville Housing Finance Authority
0.85%, 08/01/2018	1,500,000	1,492,230
JEA Electric System Revenue
5.00%, 10/01/2020	4,400,000	4,939,132
Lakewood Ranch Stewardship District
4.00%, 05/01/2022	650,000	650,357
Manatee County School District
5.00%, 10/01/2025	520,000	617,999
Marion County School Board
5.00%, 06/01/2026	1,435,000	1,673,956
Martin County Health Facilities Authority
5.00%, 11/15/2023	800,000	900,384
Miami-Dade County Educational Facilities Authority
5.00%, 04/01/2040	2,000,000	2,185,640
Miami-Dade County Expressway Authority
5.00%, 07/01/2019	1,250,000	1,352,575
5.00%, 07/01/2030	1,225,000	1,418,146
Miami-Dade County Industrial Development Authority
4.00%, 09/15/2019	385,000	398,236
Orange County Health Facilities Authority
5.00%, 01/01/2020	1,000,000	1,063,040
Orange County School Board
5.00%, 08/01/2029	1,000,000	1,155,850
Orlando-Orange County Expressway Authority
5.00%, 07/01/2017	2,105,000	2,125,776
Palm Beach County Health Facilities Authority
7.50%, 06/01/2049	100,000	116,204
Palm Beach County School District
5.00%, 08/01/2030	4,520,000	5,149,094
5.00%, 08/01/2032	3,000,000	3,368,370
Reedy Creek Improvement District
5.00%, 06/01/2021	1,855,000	2,104,349
5.00%, 06/01/2023	2,740,000	3,205,143
School Board of Miami-Dade County/The
5.00%, 05/01/2025	3,000,000	3,535,500
5.00%, 05/01/2026	1,000,000	1,168,170
5.00%, 02/01/2029	8,000,000	9,245,200
5.00%, 02/01/2030	500,000	573,650
5.00%, 05/01/2031	5,000,000	5,704,400
School District of Broward County/FL
5.00%, 07/01/2021	4,000,000	4,513,040
Seminole Tribe of Florida, Inc.
5.50%, 10/01/2024 (Acquired 09/15/2015 through 09/30/2015, Cost $3,552,507) (1)	3,500,000	3,553,445
South Broward Hospital District
5.00%, 05/01/2019	2,195,000	2,358,154
5.00%, 05/01/2021	2,035,000	2,296,396
State of Florida
5.00%, 06/01/2018	3,500,000	3,664,150
5.00%, 06/01/2019	1,320,000	1,429,045
5.00%, 06/01/2019	1,210,000	1,309,958
5.00%, 07/01/2019	3,500,000	3,798,550
5.00%, 07/01/2023	2,630,000	3,121,074
5.00%, 07/01/2024	2,460,000	2,953,156
State of Florida Lottery Revenue
5.00%, 07/01/2018	4,915,000	5,160,160
5.00%, 07/01/2020	2,000,000	2,229,200
5.00%, 07/01/2020	965,000	1,075,589
		150,959,666
Georgia - 1.84%
Burke County Development Authority
1.75%, 12/01/2049	200,000	200,234
City of Atlanta GA
5.00%, 01/01/2018	315,000	324,176
5.00%, 01/01/2019	225,000	239,706
5.00%, 01/01/2020	275,000	300,338
City of Atlanta GA Water & Wastewater Revenue
5.50%, 11/01/2017	3,010,000	3,089,524
5.00%, 11/01/2021	1,900,000	2,184,601
City of East Point GA
4.00%, 08/01/2017	340,000	342,458
4.00%, 08/01/2018	400,000	409,796
5.00%, 08/01/2019	955,000	1,012,730
5.00%, 08/01/2020	415,000	448,138
5.00%, 08/01/2021	250,000	273,942
DeKalb County Hospital Authority/GA
6.13%, 09/01/2040	550,000	595,584
Gainesville & Hall County Hospital Authority
5.00%, 02/15/2022	515,000	587,754
5.00%, 02/15/2025	300,000	346,959
5.50%, 02/15/2042	650,000	758,186
Georgia Housing & Finance Authority
1.40%, 06/01/2018	750,000	750,765
Gwinnett County School District
5.00%, 02/01/2032	1,000,000	1,033,920
Main Street Natural Gas, Inc.
5.00%, 03/15/2018	2,000,000	2,065,380
5.00%, 03/15/2021	2,500,000	2,787,100
Monroe County Development Authority
2.35%, 10/01/2048	500,000	504,935
Municipal Electric Authority of Georgia
5.00%, 01/01/2019	1,000,000	1,057,340
5.00%, 01/01/2020	2,095,000	2,266,308
5.00%, 01/01/2020	2,980,000	3,223,675
4.00%, 01/01/2021	350,000	372,872
5.00%, 01/01/2022	250,000	279,063
5.00%, 01/01/2023	250,000	282,355
Peach County Development Authority
1.20%, 10/01/2018	2,000,000	1,996,480
Private Colleges & Universities Authority
5.00%, 04/01/2027	1,900,000	2,119,184
5.00%, 10/01/2032	1,300,000	1,525,043
5.00%, 04/01/2044	1,300,000	1,377,766
Savannah Economic Development Authority
7.25%, 01/01/2049	120,000	129,854
Savannah Housing Authority
1.15%, 07/01/2019	3,700,000	3,700,814
State of Georgia
5.00%, 02/01/2018	3,035,000	3,137,947
5.00%, 07/01/2026	2,625,000	3,231,454
		42,956,381
Guam - 0.07%
Guam Government Waterworks Authority
5.00%, 07/01/2035	1,500,000	1,573,260
Hawaii - 0.10%
City & County of Honolulu HI
5.00%, 10/01/2029	2,000,000	2,366,860
Idaho - 0.29%
Idaho Health Facilities Authority
5.00%, 12/01/2020	2,900,000	3,248,696
5.00%, 03/01/2034	3,155,000	3,424,847
		6,673,543
Illinois - 8.88%
Chicago Board of Education
5.00%, 12/01/2021	2,000,000	2,004,140
0.00%, 12/01/2025	265,000	183,989
5.00%, 12/01/2041	785,000	624,185
5.25%, 12/01/2041	3,000,000	2,384,280
5.00%, 12/01/2042	200,000	158,388
6.50%, 12/01/2046	100,000	93,069
Chicago Midway International Airport
5.00%, 01/01/2021	5,000,000	5,545,250
5.00%, 01/01/2027	1,800,000	2,026,206
5.00%, 01/01/2032	2,000,000	2,198,760
5.00%, 01/01/2034	1,000,000	1,091,810
5.00%, 01/01/2046	300,000	327,006
Chicago O'Hare International Airport
5.00%, 01/01/2021	500,000	560,865
5.00%, 01/01/2022	700,000	797,874
5.00%, 01/01/2022	520,000	587,169
5.00%, 01/01/2022	500,000	569,910
5.00%, 01/01/2023	1,000,000	1,155,990
5.00%, 01/01/2024	865,000	996,004
5.00%, 01/01/2025	415,000	480,927
5.00%, 01/01/2030	2,000,000	2,265,480
5.00%, 01/01/2030	2,000,000	2,210,300
5.00%, 01/01/2031	700,000	768,621
5.00%, 01/01/2032	1,300,000	1,418,235
5.00%, 01/01/2042	500,000	539,555
Chicago Transit Authority
5.25%, 06/01/2024	2,000,000	2,186,780
5.00%, 06/01/2026	8,275,000	9,281,157
City of Chicago IL
4.25%, 01/01/2020	465,000	486,274
5.00%, 01/01/2020	3,500,000	3,516,380
5.25%, 01/01/2021	1,565,000	1,573,216
5.00%, 01/01/2022	460,000	499,703
5.00%, 01/01/2023	1,535,000	1,609,708
5.00%, 01/01/2026	425,000	463,654
5.00%, 01/01/2027	500,000	541,965
5.25%, 01/01/2027	2,435,000	2,453,262
5.00%, 01/01/2028	865,000	888,303
5.75%, 01/01/2034	2,000,000	2,029,580
5.00%, 01/01/2035	750,000	706,988
5.50%, 01/01/2035	1,000,000	988,750
City of Chicago IL Motor Fuel Tax Revenue
5.00%, 01/01/2025	2,000,000	2,110,960
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2028	1,530,000	1,671,433
5.00%, 01/01/2029	1,300,000	1,413,646
5.00%, 01/01/2033	2,000,000	2,138,740
5.00%, 01/01/2039	1,000,000	1,056,390
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2020	915,000	1,003,526
5.00%, 11/01/2021	1,500,000	1,668,585
5.00%, 11/01/2024	1,150,000	1,298,097
5.00%, 11/01/2024	250,000	282,195
5.00%, 11/01/2033	500,000	540,515
County of Cook IL
5.25%, 11/15/2022	405,000	443,657
5.00%, 11/15/2023	2,500,000	2,839,450
5.00%, 11/15/2025	2,500,000	2,780,950
5.00%, 11/15/2026	1,000,000	1,064,050
5.00%, 11/15/2026	1,390,000	1,572,215
5.25%, 11/15/2028	1,035,000	1,121,102
5.00%, 11/15/2029	1,000,000	1,111,140
5.00%, 11/15/2030	500,000	552,575
Illinois Finance Authority
4.00%, 05/15/2023	500,000	519,215
5.00%, 11/15/2023	750,000	868,035
5.00%, 01/01/2024	250,000	282,408
5.00%, 05/15/2024	350,000	406,179
5.00%, 02/15/2026	360,000	393,930
5.25%, 11/15/2026	50,000	50,064
5.00%, 03/01/2027	400,000	464,820
5.00%, 03/01/2028	465,000	535,234
5.00%, 07/01/2030	275,000	309,623
5.00%, 11/15/2030	2,000,000	2,237,140
5.00%, 01/01/2031	3,500,000	3,881,115
5.25%, 08/15/2031	500,000	539,860
0.93%, 07/01/2032	9,500,000	9,500,000
4.75%, 05/15/2033	960,000	965,520
5.00%, 08/15/2033	250,000	261,200
5.00%, 02/15/2034	1,890,000	1,975,220
5.00%, 11/15/2034	3,000,000	3,275,400
5.00%, 08/15/2035	600,000	621,750
5.00%, 08/15/2035	100,000	106,969
4.00%, 02/15/2036	300,000	264,294
5.00%, 02/15/2036	170,000	176,426
5.00%, 07/01/2036	325,000	355,394
5.25%, 11/15/2036	50,000	50,024
5.00%, 05/15/2037	1,050,000	1,054,809
5.00%, 08/15/2037	1,000,000	1,031,630
5.00%, 11/15/2038	3,795,000	4,093,666
8.00%, 05/15/2040	500,000	556,690
5.00%, 02/15/2041	1,530,000	1,579,220
0.86%, 08/01/2043	3,000,000	3,000,000
5.00%, 08/15/2044	200,000	211,462
5.00%, 11/15/2045	2,500,000	2,689,925
8.00%, 05/15/2046	1,500,000	1,667,295
5.00%, 12/01/2046	5,000,000	5,316,800
5.25%, 05/15/2047	280,000	285,846
Illinois Housing Development Authority
1.10%, 06/01/2018	2,500,000	2,496,550
1.33%, 02/01/2020	3,000,000	2,997,060
Illinois Municipal Electric Agency
5.00%, 02/01/2023	275,000	316,693
5.00%, 02/01/2031	470,000	528,073
Illinois Sports Facilities Authority/The
5.00%, 06/15/2017	750,000	754,718
5.25%, 06/15/2032	1,735,000	1,876,090
Illinois State Toll Highway Authority
5.00%, 12/01/2031	235,000	268,361
5.00%, 01/01/2038	2,700,000	2,972,349
5.00%, 01/01/2041	7,000,000	7,787,360
Kane County School District No 129 West Aurora
5.00%, 02/01/2026	1,000,000	1,143,970
Lake County Community Unit School District No 60 Waukegan
5.00%, 01/01/2026	1,000,000	1,135,690
5.00%, 01/01/2027	2,200,000	2,480,698
McHenry County Community Unit School District No 200 Woodstock
0.00%, 01/15/2024	1,000,000	823,820
0.00%, 01/15/2025	1,000,000	791,440
0.00%, 01/15/2026	1,000,000	760,730
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2018	605,000	589,391
5.00%, 12/15/2020	430,000	461,713
5.00%, 12/15/2026	2,000,000	2,089,040
5.00%, 12/15/2028	2,400,000	2,488,632
0.00%, 12/15/2033	5,970,000	2,762,319
0.00%, 12/15/2034	1,000,000	437,270
5.25%, 06/15/2050	3,275,000	3,318,885
Northern Illinois Municipal Power Agency
5.00%, 12/01/2018	125,000	132,527
5.00%, 12/01/2019	150,000	163,328
5.00%, 12/01/2020	1,025,000	1,140,128
5.00%, 12/01/2022	1,575,000	1,791,200
Peoria Public Building Commission
5.00%, 12/01/2022	1,500,000	1,693,200
Rib Floater Trust Various States
1.09%, 04/01/2036 (Acquired 02/16/2017, Cost $1,400,000) (1)(2)(4)	1,400,000	1,400,000
State of Illinois
5.00%, 01/01/2018	1,000,000	1,023,060
5.00%, 02/01/2018	200,000	205,078
5.50%, 08/01/2018	1,955,000	2,042,486
5.00%, 02/01/2019	425,000	440,789
5.00%, 02/01/2020	425,000	446,407
5.00%, 02/01/2021	425,000	448,537
5.50%, 07/01/2024	1,000,000	1,078,600
5.00%, 02/01/2025	455,000	478,023
5.00%, 05/01/2025	3,000,000	3,152,940
5.00%, 06/01/2025	880,000	930,011
5.50%, 07/01/2025	400,000	428,704
5.00%, 11/01/2025	2,040,000	2,153,404
5.00%, 06/01/2026	125,000	131,075
5.00%, 02/01/2028	1,000,000	1,036,060
5.00%, 03/01/2028	5,130,000	5,230,240
5.00%, 05/01/2028	265,000	271,972
5.00%, 02/01/2029	1,000,000	1,032,860
5.25%, 02/01/2029	3,720,000	3,864,373
5.25%, 02/01/2030	100,000	102,995
5.25%, 02/01/2031	760,000	783,210
5.00%, 05/01/2032	800,000	804,704
5.50%, 07/01/2038	1,500,000	1,538,835
Sugar Grove Public Library District
3.00%, 02/01/2020	390,000	403,689
Village of Bedford Park IL
4.00%, 12/01/2020	1,180,000	1,215,577
Village of Mount Prospect IL
2.00%, 12/01/2018	820,000	831,800
Will & Kankakee Counties School District No 255
4.00%, 06/01/2018	1,070,000	1,106,776
		207,193,562
Indiana - 2.33%
Ball State University
5.00%, 07/01/2033	955,000	1,104,028
City of Evansville IN
0.90%, 06/01/2018	5,000,000	4,986,300
City of Indianapolis IN Thermal Energy System Revenue
5.00%, 10/01/2017	1,000,000	1,019,310
City of Whiting IN
5.00%, 11/01/2045	2,600,000	2,954,926
Indiana Development Finance Authority
1.75%, 10/01/2031	3,600,000	3,589,488
Indiana Finance Authority
5.00%, 09/15/2019	700,000	748,636
5.00%, 12/01/2024	3,000,000	3,591,120
6.00%, 12/01/2026	2,035,000	2,056,306
5.00%, 09/01/2031	300,000	334,263
5.25%, 02/01/2033	2,500,000	2,891,500
5.00%, 03/01/2036	4,000,000	4,322,160
5.00%, 09/01/2046	2,750,000	2,806,155
5.00%, 07/01/2048	1,425,000	1,503,717
5.25%, 01/01/2051	2,780,000	2,966,844
Indiana Health & Educational Facilities Financing Authority
1.75%, 11/15/2031	3,000,000	2,981,670
Indiana Health Facility Financing Authority
2.00%, 10/01/2026	3,990,000	4,028,025
1.25%, 11/01/2027	1,230,000	1,210,947
4.00%, 11/01/2027	7,410,000	7,485,582
Indianapolis Local Public Improvement Bond Bank
5.00%, 01/01/2021	370,000	412,616
5.00%, 01/01/2022	755,000	855,438
5.00%, 01/01/2023	245,000	280,934
5.00%, 01/01/2029	1,000,000	1,144,660
5.00%, 01/01/2031	1,000,000	1,130,980
		54,405,605
Iowa - 0.39%
City of Altoona IA
5.00%, 06/01/2026	2,200,000	2,553,716
Iowa Finance Authority
5.25%, 12/01/2025	1,500,000	1,510,770
4.75%, 08/01/2042	980,000	972,797
Iowa Higher Education Loan Authority
1.00%, 09/01/2018	4,000,000	3,983,080
		9,020,363
Kansas - 0.23%
City of Wichita KS
5.00%, 11/15/2017	2,375,000	2,433,449
5.25%, 11/15/2024	350,000	385,945
Johnson County Unified School District No 232 De Soto
5.00%, 09/01/2022	350,000	407,242
Kansas Development Finance Authority
5.00%, 11/15/2032	2,000,000	2,238,460
		5,465,096
Kentucky - 1.03%
City of Ashland KY
5.00%, 02/01/2030	555,000	595,887
City of Russell KY
5.00%, 11/01/2022	3,200,000	3,696,480
Kentucky Asset Liability Commission
5.00%, 09/01/2024	1,000,000	1,170,980
5.00%, 09/01/2025	1,250,000	1,477,250
Kentucky Economic Development Finance Authority
5.25%, 06/01/2020	500,000	535,010
5.00%, 06/01/2021	250,000	268,680
5.50%, 06/01/2021	685,000	736,807
5.00%, 07/01/2037	1,500,000	1,564,020
6.38%, 06/01/2040	2,550,000	2,749,665
6.50%, 03/01/2045	1,000,000	1,081,370
5.00%, 05/15/2046	500,000	465,940
6.25%, 11/15/2046	750,000	721,627
5.00%, 05/15/2051	325,000	299,143
Kentucky Public Transportation Infrastructure Authority
5.00%, 07/01/2017	910,000	917,298
5.75%, 07/01/2049	1,000,000	1,098,030
6.00%, 07/01/2053	530,000	590,452
Louisville/Jefferson County Metropolitan Government
5.00%, 10/01/2020	1,140,000	1,253,886
5.00%, 10/01/2023	1,565,000	1,795,994
5.00%, 10/01/2032	430,000	477,296
1.65%, 10/01/2033	720,000	720,000
1.65%, 10/01/2033	1,705,000	1,706,006
		23,921,821
Louisiana - 1.33%
City of New Orleans LA
5.00%, 12/01/2019	2,450,000	2,672,362
Jefferson Parish Hospital Service District No 1
5.50%, 01/01/2026	3,000,000	3,435,840
Louisiana Housing Corp.
1.00%, 09/01/2019	2,000,000	1,999,580
Louisiana Local Government Environmental Facilities & Community Development Authority
6.50%, 08/01/2029	2,000,000	2,260,260
Louisiana Public Facilities Authority
5.00%, 06/01/2021	7,695,000	8,643,640
0.00%, 10/01/2027	2,000,000	1,563,380
New Orleans Aviation Board
5.00%, 01/01/2024	1,400,000	1,604,554
5.00%, 01/01/2027	850,000	964,708
5.00%, 01/01/2029	810,000	908,026
5.00%, 01/01/2040	1,540,000	1,727,495
5.00%, 01/01/2040	1,000,000	1,076,280
Parish of St John the Baptist LA
5.13%, 06/01/2037	1,000,000	1,003,350
State of Louisiana
5.00%, 11/15/2017	1,000,000	1,025,050
5.00%, 02/01/2018	2,000,000	2,065,140
		30,949,665
Maine - 0.19%
Maine Health & Higher Educational Facilities Authority
4.00%, 07/01/2041	1,460,000	1,236,109
5.00%, 07/01/2041	1,010,000	1,018,100
5.00%, 07/01/2043	200,000	202,550
4.00%, 07/01/2046	300,000	245,793
5.00%, 07/01/2046	1,650,000	1,657,145
		4,359,697
Maryland - 3.15%
City of Baltimore MD
5.00%, 07/01/2018	2,525,000	2,650,290
5.00%, 07/01/2026	720,000	866,326
5.00%, 07/01/2029	4,770,000	5,694,808
City of Westminster MD
6.25%, 07/01/2044	1,100,000	1,151,282
County of Anne Arundel MD
5.00%, 04/01/2018	1,115,000	1,160,013
Maryland Community Development Administration
1.35%, 01/01/2019 (Acquired 06/22/2016, Cost $2,200,000) (1)	2,200,000	2,204,444
1.15%, 02/01/2019	5,000,000	4,957,250
Maryland Economic Development Corp.
5.00%, 06/01/2019	3,415,000	3,685,707
5.00%, 03/31/2024	2,500,000	2,758,950
5.00%, 09/30/2027	50,000	56,875
5.00%, 09/30/2030	905,000	1,009,129
5.00%, 03/31/2046	1,295,000	1,391,102
5.00%, 03/31/2051	1,165,000	1,246,713
Maryland Health & Higher Educational Facilities Authority
5.00%, 08/15/2017	1,370,000	1,390,084
5.00%, 07/01/2018	2,100,000	2,205,000
5.00%, 07/01/2019	1,000,000	1,075,150
5.00%, 07/01/2024	250,000	288,458
5.25%, 07/01/2026	500,000	574,090
5.50%, 01/01/2028	2,500,000	2,583,900
5.50%, 01/01/2029	1,500,000	1,737,630
5.50%, 01/01/2030	1,750,000	2,010,155
5.00%, 07/01/2032	750,000	803,220
5.00%, 07/01/2035	75,000	79,080
1.36%, 05/15/2038	1,000,000	1,000,530
5.00%, 08/15/2038	1,945,000	2,118,786
5.00%, 05/15/2040	3,425,000	3,801,236
4.00%, 07/01/2042	120,000	116,100
5.00%, 07/01/2045	2,000,000	2,136,180
5.50%, 01/01/2046	1,105,000	1,218,782
Maryland Stadium Authority
5.00%, 06/15/2021	900,000	1,021,680
Maryland State Transportation Authority
5.00%, 03/01/2023	1,000,000	1,127,030
State of Maryland
5.00%, 11/01/2018	3,000,000	3,187,680
5.00%, 03/01/2020	6,000,000	6,649,080
5.00%, 08/01/2020	655,000	713,557
5.00%, 08/01/2022	3,000,000	3,513,330
State of Maryland Department of Transportation
5.00%, 05/01/2018	1,795,000	1,874,123
5.00%, 12/01/2019	1,625,000	1,788,134
University System of Maryland
5.00%, 04/01/2019	1,615,000	1,739,242
		73,585,126
Massachusetts - 2.85%
City of Boston MA
5.00%, 04/01/2023	2,095,000	2,484,460
City of Springfield MA
5.00%, 08/01/2017	4,580,000	4,642,151
City of Worcester MA
2.25%, 01/23/2018	600,000	605,994
Commonwealth of Massachusetts
4.00%, 12/01/2017	6,015,000	6,139,330
4.00%, 08/01/2019	1,000,000	1,065,590
5.00%, 09/01/2028	2,000,000	2,376,900
5.00%, 12/01/2030	1,500,000	1,791,465
1.05%, 08/01/2043	10,515,000	10,405,434
5.00%, 03/01/2046	205,000	229,175
Commonwealth of Massachusetts Transportation Fund Revenue
5.00%, 06/01/2025	2,490,000	2,849,531
Massachusetts Development Finance Agency
1.05%, 11/01/2017	1,000,000	1,000,180
5.00%, 07/01/2025	1,090,000	1,238,665
5.00%, 10/01/2025	905,000	1,018,804
5.00%, 07/01/2026	1,140,000	1,294,162
5.00%, 10/01/2026	955,000	1,076,390
5.00%, 10/15/2028	1,750,000	1,969,975
5.00%, 01/01/2031	475,000	528,343
5.00%, 01/01/2032	635,000	704,221
5.00%, 01/01/2033	540,000	597,143
5.00%, 01/01/2034	710,000	774,106
5.00%, 01/01/2035	745,000	805,360
5.00%, 01/01/2036	1,100,000	1,186,614
1.39%, 07/01/2050	4,000,000	3,983,920
Massachusetts Educational Financing Authority
4.00%, 01/01/2018	1,500,000	1,525,530
4.00%, 07/01/2019	2,000,000	2,089,340
5.00%, 07/01/2021	1,000,000	1,101,190
Massachusetts Health & Educational Facilities Authority
5.00%, 10/01/2017	2,000,000	2,039,120
1.79%, 07/01/2038	5,400,000	5,408,640
Massachusetts School Building Authority
5.00%, 01/15/2028	1,500,000	1,769,325
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue
5.00%, 01/01/2019	1,500,000	1,599,390
Massachusetts Water Resources Authority
5.00%, 08/01/2040	1,900,000	2,175,348
		66,475,796
Michigan - 3.43%
Avondale School District
5.00%, 11/01/2022	600,000	681,234
5.00%, 11/01/2023	680,000	778,001
5.00%, 11/01/2024	800,000	922,864
5.00%, 11/01/2025	785,000	908,661
5.00%, 11/01/2026	765,000	889,397
Calhoun County Hospital Finance Authority
5.00%, 02/15/2037	1,695,000	1,746,816
City of Detroit MI Sewage Disposal System Revenue
5.25%, 07/01/2039	3,340,000	3,676,138
City of Detroit MI Water Supply System Revenue
5.25%, 07/01/2041	1,000,000	1,084,320
City of Wyandotte MI Electric System Revenue
5.00%, 10/01/2021	750,000	826,463
5.00%, 10/01/2022	800,000	890,688
5.00%, 10/01/2023	500,000	560,130
5.00%, 10/01/2024	765,000	849,058
County of Kent MI
5.00%, 06/01/2028	700,000	834,183
Grand Rapids Public Schools
5.00%, 05/01/2025	1,075,000	1,265,178
Great Lakes Water Authority Sewage Disposal System Revenue
5.00%, 07/01/2030	3,000,000	3,354,960
5.00%, 07/01/2036	1,000,000	1,091,080
Holly Area School District
4.00%, 05/01/2017	500,000	501,150
Lake Orion Community School District
5.00%, 05/01/2020	1,390,000	1,528,472
5.00%, 05/01/2021	1,385,000	1,555,936
Michigan Finance Authority
5.00%, 11/15/2019	75,000	80,894
5.00%, 11/15/2020	65,000	71,616
5.00%, 11/15/2021	175,000	196,207
5.00%, 11/15/2022	275,000	311,394
5.00%, 10/01/2024	3,000,000	3,595,380
5.00%, 10/01/2025	5,000,000	6,061,400
5.00%, 07/01/2030	600,000	676,254
5.00%, 07/01/2033	350,000	379,711
Michigan State Building Authority
5.00%, 10/15/2021	1,750,000	1,994,895
Michigan State Hospital Finance Authority
1.63%, 11/01/2027	3,255,000	3,256,204
1.40%, 11/15/2047	7,565,000	7,592,688
1.90%, 11/15/2047	3,000,000	3,012,660
2.40%, 11/15/2047	430,000	431,183
Michigan Strategic Fund
1.45%, 09/01/2030	1,260,000	1,217,425
Portage Public Schools
5.00%, 11/01/2028	1,000,000	1,162,110
State of Michigan
5.00%, 03/15/2020	1,670,000	1,838,737
5.00%, 03/15/2021	2,700,000	3,044,007
5.00%, 03/15/2022	1,170,000	1,339,790
5.00%, 03/15/2023	2,000,000	2,317,660
5.00%, 03/15/2027	1,000,000	1,194,590
University of Michigan
5.00%, 04/01/2017	5,220,000	5,220,000
Wayne County Airport Authority
5.00%, 12/01/2018	250,000	264,208
5.00%, 12/01/2019	200,000	216,844
5.00%, 12/01/2020	200,000	222,014
5.00%, 12/01/2021	475,000	537,809
5.00%, 12/01/2022	200,000	227,908
5.00%, 12/01/2023	400,000	460,952
5.00%, 12/01/2024	375,000	435,686
5.00%, 12/01/2027	3,000,000	3,354,780
5.00%, 12/01/2040	4,000,000	4,357,200
5.00%, 12/01/2042	1,000,000	1,073,660
		80,090,595
Minnesota - 1.13%
City of Minneapolis MN
1.10%, 01/01/2018	3,000,000	3,000,240
City of Minneapolis MN/St Paul Housing & Redevelopment Authority
0.00%, 11/15/2022	1,100,000	1,280,620
City of North Oaks MN
5.00%, 10/01/2047	1,000,000	1,002,240
City of Rochester MN
5.00%, 12/01/2025	850,000	914,201
5.25%, 12/01/2038	1,000,000	1,030,790
State of Minnesota
5.00%, 08/01/2018	2,650,000	2,790,662
5.00%, 11/01/2018	1,830,000	1,944,192
5.00%, 12/01/2018	1,000,000	1,065,500
5.00%, 08/01/2019	2,875,000	3,132,715
5.00%, 08/01/2019	1,060,000	1,155,019
5.00%, 10/01/2019	2,685,000	2,940,693
5.00%, 03/01/2020	1,040,000	1,150,926
5.00%, 06/01/2020	2,345,000	2,613,127
5.00%, 08/01/2021	1,000,000	1,148,190
5.00%, 08/01/2026	1,000,000	1,231,010
		26,400,125
Mississippi - 0.62%
County of Warren MS
6.50%, 09/01/2032	300,000	319,002
State of Mississippi
3.00%, 10/15/2017	1,500,000	1,515,990
4.00%, 10/15/2018	2,100,000	2,188,746
5.00%, 10/15/2019	4,545,000	4,941,642
5.00%, 10/15/2020	1,750,000	1,947,557
5.00%, 10/15/2021	1,300,000	1,472,835
5.00%, 10/15/2022	1,750,000	2,008,633
		14,394,405
Missouri - 0.70%
Health & Educational Facilities Authority of the State of Missouri
5.00%, 06/01/2022	2,335,000	2,683,873
5.00%, 02/01/2029	1,000,000	1,128,220
5.00%, 02/01/2035	1,000,000	1,054,640
5.00%, 02/01/2036	200,000	217,870
4.00%, 02/01/2040	100,000	99,847
5.00%, 08/01/2040	1,145,000	1,154,698
5.00%, 02/01/2045	300,000	323,466
Kirkwood Industrial Development Authority
5.00%, 05/15/2021	1,500,000	1,622,415
Missouri Highway & Transportation Commission
5.00%, 05/01/2018	2,990,000	3,121,829
St Louis County Industrial Development Authority
5.00%, 12/01/2025	1,185,000	1,226,143
5.13%, 08/15/2045	200,000	194,880
St Louis Land Clearance for Redevelopment Authority
5.00%, 06/01/2029	1,000,000	1,078,560
5.38%, 06/01/2043	2,000,000	2,129,260
University of Missouri
5.00%, 11/01/2019	175,000	191,840
		16,227,541
Nebraska - 0.04%
Central Plains Energy Project
5.00%, 09/01/2019	915,000	996,508
Nevada - 1.04%
City of Las Vegas NV
5.00%, 09/01/2030	1,815,000	2,132,444
Clark County School District
5.00%, 06/15/2018	4,000,000	4,115,200
Clark County Water Reclamation District
5.00%, 07/01/2026	500,000	610,375
County of Clark Department of Aviation
5.00%, 07/01/2021	830,000	937,261
5.00%, 07/01/2022	400,000	458,584
5.00%, 07/01/2024	1,250,000	1,463,225
5.00%, 07/01/2025	2,220,000	2,615,759
County of Clark NV
5.00%, 11/01/2028	3,000,000	3,581,340
5.00%, 11/01/2032	3,000,000	3,459,780
County of Washoe NV
1.50%, 08/01/2031	1,000,000	988,210
3.00%, 03/01/2036	700,000	723,681
Las Vegas Valley Water District
5.00%, 06/01/2039	2,815,000	3,195,363
		24,281,222
New Hampshire - 0.29%
New Hampshire Business Finance Authority
4.00%, 01/01/2018	545,000	554,478
4.00%, 01/01/2019	565,000	586,272
5.00%, 01/01/2024	720,000	807,235
New Hampshire Health and Education Facilities Authority Act
5.00%, 10/01/2028 (2)(4)	1,580,000	1,779,459
5.00%, 10/01/2032 (2)(4)	2,825,000	3,104,760
		6,832,204
New Jersey - 3.51%
Borough of Belmar NJ
3.00%, 02/09/2018	2,600,000	2,635,906
Borough of Collingswood NJ
2.50%, 03/22/2018	1,200,000	1,212,960
Burlington County Bridge Commission
5.63%, 01/01/2038	750,000	764,295
City of East Orange NJ
2.50%, 03/26/2018	2,636,500	2,666,082
City of New Brunswick NJ
3.00%, 06/06/2017	5,000,000	5,013,750
New Brunswick Parking Authority
5.00%, 09/01/2039	2,000,000	2,255,700
New Jersey Economic Development Authority
5.00%, 06/15/2019	4,500,000	4,738,590
4.00%, 01/01/2020	115,000	119,257
5.00%, 03/01/2023	4,045,000	4,281,916
5.00%, 03/01/2024	2,405,000	2,559,257
5.00%, 06/15/2024	2,000,000	2,098,340
5.00%, 06/15/2025	5,190,000	5,445,659
5.50%, 01/01/2027	500,000	565,950
5.63%, 11/15/2030	2,095,000	2,316,797
5.00%, 01/01/2031	500,000	557,030
5.25%, 01/01/2044	190,000	193,654
5.63%, 01/01/2052	2,000,000	2,196,380
New Jersey Educational Facilities Authority
5.00%, 07/01/2020	375,000	419,876
5.00%, 07/01/2021	225,000	258,318
5.00%, 06/01/2023	930,000	991,222
5.00%, 07/01/2023	3,390,000	3,828,564
New Jersey Health Care Facilities Financing Authority
5.00%, 07/01/2019	1,225,000	1,312,281
5.00%, 07/01/2021	40,000	44,525
5.00%, 07/01/2022	540,000	607,581
5.00%, 07/01/2023	140,000	158,627
5.00%, 07/01/2024	2,500,000	2,807,625
5.00%, 07/01/2024	110,000	125,212
5.00%, 07/01/2025	1,580,000	1,762,079
5.00%, 07/01/2025	120,000	136,929
5.00%, 07/01/2026	40,000	45,614
5.00%, 07/01/2027	60,000	67,757
5.00%, 07/01/2028	155,000	177,691
5.00%, 07/01/2030	165,000	182,327
5.00%, 07/01/2031	430,000	473,645
5.63%, 07/01/2032	380,000	443,623
5.00%, 07/01/2033	500,000	552,920
5.00%, 07/01/2046	1,000,000	1,076,090
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2019	500,000	535,905
5.50%, 12/01/2021	2,000,000	2,229,460
5.00%, 12/01/2044	1,000,000	1,015,200
New Jersey Transportation Trust Fund Authority
5.00%, 06/15/2020	1,325,000	1,407,177
5.00%, 06/15/2022	750,000	809,625
5.25%, 12/15/2022	1,760,000	1,911,994
5.00%, 12/15/2023	2,700,000	2,902,986
5.25%, 12/15/2023	3,690,000	4,021,657
5.00%, 06/15/2025	450,000	476,221
0.00%, 12/15/2026	2,400,000	1,541,376
5.00%, 06/15/2027	235,000	251,795
5.00%, 06/15/2029	1,200,000	1,271,580
0.00%, 12/15/2030	2,000,000	1,077,180
New Jersey Turnpike Authority
5.00%, 01/01/2020	1,220,000	1,339,316
Tobacco Settlement Financing Corp./NJ
4.50%, 06/01/2023	985,000	996,869
4.63%, 06/01/2026	2,500,000	2,504,450
5.00%, 06/01/2041	2,470,000	2,399,012
		81,785,832
New Mexico - 0.23%
Albuquerque Municipal School District No 12
5.00%, 08/01/2025	800,000	966,096
Farmington Municipal School District No 5/NM
5.00%, 09/01/2024	490,000	583,276
Town of Clayton NM
4.00%, 11/01/2020	3,545,000	3,770,568
		5,319,940
New York - 9.99%
Binghamton City School District
2.50%, 11/17/2017	800,000	806,168
Brooklyn Arena Local Development Corp.
5.00%, 07/15/2017	50,000	50,526
5.00%, 07/15/2020	140,000	155,091
5.00%, 07/15/2021	300,000	339,216
5.00%, 07/15/2022	175,000	200,317
5.00%, 07/15/2023	150,000	172,692
5.00%, 07/15/2024	250,000	289,002
Build NYC Resource Corp.
5.00%, 08/01/2022	200,000	227,436
5.00%, 08/01/2023	230,000	263,568
5.00%, 01/01/2035 (Acquired 09/23/2015, Cost $3,161,798) (1)	3,000,000	3,138,810
Cambridge Central School District
2.00%, 06/30/2017	700,000	701,309
Chautauqua County Capital Resource Corp.
1.30%, 11/01/2031	1,100,000	1,090,661
City of New York NY
5.00%, 08/01/2017	6,365,000	6,451,182
4.00%, 08/01/2018	1,165,000	1,211,251
5.00%, 08/01/2018	3,850,000	4,053,280
5.00%, 08/01/2021	6,000,000	6,851,220
5.00%, 08/01/2022	1,065,000	1,236,614
1.46%, 08/01/2025	500,000	499,895
5.00%, 08/01/2027	400,000	470,016
5.00%, 08/01/2027	2,975,000	3,525,672
5.00%, 08/01/2028	3,975,000	4,671,659
5.00%, 08/01/2028	5,675,000	6,708,020
5.00%, 08/01/2028	700,000	833,791
0.87%, 08/01/2034	5,000,000	5,000,000
City of Syracuse NY
2.00%, 06/30/2017	1,200,000	1,202,808
City of Yonkers NY
2.25%, 11/17/2017	3,100,000	3,116,585
4.00%, 07/01/2018	2,000,000	2,067,880
5.00%, 09/01/2022	2,350,000	2,718,598
5.00%, 09/01/2025	1,015,000	1,199,527
Copiague Union Free School District
2.25%, 03/30/2018	3,600,000	3,634,560
County of Erie NY
5.00%, 06/01/2017	1,000,000	1,006,520
5.00%, 09/15/2017	550,000	560,224
5.00%, 06/01/2018	500,000	523,270
5.00%, 09/15/2018	365,000	385,991
5.00%, 06/01/2019	1,000,000	1,081,500
5.00%, 09/15/2019	500,000	545,505
5.00%, 06/01/2020	500,000	556,185
5.00%, 09/15/2020	350,000	392,350
5.00%, 06/01/2021	750,000	853,733
5.00%, 09/15/2021	225,000	257,690
5.00%, 06/01/2025	1,000,000	1,199,710
County of Rockland NY
2.50%, 03/22/2018	600,000	605,988
4.00%, 01/01/2021	1,100,000	1,186,691
County of Suffolk NY
2.00%, 07/26/2017	13,400,000	13,436,582
Dutchess County Local Development Corp.
5.00%, 07/01/2033	400,000	441,016
Glen Cove Local Economic Assistance Corp.
0.00%, 01/01/2045	530,000	110,585
0.00%, 01/01/2055	710,000	484,944
5.00%, 01/01/2056	485,000	475,998
Lawrence Union Free School District
1.50%, 06/23/2017	2,500,000	2,502,275
Metropolitan Transportation Authority
5.00%, 11/15/2019	2,005,000	2,198,623
5.00%, 11/15/2019	1,290,000	1,414,575
5.00%, 11/15/2020	2,000,000	2,250,380
5.00%, 11/15/2021	640,000	734,810
5.00%, 11/15/2021	500,000	574,070
1.14%, 11/01/2032	1,000,000	1,001,340
MTA Hudson Rail Yards Trust Obligations
5.00%, 11/15/2051	1,500,000	1,606,875
Nassau County Industrial Development Agency
6.50%, 01/01/2034	575,000	576,093
6.70%, 01/01/2049	285,000	281,685
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 11/01/2018	1,650,000	1,753,224
5.00%, 02/01/2019	1,000,000	1,071,470
5.00%, 11/01/2021	1,000,000	1,150,750
1.10%, 11/01/2022	1,550,000	1,550,000
1.25%, 11/01/2022	5,260,000	5,260,000
5.00%, 11/01/2028	1,500,000	1,780,080
5.00%, 11/01/2029	2,000,000	2,337,920
5.00%, 02/01/2030	4,480,000	5,245,542
5.00%, 02/01/2041	200,000	224,876
New York City Water & Sewer System
5.00%, 06/15/2031	6,075,000	7,028,046
1.16%, 06/15/2032	3,000,000	3,000,000
5.25%, 06/15/2047	1,250,000	1,458,675
New York Convention Center Development Corp.
5.00%, 11/15/2033	3,000,000	3,442,440
New York Liberty Development Corp.
5.25%, 10/01/2035	2,285,000	2,745,953
5.38%, 11/15/2040 (Acquired 09/15/2015, Cost $1,561,297) (1)	1,500,000	1,625,925
5.00%, 11/15/2044 (Acquired 09/18/2015, Cost $1,509,434) (1)	1,500,000	1,570,455
New York State Dormitory Authority
5.00%, 03/15/2018	4,000,000	4,156,960
5.00%, 08/15/2018	1,425,000	1,504,045
4.00%, 12/01/2018 (Acquired 02/08/2017, Cost $309,391) (1)	300,000	309,021
5.00%, 03/15/2019	3,500,000	3,766,070
4.00%, 12/01/2019 (Acquired 02/08/2017, Cost $520,542) (1)	500,000	521,630
5.00%, 03/15/2021	2,000,000	2,275,340
4.00%, 12/01/2021 (Acquired 02/08/2017, Cost $525,843) (1)	500,000	527,795
5.00%, 07/01/2022	250,000	288,735
5.00%, 12/01/2022 (Acquired 02/08/2017, Cost $994,128) (1)	900,000	995,922
5.00%, 07/01/2023	250,000	292,497
5.00%, 12/15/2023	1,000,000	1,170,070
5.00%, 05/01/2024	4,870,000	5,727,120
5.00%, 07/01/2024	250,000	295,315
5.00%, 07/01/2025	250,000	297,908
5.00%, 03/15/2027	2,500,000	2,953,700
New York State Environmental Facilities Corp.
5.00%, 06/15/2019	2,300,000	2,494,051
5.00%, 06/15/2021	2,550,000	2,919,623
New York State Thruway Authority
5.00%, 05/01/2019	25,325,000	27,277,811
New York State Urban Development Corp.
5.00%, 12/15/2019	625,000	687,950
5.00%, 03/15/2020	3,215,000	3,561,448
5.00%, 03/15/2021	500,000	567,805
5.00%, 03/15/2023	700,000	822,283
5.00%, 03/15/2024	400,000	475,156
5.00%, 03/15/2035	2,800,000	3,171,168
New York Transportation Development Corp.
5.00%, 01/01/2023	125,000	142,107
5.00%, 08/01/2026	1,000,000	1,049,600
5.00%, 08/01/2031	2,975,000	3,108,667
5.00%, 07/01/2041	2,300,000	2,444,670
5.00%, 07/01/2046	800,000	848,256
Port Authority of New York & New Jersey
5.00%, 09/01/2017	3,000,000	3,049,650
5.00%, 10/15/2033	3,500,000	3,945,900
Sachem Central School District
1.50%, 06/29/2017	1,800,000	1,801,764
Sales Tax Asset Receivable Corp.
5.00%, 10/15/2017	1,500,000	1,533,915
Suffolk County Economic Development Corp.
5.00%, 07/01/2028	300,000	342,960
5.00%, 07/01/2028	1,750,000	1,894,795
Tompkins County Development Corp.
5.00%, 07/01/2044	125,000	128,816
Town of Oyster Bay NY
4.00%, 06/01/2018	500,000	505,915
TSASC Inc/NY
5.00%, 06/01/2023	1,000,000	1,146,700
5.00%, 06/01/2024	800,000	924,032
5.00%, 06/01/2025	1,000,000	1,160,170
Upper Mohawk Valley Regional Water Finance Authority
5.00%, 04/01/2019	500,000	537,745
Westchester County Local Development Corp.
5.50%, 05/01/2042	150,000	159,368
		233,162,371
North Carolina - 2.41%
Charlotte-Mecklenburg Hospital Authority/The
5.00%, 01/15/2031	1,500,000	1,661,415
City of Charlotte NC
5.00%, 07/01/2020	2,000,000	2,237,300
City of Charlotte NC Airport Revenue
5.00%, 07/01/2022	1,310,000	1,489,824
County of Forsyth NC
5.00%, 03/01/2021	860,000	978,663
County of Guilford NC
5.00%, 02/01/2019	1,585,000	1,698,882
County of Mecklenburg NC
5.00%, 08/01/2018	3,000,000	3,160,050
5.00%, 12/01/2021	2,050,000	2,371,440
County of Wake NC
5.00%, 03/01/2020	1,515,000	1,678,893
5.00%, 09/01/2021	350,000	402,836
5.00%, 12/01/2027	3,785,000	4,617,586
Mecklenburg County Public Facilities Corp.
5.00%, 03/01/2024	2,600,000	2,791,698
North Carolina Capital Facilities Finance Agency
5.00%, 06/01/2019	500,000	534,105
5.00%, 06/01/2021	500,000	554,245
1.25%, 06/01/2038	500,000	500,270
North Carolina Eastern Municipal Power Agency
5.00%, 01/01/2020	1,000,000	1,068,770
5.00%, 01/01/2021	1,420,000	1,517,654
5.00%, 01/01/2021	1,965,000	2,218,701
5.00%, 01/01/2026	5,000,000	5,343,850
North Carolina Medical Care Commission
4.00%, 10/01/2019	15,000	15,580
5.00%, 10/01/2020	20,000	21,591
5.00%, 10/01/2021	25,000	27,283
5.00%, 10/01/2022	40,000	43,872
5.00%, 10/01/2023	30,000	32,884
5.00%, 10/01/2024	35,000	38,263
5.00%, 10/01/2025	25,000	27,159
5.00%, 10/01/2030	400,000	446,036
5.00%, 10/01/2030	2,100,000	2,175,432
5.00%, 10/01/2031	225,000	249,176
6.25%, 07/01/2035	1,000,000	1,113,150
0.85%, 10/01/2035	700,000	700,000
5.00%, 10/01/2036 (2)(4)	330,000	365,317
5.00%, 09/01/2037	2,000,000	2,049,640
5.00%, 10/01/2037	250,000	253,965
4.88%, 07/01/2040	550,000	551,254
North Carolina Municipal Power Agency No 1
5.00%, 01/01/2020	1,100,000	1,211,650
5.00%, 01/01/2025	2,935,000	3,134,199
5.00%, 01/01/2026	2,515,000	2,685,693
North Carolina Turnpike Authority
5.00%, 01/01/2020	350,000	381,066
5.00%, 01/01/2027	530,000	623,328
0.00%, 01/01/2032	1,000,000	1,135,210
5.00%, 07/01/2051	1,700,000	1,830,135
State of North Carolina
5.00%, 05/01/2018	800,000	835,008
5.00%, 06/01/2020	1,360,000	1,517,298
		56,290,371
Ohio - 1.83%
Akron Bath Copley Joint Township Hospital District
5.25%, 11/15/2031	530,000	594,093
5.25%, 11/15/2032	645,000	718,588
5.25%, 11/15/2033	1,770,000	1,961,425
American Municipal Power, Inc.
5.00%, 02/15/2046	740,000	812,083
Buckeye Tobacco Settlement Financing Authority
6.50%, 06/01/2047	3,000,000	2,999,370
City of Cleveland OH Airport System Revenue
5.25%, 01/01/2018	1,215,000	1,250,879
City of Columbus OH
5.00%, 07/01/2020	1,040,000	1,161,638
City of Lakewood OH
2.00%, 04/02/2018	1,400,000	1,411,074
City of Trenton OH Water System Revenue
2.00%, 12/01/2017	285,000	285,924
2.00%, 12/01/2018	265,000	266,375
Clermont County Port Authority
5.00%, 12/01/2029	750,000	853,155
5.00%, 12/01/2030	850,000	962,778
5.00%, 12/01/2031	650,000	732,582
County of Belmont OH
1.38%, 08/31/2017	400,000	400,040
County of Cuyahoga OH
5.00%, 12/01/2026	2,500,000	2,887,600
County of Hamilton OH
4.00%, 01/01/2021	450,000	473,445
5.00%, 01/01/2022	465,000	509,868
Miami University/Oxford OH
5.00%, 09/01/2034	700,000	801,010
Ohio Air Quality Development Authority
3.75%, 12/01/2023	3,000,000	1,141,410
Ohio Housing Finance Agency
0.85%, 08/01/2017	2,000,000	1,999,500
Ohio Water Development Authority
4.00%, 12/01/2033	1,285,000	458,308
Southeastern Ohio Port Authority
5.75%, 12/01/2032	220,000	240,115
6.00%, 12/01/2042	550,000	601,859
5.50%, 12/01/2043	1,000,000	1,062,100
St Bernard-Elmwood Place City School District
2.75%, 05/03/2017	880,000	880,678
State of Ohio
4.00%, 09/01/2021	3,980,000	4,397,223
1.70%, 11/01/2022	3,000,000	3,002,310
University of Akron/The
5.00%, 01/01/2037	6,675,000	7,431,344
University of Cincinnati
5.00%, 06/01/2027	2,000,000	2,392,380
		42,689,154
Oklahoma - 0.58%
Cleveland County Educational Facilities Authority
5.00%, 07/01/2018	1,000,000	1,047,840
5.00%, 06/01/2023	500,000	579,860
Garvin County Educational Facilities Authority
4.00%, 09/01/2017	500,000	506,135
5.00%, 12/01/2024	515,000	596,798
5.00%, 12/01/2025	545,000	633,846
5.00%, 12/01/2026	320,000	372,710
Norman Regional Hospital Authority
4.00%, 09/01/2018	125,000	128,622
5.00%, 09/01/2020	350,000	381,619
5.00%, 09/01/2021	325,000	360,263
5.00%, 09/01/2022	325,000	364,439
Oklahoma County Finance Authority
5.70%, 04/01/2025	650,000	650,748
5.13%, 04/01/2042	1,900,000	1,869,733
Oklahoma Development Finance Authority
3.00%, 06/01/2022	1,015,000	1,069,566
4.00%, 12/01/2022	530,000	586,705
4.00%, 06/01/2023	1,305,000	1,441,098
3.00%, 06/01/2024	1,750,000	1,804,653
4.00%, 06/01/2024	380,000	417,388
Tulsa County Industrial Authority
5.00%, 11/15/2023	230,000	252,165
5.00%, 11/15/2029	400,000	428,812
		13,493,000
Oregon - 0.52%
County of Washington OR
5.00%, 03/01/2022	3,000,000	3,482,430
Klamath Falls Intercommunity Hospital Authority
5.00%, 09/01/2031	200,000	225,054
5.00%, 09/01/2032	270,000	301,981
5.00%, 09/01/2046	1,000,000	1,089,170
Port of Portland OR Airport Revenue
5.00%, 07/01/2032	1,000,000	1,115,440
5.00%, 07/01/2033	3,485,000	3,870,650
State of Oregon Department of Transportation
5.00%, 11/15/2023	2,000,000	2,162,300
		12,247,025
Pennsylvania - 6.54%
Capital Region Water
5.00%, 07/15/2023	1,750,000	2,022,457
Central Greene School District
5.00%, 02/15/2018	860,000	890,014
City of Philadelphia PA
5.00%, 08/01/2017	2,000,000	2,025,640
5.00%, 08/01/2023	4,000,000	4,596,440
5.00%, 07/15/2026	2,475,000	2,820,386
5.00%, 08/01/2028	6,000,000	6,887,220
Coatesville School District
5.00%, 08/01/2025	900,000	1,051,866
Commonwealth Financing Authority
5.00%, 06/01/2025	1,500,000	1,741,440
Commonwealth of Pennsylvania
5.00%, 04/01/2017	1,000,000	1,000,000
5.00%, 02/01/2020	2,050,000	2,248,092
5.00%, 11/01/2020	2,800,000	3,086,132
5.00%, 02/01/2021	1,400,000	1,570,240
5.00%, 08/15/2021	1,015,000	1,151,538
5.00%, 11/01/2021	2,000,000	2,243,220
5.00%, 02/01/2022	1,470,000	1,675,359
5.00%, 09/15/2022	1,750,000	2,015,632
5.00%, 02/01/2023	1,440,000	1,661,717
5.00%, 03/15/2023	9,970,000	11,529,507
5.00%, 02/01/2024	1,620,000	1,885,761
5.00%, 09/15/2026	1,000,000	1,181,450
5.00%, 03/15/2031	430,000	483,591
County of Allegheny PA
4.00%, 12/01/2017	3,725,000	3,801,511
Cumberland County Municipal Authority
5.25%, 01/01/2041	170,000	171,617
Dauphin County General Authority
5.00%, 06/01/2020	815,000	898,595
Delaware County Authority
5.00%, 08/01/2030	1,150,000	1,316,405
Delaware River Joint Toll Bridge Commission
5.00%, 07/01/2042	1,100,000	1,239,898
Delaware Valley Regional Finance Authority
5.75%, 07/01/2017	3,000,000	3,035,550
Doylestown Hospital Authority
5.00%, 07/01/2046	3,700,000	3,907,089
Lancaster County Hospital Authority/PA
0.00%, 07/01/2023	775,000	850,322
0.00%, 07/01/2031	450,000	473,517
5.00%, 07/01/2045	1,970,000	2,048,052
Montgomery County Higher Education & Health Authority
5.00%, 10/01/2028 (2)(4)	1,000,000	1,096,520
5.00%, 10/01/2036 (2)(4)	1,000,000	1,053,270
Montgomery County Industrial Development Authority/PA
5.25%, 01/15/2036	2,500,000	2,653,725
5.25%, 01/01/2040	1,510,000	1,484,300
5.38%, 01/01/2050	500,000	492,005
Northampton County General Purpose Authority
5.00%, 08/15/2036	455,000	495,409
5.50%, 08/15/2040	125,000	132,531
Octorara Area School District
5.00%, 06/01/2018	375,000	392,318
Pennsylvania Economic Development Financing Authority
4.00%, 03/15/2020	1,000,000	1,072,940
1.20%, 08/01/2045	4,000,000	4,000,040
Pennsylvania Higher Educational Facilities Authority
5.00%, 06/15/2022	2,000,000	2,298,840
5.00%, 06/15/2024	3,005,000	3,520,508
5.00%, 06/15/2024	1,000,000	1,171,550
5.00%, 06/15/2025	1,855,000	2,186,099
1.20%, 11/01/2031	2,355,000	2,350,855
Pennsylvania State University
5.00%, 09/01/2020	2,440,000	2,731,970
5.00%, 09/01/2021	1,400,000	1,604,260
5.00%, 09/01/2022	2,295,000	2,675,488
Pennsylvania Turnpike Commission
5.00%, 06/01/2028	2,000,000	2,293,940
5.00%, 06/01/2029	3,000,000	3,417,840
Philadelphia Gas Works Co.
5.00%, 10/01/2022	700,000	795,774
Reading School District
5.00%, 02/01/2018	1,450,000	1,492,746
5.00%, 02/01/2019	1,660,000	1,762,472
5.00%, 02/01/2020	1,000,000	1,089,090
5.00%, 02/01/2020	1,000,000	1,089,090
5.00%, 02/01/2021	1,000,000	1,111,400
5.00%, 02/01/2022	1,920,000	2,166,509
Redevelopment Authority of the City of Philadelphia
5.00%, 04/15/2023	1,335,000	1,492,143
School District of Philadelphia/The
5.00%, 09/01/2018	150,000	156,225
5.25%, 09/01/2023	1,750,000	1,893,028
5.00%, 09/01/2030	4,000,000	4,350,080
5.00%, 09/01/2031	1,000,000	1,080,150
State Public School Building Authority
4.00%, 12/01/2020	1,590,000	1,702,683
5.00%, 12/01/2022	7,370,000	8,340,039
5.00%, 04/01/2023	2,500,000	2,705,975
5.00%, 06/15/2025	3,000,000	3,435,240
5.00%, 06/01/2026	180,000	200,085
5.00%, 06/01/2029	500,000	561,580
5.00%, 12/01/2029	2,000,000	2,282,640
5.25%, 09/15/2030	1,000,000	1,092,440
5.00%, 12/01/2032	3,060,000	3,435,860
Susquehanna Area Regional Airport Authority
6.50%, 01/01/2038	475,000	486,519
Unionville-Chadds Ford School District
5.00%, 06/01/2026	1,000,000	1,214,370
		152,570,804
Puerto Rico - 0.20%
Puerto Rico Commonwealth Aqueduct & Sewer Authority
6.13%, 07/01/2024	420,000	340,200
5.25%, 07/01/2042	1,500,000	1,143,750
5.13%, 07/01/2047	1,000,000	1,027,090
Puerto Rico Electric Power Authority
5.00%, 07/01/2019	1,500,000	1,537,965
5.50%, 07/01/2019	500,000	529,970
5.25%, 07/01/2027	145,000	155,691
		4,734,666
Rhode Island - 0.43%
City of East Providence RI
2.00%, 07/27/2017	700,000	702,184
Providence Redevelopment Agency
5.00%, 04/01/2028	1,200,000	1,288,152
Rhode Island Commerce Corp.
5.00%, 06/15/2019	1,040,000	1,119,435
5.00%, 06/15/2020	3,200,000	3,531,104
5.00%, 06/15/2021	625,000	704,356
Rhode Island Health & Educational Building Corp.
5.00%, 09/01/2031	710,000	723,845
5.00%, 05/15/2034	600,000	639,276
5.00%, 09/01/2036	100,000	99,381
5.00%, 05/15/2039	600,000	631,818
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund
5.00%, 10/01/2028	500,000	592,135
		10,031,686
South Carolina - 0.66%
Lancaster County School District/SC
5.00%, 03/01/2023	445,000	523,614
Scago Educational Facilities Corp. for Sumter County School 17
4.00%, 12/01/2019	630,000	664,430
4.00%, 12/01/2021	1,895,000	2,022,590
Scago Educational Facilities Corp. for Union School District
5.00%, 12/01/2023	1,060,000	1,216,615
South Carolina Public Service Authority
5.00%, 12/01/2021	905,000	1,001,726
5.00%, 12/01/2021	2,000,000	2,213,760
5.00%, 12/01/2050	2,640,000	2,738,261
South Carolina State Housing Finance & Development Authority
1.05%, 01/01/2019	3,500,000	3,497,935
State of South Carolina
5.00%, 10/01/2020	975,000	1,097,655
University of South Carolina
4.00%, 05/01/2031	500,000	537,390
		15,513,976
South Dakota - 0.20%
South Dakota Health & Educational Facilities Authority
3.00%, 11/01/2017	450,000	454,734
5.00%, 09/01/2019	300,000	325,530
5.00%, 11/01/2029	800,000	905,912
5.00%, 11/01/2030	1,000,000	1,126,010
5.00%, 11/01/2042	145,000	155,921
5.00%, 11/01/2045	1,500,000	1,615,800
		4,583,907
Tennessee - 1.21%
Blount County Health & Educational Facilities Board
5.00%, 01/01/2037	1,240,000	1,260,956
Chattanooga Health Educational & Housing Facility Board
3.00%, 10/01/2018	500,000	508,850
3.00%, 10/01/2019	600,000	615,084
5.00%, 10/01/2021	1,000,000	1,116,340
5.00%, 10/01/2022	325,000	367,855
5.00%, 10/01/2030	500,000	551,490
5.00%, 10/01/2032	1,215,000	1,327,035
5.00%, 10/01/2035	2,260,000	2,433,116
Johnson City Health & Educational Facilities Board
5.00%, 08/15/2042	2,000,000	2,108,380
Knox County Health Educational & Housing Facility Board
5.00%, 04/01/2023	1,825,000	2,057,834
5.00%, 04/01/2024	1,000,000	1,134,690
5.00%, 04/01/2027	1,740,000	2,002,757
Shelby County Health Educational & Housing Facilities Board
5.00%, 09/01/2037	1,590,000	1,589,921
State of Tennessee
5.00%, 08/01/2018	1,000,000	1,053,480
5.00%, 08/01/2021	1,595,000	1,832,081
Tennessee Energy Acquisition Corp.
5.00%, 02/01/2019	1,100,000	1,164,218
5.25%, 09/01/2019	1,750,000	1,894,497
5.00%, 02/01/2023	1,310,000	1,473,527
0.00%, 09/01/2023	600,000	691,716
5.00%, 02/01/2027	2,725,000	3,079,087
		28,262,914
Texas - 10.50%
Alamito Public Facility Corp.
1.00%, 10/01/2018	700,000	698,649
Alamo Community College District
4.00%, 02/15/2020	1,000,000	1,073,530
4.00%, 02/15/2021	715,000	780,959
4.00%, 02/15/2022	665,000	735,077
4.00%, 02/15/2023	1,000,000	1,115,940
3.00%, 11/01/2046	2,100,000	2,174,319
Aledo Independent School District
5.00%, 02/15/2043	475,000	538,146
Austin Affordable Public Facility Corp, Inc.
1.15%, 11/01/2019	1,000,000	1,001,060
Austin Convention Enterprises, Inc.
5.25%, 01/01/2024	1,330,000	1,331,769
Board of Managers Joint Guadalupe County-City of Seguin Hospital
5.25%, 12/01/2035	525,000	556,027
Brazos Harbor Industrial Development Corp.
5.90%, 05/01/2038	1,000,000	1,035,940
Central Texas Regional Mobility Authority
5.00%, 01/01/2022	990,000	1,119,779
5.00%, 01/01/2022	500,000	565,545
5.00%, 01/01/2023	175,000	198,650
5.00%, 01/01/2024	175,000	199,988
5.00%, 01/01/2025	225,000	258,037
5.00%, 01/01/2026	150,000	172,407
5.00%, 01/01/2028	150,000	169,337
5.00%, 01/01/2034	1,475,000	1,617,706
4.00%, 01/01/2041	750,000	679,320
6.00%, 01/01/2041	2,125,000	2,467,996
5.00%, 01/01/2042	1,335,000	1,425,339
5.00%, 01/01/2046	1,600,000	1,744,032
Central Texas Turnpike System
5.00%, 08/15/2037	2,500,000	2,716,025
City of Austin TX
5.00%, 09/01/2019	610,000	665,406
5.00%, 09/01/2033	2,920,000	3,374,440
City of Austin TX Airport System Revenue
5.00%, 11/15/2044	255,000	278,042
City of Austin TX Water & Wastewater System Revenue
5.00%, 11/15/2020	1,350,000	1,519,519
City of Dallas TX Waterworks & Sewer System Revenue
5.00%, 10/01/2027	530,000	627,218
5.00%, 10/01/2028	2,750,000	3,236,090
5.00%, 10/01/2031	800,000	937,040
City of El Paso TX
5.00%, 08/15/2025	2,245,000	2,680,979
City of Houston TX Airport System Revenue
5.00%, 07/01/2017	1,500,000	1,514,835
City of Houston TX Combined Utility System Revenue
0.92%, 05/15/2034	10,000,000	10,000,000
City of San Antonio TX
5.00%, 02/01/2019	1,000,000	1,071,470
City of San Antonio TX Electric & Gas Systems Revenue
5.00%, 02/01/2018	4,000,000	4,134,680
5.00%, 02/01/2020	1,000,000	1,103,950
5.00%, 02/01/2023	4,000,000	4,689,920
3.00%, 12/01/2045	5,000,000	5,191,450
County of Comal TX
4.00%, 02/01/2023	1,000,000	1,110,540
County of Dallas TX
5.00%, 08/15/2024	1,400,000	1,671,320
County of El Paso TX
5.00%, 02/15/2031	1,280,000	1,461,798
County of Williamson TX
5.00%, 02/15/2021	1,000,000	1,133,620
Cypress-Fairbanks Independent School District
5.00%, 02/15/2021	4,720,000	5,339,311
5.00%, 02/15/2027	470,000	566,176
0.90%, 02/15/2040	1,535,000	1,527,770
3.00%, 02/15/2040	4,000,000	4,029,880
3.00%, 02/15/2040	5,000,000	5,117,700
5.00%, 02/15/2044	1,100,000	1,233,298
Dallas Area Rapid Transit
5.00%, 12/01/2028	2,160,000	2,302,214
Dallas County Community College District
5.00%, 02/15/2021	7,610,000	8,620,760
5.00%, 02/15/2022	7,665,000	8,840,198
Dallas Independent School District
5.00%, 02/15/2036	5,485,000	6,224,433
Dallas Love Field
5.00%, 11/01/2035	1,000,000	1,114,200
Dallas Performing Arts Cultural Facilities Corp.
0.95%, 09/01/2041	3,915,000	3,915,000
Dallas/Fort Worth International Airport
5.00%, 11/01/2017	1,000,000	1,023,520
5.00%, 11/01/2018	1,275,000	1,353,527
5.00%, 11/01/2023	245,000	283,029
5.00%, 11/01/2038	3,110,000	3,329,877
Fort Worth Independent School District
5.00%, 02/15/2026	1,365,000	1,656,455
Garland Independent School District
5.00%, 02/15/2021	1,000,000	1,129,600
5.00%, 02/15/2022	1,000,000	1,150,300
Harlandale Independent School District
5.00%, 08/01/2030	1,305,000	1,512,534
Harris County Cultural Education Facilities Finance Corp.
5.00%, 06/01/2018	3,000,000	3,135,360
5.00%, 01/01/2043	180,000	181,865
Harris County Flood Control District
5.00%, 10/01/2025	1,000,000	1,193,870
Harris County Health Facilities Development Corp.
7.25%, 12/01/2035	4,500,000	4,958,190
Houston Independent School District
0.95%, 06/01/2035	1,000,000	1,000,060
Love Field Airport Modernization Corp.
5.00%, 11/01/2028	250,000	277,235
5.25%, 11/01/2040	3,015,000	3,242,060
Lower Colorado River Authority
5.00%, 05/15/2020	1,070,000	1,184,094
5.00%, 05/15/2020	340,000	376,254
5.00%, 05/15/2021	800,000	905,744
5.00%, 05/15/2022	1,025,000	1,180,134
Midlothian Independent School District
2.50%, 08/01/2052	2,000,000	2,032,660
Mission Economic Development Corp.
1.25%, 01/01/2026	1,000,000	999,990
5.75%, 10/01/2031 (Acquired 05/09/2016 through 05/23/2016, Cost $2,348,912) (1)	2,250,000	2,360,925
New Hope Cultural Education Facilities Finance Corp.
5.00%, 04/01/2031	335,000	361,157
5.00%, 11/01/2031	1,000,000	1,055,230
5.00%, 07/01/2035	2,100,000	2,226,357
5.00%, 04/01/2036	355,000	370,173
5.00%, 11/01/2040	1,100,000	1,130,294
5.00%, 07/01/2047	1,075,000	1,126,675
5.00%, 04/01/2048	1,250,000	1,284,612
5.50%, 11/15/2052	150,000	135,969
Newark Higher Education Finance Corp.
5.00%, 04/01/2029	505,000	575,942
North East Independent School District/TX
1.42%, 08/01/2040	600,000	590,310
North Texas Municipal Water District
5.00%, 06/01/2017	2,230,000	2,244,138
North Texas Tollway Authority
5.00%, 01/01/2020	500,000	547,905
5.00%, 09/01/2020	1,445,000	1,615,351
5.00%, 01/01/2022	325,000	371,394
5.00%, 01/01/2023	3,500,000	4,054,155
5.00%, 01/01/2023	235,000	272,208
5.00%, 01/01/2031	1,900,000	2,132,674
5.00%, 01/01/2033	3,150,000	3,528,945
5.00%, 01/01/2036	550,000	617,787
5.00%, 01/01/2039	170,000	189,725
6.25%, 01/01/2039	65,000	70,161
6.25%, 01/01/2039	275,000	298,820
5.00%, 01/01/2040	2,000,000	2,193,880
Permanent University Fund - University of Texas System
5.00%, 07/01/2029	235,000	278,712
Plano Independent School District
5.00%, 02/15/2018	820,000	849,053
5.00%, 02/15/2020	550,000	607,128
5.00%, 02/15/2021	550,000	622,386
5.00%, 02/15/2022	1,225,000	1,414,054
State of Texas
5.00%, 08/01/2018	1,325,000	1,395,503
5.00%, 04/01/2019	2,000,000	2,153,440
5.00%, 08/01/2019	2,815,000	3,063,283
5.00%, 10/01/2019	1,950,000	2,132,676
5.00%, 04/01/2020	2,000,000	2,218,740
5.00%, 04/01/2020	2,845,000	2,960,450
2.00%, 08/01/2025	1,100,000	1,101,749
5.00%, 04/01/2027	5,000,000	6,041,000
Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 11/15/2035	1,750,000	1,795,465
5.00%, 11/15/2040	1,800,000	1,830,132
8.25%, 11/15/2044	500,000	531,105
Texas Municipal Gas Acquisition & Supply Corp I
5.25%, 12/15/2022	450,000	509,666
Texas Municipal Gas Acquisition & Supply Corp III
5.00%, 12/15/2028	2,000,000	2,166,460
Texas Municipal Gas Acquisition & Supply Corp. I
2.21%, 12/15/2026	2,000,000	1,844,240
6.25%, 12/15/2026	5,270,000	6,224,081
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2019	3,000,000	3,268,710
5.00%, 12/15/2032	3,000,000	3,190,530
Texas State University System
5.00%, 03/15/2026	800,000	961,528
5.00%, 03/15/2029	610,000	724,607
5.00%, 03/15/2032	1,325,000	1,541,465
Texas Transportation Commission State Highway Fund
5.00%, 10/01/2023	5,000,000	5,925,250
The University of Texas System
5.00%, 08/15/2021	505,000	579,796
5.00%, 08/15/2026	1,750,000	2,139,252
Travis County Health Facilities Development Corp.
7.00%, 11/01/2030	195,000	219,258
University of Houston
5.00%, 02/15/2030	860,000	1,003,861
University of Texas System/The
5.25%, 08/15/2018	1,170,000	1,238,188
5.00%, 08/15/2021	3,000,000	3,444,330
		245,046,077
Utah - 0.64%
City of Murray UT
0.86%, 05/15/2037	3,760,000	3,760,000
Salt Lake City Corp Airport Revenue
5.00%, 07/01/2022	1,500,000	1,717,890
5.00%, 07/01/2026	700,000	828,324
Tender Option Bond Trust Receipts/Certificates
0.99%, 01/01/2025 (Acquired 02/23/2017, Cost $200,000) (1)(4)	200,000	200,000
1.18%, 07/01/2047 (Acquired 02/23/2017, Cost $1,500,000) (1)(4)	1,500,000	1,500,000
Utah Transit Authority
0.00%, 06/15/2035	16,935,000	6,880,013
		14,886,227
Vermont - 0.09%
Vermont Educational & Health Buildings Financing Agency
5.00%, 10/15/2027	1,000,000	1,096,840
5.00%, 10/15/2029	890,000	959,198
		2,056,038
Virgin Islands - 0.13%
Virgin Islands Public Finance Authority
5.00%, 10/01/2032 (Acquired 09/14/2015 through 09/18/2015, Cost $3,237,369) (1)	3,000,000	3,129,990
Virginia - 2.74%
Chesapeake Bay Bridge & Tunnel District
5.00%, 07/01/2051	1,000,000	1,091,080
Chesterfield County Economic Development Authority
5.00%, 05/01/2023	200,000	213,042
City of Alexandria VA
4.50%, 06/15/2019	2,250,000	2,417,422
City of Norfolk VA Water Revenue
5.00%, 11/01/2017	1,000,000	1,023,870
County of Arlington VA
5.00%, 08/15/2020	1,630,000	1,829,414
County of Botetourt VA
4.75%, 07/01/2023	100,000	100,382
6.00%, 07/01/2034	1,500,000	1,568,715
Fairfax County Economic Development Authority
5.00%, 04/01/2017	1,785,000	1,785,000
Fairfax County Industrial Development Authority
5.00%, 05/15/2035	1,175,000	1,301,406
5.00%, 05/15/2044	975,000	1,081,217
Fredericksburg Economic Development Authority
5.00%, 06/15/2031	500,000	558,425
Greater Richmond Convention Center Authority
5.00%, 06/15/2020	1,000,000	1,100,850
Hanover County Economic Development Authority
5.00%, 07/01/2042	1,000,000	1,005,410
5.00%, 07/01/2047	2,000,000	2,006,240
Norfolk Economic Development Authority
5.00%, 11/01/2020	645,000	722,510
Richmond Metropolitan Transportation Authority/The Expressway System Revenue
5.25%, 07/15/2017	100,000	100,863
Stafford County Economic Development Authority
5.00%, 06/15/2030	150,000	168,179
5.00%, 06/15/2033	150,000	164,583
5.00%, 06/15/2034	500,000	544,950
4.00%, 06/15/2037	50,000	48,979
Virginia College Building Authority
5.00%, 02/01/2018	5,000,000	5,169,600
5.00%, 09/01/2023	1,000,000	1,185,450
5.00%, 07/01/2030 (Acquired 12/17/2015, Cost $521,670) (1)	500,000	538,995
5.00%, 07/01/2045 (Acquired 09/17/2015, Cost $1,000,000) (1)	1,000,000	1,012,970
5.00%, 07/01/2045 (Acquired 09/17/2015, Cost $500,000) (1)	500,000	506,700
Virginia Commonwealth Transportation Board
5.00%, 05/15/2020	1,365,000	1,517,157
5.00%, 05/15/2021	2,280,000	2,597,946
5.00%, 05/15/2022	2,000,000	2,322,820
Virginia Public School Authority
5.00%, 07/15/2018	1,510,000	1,588,852
5.00%, 08/01/2018	1,480,000	1,557,951
5.00%, 07/15/2020	3,000,000	3,357,060
5.00%, 08/01/2021	6,000,000	6,867,420
5.00%, 08/01/2022	2,505,000	2,926,667
5.00%, 08/01/2022	1,000,000	1,165,560
Virginia Resources Authority
5.00%, 11/01/2021	1,800,000	2,073,060
Virginia Small Business Financing Authority
5.00%, 01/01/2040	1,860,000	1,913,549
5.50%, 01/01/2042	3,595,000	3,843,846
Wise County Industrial Development Authority
1.88%, 11/01/2040	5,000,000	4,991,550
		63,969,690
Washington - 2.33%
City of Kent WA
5.00%, 12/01/2027	695,000	830,726
5.00%, 12/01/2028	860,000	1,021,775
City of Tacoma WA Solid Waste Utility Revenue
5.00%, 12/01/2031	460,000	529,580
Clark County Public Utility District No 1
5.00%, 01/01/2022	425,000	488,168
5.00%, 01/01/2023	750,000	874,935
County of King WA Sewer Revenue
0.95%, 01/01/2032	8,250,000	8,250,000
Energy Northwest
5.00%, 07/01/2018	1,000,000	1,050,000
5.00%, 07/01/2027	1,000,000	1,189,160
King County Public Hospital District No 1
5.00%, 12/01/2032	4,500,000	4,971,150
Port of Seattle WA
5.00%, 03/01/2021	900,000	1,017,216
Skagit County Public Hospital District No 1
5.00%, 12/01/2020	1,750,000	1,895,495
State of Washington
5.00%, 01/01/2019	2,000,000	2,135,740
5.00%, 07/01/2019	3,150,000	3,420,176
5.00%, 08/01/2019	730,000	794,736
5.00%, 02/01/2020	2,420,000	2,670,833
5.00%, 07/01/2021	1,200,000	1,371,840
5.00%, 08/01/2021	2,000,000	2,290,960
5.00%, 08/01/2027	235,000	283,361
5.00%, 08/01/2027	550,000	656,359
5.00%, 08/01/2028	235,000	281,415
5.00%, 08/01/2030	235,000	277,786
5.00%, 07/01/2031	5,000,000	5,783,000
Washington Health Care Facilities Authority
5.00%, 10/01/2017	1,150,000	1,173,000
5.00%, 10/01/2021	1,510,000	1,720,268
0.00%, 01/01/2042	5,000,000	4,997,150
Washington Higher Education Facilities Authority
5.00%, 10/01/2029	1,855,000	2,009,410
Washington State Housing Finance Commission
4.00%, 07/01/2026 (Acquired 07/21/2016, Cost $1,452,545) (1)	1,425,000	1,407,587
5.00%, 07/01/2031 (Acquired 07/21/2016, Cost $1,076,611) (1)	1,000,000	1,024,460
		54,416,286
West Virginia - 0.38%
County of Pleasants WV
5.25%, 10/15/2037	1,275,000	1,223,936
School Building Authority of West Virginia
5.00%, 07/01/2020	500,000	556,625
5.00%, 07/01/2022	695,000	806,450
5.00%, 07/01/2024	500,000	595,410
West Virginia Economic Development Authority
1.20%, 02/01/2018	3,500,000	3,498,215
5.38%, 12/01/2038	885,000	973,004
1.70%, 01/01/2041	1,115,000	1,085,687
		8,739,327
Wisconsin - 0.58%
County of La Crosse WI
3.00%, 10/01/2017	510,000	515,488
Public Finance Authority
5.00%, 12/01/2025	500,000	551,640
4.13%, 05/01/2026 (Acquired 05/12/2016, Cost $800,000) (1)	800,000	781,912
4.00%, 08/01/2035 (4)	2,750,000	2,592,645
5.00%, 01/01/2042	600,000	595,740
State of Wisconsin
5.00%, 05/01/2018	1,000,000	1,043,540
5.00%, 11/01/2020	2,005,000	2,260,116
5.00%, 05/01/2034	2,000,000	2,288,260
Wisconsin Health & Educational Facilities Authority
5.00%, 12/01/2022	560,000	640,058
4.00%, 02/15/2025	270,000	295,504
4.00%, 02/15/2026	510,000	551,371
5.00%, 02/15/2027	300,000	345,747
4.00%, 02/15/2031	460,000	479,242
4.00%, 02/15/2033	550,000	564,943
		13,506,206
Total Municipal Bonds (Cost $2,282,622,243)		$2,269,546,244

SHORT-TERM INVESTMENTS - 2.66%
Money Market Funds - 2.66%
Fidelity Institutional Money Market Government Funds - Class I, 0.56% (3)	31,003,242	$31,003,242
Goldman Sachs Financial Square Treasury Solutions Fund - Class I, 0.57% (3)	31,003,242	31,003,242
Total Short-Term Investments (Cost $62,006,484)		$62,006,484
TOTAL INVESTMENTS IN SECURITIES - 99.93%
(Cost $2,344,628,727)		$2,331,552,728
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.07%		1,589,539
TOTAL NET ASSETS - 100.00%		$2,333,142,267

Percentages are stated as a percent of net assets.

(1)	Restricted security as defined in Rule 144(A) under the Securities Act of 1933. The value of these securities total $33,893,261, which represents 1.45% of total net assets.
(2)	Security is treated as illiquid by the Fund. The value of these securities total $10,191,641, which represents 0.44% of total net assets.
(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)	Security is categorized as Level 3 per the Trust's fair value hierarchy. The value of these securities total $14,484,285, which represents 0.62% of total net assets.

MUNICIPAL BONDS
Education	13.67%
General Obligation	24.29%
General Revenue	21.42%
Healthcare	14.58%
Housing	2.70%
Transportation	12.10%
Utilities	8.51%
Total Municipal Bonds	97.27%
SHORT-TERM INVESTMENTS	2.66%
TOTAL INVESTMENTS	99.93%
Other Assets in Excess of Liabilities	0.07%
TOTAL NET ASSETS	100.00%

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Large Cap Growth Fund
Schedule of Investments
March 31, 2017 (Unaudited)

		Shares	Value
COMMON STOCKS - 95.12%
Consumer Discretionary - 16.60%
Adidas AG		72,624	$13,815,455
Adient Plc		618	44,917
Advance Auto Parts, Inc.		2,340	346,928
Amazon.com, Inc. (1)		131,575	116,646,501
AMC Networks, Inc. (1)		1,700	99,756
Aramark		3,285	121,118
AutoNation, Inc. (1)		885	37,427
AutoZone, Inc. (1)		15,758	11,393,822
Bed Bath & Beyond, Inc.		478	18,862
Borgwarner, Inc.		759	31,719
Brinker International, Inc.		1,483	65,193
Brunswick Corp.		2,314	141,617
Burlington Stores, Inc. (1)		1,268	123,364
Cabela's, Inc. (1)		206	10,941
Cable One, Inc.		148	92,422
CalAtlantic Group, Inc.		210	7,865
CarMax, Inc. (1)		6,370	377,231
Carter's, Inc.		1,577	141,615
CBS Corp.		11,858	822,471
Charter Communications, Inc. (1)		30,255	9,903,067
Chipotle Mexican Grill, Inc. (1)		65,522	29,191,361
Choice Hotels International, Inc.		739	46,261
Cinemark Holdings, Inc.		3,330	147,652
Clear Channel Outdoor Holdings, Inc.		338	2,045
Coach, Inc.		1,752	72,410
Comcast Corp. - Class A		633,398	23,809,431
D. R. Horton, Inc.		5,816	193,731
Darden Restaurants, Inc.		3,669	306,985
Delphi Automotive Plc		166,760	13,422,512
Dick's Sporting Goods, Inc.		2,149	104,570
Discovery Communications, Inc. - Class A (1)		4,748	138,119
Discovery Communications, Inc. - Class C (1)		6,259	177,192
DISH Network Corp. (1)		5,343	339,227
Dollar General Corp.		9,096	634,264
Dollar Tree, Inc. (1)		7,203	565,147
Domino's Pizza, Inc.		1,571	289,535
Dunkin' Brands Group, Inc.		2,891	158,080
Expedia, Inc.		63,064	7,956,785
Extended Stay America, Inc.		233	3,714
Five Below, Inc. (1)		84,900	3,677,019
Foot Locker, Inc.		3,822	285,924
Gap, Inc.		326	7,919
Gentex Corp.		5,671	120,962
Genuine Parts Co.		4,649	429,614
Grand Canyon Education, Inc. (1)		102,774	7,359,646
Groupon, Inc. (1)		10,943	43,006
Hanesbrands, Inc.		11,871	246,442
Harley-Davidson, Inc.		6,058	366,509
Hasbro, Inc.		3,731	372,428
Hilton Grand Vacations, Inc. (1)		1,532	43,919
Hilton Worldwide Holdings, Inc.		4,845	283,239
Home Depot, Inc.		39,986	5,871,144
Hyatt Hotels Corp. (1)		31	1,673
Industria de Diseno Textil SA - ADR		648,661	11,400,217
Interpublic Group of Companies, Inc.		12,632	310,368
Kate Spade & Co. (1)		4,132	95,986
L Brands, Inc.		1,327	62,502
Las Vegas Sands Corp.		11,631	663,781
Lear Corp.		1,836	259,941
Leggett & Platt, Inc.		4,253	214,011
Lennar Corp. - Class A		3,071	157,204
Lennar Corp. - Class B		157	6,563
Liberty Expedia Holdings, Inc. (1)		381	17,328
Liberty Interactive Corp. (1)		7,850	157,157
Liberty Ventures (1)		492	21,884
Lions Gate Entertainment Corp. (1)		2,593	63,205
Lions Gate Entertainment Corp. (1)		1,096	29,096
Live Nation Entertainment, Inc. (1)		2,273	69,031
LKQ Corp. (1)		9,578	280,348
Lowes Companies, Inc.		883,119	72,601,213
Lululemon Athletica, Inc. (1)		3,062	158,826
Marriott International, Inc.		137,286	12,929,595
Mattel, Inc.		10,766	275,717
McDonald's Corp.		26,731	3,464,605
MGM Resorts International		1,448	39,675
Michael Kors Holdings Ltd. (1)		5,093	194,094
Mohawk Industries, Inc. (1)		1,632	374,528
Morningstar, Inc.		580	45,588
Murphy USA, Inc. (1)		698	51,247
Netflix, Inc. (1)		157,667	23,304,759
Newell Brands, Inc.		276,924	13,062,505
Nike, Inc.		906,000	50,491,380
Nordstrom, Inc.		3,894	181,344
Norwegian Cruise Line Holdings Ltd. (1)		469	23,792
NVR, Inc. (1)		118	248,612
Omnicom Group, Inc.		7,633	658,041
O'Reilly Automotive, Inc. (1)		3,020	814,917
Panera Bread Co. (1)		704	184,356
Polaris Industries, Inc.		1,896	158,885
Pool Corp.		1,269	151,430
Pulte Group, Inc.		2,993	70,485
Ralph Lauren Corp.		170	13,875
Regal Entertainment Group		847	19,125
Ross Stores, Inc.		173,959	11,458,679
Sally Beauty Holdings, Inc. (1)		4,613	94,290
Scripps Networks Interactive, Inc.		2,600	203,762
Service Corp. International		5,876	181,451
ServiceMaster Global Holdings, Inc. (1)		4,262	177,939
Signet Jewelers Ltd.		2,006	138,956
Sirius XM Holdings, Inc.		56,009	288,446
Six Flags Entertainment Corp.		2,254	134,090
Skechers USA, Inc. (1)		4,109	112,792
Starbucks Corp.		1,108,746	64,739,679
Steven Madden Ltd. (1)		95,827	3,694,131
Target Corp.		2,020	111,484
Tempur Sealy International, Inc. (1)		1,478	68,668
Tesla, Inc. (1)		40,973	11,402,786
The Madison Square Garden Co. (1)		45	8,987
The Michaels Companies, Inc. (1)		393,609	8,812,906
The Priceline Group, Inc. (1)		26,609	47,363,222
Thor Industries, Inc.		1,506	144,772
Time Warner, Inc.		16,628	1,624,722
TJX Companies, Inc.		21,179	1,674,835
Toll Brothers, Inc. (1)		2,332	84,209
Tractor Supply Co.		4,207	290,157
Tribune Media Co.		139	5,181
TripAdvisor, Inc. (1)		3,597	155,247
Tupperware Brands Corp.		1,609	100,916
Twenty-First Century Fox, Inc. - Class A		26,759	866,724
Twenty-First Century Fox, Inc. - Class B		12,518	397,822
Ulta Beauty, Inc. (1)		29,933	8,537,790
Under Armour, Inc. (1)		5,799	106,122
Under Armour, Inc. (1)		5,792	114,566
Urban Outfitters, Inc. (1)		2,082	49,468
Vail Resorts, Inc.		33,698	6,466,646
VF Corp.		10,967	602,856
Viacom, Inc. - Class A		260	12,675
Viacom, Inc. - Class B		9,953	464,009
Vista Outdoor, Inc. (1)		297	6,115
Visteon Corp. (1)		1,146	112,251
Walt Disney Co.		52,125	5,910,454
Wendy's Co.		3,745	50,969
Whirlpool Corp.		246	42,147
Williams-Sonoma, Inc.		2,788	149,493
Wyndham Worldwide Corp.		3,339	281,444
Wynn Resorts Ltd.		2,302	263,832
Yum China Holdings, Inc. (1)		10,967	298,302
Yum! Brands, Inc.		11,134	711,463
			622,755,427
Consumer Staples - 8.57%
Altria Group, Inc.		62,640	4,473,749
Blue Buffalo Pet Products, Inc. (1)		1,872	43,056
Brown Forman Corp. - Class A		1,523	71,688
Brown Forman Corp. - Class B		5,599	258,562
Campbell Soup Co.		5,876	336,342
Casey's General Stores, Inc.		1,220	136,945
Church & Dwight Co., Inc.		8,282	413,023
Clorox Co.		3,554	479,186
Coca Cola Co.		943,463	40,040,570
Colgate Palmolive Co.		373,420	27,330,610
Conagra Brands, Inc.		11,186	451,243
Constellation Brands, Inc.		5,317	861,726
Costco Wholesale Corp.		290,839	48,770,792
Coty, Inc.		964	17,477
CVS Health Corp.		32,428	2,545,598
Dr Pepper Snapple Group, Inc.		5,972	584,778
Energizer Holdings, Inc.		563	31,387
Flowers Foods, Inc.		4,830	93,750
General Mills, Inc.		19,081	1,125,970
Herbalife Ltd. (1)		83,516	4,855,620
Hormel Foods Corp.		7,456	258,201
Ingredion, Inc.		1,593	191,845
Kellogg Co.		181,318	13,165,500
Kimberly-Clark Corp.		9,850	1,296,555
Kraft Heinz Co.		2,412	219,034
Kroger Co.		603,347	17,792,703
Lamb Weston Holdings, Inc.		3,626	152,510
Lauder Estee Companies, Inc.		6,983	592,089
McCormick & Co, Inc.		3,789	369,617
Mead Johnson Nutrition Co.		2,126	189,384
Molson Coors Brewing Co.		216,145	20,687,238
Mondelez International, Inc.		825,062	35,543,671
Monster Beverage Corp. (1)		227,293	10,494,118
Nu Skin Enterprises, Inc.		529	29,381
PepsiCo, Inc.		40,260	4,503,484
Philip Morris International, Inc.		5,371	606,386
Pilgrim's Pride Corp.		165	3,713
Post Holdings, Inc. (1)		1,184	103,624
Procter & Gamble Co.		249,211	22,391,608
Reynolds American, Inc.		16,403	1,033,717
Rite Aid Corp. (1)		32,535	138,274
Spectrum Brands Holdings, Inc.		779	108,289
Sprouts Farmers Market, Inc. (1)		232,014	5,364,164
Sysco Corp.		16,837	874,177
The Hain Celestial Group, Inc. (1)		2,395	89,094
The Hershey Co.		4,520	493,810
TreeHouse Foods, Inc. (1)		562	47,579
Tyson Foods, Inc.		104,395	6,442,215
US Foods Holding Corp. (1)		1,523	42,613
Walgreens Boots Alliance, Inc.		204,811	17,009,553
WhiteWave Foods Co. (1)		5,466	306,916
Whole Foods Market, Inc.		942,068	27,998,261
			321,461,395
Energy - 3.83%
Apache Corp.		8,615	442,725
Cabot Oil & Gas Corp.		10,234	244,695
Chesapeake Energy Corp. (1)		1,168	6,938
Cimarex Energy Co.		72,345	8,644,504
Concho Resources, Inc. (1)		48,826	6,266,329
ConocoPhillips		120,375	6,003,101
Continental Resources, Inc. (1)		1,219	55,367
Core Laboratories NV		245,301	28,337,172
Devon Energy Corp.		1,476	61,579
Diamondback Energy, Inc. (1)		754	78,201
EOG Resources, Inc.		186,080	18,152,104
Newfield Exploration Co. (1)		1,507	55,623
ONEOK, Inc.		7,049	390,797
Parsley Energy, Inc. (1)		536	17,425
Pioneer Natural Resources Co.		38,485	7,167,062
Schlumberger Ltd.		862,855	67,388,975
Southwestern Energy Co. (1)		15,687	128,163
The Williams Companies, Inc.		3,965	117,324
			143,558,084
Financials - 6.03%
Affiliated Managers Group, Inc.		38,302	6,279,230
Ameriprise Financial, Inc.		1,437	186,350
AmTrust Financial Services, Inc.		104	1,920
Aon Plc		171,892	20,401,861
Arthur J. Gallagher & Co.		3,779	213,665
Artisan Partners Asset Management, Inc.		1,303	35,963
Bank of America Corp.		1,431,970	33,780,172
Brown & Brown, Inc.		160	6,675
CBOE Holdings, Inc.		2,551	206,809
Charles Schwab Corp.		417,638	17,043,807
Citigroup, Inc.		220,645	13,198,984
Citizens Financial Group, Inc.		6,854	236,806
Commerce Bancshares, Inc.		226,470	12,718,555
Credit Acceptance Corp. (1)		270	53,841
Discover Financial Services		4,085	279,373
Donnelley Financial Solutions, Inc. (1)		403	7,774
Eaton Vance Corp.		3,458	155,472
Erie Indemnity Co.		558	68,467
Federated Investors, Inc.		2,137	56,288
First Hawaiian, Inc.		65	1,945
First Republic Bank		4,015	376,647
Interactive Brokers Group, Inc.		180	6,250
Intercontinental Exchange, Inc.		775,663	46,438,944
Invesco Ltd.		2,291	70,173
Lazard Ltd.		535	24,605
Lincoln National Corp.		1,725	112,901
LPL Financial Holdings, Inc.		466	18,561
MarketAxess Holdings, Inc.		1,168	218,988
Marsh & McLennan Companies, Inc.		16,710	1,234,702
Moody's Corp.		4,843	542,610
Morgan Stanley		226,529	9,704,502
MSCI, Inc.		2,714	263,774
S&P Global, Inc.		8,477	1,108,283
SEI Investments Co.		4,020	202,769
Signature Bank (1)		56,891	8,442,055
State Street Corp.		349,716	27,840,891
SVB Financial Group (1)		1,205	224,238
T. Rowe Price Group, Inc.		6,028	410,808
TD Ameritrade Holding Corp.		6,987	271,515
The Goldman Sachs Group, Inc.		53,216	12,224,779
The Progressive Corp.		1,755	68,761
Western Alliance Bancorp (1)		1,699	83,404
Willis Towers Watson Plc		87,358	11,434,289
XL Group Ltd.		2,773	110,532
			226,368,938
Healthcare - 13.58%
Abbott Laboratories		5,294	235,107
AbbVie, Inc.		52,132	3,396,921
ABIOMED, Inc. (1)		1,248	156,250
Acadia Healthcare Co., Inc. (1)		721	31,436
ACADIA Pharmaceuticals, Inc. (1)		3,022	103,896
Aetna, Inc.		3,614	460,966
Agilent Technologies, Inc.		2,674	141,374
Agios Pharmaceuticals, Inc. (1)		986	57,582
Akorn, Inc. (1)		2,673	64,366
Alere, Inc. (1)		554	22,010
Alexion Pharmaceuticals, Inc. (1)		111,992	13,577,910
Align Technology, Inc. (1)		49,134	5,636,161
Alkermes Plc (1)		4,735	276,998
Allergan Plc		147,821	35,317,393
Alnylam Pharmaceuticals, Inc. (1)		2,010	103,012
AmerisourceBergen Corp.		5,319	470,731
Amgen, Inc.		24,195	3,969,674
Anthem, Inc.		2,261	373,924
AquaBounty Technologies, Inc. (1)		23	255
Athenahealth, Inc. (1)		1,229	138,496
Baxter International, Inc.		1,765	91,533
Becton Dickinson and Co.		6,687	1,226,663
Biogen, Inc. (1)		7,010	1,916,674
BioMarin Pharmaceutical, Inc. (1)		218,711	19,198,452
Bio-Techne Corp.		1,176	119,540
Bioverativ, Inc. (1)		3,460	188,432
Boston Scientific Corp. (1)		43,408	1,079,557
Bristol Myers Squibb Co.		436,346	23,728,495
Bruker Corp.		3,368	78,575
C.R. Bard, Inc.		2,354	585,063
Cardinal Health, Inc.		9,745	794,705
Celgene Corp. (1)		212,790	26,477,460
Centene Corp. (1)		3,866	275,491
Cerner Corp. (1)		482,621	28,402,246
Charles River Laboratories International, Inc. (1)		1,482	133,306
Cigna Corp.		2,748	402,555
Danaher Corp.		184,607	15,789,437
DaVita, Inc. (1)		1,908	129,687
DexCom, Inc. (1)		2,587	219,197
Edwards Lifesciences Corp. (1)		95,496	8,983,309
Eli Lilly & Co.		205,546	17,288,474
Envision Healthcare Corp. (1)		2,585	158,512
Express Scripts Holding Co. (1)		17,220	1,134,970
Gilead Sciences, Inc.		42,490	2,885,921
HCA Holdings, Inc. (1)		6,618	588,936
Henry Schein, Inc. (1)		2,626	446,341
Hill-Rom Holdings, Inc.		1,900	134,140
Hologic, Inc. (1)		8,872	377,504
Humana, Inc.		53,610	11,051,165
IDEXX Laboratories, Inc. (1)		2,838	438,783
Illumina, Inc. (1)		54,787	9,348,854
Incyte Corp. (1)		5,230	699,094
Inovalon Holdings, Inc. (1)		1,701	21,433
Intercept Pharmaceuticals, Inc. (1)		515	58,247
Intrexon Corp. (1)		1,558	30,880
Intuitive Surgical, Inc. (1)		1,209	926,662
Ionis Pharmaceuticals, Inc. (1)		3,797	152,639
Johnson & Johnson		248,819	30,990,406
Juno Therapeutics, Inc. (1)		1,609	35,704
Laboratory Corp. of America Holdings (1)		1,446	207,458
McKesson Corp.		6,816	1,010,540
MEDNAX, Inc. (1)		156,795	10,878,437
Medtronic Plc		201,970	16,270,703
Mettler-Toledo International, Inc. (1)		840	402,284
Mylan (1)		4,575	178,379
Neurocrine Biosciences, Inc. (1)		2,750	119,075
Novo Nordisk A/S - ADR		799,307	27,400,244
OPKO Health, Inc. (1)		9,495	75,960
Patheon NV (1)		465	12,248
Patterson Companies, Inc.		2,640	119,407
PerkinElmer, Inc.		756	43,893
Pfizer, Inc.		994,751	34,030,432
Premier, Inc. (1)		319	10,154
Quintiles IMS Holdings, Inc. (1)		3,549	285,801
Regeneron Pharmaceuticals, Inc. (1)		75,137	29,116,339
ResMed, Inc.		4,711	339,051
Seattle Genetics, Inc. (1)		3,033	190,654
Shire Plc - ADR		91,848	16,002,677
Stryker Corp.		10,840	1,427,086
Teleflex, Inc.		258	49,982
Tenet Healthcare Corp. (1)		2,615	46,312
The Cooper Companies, Inc.		1,178	235,470
Thermo Fisher Scientific, Inc.		73,249	11,251,046
United Therapeutics Corp. (1)		367	49,684
UnitedHealth Group, Inc.		297,219	48,746,888
Universal Health Services, Inc.		689	85,746
Varex Imaging Corp. (1)		1,299	43,646
Varian Medical Systems, Inc. (1)		2,997	273,117
VCA, Inc. (1)		2,445	223,718
Veeva Systems, Inc. (1)		79,904	4,097,477
Vertex Pharmaceuticals, Inc. (1)		7,933	867,474
VWR Corp. (1)		104	2,933
Waters Corp. (1)		2,535	396,246
WellCare Health Plans, Inc. (1)		1,285	180,170
West Pharmaceutical Services, Inc.		2,255	184,031
Zimmer Holdings, Inc.		3,229	394,293
Zoetis, Inc.		619,028	33,037,524
			509,410,083
Industrials - 8.68%
3M Co.		18,882	3,612,693
A.O. Smith Corp.		4,570	233,801
Acuity Brands, Inc.		1,370	279,480
Air Lease Corp.		1,498	58,047
Alaska Air Group, Inc.		3,096	285,513
Allegion Plc		3,018	228,463
AMERCO		120	45,743
AMETEK, Inc.		1,378	74,522
Avis Budget Group, Inc. (1)		2,539	75,104
B/E Aerospace, Inc.		3,205	205,473
Boeing Co.		93,171	16,478,223
BWX Technologies, Inc.		204,876	9,752,098
C.H. Robinson Worldwide, Inc.		4,765	368,287
Carlisle Companies, Inc.		621	66,081
Cintas Corp.		2,918	369,244
Clean Harbors, Inc. (1)		95	5,284
Copart, Inc. (1)		3,075	190,435
Covanta Holding Corp.		3,544	55,641
CSX Corp.		142,445	6,630,815
Deere & Co.		64,464	7,017,551
Delta Air Lines, Inc.		18,475	849,111
Donaldson Co., Inc.		3,686	167,787
Dun & Bradstreet Corp.		90,715	9,791,777
Eaton Corp. Plc		162,530	12,051,599
Emerson Electric Co.		3,277	196,161
Equifax, Inc.		3,766	514,963
Expeditors International of Washington, Inc.		4,026	227,429
Fastenal Co.		227,253	11,703,529
FedEx Corp.		8,036	1,568,225
Flowserve Corp.		2,491	120,614
Fortive Corp.		2,548	153,441
Fortune Brands Home & Security, Inc.		5,192	315,933
General Dynamics Corp.		3,277	613,454
General Electric Co.		54,664	1,628,987
Graco, Inc.		1,739	163,709
HD Supply Holdings, Inc. (1)		6,321	259,951
HEICO Corp.		661	57,639
Heico Corp. - Class A		1,158	86,850
Herc Holdings, Inc. (1)		108	5,280
Hertz Global Holdings, Inc. (1)		326	5,718
Hexcel Corp.		2,911	158,795
Honeywell International, Inc.		195,771	24,445,925
Hubbell, Inc.		1,117	134,096
Huntington Ingalls Industries, Inc.		1,225	245,294
IDEX Corp.		2,217	207,312
Illinois Tool Works, Inc.		9,519	1,260,982
Ingersoll-Rand Plc		4,414	358,946
J.B. Hunt Transportation Services, Inc.		2,790	255,955
JetBlue Airways Corp. (1)		913	18,817
Johnson Controls International Plc		419,687	17,677,216
Kansas City Southern		324,150	27,799,104
KAR Auction Services, Inc.		4,335	189,309
Landstar System, Inc.		1,310	112,201
Lennox International, Inc.		1,156	193,399
Lincoln Electric Holdings, Inc.		1,218	105,795
Lockheed Martin Corp.		8,139	2,177,996
LSC Communications, Inc.		403	10,139
Masco Corp.		6,766	229,976
MSC Industrial Direct Co., Inc.		589	60,526
Nielsen Holdings Plc		9,415	388,934
Nordson Corp.		1,798	220,866
Northrop Grumman Corp.		5,344	1,271,017
Old Dominion Freight Line, Inc.		1,318	112,781
PACCAR, Inc.		997	66,998
Parker-Hannifin Corp.		47,740	7,653,677
Pitney Bowes, Inc.		5,943	77,913
Quanta Services, Inc. (1)		1,309	48,577
Raytheon Co.		228,638	34,867,295
Robert Half International, Inc.		4,010	195,808
Rockwell Automation, Inc.		73,217	11,400,619
Rockwell Collins, Inc.		4,325	420,217
Rollins, Inc.		3,097	114,992
Roper Technologies, Inc.		1,615	333,481
RR Donnelley & Sons Co.		1,398	16,930
Snap-on, Inc.		1,329	224,162
Southwest Airlines Co.		20,479	1,100,951
Spirit AeroSystems Holdings, Inc.		1,922	111,322
Stanley Black & Decker, Inc.		592	78,659
Stericycle, Inc. (1)		2,458	203,744
Textron, Inc.		2,622	124,781
The Middleby Corp. (1)		1,795	244,928
The Toro Co.		3,343	208,804
TransDigm Group, Inc.		49,638	10,928,302
TransUnion (1)		1,657	63,546
Union Pacific Corp.		311,131	32,954,996
United Parcel Service, Inc.		176,742	18,964,417
United Rentals, Inc. (1)		2,373	296,744
United Technologies Corp.		247,060	27,722,603
Valmont Industries, Inc.		554	86,147
Verisk Analytics, Inc. (1)		138,194	11,213,061
W.W. Grainger, Inc.		1,796	418,037
WABCO Holdings, Inc. (1)		1,658	194,682
Wabtec Corp.		2,709	211,302
Waste Management, Inc.		11,704	853,456
Watsco, Inc.		832	119,126
Welbilt, Inc. (1)		1,582	31,055
Xylem, Inc.		2,926	146,944
			325,848,312
Information Technology - 34.21%
Accenture Plc		108,118	12,961,186
Activision Blizzard, Inc.		125,921	6,278,421
Acxiom Corp. (1)		149,845	4,266,087
Adobe Systems, Inc. (1)		221,755	28,856,978
Advanced Micro Devices, Inc. (1)		241,020	3,506,841
Akamai Technologies, Inc. (1)		86,308	5,152,588
Alibaba Group Holding Ltd. - ADR (1)		148,072	15,966,604
Alliance Data Systems Corp.		113,862	28,351,638
Alphabet, Inc. - Class A (1)		152,998	129,711,704
Alphabet, Inc. - Class C (1)		62,161	51,566,279
Amphenol Corp.		9,699	690,278
Analog Devices, Inc.		78,090	6,399,451
ANSYS, Inc. (1)		749	80,046
Apple, Inc.		1,079,855	155,131,969
Applied Materials, Inc.		244,911	9,527,038
Arista Networks, Inc. (1)		1,231	162,824
ARRIS International Plc (1)		1,447	38,273
Atlassian Corporation Plc (1)		918	27,494
Autodesk, Inc. (1)		5,569	481,551
Automatic Data Processing, Inc.		322,122	32,982,072
Black Knight Financial Services, Inc. (1)		761	29,146
Booz Allen Hamilton Holding Corp.		156,625	5,542,959
Broadcom Ltd.		12,136	2,657,299
Broadridge Financial Solutions, Inc.		3,702	251,551
Cadence Design Systems, Inc. (1)		9,057	284,390
CDK Global, Inc.		4,719	306,782
CDW Corp.		5,490	316,828
Cisco Systems, Inc.		1,261,120	42,625,856
Citrix Systems, Inc. (1)		5,183	432,210
Cognex Corp.		2,553	214,324
Cognizant Technology Solutions - Class A (1)		19,443	1,157,247
CommerceHub, Inc. (1)		113	1,755
CommerceHub, Inc. (1)		56	867
CommScope Holding Co., Inc. (1)		4,013	167,382
CoreLogic, Inc. (1)		1,638	66,699
CoStar Group, Inc. (1)		34,284	7,104,330
Cree, Inc. (1)		1,048	28,013
CSRA, Inc.		383,365	11,228,761
Dell Technologies, Inc. - VMware, Inc. (1)		771	49,406
DST Systems, Inc.		1,034	126,665
eBay, Inc. (1)		841,549	28,250,800
Electronic Arts, Inc. (1)		9,376	839,340
Euronet Worldwide, Inc. (1)		1,569	134,181
F5 Networks, Inc. (1)		2,111	300,965
Facebook, Inc. (1)		785,566	111,589,650
FactSet Research Systems, Inc.		1,266	208,776
Fidelity National Information Services, Inc.		161,432	12,853,216
FireEye, Inc. (1)		806	10,164
First Data Corp. (1)		9,854	152,737
Fiserv, Inc. (1)		7,133	822,506
Fitbit, Inc. (1)		3,020	17,878
FleetCor Technologies, Inc. (1)		233,378	35,340,431
Fortinet, Inc. (1)		4,560	174,876
Gartner, Inc. (1)		2,517	271,811
Genpact Ltd.		4,680	115,877
Global Payments, Inc.		5,070	409,048
GoDaddy, Inc. (1)		1,468	55,637
Guidewire Software, Inc. (1)		94,776	5,338,732
Intel Corp.		13,744	495,746
InterActiveCorp (1)		1,749	128,936
International Business Machines Corp.		19,377	3,374,311
Intuit, Inc.		7,843	909,710
IPG Photonics Corp. (1)		921	111,165
J2 Global, Inc.		104,830	8,796,285
Jack Henry & Associates, Inc.		2,474	230,329
KLA-Tencor Corp.		4,953	470,882
Lam Research Corp.		4,048	519,601
Leidos Holdings, Inc.		2,035	104,070
Manhattan Associates, Inc. (1)		2,258	117,529
Mastercard, Inc.		306,006	34,416,495
Match Group, Inc. (1)		690	11,268
Maxim Integrated Products, Inc.		9,319	418,982
MaxLinear, Inc. (1)		151,489	4,249,266
Microchip Technology, Inc.		6,690	493,588
Microsoft Corp.		1,827,750	120,375,615
Motorola Solutions, Inc.		195,393	16,846,784
National Instruments Corp.		2,567	83,582
NCR Corp. (1)		3,876	177,056
Nuance Communications, Inc. (1)		5,376	93,059
Nutanix, Inc. (1)		315	5,913
NVIDIA Corp.		133,152	14,504,247
ON Semiconductor Corp. (1)		1,421	22,011
Oracle Corp.		9,493	423,483
Palo Alto Networks, Inc. (1)		89,681	10,105,255
Pandora Media, Inc. (1)		5,815	68,675
Paychex, Inc.		10,374	611,029
PayPal Holdings, Inc. (1)		36,350	1,563,777
PTC, Inc. (1)		1,631	85,709
Qorvo, Inc. (1)		415	28,452
QUALCOMM, Inc.		9,831	563,710
Red Hat, Inc. (1)		740,019	64,011,643
Sabre Corp.		6,530	138,371
Salesforce.com, Inc. (1)		650,756	53,680,862
SAP SE - ADR		278,199	27,310,796
ServiceNow, Inc. (1)		5,149	450,383
Skyworks Solutions, Inc.		5,608	549,472
Splunk, Inc. (1)		93,479	5,822,807
Square, Inc. (1)		1,638	28,305
SS&C Technologies Holdings, Inc.		4,866	172,256
Symantec Corp.		2,791	85,628
Synopsys, Inc. (1)		460	33,180
Tableau Software, Inc. (1)		1,734	85,920
Tencent Holdings Ltd. - ADR		440,444	12,711,214
Teradata Corp. (1)		4,085	127,125
Texas Instruments, Inc.		218,538	17,605,421
The Western Union Co.		15,482	315,059
Total System Services, Inc.		5,227	279,435
Trimble, Inc. (1)		6,259	200,351
Twilio, Inc. (1)		418	12,068
Twitter, Inc. (1)		17,648	263,838
Tyler Technologies, Inc. (1)		1,039	160,588
Ultimate Software Group, Inc. (1)		27,791	5,425,081
Vantiv, Inc. (1)		411,418	26,380,122
VeriFone Systems, Inc. (1)		3,633	68,046
VeriSign, Inc. (1)		2,867	249,744
Versum Materials, Inc. (1)		2,575	78,795
Visa, Inc.		834,765	74,185,566
VMware, Inc. (1)		826	76,108
WEX, Inc. (1)		1,213	125,545
Workday, Inc. (1)		126,838	10,563,069
Xilinx, Inc.		2,541	147,098
Yelp, Inc. (1)		1,583	51,843
Zebra Technologies Corp. (1)		1,297	118,351
Zillow Group, Inc. - Class A (1)		1,172	39,625
Zillow Group, Inc. - Class C (1)		2,340	78,788
			1,283,657,440
Materials - 1.51%
AdvanSix, Inc. (1)		1,031	28,167
Air Products & Chemicals, Inc.		5,438	735,707
AptarGroup, Inc.		527	40,574
Avery Dennison Corp.		2,641	212,864
Axalta Coating Systems Ltd. (1)		5,808	187,017
Ball Corp.		5,627	417,861
Bemis, Inc.		492	24,039
Berry Plastics Group, Inc. (1)		3,952	191,949
Celanese Corp.		401	36,030
Crown Holdings, Inc. (1)		4,207	222,761
DuPont		28,085	2,256,068
Eagle Materials, Inc.		1,467	142,504
Ecolab, Inc.		300,196	37,626,567
FMC Corp.		3,388	235,771
Freeport-McMoRan, Inc. (1)		9,264	123,767
Graphic Packaging Holding Co.		7,002	90,116
International Flavors & Fragrances, Inc.		2,545	337,289
Lyondellbasell Industries NV		4,756	433,700
Martin Marietta Materials, Inc.		1,903	415,330
Monsanto Co.		9,101	1,030,233
NewMarket Corp.		222	100,617
Owens-Illinois, Inc. (1)		5,110	104,142
Packaging Corporation of America		2,937	269,088
PPG Industries, Inc.		78,193	8,216,520
Praxair, Inc.		8,015	950,579
Royal Gold, Inc.		82	5,744
RPM International, Inc.		4,180	230,025
Scotts Miracle-Gro Co.		1,312	122,528
Sealed Air Corp.		6,180	269,324
Silgan Holdings, Inc.		1,208	71,707
Southern Copper Corp.		1,258	45,150
Steel Dynamics, Inc.		1,186	41,225
The Sherwin-Williams Co.		2,583	801,221
The Valspar Corp.		2,463	273,245
Valvoline, Inc.		116	2,848
Vulcan Materials Co.		4,005	482,522
W.R. Grace & Co.		1,178	82,118
			56,856,917
Real Estate - 1.27%
Alexandria Real Estate Equities, Inc.		285	31,498
American Campus Communities, Inc.		192,930	9,181,539
American Tower Corp.		13,558	1,647,839
Boston Properties, Inc.		848	112,284
Care Capital Properties, Inc.		188	5,052
CBRE Group, Inc. (1)		10,128	352,353
Colony NorthStar, Inc.		6,041	77,989
Crown Castle International Corp.		10,261	969,151
CubeSmart		3,822	99,219
CyrusOne, Inc.		2,607	134,182
Digital Realty Trust, Inc.		3,543	376,940
Empire State Realty Trust, Inc.		2,329	48,071
Equinix, Inc.		72,985	29,221,004
Equity Lifestyle Properties, Inc.		2,392	184,327
Essex Property Trust, Inc.		854	197,727
Extra Space Storage, Inc.		3,794	282,236
Federal Realty Investment Trust		2,235	298,372
Gaming and Leisure Properties, Inc.		5,871	196,209
Healthcare Trust of America, Inc.		3,182	100,106
Invitation Homes, Inc. (1)		1,363	29,754
Iron Mountain, Inc.		8,188	292,066
Lamar Advertising Co.		2,580	192,829
Life Storage, Inc.		908	74,565
Omega Healthcare Investors, Inc.		2,158	71,192
Outfront Media, Inc.		782	20,762
Park Hotels & Resorts, Inc.		3,137	80,527
Public Storage		4,715	1,032,161
Regency Centers Corp.		575	38,174
SBA Communications Corp. (1)		2,499	300,805
Senior Housing Properties Trust		629	12,737
Simon Property Group, Inc.		8,943	1,538,464
Tanger Factory Outlet Centers, Inc.		2,758	90,380
Taubman Centers, Inc.		976	64,436
Ventas, Inc.		3,342	217,364
			47,572,314
Telecommunication Services - 0.84%
AT&T, Inc.		669,355	27,811,700
T-Mobile US, Inc. (1)		5,745	371,070
Verizon Communications, Inc.		65,550	3,195,562
Zayo Group Holdings, Inc. (1)		5,127	168,678
			31,547,010
Utilities - 0.00% (3)
Dominion Resources, Inc.		1,173	90,990
Total Common Stocks (Cost $3,142,461,431)			$3,569,126,910

SHORT-TERM INVESTMENTS - 4.83%
Money Market Funds - 4.83%
Goldman Sachs Financial Square Government Fund - Class I, 0.62% (2)		90,618,712	$90,618,712
JPMorgan U.S. Government Money Market Fund - Class I, 0.61% (2)		90,618,713	90,618,713
Total Short-Term Investments (Cost $181,237,425)			$181,237,425
TOTAL INVESTMENTS IN SECURITIES - 99.95%
(Cost $3,323,698,856)			$3,750,364,335
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.05%			1,774,047
TOTAL NET ASSETS - 100.00%			$3,752,138,382

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Represents annualized seven-day yield as of the close of the reporting period.
(3)		Amount calculated is less than 0.005%.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments.

Bridge Builder Large Cap Value Fund
Schedule of Investments
March 31, 2017 (Unaudited)

		Shares	Value
COMMON STOCKS - 94.75%
Consumer Discretionary - 11.49%
Adient Plc		2,738	$198,971
Aramark		5,422	199,909
AutoNation, Inc. (1)		1,485	62,801
Bed Bath & Beyond, Inc.		4,961	195,761
Best Buy, Inc.		10,600	520,990
Borgwarner, Inc.		7,047	294,494
Brunswick Corp.		641	39,229
Burlington Stores, Inc. (1)		1,124	109,354
Cabela's, Inc. (1)		1,642	87,207
CalAtlantic Group, Inc.		2,328	87,184
Carnival Corp.		416,219	24,519,461
CBS Corp.		340,270	23,601,127
Choice Hotels International, Inc.		383	23,976
Clear Channel Outdoor Holdings, Inc.		519	3,140
Coach, Inc.		8,401	347,213
Comcast Corp. - Class A		13,870	521,373
CST Brands, Inc.		2,854	137,249
D. R. Horton, Inc.		5,597	186,436
Dick's Sporting Goods, Inc.		746	36,300
Dillard's, Inc.		569	29,725
Discovery Communications, Inc. - Class A (1)		283	8,232
Discovery Communications, Inc. - Class C (1)		807	22,846
DISH Network Corp. (1)		1,807	114,726
Extended Stay America, Inc.		2,418	38,543
Foot Locker, Inc.		591	44,213
Ford Motor Co.		147,951	1,722,150
GameStop Corp.		3,620	81,631
Gap, Inc.		7,936	192,765
Garmin Ltd.		4,132	211,187
General Motors Co.		53,423	1,889,037
Gentex Corp.		3,701	78,942
Genuine Parts Co.		269	24,858
Goodyear Tire & Rubber Co.		9,899	356,364
Graham Holdings Co.		155	92,930
H&R Block, Inc.		8,301	192,998
Hanesbrands, Inc.		652,600	13,547,976
Hilton Grand Vacations, Inc. (1)		187	5,351
Hilton Worldwide Holdings, Inc.		859	50,217
Hyatt Hotels Corp. (1)		1,199	64,722
International Game Technology Plc		3,561	84,396
J.C. Penney Co., Inc. (1)		11,507	70,883
John Wiley & Sons, Inc.		1,663	89,469
Kohl's Corp.		6,903	274,808
L Brands, Inc.		7,512	353,815
Lear Corp.		472	66,826
Lennar Corp. - Class A		3,247	166,214
Lennar Corp. - Class B		120	5,016
Liberty Broadband Corp. - Class A (1)		926	78,793
Liberty Broadband Corp. - Class C (1)		4,054	350,266
Liberty Expedia Holdings, Inc. (1)		236,489	10,755,520
Liberty Interactive Corp. (1)		1,304,515	26,116,390
Liberty SiriusXM Group (1)		6,893	267,311
Liberty SiriusXM Group (1)		3,707	144,276
Liberty Ventures (1)		547,993	24,374,729
Lions Gate Entertainment Corp. (1)		548	14,542
Lions Gate Entertainment Corp. (1)		551	13,421
Live Nation Entertainment, Inc. (1)		2,172	65,964
Lowes Companies, Inc.		617,901	50,797,641
Macy's, Inc.		11,443	339,170
Marriott International, Inc.		2,988	281,410
McDonald's Corp.		201,225	26,080,772
MGM Resorts International		16,607	455,032
Michelin		272,370	33,097,913
Mohawk Industries, Inc. (1)		477	109,467
Murphy USA, Inc. (1)		552	40,528
Newell Brands, Inc.		312,100	14,721,757
News Corp. - Class A		1,439,853	18,718,089
News Corp. - Class B		4,966	67,041
Nike, Inc.		871,155	48,549,468
Norwegian Cruise Line Holdings Ltd. (1)		487,622	24,737,064
NVR, Inc. (1)		8,500	17,908,480
Penske Automotive Group, Inc.		1,487	69,606
Pulte Group, Inc.		8,131	191,485
PVH Corp.		3,085	319,205
Ralph Lauren Corp.		1,994	162,750
Regal Entertainment Group		2,341	52,860
Royal Caribbean Cruises Ltd.		249,617	24,489,924
SeaWorld Entertainment, Inc.		308,100	5,628,987
Signet Jewelers Ltd.		208	14,408
Staples, Inc.		24,080	211,182
Target Corp.		18,911	1,043,698
TEGNA, Inc.		8,161	209,085
Tesla, Inc. (1)		272	75,698
The Madison Square Garden Co. (1)		661	132,008
The Michaels Companies, Inc. (1)		841	18,830
Tiffany & Co.		4,216	401,785
Time Warner, Inc.		10,212	997,815
TJX Companies, Inc.		453,552	35,866,892
Toll Brothers, Inc. (1)		3,063	110,605
Tribune Media Co.		2,533	94,405
Twenty-First Century Fox, Inc. - Class A		760,700	24,639,073
Twenty-First Century Fox, Inc. - Class B		4,593	145,966
Urban Outfitters, Inc. (1)		706	16,775
VF Corp.		425,902	23,411,833
Viacom, Inc. - Class A		54	2,632
Viacom, Inc. - Class B		1,406	65,548
Vista Outdoor, Inc. (1)		1,906	39,245
Walt Disney Co.		176,048	19,962,083
Wendy's Co.		3,724	50,684
Whirlpool Corp.		2,595	444,601
Wynn Resorts Ltd.		249	28,538
			508,036,265
Consumer Staples - 7.91%
Altria Group, Inc.		304,100	21,718,822
Archer-Daniels-Midland Co.		21,837	1,005,375
Brown Forman Corp. - Class A		78	3,671
Brown Forman Corp. - Class B		437	20,181
Bunge Ltd.		5,382	426,577
Clorox Co.		693	93,437
Coca Cola Co.		810,427	34,394,522
Coca-Cola European Partners Plc		578,500	21,803,665
Colgate Palmolive Co.		467,807	34,238,794
Conagra Brands, Inc.		3,389	136,712
Costco Wholesale Corp.		271,992	45,610,338
Coty, Inc.		16,081	291,549
CVS Health Corp.		555,897	43,637,915
Diageo Plc - ADR		234,006	27,046,413
Edgewell Personal Care Co. (1)		2,276	166,467
Energizer Holdings, Inc.		1,568	87,416
Flowers Foods, Inc.		384	7,453
Hormel Foods Corp.		1,417	49,071
Ingredion, Inc.		788	94,899
Kellogg Co.		761	55,256
Kimberly-Clark Corp.		1,989	261,812
Kraft Heinz Co.		19,793	1,797,402
Lamb Weston Holdings, Inc.		1,150	48,369
Mead Johnson Nutrition Co.		4,602	409,946
Molson Coors Brewing Co.		6,533	625,273
Mondelez International, Inc.		56,871	2,450,003
Nu Skin Enterprises, Inc.		1,521	84,476
PepsiCo, Inc.		276,405	30,918,663
Philip Morris International, Inc.		203,083	22,928,071
Pilgrim's Pride Corp.		2,156	48,521
Pinnacle Foods, Inc.		4,288	248,147
Post Holdings, Inc. (1)		1,034	90,496
Procter & Gamble Co.		279,770	25,137,335
Reynolds American, Inc.		12,042	758,887
The Hain Celestial Group, Inc. (1)		1,001	37,237
The J. M. Smucker Co.		4,422	579,636
TreeHouse Foods, Inc. (1)		1,467	124,196
Tyson Foods, Inc.		5,973	368,594
Walgreens Boots Alliance, Inc.		329,858	27,394,707
Wal-Mart Stores, Inc.		57,513	4,145,537
Whole Foods Market, Inc.		9,830	292,148
			349,637,989
Energy - 9.42%
Anadarko Petroleum Corp.		21,258	1,317,996
Antero Resources Corp. (1)		6,655	151,801
Apache Corp.		522,555	26,854,101
Baker Hughes, Inc.		16,587	992,234
BP Plc - ADR		590,600	20,387,512
Cabot Oil & Gas Corp.		4,981	119,096
Cheniere Energy, Inc. (1)		7,733	365,539
Chesapeake Energy Corp. (1)		20,951	124,449
Chevron Corp.		273,213	29,334,880
Cimarex Energy Co.		2,962	353,929
Concho Resources, Inc. (1)		5,408	694,063
ConocoPhillips		524,569	26,160,256
CONSOL Energy, Inc. (1)		8,534	143,201
Continental Resources, Inc. (1)		1,832	83,209
Devon Energy Corp.		1,226,180	51,156,230
Diamond Offshore Drilling, Inc. (1)		2,457	41,056
Diamondback Energy, Inc. (1)		2,645	274,326
Dril-Quip, Inc. (1)		1,521	82,971
Energen Corp. (1)		3,627	197,454
Ensco Plc		11,405	102,075
EOG Resources, Inc.		244,795	23,879,752
EQT Corp.		6,640	405,704
Extraction Oil & Gas, Inc. (1)		1,615	29,958
Exxon Mobil Corp.		473,861	38,861,341
Fairmount Santrol Holdings, Inc. (1)		1,224,800	8,977,784
Franks International		1,147	12,124
Gulfport Energy Corp. (1)		5,860	100,733
Halliburton Co.		32,500	1,599,325
Helmerich & Payne, Inc.		3,587	238,787
Hess Corp.		1,155,991	55,730,326
HollyFrontier Corp.		6,054	171,570
Kinder Morgan, Inc.		73,051	1,588,129
Kosmos Energy Ltd. (1)		1,888,222	12,575,559
Laredo Petroleum, Inc. (1)		5,294	77,292
Marathon Oil Corp.		32,586	514,859
Marathon Petroleum Corp.		19,986	1,010,092
Murphy Oil Corp.		6,231	178,144
Nabors Industries Ltd.		10,208	133,419
National Oilwell Varco, Inc.		14,525	582,307
Newfield Exploration Co. (1)		5,912	218,212
Noble Corp. Plc		9,550	59,115
Noble Energy, Inc.		16,492	566,335
Occidental Petroleum Corp.		865,259	54,822,810
Oceaneering International, Inc.		3,525	95,457
Parsley Energy, Inc. (1)		6,592	214,306
Patterson-UTI Energy, Inc.		6,083	147,634
PBF Energy, Inc.		4,200	93,114
Phillips 66		253,446	20,077,992
Pioneer Natural Resources Co.		6,203	1,155,185
QEP Resources, Inc. (1)		9,222	117,212
Range Resources Corp.		7,739	225,205
Rice Energy, Inc. (1)		3,245	76,906
Rowan Co. Plc (1)		4,812	74,971
RPC, Inc.		2,224	40,721
Schlumberger Ltd.		377,705	29,498,760
SM Energy Co.		3,482	83,638
Superior Energy Services, Inc. (1)		5,714	81,482
Targa Resources Corp.		6,794	406,961
Tesoro Corp.		4,545	368,418
The Williams Companies, Inc.		23,810	704,538
Transocean Ltd. (1)		13,057	162,560
Valero Energy Corp.		17,843	1,182,812
Weatherford International Plc (1)		36,180	240,597
Whiting Petroleum Corp. (1)		7,281	68,878
World Fuel Services Corp.		2,621	95,011
WPX Energy, Inc. (1)		14,398	192,789
			416,675,202
Financials - 19.82%
Affiliated Managers Group, Inc.		291	47,707
Aflac, Inc.		15,428	1,117,296
AGNC Investment Corp.		1,187,047	23,610,365
Alleghany Corp. (1)		46,779	28,753,180
Allied World Assurance Co. Holdings AG		3,444	182,876
Allstate Corp.		14,320	1,166,937
Ally Financial, Inc.		16,510	335,648
American Express Co.		641,895	50,780,313
American Financial Group, Inc.		2,805	267,653
American International Group, Inc.		373,078	23,291,260
American National Insurance Co.		340	40,130
Ameriprise Financial, Inc.		93,099	12,073,078
AmTrust Financial Services, Inc.		3,258	60,143
Annaly Capital Management, Inc.		38,494	427,668
Arch Capital Group Ltd. (1)		4,576	433,668
Arthur J. Gallagher & Co.		2,123	120,034
Aspen Insurance Holdings Ltd.		2,547	132,571
Associated Banc Corp.		5,489	133,932
Assurant, Inc.		2,206	211,048
Assured Guaranty Ltd.		5,130	190,374
Athene Holding Ltd. (1)		1,024	51,190
Axis Capital Holdings Ltd.		3,377	226,360
Bank of America Corp.		1,779,735	41,983,949
Bank of Hawaii Corp.		1,610	132,600
Bank of New York Mellon Corp.		39,721	1,876,023
BankUnited, Inc.		3,623	135,174
BB&T Corp.		30,758	1,374,883
Berkshire Hathaway, Inc. (1)		446,185	74,370,116
BlackRock, Inc.		55,344	21,224,977
BOK Financial Corp.		940	73,574
Brown & Brown, Inc.		4,096	170,885
Capital One Financial Corp.		229,125	19,855,972
Charles Schwab Corp.		8,891	362,842
Chimera Investment Corp.		7,094	143,157
Chubb Ltd.		476,833	64,968,496
Cincinnati Financial Corp.		5,857	423,285
CIT Group, Inc.		7,414	318,283
Citigroup, Inc.		1,301,635	77,863,806
Citizens Financial Group, Inc.		11,969	413,529
CME Group, Inc.		12,782	1,518,502
CNA Financial Corp.		1,214	53,622
Comerica, Inc.		6,718	460,720
Commerce Bancshares, Inc.		3,303	185,496
Cullen/Frost Bankers, Inc.		1,964	174,737
Discover Financial Services		271,662	18,578,964
Donnelley Financial Solutions, Inc. (1)		210	4,051
E*TRADE Financial Corp. (1)		496,968	17,339,214
East West Bancorp, Inc.		5,365	276,888
Erie Indemnity Co.		228	27,976
Everest Re Group Ltd.		1,188	277,766
Fifth Third Bancorp		29,139	740,131
First American Financial Corp.		4,067	159,752
First Hawaiian, Inc.		696	20,824
First Horizon National Corp.		8,589	158,896
First Republic Bank		1,170	109,758
FNF Group		394,613	15,366,230
Franklin Resources, Inc.		14,069	592,868
Hanover Insurance Group, Inc.		1,680	151,301
Harford Financial Services Group, Inc.		14,253	685,142
Huntington Bancshares, Inc.		41,454	555,069
Interactive Brokers Group, Inc.		2,142	74,370
Intercontinental Exchange, Inc.		11,709	701,018
Invesco Ltd.		13,325	408,145
JPMorgan Chase & Co.		475,570	41,774,069
KeyCorp		1,181,562	21,008,172
Lazard Ltd.		4,185	192,468
Legg Mason, Inc.		4,023	145,271
Leucadia National Corp.		12,133	315,458
Lincoln National Corp.		6,770	443,096
Loews Corp.		10,965	512,833
LPL Financial Holdings, Inc.		2,752	109,612
M&T Bank Corp.		5,665	876,545
Markel Corp. (1)		538	525,013
Marsh & McLennan Companies, Inc.		395,841	29,248,691
Mercury General Corp.		1,136	69,285
MetLife, Inc.		35,398	1,869,722
MFA Financial, Inc.		13,983	112,983
Moody's Corp.		663	74,283
Morgan Stanley		54,149	2,319,743
Nasdaq OMX Group, Inc.		4,183	290,509
Navient Corp.		1,153,700	17,028,612
New York Community Bancorp, Inc.		1,207,192	16,864,472
Northern Trust Corp.		7,894	683,463
Old Republic International Corp.		8,960	183,501
OneMain Holdings, Inc. (1)		2,082	51,738
PacWest Bancorp		4,791	255,169
People's United Financial, Inc.		11,396	207,407
PNC Financial Services Group, Inc.		430,826	51,802,518
Popular, Inc.		3,981	162,146
Principal Financial Group, Inc.		10,222	645,110
ProAssurance Corp.		1,579	95,135
Prudential Financial, Inc.		16,795	1,791,691
Raymond James Financial, Inc.		4,732	360,862
Regions Financial Corp.		48,447	703,935
Reinsurance Group of America, Inc.		2,369	300,816
RenaissanceRe Holdings Ltd.		1,061	153,474
Santander Consumer USA Holdings, Inc. (1)		4,098	54,585
Signature Bank (1)		915	135,777
SLM Corp. (1)		1,911,178	23,125,254
Starwood Property Trust, Inc.		9,287	209,700
State Street Corp.		240,735	19,164,913
SunTrust Banks, Inc.		18,975	1,049,318
SVB Financial Group (1)		494	91,928
Synchrony Financial		31,766	1,089,574
Synovus Financial Corp.		5,138	210,761
T. Rowe Price Group, Inc.		2,153	146,727
TCF Financial Corp.		5,562	94,665
TD Ameritrade Holding Corp.		1,032	40,104
TFS Financial Corp.		1,711	28,437
The Goldman Sachs Group, Inc.		133,481	30,663,255
The Progressive Corp.		20,282	794,649
Thomson Reuters Corp.		11,649	503,586
Torchmark Corp.		4,682	360,701
Travelers Companies, Inc.		11,158	1,344,985
Two Harbors Investment Corp.		12,302	117,976
U.S. Bancorp		61,651	3,175,027
Unum Group		9,402	440,860
Validus Holdings Ltd.		3,056	172,328
Voya Financial, Inc.		7,603	288,610
W.R. Berkley Corp.		3,761	265,639
Wells Fargo & Co.		968,244	53,892,461
Western Alliance Bancorp (1)		1,578	77,464
White Mountains Insurance Group Ltd.		173	152,219
Willis Towers Watson Plc		125,200	16,387,428
XL Group Ltd.		573,573	22,862,620
Zions Bancorp		7,895	331,590
			876,417,365
Healthcare - 12.79%
Abbott Laboratories		58,558	2,600,561
Acadia Healthcare Co., Inc. (1)		1,899	82,796
Aetna, Inc.		8,532	1,088,257
Agilent Technologies, Inc.		9,182	485,452
Alere, Inc. (1)		2,727	108,344
Allergan Plc		60,076	14,353,358
Allscripts Healthcare Solutions, Inc. (1)		7,092	89,927
Alnylam Pharmaceuticals, Inc. (1)		326	16,708
Amgen, Inc.		126,781	20,800,959
Anthem, Inc.		156,861	25,941,672
Baxter International, Inc.		16,933	878,145
Bayer AG - ADR		119,700	13,803,804
Bio-Rad Laboratories, Inc. (1)		775	154,489
Brookdale Senior Living, Inc. (1)		7,057	94,776
Cardinal Health, Inc.		686,900	56,016,695
Centene Corp. (1)		1,675	119,361
Cigna Corp.		136,158	19,945,785
Danaher Corp.		16,910	1,446,312
DaVita, Inc. (1)		3,555	241,633
Dentsply Sirona, Inc.		8,914	556,590
Endo International Plc (1)		7,787	86,903
Envision Healthcare Corp. (1)		1,301	79,777
Express Scripts Holding Co. (1)		617,714	40,713,530
Gilead Sciences, Inc.		306,307	20,804,371
HCA Holdings, Inc. (1)		3,775	335,937
Hill-Rom Holdings, Inc.		154	10,872
Humana, Inc.		327	67,408
Johnson & Johnson		403,855	50,300,140
Juno Therapeutics, Inc. (1)		155	3,439
Laboratory Corp. of America Holdings (1)		2,169	311,186
LifePoint Health, Inc. (1)		1,337	87,574
Mallinckrodt Plc (1)		4,118	183,539
McKesson Corp.		180,056	26,695,103
MEDNAX, Inc. (1)		1,002	69,519
Medtronic Plc		1,023,124	82,422,869
Merck & Co., Inc.		892,117	56,685,114
Mylan (1)		11,891	463,630
OPKO Health, Inc. (1)		971	7,768
Patheon NV (1)		369	9,719
PerkinElmer, Inc.		3,159	183,412
Perrigo Co. Plc		5,248	348,415
Pfizer, Inc.		811,677	27,767,470
Premier, Inc. (1)		1,228	39,087
QIAGEN NV		8,571	248,302
Quest Diagnostics, Inc.		5,491	539,161
Quintiles IMS Holdings, Inc. (1)		1,077	86,731
Roche Holding AG - ADR		450,925	14,443,128
Sanofi - ADR		294,500	13,326,125
Teleflex, Inc.		1,370	265,410
Teva Pharmaceutical Industries Ltd. - ADR		565,900	18,159,731
The Cooper Companies, Inc.		392	78,357
Thermo Fisher Scientific, Inc.		8,117	1,246,771
United Therapeutics Corp. (1)		1,173	158,801
UnitedHealth Group, Inc.		303,545	49,784,415
Universal Health Services, Inc.		2,397	298,307
VWR Corp. (1)		2,704	76,253
WellCare Health Plans, Inc. (1)		137	19,209
Zimmer Holdings, Inc.		3,318	405,161
			565,638,268
Industrials - 11.32%
AECOM (1)		5,902	210,052
AGCO Corp.		2,656	159,838
Air Lease Corp.		1,226,787	47,537,996
Alaska Air Group, Inc.		771	71,102
Allison Transmission Holdings, Inc.		5,192	187,224
AMERCO		81	30,876
American Airlines Group, Inc.		20,001	846,042
AMETEK, Inc.		7,259	392,567
Arconic, Inc.		16,795	442,380
Armstrong World Industries, Inc. (1)		1,839	84,686
Canadian National Railway Co.		447,836	33,108,516
Carlisle Companies, Inc.		1,718	182,812
Caterpillar, Inc.		21,169	1,963,636
Chicago Bridge & Iron Co.		4,039	124,199
Clean Harbors, Inc. (1)		1,698	94,443
Colfax Corp. (1)		3,660	143,692
Copa Holdings SA		1,180	132,455
Crane Co.		1,835	137,313
CSX Corp.		36,173	1,683,853
Cummins, Inc.		6,025	910,980
Deere & Co.		219,719	23,918,610
Delta Air Lines, Inc.		6,559	301,452
Donaldson Co., Inc.		279	12,700
Dover Corp.		5,945	477,681
Dun & Bradstreet Corp.		779	84,085
Eaton Corp. Plc		17,409	1,290,877
Emerson Electric Co.		20,442	1,223,658
Expeditors International of Washington, Inc.		2,007	113,375
Flowserve Corp.		1,837	88,948
Fluor Corp.		5,210	274,150
Fortive Corp.		8,573	516,266
General Dynamics Corp.		159,435	29,846,232
General Electric Co.		266,424	7,939,435
Genesee & Wyoming, Inc. (1)		2,261	153,431
Herc Holdings, Inc. (1)		679	33,196
Hertz Global Holdings, Inc. (1)		1,913	33,554
Honeywell International, Inc.		338,259	42,238,401
Hubbell, Inc.		750	90,038
Huntington Ingalls Industries, Inc.		294	58,871
IDEX Corp.		173	16,177
Ingersoll-Rand Plc		4,984	405,299
ITT, Inc.		3,342	137,089
Jacobs Engineering Group, Inc.		197,853	10,937,314
JetBlue Airways Corp. (1)		11,158	229,966
Johnson Controls International Plc		534,752	22,523,740
Kansas City Southern		4,130	354,189
KBR, Inc.		4,926	74,038
Kirby Corp. (1)		2,006	141,523
L3 Technologies, Inc.		2,930	484,300
Lennox International, Inc.		95	15,894
Lincoln Electric Holdings, Inc.		840	72,962
Lockheed Martin Corp.		117,824	31,529,702
LSC Communications, Inc.		210	5,284
Macquarie Infrastructure Corp.		2,929	236,019
ManpowerGroup, Inc.		2,642	270,990
Masco Corp.		4,415	150,066
MSC Industrial Direct Co., Inc.		988	101,527
Nielsen Holdings Plc		361,778	14,945,049
Norfolk Southern Corp.		11,225	1,256,863
Northrop Grumman Corp.		80,742	19,203,677
Old Dominion Freight Line, Inc.		921	78,810
Orbital ATK, Inc.		2,177	213,346
Oshkosh Corp.		2,750	188,623
Owens Corning		360,420	22,118,975
PACCAR, Inc.		11,957	803,510
Parker-Hannifin Corp.		5,101	817,792
Pentair Plc		6,287	394,698
Quanta Services, Inc. (1)		3,888	144,284
Raytheon Co.		54,389	8,294,323
Regal-Beloit Corp.		1,701	128,681
Republic Services, Inc.		9,001	565,353
Rockwell Automation, Inc.		1,009	157,111
Roper Technologies, Inc.		1,898	391,918
RR Donnelley & Sons Co.		763	9,240
Ryder System, Inc.		2,036	153,596
Snap-on, Inc.		564	95,130
Spirit AeroSystems Holdings, Inc.		342,104	19,814,664
Spirit Airlines, Inc. (1)		2,662	141,272
Stanley Black & Decker, Inc.		169,435	22,512,828
Stericycle, Inc. (1)		159	13,180
Terex Corp.		3,910	122,774
Textron, Inc.		6,911	328,895
The Timken Co.		2,714	122,673
Trinity Industries, Inc.		5,575	148,016
Union Pacific Corp.		326,268	34,558,307
United Continental Holdings, Inc. (1)		11,983	846,479
United Parcel Service, Inc.		338,061	36,273,945
United Rentals, Inc. (1)		496	62,025
United Technologies Corp.		447,645	50,230,245
USG Corp. (1)		3,370	107,166
Valmont Industries, Inc.		158	24,569
Waste Management, Inc.		2,848	207,676
Welbilt, Inc. (1)		2,841	55,769
WESCO International, Inc. (1)		1,842	128,111
Xylem, Inc.		3,228	162,110
			500,647,384
Information Technology - 11.82%
Accenture Plc		259,824	31,147,701
Akamai Technologies, Inc. (1)		787	46,984
Alphabet, Inc. - Class C (1)		44,726	37,102,901
Amdocs Ltd.		5,928	361,549
Analog Devices, Inc.		12,717	1,042,119
ANSYS, Inc. (1)		2,430	259,694
Apple, Inc.		461,531	66,303,543
Applied Materials, Inc.		11,899	462,871
ARRIS International Plc (1)		5,468	144,629
Arrow Electronics, Inc. (1)		136,821	10,044,030
Autodesk, Inc. (1)		1,481	128,062
Automatic Data Processing, Inc.		311,508	31,895,304
Avnet, Inc.		411,011	18,807,863
Booz Allen Hamilton Holding Corp.		235	8,317
Brocade Communications Systems, Inc.		15,291	190,832
CA, Inc.		11,036	350,062
Cisco Systems, Inc.		191,349	6,467,596
Cognizant Technology Solutions - Class A (1)		542,208	32,272,220
CommerceHub, Inc. (1)		272	4,211
CommerceHub, Inc. (1)		770	11,958
Computer Sciences Corp.		5,178	357,334
Conduent, Inc. (1)		7,507	125,967
CoreLogic, Inc. (1)		1,425	58,026
Corning, Inc.		36,261	979,047
Cree, Inc. (1)		2,413	64,499
Cypress Semiconductor Corp.		11,813	162,547
Dell Technologies, Inc. - VMware, Inc. (1)		7,422	475,602
Dolby Laboratories, Inc.		1,879	98,478
EchoStar Corp. (1)		1,629	92,772
Fidelity National Information Services, Inc.		5,361	426,843
FireEye, Inc. (1)		4,722	59,544
First Solar, Inc. (1)		2,693	72,980
Fitbit, Inc. (1)		583	3,451
FLIR Systems, Inc.		5,110	185,391
Harris Corp.		4,779	531,759
Hewlett Packard Enterprise Co.		65,504	1,552,445
HP, Inc.		65,657	1,173,947
Intel Corp.		163,401	5,893,874
InterActiveCorp (1)		643	47,402
International Business Machines Corp.		10,436	1,817,325
IPG Photonics Corp. (1)		210	25,347
Jabil Circuit, Inc.		6,977	201,775
Juniper Networks, Inc.		14,405	400,891
Keysight Technologies, Inc. (1)		6,311	228,080
Lam Research Corp.		1,232	158,140
Leidos Holdings, Inc.		2,469	126,265
Marvell Technology Group Ltd.		15,770	240,650
Microchip Technology, Inc.		272,000	20,068,160
Micron Technology, Inc. (1)		39,272	1,134,961
Microsoft Corp.		983,745	64,789,446
Motorola Solutions, Inc.		5,588	481,797
National Instruments Corp.		774	25,201
NetApp, Inc.		10,435	436,705
Nuance Communications, Inc. (1)		1,627	28,163
Nutanix, Inc. (1)		136	2,553
ON Semiconductor Corp. (1)		13,733	212,724
Oracle Corp.		1,059,360	47,258,050
Pandora Media, Inc. (1)		1,025	12,105
PTC, Inc. (1)		2,369	124,491
Qorvo, Inc. (1)		4,314	295,768
QUALCOMM, Inc.		711,669	40,807,100
Samsung Electronic Co. Ltd.		16,497	30,361,333
Skyworks Solutions, Inc.		609	59,670
SS&C Technologies Holdings, Inc.		362	12,815
SunPower Corp. (1)		1,905	11,621
Symantec Corp.		20,028	614,459
Synopsys, Inc. (1)		5,288	381,423
Teradyne, Inc.		7,614	236,795
Texas Instruments, Inc.		226,100	18,214,616
Trimble, Inc. (1)		1,817	58,162
Twilio, Inc. (1)		183	5,283
Twitter, Inc. (1)		3,133	46,838
Versum Materials, Inc. (1)		270,797	8,286,388
Visa, Inc.		364,789	32,418,798
VMware, Inc. (1)		2,149	198,009
Western Digital Corp.		10,696	882,741
Xerox Corp.		37,664	276,454
Xilinx, Inc.		6,654	385,200
Yahoo!, Inc. (1)		32,847	1,524,429
Yelp, Inc. (1)		580	18,995
Zebra Technologies Corp. (1)		333	30,386
Zillow Group, Inc. - Class A (1)		473	15,992
Zillow Group, Inc. - Class C (1)		1,322	44,512
Zynga, Inc. (1)		25,048	71,387
			522,446,357
Materials - 7.03%
Agrium, Inc.		255,803	24,441,977
Air Products & Chemicals, Inc.		132,657	17,947,166
Albemarle Corp.		4,318	456,153
Alcoa Corp. (1)		5,419	186,414
AptarGroup, Inc.		1,752	134,886
Ashland Global Holdings, Inc.		2,323	287,611
Avery Dennison Corp.		176	14,186
Bemis, Inc.		3,056	149,316
Cabot Corp.		2,393	143,365
Celanese Corp.		490,310	44,054,353
CF Industries Holdings, Inc.		8,926	261,978
Compass Minerals International, Inc.		1,268	86,034
CRH Plc - ADR		296,800	10,438,456
Domtar Corp.		2,220	81,074
Dow Chemical Co.		42,729	2,715,001
DuPont		289,300	23,239,469
Eastman Chemical Co.		5,736	463,469
Ecolab, Inc.		156,571	19,624,609
FMC Corp.		243,607	16,952,611
Freeport-McMoRan, Inc. (1)		39,625	529,390
Goldcorp, Inc.		2,705,130	39,467,847
Graphic Packaging Holding Co.		3,895	50,129
Huntsman Corp.		7,344	180,222
International Paper Co.		15,616	792,980
Kinross Gold Corp. (1)		6,452,790	22,649,293
Lyondellbasell Industries NV		600,417	54,752,026
Martin Marietta Materials, Inc.		247	53,908
Monsanto Co.		5,817	658,484
NewMarket Corp.		13	5,892
Newmont Mining Corp.		20,147	664,045
Nucor Corp.		12,138	724,881
Platform Specialty Products Corp. (1)		6,976	90,827
Praxair, Inc.		220,150	26,109,790
Reliance Steel & Aluminum Co.		2,614	209,172
Royal Gold, Inc.		2,304	161,395
Scotts Miracle-Gro Co.		94	8,779
Sonoco Products Co.		3,670	194,216
Southern Copper Corp.		1,773	63,633
Steel Dynamics, Inc.		7,720	268,347
Tahoe Resources, Inc.		11,330	90,980
The Mosaic Co.		13,568	395,914
United States Steel Corp.		5,744	194,205
Valvoline, Inc.		912	22,390
Vulcan Materials Co.		346	41,686
W.R. Grace & Co.		1,132	78,912
Westlake Chemical Corp.		1,354	89,432
WestRock Co.		9,671	503,182
			310,730,085
Real Estate - 1.78%
Alexandria Real Estate Equities, Inc.		3,077	340,070
American Campus Communities, Inc.		5,223	248,563
American Homes 4 Rent		6,270	143,959
American Tower Corp.		170,353	20,704,704
Apartment Investment & Management Co.		5,789	256,742
Apple Hospitality REIT, Inc.		6,109	116,682
AvalonBay Communities, Inc.		5,211	956,740
Boston Properties, Inc.		4,841	640,997
Brandywine Realty Trust		6,007	97,494
Brixmor Property Group, Inc.		7,101	152,387
Camden Property Trust		3,184	256,185
Care Capital Properties, Inc.		2,821	75,800
Colony NorthStar, Inc.		13,514	174,466
Columbia Property Trust, Inc.		4,332	96,387
CoreCivic, Inc.		4,265	134,006
Corporate Office Properties Trust		3,655	120,980
Crown Castle International Corp.		1,548	146,209
CubeSmart		2,237	58,072
CyrusOne, Inc.		290	14,926
DCT Industrial Trust, Inc.		3,375	162,405
DDR Corp.		11,506	144,170
Digital Realty Trust, Inc.		1,797	191,183
Douglas Emmett, Inc.		5,193	199,411
Duke Realty Corp.		12,839	337,280
Empire State Realty Trust, Inc.		1,809	37,338
EPR Properties		2,333	171,779
Equity Commonwealth (1)		4,630	144,549
Equity Residential		13,629	847,996
Essex Property Trust, Inc.		1,479	342,433
Forest City Realty Trust, Inc.		8,347	181,798
GGP, Inc.		22,064	511,443
HCP, Inc.		18,023	563,759
Healthcare Trust of America, Inc.		1,344	42,282
Highwoods Properties, Inc.		3,635	178,588
Hospitality Properties Trust		6,217	196,022
Host Hotels & Resorts, Inc.		28,338	528,787
Invitation Homes, Inc. (1)		2,943	64,246
Jones Lang LaSalle, Inc.		85,959	9,580,131
Kilroy Realty Corp.		3,558	256,461
Kimco Realty Corp.		15,269	337,292
Liberty Property Trust		5,413	208,671
Life Storage, Inc.		671	55,102
Mid-America Apartment Communities, Inc.		4,404	448,063
National Retail Properties, Inc.		5,235	228,351
Omega Healthcare Investors, Inc.		4,360	143,836
Outfront Media, Inc.		4,314	114,537
Paramount Group, Inc.		6,810	110,390
Park Hotels & Resorts, Inc.		403	10,345
Piedmont Office Realty Trust, Inc.		5,371	114,832
Prologis, Inc.		19,888	1,031,789
Public Storage		129,932	28,443,414
Quality Care Properties, Inc. (1)		3,480	65,633
Rayonier, Inc.		4,662	132,121
Realogy Holdings Corp.		5,341	159,108
Realty Income Corp.		10,452	622,208
Regency Centers Corp.		4,724	313,626
Retail Properties of America, Inc.		8,976	129,434
SBA Communications Corp. (1)		1,768	212,814
Senior Housing Properties Trust		8,216	166,374
Simon Property Group, Inc.		1,131	194,566
SL Green Realty Corp.		3,824	407,715
Spirit Realty Capital, Inc.		17,732	179,625
STORE Capital Corp.		6,065	144,832
Sun Communities, Inc.		2,502	200,986
Tanger Factory Outlet Centers, Inc.		321	10,519
Taubman Centers, Inc.		1,305	86,156
The Howard Hughes Corp. (1)		1,360	159,460
The Macerich Co.		5,307	341,771
UDR, Inc.		9,846	357,016
Uniti Group, Inc.		4,684	121,081
Ventas, Inc.		8,872	577,035
VEREIT, Inc.		36,620	310,904
Vornado Realty Trust		6,525	654,523
W.P. Carey, Inc.		3,849	239,485
Weingarten Realty Investors		4,371	145,948
Welltower, Inc.		13,597	962,940
Weyerhaeuser Co.		28,336	962,857
			78,522,789
Telecommunication Services - 0.77%
AT&T, Inc.		233,847	9,716,343
CenturyLink, Inc.		20,592	485,353
Frontier Communications Corp.		44,029	94,222
Level 3 Communications, Inc. (1)		11,103	635,314
Sprint Corp. (1)		28,100	243,908
Telephone & Data Systems, Inc.		3,486	92,414
T-Mobile US, Inc. (1)		4,214	272,182
United States Cellular Corp. (1)		508	18,964
Verizon Communications, Inc.		462,220	22,533,225
			34,091,925
Utilities - 0.60%
AES Corp.		24,414	272,949
Alliant Energy Corp.		8,403	332,843
Ameren Corp.		9,299	507,632
American Electric Power Co., Inc.		18,769	1,259,963
American Water Works Co., Inc.		6,877	534,824
Aqua America, Inc.		6,504	209,104
Atmos Energy Corp.		3,794	299,688
Avangrid, Inc.		1,941	82,958
Calpine Corp. (1)		13,212	145,993
CenterPoint Energy, Inc.		16,524	455,567
CMS Energy Corp.		10,660	476,928
Consolidated Edison, Inc.		11,532	895,575
Dominion Resources, Inc.		21,891	1,698,085
DTE Energy Co.		6,816	695,982
Duke Energy Corp.		26,161	2,145,464
Edison International		12,086	962,166
Entergy Corp.		6,935	526,783
Eversource Energy		12,094	710,885
Exelon Corp.		33,753	1,214,433
FirstEnergy Corp.		16,459	523,725
Great Plains Energy, Inc.		8,080	236,098
Hawaiian Electric Industries, Inc.		4,097	136,471
MDU Resources Group, Inc.		7,201	197,091
National Fuel Gas Co.		2,797	166,757
NextEra Energy, Inc.		17,445	2,239,415
NiSource, Inc.		12,162	289,334
NRG Energy, Inc.		12,257	229,206
OGE Energy Corp.		7,396	258,712
PG&E Corp.		18,933	1,256,394
Pinnacle West Capital Corp.		4,142	345,360
PPL Corp.		25,722	961,746
Public Service Enterprise Group, Inc.		19,206	851,786
SCANA Corp.		4,834	315,902
Sempra Energy		9,465	1,045,882
The Southern Co.		37,705	1,876,955
UGI Corp.		6,720	331,968
Vectren Corp.		3,084	180,753
WEC Energy Group, Inc.		12,043	730,167
Westar Energy, Inc.		5,289	287,034
Xcel Energy, Inc.		19,256	855,929
			26,744,507
Total Common Stocks (Cost $3,820,515,399)			$4,189,588,136

SHORT-TERM INVESTMENTS - 4.66%
Money Market Funds - 4.66%
Goldman Sachs Financial Square Government Fund - Class I, 0.62% (2)		103,148,672	$103,148,672
JPMorgan U.S. Government Money Market Fund - Class I, 0.61% (2)		103,148,673	103,148,673
Total Short-Term Investments (Cost $206,297,345)			$206,297,345
TOTAL INVESTMENTS IN SECURITIES - 99.41%
(Cost $4,026,812,744)			$4,395,885,481
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.59%			25,936,728
TOTAL NET ASSETS - 100.00%			$4,421,822,209

Percentages are stated as a percent of net assets.

ADR	- American Depositary Receipt
(1)	Non-income producing security.
(2)		Represents annualized seven-day yield as of the close of the reporting period.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments.

Bridge Builder Small/Mid Cap Growth Fund
Schedule of Investments
March 31, 2017 (Unaudited)

		Shares	Value
COMMON STOCKS - 95.12%
Consumer Discretionary - 11.89%
1-800-Flowers.com, Inc. (1)		1,893	$19,309
Acushnet Holdings Corp. (1)		3,217	55,590
Adient Plc		761	55,302
Advance Auto Parts, Inc.		193,162	28,638,198
AMC Entertainment Holdings, Inc.		3,168	99,634
AMC Networks, Inc. (1)		2,182	128,040
American Axle & Manufacturing Holdings, Inc. (1)		19,255	361,609
American Eagle Outfitters, Inc.		37,689	528,777
American Outdoor Brands Corp. (1)		13,774	272,863
Aramark		4,103	151,278
Asbury Automotive Group, Inc. (1)		5,021	301,762
Ascena Retail Group, Inc. (1)		14,924	63,576
At Home Group, Inc. (1)		789	11,961
AutoNation, Inc. (1)		1,008	42,628
AutoZone, Inc. (1)		1,158	837,292
AV Homes, Inc. (1)		925	15,216
Bassett Furniture Industries, Inc.		1,284	34,540
Bed Bath & Beyond, Inc.		646	25,491
Big Lots, Inc.		11,205	545,459
BJ's Restaurants, Inc. (1)		5,182	209,353
Bloomin Brands, Inc.		26,292	518,741
Bob Evans Farms, Inc.		5,013	325,193
Bojangles, Inc. (1)		2,604	53,382
Borgwarner, Inc.		1,028	42,960
Boyd Gaming Corp. (1)		20,673	455,013
Bright Horizons Family Solutions, Inc. (1)		83,197	6,030,951
Brinker International, Inc.		1,947	85,590
Brunswick Corp.		2,883	176,440
Buckle, Inc.		2,518	46,835
Buffalo Wild Wings, Inc. (1)		94,448	14,426,932
Build-A-Bear Workshop, Inc. (1)		203	1,797
Burlington Stores, Inc. (1)		19,561	1,903,090
Cabela's, Inc. (1)		235	12,481
Cable One, Inc.		184	114,902
CalAtlantic Group, Inc.		350	13,107
Callaway Golf Co.		8,816	97,593
Camping World Holdings, Inc.		2,749	88,628
Capella Education Company		2,641	224,551
CarMax, Inc. (1)		7,613	450,842
Carriage Services, Inc.		3,454	93,672
Carrols Restaurant Group, Inc. (1)		7,581	107,271
Carter's, Inc.		1,963	176,277
Cato Corp.		1,324	29,075
Cavco Industries, Inc. (1)		2,126	247,466
Central European Media Enterprises Ltd. (1)		19,469	60,354
Century Casinos, Inc. (1)		2,233	16,881
Century Communities, Inc. (1)		285	7,239
Cheesecake Factory, Inc.		11,457	725,916
Chegg, Inc. (1)		8,578	72,398
Chicos FAS, Inc.		29,452	418,218
Children's Place, Inc.		4,696	563,755
Chipotle Mexican Grill, Inc. (1)		1,107	493,191
Choice Hotels International, Inc.		873	54,650
Churchill Downs, Inc.		3,387	538,025
Chuy's Holdings, Inc. (1)		67,530	2,012,394
Cinemark Holdings, Inc.		4,151	184,055
Clear Channel Outdoor Holdings, Inc.		736	4,453
ClubCorp Holdings, Inc.		16,150	259,207
Coach, Inc.		2,078	85,884
Collectors Universe, Inc.		1,978	51,626
Columbia Sportswear Co.		6,736	395,740
Container Store Group, Inc. (1)		854	3,612
Cooper-Standard Holdings, Inc. (1)		3,444	382,043
Core Mark Holding Company, Inc.		11,476	357,936
Cracker Barrel Old Country Store, Inc.		4,576	728,728
Crocs, Inc. (1)		18,391	130,024
CST Brands, Inc.		45,900	2,207,331
Culp, Inc.		2,690	83,928
D. R. Horton, Inc.		7,264	241,964
Daily Journal Corp. (1)		197	42,215
Darden Restaurants, Inc.		4,566	382,037
Dave & Buster's Entertainment, Inc. (1)		9,534	582,432
Deckers Outdoor Corp. (1)		612	36,555
Del Frisco's Restaurant Group, Inc. (1)		435	7,852
Delphi Automotive Plc		159,600	12,846,204
Denny's Corp. (1)		12,315	152,337
Destination XL Group, Inc. (1)		5,863	16,710
Dick's Sporting Goods, Inc.		2,677	130,263
DineEquity, Inc.		2,624	142,798
Discovery Communications, Inc. - Class A (1)		5,485	159,559
Discovery Communications, Inc. - Class C (1)		8,080	228,745
Dollar General Corp.		11,204	781,255
Dollar Tree, Inc. (1)		8,923	700,099
Domino's Pizza, Inc.		1,956	360,491
Dorman Products, Inc. (1)		34,360	2,821,987
Duluth Holdings, Inc. (1)		2,493	53,076
Dunkin' Brands Group, Inc.		3,597	196,684
Eldorado Resorts, Inc. (1)		6,458	122,218
Empire Resorts, Inc. (1)		40	965
Entravision Communications Corp.		16,351	101,376
Ethan Allen Interiors, Inc.		6,236	191,133
Etsy, Inc. (1)		26,333	279,920
Expedia, Inc.		23,875	3,012,309
Extended Stay America, Inc.		374	5,962
Fiesta Restaurant Group, Inc. (1)		5,486	132,761
Finish Line, Inc.		3,414	48,581
Five Below, Inc. (1)		13,449	582,476
Foot Locker, Inc.		4,785	357,966
Fox Factory Holding Corp. (1)		5,642	161,925
Francesca's Holdings Corp. (1)		9,722	149,233
Fred's, Inc.		331	4,336
Gaia, Inc. (1)		813	8,089
Gap, Inc.		538	13,068
Genesco, Inc. (1)		589	32,660
Gentex Corp.		7,150	152,509
Gentherm, Inc. (1)		76,395	2,998,504
Genuine Parts Co.		5,434	502,156
G-III Apparel Group Ltd. (1)		8,648	189,305
Global Eagle Entertainment, Inc. (1)		621	1,981
GNC Holdings, Inc.		17,075	125,672
Golden Entertainment, Inc.		451	5,967
Grand Canyon Education, Inc. (1)		11,274	807,331
Gray Television, Inc. (1)		10,228	148,306
Group 1 Automotive, Inc.		1,219	90,304
Groupon, Inc. (1)		14,110	55,452
Hanesbrands, Inc.		14,782	306,874
Harley-Davidson, Inc.		7,102	429,671
Hasbro, Inc.		4,427	441,903
Helen Of Troy Corp. (1)		40,684	3,832,433
Hemisphere Media Group, Inc. (1)		1,105	12,984
Hibbett Sports, Inc. (1)		4,500	132,750
Hilton Grand Vacations, Inc. (1)		1,785	51,164
Hilton Worldwide Holdings, Inc.		6,061	354,326
Hooker Furniture Corp.		224	6,955
Horizon Global Corp. (1)		5,442	75,535
Houghton Mifflin Harcourt Co. (1)		20,529	208,369
HSN, Inc.		7,859	291,569
Hyatt Hotels Corp. (1)		66	3,563
ILG, Inc.		2,772	58,101
IMAX Corp. (1)		202,916	6,899,144
Installed Building Products, Inc. (1)		5,040	265,860
Interpublic Group of Companies, Inc.		15,826	388,845
iRobot Corp. (1)		6,733	445,321
Isle of Capri Casinos, Inc. (1)		6,339	167,096
Jack in the Box, Inc.		6,404	651,415
Jamba, Inc. (1)		3,531	31,956
John Wiley & Sons, Inc.		217,000	11,674,600
Kate Spade & Co. (1)		5,013	116,452
KB Home		4,692	93,277
Kirkland's, Inc. (1)		1,625	20,150
Kona Grill, Inc. (1)		1,087	6,848
L Brands, Inc.		1,728	81,389
La Quinta Holdings, Inc. (1)		4,596	62,138
Laureate Education, Inc. (1)		4,558	65,043
La-Z-Boy, Inc.		5,268	142,236
LCI Industries		5,938	592,612
Lear Corp.		2,278	322,519
Leggett & Platt, Inc.		5,194	261,362
Lennar Corp. - Class A		3,715	190,171
Lennar Corp. - Class B		187	7,817
LGI Homes, Inc. (1)		3,630	123,093
Libbey, Inc.		339	4,943
Liberty Braves Group (1)		437	10,335
Liberty Braves Group (1)		221	5,291
Liberty Expedia Holdings, Inc. (1)		363	16,509
Liberty Interactive Corp. (1)		9,308	186,346
Liberty Media Group LLC (1)		926	30,280
Liberty Media Group LLC (1)		1,962	67,002
Liberty Tax, Inc.		1,211	17,257
Liberty TripAdvisor Holdings, Inc. (1)		18,243	257,226
Liberty Ventures (1)		608	27,044
Lindblad Expeditions Holdings, Inc. (1)		3,824	34,263
Lions Gate Entertainment Corp. (1)		3,463	84,416
Lions Gate Entertainment Corp. (1)		1,194	31,699
Lithia Motors, Inc.		5,957	510,217
Live Nation Entertainment, Inc. (1)		142,131	4,316,518
LKQ Corp. (1)		83,543	2,445,304
Loral Space and Communications, Inc. (1)		3,212	126,553
Lululemon Athletica, Inc. (1)		25,935	1,345,248
M.D.C. Holdings, Inc.		3,983	119,689
M/I Homes, Inc. (1)		1,091	26,729
Malibu Boats, Inc. (1)		4,541	101,945
Marine Products Corp.		2,332	25,349
MarineMax, Inc. (1)		3,504	75,862
Marriott International, Inc.		159,073	14,981,495
Marriott Vacations Worldwide Corp.		429	42,870
Mattel, Inc.		13,380	342,662
MCBC Holdings, Inc.		1,819	29,413
MDC Partners, Inc.		4,575	43,005
Meritage Homes Corp. (1)		657	24,178
Metaldyne Performance Group, Inc.		2,378	54,337
MGM Resorts International		1,669	45,731
Michael Kors Holdings Ltd. (1)		6,339	241,579
Mohawk Industries, Inc. (1)		1,925	441,768
Monro Muffler Brake, Inc.		77,203	4,022,276
Morningstar, Inc.		48,191	3,787,813
Motorcar Parts of America, Inc. (1)		4,242	130,357
MSG Networks, Inc. (1)		5,024	117,310
Murphy USA, Inc. (1)		816	59,911
Nathan's Famous, Inc. (1)		810	50,746
National CineMedia, Inc.		147,434	1,862,091
Nautilus, Inc. (1)		7,592	138,554
Netflix, Inc. (1)		14,175	2,095,207
New Home Company, Inc. (1)		652	6,820
New Media Investment Group, Inc.		1,752	24,896
Newell Brands, Inc.		18,523	873,730
Nexstar Media Group, Inc.		7,498	525,985
Noodles & Co. (1)		1,720	9,890
Nordstrom, Inc.		4,828	224,840
Norwegian Cruise Line Holdings Ltd. (1)		595	30,184
Nutrisystem, Inc.		7,304	405,372
NVR, Inc. (1)		137	288,643
Ollie's Bargain Outlet Holdings, Inc. (1)		226,661	7,593,143
Omnicom Group, Inc.		9,302	801,925
O'Reilly Automotive, Inc. (1)		9,337	2,519,496
Overstock.com, Inc. (1)		3,336	57,379
Oxford Industries, Inc.		3,815	218,447
Panera Bread Co. (1)		14,918	3,906,577
Papa John's International, Inc.		36,742	2,940,830
Party City Holdings, Inc. (1)		3,054	42,909
Penn National Gaming, Inc. (1)		15,782	290,862
PetMed Express, Inc.		4,984	100,378
Pier 1 Imports, Inc.		3,127	22,389
Pinnacle Entertainment, Inc. (1)		1,476	28,812
Planet Fitness, Inc.		6,497	125,197
Polaris Industries, Inc.		2,362	197,936
Pool Corp.		19,478	2,324,310
Potbelly Corp. (1)		5,706	79,313
Pulte Group, Inc.		3,692	86,947
Radio One, Inc. (1)		5,066	16,718
Ralph Lauren Corp.		151	12,325
Reading International, Inc. (1)		954	14,825
Red Robin Gourmet Burgers, Inc. (1)		683	39,921
Red Rock Resorts, Inc.		7,653	169,744
Regal Entertainment Group		943	21,293
Ross Stores, Inc.		315,439	20,777,967
Ruth's Hospitality Group, Inc.		7,575	151,879
Sally Beauty Holdings, Inc. (1)		555,738	11,359,285
Scientific Games Corp. (1)		13,005	307,568
Scripps Networks Interactive, Inc.		3,230	253,135
Sears Holdings Corp. (1)		369	4,240
SeaWorld Entertainment, Inc.		16,813	307,173
Select Comfort Corp. (1)		10,867	269,393
Service Corp. International		7,375	227,740
ServiceMaster Global Holdings, Inc. (1)		5,308	221,609
Shake Shack, Inc. (1)		3,952	131,997
Shutterfly, Inc. (1)		8,671	418,723
Signet Jewelers Ltd.		78,566	5,442,267
Sinclair Broadcast Group, Inc.		18,417	745,888
Sirius XM Holdings, Inc.		69,751	359,218
Six Flags Entertainment Corp.		2,807	166,988
Skechers USA, Inc. (1)		5,129	140,791
Sonic Corp.		11,254	285,401
Sotheby's (1)		7,147	325,046
Sportsman's Warehouse Holdings, Inc. (1)		5,685	27,174
Standard Motor Products, Inc.		3,218	158,133
Stein Mart, Inc.		7,239	21,789
Steven Madden Ltd. (1)		67,501	2,602,164
Stoneridge, Inc. (1)		6,632	120,304
Strayer Education, Inc.		1,167	93,932
Sturm, Ruger & Company, Inc.		4,680	250,614
Superior Uniform Group, Inc.		1,824	33,926
Tailored Brands, Inc.		3,791	56,638
Taylor Morrison Home Corp. (1)		10,117	215,694
Tempur Sealy International, Inc. (1)		1,874	87,066
Tenneco, Inc.		13,343	832,870
Texas Roadhouse, Inc.		91,237	4,062,784
The Habit Restaurants, Inc. (1)		3,586	63,472
The Madison Square Garden Co. (1)		79	15,777
The Michaels Companies, Inc. (1)		2,606	58,348
Thor Industries, Inc.		1,885	181,205
Tile Shop Holdings, Inc.		8,250	158,812
Toll Brothers, Inc. (1)		2,854	103,058
TopBuild Corp. (1)		1,337	62,839
Tractor Supply Co.		205,698	14,186,991
Travelport Worldwide Ltd.		21,807	256,668
TRI Pointe Group, Inc. (1)		2,470	30,974
Tribune Media Co.		224	8,348
TripAdvisor, Inc. (1)		4,463	192,623
tronc, Inc. (1)		4,179	58,172
Tupperware Brands Corp.		1,972	123,684
Ulta Beauty, Inc. (1)		14,944	4,262,477
Under Armour, Inc. (1)		7,231	143,029
Under Armour, Inc. (1)		7,301	133,608
Unique Fabricating, Inc.		1,465	17,624
Universal Electronics, Inc. (1)		3,552	243,312
Urban Outfitters, Inc. (1)		2,782	66,100
Vail Resorts, Inc.		1,520	291,688
Vera Bradley, Inc. (1)		3,321	30,918
Viacom, Inc. - Class A		325	15,844
Viacom, Inc. - Class B		11,996	559,254
Vince Holding Corp. (1)		381	591
Vista Outdoor, Inc. (1)		417	8,586
Visteon Corp. (1)		1,341	131,351
Vitamin Shoppe, Inc. (1)		396	7,979
Wayfair, Inc. (1)		7,925	320,883
Weight Watchers International, Inc. (1)		6,510	101,361
Wendy's Co.		4,585	62,402
Weyco Group, Inc.		51	1,432
Whirlpool Corp.		59,096	10,124,918
Williams-Sonoma, Inc.		3,466	185,847
Wingstop, Inc.		83,500	2,361,380
Winmark Corp.		595	67,235
Winnebago Industries, Inc.		6,717	196,472
Wolverine World Wide, Inc.		3,839	95,860
Workhorse Group, Inc. (1)		2,965	7,798
World Wrestling Entertainment, Inc.		9,109	202,402
Wyndham Worldwide Corp.		4,083	344,156
Wynn Resorts Ltd.		2,863	328,128
ZAGG, Inc. (1)		897	6,458
Zoe's Kitchen, Inc. (1)		4,941	91,408
			275,689,756
Consumer Staples - 7.12%
AdvancePierre Foods Holdings, Inc.		3,447	107,443
Alico, Inc.		72	1,901
Amplify Snack Brands, Inc. (1)		7,423	62,353
Avon Products, Inc. (1)		23,696	104,262
B&G Foods, Inc.		16,472	662,998
Blue Buffalo Pet Products, Inc. (1)		415,187	9,549,301
Boston Beer, Inc. (1)		2,224	321,702
Brown Forman Corp. - Class A		2,038	95,929
Brown Forman Corp. - Class B		6,834	315,594
Calavo Growers, Inc.		82,828	5,019,377
Cal-Maine Foods, Inc.		6,041	222,309
Campbell Soup Co.		7,308	418,310
Casey's General Stores, Inc.		152,506	17,118,798
Central Garden & Pet Co. (1)		1,086	37,706
Central Garden & Pet Co. (1)		325	12,048
Church & Dwight Co., Inc.		10,051	501,243
Clorox Co.		4,343	585,567
Coca-Cola Bottling Co. Consolidated		1,186	244,340
Conagra Brands, Inc.		13,598	548,543
Coty, Inc.		917	16,625
Craft Brew Alliance, Inc. (1)		1,067	14,244
Darling Ingredients, Inc. (1)		11,299	164,061
Dean Foods Co.		11,575	227,564
Diplomat Pharmacy, Inc. (1)		11,625	185,419
Dr Pepper Snapple Group, Inc.		7,295	714,326
elf Beauty, Inc. (1)		1,055	30,384
Energizer Holdings, Inc.		750	41,812
Farmer Brothers Co. (1)		2,047	72,361
Flowers Foods, Inc.		894,209	17,356,597
Fresh Del Monte Produce, Inc.		447	26,476
Freshpet, Inc. (1)		5,662	62,282
Herbalife Ltd. (1)		2,894	168,257
Hormel Foods Corp.		248,271	8,597,625
HRG Group, Inc. (1)		29,678	573,379
Ingredion, Inc.		1,986	239,174
Inter Parfums, Inc.		1,942	70,980
Inventure Foods, Inc. (1)		4,388	19,395
J & J Snack Foods Corp.		3,760	509,706
John B. Sanfilippo & Son, Inc.		622	45,524
Kellogg Co.		9,027	655,450
Lamb Weston Holdings, Inc.		4,515	189,901
Lancaster Colony Corp.		4,699	605,419
Landec Corp. (1)		1,384	16,608
Lifevantage Corp. (1)		3,307	17,759
Lifeway Foods, Inc. (1)		1,207	12,951
Limoneira Co.		2,786	58,255
McCormick & Co, Inc.		35,532	3,466,147
Mead Johnson Nutrition Co.		129,641	11,548,420
Medifast, Inc.		2,613	115,939
MGP Ingredients, Inc.		45,997	2,494,417
Molson Coors Brewing Co.		108,000	10,336,680
Monster Beverage Corp. (1)		58,999	2,723,984
National Beverage Corp.		2,932	247,842
Natural Health Trends Corp.		1,925	55,632
Nu Skin Enterprises, Inc.		622	34,546
Omega Protein Corp.		346	6,937
Orchids Paper Products Co.		2,309	55,416
Performance Food Group Co. (1)		9,442	224,720
Pilgrim's Pride Corp.		311	6,999
Post Holdings, Inc. (1)		1,455	127,342
PriceSmart, Inc.		5,008	461,738
Primo Water Corp. (1)		5,528	75,070
Revlon, Inc. (1)		819	22,809
Rite Aid Corp. (1)		40,303	171,288
Smart & Final Stores, Inc. (1)		4,293	51,945
Snyder's-Lance, Inc.		369,295	14,886,281
Spectrum Brands Holdings, Inc.		963	133,867
Sprouts Farmers Market, Inc. (1)		5,168	119,484
Synutra International, Inc. (1)		1,199	7,134
The Chefs' Warehouse, Inc. (1)		4,513	62,731
The Hain Celestial Group, Inc. (1)		2,986	111,079
The Hershey Co.		5,519	602,951
The J. M. Smucker Co.		99,500	13,042,460
Tootsie Roll Industries, Inc.		4,483	167,428
TreeHouse Foods, Inc. (1)		234,033	19,813,234
Turning Point Brands, Inc. (1)		776	12,106
Tyson Foods, Inc.		5,350	330,148
US Foods Holding Corp. (1)		1,735	48,545
USANA Health Sciences, Inc. (1)		2,636	151,834
Vector Group Ltd.		10,167	211,474
WD-40 Co.		27,921	3,041,993
WhiteWave Foods Co. (1)		6,845	384,347
Whole Foods Market, Inc.		440,058	13,078,524
			165,055,749
Energy - 2.67%
Abraxas Petroleum Corp. (1)		15,465	31,239
Baker Hughes, Inc.		22,477	1,344,574
Cabot Oil & Gas Corp.		12,691	303,442
Callon Petroleum Co. (1)		46,727	614,927
Carrizo Oil & Gas, Inc. (1)		136,219	3,904,037
Chesapeake Energy Corp. (1)		1,933	11,482
Cimarex Energy Co.		589	70,380
Continental Resources, Inc. (1)		1,540	69,947
Core Laboratories NV		204,699	23,646,828
CVR Energy, Inc.		234	4,699
Denbury Resources, Inc. (1)		805,000	2,076,900
Devon Energy Corp.		1,844	76,932
Diamondback Energy, Inc. (1)		869	90,128
Evolution Petroleum Corp.		6,406	51,248
Extraction Oil & Gas, Inc. (1)		207	3,840
Forum Energy Technologies, Inc. (1)		233,139	4,825,977
Isramco, Inc. (1)		180	21,087
Jagged Peak Energy, Inc. (1)		1,926	25,115
Keane Group, Inc. (1)		594	8,494
Mammoth Energy Services, Inc. (1)		254	5,464
Matador Resources Co. (1)		22,293	530,350
Newfield Exploration Co. (1)		2,018	74,484
Oceaneering International, Inc.		52,185	1,413,170
Oil States International, Inc. (1)		45,176	1,497,584
ONEOK, Inc.		8,235	456,548
Panhandle Oil and Gas, Inc.		1,882	36,134
Par Petroleum Corp. (1)		2,985	49,223
Parsley Energy, Inc. (1)		229,481	7,460,427
PHI, Inc. (1)		191	2,288
Range Resources Corp.		31,606	919,735
Renewable Energy Group, Inc. (1)		467	4,880
Rice Energy, Inc. (1)		115,890	2,746,593
RigNet, Inc. (1)		296	6,349
RPC, Inc.		57,382	1,050,664
RSP Permian, Inc. (1)		96,998	4,018,627
Sanchez Energy Corp. (1)		3,627	34,602
Smart Sand, Inc. (1)		260	4,225
Southwestern Energy Co. (1)		19,177	156,676
SRC Energy, Inc. (1)		302,067	2,549,446
TETRA Technologies, Inc. (1)		19,507	79,394
The Williams Companies, Inc.		4,882	144,458
US Silica Holdings, Inc.		28,350	1,360,517
WildHorse Resource Development Corp. (1)		1,256	15,625
			61,798,739
Financials - 9.88%
Affiliated Managers Group, Inc.		100,756	16,517,939
Allegiance Bancshares, Inc. (1)		247	9,188
Allied World Assurance Co. Holdings AG		330,100	17,528,310
Ameriprise Financial, Inc.		1,753	227,329
Ameris Bancorp		6,579	303,292
AMERISAFE, Inc.		64,438	4,182,026
AmTrust Financial Services, Inc.		241	4,449
Argo Group International Holdings Ltd.		53,446	3,623,639
Arthur J. Gallagher & Co.		259,727	14,684,965
Artisan Partners Asset Management, Inc.		1,746	48,190
Atlantic Capital Bancshares, Inc. (1)		732	13,871
Atlas Financial Holdings, Inc. (1)		1,341	18,305
Banc of California, Inc.		8,839	182,967
Bank of NT Butterfield & Son Ltd./The		181	5,776
Bank of the Ozarks, Inc.		22,255	1,157,483
Bankwell Financial Group, Inc.		191	6,568
BGC Partners, Inc.		54,888	623,528
Blue Hills Bancorp, Inc.		547	9,764
BNC Bancorp		1,053	36,908
Bofi Holding, Inc. (1)		14,181	370,550
Brown & Brown, Inc.		269	11,223
Bryn Mawr Bank Corp.		203	8,018
Camden National Corp.		43,851	1,931,198
Capital Bank Financial Corp.		2,606	113,100
Cardinal Financial Corp.		517	15,479
CBOE Holdings, Inc.		3,183	258,046
Central Pacific Financial Corp.		129,687	3,960,641
Chemical Financial Corp.		104,551	5,347,784
Citizens Financial Group, Inc.		8,558	295,679
CoBiz Financial, Inc.		974	16,363
Cohen & Steers, Inc.		5,368	214,559
Columbia Banking System, Inc.		115,693	4,510,870
Commerce Bancshares, Inc.		169,500	9,519,120
County Bancorp, Inc.		762	22,144
Cowen Group, Inc. (1)		700	10,465
Crawford & Co.		2,811	28,194
Credit Acceptance Corp. (1)		331	66,005
CU Bancorp (1)		496	19,666
Cullen/Frost Bankers, Inc.		133,000	11,833,010
Customers Bancorp, Inc. (1)		2,844	89,671
Diamond Hill Investment Group, Inc.		794	154,473
Donnelley Financial Solutions, Inc. (1)		659	12,712
Eagle Bancorp, Inc. (1)		76,073	4,541,558
Eaton Vance Corp.		4,324	194,407
eHealth, Inc. (1)		4,635	55,805
Erie Indemnity Co.		703	86,258
Essent Group Ltd. (1)		18,782	679,345
Evercore Partners, Inc.		64,120	4,994,948
FB Financial Corp. (1)		179	6,329
Federated Investors, Inc.		2,853	75,148
Fifth Street Asset Management, Inc.		1,153	5,304
Financial Engines, Inc.		13,498	587,838
First Connecticut Bancorp, Inc.		683	16,938
First Financial Bankshares, Inc.		10,026	402,043
First Foundation, Inc. (1)		1,999	31,004
First Hawaiian, Inc.		140	4,189
First Republic Bank		129,115	12,112,278
FirstCash, Inc.		6,929	340,560
Franklin Financial Network, Inc. (1)		718	27,822
GAIN Capital Holdings, Inc.		1,945	16,202
GAMCO Investors, Inc.		549	16,245
Great Western Bancorp, Inc.		148,161	6,283,508
Green Dot Corp. (1)		1,913	63,818
Greenhill & Co, Inc.		5,318	155,817
HarborOne Bancorp, Inc. (1)		241	4,577
Hennessy Advisors, Inc.		1,333	22,408
Heritage Commerce Corp.		598	8,432
Hilltop Holdings, Inc.		96,927	2,662,585
Hingham Institution for Savings		147	25,997
Home Bancorp, Inc.		147	4,961
Home Bancshares, Inc.		30,368	822,062
Houlihan Lokey, Inc.		3,143	108,276
Interactive Brokers Group, Inc.		283	9,826
Invesco Ltd.		2,749	84,202
Investment Technology Group, Inc.		824	16,686
James River Group Holdings Ltd.		101,062	4,331,517
Kinsale Capital Group, Inc.		284	9,099
Ladenburg Thalmann Financial Services, Inc. (1)		5,578	13,833
Lazard Ltd.		168,881	7,766,837
LendingClub Corp. (1)		36,960	202,910
LendingTree, Inc. (1)		25,256	3,165,840
Lincoln National Corp.		2,041	133,583
Live Oak Bancshares, Inc.		4,907	106,237
LPL Financial Holdings, Inc.		524	20,871
Maiden Holdings Ltd.		1,653	23,142
MarketAxess Holdings, Inc.		20,051	3,759,362
Medley Management, Inc.		747	6,200
Meridian Bancorp, Inc.		2,061	37,716
Moelis & Co.		6,005	231,192
Moody's Corp.		5,971	668,991
MSCI, Inc.		3,375	328,016
National Bank Holdings Corp.		6,086	197,795
National General Holdings Corp.		7,201	171,096
Nationstar Mortgage Holdings, Inc. (1)		3,948	62,220
Northern Trust Corp.		195,000	16,883,100
Northfield Bancorp, Inc.		1,004	18,092
OM Asset Management Plc		7,330	110,830
Opus Bank		2,895	58,334
Orchid Island Capital, Inc.		1,662	16,603
Pacific Premier Bancorp, Inc. (1)		2,336	90,053
Park Sterling Corp.		4,386	53,992
Patriot National, Inc. (1)		2,750	7,755
PICO Holdings, Inc. (1)		369	5,166
Pinnacle Financial Partners, Inc.		1,553	103,197
PRA Group, Inc. (1)		88,251	2,925,521
Primerica, Inc.		10,259	843,290
Prosperity Bancshares, Inc.		142,000	9,898,820
Pzena Investment Management, Inc.		2,734	26,903
Regional Management Corp. (1)		247	4,799
RLI Corp.		7,892	473,678
SEI Investments Co.		5,020	253,209
ServisFirst Bancshares, Inc.		11,572	420,989
Signature Bank (1)		110,184	16,350,204
Silvercrest Asset Management Group, Inc.		2,062	27,425
South State Corp.		72,815	6,506,020
State National Companies, Inc.		708	10,195
SVB Financial Group (1)		58,232	10,836,393
T. Rowe Price Group, Inc.		7,332	499,676
TD Ameritrade Holding Corp.		8,692	337,771
Texas Capital Bancshares, Inc. (1)		42,395	3,537,863
The Progressive Corp.		2,201	86,235
Third Point Reinsurance Ltd. (1)		1,304	15,778
Trupanion, Inc. (1)		3,777	53,709
Union Bankshares, Inc./Morrisville VT		822	35,305
United Insurance Holdings Corp.		2,967	47,324
Universal Insurance Holdings, Inc.		6,098	149,401
Value Line, Inc.		250	4,302
Veritex Holdings, Inc. (1)		840	23,621
Virtu Financial, Inc.		6,032	102,544
Waddell & Reed Financial, Inc.		1,935	32,895
Western Alliance Bancorp (1)		78,625	3,859,701
Western New England Bancorp, Inc.		1,241	13,031
Westwood Holdings Group, Inc.		2,052	109,597
WisdomTree Investments, Inc.		28,790	261,413
WMIH Corp. (1)		51,733	75,013
Xenith Bankshares, Inc. (1)		253	6,419
XL Group Ltd.		3,434	136,879
			229,010,345
Healthcare - 18.31%
AAC Holdings, Inc. (1)		66,318	565,693
Abaxis, Inc.		5,521	267,768
ABIOMED, Inc. (1)		50,113	6,274,148
Acadia Healthcare Co., Inc. (1)		58,226	2,538,654
ACADIA Pharmaceuticals, Inc. (1)		3,746	128,787
Accelerate Diagnostics, Inc. (1)		5,324	128,841
Acceleron Pharma, Inc. (1)		6,929	183,411
Accuray, Inc. (1)		19,982	94,914
AcelRx Pharmaceuticals, Inc. (1)		8,150	25,672
Aceto Corp.		6,599	104,330
Achillion Pharmaceuticals, Inc. (1)		29,203	122,945
Aclaris Therapeutics, Inc. (1)		2,803	83,585
Acorda Therapeutics, Inc. (1)		1,604	33,684
Adamas Pharmaceuticals, Inc. (1)		2,179	38,132
Addus HomeCare Corp. (1)		241	7,712
Adeptus Health, Inc. (1)		3,930	7,074
Aduro Biotech, Inc. (1)		8,971	96,438
Advaxis, Inc. (1)		9,023	73,718
Aerie Pharmaceuticals, Inc. (1)		7,231	327,926
Aevi Genomic Medicine, Inc. (1)		6,379	11,865
Agenus, Inc. (1)		15,405	58,077
Agile Therapeutics, Inc. (1)		2,675	8,573
Agilent Technologies, Inc.		3,342	176,692
Agios Pharmaceuticals, Inc. (1)		1,231	71,890
Aimmune Therapeutics, Inc. (1)		6,504	141,332
Air Methods Corp. (1)		8,473	364,339
Akebia Therapeutics, Inc. (1)		2,508	23,074
Akorn, Inc. (1)		80,931	1,948,818
Albany Molecular Research, Inc. (1)		2,939	41,234
Alder Biopharmaceuticals, Inc. (1)		11,775	244,920
Alere, Inc. (1)		655	26,023
Alexion Pharmaceuticals, Inc. (1)		86,187	10,449,312
Align Technology, Inc. (1)		116,827	13,401,225
Alkermes Plc (1)		5,893	344,741
Almost Family, Inc. (1)		728	35,381
Alnylam Pharmaceuticals, Inc. (1)		2,561	131,251
AMAG Pharmaceuticals, Inc. (1)		2,737	61,719
Amedisys, Inc. (1)		7,015	358,396
American Renal Associates Holdings, Inc. (1)		1,786	30,148
AmerisourceBergen Corp.		151,439	13,402,351
Amicus Therapeutics, Inc. (1)		35,816	255,368
AMN Healthcare Services, Inc. (1)		11,884	482,490
Amphastar Pharmaceuticals, Inc. (1)		8,798	127,571
Ampio Pharmaceuticals, Inc. (1)		11,166	8,933
Analogic Corp.		277	21,024
ANAPTYSBIO, Inc. (1)		1,001	27,778
Anavex Life Sciences Corp. (1)		8,401	48,222
ANI Pharmaceuticals, Inc. (1)		1,991	98,574
Anika Therapeutics, Inc. (1)		2,854	123,978
Anthera Pharmaceuticals, Inc. (1)		25,273	10,754
Applied Genetic Technologies Corp. (1)		3,027	20,886
Aptevo Therapeutics, Inc. (1)		3,180	6,551
AquaBounty Technologies, Inc. (1)		28	310
Aratana Therapeutics, Inc. (1)		7,209	38,208
Ardelyx, Inc. (1)		1,177	14,889
Arena Pharmaceuticals, Inc. (1)		61,856	90,310
Argos Therapeutics, Inc. (1)		2,725	1,231
Array BioPharma, Inc. (1)		4,251	38,004
Arrowhead Pharmaceuticals, Inc. (1)		14,738	27,265
Asterias Biotherapeutics, Inc. - Class A (1)		5,354	18,204
Atara Biotherapeutics, Inc. (1)		352	7,234
Athenahealth, Inc. (1)		21,543	2,427,681
Athersys, Inc. (1)		23,095	39,492
AtriCure, Inc. (1)		6,162	118,002
Atrion Corp.		337	157,783
Audentes Therapeutics, Inc. (1)		1,067	18,182
Avexis, Inc. (1)		1,432	108,875
Avinger, Inc. (1)		4,439	8,434
AxoGen, Inc. (1)		6,553	68,479
Axovant Sciences Ltd. (1)		6,237	93,181
Axsome Therapeutics, Inc. (1)		2,511	9,793
Bellicum Pharmaceuticals, Inc. (1)		3,664	45,214
BioCryst Pharmaceuticals, Inc. (1)		16,506	138,650
BioMarin Pharmaceutical, Inc. (1)		173,056	15,190,856
Bio-Path Holdings, Inc. (1)		21,012	17,379
Bio-Rad Laboratories, Inc. (1)		20,643	4,114,976
BioScrip, Inc. (1)		3,639	6,186
BioSpecifics Technologies Corp. (1)		1,366	74,857
Bio-Techne Corp.		38,927	3,956,930
BioTelemetry, Inc. (1)		6,786	196,455
BioTime, Inc. (1)		18,997	65,540
Bluebird Bio, Inc. (1)		3,831	348,238
Blueprint Medicines Corp. (1)		6,105	244,139
Bruker Corp.		4,099	95,630
C.R. Bard, Inc.		53,892	13,394,318
Cambrex Corp. (1)		8,000	440,400
Cantel Medical Corp.		40,863	3,273,126
Capital Senior Living Corp. (1)		7,073	99,446
Cara Therapeutics, Inc. (1)		692	12,726
Cardiovascular Systems, Inc. (1)		7,996	226,087
Castlight Health, Inc. (1)		9,412	34,354
Catalent, Inc. (1)		179,399	5,080,580
Cellular Biomedicine Group, Inc. (1)		1,942	22,916
Cempra, Inc. (1)		11,570	43,387
Centene Corp. (1)		4,832	344,328
Cerner Corp. (1)		57,934	3,409,416
Cerus Corp. (1)		22,394	99,653
Charles River Laboratories International, Inc. (1)		1,830	164,608
Chemed Corp.		4,054	740,625
ChemoCentryx, Inc. (1)		5,975	43,498
ChromaDex Corp. (1)		6,636	17,851
Cidara Therapeutics, Inc. (1)		111	866
Civitas Solutions, Inc. (1)		3,824	70,170
Clearside Biomedical, Inc. (1)		1,906	15,134
Clovis Oncology, Inc. (1)		9,204	586,019
Coherus Biosciences, Inc. (1)		8,493	179,627
Collegium Pharmaceutical, Inc. (1)		4,244	42,695
Computer Programs & Systems, Inc.		2,843	79,604
Concert Pharmaceuticals, Inc. (1)		1,565	26,699
ConforMIS, Inc. (1)		9,249	48,280
Corcept Therapeutics, Inc. (1)		18,794	205,982
Corindus Vascular Robotics, Inc. (1)		12,617	16,528
CorVel Corp. (1)		2,484	108,054
Cotiviti Holdings, Inc. (1)		2,428	101,078
Cross Country Healthcare, Inc. (1)		8,114	116,517
CryoLife, Inc. (1)		5,196	86,513
Curis, Inc. (1)		28,114	78,157
Cutera, Inc. (1)		2,985	61,789
Cytokinetics, Inc. (1)		8,436	108,403
CytomX Therapeutics, Inc. (1)		5,139	88,751
CytRx Corp. (1)		24,763	11,000
DaVita, Inc. (1)		2,446	166,255
Dentsply Sirona, Inc.		455,460	28,438,922
Depomed, Inc. (1)		15,349	192,630
Dermira, Inc. (1)		7,117	242,761
DexCom, Inc. (1)		3,220	272,831
Dimension Therapeutics, Inc. (1)		889	1,556
Durect Corp. (1)		28,987	30,436
Dynavax Technologies Corp. (1)		11,549	68,717
Eagle Pharmaceuticals, Inc. (1)		2,229	184,873
Edge Therapeutics, Inc. (1)		1,492	13,592
Editas Medicine, Inc. (1)		1,985	44,305
Edwards Lifesciences Corp. (1)		8,311	781,816
Egalet Corp. (1)		1,406	7,171
Eiger BioPharmaceuticals, Inc. (1)		1,045	11,965
Emergent BioSolutions, Inc. (1)		8,194	237,954
Endologix, Inc. (1)		20,087	145,430
Ensign Group, Inc.		12,009	225,769
Entellus Medical, Inc. (1)		1,964	27,103
Envision Healthcare Corp. (1)		3,223	197,634
Enzo Biochem, Inc. (1)		9,437	78,988
Epizyme, Inc. (1)		7,113	121,988
Exact Sciences Corp. (1)		26,509	626,143
Exelixis, Inc. (1)		35,269	764,279
FibroGen, Inc. (1)		13,161	324,419
Five Prime Therapeutics, Inc. (1)		1,604	57,985
Flex Pharma, Inc. (1)		2,242	9,865
Flexion Therapeutics, Inc. (1)		6,610	177,875
Fluidigm Corp. (1)		6,756	38,442
Fortress Biotech, Inc. (1)		7,807	28,886
Foundation Medicine, Inc. (1)		3,354	108,167
Fulgent Genetics, Inc. (1)		632	6,901
Galena Biopharma, Inc. (1)		13,563	8,273
Genesis Healthcare, Inc. (1)		4,497	11,872
GenMark Diagnostics, Inc. (1)		10,751	137,828
Genomic Health, Inc. (1)		4,684	147,499
Geron Corp. (1)		38,487	87,365
Glaukos Corp. (1)		4,198	215,357
Global Blood Therapeutics, Inc. (1)		5,018	184,913
Globus Medical, Inc. (1)		115,489	3,420,784
GlycoMimetics, Inc. (1)		2,874	15,606
Halozyme Therapeutics, Inc. (1)		27,374	354,767
HealthEquity, Inc. (1)		82,337	3,495,206
HealthSouth Corp.		22,287	954,106
HealthStream, Inc. (1)		6,356	154,006
Henry Schein, Inc. (1)		58,013	9,860,470
Heron Therapeutics, Inc. (1)		10,349	155,235
Heska Corp. (1)		1,543	161,984
Hill-Rom Holdings, Inc.		2,406	169,864
HMS Holdings Corp. (1)		172,898	3,515,016
Hologic, Inc. (1)		71,611	3,047,048
Horizon Pharma Plc (1)		40,474	598,206
ICON Plc (1)		56,886	4,534,952
ICU Medical, Inc. (1)		31,142	4,755,383
Idera Pharmaceuticals, Inc. (1)		24,363	60,177
IDEXX Laboratories, Inc. (1)		31,241	4,830,171
Ignyta, Inc. (1)		4,748	40,833
Illumina, Inc. (1)		22,261	3,798,617
Immune Design Corp. (1)		3,151	21,427
ImmunoGen, Inc. (1)		21,495	83,186
Immunomedics, Inc. (1)		22,996	148,784
Impax Laboratories, Inc. (1)		18,173	229,888
INC Research Holdings, Inc. (1)		10,389	476,336
Incyte Corp. (1)		6,407	856,424
Infinity Pharmaceuticals, Inc. (1)		10,577	34,164
Innoviva, Inc. (1)		18,126	250,683
Inogen, Inc. (1)		4,092	317,376
Inotek Pharmaceuticals Corp. (1)		3,017	6,034
Inovalon Holdings, Inc. (1)		2,348	29,585
Inovio Pharmaceuticals, Inc. (1)		16,619	110,018
Insmed, Inc. (1)		15,571	272,648
Insulet Corp. (1)		14,470	623,512
Insys Therapeutics, Inc. (1)		6,014	63,207
Integra LifeSciences Holdings Corp. (1)		426,288	17,959,513
Intellia Therapeutics, Inc. (1)		1,634	23,023
Intercept Pharmaceuticals, Inc. (1)		647	73,176
Intersect ENT, Inc. (1)		6,402	109,794
Intra-Cellular Therapies, Inc. (1)		8,580	139,425
Intrexon Corp. (1)		2,148	42,573
Intuitive Surgical, Inc. (1)		4,296	3,292,755
InVitae Corp. (1)		7,176	79,367
InVivo Therapeutics Holdings Corp. (1)		7,535	30,517
Ionis Pharmaceuticals, Inc. (1)		4,715	189,543
iRadimed Corp. (1)		1,037	9,229
iRhythm Technologies, Inc. (1)		1,584	59,558
IRIDEX Corp. (1)		1,962	23,289
Ironwood Pharmaceuticals, Inc. (1)		32,439	553,409
Jounce Therapeutics, Inc. (1)		1,266	27,839
Juno Therapeutics, Inc. (1)		2,197	48,751
K2M Group Holdings, Inc. (1)		2,094	42,948
Kadmon Holdings, Inc. (1)		1,301	4,710
Karyopharm Therapeutics, Inc. (1)		1,360	17,462
Keryx Biopharmaceuticals, Inc. (1)		19,670	121,167
Kite Pharma, Inc. (1)		10,876	853,657
La Jolla Pharmaceutical Co. (1)		3,449	102,953
Laboratory Corp. of America Holdings (1)		117,799	16,900,623
Landauer, Inc.		2,371	115,586
LeMaitre Vascular, Inc.		3,358	82,708
Lexicon Pharmaceuticals, Inc. (1)		10,440	149,710
LHC Group, Inc. (1)		247	13,313
Ligand Pharmaceuticals, Inc. (1)		30,975	3,278,394
Lion Biotechnologies, Inc. (1)		14,094	105,000
Lipocine, Inc. (1)		3,788	14,773
Loxo Oncology, Inc. (1)		4,048	170,340
Luminex Corp.		3,736	68,630
MacroGenics, Inc. (1)		7,901	146,959
Magellan Health, Inc. (1)		4,145	286,212
MannKind Corp. (1)		17,079	25,277
Masimo Corp. (1)		39,022	3,639,192
Medicines Co. (1)		15,425	754,283
MediciNova, Inc. (1)		7,571	45,350
Medidata Solutions, Inc. (1)		235,836	13,605,379
MEDNAX, Inc. (1)		200,565	13,915,200
Medpace Holdings, Inc. (1)		1,533	45,760
Meridian Bioscience, Inc.		9,043	124,793
Merit Medical Systems, Inc. (1)		69,829	2,018,058
Merrimack Pharmaceuticals, Inc. (1)		19,306	59,462
Mettler-Toledo International, Inc. (1)		44,054	21,097,901
MiMedx Group, Inc. (1)		25,707	244,988
Minerva Neurosciences, Inc. (1)		5,273	42,711
Mirati Therapeutics, Inc. (1)		3,711	19,297
Molina Healthcare, Inc. (1)		7,248	330,509
Momenta Pharmaceuticals, Inc. (1)		4,035	53,867
MyoKardia, Inc. (1)		3,308	43,500
Myovant Sciences Ltd. (1)		2,024	23,762
Myriad Genetics, Inc. (1)		16,982	326,054
NanoString Technologies, Inc. (1)		3,922	77,930
NantHealth, Inc. (1)		1,096	5,436
NantKwest, Inc. (1)		274	973
Natera, Inc. (1)		6,743	59,810
National Research Corp.		1,806	35,578
Natus Medical, Inc. (1)		80,959	3,177,641
Nektar Therapeutics (1)		35,677	837,339
Neogen Corp. (1)		54,080	3,544,944
NeoGenomics, Inc. (1)		13,198	104,132
Neos Therapeutics, Inc. (1)		4,411	31,759
Neurocrine Biosciences, Inc. (1)		3,381	146,397
Nevro Corp. (1)		6,023	564,355
NewLink Genetics Corp. (1)		4,174	100,593
Nobilis Health Corp. (1)		810	1,377
Novan, Inc. (1)		833	5,315
Novavax, Inc. (1)		68,131	87,208
Novocure Ltd. (1)		12,846	104,053
NuVasive, Inc. (1)		228,164	17,039,288
NxStage Medical, Inc. (1)		15,969	428,448
Obalon Therapeutics, Inc. (1)		1,122	11,994
Ocular Therapeutix, Inc. (1)		5,023	46,613
Omeros Corp. (1)		6,482	98,008
Omnicell, Inc. (1)		93,863	3,815,531
OncoMed Pharmaceuticals, Inc. (1)		5,414	49,863
Ophthotech Corp. (1)		8,212	30,056
OPKO Health, Inc. (1)		11,542	92,336
OraSure Technologies, Inc. (1)		13,395	173,197
Organovo Holdings, Inc. (1)		24,505	77,926
Orthofix International (1)		4,361	166,372
OvaScience, Inc. (1)		1,837	3,435
Owens & Minor, Inc.		1,925	66,605
Oxford Immunotec Global Plc (1)		5,570	86,279
Pacific Biosciences of California, Inc. (1)		20,148	104,165
Pacira Pharmaceuticals, Inc. (1)		59,089	2,694,458
Paratek Pharmaceuticals, Inc. (1)		5,073	97,655
PAREXEL International Corp. (1)		247,191	15,600,224
Patheon NV (1)		711	18,728
Patterson Companies, Inc.		3,299	149,214
Penumbra, Inc. (1)		18,608	1,552,838
PerkinElmer, Inc.		888	51,557
Pfenex, Inc. (1)		4,034	23,438
PharmAthene, Inc.		11,461	9,301
Phibro Animal Health Corp.		4,410	123,921
Portola Pharmaceuticals, Inc. (1)		11,329	443,984
PRA Health Sciences, Inc. (1)		6,061	395,359
Premier, Inc. (1)		515	16,392
Prestige Brands Holdings, Inc. (1)		62,583	3,477,111
Progenics Pharmaceuticals, Inc. (1)		17,514	165,332
Protagonist Therapeutics, Inc. (1)		1,409	18,049
Proteostasis Therapeutics, Inc. (1)		1,896	14,827
Prothena Corporation Plc (1)		8,712	486,042
Puma Biotechnology, Inc. (1)		7,034	261,665
Quality Systems, Inc. (1)		12,923	196,947
Quidel Corp. (1)		6,283	142,247
Quintiles IMS Holdings, Inc. (1)		4,395	353,929
Quorum Health Corp. (1)		7,559	41,121
Ra Pharmaceuticals, Inc. (1)		1,536	32,701
Radius Health, Inc. (1)		7,920	306,108
RadNet, Inc. (1)		9,412	55,531
Reata Pharmaceuticals, Inc. (1)		1,649	37,350
Regulus Therapeutics, Inc. (1)		9,184	15,154
Repligen Corp. (1)		48,316	1,700,723
ResMed, Inc.		39,875	2,869,804
Revance Therapeutics, Inc. (1)		5,162	107,370
Rigel Pharmaceuticals, Inc. (1)		25,281	83,680
Rockwell Medical, Inc. (1)		11,095	69,455
SAGE Therapeutics, Inc. (1)		7,560	537,289
Sangamo Therapeutics, Inc. (1)		17,648	91,770
Sarepta Therapeutics, Inc. (1)		12,583	372,457
SciClone Pharmaceuticals, Inc. (1)		12,516	122,657
Seattle Genetics, Inc. (1)		3,766	236,731
Second Sight Medical Products, Inc. (1)		3,277	3,965
Select Medical Holdings Corp. (1)		1,908	25,472
Selecta Biosciences, Inc. (1)		971	13,905
Senseonics Holdings, Inc. (1)		6,432	11,513
Seres Therapeutics, Inc. (1)		4,613	51,989
Sorrento Therapeutics, Inc. (1)		5,891	23,269
Spark Therapeutics, Inc. (1)		4,807	256,405
Spectrum Pharmaceuticals, Inc. (1)		5,328	34,632
STAAR Surgical Co. (1)		10,013	98,127
Stemline Therapeutics, Inc. (1)		786	6,720
STERIS Plc		203,000	14,100,380
Sucampo Pharmaceuticals, Inc. (1)		5,957	65,527
Supernus Pharmaceuticals, Inc. (1)		11,766	368,276
Surgery Partners, Inc. (1)		2,764	53,898
SurModics, Inc. (1)		3,312	79,654
Syndax Pharmaceuticals, Inc. (1)		574	7,875
Synergy Pharmaceuticals, Inc. (1)		50,832	236,877
Synthetic Biologics, Inc. (1)		23,205	14,635
Syros Pharmaceuticals, Inc. (1)		919	14,640
T2 Biosystems, Inc. (1)		3,338	17,558
Tabula Rasa HealthCare, Inc. (1)		955	12,873
Tactile Systems Technology, Inc. (1)		825	15,634
Tandem Diabetes Care, Inc. (1)		4,376	5,251
Teladoc, Inc. (1)		5,938	148,450
Teleflex, Inc.		321	62,187
Teligent, Inc. (1)		10,436	81,505
Tenet Healthcare Corp. (1)		3,211	56,867
TESARO, Inc. (1)		7,130	1,097,093
TG Therapeutics, Inc. (1)		10,684	124,469
The Cooper Companies, Inc.		88,946	17,779,416
The Providence Service Corp. (1)		2,902	128,965
The Spectranetics Corp. (1)		10,732	312,570
TherapeuticsMD, Inc. (1)		35,331	254,383
Theravance Biopharma, Inc. (1)		10,067	370,667
Titan Pharmaceuticals, Inc. (1)		4,105	13,547
Tokai Pharmaceuticals, Inc. (1)		1,828	1,527
TransEnterix, Inc. (1)		876	1,060
Trevena, Inc. (1)		11,726	43,034
Trovagene, Inc. (1)		6,178	7,105
Ultragenyx Pharmaceutical, Inc. (1)		9,662	654,890
United Therapeutics Corp. (1)		487	65,930
UnitedHealth Group, Inc.		1	137
Universal Health Services, Inc.		79,480	9,891,286
US Physical Therapy, Inc.		3,040	198,512
Utah Medical Products, Inc.		883	55,011
Vanda Pharmaceuticals, Inc. (1)		9,093	127,302
Varex Imaging Corp. (1)		1,487	49,963
Varian Medical Systems, Inc. (1)		3,761	342,740
VCA, Inc. (1)		23,630	2,162,145
Veeva Systems, Inc. (1)		3,760	192,813
Veracyte, Inc. (1)		4,246	38,978
Versartis, Inc. (1)		641	13,685
ViewRay, Inc. (1)		1,590	13,531
Vital Therapies, Inc. (1)		5,589	22,356
Vocera Communications, Inc. (1)		4,316	107,166
Voyager Therapeutics, Inc. (1)		1,303	17,252
vTv Therapeutics, Inc. (1)		1,743	11,417
VWR Corp. (1)		176	4,963
Waters Corp. (1)		70,024	10,945,451
WaVe Life Sciences Ltd. (1)		1,547	42,543
WellCare Health Plans, Inc. (1)		1,599	224,196
West Pharmaceutical Services, Inc.		29,137	2,377,871
XBiotech, Inc. (1)		4,382	72,259
Xencor, Inc. (1)		9,074	217,050
Zeltiq Aesthetics, Inc. (1)		8,897	494,762
Zimmer Holdings, Inc.		3,865	471,955
ZIOPHARM Oncology, Inc. (1)		30,766	195,056
Zoetis, Inc.		17,950	957,992
			424,472,638
Industrials - 15.47%
A.O. Smith Corp.		276,182	14,129,471
AAON, Inc.		97,226	3,436,939
Actuant Corp.		7,159	188,640
Acuity Brands, Inc.		59,698	12,178,392
Advanced Disposal Services, Inc. (1)		3,796	85,790
Advanced Drainage Systems, Inc.		8,748	191,581
Aerojet Rocketdyne Holdings, Inc. (1)		7,688	166,830
AeroVironment, Inc. (1)		763	21,387
Air Lease Corp.		1,892	73,315
Air Transport Services Group, Inc. (1)		1,619	25,985
Alamo Group, Inc.		544	41,447
Alaska Air Group, Inc.		125,627	11,585,322
Albany International Corp.		1,103	50,793
Allegiant Travel Co.		3,300	528,825
Allegion Plc		3,761	284,708
Allied Motion Technologies, Inc.		1,432	28,783
Altra Industrial Motion Corp.		5,233	203,825
AMERCO		147	56,035
American Woodmark Corp. (1)		3,467	318,271
AMETEK, Inc.		235,165	12,717,723
Apogee Enterprises, Inc.		7,112	423,946
Applied Industrial Technologies, Inc.		3,947	244,122
Aqua Metals, Inc. (1)		3,119	60,945
Argan, Inc.		3,354	221,867
Armstrong Flooring, Inc. (1)		366	6,742
Astec Industries, Inc.		2,309	141,992
Astronics Corp. (1)		4,771	151,384
Atkore International Group, Inc. (1)		1,882	49,459
Avis Budget Group, Inc. (1)		3,052	90,278
AZZ, Inc.		6,504	386,988
B/E Aerospace, Inc.		4,001	256,504
Barrett Business Services, Inc.		1,747	95,421
Beacon Roofing Supply, Inc. (1)		114,057	5,607,042
Blue Bird Corp. (1)		134	2,298
BMC Stock Holdings, Inc. (1)		11,759	265,753
Brady Corp.		8,735	337,608
Builders FirstSource, Inc. (1)		21,033	313,392
BWX Technologies, Inc.		3,647	173,597
C.H. Robinson Worldwide, Inc.		136,627	10,559,901
Caesarstone Ltd. (1)		5,986	216,992
Carlisle Companies, Inc.		739	78,637
CEB, Inc.		8,088	635,717
Cintas Corp.		3,494	442,131
CIRCOR International, Inc.		16,015	951,932
Clean Harbors, Inc. (1)		152	8,454
Comfort Systems USA, Inc.		9,304	340,992
Continental Building Products, Inc. (1)		8,862	217,119
Copart, Inc. (1)		3,825	236,882
Covanta Holding Corp.		4,631	72,707
Curtiss-Wright Corp.		8,045	734,187
Deluxe Corp.		12,281	886,320
Donaldson Co., Inc.		101,585	4,624,149
Douglas Dynamics, Inc.		4,784	146,630
Dover Corp.		237,000	19,042,950
Dun & Bradstreet Corp.		588	63,469
Dycom Industries, Inc. (1)		7,665	712,462
Echo Global Logistics, Inc. (1)		6,332	135,188
EMCOR Group, Inc.		2,555	160,837
Energous Corp. (1)		3,810	59,436
Energy Recovery, Inc. (1)		8,637	71,860
EnerSys, Inc.		3,226	254,660
EnPro Industries, Inc.		5,415	385,331
Equifax, Inc.		4,665	637,892
Exone Co. (1)		394	4,015
Expeditors International of Washington, Inc.		5,000	282,450
Exponent, Inc.		6,470	385,288
Fastenal Co.		132,327	6,814,840
Flowserve Corp.		3,096	149,908
Fortune Brands Home & Security, Inc.		5,987	364,309
Forward Air Corp.		7,466	355,158
Foundation Building Materials, Inc. (1)		2,754	43,981
Franklin Covey Co. (1)		1,920	38,784
Franklin Electric Company, Inc.		10,833	466,361
FTI Consulting, Inc. (1)		1,019	41,952
Generac Holdings, Inc. (1)		15,388	573,665
General Cable Corp.		11,317	203,140
Genesee & Wyoming, Inc. (1)		57,539	3,904,597
Gibraltar Industries, Inc. (1)		5,113	210,656
Global Brass and Copper Holdings, Inc.		4,866	167,390
GMS, Inc. (1)		1,808	63,352
Gorman Rupp Co.		3,784	118,818
GP Strategies Corp. (1)		3,262	82,529
Graco, Inc.		2,162	203,531
Granite Construction, Inc.		7,508	376,826
Great Lakes Dredge & Dock Corp. (1)		1,313	5,252
Griffon Corp.		6,400	157,760
H&E Equipment Services, Inc.		7,922	194,247
Hawaiian Holdings, Inc. (1)		13,205	613,372
HD Supply Holdings, Inc. (1)		7,877	323,942
Healthcare Services Group, Inc.		99,517	4,288,188
Heartland Express, Inc.		11,551	231,598
HEICO Corp.		70,315	6,131,468
Heico Corp. - Class A		33,097	2,482,275
Herc Holdings, Inc. (1)		206	10,071
Heritage Crystal Clean, Inc. (1)		1,621	22,208
Herman Miller, Inc.		15,012	473,629
Hertz Global Holdings, Inc. (1)		509	8,928
Hexcel Corp.		3,626	197,798
Hill International, Inc. (1)		3,188	13,230
Hillenbrand, Inc.		14,790	530,221
HNI Corp.		11,357	523,444
Hub Group, Inc. (1)		7,792	361,549
Hubbell, Inc.		1,383	166,029
Huntington Ingalls Industries, Inc.		1,523	304,966
Huron Consulting Group, Inc. (1)		721	30,354
Hyster-Yale Materials Handling, Inc.		758	42,744
IDEX Corp.		286,080	26,751,341
IES Holdings, Inc. (1)		1,860	33,666
IHS Markit Ltd. (1)		30,623	1,284,635
Ingersoll-Rand Plc		5,103	414,976
InnerWorkings, Inc. (1)		9,138	91,014
Insperity, Inc.		3,945	349,724
Insteel Industries, Inc.		4,429	160,064
Interface, Inc.		14,401	274,339
J.B. Hunt Transportation Services, Inc.		16,136	1,480,317
JELD-WEN Holding, Inc. (1)		5,451	179,065
JetBlue Airways Corp. (1)		993	20,466
John Bean Technologies Corp.		7,769	683,284
Johnson Controls International Plc		7,736	325,840
Kadant, Inc.		442	26,233
Kaman Corp.		563	27,097
KAR Auction Services, Inc.		5,399	235,774
KeyW Holding Corp./The (1)		118,394	1,117,639
Kforce, Inc.		6,054	143,782
Kimball International, Inc.		7,704	127,116
Knight Transportation, Inc.		15,624	489,812
Knoll, Inc.		12,066	287,291
Korn/Ferry International		8,519	268,263
Landstar System, Inc.		33,789	2,894,028
Lawson Products, Inc. (1)		1,099	24,673
Lennox International, Inc.		1,442	241,247
Lincoln Electric Holdings, Inc.		1,509	131,072
Lindsay Corp.		2,319	204,350
LSC Communications, Inc.		647	16,279
LSI Industries, Inc.		823	8,304
Lydall, Inc. (1)		4,164	223,190
Masco Corp.		8,446	287,080
Masonite International Corp. (1)		7,614	603,409
MasTec, Inc. (1)		16,589	664,389
Matson, Inc.		4,884	155,116
Matthews International Corp.		8,016	542,282
Mercury Systems, Inc. (1)		970	37,878
Milacron Holdings Corp. (1)		3,216	59,850
Miller Industries, Inc.		188	4,954
Mistras Group, Inc. (1)		4,362	93,260
Mobile Mini, Inc.		8,214	250,527
Moog, Inc. (1)		806	54,284
MSA Safety, Inc.		5,315	375,717
MSC Industrial Direct Co., Inc.		18,988	1,951,207
Mueller Industries, Inc.		10,111	346,100
Mueller Water Products, Inc.		39,072	461,831
Multi-Color Corp.		3,429	243,459
National Presto Industries, Inc.		105	10,731
Navistar International Corp. (1)		719	17,702
NCI Building Systems, Inc. (1)		6,782	116,311
Neff Corp. (1)		870	16,921
Nielsen Holdings Plc		11,110	458,954
Nordson Corp.		2,232	274,179
NV5 Global, Inc. (1)		1,363	51,249
Old Dominion Freight Line, Inc.		1,653	141,447
Omega Flex, Inc.		691	33,023
On Assignment, Inc. (1)		12,771	619,777
Orbital ATK, Inc.		31,956	3,131,688
Orion Group Holdings, Inc. (1)		682	5,095
PACCAR, Inc.		1,188	79,834
Patrick Industries, Inc. (1)		3,932	278,779
Paylocity Holding Corp. (1)		5,415	209,181
PGT Innovations, Inc. (1)		11,803	126,882
Pitney Bowes, Inc.		7,409	97,132
Plug Power, Inc. (1)		29,010	40,034
Ply Gem Holdings, Inc. (1)		5,502	108,389
Power Solutions International, Inc. (1)		824	8,314
Primoris Services Corp.		123,607	2,870,155
Proto Labs, Inc. (1)		46,026	2,351,929
Quad/Graphics, Inc.		3,864	97,527
Quanex Building Products Corp.		702	14,215
Quanta Services, Inc. (1)		1,507	55,925
Radiant Logistics, Inc. (1)		5,296	26,480
Raven Industries, Inc.		5,570	161,808
RBC Bearings, Inc. (1)		47,663	4,627,601
REV Group, Inc. (1)		656	18,086
Rexnord Corp. (1)		16,007	369,442
Ritchie Bros Auctioneers, Inc.		195,957	6,446,985
Robert Half International, Inc.		4,991	243,711
Rockwell Automation, Inc.		211,534	32,937,959
Rockwell Collins, Inc.		5,127	498,139
Rollins, Inc.		3,775	140,166
Roper Technologies, Inc.		2,012	415,458
RR Donnelley & Sons Co.		1,939	23,481
Simpson Manufacturing Company, Inc.		10,407	448,438
SiteOne Landscape Supply, Inc. (1)		34,782	1,683,797
Snap-on, Inc.		68,631	11,575,991
SP Plus Corp. (1)		4,059	136,991
Sparton Corp. (1)		131	2,750
Spirit AeroSystems Holdings, Inc.		2,472	143,178
Standex International Corp.		2,452	245,568
Stanley Black & Decker, Inc.		710	94,338
Steelcase, Inc.		21,595	361,716
Stericycle, Inc. (1)		136,053	11,277,433
Sun Hydraulics Corp.		5,239	189,180
Supreme Industries, Inc.		1,774	35,941
Swift Transportation Co. (1)		18,805	386,255
TASER International, Inc. (1)		68,520	1,561,571
Team, Inc. (1)		6,809	184,183
Teledyne Technologies, Inc. (1)		2,413	305,148
Tennant Co.		4,141	300,844
Tetra Tech, Inc.		2,390	97,631
Textron, Inc.		3,283	156,238
The Advisory Board Co. (1)		57,860	2,707,848
The Brink's Co.		11,307	604,359
The Middleby Corp. (1)		2,235	304,966
The Toro Co.		52,198	3,260,287
TransDigm Group, Inc.		1,976	435,036
TransUnion (1)		2,089	80,113
Trex Company, Inc. (1)		7,396	513,208
TriNet Group, Inc. (1)		10,627	307,120
Triton International Ltd./Bermuda		1,919	49,491
TrueBlue, Inc. (1)		639	17,477
Tutor Perini Corp. (1)		1,516	48,209
UniFirst Corp.		20,264	2,866,343
United Rentals, Inc. (1)		141,801	17,732,215
Univar, Inc. (1)		10,778	330,453
Universal Forest Products, Inc.		4,333	426,974
Universal Logistics Holdings, Inc.		1,350	19,372
US Ecology, Inc.		5,474	256,457
Valmont Industries, Inc.		695	108,072
Vectrus, Inc. (1)		528	11,801
Verisk Analytics, Inc. (1)		38,321	3,109,366
Veritiv Corp. (1)		103	5,335
Viad Corp.		2,892	130,718
Vicor Corp. (1)		3,736	60,150
W.W. Grainger, Inc.		73,180	17,033,377
Wabash National Corp.		3,956	81,850
WABCO Holdings, Inc. (1)		112,377	13,195,307
Wabtec Corp.		148,369	11,572,782
WageWorks, Inc. (1)		102,719	7,426,584
Watsco, Inc.		31,594	4,523,629
Watts Water Technologies, Inc.		6,496	405,026
Welbilt, Inc. (1)		2,166	42,519
Wesco Aircraft Holdings, Inc. (1)		2,914	33,220
West Corp.		1,762	43,028
Woodward, Inc.		13,258	900,483
Xylem, Inc.		3,649	183,253
YRC Worldwide, Inc. (1)		1,549	17,054
			358,586,644
Information Technology - 22.49%
2U, Inc. (1)		9,192	364,555
3D Systems Corp. (1)		26,931	402,888
8x8, Inc. (1)		100,787	1,537,002
A10 Networks, Inc. (1)		11,055	101,153
Acacia Communications, Inc. (1)		1,315	77,085
ACI Worldwide, Inc. (1)		28,899	618,150
Acxiom Corp. (1)		9,616	273,767
ADTRAN, Inc.		8,065	167,349
Advanced Energy Industries, Inc. (1)		9,388	643,641
Advanced Micro Devices, Inc. (1)		90,275	1,313,501
Aerohive Networks, Inc. (1)		5,528	23,273
Agilysys, Inc. (1)		376	3,553
Akamai Technologies, Inc. (1)		153,598	9,169,801
Alarm.com Holdings, Inc. (1)		2,554	78,510
ALJ Regional Holdings, Inc. (1)		4,451	16,558
Alliance Data Systems Corp.		60,209	14,992,041
Ambarella, Inc. (1)		3,245	177,534
Amber Road, Inc. (1)		4,130	31,884
American Software, Inc.		6,670	68,568
Amkor Technology, Inc. (1)		1,277	14,800
Amphenol Corp.		11,809	840,447
Analog Devices, Inc.		1,028	84,205
Angie's List, Inc. (1)		10,115	57,655
ANSYS, Inc. (1)		112,336	12,005,348
Appfolio, Inc. (1)		1,924	52,333
Apptio, Inc. (1)		1,277	14,979
Arista Networks, Inc. (1)		1,527	201,976
ARRIS International Plc (1)		1,680	44,436
Aspen Technology, Inc. (1)		381,405	22,472,383
Atlassian Corporation Plc (1)		331,602	9,931,480
Autobytel, Inc. (1)		309	3,872
Autodesk, Inc. (1)		6,826	590,244
Avid Technology, Inc. (1)		5,196	24,213
Badger Meter, Inc.		7,056	259,308
Barracuda Networks, Inc. (1)		5,458	126,134
Belden, Inc.		10,516	727,602
Benefitfocus, Inc. (1)		3,252	90,893
Black Knight Financial Services, Inc. (1)		906	34,700
Blackbaud, Inc.		142,820	10,950,009
Blackhawk Network Holdings, Inc. (1)		13,835	561,701
Blackline, Inc. (1)		1,916	57,020
Blucora, Inc. (1)		2,135	36,935
Booz Allen Hamilton Holding Corp.		4,198	148,567
Bottomline Technologies, Inc. (1)		8,642	204,383
Box, Inc. (1)		12,284	200,352
Brightcove, Inc. (1)		7,574	67,409
Broadridge Financial Solutions, Inc.		4,613	313,453
BroadSoft, Inc. (1)		7,388	296,998
Cabot Microelectronics Corp.		798	61,135
Cadence Design Systems, Inc. (1)		88,914	2,791,900
CalAmp Corp. (1)		8,879	149,078
Callidus Software, Inc. (1)		15,294	326,527
Carbonite, Inc. (1)		4,448	90,294
Cardtronics Plc (1)		58,331	2,726,974
Care.com, Inc. (1)		3,662	45,812
Cass Information Systems, Inc.		1,687	111,511
Cavium, Inc. (1)		43,597	3,124,161
CDK Global, Inc.		5,727	372,312
CDW Corp.		6,412	370,037
CEVA, Inc. (1)		5,015	178,032
ChannelAdvisor Corp. (1)		5,497	61,292
Check Point Software Technologies Ltd. (1)		126,510	12,987,517
Ciena Corp. (1)		34,467	813,766
Cimpress (1)		6,321	544,807
Cirrus Logic, Inc. (1)		15,706	953,197
Citrix Systems, Inc. (1)		137,005	11,424,847
Clearfield, Inc. (1)		2,940	48,363
Cognex Corp.		114,542	9,615,801
Coherent, Inc. (1)		6,061	1,246,384
CommerceHub, Inc. (1)		217	3,370
CommerceHub, Inc. (1)		75	1,161
CommScope Holding Co., Inc. (1)		5,015	209,176
CommVault Systems, Inc. (1)		9,707	493,116
Convergys Corp.		11,436	241,871
CoreLogic, Inc. (1)		1,970	80,218
Cornerstone OnDemand, Inc. (1)		12,621	490,831
CoStar Group, Inc. (1)		17,407	3,607,079
Coupa Software, Inc. (1)		1,533	38,938
CPI Card Group, Inc.		1,993	8,371
Cray, Inc. (1)		10,122	221,672
Cree, Inc. (1)		1,430	38,224
CSG Systems International, Inc.		8,100	306,261
CSRA, Inc.		6,412	187,807
CyberArk Software Ltd. (1)		29,500	1,500,665
DHI Group, Inc. (1)		12,886	50,900
Diebold Nixdorf, Inc.		5,792	177,814
Digimarc Corp. (1)		2,299	62,073
Dolby Laboratories, Inc.		40,281	2,111,127
DST Systems, Inc.		1,288	157,780
Eastman Kodak Co. (1)		3,784	43,516
Ebix, Inc.		6,320	387,100
Electronic Arts, Inc. (1)		24,096	2,157,074
Electronics For Imaging, Inc. (1)		11,785	575,462
Ellie Mae, Inc. (1)		47,545	4,767,337
Endurance International Group Holdings, Inc. (1)		14,867	116,706
EnerNOC, Inc. (1)		5,176	31,056
Entegris, Inc. (1)		22,205	519,597
Envestnet, Inc. (1)		89,928	2,904,674
EPAM Systems, Inc. (1)		12,083	912,508
ePlus, Inc. (1)		1,143	154,362
Euronet Worldwide, Inc. (1)		43,887	3,753,216
Everbridge, Inc. (1)		1,525	31,308
EVERTEC, Inc.		13,237	210,468
Exa Corp. (1)		3,578	45,441
Exar Corp. (1)		1,639	21,323
ExlService Holdings, Inc. (1)		68,150	3,227,584
Extreme Networks, Inc. (1)		26,047	195,613
F5 Networks, Inc. (1)		2,629	374,817
Fabrinet (1)		8,758	368,099
FactSet Research Systems, Inc.		1,567	258,414
Fair Isaac Corp.		7,762	1,000,910
FARO Technologies, Inc. (1)		1,071	38,288
Fidelity National Information Services, Inc.		7,280	579,634
FireEye, Inc. (1)		1,296	16,343
First Data Corp. (1)		12,269	190,169
Fiserv, Inc. (1)		8,737	1,007,463
Fitbit, Inc. (1)		4,260	25,219
Five9, Inc. (1)		8,373	137,820
FleetCor Technologies, Inc. (1)		3,607	546,208
FLIR Systems, Inc.		120,074	4,356,285
FormFactor, Inc. (1)		9,795	116,071
Forrester Research, Inc.		2,551	101,402
Fortinet, Inc. (1)		725,546	27,824,689
Gartner, Inc. (1)		3,132	338,225
Genpact Ltd.		5,589	138,384
Gigamon, Inc. (1)		8,172	290,515
GigPeak, Inc. (1)		1,776	5,470
Global Payments, Inc.		6,044	487,630
Globant S.A. (1)		6,455	234,962
GoDaddy, Inc. (1)		1,854	70,267
Gogo, Inc. (1)		13,893	152,823
GrubHub, Inc. (1)		278,754	9,168,219
GTT Communications, Inc. (1)		6,645	161,806
Guidance Software, Inc. (1)		5,900	34,810
Guidewire Software, Inc. (1)		201,795	11,367,112
Hackett Group, Inc.		5,669	110,489
Hortonworks, Inc. (1)		10,666	104,633
HubSpot, Inc. (1)		7,238	438,261
II-VI, Inc. (1)		4,229	152,455
Immersion Corp. (1)		2,298	19,901
Imperva, Inc. (1)		7,211	296,012
Impinj, Inc. (1)		1,016	30,754
Infinera Corp. (1)		24,691	252,589
Information Services Group, Inc. (1)		7,529	23,716
Inphi Corp. (1)		10,082	492,203
Instructure, Inc. (1)		2,643	61,846
Integrated Device Technology, Inc. (1)		99,094	2,345,555
InterActiveCorp (1)		2,166	159,678
Interdigital, Inc.		8,705	751,241
IPG Photonics Corp. (1)		107,072	12,923,590
Itron, Inc. (1)		8,382	508,787
J2 Global, Inc.		11,789	989,215
Jack Henry & Associates, Inc.		3,081	286,841
Jive Software, Inc. (1)		14,608	62,814
KLA-Tencor Corp.		6,139	583,635
Lam Research Corp.		5,017	643,982
Lattice Semiconductor Corp. (1)		30,186	208,887
Leidos Holdings, Inc.		2,607	133,322
Littelfuse, Inc.		31,771	5,080,501
LivePerson, Inc. (1)		13,416	91,900
LogMeIn, Inc.		35,540	3,465,150
Lumentum Holdings, Inc. (1)		12,660	675,411
MACOM Technology Solutions Holdings, Inc. (1)		7,911	382,101
Majesco (1)		1,055	5,444
Manhattan Associates, Inc. (1)		39,895	2,076,535
Match Group, Inc. (1)		1,068	17,440
Maxim Integrated Products, Inc.		11,125	500,180
MAXIMUS, Inc.		16,134	1,003,535
MaxLinear, Inc. (1)		14,022	393,317
MeetMe, Inc. (1)		10,511	61,910
MercadoLibre, Inc.		104,019	21,996,898
Mesa Laboratories, Inc.		749	91,902
Methode Electronics, Inc.		8,373	381,809
Microchip Technology, Inc.		55,333	4,082,469
Microsemi Corp. (1)		65,253	3,362,487
MicroStrategy, Inc. (1)		1,266	237,755
MINDBODY, Inc. (1)		3,530	96,898
Mitek Systems, Inc. (1)		7,616	50,646
MKS Instruments, Inc.		737	50,669
MobileIron, Inc. (1)		11,885	51,700
Mobileye NV (1)		203,482	12,493,795
Model N, Inc. (1)		5,654	59,084
Monolithic Power Systems, Inc.		67,832	6,247,327
Monotype Imaging Holdings, Inc.		10,231	205,643
Motorola Solutions, Inc.		760	65,527
MTS Systems Corp.		3,829	210,786
Nanometrics, Inc. (1)		4,727	143,984
National Instruments Corp.		44,634	1,453,283
NCR Corp. (1)		4,837	220,954
NeoPhotonics Corp. (1)		1,209	10,893
NETGEAR, Inc. (1)		5,378	266,480
NetScout Systems, Inc. (1)		81,812	3,104,765
New Relic, Inc. (1)		5,522	204,701
NIC, Inc.		15,922	321,624
Nice Ltd. - ADR		108,025	7,343,539
Nimble Storage, Inc. (1)		15,904	198,800
Novanta, Inc. (1)		2,099	55,728
Nuance Communications, Inc. (1)		6,633	114,817
Numerex Corp. (1)		526	2,509
Nutanix, Inc. (1)		436	8,184
NVE Corp.		549	45,452
NVIDIA Corp.		20,040	2,182,957
Oclaro, Inc. (1)		24,091	236,574
ON Semiconductor Corp. (1)		1,682	26,054
Palo Alto Networks, Inc. (1)		169,890	19,143,205
Pandora Media, Inc. (1)		7,420	87,630
Park City Group, Inc. (1)		2,841	35,086
Paychex, Inc.		12,691	747,500
Paycom Software, Inc. (1)		144,996	8,338,720
PDF Solutions, Inc. (1)		6,235	141,036
Pegasystems, Inc.		9,031	396,009
Perficient, Inc. (1)		6,391	110,948
PFSweb, Inc. (1)		3,264	21,314
Planet Payment, Inc. (1)		11,368	45,245
Plantronics, Inc.		43,658	2,362,334
Power Integrations, Inc.		98,916	6,503,727
Progress Software Corp.		1,813	52,668
Proofpoint, Inc. (1)		53,355	3,967,478
PROS Holdings, Inc. (1)		6,233	150,776
PTC, Inc. (1)		72,483	3,808,982
Pure Storage, Inc. (1)		17,299	170,049
Q2 Holdings, Inc. (1)		41,180	1,435,123
Qorvo, Inc. (1)		492	33,732
Qualys, Inc. (1)		168,830	6,398,657
Quantenna Communications, Inc. (1)		631	13,144
Quotient Technology, Inc. (1)		16,166	154,385
Radisys Corp. (1)		7,491	29,964
Rambus, Inc. (1)		6,954	91,376
Rapid7, Inc. (1)		5,054	75,709
RealPage, Inc. (1)		13,542	472,616
Red Hat, Inc. (1)		222,189	19,219,348
Reis, Inc.		1,468	26,277
Rogers Corp. (1)		1,537	131,982
Rosetta Stone, Inc. (1)		3,861	37,645
Rubicon Project, Inc. (1)		3,421	20,150
Sabre Corp.		8,119	172,042
Sapiens International Corp.		6,071	78,194
Science Applications International Corp.		10,594	788,194
SecureWorks Corp. (1)		314	2,983
Semtech Corp. (1)		135,350	4,574,830
ServiceNow, Inc. (1)		6,206	542,839
ServiceSource International, Inc. (1)		9,216	35,758
Shopify, Inc. (1)		27,149	1,848,575
ShoreTel, Inc. (1)		3,505	21,556
Shutterstock, Inc. (1)		4,763	196,950
Silicom Ltd.		341	16,937
Silicon Laboratories, Inc. (1)		10,340	760,507
Silver Spring Networks, Inc. (1)		9,082	102,536
Skyworks Solutions, Inc.		6,855	671,653
Sonus Networks, Inc. (1)		1,531	10,089
Splunk, Inc. (1)		358,506	22,331,339
SPS Commerce, Inc. (1)		63,522	3,715,402
Square, Inc. (1)		77,250	1,334,880
SS&C Technologies Holdings, Inc.		6,069	214,843
Stamps.com, Inc. (1)		15,645	1,851,586
Stratasys Ltd. (1)		5,752	117,858
Super Micro Computer, Inc. (1)		2,104	53,336
Symantec Corp.		3,409	104,588
Synaptics, Inc. (1)		8,813	436,332
Synchronoss Technologies, Inc. (1)		10,373	253,101
Synopsys, Inc. (1)		98,579	7,110,503
Syntel, Inc.		8,031	135,162
Tableau Software, Inc. (1)		229,714	11,382,329
Take-Two Interactive Software, Inc. (1)		59,082	3,501,790
TechTarget, Inc. (1)		1,223	11,044
TeleTech Holdings, Inc.		4,172	123,491
Teradata Corp. (1)		5,091	158,432
The Western Union Co.		19,302	392,796
TiVo Corp.		9,178	172,087
Total System Services, Inc.		6,510	348,025
Trade Desk, Inc./The (1)		587	21,866
Trimble, Inc. (1)		7,794	249,486
TrueCar, Inc. (1)		13,624	210,763
Twilio, Inc. (1)		564	16,283
Twitter, Inc. (1)		21,939	327,988
Tyler Technologies, Inc. (1)		14,148	2,186,715
Ubiquiti Networks, Inc. (1)		6,505	326,941
Ultimate Software Group, Inc. (1)		15,122	2,951,966
Ultratech, Inc. (1)		405	11,996
Unisys Corp. (1)		8,407	117,278
Universal Display Corp.		10,394	894,923
USA Technologies, Inc. (1)		7,308	31,059
Vantiv, Inc. (1)		6,106	391,517
Varonis Systems, Inc. (1)		2,702	85,924
VASCO Data Security International, Inc. (1)		6,850	92,475
VeriFone Systems, Inc. (1)		4,307	80,670
VeriSign, Inc. (1)		3,536	308,021
ViaSat, Inc. (1)		11,308	721,677
VirnetX Holding Corp. (1)		11,207	25,776
Virtusa Corp. (1)		6,998	211,480
Web.com Group, Inc. (1)		10,673	205,989
WebMD Health Corp. (1)		9,367	493,454
WEX, Inc. (1)		166,176	17,199,216
Workday, Inc. (1)		308,127	25,660,817
Workiva, Inc. (1)		5,541	86,717
Xactly Corp. (1)		5,796	68,972
Xilinx, Inc.		3,150	182,353
XO Group, Inc. (1)		6,329	108,922
Xperi Corp.		8,088	274,588
Yelp, Inc. (1)		2,091	68,480
Zebra Technologies Corp. (1)		1,661	151,566
Zendesk, Inc. (1)		20,358	570,838
Zillow Group, Inc. - Class A (1)		1,375	46,489
Zillow Group, Inc. - Class C (1)		2,782	93,670
Zix Corp. (1)		13,671	65,757
			521,251,785
Materials - 4.04%
AptarGroup, Inc.		222,244	17,110,566
Avery Dennison Corp.		3,291	265,255
Axalta Coating Systems Ltd. (1)		6,466	208,205
Balchem Corp.		79,546	6,556,181
Ball Corp.		6,737	500,290
Bemis, Inc.		558	27,264
Berry Plastics Group, Inc. (1)		411,534	19,988,206
Boise Cascade Co. (1)		8,454	225,722
Celanese Corp.		524	47,081
Century Aluminum Co. (1)		765	9,708
Chase Corp.		1,779	169,717
Chemours Co.		38,286	1,474,011
Chemtura Corp. (1)		8,177	273,112
Clearwater Paper Corp. (1)		4,259	238,504
Codexis, Inc. (1)		8,049	38,635
Coeur Mining, Inc. (1)		33,281	268,910
Crown Holdings, Inc. (1)		5,271	279,099
Deltic Timber Corp.		2,670	208,580
Eagle Materials, Inc.		1,831	177,863
Ferro Corp. (1)		20,910	317,623
Flotek Industries, Inc. (1)		13,834	176,937
FMC Corp.		4,218	293,531
Forterra, Inc. (1)		67,292	1,312,194
Freeport-McMoRan, Inc. (1)		11,395	152,237
GCP Applied Technologies, Inc. (1)		15,015	490,240
Gold Resource Corp.		9,443	42,682
Graphic Packaging Holding Co.		389,270	5,009,905
Hawkins, Inc.		437	21,413
HB Fuller Co.		12,573	648,264
Headwaters, Inc. (1)		18,259	428,721
Ingevity Corp. (1)		44,866	2,730,096
Innophos Holdings, Inc.		4,303	232,233
Innospec, Inc.		51,957	3,364,216
International Flavors & Fragrances, Inc.		30,643	4,061,117
Kaiser Aluminum Corp.		1,607	128,399
KapStone Paper and Packaging Corp.		1,379	31,855
KMG Chemicals, Inc.		979	45,103
Koppers Holdings, Inc. (1)		4,098	173,550
Louisiana-Pacific Corp. (1)		33,695	836,310
Martin Marietta Materials, Inc.		72,247	15,767,908
Minerals Technologies, Inc.		4,676	358,182
Multi Packaging Solutions International Ltd. (1)		5,365	96,302
Myers Industries, Inc.		5,552	87,999
Neenah Paper, Inc.		4,165	311,126
NewMarket Corp.		267	121,012
OMNOVA Solutions, Inc. (1)		6,874	68,053
Owens-Illinois, Inc. (1)		6,322	128,842
Packaging Corporation of America		3,661	335,421
PolyOne Corp.		21,038	717,185
Quaker Chemical Corp.		15,446	2,033,620
Rayonier Advanced Materials, Inc.		6,619	89,026
Real Industry, Inc. (1)		6,008	17,123
Royal Gold, Inc.		162	11,348
RPM International, Inc.		5,102	280,763
Schweitzer-Mauduit International, Inc.		1,473	61,012
Scotts Miracle-Gro Co.		1,634	152,599
Sealed Air Corp.		7,697	335,435
Sensient Technologies Corp.		11,149	883,670
Silgan Holdings, Inc.		1,453	86,250
Southern Copper Corp.		1,437	51,574
Steel Dynamics, Inc.		1,361	47,308
Stepan Co.		465	36,647
Summit Materials, Inc. (1)		26,862	663,760
The Valspar Corp.		3,096	343,470
Trecora Resources (1)		4,143	45,987
Trinseo S.A.		6,825	457,958
United States Lime & Minerals, Inc.		34	2,685
US Concrete, Inc. (1)		3,598	232,251
Valhi, Inc.		368	1,207
Valvoline, Inc.		235	5,769
Vulcan Materials Co.		4,864	586,015
W.R. Grace & Co.		1,530	106,656
Worthington Industries, Inc.		11,282	508,705
			93,596,403
Real Estate - 2.82%
Acadia Realty Trust		4,408	132,505
Alexander & Baldwin, Inc.		6,236	277,627
Alexander's, Inc.		477	205,997
Alexandria Real Estate Equities, Inc.		345	38,129
Altisource Portfolio Solutions S.A. (1)		2,949	108,523
American Assets Trust, Inc.		3,254	136,147
Armada Hoffler Properties, Inc.		8,227	114,273
Boston Properties, Inc.		1,020	135,058
Care Capital Properties, Inc.		344	9,243
CareTrust REIT, Inc.		16,170	271,979
CBRE Group, Inc. (1)		11,832	411,635
Chesapeake Lodging Trust		3,927	94,091
City Office REIT, Inc.		5,024	61,042
Colony NorthStar, Inc.		7,303	94,282
Consolidated-Tomoka Land Co.		940	50,328
CoreSite Realty Corp.		49,592	4,465,760
Corporate Office Properties Trust		110,745	3,665,660
CubeSmart		4,739	123,024
CyrusOne, Inc.		2,723	140,153
Digital Realty Trust, Inc.		4,395	467,584
DuPont Fabros Technology, Inc.		18,760	930,308
EastGroup Properties, Inc.		7,829	575,666
Education Realty Trust, Inc.		2,513	102,656
Empire State Realty Trust, Inc.		2,857	58,968
Equinix, Inc.		2,962	1,185,896
Equity Lifestyle Properties, Inc.		2,993	230,641
Essex Property Trust, Inc.		1,068	247,274
Extra Space Storage, Inc.		4,728	351,716
Federal Realty Investment Trust		2,770	369,795
FelCor Lodging Trust, Inc.		30,459	228,747
First Industrial Realty Trust, Inc.		6,632	176,610
Forestar Group, Inc. (1)		557	7,603
Four Corners Property Trust, Inc.		10,287	234,852
Gaming and Leisure Properties, Inc.		7,356	245,838
Global Medical REIT, Inc.		1,781	16,171
Gramercy Property Trust		5,200	136,760
Healthcare Trust of America, Inc.		3,903	122,788
Hersha Hospitality Trust		797	14,976
HFF, Inc.		91,346	2,527,544
Hudson Pacific Properties, Inc.		102,332	3,544,780
Invitation Homes, Inc. (1)		507	11,068
Iron Mountain, Inc.		10,217	364,440
iStar, Inc. (1)		17,311	204,270
Jones Lang LaSalle, Inc.		108,264	12,066,023
Kennedy-Wilson Holdings, Inc.		10,281	228,238
Lamar Advertising Co.		3,219	240,588
Life Storage, Inc.		1,183	97,148
LTC Properties, Inc.		8,005	383,440
Marcus & Millichap, Inc. (1)		3,729	91,659
MedEquities Realty Trust, Inc.		2,546	28,541
Medical Properties Trust, Inc.		25,317	326,336
Monmouth Real Estate Investment Corp.		3,160	45,093
National Health Investors, Inc.		9,417	683,957
National Storage Affiliates Trust Co.		1,259	30,090
Omega Healthcare Investors, Inc.		2,714	89,535
Outfront Media, Inc.		920	24,426
Park Hotels & Resorts, Inc.		3,932	100,934
Pennsylvania Real Estate Investment Trust		4,613	69,841
Physicians Realty Trust		20,059	398,572
Potlatch Corp.		10,043	458,965
PS Business Parks, Inc.		4,981	571,620
QTS Realty Trust, Inc.		11,624	566,670
Regency Centers Corp.		705	46,805
Retail Opportunity Investments Corp.		18,861	396,647
Rexford Industrial Realty, Inc.		6,589	148,384
RMR Group, Inc.		1,738	86,031
Ryman Hospitality Properties, Inc.		10,946	676,791
Sabra Health Care REIT, Inc.		2,507	70,021
Saul Centers, Inc.		2,052	126,444
SBA Communications Corp. (1)		160,952	19,373,792
Senior Housing Properties Trust		1,038	21,020
STAG Industrial, Inc.		20,948	524,119
Tanger Factory Outlet Centers, Inc.		3,323	108,895
Taubman Centers, Inc.		1,157	76,385
Terreno Realty Corp.		102,171	2,860,788
The GEO Group, Inc.		4,422	205,048
Trinity Place Holdings, Inc. (1)		408	2,982
UMH Properties, Inc.		1,796	27,317
Universal Health Realty Income Trust		709	45,731
Urban Edge Properties		22,349	587,779
Urstadt Biddle Properties, Inc.		5,227	107,467
Ventas, Inc.		4,169	271,152
Washington Prime Group, Inc.		9,971	86,648
Washington Real Estate Investment Trust		6,219	194,530
			65,438,859
Telecommunication Services - 0.19%
Boingo Wireless, Inc. (1)		5,272	68,483
Cogent Communications Holdings, Inc.		10,423	448,710
Consolidated Communications Holdings, Inc.		8,624	201,974
FairPoint Communications, Inc. (1)		4,226	70,152
General Communication, Inc. (1)		6,662	138,570
Globalstar, Inc. (1)		61,956	99,130
IDT Corp.		2,760	35,107
Iridium Communications, Inc. (1)		213,192	2,057,303
Lumos Networks Corp. (1)		387	6,850
ORBCOMM, Inc. (1)		14,734	140,710
RingCentral, Inc. (1)		14,712	416,350
Shenandoah Telecommunications Co.		11,611	325,688
Straight Path Communications, Inc. (1)		2,464	88,630
Vonage Holdings Corp. (1)		5,804	36,681
Windstream Holdings, Inc.		24,023	130,925
Zayo Group Holdings, Inc. (1)		6,392	210,297
			4,475,560
Utilities - 0.24%
American States Water Co.		6,062	268,547
AquaVenture Holdings Ltd. (1)		836	14,270
Black Hills Corp.		53,425	3,551,160
California Water Service Group		7,130	255,610
Chesapeake Utilities Corp.		443	30,656
Connecticut Water Services, Inc.		572	30,402
Global Water Resources, Inc.		1,848	16,078
MGE Energy, Inc.		4,026	261,690
Middlesex Water Co.		3,303	122,046
New Jersey Resources Corp.		1,783	70,607
Ormat Technologies, Inc.		4,433	253,036
Pattern Energy Group, Inc.		13,309	267,910
Southwest Gas Holdings, Inc.		1,241	102,891
Spark Energy, Inc.		1,308	41,791
WGL Holdings, Inc.		676	55,790
York Water Co.		2,810	98,490
			5,440,974
Total Common Stocks (Cost $1,966,093,737)			$2,204,817,452

RIGHTS - 0.00% (3)
Healthcare - 0.00% (3)
Dyax Corp. (1)(4)		15,849	$57,056
Real Estate - 0.00% (3)
Trinity Place Holdings, Inc. (1)(4)		72	–
TOTAL RIGHTS (Cost $35,781)			$57,056

SHORT-TERM INVESTMENTS - 5.14%
Money Market Funds - 5.14%
Goldman Sachs Financial Square Government Fund - Class I, 0.62% (2)		59,492,291	$59,492,291
JPMorgan U.S. Government Money Market Fund - Class I, 0.61% (2)		59,492,291	59,492,291
Total Short-Term Investments (Cost $118,984,582)			$118,984,582
TOTAL INVESTMENTS IN SECURITIES - 100.26%
(Cost $2,085,114,100)			$2,323,859,090
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.26)%			(6,005,979)
TOTAL NET ASSETS - 100.00%			$2,317,853,111

Percentages are stated as a percent of net assets.

ADR	- American Depositary Receipt
(1)	Non-income producing security.
(2)	Represents annualized seven-day yield as of the close of the reporting period.
(3)	Amount calculated is less than 0.005%.
(4)		Security is categorized as Level 3 per the Trust's fair value hierarchy. The value of these securities total $57,056, which represents 0.00% of total net assets.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments.

Bridge Builder Small/Mid Cap Value Fund
Schedule of Investments
March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.11%
Consumer Discretionary - 10.55%
1-800-Flowers.com, Inc. (1)	3,722	$37,964
Aaron's, Inc.	64,832	1,928,104
Abercrombie & Fitch Co.	14,470	172,627
Acushnet Holdings Corp. (1)	2,098	36,253
Adient Plc	160,210	11,642,461
Advance Auto Parts, Inc.	30,704	4,552,175
AMC Entertainment Holdings, Inc.	8,793	276,540
American Eagle Outfitters, Inc.	64,367	903,069
American Public Education, Inc. (1)	3,384	77,494
America's Car-Mart, Inc. (1)	1,761	64,188
Aramark	335,553	12,371,839
Ascena Retail Group, Inc. (1)	25,437	108,362
Ascent Capital Group, Inc. (1)	2,085	29,461
At Home Group, Inc. (1)	1,339	20,299
AutoNation, Inc. (1)	1,103	46,646
AV Homes, Inc. (1)	1,752	28,820
Barnes & Noble Education, Inc. (1)	8,480	81,323
Barnes & Noble, Inc.	13,341	123,404
Bassett Furniture Industries, Inc.	781	21,009
Beazer Homes USA, Inc. (1)	6,886	83,527
Bed Bath & Beyond, Inc.	3,742	147,659
Belmond Ltd. (1)	17,690	214,049
Best Buy, Inc.	119,392	5,868,117
Big 5 Sporting Goods Corp.	3,991	60,264
Biglari Holdings, Inc. (1)	191	82,508
Boot Barn Holdings, Inc. (1)	2,787	27,563
Borgwarner, Inc.	169,492	7,083,071
Bridgepoint Education, Inc. (1)	3,538	37,750
Brunswick Corp.	401,354	24,562,865
Buckle, Inc.	4,085	75,981
Build-A-Bear Workshop, Inc. (1)	2,728	24,143
Burlington Stores, Inc. (1)	849	82,599
Cabela's, Inc. (1)	1,232	65,432
Caesars Acquisition Co. (1)	10,246	157,788
Caesars Entertainment Corp. (1)	12,054	115,116
CalAtlantic Group, Inc.	44,742	1,675,588
Caleres, Inc.	8,949	236,433
Callaway Golf Co.	12,831	142,039
Cambium Learning Group, Inc. (1)	2,012	9,859
Camping World Holdings, Inc.	369	11,897
Capella Education Company	165	14,029
Career Education Corp. (1)	13,775	119,842
Carriage Services, Inc.	223	6,048
Carrols Restaurant Group, Inc. (1)	825	11,674
Cato Corp.	4,265	93,659
CBS Corp.	63,500	4,404,360
Century Casinos, Inc. (1)	2,483	18,771
Century Communities, Inc. (1)	3,096	78,638
Chegg, Inc. (1)	9,785	82,585
Chicos FAS, Inc.	2,623	37,247
Choice Hotels International, Inc.	303	18,968
Citi Trends, Inc.	2,765	47,005
Clear Channel Outdoor Holdings, Inc.	605	3,660
Coach, Inc.	6,360	262,859
Columbia Sportswear Co.	118,500	6,961,875
Conn's, Inc. (1)	4,260	37,275
Container Store Group, Inc. (1)	2,301	9,733
Cooper Tire & Rubber Co.	11,564	512,863
Cooper-Standard Holdings, Inc. (1)	18,152	2,013,601
Cracker Barrel Old Country Store, Inc.	219	34,876
CSS Industries, Inc.	1,669	43,260
CST Brands, Inc.	2,122	102,047
D. R. Horton, Inc.	4,289	142,867
Daily Journal Corp. (1)	57	12,215
Dana, Inc.	118,231	2,283,041
Darden Restaurants, Inc.	31,200	2,610,504
Deckers Outdoor Corp. (1)	6,325	377,792
Del Frisco's Restaurant Group, Inc. (1)	4,767	86,044
Del Taco Restaurants, Inc. (1)	4,665	61,858
Delta Apparel, Inc. (1)	1,627	28,684
Denny's Corp. (1)	4,093	50,630
Destination XL Group, Inc. (1)	1,614	4,600
DeVry Education Group, Inc.	13,234	469,145
Dick's Sporting Goods, Inc.	527	25,644
Dillard's, Inc.	518	27,060
DineEquity, Inc.	1,688	91,861
Discovery Communications, Inc. - Class A (1)	156	4,538
Discovery Communications, Inc. - Class C (1)	618	17,496
DSW, Inc.	14,222	294,111
E.W. Scripps Co. (1)	236,451	5,542,411
El Pollo Loco Holdings, Inc. (1)	4,179	49,939
Eldorado Resorts, Inc. (1)	740	14,004
Empire Resorts, Inc. (1)	549	13,318
Entercom Communications Corp.	5,846	83,598
Eros International Plc (1)	6,389	65,807
Escalade, Inc.	2,047	26,406
Expedia, Inc.	47,938	6,048,337
Express, Inc. (1)	16,114	146,799
Extended Stay America, Inc.	1,901	30,302
Fiesta Restaurant Group, Inc. (1)	1,030	24,926
Finish Line, Inc.	240,491	3,422,187
Flexsteel Industries, Inc.	1,373	69,199
Fogo De Chao, Inc. (1)	889	14,446
Foot Locker, Inc.	35,991	2,692,487
Fossil Group, Inc. (1)	8,905	155,392
Fox Factory Holding Corp. (1)	245,690	7,051,303
Fred's, Inc.	5,226	68,461
FTD Cos, Inc. (1)	3,519	70,873
Gaia, Inc. (1)	565	5,622
GameStop Corp.	2,893	65,237
Gannett Co., Inc.	25,372	212,617
Gap, Inc.	5,825	141,489
Garmin Ltd.	3,115	159,208
Genesco, Inc. (1)	3,828	212,263
Gentex Corp.	2,764	58,956
Genuine Parts Co.	244	22,548
G-III Apparel Group Ltd. (1)	1,801	39,424
Global Eagle Entertainment, Inc. (1)	8,902	28,397
Golden Entertainment, Inc.	1,880	24,872
Goodyear Tire & Rubber Co.	120,303	4,330,908
GoPro, Inc. (1)	21,129	183,822
Graham Holdings Co.	127	76,143
Grand Canyon Education, Inc. (1)	219,675	15,730,927
Gray Television, Inc. (1)	5,393	78,198
Green Brick Partners, Inc. (1)	4,651	46,277
Group 1 Automotive, Inc.	31,525	2,335,372
Guess, Inc.	12,670	141,270
H&R Block, Inc.	5,846	135,919
Harley-Davidson, Inc.	44,800	2,710,400
Hasbro, Inc.	25,738	2,569,167
Haverty Furniture, Inc.	3,861	94,015
Hemisphere Media Group, Inc. (1)	416	4,888
Hibbett Sports, Inc. (1)	981	28,940
Hilton Grand Vacations, Inc. (1)	138	3,944
Hilton Worldwide Holdings, Inc.	590	34,491
Hooker Furniture Corp.	2,213	68,714
Houghton Mifflin Harcourt Co. (1)	8,750	88,813
Hovnanian Enterprises, Inc. (1)	27,709	62,899
Hyatt Hotels Corp. (1)	880	47,502
Iconix Brand Group, Inc. (1)	9,200	69,184
ILG, Inc.	21,609	452,925
International Game Technology Plc	2,691	63,777
International Speedway Corp.	4,192	154,894
Interpublic Group of Companies, Inc.	604,709	14,857,700
Intrawest Resorts Holdings, Inc. (1)	3,380	84,534
J. Alexander's Holdings, Inc. (1)	3,081	30,964
J.C. Penney Co., Inc. (1)	8,542	52,619
Jack in the Box, Inc.	142,588	14,504,051
JAKKS Pacific, Inc. (1)	3,501	19,256
John Wiley & Sons, Inc.	1,250	67,250
Johnson Outdoors, Inc.	957	34,931
K12, Inc. (1)	7,264	139,106
KB Home	107,487	2,136,842
Kirkland's, Inc. (1)	2,051	25,432
Kohl's Corp.	66,652	2,653,416
Kona Grill, Inc. (1)	535	3,371
L Brands, Inc.	5,559	261,829
La Quinta Holdings, Inc. (1)	14,429	195,080
Lands End, Inc. (1)	3,025	64,886
Laureate Education, Inc. (1)	3,920	55,938
La-Z-Boy, Inc.	244,649	6,605,523
Lear Corp.	26,344	3,729,784
Lennar Corp. - Class A	2,367	121,167
Lennar Corp. - Class B	220	9,196
LGI Homes, Inc. (1)	208	7,053
Libbey, Inc.	4,093	59,676
Liberty Braves Group (1)	6,118	144,691
Liberty Braves Group (1)	1,630	39,022
Liberty Broadband Corp. - Class A (1)	675	57,436
Liberty Broadband Corp. - Class C (1)	2,954	255,226
Liberty Expedia Holdings, Inc. (1)	1,238	56,304
Liberty Interactive Corp. (1)	5,164	103,383
Liberty Media Group LLC (1)	4,209	137,634
Liberty Media Group LLC (1)	8,061	275,283
Liberty SiriusXM Group (1)	2,610	101,581
Liberty SiriusXM Group (1)	5,204	201,811
Liberty Tax, Inc.	321	4,574
Liberty Ventures (1)	1,820	80,954
Lifetime Brands, Inc.	2,083	41,868
Lions Gate Entertainment Corp. (1)	584	15,498
Lions Gate Entertainment Corp. (1)	458	11,154
Lithia Motors, Inc.	45,890	3,930,479
Live Nation Entertainment, Inc. (1)	1,530	46,466
Luby's, Inc. (1)	3,062	9,523
Lumber Liquidators Holdings, Inc. (1)	5,567	116,851
M.D.C. Holdings, Inc.	5,565	167,228
M/I Homes, Inc. (1)	4,205	103,023
Macy's, Inc.	49,059	1,454,109
Marcus Corp.	3,860	123,906
MarineMax, Inc. (1)	2,510	54,342
Marriott International, Inc.	2,219	208,985
Marriott Vacations Worldwide Corp.	4,409	440,591
MDC Partners, Inc.	8,305	78,067
Meredith Corp.	7,849	507,045
Meritage Homes Corp. (1)	7,591	279,349
Metaldyne Performance Group, Inc.	1,218	27,831
MGM Resorts International	12,082	331,047
Modine Manufacturing Co. (1)	9,817	119,767
Mohawk Industries, Inc. (1)	67,317	15,448,578
Monarch Casino & Resort, Inc. (1)	2,075	61,296
Motorcar Parts of America, Inc. (1)	200	6,146
Movado Group, Inc.	3,448	86,028
MSG Networks, Inc. (1)	8,391	195,930
Murphy USA, Inc. (1)	99,250	7,286,935
NACCO Industries, Inc.	843	58,841
National CineMedia, Inc.	13,263	167,512
New Home Company, Inc. (1)	2,659	27,813
New Media Investment Group, Inc.	8,350	118,654
New York Times Co.	26,040	374,976
Newell Brands, Inc.	491,814	23,198,866
News Corp. - Class A	10,374	134,862
News Corp. - Class B	3,650	49,275
Nexstar Media Group, Inc.	2,889	202,663
Noodles & Co. (1)	583	3,352
Norwegian Cruise Line Holdings Ltd. (1)	4,069	206,420
Office Depot, Inc.	512,100	2,388,947
Omnicom Group, Inc.	71,611	6,173,584
Party City Holdings, Inc. (1)	3,120	43,836
Penn National Gaming, Inc. (1)	1,947	35,883
Penske Automotive Group, Inc.	31,379	1,468,851
Perry Ellis International, Inc. (1)	2,518	54,087
Pier 1 Imports, Inc.	14,599	104,529
Pinnacle Entertainment, Inc. (1)	10,727	209,391
Potbelly Corp. (1)	87,680	1,218,752
Pulte Group, Inc.	122,021	2,873,595
PVH Corp.	68,583	7,096,283
Ralph Lauren Corp.	1,485	121,206
Reading International, Inc. (1)	2,344	36,426
Red Lion Hotels Corp. (1)	2,648	18,668
Red Robin Gourmet Burgers, Inc. (1)	2,195	128,298
Regal Entertainment Group	1,579	35,654
Regis Corp. (1)	7,733	90,631
Rent-A-Center, Inc.	11,034	97,872
RH (1)	8,159	377,435
Royal Caribbean Cruises Ltd.	4,724	463,472
Ruby Tuesday, Inc. (1)	12,862	36,142
Saga Communications, Inc.	818	41,759
Salem Media Group, Inc.	2,715	20,227
Sally Beauty Holdings, Inc. (1)	231,945	4,740,956
Scholastic Corp.	62,458	2,658,837
Scripps Networks Interactive, Inc.	25,700	2,014,109
Sears Holdings Corp. (1)	2,036	23,394
Sears Hometown and Outlet Stores, Inc. (1)	1,821	7,102
Sequential Brands Group, Inc. (1)	8,588	33,407
ServiceMaster Global Holdings, Inc. (1)	231,850	9,679,738
Shoe Carnival, Inc.	2,573	63,219
Signet Jewelers Ltd.	78,674	5,449,748
Sonic Automotive, Inc.	5,905	118,395
Sotheby's (1)	4,619	210,072
Spartan Motors, Inc.	6,700	53,600
Speedway Motorsports, Inc.	2,368	44,613
Sportsman's Warehouse Holdings, Inc. (1)	344	1,644
Stage Stores, Inc.	4,973	12,880
Standard Motor Products, Inc.	1,759	86,437
Staples, Inc.	18,010	157,948
Strattec Security Corp.	595	16,541
Strayer Education, Inc.	1,241	99,888
Sturm, Ruger & Company, Inc.	14,900	797,895
Superior Industries International, Inc.	5,125	129,919
Systemax, Inc.	1,936	21,470
Tailored Brands, Inc.	7,118	106,343
TEGNA, Inc.	6,103	156,359
Tenneco, Inc.	73,702	4,600,479
The Madison Square Garden Co. (1)	482	96,260
The Michaels Companies, Inc. (1)	585	13,098
Thor Industries, Inc.	16,900	1,624,597
Tiffany & Co.	3,071	292,666
Tilly's, Inc.	2,512	22,658
Time, Inc.	21,689	419,682
Toll Brothers, Inc. (1)	2,301	83,089
TopBuild Corp. (1)	7,019	329,893
Tower International, Inc.	4,316	116,964
Townsquare Media, Inc. (1)	1,964	23,922
Travelport Worldwide Ltd.	6,844	80,554
TRI Pointe Group, Inc. (1)	29,825	374,006
Tribune Media Co.	1,927	71,819
tronc, Inc. (1)	2,483	34,563
Tuesday Morning Corp. (1)	9,113	34,174
UCP, Inc. (1)	1,396	14,169
Unifi, Inc. (1)	3,215	91,274
Urban Outfitters, Inc. (1)	537	12,759
Vera Bradley, Inc. (1)	939	8,742
Viacom, Inc. - Class A	116	5,655
Viacom, Inc. - Class B	1,050	48,951
Vince Holding Corp. (1)	4,198	6,507
Vista Outdoor, Inc. (1)	1,232	25,367
Vitamin Shoppe, Inc. (1)	4,904	98,816
Weight Watchers International, Inc. (1)	452	7,038
Wendy's Co.	2,397	32,623
West Marine, Inc. (1)	3,592	34,268
Weyco Group, Inc.	1,119	31,422
Whirlpool Corp.	18,685	3,201,301
William Lyon Homes (1)	5,300	109,286
Wolverine World Wide, Inc.	332,481	8,302,051
Wyndham Worldwide Corp.	42,700	3,599,183
Wynn Resorts Ltd.	194	22,234
ZAGG, Inc. (1)	4,954	35,669
Zumiez, Inc. (1)	3,868	70,784
		327,532,812
Consumer Staples - 2.00%
AdvancePierre Foods Holdings, Inc.	1,677	52,272
Alico, Inc.	522	13,781
Alliance One International, Inc. (1)	1,821	23,400
Avon Products, Inc. (1)	72,790	320,276
Brown Forman Corp. - Class A	155	7,296
Brown Forman Corp. - Class B	234	10,806
Bunge Ltd.	51,540	4,085,060
Cal-Maine Foods, Inc.	1,569	57,739
Casey's General Stores, Inc.	121,872	13,680,132
Central Garden & Pet Co. (1)	6,112	212,209
Central Garden & Pet Co. (1)	2,003	74,251
Clorox Co.	563	75,909
Coca-Cola European Partners Plc	138,939	5,236,611
Conagra Brands, Inc.	2,623	105,812
Coty, Inc.	12,097	219,319
Craft Brew Alliance, Inc. (1)	1,767	23,589
Darling Ingredients, Inc. (1)	25,497	370,216
Dean Foods Co.	81,304	1,598,437
Edgewell Personal Care Co. (1)	1,667	121,924
elf Beauty, Inc. (1)	1,159	33,379
Energizer Holdings, Inc.	1,198	66,789
Flowers Foods, Inc.	551,376	10,702,208
Fresh Del Monte Produce, Inc.	38,613	2,287,048
Hormel Foods Corp.	992	34,353
Ingles Markets, Inc.	2,945	127,077
Ingredion, Inc.	602	72,499
Inter Parfums, Inc.	2,008	73,392
J & J Snack Foods Corp.	40,240	5,454,934
John B. Sanfilippo & Son, Inc.	1,297	94,927
Kellogg Co.	565	41,025
Kroger Co.	47,500	1,400,775
Lamb Weston Holdings, Inc.	871	36,634
Lancaster Colony Corp.	25,470	3,281,555
Landec Corp. (1)	4,215	50,580
Mead Johnson Nutrition Co.	3,352	298,596
Molson Coors Brewing Co.	4,838	463,045
Natural Grocers by Vitamin Cottage, Inc. (1)	2,406	24,998
Nature's Sunshine Products, Inc.	1,409	14,090
Nu Skin Enterprises, Inc.	1,055	58,595
Nutraceutical International Corp.	1,598	49,778
Oil-Dri Corp. of America	949	35,369
Omega Protein Corp.	4,373	87,679
Pilgrim's Pride Corp.	89,089	2,004,948
Pinnacle Foods, Inc.	3,279	189,756
Post Holdings, Inc. (1)	770	67,390
Revlon, Inc. (1)	1,637	45,590
Sanderson Farms, Inc.	19,423	2,016,884
Seaboard Corp.	56	233,490
Seneca Foods Corp. (1)	1,386	50,035
Smart & Final Stores, Inc. (1)	1,487	17,993
Snyder's-Lance, Inc.	16,898	681,158
SpartanNash Co.	7,885	275,896
SUPERVALU, Inc. (1)	56,572	218,368
Synutra International, Inc. (1)	3,987	23,723
The Andersons, Inc.	5,733	217,281
The Chefs' Warehouse, Inc. (1)	274	3,809
The Hain Celestial Group, Inc. (1)	741	27,565
The J. M. Smucker Co.	3,272	428,894
TreeHouse Foods, Inc. (1)	1,051	88,978
Turning Point Brands, Inc. (1)	451	7,036
Tyson Foods, Inc.	4,375	269,981
United Natural Foods, Inc. (1)	39,017	1,686,705
Universal Corp.	26,759	1,893,199
Vector Group Ltd.	10,986	228,509
Village Super Market, Inc.	1,430	37,895
Weis Markets, Inc.	1,976	117,868
Whole Foods Market, Inc.	7,483	222,395
		62,133,710
Energy - 6.31%
Abraxas Petroleum Corp. (1)	16,606	33,544
Adams Resources & Energy, Inc.	348	12,998
Alon USA Energy, Inc.	6,702	81,697
Antero Resources Corp. (1)	4,998	114,004
Archrock, Inc.	14,769	183,136
Ardmore Shipping Corp.	5,650	45,483
Atwood Oceanics, Inc. (1)	16,568	157,893
Baker Hughes, Inc.	132,818	7,945,173
Bill Barrett Corp. (1)	14,025	63,814
Bristow Group, Inc.	7,054	107,291
Cabot Oil & Gas Corp.	3,779	90,356
California Resources Corp. (1)	6,844	102,934
Callon Petroleum Co. (1)	438,810	5,774,740
CARBO Ceramics, Inc. (1)	4,574	59,645
Carrizo Oil & Gas, Inc. (1)	427,455	12,250,860
Cheniere Energy, Inc. (1)	5,571	263,341
Chesapeake Energy Corp. (1)	15,393	91,434
Cimarex Energy Co.	24,132	2,883,533
Clayton Williams Energy, Inc. (1)	1,286	169,855
Clean Energy Fuels Corp. (1)	22,806	58,155
Cobalt International Energy, Inc. (1)	94,353	50,328
Concho Resources, Inc. (1)	3,949	506,815
CONSOL Energy, Inc. (1)	6,296	105,647
Contango Oil & Gas Company (1)	4,478	32,779
Continental Resources, Inc. (1)	236,810	10,755,910
CVR Energy, Inc.	3,169	63,634
Dawson Geophysical Co. (1)	4,947	27,505
Delek US Holdings, Inc.	12,943	314,127
Denbury Resources, Inc. (1)	74,332	191,777
Devon Energy Corp.	13,338	556,461
DHT Holdings, Inc.	19,765	88,350
Diamond Offshore Drilling, Inc. (1)	1,800	30,078
Diamondback Energy, Inc. (1)	119,525	12,396,535
Dorian LPG Ltd. (1)	4,891	51,502
Dril-Quip, Inc. (1)	1,062	57,932
Earthstone Energy, Inc. (1)	404	5,155
Eclipse Resources Corp. (1)	11,824	30,033
Energen Corp. (1)	172,076	9,367,817
Ensco Plc	8,439	75,529
EP Energy Corp. (1)	8,231	39,097
EQT Corp.	83,805	5,120,486
Era Group, Inc. (1)	3,671	48,677
Erin Energy Corp. (1)	2,365	5,676
EXCO Resources, Inc. (1)	34,023	21,091
Exterran Corp. (1)	6,656	209,331
Extraction Oil & Gas, Inc. (1)	1,016	18,847
Fairmount Santrol Holdings, Inc. (1)	19,561	143,382
Forum Energy Technologies, Inc. (1)	552,703	11,440,952
Franks International	1,064	11,246
Frontline Ltd./Bermuda	14,707	99,125
GasLog Ltd.	8,428	129,370
Gener8 Maritime, Inc. (1)	8,449	47,906
Geospace Technologies Corp. (1)	2,534	41,127
Golar LNG Ltd.	20,029	559,410
Green Plains, Inc.	7,801	193,075
Gulfport Energy Corp. (1)	147,963	2,543,484
Helix Energy Solutions Group, Inc. (1)	29,589	229,907
Helmerich & Payne, Inc.	2,725	181,403
Hess Corp.	7,890	380,377
HollyFrontier Corp.	4,547	128,862
Hornbeck Offshore Services, Inc. (1)	5,173	22,916
Independence Contract Drilling, Inc. (1)	5,939	32,724
International Seaways, Inc. (1)	3,548	67,838
Jagged Peak Energy, Inc. (1)	5,057	65,943
Jones Energy, Inc. (1)	13,116	33,445
Keane Group, Inc. (1)	5,983	85,557
Kosmos Energy Ltd. (1)	4,361	29,044
Laredo Petroleum, Inc. (1)	3,940	57,524
Mammoth Energy Services, Inc. (1)	1,596	34,330
Marathon Oil Corp.	378,382	5,978,436
Marathon Petroleum Corp.	209,900	10,608,346
Matador Resources Co. (1)	272,860	6,491,339
Matrix Service Co. (1)	75,066	1,238,589
McDermott International, Inc. (1)	403,993	2,726,953
Murphy Oil Corp.	112,044	3,203,338
Nabors Industries Ltd.	7,751	101,306
National Oilwell Varco, Inc.	10,593	424,673
Natural Gas Services Group, Inc. (1)	2,406	62,676
Navios Maritime Acquisition Corp.	17,426	29,973
Newfield Exploration Co. (1)	148,821	5,492,983
Newpark Resources, Inc. (1)	17,768	143,921
Noble Corp. Plc	6,720	41,597
Noble Energy, Inc.	11,898	408,577
Nordic American Tankers Ltd.	20,835	170,430
Northern Oil & Gas, Inc. (1)	9,925	25,805
Oasis Petroleum, Inc. (1)	48,953	698,070
Oceaneering International, Inc.	2,731	73,956
Oil States International, Inc. (1)	10,742	356,097
Overseas Shipholding Group, Inc. (1)	8,033	31,007
Pacific Ethanol, Inc. (1)	6,012	41,182
Panhandle Oil and Gas, Inc.	1,525	29,280
Par Petroleum Corp. (1)	4,016	66,224
Parker Drilling Co. (1)	28,537	49,940
Parsley Energy, Inc. (1)	264,723	8,606,145
Patterson-UTI Energy, Inc.	4,529	109,919
PBF Energy, Inc.	3,073	68,128
PDC Energy, Inc. (1)	11,702	729,620
PHI, Inc. (1)	2,486	29,782
Pioneer Energy Services Corp. (1)	16,221	64,884
QEP Resources, Inc. (1)	787,113	10,004,206
Range Resources Corp.	246,310	7,167,621
Renewable Energy Group, Inc. (1)	7,159	74,812
REX American Resources Corp. (1)	1,219	110,307
Rice Energy, Inc. (1)	109,886	2,604,298
RigNet, Inc. (1)	2,511	53,861
Ring Energy, Inc. (1)	8,683	93,950
Rowan Co. Plc (1)	3,573	55,667
RPC, Inc.	1,566	28,673
RSP Permian, Inc. (1)	199,164	8,251,365
Sanchez Energy Corp. (1)	6,251	59,635
Scorpio Tankers, Inc.	34,652	153,855
SEACOR Holdings, Inc. (1)	3,365	232,824
Seadrill Ltd. (1)	80,745	133,229
SemGroup Corp.	13,827	497,772
Ship Finance International Ltd.	12,644	185,867
SM Energy Co.	2,652	63,701
Smart Sand, Inc. (1)	2,197	35,701
SRC Energy, Inc. (1)	34,613	292,134
Superior Energy Services, Inc. (1)	4,119	58,737
Targa Resources Corp.	4,956	296,864
Teekay Corp.	10,502	96,093
Teekay Tankers Ltd.	24,548	50,323
Tesco Corp. (1)	9,324	75,058
Tesoro Corp.	83,060	6,732,844
TETRA Technologies, Inc. (1)	7,985	32,499
The Williams Companies, Inc.	17,651	522,293
Tidewater, Inc. (1)	9,172	10,548
Transocean Ltd. (1)	174,617	2,173,982
Unit Corp. (1)	10,760	259,962
Valero Energy Corp.	95,600	6,337,324
W&T Offshore, Inc. (1)	7,798	21,600
Weatherford International Plc (1)	27,282	181,425
Western Refining, Inc.	16,905	592,858
Westmoreland Coal Co. (1)	3,664	53,201
Whiting Petroleum Corp. (1)	5,533	52,342
WildHorse Resource Development Corp. (1)	3,222	40,082
Willbros Group, Inc. (1)	8,805	24,126
World Fuel Services Corp.	1,938	70,253
WPX Energy, Inc. (1)	951,433	12,739,688
		195,844,708
Financials - 22.87%
1st Source Corp.	3,215	150,944
Access National Corp.	1,775	53,285
ACNB Corp.	1,421	40,996
Affiliated Managers Group, Inc.	211	34,591
AG Mortgage Investment Trust, Inc.	4,967	89,654
AGNC Investment Corp.	9,479	188,537
Alleghany Corp. (1)	18,088	11,117,970
Allegiance Bancshares, Inc. (1)	2,174	80,873
Allied World Assurance Co. Holdings AG	15,390	817,209
Allstate Corp.	136,113	11,091,848
Ally Financial, Inc.	12,544	255,020
Altisource Residential Corp.	10,621	161,970
Ambac Financial Group, Inc. (1)	4,701	88,661
American Equity Investment Life Holding Co.	13,310	314,515
American Financial Group, Inc.	27,870	2,659,355
American National Bankshares, Inc.	1,650	61,462
American National Insurance Co.	248	29,271
Ameriprise Financial, Inc.	38,767	5,027,305
Ameris Bancorp	1,943	89,572
AMERISAFE, Inc.	847	54,970
Ames National Corp.	1,575	48,195
AmTrust Financial Services, Inc.	2,566	47,368
Annaly Capital Management, Inc.	274,366	3,048,206
Anworth Mortgage Asset Corp.	16,928	93,950
Aon Plc	72,265	8,577,133
Apollo Commercial Real Estate Finance, Inc.	17,813	335,063
Arch Capital Group Ltd. (1)	3,270	309,898
Ares Capital Corp.	965,125	16,773,872
Ares Commercial Real Estate Corp.	6,713	89,820
Argo Group International Holdings Ltd.	6,050	410,190
Arlington Asset Investment Corp.	1,634	23,088
ARMOUR Residential REIT, Inc.	7,949	180,522
Arrow Financial Corp.	2,420	82,038
Arthur J. Gallagher & Co.	305,824	17,291,289
Aspen Insurance Holdings Ltd.	1,779	92,597
Associated Banc Corp.	4,257	103,871
Associated Capital Group, Inc.	1,095	39,584
Assurant, Inc.	1,647	157,568
Assured Guaranty Ltd.	77,177	2,864,038
Astoria Financial Corp.	19,595	401,893
Athene Holding Ltd. (1)	191,321	9,564,137
Atlantic Capital Bancshares, Inc. (1)	2,884	54,652
Atlas Financial Holdings, Inc. (1)	1,436	19,601
Axis Capital Holdings Ltd.	2,459	164,827
B. Riley Financial, Inc.	1,936	29,040
Baldwin & Lyons, Inc.	2,124	51,932
Banc of California, Inc.	3,171	65,640
BancFirst Corp.	1,648	148,155
Banco Latinoamericano De Comerico	44,324	1,229,548
BancorpSouth, Inc.	448,092	13,554,783
Bank Mutual Corp.	9,024	84,826
Bank of Hawaii Corp.	1,228	101,138
Bank of Marin Bancorp	1,275	82,046
Bank of NT Butterfield & Son Ltd./The	2,363	75,403
BankFinancial Corp.	2,863	41,571
BankUnited, Inc.	357,358	13,333,027
Bankwell Financial Group, Inc.	953	32,774
Banner Corp.	6,337	352,591
Bar Harbor Bankshares	3,218	106,435
BB&T Corp.	53,083	2,372,810
Bear State Financial, Inc.	3,545	33,323
Beneficial Bancorp, Inc.	14,926	238,816
Berkshire Hills Bancorp, Inc.	7,092	255,667
Blue Capital Reinsurance Holdings Ltd.	1,592	30,726
Blue Hills Bancorp, Inc.	4,899	87,447
BNC Bancorp	7,736	271,147
Bofi Holding, Inc. (1)	830	21,688
BOK Financial Corp.	737	57,685
Boston Private Financial Holdings, Inc.	17,395	285,278
Bridge Bancorp, Inc.	3,818	133,630
Brookline Bancorp, Inc.	14,735	230,603
Brown & Brown, Inc.	3,147	131,293
Bryn Mawr Bank Corp.	3,447	136,156
BSB Bancorp, Inc. (1)	1,540	43,505
C&F Financial Corp.	642	29,725
California First National Bancorp	290	4,698
Camden National Corp.	3,152	138,814
Capital Bank Financial Corp.	185,401	8,046,403
Capital City Bank Group, Inc.	2,475	52,940
Capitol Federal Financial, Inc.	26,889	393,386
Capstar Financial Holdings, Inc. (1)	605	11,537
Capstead Mortgage Corp.	17,485	184,292
Cardinal Financial Corp.	6,235	186,676
Carolina Financial Corp.	2,552	76,560
Cascade Bancorp (1)	6,670	51,426
Cathay General Bancorp	15,626	588,788
CenterState Banks, Inc.	10,355	268,194
Central Pacific Financial Corp.	6,441	196,708
Central Valley Community Bancorp	1,683	34,501
Century Bancorp, Inc.	578	35,157
Charter Financial Corp.	2,839	55,843
Chemical Financial Corp.	243,628	12,461,572
Chemung Financial Corp.	745	29,427
Chimera Investment Corp.	117,278	2,366,670
Cincinnati Financial Corp.	4,276	309,027
CIT Group, Inc.	32,037	1,375,348
Citizens & Northern Corp.	2,220	51,682
Citizens Financial Group, Inc.	112,829	3,898,242
Citizens, Inc. (1)	12,460	92,578
City Holding Company	3,072	198,083
Clifton Bancorp, Inc.	4,356	70,524
CNA Financial Corp.	82,240	3,632,541
CNB Financial Corporation, Inc.	3,051	72,888
CNO Financial Group, Inc.	29,250	599,625
CoBiz Financial, Inc.	7,086	119,045
Codorus Valley Bancorp, Inc.	1,556	40,316
Columbia Banking System, Inc.	12,251	477,666
Comerica, Inc.	4,903	336,248
Commerce Bancshares, Inc.	2,494	140,063
Community Bank System, Inc.	9,053	497,734
Community Trust Bancorp, Inc.	3,142	143,746
ConnectOne Bancorp, Inc.	6,231	151,102
County Bancorp, Inc.	248	7,207
Cowen Group, Inc. (1)	5,347	79,938
CU Bancorp (1)	2,999	118,910
Cullen/Frost Bankers, Inc.	1,494	132,921
Customers Bancorp, Inc. (1)	3,443	108,558
CVB Financial Corp.	387,575	8,561,532
CYS Investments, Inc.	32,998	262,334
Dime Community Bancshares, Inc.	6,591	133,797
Discover Financial Services	229,865	15,720,467
Donegal Group, Inc.	2,549	44,913
Donnelley Financial Solutions, Inc. (1)	298	5,748
Dynex Capital, Inc.	11,777	83,499
E*TRADE Financial Corp. (1)	7,821	272,875
Eagle Bancorp, Inc. (1)	1,359	81,132
East West Bancorp, Inc.	229,305	11,834,431
EMC Insurance Group, Inc.	2,107	59,122
Employers Holdings, Inc.	6,991	265,308
Encore Capital Group, Inc. (1)	3,873	119,288
Enova International, Inc. (1)	5,701	84,660
Enstar Group Ltd. (1)	57,337	10,968,568
Enterprise Bancorp, Inc.	1,828	63,541
Enterprise Financial Services Corp.	4,238	179,691
Equity Bancshares, Inc. (1)	1,354	43,017
Erie Indemnity Co.	214	26,258
ESSA Bancorp, Inc.	2,050	29,889
EverBank Financial Corp.	21,863	425,891
Everest Re Group Ltd.	20,088	4,696,775
EZCORP, Inc. (1)	10,745	87,572
F.N.B. Corp.	597,005	8,877,469
Farmers Capital Bank Corp.	1,484	59,954
Farmers National Banc Corp.	5,415	77,705
FB Financial Corp. (1)	1,301	46,003
FBL Financial Group, Inc.	2,310	151,189
FBR & Co.	1,218	21,985
FCB Financial Holdings, Inc. (1)	202,677	10,042,645
Federal Agricultural Mortgage Corp.	1,876	108,001
Federated National Holding Co.	3,200	55,776
Ferroglobe Representation & Warranty Trust (1)(4)	11,189	–
Fidelity & Guaranty Life	3,075	85,485
Fidelity National Financial Ventures Group (1)	14,131	187,236
Fidelity Southern Corp.	4,367	97,733
Fifth Third Bancorp	696,805	17,698,847
Financial Institutions, Inc.	2,984	98,323
First American Financial Corp.	349,708	13,736,530
First Bancorp NC	4,104	120,206
First Bancorp PR (1)	26,136	147,668
First Bancorp, Inc.	2,099	57,198
First Busey Corp.	6,536	192,158
First Business Financial Services, Inc.	1,799	46,702
First Citizens Bancshares, Inc.	1,586	531,897
First Commonwealth Financial Corp.	18,935	251,078
First Community Bancshares, Inc.	3,364	83,999
First Community Financial Partners, Inc. (1)	2,659	33,902
First Connecticut Bancorp, Inc.	2,301	57,065
First Defiance Financial Corp.	1,840	91,098
First Financial Bancorp	12,952	355,532
First Financial Bankshares, Inc.	5,025	201,502
First Financial Corp.	2,144	101,840
First Financial Northwest, Inc.	1,686	29,792
First Foundation, Inc. (1)	3,711	57,558
First Hawaiian, Inc.	645	19,298
First Horizon National Corp.	6,468	119,658
First Internet Bancorp	1,395	41,152
First Interstate BancSystem, Inc.	4,247	168,394
First Merchants Corp.	8,576	337,208
First Mid-Illinois Bancshares, Inc.	1,698	57,460
First Midwest Bancorp, Inc.	18,090	428,371
First NBC Bank Holding Co. (1)	3,963	15,852
First Northwest Bancorp (1)	2,521	39,075
First of Long Island Corp.	4,453	120,440
First Republic Bank	865	81,146
FirstCash, Inc.	4,325	212,574
Flagstar Bancorp, Inc. (1)	4,360	122,908
Flushing Financial Corp.	5,995	161,086
FNF Group	7,495	291,855
Franklin Financial Network, Inc. (1)	1,863	72,191
Fulton Financial Corp.	36,197	646,116
GAIN Capital Holdings, Inc.	7,122	59,326
GAMCO Investors, Inc.	862	25,507
Genworth Financial, Inc. (1)	78,989	325,435
German American Bancorp, Inc.	2,932	138,801
Glacier Bancorp, Inc.	16,035	544,068
Global Indemnity Ltd. (1)	2,018	77,673
Great Ajax Corp.	3,505	45,740
Great Southern Bancorp, Inc.	2,249	113,574
Great Western Bancorp, Inc.	12,437	527,453
Green Bancorp, Inc. (1)	4,514	80,349
Green Dot Corp. (1)	7,586	253,069
Greene County Bancorp, Inc.	417	9,737
Greenhill & Co, Inc.	1,613	47,261
Greenlight Capital Re Ltd. (1)	6,804	150,368
Guaranty Bancorp	3,627	88,317
Hallmark Financial Services, Inc. (1)	3,455	38,178
Hancock Holding Co.	17,679	805,278
Hanmi Financial Corp.	6,635	204,026
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,189	205,818
Hanover Insurance Group, Inc.	1,241	111,764
HarborOne Bancorp, Inc. (1)	2,747	52,166
Harford Financial Services Group, Inc.	244,612	11,758,499
HCI Group, Inc.	1,582	72,108
Heartland Financial USA, Inc.	4,935	246,503
Heritage Commerce Corp.	5,050	71,205
Heritage Financial Corp.	6,107	151,148
Heritage Insurance Holdings, Inc.	6,180	78,919
Heritage Oaks Bancorp	5,246	70,034
Hilltop Holdings, Inc.	15,885	436,361
Hingham Institution for Savings	128	22,637
Home Bancorp, Inc.	954	32,197
HomeStreet, Inc. (1)	5,598	156,464
HomeTrust Bancshares, Inc. (1)	3,694	86,809
Hope Bancorp, Inc.	27,034	518,242
Horace Mann Educators Corp.	183,274	7,523,398
Horizon Bancorp	4,173	109,416
Huntington Bancshares, Inc.	1,609,268	21,548,099
IBERIABANK Corp.	149,916	11,858,356
Impac Mortgage Holdings, Inc. (1)	2,191	27,300
Independence Holding Co.	2,289	42,575
Independent Bank Corp.	161,019	10,466,235
Independent Bank Corp. MI	4,368	90,418
Independent Bank Group, Inc.	2,384	153,291
Infinity Property & Casualty Corp.	2,394	228,627
Interactive Brokers Group, Inc.	1,572	54,580
International Bancshares Corp.	11,549	408,835
INTL FCStone, Inc. (1)	3,229	122,573
Invesco Ltd.	9,608	294,293
Invesco Mortgage Capital, Inc.	24,691	380,735
Investment Technology Group, Inc.	4,254	86,143
Investors Bancorp, Inc.	1,566,595	22,527,636
Investors Title Co.	312	49,343
James River Group Holdings Ltd.	2,960	126,866
Janus Capital Group, Inc.	30,386	401,095
KCG Holdings, Inc. (1)	8,881	158,348
Kearny Financial Corp.	18,543	279,072
Kemper Corp.	8,325	332,167
KeyCorp	237,462	4,222,074
Kinsale Capital Group, Inc.	1,255	40,210
Ladder Capital Corp.	10,238	147,837
Ladenburg Thalmann Financial Services, Inc. (1)	19,708	48,876
Lakeland Bancorp, Inc.	8,790	172,284
Lakeland Financial Corp.	5,066	218,446
Lazard Ltd.	59,826	2,751,398
LCNB Corp.	1,682	40,116
LegacyTexas Financial Group, Inc.	9,355	373,264
Legg Mason, Inc.	36,551	1,319,857
LendingClub Corp. (1)	38,813	213,083
Leucadia National Corp.	9,214	239,564
Lincoln National Corp.	82,752	5,416,118
Loews Corp.	197,612	9,242,313
LPL Financial Holdings, Inc.	2,049	81,612
M&T Bank Corp.	4,223	653,425
Macatawa Bank Corp.	5,364	52,996
Maiden Holdings Ltd.	8,328	116,592
MainSource Financial Group, Inc.	4,749	156,385
Manning & Napier, Inc.	3,598	20,509
Markel Corp. (1)	388	378,634
Marlin Business Services Corp.	1,694	43,620
Marsh & McLennan Companies, Inc.	104,904	7,751,357
MB Financial, Inc.	15,955	683,193
MBIA, Inc. (1)	29,039	245,960
MBT Financial Corp.	3,464	39,316
Medley Management, Inc.	1,405	11,662
Mercantile Bank Corp.	3,324	114,346
Merchants Bancshares, Inc.	1,138	55,421
Mercury General Corp.	817	49,829
Meridian Bancorp, Inc.	8,560	156,648
Meta Financial Group, Inc.	1,663	147,176
MFA Financial, Inc.	10,682	86,311
MGIC Investment Corp. (1)	215,316	2,181,151
Middleburg Financial Corp.	897	35,916
Midland States Bancorp, Inc.	763	26,240
MidWestOne Financial Group, Inc.	1,698	58,224
Moody's Corp.	28,149	3,153,814
MTGE Investment Corp.	9,654	161,704
MutualFirst Financial, Inc.	1,083	34,169
Nasdaq OMX Group, Inc.	115,747	8,038,629
National Bankshares, Inc.	1,381	51,857
National Commerce Corp. (1)	1,709	62,549
National General Holdings Corp.	40,626	965,274
National Western Life Group, Inc. - Class A	540	164,246
Nationstar Mortgage Holdings, Inc. (1)	3,999	63,024
Navient Corp.	607,321	8,964,058
Navigators Group, Inc.	247,869	13,459,287
NBT Bancorp, Inc.	8,925	330,850
Nelnet, Inc.	4,416	193,686
New Residential Investment Corp.	1,021,814	17,350,402
New York Community Bancorp, Inc.	13,665	190,900
New York Mortgage Trust, Inc.	147,335	909,057
NewStar Financial, Inc.	4,765	50,414
Nicolet Bankshares, Inc. (1)	1,589	75,223
NMI Holdings, Inc. (1)	10,830	123,462
Northern Trust Corp.	5,827	504,502
Northfield Bancorp, Inc.	7,792	140,412
Northrim BanCorp, Inc.	1,313	39,456
Northwest Bancshares, Inc.	20,276	341,448
OceanFirst Financial Corp.	5,345	150,595
Ocwen Financial Corp. (1)	21,606	118,185
OFG Bancorp	9,215	108,737
Old Line Bancshares, Inc.	1,692	48,188
Old National Bancorp	28,117	487,830
Old Republic International Corp.	6,788	139,018
Old Second Bancorp, Inc.	6,315	71,044
OM Asset Management Plc	2,668	40,340
On Deck Capital, Inc. (1)	10,296	51,892
OneBeacon Insurance Group Ltd.	5,300	84,800
OneMain Holdings, Inc. (1)	1,486	36,927
Oppenheimer Holdings, Inc.	2,364	40,424
Opus Bank	1,337	26,941
Orchid Island Capital, Inc.	5,263	52,577
Oritani Financial Corp.	8,029	136,493
Orrstown Financial Services, Inc.	1,660	37,101
Owens Realty Mortgage, Inc.	2,103	37,433
Pacific Continental Corp.	4,332	106,134
Pacific Mercantile Bancorp (1)	2,950	22,273
Pacific Premier Bancorp, Inc. (1)	3,677	141,748
PacWest Bancorp	212,037	11,293,091
Paragon Commercial Corp. (1)	167	8,933
Park National Corp.	2,797	294,244
Park Sterling Corp.	495,832	6,103,692
Peapack Gladstone Financial Corp.	3,261	96,493
PennantPark Investment Corp.	83,459	679,356
Penns Woods Bancorp, Inc.	877	38,106
PennyMac Mortgage Investment Trust	11,084	196,741
Peoples Bancorp, Inc.	3,359	106,346
Peoples Financial Services Corp.	1,421	59,398
People's United Financial, Inc.	9,393	170,953
People's Utah Bancorp	2,789	73,769
PHH Corp. (1)	11,125	141,621
PICO Holdings, Inc. (1)	4,027	56,378
Pinnacle Financial Partners, Inc.	8,530	566,819
Piper Jaffray Cos.	3,116	198,957
PJT Partners, Inc.	3,918	137,483
Popular, Inc.	43,498	1,771,674
PRA Group, Inc. (1)	9,865	327,025
Preferred Bank Los Angeles	2,597	139,355
Premier Financial Bancorp, Inc.	2,117	44,521
Primerica, Inc.	16,500	1,356,300
Principal Financial Group, Inc.	37,832	2,387,578
PrivateBancorp, Inc.	16,483	978,596
ProAssurance Corp.	1,131	68,143
Prosperity Bancshares, Inc.	14,067	980,611
Provident Bancorp, Inc. (1)	593	12,423
Provident Financial Holdings, Inc.	1,155	21,541
Provident Financial Services, Inc.	12,903	333,543
Pzena Investment Management, Inc.	831	8,177
QCR Holdings, Inc.	2,446	103,588
Radian Group, Inc.	45,687	820,539
Raymond James Financial, Inc.	185,390	14,137,841
Redwood Trust, Inc.	16,918	281,008
Regional Management Corp. (1)	2,157	41,911
Regions Financial Corp.	650,286	9,448,656
Reinsurance Group of America, Inc.	247,866	31,474,025
RenaissanceRe Holdings Ltd.	837	121,072
Renasant Corp.	9,093	360,901
Republic Bancorp, Inc.	1,952	67,129
Republic First Bancorp, Inc. (1)	10,442	86,669
Resource Capital Corp.	5,940	58,034
RLI Corp.	1,584	95,072
S & T Bancorp, Inc.	7,233	250,262
Safeguard Scientifics, Inc. (1)	4,317	54,826
Safety Insurance Group, Inc.	2,339	163,964
Sandy Spring Bancorp, Inc.	4,973	203,843
Santander Consumer USA Holdings, Inc. (1)	3,038	40,466
Seacoast Banking Corp. of Florida (1)	6,359	152,489
SEI Investments Co.	310,214	15,647,194
Selective Insurance Group, Inc.	12,129	571,882
Shore Bancshares, Inc.	2,483	41,491
SI Financial Group, Inc.	2,701	37,949
Sierra Bancorp	2,531	69,425
Signature Bank (1)	609	90,370
Simmons First National Corp.	6,192	341,489
SLM Corp. (1)	572,844	6,931,412
South State Corp.	5,484	489,995
Southern First Bancshares, Inc. (1)	1,117	36,470
Southern Missouri Bancorp, Inc.	1,178	41,843
Southern National Bancorp of Virginia, Inc.	2,124	35,959
Southside Bancshares, Inc.	5,655	189,847
Southwest Bancorp, Inc.	3,965	103,685
Starwood Property Trust, Inc.	87,629	1,978,663
State Auto Financial Corp.	3,687	101,208
State Bank Financial Corp.	7,219	188,560
State National Companies, Inc.	6,354	91,498
State Street Corp.	83,895	6,678,881
Sterling Bancorp	26,756	634,117
Stewart Information Services Corp.	5,027	222,093
Stifel Financial Corp. (1)	13,568	680,978
Stock Yards Bancorp, Inc.	4,466	181,543
Stonegate Bank	2,498	117,631
Summit Financial Group, Inc.	1,653	35,606
Sun Bancorp, Inc.	2,007	48,971
SunTrust Banks, Inc.	318,760	17,627,428
SVB Financial Group (1)	377	70,156
Synchrony Financial	469,505	16,104,022
Synovus Financial Corp.	3,524	144,554
T. Rowe Price Group, Inc.	1,621	110,471
TCF Financial Corp.	173,459	2,952,272
TD Ameritrade Holding Corp.	250,590	9,737,927
Territorial Bancorp, Inc.	1,427	44,480
Texas Capital Bancshares, Inc. (1)	178,271	14,876,715
TFS Financial Corp.	1,783	29,633
The Bancorp, Inc. (1)	10,525	53,677
The Progressive Corp.	14,893	583,508
Third Point Reinsurance Ltd. (1)	13,756	166,448
Tiptree, Inc.	5,192	37,902
Tompkins Financial Corp.	3,048	245,516
Torchmark Corp.	80,899	6,232,459
Towne Bank	11,745	380,538
TriCo Bancshares	4,166	148,018
TriState Capital Holdings, Inc. (1)	4,547	106,172
Triumph Bancorp, Inc. (1)	3,223	83,153
TrustCo Bank Corp.	19,548	153,452
Trustmark Corp.	14,242	452,753
Two Harbors Investment Corp.	9,811	94,087
UMB Financial Corp.	9,429	710,098
Umpqua Holdings Corp.	45,850	813,379
Union Bankshares Corp.	9,146	321,756
United Bankshares, Inc.	14,240	601,640
United Community Banks, Inc.	14,879	412,000
United Community Financial Corp.	9,775	81,524
United Financial Bancorp, Inc.	10,759	183,011
United Fire Group, Inc.	3,450	147,557
United Insurance Holdings Corp.	829	13,223
Universal Insurance Holdings, Inc.	65,317	1,600,267
Univest Corp. of Pennsylvania	5,133	132,945
Unum Group	463,180	21,718,510
Validus Holdings Ltd.	2,195	123,776
Valley National Bancorp	51,274	605,033
Veritex Holdings, Inc. (1)	1,640	46,117
Virtu Financial, Inc.	391	6,647
Virtus Investment Partners, Inc.	1,100	116,490
Voya Financial, Inc.	75,589	2,869,358
W.R. Berkley Corp.	142,389	10,056,935
Waddell & Reed Financial, Inc.	12,867	218,739
Walker & Dunlop, Inc. (1)	5,940	247,639
Walter Investment Management Corp. (1)	3,155	3,407
Washington Federal, Inc.	19,145	633,700
Washington Trust Bancorp, Inc.	3,178	156,675
WashingtonFirst Bankshares, Inc.	1,889	52,892
Waterstone Financial, Inc.	5,284	96,433
Webster Financial Corp.	19,316	966,573
WesBanco, Inc.	8,489	323,516
West Bancorporation, Inc.	3,129	71,811
Westamerica Bancorporation	5,200	290,316
Western Alliance Bancorp (1)	1,122	55,079
Western Asset Mortgage Capital Corp.	8,590	83,924
Western New England Bancorp, Inc.	3,844	40,362
White Mountains Insurance Group Ltd.	124	109,105
Wintrust Financial Corp.	10,824	748,155
World Acceptance Corp. (1)	1,367	70,783
WSFS Financial Corp.	6,049	277,952
Xenith Bankshares, Inc. (1)	1,224	31,053
XL Group Ltd.	123,558	4,925,022
Zions Bancorp	51,117	2,146,914
		709,878,648
Healthcare - 6.30%
Acadia Healthcare Co., Inc. (1)	1,321	57,596
Accelerate Diagnostics, Inc. (1)	260	6,292
Aceto Corp.	630	9,960
Acorda Therapeutics, Inc. (1)	7,799	163,779
Adamas Pharmaceuticals, Inc. (1)	1,653	28,927
Addus HomeCare Corp. (1)	83,050	2,657,600
Adverum Biotechnologies, Inc. (1)	6,307	17,029
Agenus, Inc. (1)	2,217	8,358
Agilent Technologies, Inc.	6,755	357,137
Akebia Therapeutics, Inc. (1)	4,947	45,512
Akorn, Inc. (1)	53,500	1,288,280
Albany Molecular Research, Inc. (1)	3,026	42,455
Alere, Inc. (1)	1,963	77,990
Allscripts Healthcare Solutions, Inc. (1)	5,152	65,327
Almost Family, Inc. (1)	1,711	83,155
Alnylam Pharmaceuticals, Inc. (1)	266	13,632
AMAG Pharmaceuticals, Inc. (1)	44,854	1,011,458
American Renal Associates Holdings, Inc. (1)	217	3,663
AMN Healthcare Services, Inc. (1)	138,320	5,615,792
Analogic Corp.	218,333	16,571,475
ANAPTYSBIO, Inc. (1)	295	8,186
AngioDynamics, Inc. (1)	5,644	97,923
Anika Therapeutics, Inc. (1)	533	23,154
Aratana Therapeutics, Inc. (1)	492	2,608
Ardelyx, Inc. (1)	5,486	69,398
Array BioPharma, Inc. (1)	31,753	283,872
Arrowhead Pharmaceuticals, Inc. (1)	656	1,214
Atara Biotherapeutics, Inc. (1)	4,659	95,742
AtriCure, Inc. (1)	1,490	28,534
Audentes Therapeutics, Inc. (1)	376	6,407
Becton Dickinson and Co.	36,179	6,636,676
Bellicum Pharmaceuticals, Inc. (1)	1,585	19,559
BioCryst Pharmaceuticals, Inc. (1)	2,967	24,923
Bio-Rad Laboratories, Inc. (1)	592	118,009
BioScrip, Inc. (1)	16,122	27,407
Bluebird Bio, Inc. (1)	5,341	485,497
Boston Scientific Corp. (1)	311,774	7,753,819
Brookdale Senior Living, Inc. (1)	145,242	1,950,600
Bruker Corp.	116,813	2,725,247
Capital Senior Living Corp. (1)	290,171	4,079,804
Cara Therapeutics, Inc. (1)	4,048	74,443
Cardinal Health, Inc.	81,991	6,686,366
Catalent, Inc. (1)	324,950	9,202,584
Celldex Therapeutics, Inc. (1)	20,846	75,254
Cellular Biomedicine Group, Inc. (1)	548	6,466
Centene Corp. (1)	119,894	8,543,646
Cerus Corp. (1)	2,216	9,861
Chimerix, Inc. (1)	8,965	57,197
Cidara Therapeutics, Inc. (1)	2,963	23,111
Clearside Biomedical, Inc. (1)	721	5,725
Community Health Systems, Inc. (1)	23,344	207,061
Concert Pharmaceuticals, Inc. (1)	1,983	33,830
CONMED Corp.	5,690	252,693
Corvus Pharmaceuticals, Inc. (1)	419	8,703
Cotiviti Holdings, Inc. (1)	764	31,805
CryoLife, Inc. (1)	2,146	35,731
DaVita, Inc. (1)	97,588	6,633,056
Dentsply Sirona, Inc.	6,462	403,487
Dimension Therapeutics, Inc. (1)	1,112	1,946
Edge Therapeutics, Inc. (1)	2,297	20,926
Egalet Corp. (1)	2,972	15,157
Emergent BioSolutions, Inc. (1)	37,500	1,089,000
Enanta Pharmaceuticals, Inc. (1)	3,378	104,042
Endo International Plc (1)	313,027	3,493,381
Endocyte, Inc. (1)	8,534	21,932
Ensign Group, Inc.	48,200	906,160
Envision Healthcare Corp. (1)	222,443	13,640,205
Epizyme, Inc. (1)	2,335	40,045
Esperion Therapeutics, Inc. (1)	3,005	106,107
Evolent Health, Inc. (1)	3,513	78,340
Exactech, Inc. (1)	2,087	52,592
Exelixis, Inc. (1)	18,220	394,827
Five Prime Therapeutics, Inc. (1)	4,343	156,999
Flex Pharma, Inc. (1)	357	1,571
Genesis Healthcare, Inc. (1)	2,674	7,059
Haemonetics Corp. (1)	10,707	434,383
Halyard Health, Inc. (1)	9,831	374,463
Hill-Rom Holdings, Inc.	123	8,684
ICON Plc (1)	29,675	2,365,691
ICU Medical, Inc. (1)	64,956	9,918,781
Idera Pharmaceuticals, Inc. (1)	2,834	7,000
Ignyta, Inc. (1)	2,169	18,653
Immunomedics, Inc. (1)	1,284	8,307
INC Research Holdings, Inc. (1)	175,080	8,027,418
Infinity Pharmaceuticals, Inc. (1)	1,800	5,814
Innoviva, Inc. (1)	2,127	29,416
Integer Holdings Corp. (1)	6,552	263,390
Invacare Corp.	6,739	80,194
iRhythm Technologies, Inc. (1)	250	9,400
Jounce Therapeutics, Inc. (1)	378	8,312
Juno Therapeutics, Inc. (1)	192	4,260
K2M Group Holdings, Inc. (1)	3,812	78,184
Karyopharm Therapeutics, Inc. (1)	4,445	57,074
Kindred Healthcare, Inc.	172,648	1,441,611
Laboratory Corp. of America Holdings (1)	67,810	9,728,701
Lannet, Inc. (1)	63,595	1,421,348
LHC Group, Inc. (1)	2,864	154,370
LifePoint Health, Inc. (1)	35,854	2,348,437
Luminex Corp.	4,502	82,702
Magellan Health, Inc. (1)	1,417	97,844
Mallinckrodt Plc (1)	65,669	2,926,867
Medicines Co. (1)	1,231	60,196
MEDNAX, Inc. (1)	182,723	12,677,322
Medpace Holdings, Inc. (1)	440	13,134
Meridian Bioscience, Inc.	1,019	14,062
Merit Medical Systems, Inc. (1)	5,627	162,620
Merrimack Pharmaceuticals, Inc. (1)	9,782	30,129
Molina Healthcare, Inc. (1)	3,192	145,555
Momenta Pharmaceuticals, Inc. (1)	10,407	138,933
Myovant Sciences Ltd. (1)	675	7,925
NantKwest, Inc. (1)	2,224	7,895
National HealthCare Corp.	2,342	166,985
National Research Corp.	397	7,821
NewLink Genetics Corp. (1)	1,100	26,510
Nobilis Health Corp. (1)	9,168	15,586
Omeros Corp. (1)	3,076	46,509
OPKO Health, Inc. (1)	581	4,648
Otonomy, Inc. (1)	4,802	58,825
OvaScience, Inc. (1)	7,675	14,352
Owens & Minor, Inc.	11,568	400,253
Patheon NV (1)	401	10,562
PDL BioPharma, Inc.	38,058	86,392
PerkinElmer, Inc.	2,409	139,867
Perrigo Co. Plc	3,865	256,597
PharMerica Corp. (1)	37,817	884,918
Phibro Animal Health Corp.	205	5,761
Portola Pharmaceuticals, Inc. (1)	873	34,213
Premier, Inc. (1)	901	28,679
Protagonist Therapeutics, Inc. (1)	240	3,074
PTC Therapeutics, Inc. (1)	6,993	68,811
QIAGEN NV	6,252	181,113
Quest Diagnostics, Inc.	35,299	3,466,009
Quidel Corp. (1)	294	6,656
Quintiles IMS Holdings, Inc. (1)	98,919	7,965,947
Ra Pharmaceuticals, Inc. (1)	434	9,240
REGENXBIO, Inc. (1)	4,346	83,878
Retrophin, Inc. (1)	7,637	140,979
Rigel Pharmaceuticals, Inc. (1)	3,884	12,856
Rockwell Medical, Inc. (1)	854	5,346
RTI Surgical, Inc. (1)	11,541	46,164
Select Medical Holdings Corp. (1)	21,042	280,911
Selecta Biosciences, Inc. (1)	383	5,485
Spectrum Pharmaceuticals, Inc. (1)	10,730	69,745
Stemline Therapeutics, Inc. (1)	3,404	29,104
Sucampo Pharmaceuticals, Inc. (1)	84,600	930,600
Surgery Partners, Inc. (1)	1,603	31,259
Syndax Pharmaceuticals, Inc. (1)	369	5,063
Tabula Rasa HealthCare, Inc. (1)	404	5,446
Teleflex, Inc.	1,004	194,505
Tetraphase Pharmaceuticals, Inc. (1)	7,898	72,583
The Cooper Companies, Inc.	308	61,566
TherapeuticsMD, Inc. (1)	2,034	14,645
Tivity Health, Inc. (1)	6,746	196,309
TransEnterix, Inc. (1)	11,039	13,357
Triple-S Management Corp. (1)	5,283	92,822
United Therapeutics Corp. (1)	11,692	1,582,863
Universal American Corp. (1)	8,601	85,752
Universal Health Services, Inc.	47,360	5,893,952
Versartis, Inc. (1)	6,002	128,143
Vocera Communications, Inc. (1)	1,472	36,550
Voyager Therapeutics, Inc. (1)	1,105	14,630
VWR Corp. (1)	237,558	6,699,136
WaVe Life Sciences Ltd. (1)	202	5,555
WellCare Health Plans, Inc. (1)	110	15,423
Wright Medical Group NV (1)	21,562	671,009
Zafgen, Inc. (1)	5,092	23,729
Zimmer Holdings, Inc.	48,466	5,918,183
Zogenix, Inc. (1)	5,030	54,576
		195,455,831
Industrials - 15.39%
AAR Corp.	6,959	234,031
ABM Industries, Inc.	11,742	511,951
Acacia Research Corp. (1)	2,169	12,472
ACCO Brands Corp. (1)	22,498	295,849
Actuant Corp.	6,495	171,143
Advanced Disposal Services, Inc. (1)	1,449	32,747
AECOM (1)	4,252	151,329
Aegion Corp. (1)	7,223	165,479
Aerojet Rocketdyne Holdings, Inc. (1)	6,077	131,871
AeroVironment, Inc. (1)	3,567	99,983
AGCO Corp.	1,979	119,096
Air Lease Corp.	1,382	53,552
Air Transport Services Group, Inc. (1)	8,829	141,705
Aircastle Ltd.	10,279	248,032
Alamo Group, Inc.	1,506	114,742
Alaska Air Group, Inc.	608	56,070
Albany International Corp.	5,097	234,717
Allison Transmission Holdings, Inc.	290,547	10,477,125
Altra Industrial Motion Corp.	186,048	7,246,570
AMERCO	72	27,446
Ameresco, Inc. (1)	4,448	29,134
American Airlines Group, Inc.	106,991	4,525,719
American Railcar Industries, Inc.	1,695	69,664
American Superconductor Corp. (1)	1,793	12,300
AMETEK, Inc.	82,890	4,482,691
Applied Industrial Technologies, Inc.	4,316	266,945
ARC Document Solutions, Inc. (1)	8,870	30,601
ArcBest Corp.	5,271	137,046
Arconic, Inc.	12,312	324,298
Armstrong Flooring, Inc. (1)	4,570	84,179
Armstrong World Industries, Inc. (1)	327,841	15,097,078
Astec Industries, Inc.	2,018	124,097
Atkore International Group, Inc. (1)	1,072	28,172
Atlas Air Worldwide Holdings, Inc. (1)	37,962	2,104,993
Avis Budget Group, Inc. (1)	71,100	2,103,138
Babcock & Wilcox Enterprises, Inc. (1)	256,168	2,392,609
Barnes Group, Inc.	10,524	540,302
Blue Bird Corp. (1)	780	13,377
BMC Stock Holdings, Inc. (1)	1,685	38,081
Brady Corp.	2,366	91,446
Briggs & Stratton Corp.	9,057	203,330
Caesarstone Ltd. (1)	321,300	11,647,125
CAI International, Inc. (1)	3,297	51,895
Carlisle Companies, Inc.	1,240	131,948
Casella Waste Systems, Inc. (1)	7,950	112,174
CBIZ, Inc. (1)	10,723	145,297
CECO Environmental Corp.	6,384	67,096
Celadon Group, Inc.	5,767	37,774
Chart Industries, Inc. (1)	6,527	228,053
Chicago Bridge & Iron Co.	44,769	1,376,647
CIRCOR International, Inc.	70,686	4,201,576
Clean Harbors, Inc. (1)	1,364	75,866
Cogint, Inc. (1)	2,979	13,852
Colfax Corp. (1)	2,714	106,552
Columbus Mckinnon Corp.	4,012	99,578
CompX International, Inc.	351	5,388
Copa Holdings SA	882	99,005
Costamare, Inc.	6,408	42,677
Covenant Transportation Group, Inc. - Class A (1)	2,382	44,782
CRA International, Inc.	1,875	66,244
Crane Co.	23,061	1,725,655
CSW Industrials, Inc. (1)	35,787	1,313,383
Cubic Corp.	5,346	282,269
Cummins, Inc.	20,738	3,135,586
Curtiss-Wright Corp.	26,012	2,373,855
Delta Air Lines, Inc.	59,705	2,744,042
Deluxe Corp.	36,700	2,648,639
DigitalGlobe, Inc. (1)	13,338	436,819
DMC Global, Inc.	2,755	34,162
Donaldson Co., Inc.	348	15,841
Douglas Dynamics, Inc.	665	20,382
Dover Corp.	4,313	346,550
Ducommun, Inc. (1)	2,251	64,806
Dun & Bradstreet Corp.	602	64,980
DXP Enterprises, Inc. (1)	3,251	123,115
Eaton Corp. Plc	61,574	4,565,712
Echo Global Logistics, Inc. (1)	1,070	22,844
EMCOR Group, Inc.	121,081	7,622,049
Encore Wire Corp.	86,907	3,997,722
EnerSys, Inc.	34,332	2,710,168
Engility Holdings, Inc. (1)	3,856	111,593
Ennis, Inc.	5,207	88,519
EnPro Industries, Inc.	162,760	11,582,002
ESCO Technologies, Inc.	134,454	7,811,777
Essendant, Inc.	8,005	121,276
Esterline Technologies Corp. (1)	134,637	11,585,514
Exone Co. (1)	2,394	24,395
Expeditors International of Washington, Inc.	1,517	85,695
Federal Signal Corp.	12,694	175,304
Flowserve Corp.	1,420	68,756
Fluor Corp.	78,719	4,142,194
Franklin Covey Co. (1)	342	6,908
Franklin Electric Company, Inc.	539	23,204
FreightCar America, Inc.	2,450	30,698
FTI Consulting, Inc. (1)	8,003	329,484
FuelCell Energy, Inc. (1)	6,141	8,444
GATX Corp.	8,641	526,755
Gencor Industries, Inc. (1)	1,707	25,520
General Cable Corp.	912	16,370
Genesee & Wyoming, Inc. (1)	1,684	114,276
Gibraltar Industries, Inc. (1)	2,259	93,071
Global Brass and Copper Holdings, Inc.	52,755	1,814,772
Gorman Rupp Co.	353	11,084
Graham Corp.	1,802	41,446
Granite Construction, Inc.	2,023	101,534
Great Lakes Dredge & Dock Corp. (1)	11,061	44,244
Greenbrier Companies, Inc.	5,804	250,152
Griffon Corp.	1,055	26,006
Hardinge, Inc.	2,350	26,414
Harsco Corp. (1)	17,087	217,859
HC2 Holdings, Inc. (1)	7,149	44,324
HD Supply Holdings, Inc. (1)	370,129	15,221,555
Heidrick & Struggles International, Inc.	3,913	103,108
Herc Holdings, Inc. (1)	589	28,796
Heritage Crystal Clean, Inc. (1)	973	13,330
Herman Miller, Inc.	68,713	2,167,895
Hertz Global Holdings, Inc. (1)	96,118	1,685,910
Hill International, Inc. (1)	4,783	19,849
Hillenbrand, Inc.	116,290	4,168,997
Hub Group, Inc. (1)	405	18,792
Hubbell, Inc.	109,572	13,154,119
Huntington Ingalls Industries, Inc.	30,104	6,028,025
Hurco Companies, Inc.	1,226	38,129
Huron Consulting Group, Inc. (1)	4,005	168,611
Hyster-Yale Materials Handling, Inc.	1,368	77,142
ICF International, Inc. (1)	3,969	163,920
IDEX Corp.	144	13,465
IES Holdings, Inc. (1)	296	5,358
Ingersoll-Rand Plc	147,689	12,010,069
InnerWorkings, Inc. (1)	677	6,743
Interface, Inc.	1,597	30,423
ITT, Inc.	41,600	1,706,432
Jacobs Engineering Group, Inc.	3,358	185,630
JELD-WEN Holding, Inc. (1)	678	22,272
JetBlue Airways Corp. (1)	110,155	2,270,295
Johnson Controls International Plc	20,329	856,257
Joy Global, Inc.	20,811	587,911
Kadant, Inc.	1,826	108,373
Kaman Corp.	5,111	245,992
Kansas City Southern	3,016	258,652
KAR Auction Services, Inc.	175,875	7,680,461
KBR, Inc.	103,734	1,559,122
Kelly Services, Inc.	6,222	136,013
Kennametal, Inc.	16,445	645,137
KeyW Holding Corp./The (1)	9,260	87,414
Kimball International, Inc.	936	15,444
Kirby Corp. (1)	1,471	103,779
KLX, Inc. (1)	11,107	496,483
Knight Transportation, Inc.	907	28,434
Knoll, Inc.	247,990	5,904,642
Korn/Ferry International	4,849	152,695
Kratos Defense & Security Solutions, Inc. (1)	13,834	107,629
L3 Technologies, Inc.	2,156	356,365
Lawson Products, Inc. (1)	235	5,276
Layne Christensen Co. (1)	3,446	30,463
Lennox International, Inc.	80	13,384
Lincoln Electric Holdings, Inc.	627	54,461
Lindsay Corp.	285	25,114
LSC Communications, Inc.	276	6,944
LSI Industries, Inc.	4,658	46,999
Lydall, Inc. (1)	187,818	10,067,045
Macquarie Infrastructure Corp.	2,114	170,346
ManpowerGroup, Inc.	160,003	16,411,508
Marten Transport Ltd.	4,680	109,746
Masco Corp.	295,655	10,049,313
Masonite International Corp. (1)	185,010	14,662,043
Matson, Inc.	274,566	8,720,216
McGrath RentCorp	5,008	168,119
Mercury Systems, Inc. (1)	9,048	353,324
Meritor, Inc. (1)	17,518	300,083
Milacron Holdings Corp. (1)	512,759	9,542,445
Miller Industries, Inc.	1,862	49,064
Mobile Mini, Inc.	2,454	74,847
Moog, Inc. (1)	34,257	2,307,209
MRC Global, Inc. (1)	19,834	363,557
MSA Safety, Inc.	101,590	7,181,397
MSC Industrial Direct Co., Inc.	728	74,809
Mueller Industries, Inc.	3,298	112,891
Mueller Water Products, Inc.	435,320	5,145,482
MYR Group, Inc. (1)	3,065	125,665
National Presto Industries, Inc.	879	89,834
Navigant Consulting, Inc. (1)	10,320	235,915
Navistar International Corp. (1)	9,865	242,876
Neff Corp. (1)	1,319	25,655
Nielsen Holdings Plc	67,922	2,805,858
NL Industries, Inc. (1)	1,464	9,443
NN, Inc.	5,440	137,088
NOW, Inc. (1)	22,241	377,207
NV5 Global, Inc. (1)	373	14,025
Old Dominion Freight Line, Inc.	724	61,953
Orbital ATK, Inc.	1,639	160,622
Orion Group Holdings, Inc. (1)	4,806	35,901
Oshkosh Corp.	31,042	2,129,171
Owens Corning	56,827	3,487,473
P.A.M. Transportation Services, Inc. (1)	409	6,663
PACCAR, Inc.	8,771	589,411
Parker-Hannifin Corp.	3,749	601,040
Park-Ohio Holdings Corp.	1,923	69,132
Pentair Plc	199,376	12,516,825
Pitney Bowes, Inc.	84,800	1,111,728
Plug Power, Inc. (1)	17,018	23,485
Powell Industries, Inc.	1,915	65,953
Power Solutions International, Inc. (1)	532	5,368
Preformed Line Products Co.	502	26,179
Quad/Graphics, Inc.	2,965	74,837
Quanex Building Products Corp.	205,028	4,151,817
Quanta Services, Inc. (1)	2,937	108,992
Radiant Logistics, Inc. (1)	2,641	13,205
Raven Industries, Inc.	2,809	81,601
Regal-Beloit Corp.	1,244	94,109
Republic Services, Inc.	6,673	419,131
Resources Connection, Inc.	6,344	106,262
REV Group, Inc. (1)	1,990	54,864
Rexnord Corp. (1)	4,182	96,521
Roadrunner Transportation Systems, Inc. (1)	7,026	48,269
Robert Half International, Inc.	245,180	11,972,139
Rockwell Automation, Inc.	758	118,028
Roper Technologies, Inc.	1,380	284,956
RPX Corp. (1)	10,853	130,236
RR Donnelley & Sons Co.	500	6,055
Rush Enterprises, Inc. (1)	6,535	216,178
Rush Enterprises, Inc. (1)	973	30,338
Ryder System, Inc.	20,711	1,562,438
Saia, Inc. (1)	5,217	231,113
Scorpio Bulkers, Inc. (1)	11,566	106,407
SkyWest, Inc.	10,457	358,152
Snap-on, Inc.	66,172	11,161,231
SP Plus Corp. (1)	236	7,965
Sparton Corp. (1)	1,725	36,208
Spirit AeroSystems Holdings, Inc.	72,640	4,207,309
Spirit Airlines, Inc. (1)	1,993	105,769
SPX Corp. (1)	8,885	215,461
SPX FLOW, Inc. (1)	7,214	250,398
Standex International Corp.	66,963	6,706,344
Stanley Black & Decker, Inc.	126,848	16,854,294
Steelcase, Inc.	145,800	2,442,150
Stericycle, Inc. (1)	136	11,273
Sun Hydraulics Corp.	392	14,155
Sunrun, Inc. (1)	14,122	76,259
Supreme Industries, Inc.	1,023	20,726
Team, Inc. (1)	392	10,604
Teledyne Technologies, Inc. (1)	5,116	646,969
Tennant Co.	229	16,637
Terex Corp.	2,948	92,567
Tetra Tech, Inc.	10,129	413,770
Textainer Group Holdings Ltd.	4,969	76,026
Textron, Inc.	180,611	8,595,277
The Brink's Co.	299,584	16,012,765
The Manitowoc Co., Inc. (1)	27,441	156,414
The Timken Co.	165,498	7,480,510
Thermon Group Holdings, Inc. (1)	6,602	137,586
Titan International, Inc.	9,194	95,066
Titan Machinery, Inc. (1)	3,709	56,896
TPI Composites, Inc. (1)	1,393	26,481
TRC Companies, Inc. (1)	3,620	63,169
TriMas Corp. (1)	376,706	7,816,650
Trinity Industries, Inc.	4,155	110,315
Triton International Ltd./Bermuda	7,043	181,639
Triumph Group, Inc.	10,337	266,178
TrueBlue, Inc. (1)	8,436	230,725
Tutor Perini Corp. (1)	6,824	217,003
UniFirst Corp.	2,843	402,142
United Continental Holdings, Inc. (1)	115,459	8,156,024
United Rentals, Inc. (1)	25,465	3,184,398
Universal Forest Products, Inc.	508	50,058
Universal Logistics Holdings, Inc.	548	7,864
US Ecology, Inc.	149,240	6,991,894
USA Truck, Inc. (1)	1,545	11,356
USG Corp. (1)	44,010	1,399,518
Valmont Industries, Inc.	129	20,060
Vectrus, Inc. (1)	1,818	40,632
Veritiv Corp. (1)	1,665	86,247
Viad Corp.	1,982	89,586
Vicor Corp. (1)	231	3,719
VSE Corp.	1,889	77,071
Wabash National Corp.	76,265	1,577,923
WABCO Holdings, Inc. (1)	54,419	6,389,879
Watts Water Technologies, Inc.	415	25,875
Welbilt, Inc. (1)	1,957	38,416
Werner Enterprises, Inc.	9,211	241,328
Wesco Aircraft Holdings, Inc. (1)	78,891	899,357
WESCO International, Inc. (1)	88,685	6,168,042
West Corp.	8,260	201,709
Willis Lease Finance Corp. (1)	941	21,031
XPO Logistics, Inc. (1)	20,541	983,708
Xylem, Inc.	2,389	119,976
YRC Worldwide, Inc. (1)	5,651	62,218
		477,545,499
Information Technology - 14.18%
ACI Worldwide, Inc. (1)	211,310	4,519,921
Activision Blizzard, Inc.	300,482	14,982,033
Actua Corp. (1)	7,464	104,869
Acxiom Corp. (1)	8,607	245,041
ADTRAN, Inc.	3,739	77,584
Advanced Energy Industries, Inc. (1)	411	28,178
Advanced Micro Devices, Inc. (1)	82,024	1,193,449
Agilysys, Inc. (1)	2,857	26,999
Akamai Technologies, Inc. (1)	526	31,402
Alliance Data Systems Corp.	55,526	13,825,974
Alpha and Omega Semiconductor Ltd. (1)	4,097	70,427
Ambarella, Inc. (1)	4,052	221,685
Amdocs Ltd.	257,350	15,695,777
Amkor Technology, Inc. (1)	225,360	2,611,922
Analog Devices, Inc.	106,189	8,702,195
Anixter International, Inc. (1)	6,112	484,682
ANSYS, Inc. (1)	1,836	196,213
Applied Materials, Inc.	102,100	3,971,690
Applied Optoelectronics, Inc. (1)	3,790	212,808
Apptio, Inc. (1)	539	6,322
ARRIS International Plc (1)	4,107	108,630
Arrow Electronics, Inc. (1)	195,505	14,352,022
Autobytel, Inc. (1)	1,019	12,768
Autodesk, Inc. (1)	1,071	92,609
Avid Technology, Inc. (1)	2,009	9,362
Avnet, Inc.	289,272	13,237,087
AVX Corp.	9,829	160,999
Axcelis Technologies, Inc. (1)	5,990	112,612
Bankrate, Inc. (1)	10,031	96,799
Bazaarvoice, Inc. (1)	17,365	74,669
Bel Fuse, Inc.	1,791	45,760
Benchmark Electronics, Inc. (1)	10,475	333,105
Black Box Corp.	3,116	27,888
Blackline, Inc. (1)	551	16,398
Blucora, Inc. (1)	6,466	111,862
Booz Allen Hamilton Holding Corp.	213	7,538
Bottomline Technologies, Inc. (1)	1,260	29,799
Broadcom Ltd.	10,237	2,241,494
Brocade Communications Systems, Inc.	24,171	301,654
Brooks Automation, Inc.	14,356	321,574
CA, Inc.	56,027	1,777,176
Cabot Microelectronics Corp.	4,280	327,891
CACI International, Inc. (1)	83,590	9,805,107
Calix, Inc. (1)	8,163	59,182
Cass Information Systems, Inc.	985	65,108
Cavium, Inc. (1)	1,708	122,395
ChannelAdvisor Corp. (1)	581	6,478
Check Point Software Technologies Ltd. (1)	107,700	11,056,482
Cirrus Logic, Inc. (1)	30,000	1,820,700
Cognizant Technology Solutions - Class A (1)	39,801	2,368,956
Cohu, Inc.	5,521	101,918
CommerceHub, Inc. (1)	247	3,824
CommerceHub, Inc. (1)	659	10,234
CommScope Holding Co., Inc. (1)	297,759	12,419,528
Computer Sciences Corp.	82,104	5,665,997
Comtech Telecommunications Corp.	4,877	71,887
Conduent, Inc. (1)	48,716	817,454
Control4 Corp. (1)	4,405	69,555
Convergys Corp.	78,399	1,658,139
CoreLogic, Inc. (1)	1,000	40,720
Corning, Inc.	131,100	3,539,700
Coupa Software, Inc. (1)	485	12,319
CPI Card Group, Inc.	3,778	15,868
Cree, Inc. (1)	1,769	47,285
CTS Corp.	6,434	137,044
Cypress Semiconductor Corp.	8,663	119,203
Daktronics, Inc.	8,532	80,627
Diebold Nixdorf, Inc.	9,628	295,580
Digi International, Inc. (1)	5,599	66,628
Digimarc Corp. (1)	109	2,943
Diodes, Inc. (1)	8,093	194,637
Dolby Laboratories, Inc.	1,442	75,575
DSP Group, Inc. (1)	4,342	52,104
Eastman Kodak Co. (1)	691	7,946
eBay, Inc. (1)	229,956	7,719,623
EchoStar Corp. (1)	1,284	73,124
Electro Scientific Industries, Inc. (1)	5,368	37,415
EMCORE Corp.	3,991	35,919
EnerNOC, Inc. (1)	601	3,606
Entegris, Inc. (1)	531,815	12,444,471
ePlus, Inc. (1)	360	48,618
Everbridge, Inc. (1)	567	11,641
EVERTEC, Inc.	2,792	44,393
Exar Corp. (1)	6,980	90,810
F5 Networks, Inc. (1)	9,000	1,283,130
FARO Technologies, Inc. (1)	2,602	93,021
Fidelity National Information Services, Inc.	367,167	29,233,837
Finisar Corp. (1)	22,446	613,674
FireEye, Inc. (1)	3,325	41,928
First Solar, Inc. (1)	2,085	56,503
Fiserv, Inc. (1)	41,375	4,770,951
Fitbit, Inc. (1)	494	2,924
Flex Ltd. (1)	806,744	13,553,299
FLIR Systems, Inc.	3,817	138,481
FormFactor, Inc. (1)	6,334	75,058
GigPeak, Inc. (1)	10,575	32,571
Global Payments, Inc.	178,300	14,385,244
Global Sources Ltd. (1)	1,428	11,781
Glu Mobile, Inc. (1)	21,428	48,642
Harmonic, Inc. (1)	15,943	94,861
Harris Corp.	178,662	19,879,721
HP, Inc.	126,400	2,260,032
Ichor Holdings Ltd. (1)	1,190	23,598
II-VI, Inc. (1)	9,009	324,774
Immersion Corp. (1)	3,995	34,597
Impinj, Inc. (1)	631	19,100
Infinera Corp. (1)	9,009	92,162
Insight Enterprises, Inc. (1)	7,761	318,899
InterActiveCorp (1)	88,964	6,558,426
InvenSense, Inc. (1)	17,456	220,469
IPG Photonics Corp. (1)	167	20,157
Ixia (1)	13,549	266,238
IXYS Corp.	5,458	79,414
Jabil Circuit, Inc.	273,918	7,921,709
Juniper Networks, Inc.	171,855	4,782,725
Keysight Technologies, Inc. (1)	4,814	173,978
Kimball Electronics, Inc. (1)	5,821	98,666
Knowles Corp. (1)	18,682	354,024
Kopin Corp. (1)	12,361	50,680
KVH Industries, Inc. (1)	3,471	29,156
Lam Research Corp.	43,200	5,545,152
Leidos Holdings, Inc.	88,244	4,512,798
Limelight Networks, Inc. (1)	14,704	37,936
Liquidity Services, Inc. (1)	4,928	39,424
Littelfuse, Inc.	68,460	10,947,439
MACOM Technology Solutions Holdings, Inc. (1)	204,700	9,887,010
Mantech International Corp.	5,128	177,583
Marchex, Inc. (1)	8,576	23,327
Marvell Technology Group Ltd.	11,426	174,361
Maxwell Technologies, Inc. (1)	6,031	35,040
MeetMe, Inc. (1)	1,191	7,015
Methode Electronics, Inc.	130,500	5,950,800
Micron Technology, Inc. (1)	403,400	11,658,260
Microsemi Corp. (1)	106,619	5,494,077
MicroStrategy, Inc. (1)	945	177,471
MKS Instruments, Inc.	211,619	14,548,806
MoneyGram International, Inc. (1)	6,267	105,348
Motorola Solutions, Inc.	4,128	355,916
MTS Systems Corp.	256	14,093
Nanometrics, Inc. (1)	922	28,084
National Instruments Corp.	635	20,676
NCI, Inc. (1)	1,571	23,644
NCR Corp. (1)	238,000	10,871,840
NeoPhotonics Corp. (1)	5,277	47,546
NetApp, Inc.	42,555	1,780,927
NetEase, Inc. - ADR	18,733	5,320,172
NETGEAR, Inc. (1)	92,189	4,567,965
NetScout Systems, Inc. (1)	190,506	7,229,703
NeuStar, Inc. (1)	177	5,868
Novanta, Inc. (1)	4,780	126,909
Nuance Communications, Inc. (1)	1,481	25,636
Numerex Corp. (1)	1,920	9,158
Nutanix, Inc. (1)	61	1,145
NVE Corp.	447	37,007
Oclaro, Inc. (1)	3,299	32,396
ON Semiconductor Corp. (1)	397,538	6,157,864
OSI Systems, Inc. (1)	3,696	269,771
Pandora Media, Inc. (1)	857	10,121
Park Electrochemical Corp.	4,177	74,601
PC Connection, Inc.	2,444	72,807
PDF Solutions, Inc. (1)	292	6,605
Perficient, Inc. (1)	2,375	41,230
PFSweb, Inc. (1)	269	1,757
Photronics, Inc. (1)	13,372	143,080
Plantronics, Inc.	23,000	1,244,530
Plexus Corp. (1)	7,009	405,120
Progress Software Corp.	9,030	262,321
PTC, Inc. (1)	1,766	92,803
QAD, Inc.	1,882	52,414
Qorvo, Inc. (1)	27,954	1,916,526
Quantenna Communications, Inc. (1)	783	16,310
QuinStreet, Inc. (1)	7,221	28,162
Rambus, Inc. (1)	17,202	226,034
RealNetworks, Inc. (1)	3,805	18,416
Reis, Inc.	649	11,617
RetailMeNot, Inc. (1)	8,336	67,522
Rightside Group Ltd. (1)	2,524	25,038
Rogers Corp. (1)	2,504	215,018
Rosetta Stone, Inc. (1)	774	7,546
Rubicon Project, Inc. (1)	4,946	29,132
Rudolph Technologies, Inc. (1)	6,423	143,875
Sanmina Corp. (1)	70,842	2,876,185
ScanSource, Inc. (1)	5,212	204,571
Seagate Technology Plc	55,900	2,567,487
SecureWorks Corp. (1)	631	5,994
ServiceSource International, Inc. (1)	4,278	16,599
ShoreTel, Inc. (1)	11,364	69,889
Sigma Designs, Inc. (1)	6,885	43,031
Silicom Ltd.	813	40,382
Silver Spring Networks, Inc. (1)	387	4,369
Skyworks Solutions, Inc.	37,265	3,651,225
Sonus Networks, Inc. (1)	8,254	54,394
SS&C Technologies Holdings, Inc.	362	12,815
Stratasys Ltd. (1)	5,397	110,585
SunPower Corp. (1)	1,660	10,126
Super Micro Computer, Inc. (1)	6,310	159,959
Sykes Enterprises, Inc. (1)	8,482	249,371
Symantec Corp.	14,777	453,358
SYNNEX Corp.	6,161	689,662
Synopsys, Inc. (1)	3,846	277,412
TE Connectivity Ltd.	146,444	10,917,400
Tech Data Corp. (1)	7,303	685,752
TechTarget, Inc. (1)	1,938	17,500
Telenav, Inc. (1)	6,449	55,784
TeleTech Holdings, Inc.	370,419	10,964,402
Teradata Corp. (1)	32,400	1,008,288
Teradyne, Inc.	5,683	176,741
The Western Union Co.	111,000	2,258,850
TiVo Corp.	17,103	320,681
Trade Desk, Inc./The (1)	1,538	57,291
Trimble, Inc. (1)	1,495	47,855
TTM Technologies, Inc. (1)	15,416	248,660
Twilio, Inc. (1)	78	2,252
Twitter, Inc. (1)	2,054	30,707
Ultra Clean Holdings, Inc. (1)	6,719	113,350
Ultratech, Inc. (1)	4,099	121,412
Unisys Corp. (1)	3,425	47,779
USA Technologies, Inc. (1)	997	4,237
VASCO Data Security International, Inc. (1)	518	6,993
Veeco Instruments, Inc. (1)	8,420	251,337
Verint Systems, Inc. (1)	13,021	564,786
ViaSat, Inc. (1)	1,347	85,966
Viavi Solutions, Inc. (1)	49,104	526,395
Vishay Intertechnology, Inc.	102,988	1,694,153
Vishay Precision Group, Inc. (1)	2,325	36,735
Western Digital Corp.	51,594	4,258,053
Xcerra Corp. (1)	11,003	97,817
Xerox Corp.	243,736	1,789,022
Xilinx, Inc.	4,868	281,809
Xperi Corp.	3,403	115,532
Yelp, Inc. (1)	426	13,952
Zebra Technologies Corp. (1)	262	23,908
Zillow Group, Inc. - Class A (1)	429	14,504
Zillow Group, Inc. - Class C (1)	878	29,562
Zynga, Inc. (1)	19,973	56,923
		440,058,594
Materials - 6.28%
A. Schulman, Inc.	5,960	187,442
AgroFresh Solutions, Inc. (1)	5,300	23,161
AK Steel Holding Corp. (1)	65,900	473,821
Albemarle Corp.	3,133	330,970
Alcoa Corp. (1)	4,095	140,868
Allegheny Technologies, Inc.	22,743	408,464
American Vanguard Corp.	5,915	98,189
Ampco-Pittsburgh Corp.	1,459	20,499
AptarGroup, Inc.	1,311	100,934
Ashland Global Holdings, Inc.	1,755	217,287
Avery Dennison Corp.	138,389	11,154,153
Bemis, Inc.	2,291	111,938
Berry Plastics Group, Inc. (1)	193,104	9,379,061
Boise Cascade Co. (1)	1,136	30,331
Cabot Corp.	32,615	1,953,965
Calgon Carbon Corp.	10,470	152,862
Carpenter Technology Corp.	9,721	362,593
Celanese Corp.	33,362	2,997,576
Century Aluminum Co. (1)	9,687	122,928
CF Industries Holdings, Inc.	6,520	191,362
Chemours Co.	6,460	248,710
Chemtura Corp. (1)	6,593	220,206
Cliffs Natural Resources, Inc. (1)	59,571	489,078
Coeur Mining, Inc. (1)	9,847	79,564
Commercial Metals Co.	24,263	464,151
Compass Minerals International, Inc.	963	65,340
Constellium (1)	1,102,025	7,163,163
Crown Holdings, Inc. (1)	385,661	20,420,750
Domtar Corp.	41,864	1,528,873
Eagle Materials, Inc.	71,339	6,929,870
Eastman Chemical Co.	74,049	5,983,159
Ferroglobe Plc	13,310	137,492
FMC Corp.	733	51,010
Forterra, Inc. (1)	536	10,452
Freeport-McMoRan, Inc. (1)	29,076	388,455
FutureFuel Corp.	5,453	77,324
GCP Applied Technologies, Inc. (1)	2,313	75,519
Gold Resource Corp.	1,795	8,113
Graphic Packaging Holding Co.	226,603	2,916,381
Greif, Inc.	1,182	77,185
Greif, Inc.	5,413	298,202
Handy & Harman Ltd. (1)	590	16,048
Hawkins, Inc.	1,644	80,556
Haynes International, Inc.	2,612	99,569
HB Fuller Co.	360,930	18,609,551
Hecla Mining Co.	80,050	423,465
Huntsman Corp.	159,201	3,906,793
Ingevity Corp. (1)	137,701	8,379,106
Innophos Holdings, Inc.	450	24,287
Innospec, Inc.	4,983	322,649
International Paper Co.	91,121	4,627,124
Kaiser Aluminum Corp.	2,351	187,845
KapStone Paper and Packaging Corp.	17,086	394,687
KMG Chemicals, Inc.	986	45,425
Koppers Holdings, Inc. (1)	886	37,522
Kraton Corp. (1)	6,373	197,053
Kronos Worldwide, Inc.	4,690	77,057
Louisiana-Pacific Corp. (1)	2,122	52,668
LSB Industries, Inc. (1)	4,378	41,066
Martin Marietta Materials, Inc.	178	38,849
Materion Corp.	4,045	135,710
Minerals Technologies, Inc.	108,054	8,276,936
NewMarket Corp.	17	7,705
Newmont Mining Corp.	14,905	491,269
Nucor Corp.	8,931	533,359
Olin Corp.	34,584	1,136,776
Olympic Steel, Inc.	1,820	33,779
OMNOVA Solutions, Inc. (1)	3,211	31,789
Owens-Illinois, Inc. (1)	111,700	2,276,446
Packaging Corporation of America	129,850	11,896,857
PH Glatfelter Co.	329,767	7,169,135
Platform Specialty Products Corp. (1)	5,423	70,607
PPG Industries, Inc.	40,202	4,224,426
Quaker Chemical Corp.	690	90,845
RAMACO RES, Inc. (1)	790	7,639
Rayonier Advanced Materials, Inc.	3,562	47,909
Reliance Steel & Aluminum Co.	185,981	14,882,200
Royal Gold, Inc.	1,698	118,945
Ryerson Holding Corp. (1)	2,564	32,306
Schnitzer Steel Industries, Inc.	5,457	112,687
Schweitzer-Mauduit International, Inc.	33,501	1,387,611
Scotts Miracle-Gro Co.	105	9,806
Sealed Air Corp.	152,242	6,634,706
Sonoco Products Co.	2,807	148,546
Southern Copper Corp.	1,307	46,908
Steel Dynamics, Inc.	345,561	12,011,700
Stepan Co.	3,738	294,592
Stillwater Mining Co. (1)	25,799	445,549
SunCoke Energy, Inc. (1)	13,454	120,548
Tahoe Resources, Inc.	8,438	67,757
TerraVia Holdings, Inc. (1)	19,964	14,464
The Mosaic Co.	9,814	286,373
TimkenSteel Corp. (1)	8,400	158,844
Trecora Resources (1)	532	5,905
Tredegar Corp.	5,310	93,191
Trinseo S.A.	39,500	2,650,450
Tronox Ltd.	13,821	254,997
UFP Technologies, Inc. (1)	1,102	28,542
United States Lime & Minerals, Inc.	325	25,669
United States Steel Corp.	4,289	145,011
Valhi, Inc.	5,392	17,686
Valvoline, Inc.	23,292	571,819
Vulcan Materials Co.	257	30,963
W.R. Grace & Co.	892	62,181
Westlake Chemical Corp.	1,054	69,617
WestRock Co.	79,074	4,114,220
		194,927,701
Real Estate - 7.96%
Acadia Realty Trust	13,203	396,882
Agree Realty Corp.	5,283	253,373
Alexander & Baldwin, Inc.	222,868	9,922,083
Alexander's, Inc.	34	14,683
Alexandria Real Estate Equities, Inc.	2,238	247,344
American Assets Trust, Inc.	100,678	4,212,368
American Campus Communities, Inc.	3,690	175,607
American Homes 4 Rent	146,350	3,360,196
Apartment Investment & Management Co.	4,394	194,874
Apple Hospitality REIT, Inc.	4,706	89,885
Armada Hoffler Properties, Inc.	1,205	16,737
Ashford Hospitality Prime, Inc.	5,207	55,246
Ashford Hospitality Trust, Inc.	17,390	110,774
AvalonBay Communities, Inc.	3,869	710,348
Bluerock Resident Growth REIT, Inc. - Class A	5,393	66,388
Boston Properties, Inc.	111,070	14,706,779
Brandywine Realty Trust	4,819	78,212
Brixmor Property Group, Inc.	5,380	115,455
Camden Property Trust	2,454	197,449
Care Capital Properties, Inc.	2,124	57,072
CatchMark Timber Trust, Inc.	9,134	105,224
CBL & Associates Properties, Inc.	128,835	1,229,086
Cedar Realty Trust, Inc.	18,680	93,774
Chatham Lodging Trust	112,817	2,228,136
Chesapeake Lodging Trust	9,106	218,180
City Office REIT, Inc.	1,501	18,237
CLIPPER RLTY, Inc. (1)	1,366	17,512
Colony NorthStar, Inc.	10,241	132,211
Colony Starwood Homes	15,146	514,207
Columbia Property Trust, Inc.	73,846	1,643,073
Community Healthcare Trust, Inc.	2,986	71,365
Consolidated-Tomoka Land Co.	122	6,532
CoreCivic, Inc.	3,277	102,963
CorEnergy Infrastructure Trust, Inc.	2,671	90,226
Corporate Office Properties Trust	84,775	2,806,052
Cousins Properties, Inc.	75,899	627,685
CubeSmart	1,588	41,224
CyrusOne, Inc.	125,584	6,463,808
DCT Industrial Trust, Inc.	2,541	122,273
DDR Corp.	133,750	1,675,887
DiamondRock Hospitality Co.	256,073	2,855,214
Digital Realty Trust, Inc.	1,364	145,116
Douglas Emmett, Inc.	175,685	6,746,304
Duke Realty Corp.	9,696	254,714
Easterly Government Properties, Inc.	7,102	140,549
EastGroup Properties, Inc.	101,500	7,463,295
Education Realty Trust, Inc.	13,673	558,542
Empire State Realty Trust, Inc.	1,258	25,965
EPR Properties	1,795	132,166
Equity Commonwealth (1)	391,582	12,225,190
Equity Residential	79,560	4,950,223
Essex Property Trust, Inc.	16,269	3,766,762
Farmland Partners, Inc.	5,745	64,172
FelCor Lodging Trust, Inc.	3,995	30,002
First Industrial Realty Trust, Inc.	19,335	514,891
First Potomac Realty Trust	12,666	130,206
Forest City Realty Trust, Inc.	6,368	138,695
Forestar Group, Inc. (1)	5,320	72,618
Four Corners Property Trust, Inc.	4,346	99,219
Franklin Street Properties Corp.	22,694	275,505
FRP Holdings, Inc. (1)	1,263	50,520
Getty Realty Corp.	65,374	1,652,001
GGP, Inc.	248,201	5,753,299
Gladstone Commercial Corp.	5,420	112,031
Global Medical REIT, Inc.	2,087	18,950
Global Net Lease, Inc.	14,320	344,826
Government Properties Income Trust	99,022	2,072,530
Gramercy Property Trust	25,531	671,465
HCP, Inc.	13,140	411,019
Healthcare Realty Trust, Inc.	24,168	785,460
Healthcare Trust of America, Inc.	1,041	32,750
Hersha Hospitality Trust	8,243	154,886
Highwoods Properties, Inc.	2,735	134,371
Hospitality Properties Trust	120,308	3,793,311
Host Hotels & Resorts, Inc.	20,666	385,628
Hudson Pacific Properties, Inc.	25,442	881,311
Independence Realty Trust, Inc.	134,043	1,255,983
InfraREIT, Inc.	8,634	155,412
Investors Real Estate Trust	26,088	154,702
Invitation Homes, Inc. (1)	2,247	49,052
Jones Lang LaSalle, Inc.	1,262	140,650
Kennedy-Wilson Holdings, Inc.	491,564	10,912,721
Kilroy Realty Corp.	42,337	3,051,651
Kimco Realty Corp.	283,761	6,268,280
Kite Realty Group Trust	15,137	325,445
LaSalle Hotel Properties	110,822	3,208,297
Lexington Realty Trust	296,908	2,963,142
Liberty Property Trust	4,121	158,865
Life Storage, Inc.	458	37,611
LTC Properties, Inc.	1,320	63,228
Mack Cali Realty Corp.	103,100	2,777,514
MedEquities Realty Trust, Inc.	2,383	26,713
Medical Properties Trust, Inc.	41,718	537,745
Mid-America Apartment Communities, Inc.	3,186	324,144
Monmouth Real Estate Investment Corp.	12,237	174,622
Monogram Residential Trust, Inc.	35,355	352,489
National Health Investors, Inc.	28,200	2,048,166
National Retail Properties, Inc.	4,037	176,094
National Storage Affiliates Trust Co.	6,604	157,836
New Senior Investment Group, Inc.	17,174	175,175
NexPoint Residential Trust, Inc.	3,952	95,480
NorthStar Realty Europe Corp.	11,969	138,721
Omega Healthcare Investors, Inc.	83,987	2,770,731
One Liberty Properties, Inc.	3,230	75,453
Outfront Media, Inc.	3,232	85,810
Paramount Group, Inc.	5,015	81,293
Park Hotels & Resorts, Inc.	451	11,577
Parkway, Inc.	9,016	179,328
Pebblebrook Hotel Trust	316,623	9,248,558
Pennsylvania Real Estate Investment Trust	8,033	121,620
Physicians Realty Trust	407,742	8,101,834
Piedmont Office Realty Trust, Inc.	149,408	3,194,343
Preferred Apartment Communities, Inc.	5,251	69,366
Prologis, Inc.	14,678	761,495
QTS Realty Trust, Inc.	140,770	6,862,537
Quality Care Properties, Inc. (1)	2,664	50,243
RAIT Financial Trust	12,998	41,594
Ramco-Gershenson Properties Trust	17,372	243,555
Rayonier, Inc.	3,465	98,198
Re/Max Holdings, Inc.	3,726	221,511
Realogy Holdings Corp.	4,016	119,637
Realty Income Corp.	7,680	457,190
Regency Centers Corp.	180,766	12,001,055
Retail Opportunity Investments Corp.	6,916	145,443
Retail Properties of America, Inc.	6,703	96,657
Rexford Industrial Realty, Inc.	8,873	199,820
RLJ Lodging Trust	26,032	612,012
Sabra Health Care REIT, Inc.	139,132	3,885,957
Saul Centers, Inc.	301	18,548
SBA Communications Corp. (1)	1,262	151,907
Select Income REIT	154,595	3,987,005
Senior Housing Properties Trust	191,366	3,875,161
Seritage Growth Properties	5,220	225,243
Silver Bay Realty Trust Corp.	7,139	153,274
SL Green Realty Corp.	134,127	14,300,621
Spirit Realty Capital, Inc.	13,397	135,712
STORE Capital Corp.	4,568	109,084
Stratus Properties, Inc. (1)	1,229	33,675
Summit Hotel Properties, Inc.	127,385	2,035,612
Sun Communities, Inc.	1,909	153,350
Sunstone Hotel Investors, Inc.	46,241	708,875
Tanger Factory Outlet Centers, Inc.	274	8,979
Taubman Centers, Inc.	839	55,391
Tejon Ranch Co. (1)	2,757	60,351
Terreno Realty Corp.	7,128	199,584
The GEO Group, Inc.	13,322	617,741
The Howard Hughes Corp. (1)	113,148	13,266,603
The Macerich Co.	53,124	3,421,186
The St. Joe Co. (1)	10,253	174,814
Tier REIT, Inc.	10,207	177,194
Trinity Place Holdings, Inc. (1)	4,142	30,278
UDR, Inc.	7,478	271,152
UMH Properties, Inc.	4,279	65,084
Uniti Group, Inc.	3,353	86,675
Ventas, Inc.	6,557	426,467
VEREIT, Inc.	26,932	228,653
Vornado Realty Trust	4,843	485,801
W.P. Carey, Inc.	2,923	181,869
Washington Prime Group, Inc.	310,080	2,694,595
Washington Real Estate Investment Trust	10,386	324,874
Weingarten Realty Investors	3,257	108,751
Welltower, Inc.	10,067	712,945
Weyerhaeuser Co.	20,927	711,099
Whitestone REIT	6,317	87,427
Xenia Hotels & Resorts, Inc.	21,710	370,590
		247,155,841
Telecommunication Services - 0.33%
ATN International, Inc.	2,169	152,741
Boingo Wireless, Inc. (1)	2,734	35,515
CenturyLink, Inc.	15,105	356,025
Cincinnati Bell, Inc. (1)	9,152	161,991
Consolidated Communications Holdings, Inc.	3,381	79,183
FairPoint Communications, Inc. (1)	1,227	20,368
Frontier Communications Corp.	32,472	69,490
Globalstar, Inc. (1)	31,968	51,149
Hawaiian Telcom Holdco, Inc. (1)	1,185	27,148
IDT Corp.	1,272	16,180
Intelsat S.A. (1)	6,615	27,452
Iridium Communications, Inc. (1)	17,486	168,740
Level 3 Communications, Inc. (1)	8,242	471,607
Lumos Networks Corp. (1)	3,534	62,552
NII Holdings, Inc. (1)	14,892	19,360
ORBCOMM, Inc. (1)	1,537	14,678
pdvWireless, Inc. (1)	2,109	46,082
RingCentral, Inc. (1)	271,400	7,680,620
Spok Holdings, Inc.	4,247	80,693
Sprint Corp. (1)	21,152	183,599
Telephone & Data Systems, Inc.	2,675	70,914
United States Cellular Corp. (1)	370	13,812
Vonage Holdings Corp. (1)	35,632	225,194
Windstream Holdings, Inc.	18,073	98,498
		10,133,591
Utilities - 3.94%
AES Corp.	142,923	1,597,879
ALLETE, Inc.	10,437	706,689
Alliant Energy Corp.	149,148	5,907,752
Ameren Corp.	119,389	6,517,446
American Electric Power Co., Inc.	135,845	9,119,275
American States Water Co.	2,523	111,769
American Water Works Co., Inc.	5,026	390,872
Aqua America, Inc.	4,956	159,335
AquaVenture Holdings Ltd. (1)	721	12,307
Artesian Resources Corp.	1,389	45,226
Atlantic Power Corp. (1)	24,514	64,962
Atlantica Yield Plc	12,363	259,128
Atmos Energy Corp.	2,880	227,491
Avangrid, Inc.	1,524	65,136
Avista Corp.	13,247	517,295
Black Hills Corp.	10,720	712,558
California Water Service Group	4,069	145,874
Calpine Corp. (1)	9,809	108,389
CenterPoint Energy, Inc.	12,091	333,349
Chesapeake Utilities Corp.	2,877	199,088
CMS Energy Corp.	7,863	351,791
Connecticut Water Services, Inc.	1,649	87,644
Consolidated Edison, Inc.	8,607	668,420
Consolidated Water Co., Inc.	2,775	32,329
Delta Natural Gas Co, Inc.	1,295	39,303
DTE Energy Co.	5,064	517,085
Dynegy, Inc. (1)	24,655	193,788
Edison International	158,630	12,628,534
El Paso Electric Co.	8,393	423,847
Entergy Corp.	84,832	6,443,839
Eversource Energy	8,935	525,199
Exelon Corp.	88,500	3,184,230
FirstEnergy Corp.	249,920	7,952,454
Genie Energy Ltd.	2,112	15,291
Great Plains Energy, Inc.	302,337	8,834,287
Hawaiian Electric Industries, Inc.	3,066	102,128
IDACORP, Inc.	10,449	866,849
MDU Resources Group, Inc.	5,419	148,318
MGE Energy, Inc.	68,594	4,458,610
Middlesex Water Co.	397	14,669
National Fuel Gas Co.	63,862	3,807,452
New Jersey Resources Corp.	16,531	654,628
NiSource, Inc.	8,849	210,518
Northwest Natural Gas Co.	5,721	338,111
NorthWestern Corp.	10,217	599,738
NRG Energy, Inc.	8,897	166,374
NRG Yield, Inc.	8,271	143,833
NRG Yield, Inc.	12,942	229,073
OGE Energy Corp.	5,538	193,719
ONE Gas, Inc.	65,571	4,432,600
Ormat Technologies, Inc.	4,544	259,372
Otter Tail Corp.	8,030	304,337
Pattern Energy Group, Inc.	2,861	57,592
PG&E Corp.	133,911	8,886,334
Pinnacle West Capital Corp.	3,136	261,480
PNM Resources, Inc.	16,718	618,566
Portland General Electric Co.	229,041	10,174,001
PPL Corp.	19,078	713,326
Public Service Enterprise Group, Inc.	212,439	9,421,670
SCANA Corp.	3,688	241,011
Sempra Energy	7,041	778,031
SJW Group	3,434	165,588
South Jersey Industries, Inc.	16,887	602,022
Southwest Gas Holdings, Inc.	8,877	735,992
Spire, Inc.	9,401	634,568
TerraForm Global, Inc. (1)	19,026	91,325
TerraForm Power, Inc. (1)	18,732	231,715
UGI Corp.	4,837	238,948
Unitil Corp.	2,962	133,379
Vectren Corp.	2,343	137,323
Vivint Solar, Inc. (1)	3,900	10,920
WEC Energy Group, Inc.	8,899	539,546
Westar Energy, Inc.	3,975	215,723
WGL Holdings, Inc.	10,071	831,160
Xcel Energy, Inc.	14,317	636,391
York Water Co.	186	6,519
		122,393,320
Total Common Stocks (Cost $2,641,538,038)		$2,983,060,255

CONVERTIBLE PREFERRED STOCKS - 0.00% (2)
Financials - 0.00% (2)
Wins Finance Holdings, Inc. (1)	222	$32,187
Total Convertible Preferred Stocks (Cost $6,565)		$32,187

RIGHTS - 0.00% (2)
Real Estate - 0.00% (2)
Trinity Place Holdings, Inc. (1)(4)	366	$-
TOTAL RIGHTS (Cost $615)		$-

SHORT-TERM INVESTMENTS - 4.36%
Money Market Funds - 4.36%
Goldman Sachs Financial Square Government Fund - Class I, 0.62% (3)	67,681,035	$67,681,035
JPMorgan U.S. Government Money Market Fund - Class I, 0.61% (3)	67,681,036	67,681,036
Total Short-Term Investments (Cost $135,362,071)		$135,362,071
TOTAL INVESTMENTS IN SECURITIES - 100.47%
(Cost $2,776,907,289)		$3,118,454,513
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.47)%		(14,649,536)
TOTAL NET ASSETS - 100.00%		$3,103,804,977

Percentages are stated as a percent of net assets.

(1) Non-income producing security.
(2) Amount calculated is less than 0.005%.
(3) Represents annualized seven-day yield as of the close of the reporting period.
(4)	Security is categorized as Level 3 per the Trust's fair value hierarchy. The value of these securities total $0, which represents 0.00% of total net assets.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments.

Bridge Builder International Equity Fund
Schedule of Investments
March 31, 2017 (Unaudited)

		Shares	Value
Common Stocks - 95.69%
Australia - 2.53%
AGL Energy		11,274	$227,093
Alumina Ltd.		41,246	56,433
Amcor Ltd.		19,359	222,675
AMP Ltd.		51,714	204,587
APA Group		19,017	130,158
Aristocrat Leisure Ltd.		8,905	122,235
ASX Ltd.		3,321	128,075
Aurizon Holdings Ltd.		34,468	138,214
AusNet Services		31,191	40,152
Australia & New Zealand Banking Group Ltd.		48,265	1,171,907
Bank of Queensland Ltd.		6,068	56,330
Bendigo & Adelaide Bank Ltd.		7,345	68,050
BHP Billiton Ltd.		54,745	995,602
BHP Billiton Plc		35,971	554,813
Boral Ltd.		22,416	99,935
Brambles Ltd.		1,432,794	10,232,233
Caltex Australia Ltd.		4,573	103,037
Challenger Ltd.		9,968	95,538
CIMIC Group Ltd.		1,957	53,698
Coca-Cola Amatil Ltd.		9,589	79,278
Cochlear Ltd.		206,354	21,316,870
Commonwealth Bank of Australia		28,287	1,854,922
Computershare Ltd.		7,806	83,835
Crown Resorts Ltd.		6,902	62,264
CSL Ltd.		328,652	31,467,074
Dexus Property Group		15,900	118,671
Domino's Pizza Enterprises Ltd.		1,093	48,523
DUET Group		46,194	98,444
Flight Centre Travel Group Ltd.		961	21,198
Fortescue Metals Group Ltd.		24,797	118,112
Goodman Group		32,731	193,518
GPT Group		27,351	107,644
Harvey Norman Holdings Ltd.		10,966	37,929
Healthscope Ltd.		36,206	62,773
Incitec Pivot Ltd.		26,872	77,148
Insurance Australia Group Ltd.		40,370	186,535
LendLease Group		8,903	105,887
Macquarie Group Ltd.		5,350	368,598
Medibank Private Ltd.		46,016	99,114
Mesoblast Ltd. (1)		847,391	1,475,863
Mirvac Group		64,859	108,511
National Australia Bank Ltd.		43,467	1,106,773
Newcrest Mining Ltd.		13,735	234,120
Oil Search Ltd.		24,276	133,845
Orica Ltd.		6,118	82,234
Origin Energy Ltd. (1)		28,462	153,102
Qantas Airways Ltd.		10,526	31,282
QBE Insurance Group Ltd.		1,201,558	11,829,146
Ramsay Health Care Ltd.		2,364	126,196
REA Group Ltd.		808	36,641
Santos Ltd. (1)		34,989	101,535
Scentre Group		88,468	290,028
Seek Ltd.		782,990	9,519,549
Sonic Healthcare Ltd.		6,395	108,040
South32 Ltd.		86,178	181,677
Stockland		41,778	148,147
Suncorp Group Ltd.		20,492	206,795
Sydney Airport		21,436	110,841
Tabcorp Holdings Ltd.		11,895	43,165
Tatts Group Ltd.		26,570	89,908
Telstra Corp. Ltd.		73,057	259,963
TPG Telecom Ltd.		5,933	31,586
Transurban Group		35,830	319,385
Treasury Wine Estates Ltd.		1,026,495	9,589,137
Vicinity Centres		55,385	119,799
Vocus Group Ltd.		7,369	24,316
Wesfarmers Ltd.		19,453	669,727
Westfield Corp.		32,749	222,155
Westpac Banking Corp.		55,196	1,475,519
Woodside Petroleum Ltd.		12,617	309,096
Woolworths Ltd.		22,750	460,597
			110,807,780
Austria - 0.01%
Andritz AG		1,181	59,066
Erste Group Bank AG		5,087	165,643
OMV AG		2,434	95,922
Raiffeisen Bank International AG (1)		2,771	62,491
voestalpine AG		1,920	75,511
			458,633
Belgium - 0.74%
Ageas		3,104	121,214
Anheuser-Busch InBev SA/NV		196,905	21,575,982
Colruyt SA		1,163	57,115
Groupe Bruxelles Lambert SA		1,388	125,966
KBC Groep NV		53,575	3,551,656
Proximus		2,448	76,713
Solvay SA		54,919	6,700,702
Telenet Group Holding NV (1)		1,090	64,795
UCB SA		2,111	163,747
Umicore SA		1,617	92,087
			32,529,977
Bermuda - 0.43%
Lazard Ltd.		318,720	14,657,933
XL Group Ltd.		105,394	4,201,005
			18,858,938
Brazil - 0.89%
Ambev SA - ADR		5,648,921	32,537,785
Kroton Educacional SA		1,505,274	6,380,562
			38,918,347
Canada - 1.15%
Cameco Corp.		571,012	6,321,103
Canadian Pacific Railway Ltd.		165,974	24,384,900
Constellation Software, Inc. (1)		22,441	11,027,705
First Quantum Minerals Ltd.		213,135	2,264,615
Lululemon Athletica, Inc. (1)		124,530	6,459,371
			50,457,694
Chile - 0.21%
Antofagasta Plc		865,604	9,037,444
China - 4.13%
Alibaba Group Holding Ltd. - ADR (1)		213,643	23,037,125
Baidu, Inc. - ADR (1)		203,957	35,186,662
China Shenhua Energy Co. Ltd.		953,000	2,217,379
Ctrip.com International Ltd. - ADR (1)		674,162	33,135,062
JD.com, Inc. - ADR (1)		258,032	8,027,375
Lenovo Group Ltd.		39,282,000	25,894,918
NetEase, Inc. - ADR		14,850	4,217,400
Tencent Holdings Ltd.		1,258,616	36,260,124
Tsingtao Brewery Co. Ltd.		2,853,000	13,148,554
Yangzijiang Shipbuilding Holdings Ltd.		27,700	22,363
			181,146,962
Denmark - 2.24%
A.P. Moller-Maersk A/S - Class A		60	96,696
A.P. Moller-Maersk A/S - Class B		104	172,258
Carlsberg A/S		144,564	13,349,414
CHR Hansen Holding A/S		253,536	16,263,668
Coloplast A/S		251,706	19,657,123
Danske Bank A/S		131,401	4,480,239
DONG Energy A/S (2)		2,615	100,700
DSV A/S		3,472	179,583
Genmab A/S (1)		1,044	200,897
ISS A/S		2,866	108,348
Novo Nordisk A/S - Class B		442,832	15,206,379
Novozymes A/S		694,299	27,507,862
Pandora A/S		1,844	204,091
TDC A/S		13,512	69,590
Tryg A/S		1,948	35,320
Vestas Wind Systems A/S		3,731	303,480
William Demant Holding A/S (1)		2,001	41,815
			97,977,463
Finland - 0.85%
Elisa OYJ		2,760	97,569
Fortum OYJ		7,779	123,127
Kone OYJ		232,000	10,191,416
Metso OYJ		1,761	53,290
Neste Oyj		2,214	86,574
Nokia OYJ		4,798,656	25,792,103
Nokian Renkaat OYJ		1,915	79,928
Orion OYJ- Class B		1,762	91,914
Sampo OYJ		7,469	354,411
Stora Enso OYJ		8,448	99,891
UPM-Kymmene OYJ		9,169	215,280
Wartsila OYJ Abp		2,462	131,626
			37,317,129
France - 7.21%
Accor SA		316,606	13,169,002
Aeroports de Paris		507	62,638
Air Liquide SA		6,645	758,720
Airbus SE		10,033	765,136
Alstom (1)		2,528	75,471
Arkema SA		1,281	126,103
Atos SE		1,469	181,540
AXA SA		31,827	822,278
BNP Paribas SA		411,129	27,358,278
Bollore SA		12,027	46,553
Bouygues SA		216,808	8,812,157
Bureau Veritas SA		4,396	92,662
Capgemini SA		2,875	265,379
Carrefour SA		9,033	212,829
Casino Guichard Perrachon SA		910	50,845
Christian Dior SE		911	211,469
Cie de Saint-Gobain		351,101	18,013,936
CNP Assurances		3,048	61,983
Credit Agricole SA		457,739	6,187,126
Danone SA		162,382	11,046,061
Dassault Aviation SA		47	59,689
Dassault Systemes		2,102	181,806
Edenred		3,455	81,546
Eiffage SA		1,001	78,338
Electricite de France SA		5,976	50,213
Engie		26,429	373,486
Essilor International SA		138,870	16,860,416
Eurazeo SA		546	35,921
Eutelsat Communications SA		3,014	67,175
Faurecia		94,600	4,491,511
Fonciere Des Regions		628	52,358
Gecina SA		712	96,540
Groupe Eurotunnel SE		7,652	76,918
Hermes International		34,010	16,099,862
ICADE		667	48,791
Iliad SA		433	96,703
Imerys SA		570	48,343
Ingenico Group		898	84,696
JCDecaux SA		1,544	54,229
Kering		1,330	343,759
Klepierre		3,505	136,172
Lagardere SCA		1,978	58,184
Legrand SA		134,663	8,106,411
L'Oreal SA		4,294	825,900
LVMH Moet Hennessy Louis Vuitton SE		97,381	21,403,673
Michelin		3,062	372,089
Natixis SA		15,101	92,964
Orange SA		32,808	509,365
Pernod Ricard SA		3,689	436,118
Peugeot SA		7,869	158,148
Publicis Groupe SA		162,644	11,355,874
Remy Cointreau SA		473	46,274
Renault SA		3,251	282,423
Rexel SA		5,661	102,564
Safran SA		198,580	14,820,854
Sanofi SA		701,633	63,424,508
Schneider Electric SE		157,876	11,598,987
SCOR SE		3,035	114,702
SEB SA		401	56,011
SFR Group SA (1)		1,797	56,434
Societe BIC SA		501	62,418
Societe Generale SA		12,555	636,105
Sodexo SA		1,684	197,864
Suez Environnement Co.		5,316	83,898
Thales SA		1,830	176,771
TOTAL SA		744,666	37,652,966
Unibail-Rodamco SE		1,657	386,365
Valeo SA		4,223	280,922
Vallourec SA (1)		729,392	4,834,410
Veolia Environnement SA		8,926	167,380
Vinci SA		119,320	9,475,068
Vivendi SA		16,434	318,798
Wendel SA		654	82,814
Zodiac Aerospace		3,555	88,863
			316,004,763
Germany - 5.98%
Adidas AG		167,465	31,857,309
Allianz SE		94,639	17,550,509
Axel Springer SE		692	38,198
BASF SE		15,184	1,503,429
Bayer AG		271,180	31,243,699
Bayer Motoren Werke AG		5,495	501,375
Beiersdorf AG		50,858	4,812,659
Brenntag AG		226,990	12,722,080
Commerzbank AG		2,675,831	24,243,949
Continental AG		32,379	7,099,127
Covestro AG (2)		1,538	118,487
Daimler AG		196,605	14,509,400
Deutsche Bank AG		22,938	394,328
Deutsche Boerse AG		78,220	7,167,823
Deutsche Lufthansa AG		3,712	60,219
Deutsche Post AG		16,694	571,330
Deutsche Telekom AG		786,767	13,786,272
Deutsche Wohnen AG		6,273	206,580
E.ON SE		1,616,807	12,853,831
Evonik Industries AG		2,649	86,343
Fraport AG Frankfurt Airport Services Worldwide		853	60,314
Fresenius Medical Care AG & Co. KGaA		154,768	13,050,318
Fresenius SE & Co. KGaA		7,027	564,663
GEA Group AG		3,441	146,186
Hannover Rueck SE		960	110,623
HeidelbergCement AG		2,486	232,810
Henkel AG & Co. KGaA		1,736	193,058
HOCHTIEF AG		364	60,154
HUGO BOSS AG		1,073	78,247
Infineon Technologies AG		462,059	9,457,143
Innogy SE (2)		2,349	88,528
K&S AG		3,190	74,149
LANXESS AG		1,455	97,605
Linde AG		3,203	533,689
MAN SE		601	61,950
Merck KGaA		2,298	261,865
METRO AG		3,451	110,269
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen		2,658	520,311
OSRAM Licht AG		1,446	90,681
ProSiebenSat.1 Media SE		4,104	181,729
RWE AG (1)		8,727	144,624
SAP SE		261,396	25,645,112
Siemens AG		74,700	10,231,856
Symrise AG		2,079	138,257
Telefonica Deutschland Holding AG		11,844	58,720
ThyssenKrupp AG		6,252	153,160
TUI AG		9,116	126,241
United Internet AG		2,076	91,825
Volkswagen AG		554	82,773
Vonovia SE		7,841	276,254
Zalando SE (1) (2)		441,899	17,860,393
			262,110,454
Hong Kong - 3.07%
1st Pacific Co.		36,000	26,166
AIA Group Ltd.		2,570,400	16,224,255
ASM Pacific Technology Ltd.		4,800	65,299
Bank Of East Asia Ltd.		21,400	88,539
BOC Hong Kong Holdings Ltd.		62,000	253,414
Cathay Pacific Airways Ltd.		19,000	27,583
Cheung Kong Infrastructure Holdings Ltd.		12,000	94,239
Cheung Kong Property Holdings Ltd.		45,500	306,935
China Mobile Ltd.		1,723,000	18,948,699
CK Hutchison Holdings Ltd.		1,746,500	21,502,791
CLP Holdings Ltd.		29,000	303,586
Galaxy Entertainment Group Ltd.		6,341,000	34,730,650
Hang Lung Group Ltd.		16,000	68,246
Hang Lung Properties Ltd.		37,000	96,188
Hang Seng Bank Ltd.		12,200	247,495
Henderson Land Development Co. Ltd.		18,000	111,611
HK Electric Investments & HK Electric Investments Ltd. (2)		44,000	40,552
HKT Trust & HKT Ltd.		69,000	88,967
Hong Kong & China Gas Co. Ltd.		126,100	252,289
Hong Kong Exchanges & Clearing Ltd.		19,299	486,990
Hongkong Land Holdings Ltd.		18,700	143,714
Hysan Development Co. Ltd.		9,000	40,832
Jardine Matheson Holdings Ltd.		253,700	16,297,658
Jardine Strategic Holdings Ltd.		3,600	151,236
Kerry Properties Ltd.		8,500	29,484
Li & Fung Ltd.		106,000	45,987
Link Real Estate Investment Trust		38,000	266,333
Melco Crown Entertainment Ltd. - ADR		3,311	61,386
MTR Corp. Ltd.		27,000	151,697
New World Development Co. Ltd.		101,000	124,450
NWS Holdings Ltd.		24,000	43,818
PAX Global Technology Ltd.		5,094,000	3,252,108
PCCW Ltd.		68,000	40,115
Power Assets Holdings Ltd.		25,000	215,646
Shangri-La Asia Ltd.		20,000	29,123
Sino Land Co. Ltd.		50,000	87,682
SJM Holdings Ltd.		45,000	36,626
Sun Hung Kai Properties Ltd.		24,000	352,806
Swire Pacific Ltd. - Class A		1,856,000	18,551,231
Swire Properties Ltd.		18,000	57,690
Techtronic Industries Co. Ltd.		23,000	93,110
WH Group Ltd. (2)		144,500	124,605
Wharf Holdings Ltd.		23,000	197,663
Wheelock & Co Ltd.		14,000	110,744
Yue Yuen Industrial Holdings Ltd.		12,000	47,156
			134,517,394
India - 1.17%
Asian Paints Ltd.		471,281	7,787,473
Dish TV India Ltd. (1)		2,294,110	3,796,688
HDFC Bank Ltd. - ADR		278,239	20,929,137
Mahindra & Mahindra Ltd. - GDR		588,497	11,667,000
MakeMyTrip Ltd. (1)		200,710	6,944,566
			51,124,864
Indonesia - 0.34%
Bank Mandiri Persero Tbk PT		16,713,800	14,678,663
Ireland - 1.60%
Accenture Plc		207,854	24,917,537
AerCap Holdings NV (1)		2,804	128,900
Bank Of Ireland (1)		468,333	117,155
CRH Plc		14,547	512,625
DCC Plc		1,513	133,193
ICON Plc (1)		167,592	13,360,434
James Hardie Industries Plc		7,973	125,267
Kerry Group Plc		2,852	224,234
Medtronic Plc		195,340	15,736,590
Paddy Power Plc		1,338	143,883
Perrigo Co. Plc		158,825	10,544,392
Ryanair Holdings Plc - ADR (1)		51,908	4,307,326
			70,251,536
Israel - 0.03%
Azrieli Group		711	37,782
Bank Hapoalim BM		16,531	100,743
Bank Leumi Le-Israel BM (1)		22,452	99,121
Bezeq The Israeli telecommunication Corp. Ltd.		34,486	61,935
Check Point Software Technologies Ltd. (1)		2,308	236,939
Elbit Systems Ltd.		481	55,018
Frutarom Industries Ltd.		643	35,937
Israel Chemicals Ltd.		8,215	34,839
Mizrahi Tefahot Bank Ltd.		2,939	49,815
Mobileye NV (1)		3,121	191,629
NICE-Systems Ltd.		1,055	71,620
Taro Pharmaceutical Industries Ltd. (1)		221	25,773
Teva Pharmaceutical Industries Ltd. - ADR		15,350	492,581
			1,493,732
Italy - 1.90%
Assicurazioni Generali SpA		19,694	312,469
Atlantia SpA		6,904	178,097
Enel SpA		5,693,609	26,791,164
Eni SpA		2,008,038	32,878,292
Ferrari NV		2,130	158,752
Intesa Sanpaolo SpA		208,077	565,993
Intesa Sanpaolo SpA - Savings Share		19,810	50,387
Leonardo SpA		6,967	98,796
Luxottica Group SpA		242,969	13,408,644
Mediobanca SpA		9,017	81,300
Poste Italiane SpA (2)		8,760	58,349
Prysmian SpA		3,792	100,251
Saipem SpA (1)		87,967	39,955
Snam SpA		49,443	213,690
Telecom Italia SpA (1)		4,789,732	4,311,663
Telecom Italia SpA - Savings Share		95,976	70,071
Terna Rete Elettrica Nazionale SpA		27,517	136,415
UniCredit SpA		250,268	3,857,973
UnipolSai Assicurazioni SpA		22,412	49,506
			83,361,767
Japan - 16.83%
ABC-Mart, Inc.		500	29,306
Acom Co. Ltd.		5,700	22,816
Aeon Co. Ltd.		10,900	159,604
Aeon Financial Service Co. Ltd.		2,400	45,317
Aeon Mall Co. Ltd.		1,800	28,400
Air Water, Inc.		2,500	46,224
Aisin Seiki Co.		3,000	147,756
Ajinomoto Co, Inc.		8,965	177,388
Alfresa Holdings Corp.		2,800	48,675
Alps Electric Co.		3,100	87,900
Amada Holdings Co.		6,000	68,682
ANA Holdings, Inc.		18,000	55,053
Aozora Bank		19,000	70,143
Asahi Glass Co. Ltd.		16,000	129,817
Asahi Group Holdings Ltd.		244,600	9,261,611
Asahi Kasei Corp.		21,000	204,045
Ashikaga Holdings Co. Ltd.		15,040	60,100
Asics Corp.		2,400	38,615
Astellas Pharma, Inc.		37,600	495,904
Bandai Namco Holdings		3,300	98,920
Bank of Kyoto Ltd.		5,000	36,495
Benesse Holdings, Inc.		1,000	31,302
Bridgestone Corp.		10,800	438,406
Brother Industries Ltd.		3,900	81,558
Calbee, Inc.		1,400	47,819
Canon, Inc.		549,800	17,169,515
Casio Computer Co. Ltd.		4,100	57,162
Central Japan Railway Co.		2,400	392,016
Chiba Bank Ltd.		11,000	70,781
Chubu Electric Power Co., Inc.		11,800	158,509
Chugai Pharmaceutical Co. Ltd.		3,700	127,366
Chugoku Bank Ltd.		2,300	33,568
Chugoku Electric Power Co., Inc.		4,900	54,364
Coca-Cola West Co. Ltd.		2,100	67,851
Concordia Financial Group Ltd.		18,400	85,304
Credit Saison Co. Ltd.		2,400	43,010
CYBERDYNE, Inc.		2,500	35,925
Dai Nippon Printing Co. Ltd.		8,000	86,571
Daicel Corp.		4,800	57,962
Dai-ichi Life Insurance Co. Ltd.		238,200	4,263,635
Daiichi Sankyo Co. Ltd.		10,200	230,123
Daikin Industries Ltd.		4,100	413,437
Daito Trust Construction Co. Ltd.		1,200	164,996
Daiwa House Industry Co. Ltd.		9,200	264,444
Daiwa House REIT Investment Corp.		26	67,709
Daiwa Securities Group, Inc.		29,000	176,943
DeNA Co. Ltd.		1,500	30,537
Denso Corp.		179,100	7,902,272
Dentsu, Inc.		3,600	196,063
Don Quijote Holdings Co. Ltd.		2,000	69,613
East Japan Railway Co.		305,000	26,633,064
Eisai Co. Ltd.		4,100	212,922
Electric Power Development Co. Ltd.		2,300	54,048
FamilyMart UNY Holdings Co Ltd.		1,450	86,517
FANUC Corp.		3,300	679,375
Fast Retailing Co. Ltd.		900	283,215
Fuji Electric Co. Ltd.		9,000	53,596
Fuji Heavy Industries Ltd.		10,300	377,786
FUJIFILM Holdings Corp.		7,500	293,984
Fujitsu Ltd.		1,816,000	11,147,302
Fukuoka Financial Group, Inc.		15,000	65,156
Hachijuni Bank Ltd.		7,700	43,448
Hakuhodo DY Holdings, Inc.		3,000	35,685
Hamamatsu Photonics KK		2,400	69,270
Hankyu Hanshin Holdings, Inc.		4,100	133,787
Hikari Tsushin, Inc.		400	39,057
Hino Motors Ltd.		5,355	64,924
Hirose Electric Co. Ltd.		700	96,978
Hiroshima Bank Ltd.		8,000	34,026
Hisamitsu Pharmaceutical Co., Inc.		1,000	57,253
Hitachi Chemical Co. Ltd.		1,500	41,668
Hitachi Construction Machinery Co. Ltd.		1,500	37,533
Hitachi High-Technologies Corp.		1,180	48,203
Hitachi Ltd.		80,000	434,380
Hitachi Metals Ltd.		3,600	50,637
Hokuriku Electric Power Co.		3,500	34,047
Honda Motor Co. Ltd.		1,133,200	34,210,223
Hoshizaki Corp.		800	63,234
Hoya Corp.		6,800	328,513
Hulic Co. Ltd.		5,000	47,196
Idemitsu Kosan Co. Ltd.		1,800	62,657
IHI Corp.		28,000	88,569
Iida Group Holdings Co. Ltd.		130,300	2,005,141
Inpex Corp.		745,700	7,353,327
Isetan Mitsukoshi Holdings Ltd.		5,400	59,353
Isuzu Motors Ltd.		631,200	8,359,796
ITOCHU Corp.		165,000	2,348,998
J Front Retailing Co. Ltd.		4,100	60,902
Japan Airlines Co. Ltd.		2,000	63,500
Japan Airport Terminal Co. Ltd.		700	24,421
Japan Exchange Group, Inc.		1,078,100	15,378,338
Japan Post Bank Co.		7,600	94,361
Japan Post Holdings Co.		7,100	89,283
Japan Prime Realty Investment Corp.		12	46,552
Japan Real Estate Investment Corp.		21	111,478
Japan Retail Fund Investment Corp.		42	82,435
Japan Tobacco, Inc.		1,112,400	36,205,900
JFE Holdings, Inc.		8,700	149,637
JGC Corp.		3,300	57,471
JSR Corp.		2,900	49,068
JTEKT Corp.		3,800	59,116
JX Holdings, Inc.		37,700	185,618
Kajima Corp.		18,000	117,739
Kakaku.com, Inc.		698,200	9,531,520
Kamigumi Co. Ltd.		5,000	43,332
Kaneka Corp.		4,000	29,917
Kansai Electric Power Co., Inc.		11,800	145,196
Kansai Paint Co. Ltd.		3,700	78,963
Kao Corp.		339,100	18,622,205
Kawasaki Heavy Industries Ltd.		22,750	69,111
KDDI Corp.		30,700	807,435
Keihan Electric Railway Co. Ltd.		9,000	55,133
Keikyu Corp.		8,000	88,007
Keio Corp.		11,000	87,388
Keisei Electric Railway Co. Ltd.		2,300	53,535
Keyence Corp.		60,554	24,292,617
Kikkoman Corp.		3,000	89,660
Kintetsu Group Holdings Co. Ltd.		31,000	112,075
Kirin Holdings Co. Ltd.		14,600	276,179
Kobe Steel Ltd.		5,155	47,170
Koito Manufacturing Co. Ltd.		1,900	99,025
Komatsu Ltd.		15,300	400,757
Konami Holdings Corp.		1,500	63,712
Konica Minolta, Inc.		7,200	64,581
Kose Corp.		500	45,440
Kubota Corp.		18,000	271,323
Kuraray Co. Ltd.		5,600	85,191
Kurita Water Industries Ltd.		1,415	34,360
Kyocera Corp.		5,400	301,684
Kyowa Hakko Kirin Co. Ltd.		4,200	66,738
Kyushu Electric Power Co., Inc.		7,000	74,802
Kyushu Financial Group, Inc.		6,700	41,036
Lawson, Inc.		900	61,196
LINE Corp.		600	23,126
Lion Corp.		4,000	72,088
LIXIL Group Corp.		4,400	111,829
M3, Inc.		3,800	94,706
Mabuchi Motor Co. Ltd.		800	45,159
Makita Corp.		4,200	147,301
Marubeni Corp.		26,300	162,454
Marui Group Co. Ltd.		2,900	39,516
Maruichi Steel Tube Ltd.		900	25,684
Mazda Motor Corp.		9,100	131,358
McDonald's Holdings Co. Japan Ltd.		950	27,744
Medipal Holdings Corp.		2,740	43,051
MEIJI Holdings Co. Ltd.		2,100	175,233
Minebea Co. Ltd.		6,000	80,222
Miraca Holdings, Inc.		1,000	45,916
MISUMI Group, Inc.		4,600	83,510
Mitsubishi Chemical Holdings Corp.		25,100	194,875
Mitsubishi Corp.		924,700	20,040,635
Mitsubishi Electric Corp.		795,000	11,454,598
Mitsubishi Estate Co. Ltd.		22,000	400,987
Mitsubishi Gas Chemical Co., Inc.		2,900	60,402
Mitsubishi Heavy Industries Ltd.		51,400	206,821
Mitsubishi Logistics Corp.		3,000	41,415
Mitsubishi Materials Corp.		1,700	51,600
Mitsubishi Motors Corp.		10,700	64,187
Mitsubishi Tanabe Pharma Corp.		3,690	77,044
Mitsubishi UFJ Financial Group, Inc.		1,209,800	7,620,733
Mitsubishi UFJ Lease & Finance Co. Ltd.		7,100	35,482
Mitsui & Co. Ltd.		28,400	412,426
Mitsui Chemicals, Inc.		15,500	76,791
Mitsui Fudosan Co. Ltd.		15,000	320,277
Mitsui OSK Lines Ltd.		19,000	59,710
Mixi, Inc.		775	37,488
Mizuho Financial Group, Inc.		395,400	725,787
MS&AD Insurance Group Holdings, Inc.		610,140	19,488,240
Murata Manufacturing Co. Ltd.		3,300	470,136
Nabtesco Corp.		1,900	50,559
Nagoya Railroad Co. Ltd.		15,500	69,900
NEC Corp.		44,000	106,219
Nexon Co. Ltd.		3,700	58,838
NGK Insulators Ltd.		4,400	99,821
NGK Spark Plug Co. Ltd.		2,900	66,501
NH Foods Ltd.		4,000	107,458
Nidec Corp.		4,200	401,119
Nikon Corp.		5,400	78,472
Nintendo Co. Ltd.		2,000	464,078
Nippon Building Fund, Inc.		22	120,602
Nippon Electric Glass Co. Ltd.		7,000	42,404
Nippon Express Co. Ltd.		13,000	66,915
Nippon Paint Holdings Co. Ltd.		2,700	94,302
Nippon Prologis Real Estate Investment Trust, Inc.		27	58,528
Nippon Steel & Sumitomo Metal Corp.		13,700	316,516
Nippon Telegraph & Telephone Corp.		405,700	17,345,022
Nippon Yusen KK		26,000	54,892
Nissan Chemical Industries Ltd.		2,100	61,261
Nissan Motor Co. Ltd.		38,300	369,303
Nisshin Seifun Group, Inc.		2,600	38,870
Nissin Foods Holdings Co. Ltd.		1,100	61,110
Nitori Holdings Co. Ltd.		1,300	165,099
Nitto Denko Corp.		3,000	232,080
NOK Corp.		1,500	35,036
Nomura Holdings, Inc.		3,433,700	21,255,770
Nomura Real Estate Holdings, Inc.		2,200	35,108
Nomura Real Estate Master Fund, Inc.		61	94,874
Nomura Research Institute Ltd.		1,848	68,126
NSK Ltd.		6,900	98,845
NTT Data Corp.		2,100	99,722
NTT DOCOMO, Inc.		24,000	560,454
Obayashi Corp.		10,800	101,269
Obic Co. Ltd.		1,300	62,107
Odakyu Electric Railway Co. Ltd.		5,700	111,165
Oji Holdings Corp.		11,000	51,588
Olympus Corp.		312,500	12,061,429
Omron Corp.		534,400	23,480,911
Ono Pharmaceutical Co. Ltd.		6,800	141,017
Oracle Corp. Japan		600	34,398
Oriental Land Co. Ltd.		3,600	206,946
ORIX Corp.		22,200	329,504
Osaka Gas Co. Ltd.		35,000	133,454
Otsuka Corp.		1,000	54,335
Otsuka Holdings Co. Ltd.		6,730	304,603
Panasonic Corp.		2,920,200	33,048,520
Park24 Co. Ltd.		1,500	39,411
Pigeon Corp.		434,900	13,954,568
Pola Orbis Holdings, Inc.		1,600	38,660
Rakuten, Inc.		1,083,000	10,881,586
Recruit Holdings Co. Ltd.		6,300	322,217
Resona Holdings, Inc.		37,600	202,133
Ricoh Co. Ltd.		10,600	87,440
Rinnai Corp.		600	47,797
Rohm Co. Ltd.		1,500	99,862
Ryohin Keikaku Co. Ltd.		400	87,930
Sankyo Co. Ltd.		600	20,097
Santen Pharmaceutical Co. Ltd.		6,400	92,961
SBI Holdings, Inc.		2,925	40,871
Secom Co. Ltd.		3,500	251,501
Sega Sammy Holdings, Inc.		3,000	40,350
Seibu Holdings, Inc.		2,900	47,971
Seiko Epson Corp.		5,100	107,605
Sekisui Chemical Co. Ltd.		6,700	112,949
Sekisui House Ltd.		1,376,000	22,688,569
Seven & i Holdings Co. Ltd.		13,000	510,687
Seven Bank Ltd.		14,200	46,503
Sharp Corp.		25,050	105,375
Shimadzu Corp.		4,000	63,659
Shimamura Co. Ltd.		400	53,026
Shimano, Inc.		83,000	12,156,851
Shimizu Corp.		10,000	89,798
Shin-Etsu Chemical Co. Ltd.		6,695	581,925
Shinsei Bank Ltd.		29,000	53,436
Shionogi & Co. Ltd.		5,400	279,545
Shiseido Co. Ltd.		375,700	9,888,685
Shizuoka Bank Ltd.		9,000	73,394
Showa Shell Sekiyu KK		2,800	28,416
SMC Corp.		44,600	13,222,321
SoftBank Group Corp.		14,100	999,904
Sohgo Security Services Co. Ltd.		1,300	48,695
Sompo Holdings, Inc.		85,550	3,142,973
Sony Corp.		291,200	9,827,547
Sony Financial Holdings, Inc.		2,800	44,967
Stanley Electric Co. Ltd.		2,500	71,473
Start Today Co. Ltd.		3,000	66,671
Sugi Holdings Co. Ltd.		102,900	4,728,633
Sumitomo Chemical Co. Ltd.		25,300	141,708
Sumitomo Corp.		20,000	269,817
Sumitomo Dainippon Pharma Co. Ltd.		2,400	39,714
Sumitomo Electric Industries Ltd.		1,515,100	25,186,081
Sumitomo Heavy Industries Ltd.		9,000	62,921
Sumitomo Metal Mining Co. Ltd.		8,000	114,409
Sumitomo Mitsui Financial Group, Inc.		976,700	35,550,678
Sumitomo Mitsui Trust Holdings, Inc.		728,600	25,247,386
Sumitomo Realty & Development Co. Ltd.		6,000	155,835
Sumitomo Rubber Industries Ltd.		2,700	46,068
Sundrug Co. Ltd.		1,200	40,374
Suntory Beverage & Food Ltd.		2,410	101,811
Suruga Bank Ltd.		426,400	9,000,140
Suzuken Co. Ltd.		1,200	39,433
Suzuki Motor Corp.		6,200	257,509
Sysmex Corp.		216,955	13,199,804
T&D Holdings, Inc.		9,100	131,901
Taiheiyo Cement Corp.		20,000	67,114
Taisei Corp.		17,000	124,323
Taisho Pharmaceutical Holdings Co. Ltd.		500	40,712
Taiyo Nippon Sanso Corp.		1,900	22,241
Takashimaya Co. Ltd.		2,305,000	20,204,267
Takeda Pharmaceutical Co. Ltd.		504,100	23,731,588
TDK Corp.		2,000	126,990
Teijin Ltd.		2,600	49,094
Terumo Corp.		5,700	198,149
THK Co. Ltd.		1,900	47,930
Tobu Railway Co. Ltd.		17,000	86,342
Toho Co. Ltd.		2,000	53,085
Toho Gas Co. Ltd.		6,000	42,556
Tohoku Electric Power Co., Inc.		8,300	112,745
Tokio Marine Holdings, Inc.		506,200	21,394,218
Tokyo Electric Power Co., Inc.		27,400	107,402
Tokyo Electron Ltd.		2,700	295,586
Tokyo Gas Co. Ltd.		35,000	159,849
Tokyo Tatemono Co. Ltd.		3,700	48,920
Tokyu Corp.		17,000	120,787
Tokyu Fudosan Holdings Corp.		8,200	44,633
TonenGeneral Sekiyu KK (5)		5,000	62,775
Toppan Printing Co. Ltd.		8,000	81,769
Toray Industries, Inc.		27,000	240,302
Toshiba Corp.		77,000	165,975
TOTO Ltd.		2,300	87,007
Toyo Seikan Group Holdings Ltd.		2,400	39,054
Toyo Suisan Kaisha Ltd.		1,450	54,096
Toyoda Gosei Co Ltd.		800	20,404
Toyota Industries Corp.		2,800	139,286
Toyota Motor Corp.		98,794	5,362,326
Toyota Tsusho Corp.		3,335	101,226
Trend Micro, Inc.		2,200	97,923
Tsuruha Holdings, Inc.		600	55,650
Unicharm Corp.		6,600	158,615
United Urban Investment Corp.		52	79,939
USS Co. Ltd.		3,100	51,920
West Japan Railway Co.		50,300	3,280,246
Yahoo Japan Corp.		27,300	126,575
Yakult Honsha Co. Ltd.		1,500	83,482
Yamada Denki Co. Ltd.		8,640	43,192
Yamaguchi Financial Group, Inc.		3,000	32,543
Yamaha Corp.		3,300	91,294
Yamaha Motor Co. Ltd.		823,000	19,815,156
Yamato Holdings Co. Ltd.		5,800	121,535
Yamazaki Baking Co. Ltd.		2,300	47,356
Yaskawa Electric Corp.		4,200	84,581
Yokogawa Electric Corp.		3,200	50,467
Yokohama Rubber Co. Ltd.		1,700	33,318
			737,550,182
Jersey - 0.00% (3)
Randgold Resources Ltd.		1,570	137,187
Jordan - 0.00% (3)
Hikma Pharmaceuticals Plc		2,470	61,353
Luxembourg - 0.02%
ArcelorMittal (1)		30,770	257,425
Eurofins Scientific SE		183	79,583
Millicom International Cellular SA		1,146	63,902
RTL Group SA		793	63,805
SES SA		5,802	134,891
Tenaris SA		9,265	160,214
			759,820
Macau - 0.01%
MGM China Holdings Ltd.		13,600	28,360
Sands China Ltd.		42,800	198,403
Wynn Macau Ltd.		31,600	64,360
			291,123
Malaysia - 0.13%
Public Bank Bhd		1,226,200	5,512,363
Mexico - 0.92%
America Movil SAB de CV - ADR		1,050,170	14,880,909
Fresnillo Plc		3,701	72,112
Grupo Mexico SAB de CV		659,000	1,977,114
Wal-Mart de Mexico SAB de CV		10,111,668	23,331,814
			40,261,949
Netherlands - 3.87%
ABN AMRO Group NV (2)		4,304	104,366
Aegon NV		29,687	151,222
Akzo Nobel NV		148,466	12,290,623
Altice NV - Class A (1)		6,223	140,757
Altice NV - Class B (1)		1,975	44,611
ASML Holding NV		6,446	855,341
Boskalis Westminster		1,833	63,152
Core Laboratories NV		169,153	19,540,555
EXOR NV		1,714	88,627
Gemalto NV		1,314	73,303
Heineken Holding NV		1,713	136,064
Heineken NV		4,017	341,841
ING Groep NV		562,017	8,488,883
Koninklijke Ahold Delhaize NV		827,387	17,681,170
Koninklijke DSM NV		2,952	199,642
Koninklijke KPN NV		1,862,230	5,598,661
Koninklijke Philips NV		16,391	526,551
Koninklijke Vopak NV		1,229	53,526
NN Group NV		5,451	177,033
NXP Semiconductors NV (1)		5,074	525,159
PostNL NV		6,382,968	30,109,465
QIAGEN NV		158,920	4,613,326
QIAGEN NV		204,799	5,933,023
Randstad Holding NV		1,907	109,935
Royal Dutch Shell Plc		475,912	12,544,191
Royal Dutch Shell Plc - Class A		1,091,406	28,735,079
Royal Dutch Shell Plc - Class B		733,034	20,150,638
Wolters Kluwer NV		5,495	228,056
			169,504,800
New Zealand - 0.01%
Auckland International Airport Ltd.		15,810	74,862
Contact Energy Ltd.		12,042	42,700
Fletcher Building Ltd.		11,061	64,436
Mercury NZ Ltd.		10,000	22,082
Meridian Energy Ltd.		24,811	48,688
Ryman Healthcare Ltd.		7,816	46,057
Spark New Zealand Ltd.		29,143	71,439
			370,264
Norway - 0.03%
DNB ASA		15,565	247,150
Gjensidige Forsikring ASA		3,460	52,710
Marine Harvest ASA		6,970	106,323
Norsk Hydro ASA		21,419	124,824
Orkla ASA		14,482	129,731
Schibsted ASA - Class A		1,352	34,803
Schibsted ASA - Class B		1,677	38,425
Statoil ASA		18,661	320,756
Telenor ASA		12,544	208,675
Yara International ASA		2,824	108,774
			1,372,171
Phillippines - 0.09%
Puregold Price Club, Inc.		4,767,700	4,152,759
Portugal - 0.25%
EDP - Energias de Portugal SA		36,883	124,708
Galp Energia SGPS SA		5,424	82,268
Jeronimo Martins SGPS SA		594,771	10,628,157
			10,835,133
Republic of Korea - 1.88%
Amorepacific Corp.		42,299	10,618,018
Hana Financial Group, Inc.		137,171	4,526,372
POSCO		24,965	6,484,060
Samsung Electronic Co. Ltd.		14,609	26,886,628
Samsung Fire & Marine Insurance Co. Ltd.		52,858	12,672,942
SK Hynix, Inc.		468,339	21,153,466
			82,341,486
Russia - 0.60%
Gazprom PJSC - ADR		1,453,474	6,506,892
Magnit PJSC - GDR		142,135	5,416,654
Yandex NV (1)		647,868	14,207,745
			26,131,291
Singapore - 1.90%
Ascendas Real Estate Investment Trust		40,580	73,075
CapitaLand Commercial Trust Ltd.		36,600	40,411
CapitaLand Ltd.		45,900	119,139
CapitaLand Mall Trust		46,500	65,469
City Developments Ltd.		5,800	42,268
ComfortDelGro Corp. Ltd.		36,500	66,812
DBS Group Holdings Ltd.		1,765,400	24,454,141
Genting Singapore Plc		102,400	74,673
Global Logistic Properties Ltd.		43,900	87,237
Golden Agri-Resources Ltd.		153,600	42,299
Hutchison Port Holdings Trust		108,900	45,200
Jardine Cycle & Carriage Ltd.		2,000	62,644
Keppel Corp. Ltd.		26,500	131,446
Oversea-Chinese Banking Corp. Ltd.		52,400	363,971
SATS Ltd.		11,300	39,421
Sembcorp Industries Ltd.		21,400	48,632
Singapore Airlines Ltd.		10,700	77,023
Singapore Exchange Ltd.		11,400	62,750
Singapore Press Holdings Ltd.		8,500	21,570
Singapore Technologies Engineering Ltd.		28,600	76,257
Singapore Telecommunications Ltd.		5,433,400	15,226,210
StarHub Ltd.		8,700	17,911
Suntec Real Estate Investment Trust		45,900	58,756
United Overseas Bank Ltd.		2,260,235	35,701,035
UOL Group Ltd.		9,500	47,325
Wilmar International Ltd.		2,471,300	6,236,370
			83,282,045
South Africa - 0.73%
Clicks Group Ltd.		1,031,181	9,823,563
Investec Plc		13,234	90,241
Mediclinic International Plc		6,173	55,135
Mondi Plc		6,207	149,969
Naspers Ltd.		127,029	21,888,662
			32,007,570
Spain - 3.54%
Abertis Infraestructuras SA		11,230	180,777
ACS Actividades Co.		3,657	124,311
Aena SA (2)		58,805	9,294,709
Amadeus IT Group SA		7,446	377,280
Banco Bilbao Vizcaya Argentaria SA		3,536,418	27,452,149
Banco de Sabadell SA		95,298	174,612
Banco Popular Espanol SA (1)		58,930	57,145
Banco Santander		1,655,589	10,134,408
Bankia SA		396,245	451,047
Bankinter SA		12,829	107,574
CaixaBank SA		1,443,267	6,205,326
Distribuidora Internacional de Alimentacion SA		1,277,800	7,385,839
Enagas SA		608	15,774
Endesa SA		5,058	118,710
Ferrovial SA		9,013	180,147
Gas Natural SDG SA		5,412	118,381
Grifols SA		5,723	140,414
Iberdrola SA		2,892,947	20,669,859
Industria de Diseno Textil SA		650,457	22,906,935
Mapfre SA		19,435	66,567
Red Electrica Corp. SA		2,381	45,654
Repsol SA		19,681	304,917
Telefonica SA		4,331,679	48,486,062
Zardoya Otis SA		4,557	42,082
			155,040,679
Sweden - 1.86%
Alfa Laval AB		4,632	87,303
Assa Abloy AB		16,830	345,986
Atlas Copco AB - Class A		818,654	28,856,799
Atlas Copco AB - Class B		6,974	221,535
Boliden AB		4,860	144,660
Electrolux AB		3,892	108,049
Getinge AB		3,412	59,824
Hennes & Mauritz AB		16,405	418,669
Hexagon AB		4,670	187,429
Husqvarna AB - Class B		7,150	62,689
ICA Gruppen AB		1,322	45,091
Industrivarden AB		2,631	56,934
Investor AB		291,766	12,267,870
Kinnevik Ab		3,618	96,442
L E Lundbergforetagen AB		780	52,866
Lundin Petroleum AB (1)		3,116	63,243
Nordea Bank AB		49,828	568,480
Sandvik AB		17,463	260,844
Securitas AB		5,430	84,769
Skandinaviska Enskilda Banken AB		25,573	284,170
Skanska AB		5,404	127,185
SKF AB		7,147	141,336
Svenska Cellulosa AB SCA		10,662	343,597
Svenska Handelsbanken AB		1,182,902	16,210,556
Swedbank AB		15,086	349,067
Swedish Match AB		3,154	102,501
Tele2 AB		6,039	57,642
Telefonaktiebolaget LM Ericsson - Class B		51,410	343,232
TeliaSonera AB		4,619,201	19,365,260
Volvo AB		24,914	367,531
			81,681,559
Switzerland - 9.12%
ABB Ltd.		1,088,590	25,478,995
Actelion Ltd.		60	16,929
Actelion Ltd. (1)		1,621	456,693
Adecco SA		286,945	20,374,361
Aryzta AG		1,346	43,219
Baloise Holding AG		839	115,289
Barry Callebaut AG		44	57,531
Chocoladefabriken Lindt & Spruengli AG		16	90,661
Chocoladefabriken Lindt & Spruengli AG - REG		2	132,676
Chubb Ltd.		211,371	28,799,299
Cie Financiere Richemont SA		146,602	11,590,674
Coca-Cola HBC AG		3,121	80,572
Credit Suisse Group AG		394,563	5,870,555
Dufry AG (1)		802	122,112
EMS-Chemie Holding AG		137	79,787
Galenica AG		65	68,526
Geberit AG		662	285,263
Givaudan SA		154	277,361
Glencore Plc		204,964	804,185
Julius Baer Group Ltd.		3,663	182,989
Kuehne & Nagel International AG		913	128,918
LafargeHolcim Ltd.		7,888	465,387
Lonza Group AG		953	180,137
Nestle SA		977,666	75,037,596
Novartis AG		780,493	57,957,509
Novartis AG - Sponsored ADR		232,215	17,246,608
Pargesa Holding SA		693	48,981
Partners Group Holding AG		286	153,700
Roche Holding AG		236,581	60,501,735
Schindler Holding AG		340	64,507
Schindler Holding AG		69,623	13,467,622
SGS SA		8,289	17,677,282
Sika AG		36	215,918
Sonova Holding AG		904	125,398
STMicroelectronics NV		10,655	163,955
Sulzer AG		11,506	1,203,595
Swatch Group AG - BR		21,375	7,652,845
Swatch Group AG - REG		790	55,013
Swiss Life Holding AG		511	164,778
Swiss Prime Site		1,138	100,199
Swiss Re AG		5,349	480,426
Swisscom AG		411	189,455
Syngenta AG		52,581	23,221,903
UBS Group AG		533,649	8,530,173
Wolseley Plc		4,512	284,082
Zurich Insurance Group AG		72,567	19,365,280
			399,610,679
Taiwan - 1.93%
Delta Electronics, Inc. - GDR		358,147	9,558,447
Hon Hai Precision Industry Co Ltd.		734,000	2,201,331
Hon Hai Precision Industry Co. Ltd. - GDR		1,570,917	9,629,721
Taiwan Semiconductor Manufacturing Co Ltd.		1,424,000	8,929,381
Taiwan Semiconductor Manufacturing Co Ltd. - ADR		1,648,014	54,120,780
			84,439,660
Thailand - 0.59%
Bangkok Bank Plc		3,652,500	19,293,315
Thai Beverage Plc		9,701,600	6,520,535
			25,813,850
United Kingdom - 15.06%
3I Group Plc		15,493	145,464
Aberdeen Asset Management Plc		15,974	53,008
Admiral Group Plc		3,447	85,888
Amec Foster Wheeler Plc		366,968	2,454,246
Anglo American Plc (1)		24,477	373,983
Ashtead Group Plc		8,243	170,624
ASOS Plc (1)		180,979	13,686,265
Associated British Foods Plc		5,953	194,459
AstraZeneca Plc		503,157	30,937,569
Auto Trader Group (2)		2,527,097	12,402,631
Aviva Plc		876,765	5,850,697
Babcock International Group Plc		4,920	54,364
BAE Systems Plc		52,570	423,093
Barclays Plc		1,992,667	5,624,851
Barratt Developments Plc		17,790	121,862
Berkeley Group Holdings Plc		2,148	86,370
BP Plc		9,612,089	55,328,191
British American Tobacco Plc		31,981	2,121,808
British Land Co. Plc		17,747	135,659
BT Group Plc		138,960	554,883
Bunzl Plc		5,607	162,970
Burberry Group Plc		436,783	9,426,061
Capita Plc		1,281,321	9,073,995
Centrica Plc		93,040	253,346
CNH Industrial NV		17,529	168,719
Cobham Plc		27,315	45,540
Coca-Cola European Partners Plc		3,923	146,533
Compass Group Plc		1,353,717	25,558,404
Croda International Plc		2,236	99,874
Diageo Plc		555,685	15,912,118
Direct Line Insurance Group Plc		21,038	91,533
Dixons Carphone Plc		16,124	64,220
easyJet Plc		2,192	28,182
Experian Plc		1,277,423	26,060,970
Fiat Chrysler Automobiles NV (1)		15,902	173,735
G4S Plc		24,909	94,956
GKN Plc		29,543	134,561
GlaxoSmithKline Plc		1,320,130	27,449,326
Hammerson Plc		13,234	94,628
Hargreaves Lansdown Plc		1,100,992	17,934,202
Howden Joinery Group Plc		815,545	4,430,473
HSBC Holdings Plc		3,642,461	29,710,940
Imagination Technologies Group Plc (1)		1,686,206	5,667,165
IMI Plc		4,848	72,532
Imperial Tobacco Group Plc		80,237	3,888,571
Inmarsat Plc		7,495	79,849
InterContinental Hotels Group Plc		3,104	152,030
International Consolidated Airlines Group SA		16,684	110,203
Intertek Group Plc		192,520	9,476,349
Intu Properties Plc		13,242	46,328
ITV Plc		3,293,173	9,040,289
J Sainsbury Plc		24,978	82,732
John Wood Group Plc		620,791	5,930,469
Johnson Matthey Plc		303,069	11,692,994
Jupiter Fund Management Plc		1,447,450	7,722,793
Just Eat Plc (1)		328,285	2,325,155
Kingfisher Plc		6,638,313	27,161,225
Land Securities Group Plc		12,593	167,250
Legal & General Group Plc		94,802	293,548
Liberty Global Plc - Class A (1)		407,080	14,601,960
Lloyds Banking Group Plc		23,008,285	19,135,519
London Stock Exchange Group Plc		5,268	209,584
Marks & Spencer Group Plc		25,834	109,119
Meggitt Plc		12,142	67,768
Merlin Entertainments Plc (2)		12,065	72,523
National Grid Plc		1,146,576	14,546,920
Next Plc		2,353	127,290
Old Mutual Plc		78,515	197,596
Pearson Plc		14,162	120,757
Persimmon Plc		4,910	128,821
Petrofac Ltd.		4,475	51,692
Provident Financial Plc		2,877	108,100
Prudential Plc		44,904	948,519
Reckitt Benckiser Group Plc		319,965	29,210,080
RELX NV		16,823	312,094
RELX Plc		19,022	372,415
Rightmove Plc		309,319	15,452,200
Rio Tinto Ltd.		6,780	313,049
Rio Tinto Plc		20,227	814,493
Rolls-Royce Holdings Plc (1)		31,085	293,661
Royal Bank of Scotland Group Plc (1)		8,655,077	26,244,289
Royal Mail Plc		15,467	82,378
RSA Insurance Group Plc		256,227	1,881,702
Sage Group Plc		17,776	140,420
Schroders Plc		2,203	83,607
Segro Plc		15,834	90,529
Severn Trent Plc		4,235	126,326
Sky Plc		17,766	217,274
Smith & Nephew Plc		14,809	225,478
Smiths Group Plc		6,388	129,794
SSE Plc		16,916	312,625
St James's Place Plc		9,491	126,334
Standard Chartered Plc (1)		765,282	7,319,851
Standard Life Plc		33,968	151,033
Tate & Lyle Plc		6,586	63,111
Taylor Wimpey Plc		56,338	136,269
Tesco Plc (1)		23,544,714	54,796,985
Travis Perkins Plc		570,289	10,818,919
UBM Plc		1	6
Unilever NV		99,204	4,928,556
Unilever Plc		546,106	26,937,853
Unilever Plc - ADR		368,310	18,172,415
United Utilities Group Plc		12,226	152,225
Vodafone Group Plc		3,770,729	9,826,445
Weir Group Plc		382,804	9,208,403
Whitbread Plc		3,056	151,637
William Hill Plc		15,276	55,709
Willis Towers Watson Plc		32,600	4,267,014
WM Morrison Supermarkets Plc		37,323	112,315
Worldpay Group Plc (2)		34,603	127,935
WPP Plc		185,574	4,067,602
			659,979,882
United States - 1.84%
Amdocs Ltd.		237,027	14,456,277
Carnival Plc		388,116	22,245,888
Mettler-Toledo International, Inc. (1)		36,130	17,303,018
Mylan (1)		100,150	3,904,849
News Corp. - Class A		330,676	4,298,788
Schlumberger Ltd.		224,400	17,525,640
Shire Plc		15,535	905,177
			80,639,637
Total Common Stocks (Cost $3,994,832,440)			$4,192,830,982

Preferred Stocks - 0.22%
Germany - 0.22%
Bayer Motoren Werke AG - Preference		873	$68,670
Fuchs Petrolub SE - Preferred		1,139	55,526
Henkel AG & Co. KGaA - Preference		3,105	397,985
Porsche Automobil Holding SE		2,437	132,789
Schaeffler AG		2,720	47,782
Volkswagen AG- Preference		60,883	8,875,589
Total Preferred Stocks (Cost $8,743,704)			$9,578,341

Rights - 0.00% (3)
Germany - 0.00% (3)
Deutsche Bank AG (1)		21,968	$52,496
TOTAL RIGHTS (Cost $32,863)			$52,496

SHORT-TERM INVESTMENTS - 2.96%
Money Market Funds - 2.96%
Goldman Sachs Financial Square Government Fund - Class I, 0.62% (4)		64,840,766	$64,840,766
JPMorgan U.S. Government Money Market Fund - Class I, 0.61% (4)		64,840,766	64,840,766
Total Short-Term Investments (Cost $129,681,532)			$129,681,532

TOTAL INVESTMENTS IN SECURITIES - 98.87%
(Cost $4,133,290,539)			$4,332,143,351
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.13%			49,362,897
TOTAL NET ASSETS - 100.00%			$4,381,506,248

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)		Non-income producing security.
(2)		Restricted security as defined in Rule 144(A) under the Securities Act of 1933. The value of these securities total $40,393,778, which represents 0.92% of total net assets.
(3)		Amount calculated is less than 0.005%.
(4)		Represents annualized seven-day yield as of the close of the reporting period.
(5)		Security is categorized as Level 3 per the Trust's fair value hierarchy. The value of this security totals $62,775, which represents 0.00% of total net assets.

COMMON STOCKS
Consumer Discretionary			15.93%
Consumer Staples			12.31%
Energy			5.99%
Financials			16.76%
Healthcare			11.51%
Industrials			11.48%
Information Technology			11.78%
Materials			3.56%
Real Estate			0.59%
Telecommunication Services			3.95%
Utilities			1.83%
Total Common Stocks			95.69%
PREFERRED STOCKS
Consumer Discretionary			0.21%
Consumer Staples			0.01%
Materials			0.00%	(1)
Total Preferred Stocks			0.22%
RIGHTS			0.00%	(1)
SHORT-TERM INVESTMENTS			2.96%
TOTAL INVESTMENTS			98.87%
Other Assets in Excess of Liabilities			1.13%
TOTAL NET ASSETS			100.00%

(1)	Amount calculated is less than 0.005%.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").

The accompanying notes are an integral part of these Schedule of Investments.

Bridge Builder Mutual Funds
Notes to Schedule of Investments
March 31, 2017 (Unaudited)

1. ORGANIZATION
The Bridge Builder Trust (the “Trust”) is a Delaware statutory trust organized under the laws of the State of Delaware on December 19, 2012, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2017, the Trust consists of nine series, of which the following eight active series are presented in this filing (each a “Fund,” and collectively, the “Funds”). The one remaining series is inactive and currently not available for purchase.

Olive Street Investment Advisers, LLC (the “Adviser”) acts as investment adviser to the Funds.

Fund	Investment Objective
Bridge Builder Core Bond Fund	To provide total return (capital appreciation plus income)
(“Core Bond Fund”)
Bridge Builder Core Plus Bond Fund ("Core Plus Bond Fund”)	To provide total return (capital appreciation plus income)
Bridge Builder Municipal Bond Fund (“Municipal Bond Fund”)	To provide current income exempt from federal tax, with a secondary goal of preservation of investment principal.
Bridge Builder Large Cap Growth Fund (“Large Cap Growth Fund”)	To provide capital appreciation
Bridge Builder Large Cap Value Fund ("Large Cap Value Fund”)	To provide capital appreciation
Bridge Builder Small/Mid Cap Growth Fund (“Small/Mid Cap Growth Fund”)	To provide capital appreciation
Bridge Builder Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)	To provide capital appreciation
Bridge Builder International Equity Fund (“International Equity Fund”)	To provide capital appreciation

The Funds are diversified and each currently offer a single class of shares. The Funds are available for investment exclusively through Edward Jones Advisory Solutions®.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its Schedules of Investments. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

Investment Valuation – All securities and other investments are recorded at their estimated fair value, as described in Note 4.

3. SECURITIES AND OTHER INVESTMENTS
a) Delayed Delivery Securities – Certain Funds may enter into contracts to purchase mortgage securities for a fixed price at a future date beyond customary settlement time if the Fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of delayed delivery mortgage purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a contract, with the actual principal amount being within a specified range of the estimate. For these obligations, the Fund will earmark liquid assets in an amount sufficient to cover its obligations. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in the value of the Fund’s other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in a loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if it deems it appropriate to do so.

A Fund may enter into delayed delivery sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of the sale commitments are not received until the contractual settlement date. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized appreciation/(depreciation) on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

b) Derivatives – The Funds invest in derivatives as permitted by their investment objectives and policies. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

Futures Contracts – Certain Funds may enter into futures contracts, which are agreements between two parties to buy or sell a specified underlying instrument for a fixed price on a specified future date. The Funds buy and sell futures contracts to gain or hedge exposure to certain risk factors. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities, which are referred to as initial margin. Securities deposited as initial margin are designated on the Schedule of Investments. Exchange traded futures are marked to market daily based on the price movement of the contract. This change in value creates either a payable or receivable for the Fund as either more or less margin is required by the clearing agent. This change in value, known as variation margin is moved daily between the Fund and its counterparty. A change in the market value of an open futures contracts is recorded as unrealized appreciation/(depreciation) until the contract is closed. When a contract is closed, the Fund will record a realized gain or loss equal to the difference between the proceeds of the closing transaction and the Fund’s basis in the contracts. Futures contracts outstanding at period end, if any, are listed within each Fund’s Schedule of Investments.

Forward Foreign Currency Exchange Contracts – Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation/(depreciation). When the contract is closed in its foreign currency, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed within each Fund’s Schedule of Investments.

Swap Agreements – Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC Swaps”) or may be cleared through a third-party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into credit default, interest rate and total return swap agreements to manage its exposure to credit, interest rate and equity risk. Securities or cash may be used as collateral or margin in accordance with the terms of the swap agreement in order to provide assets in the event of a default or bankruptcy.

Centrally Cleared Swaps are marked-to-market daily. Swap variation margin is accounted for as unrealized appreciation/(depreciation) until the contract is closed, at which time the gains or losses are realized. Upfront premiums received/(paid) represent cash payments made upon the opening of the swap agreement to compensate for differences between the stated terms of the contract and the current market value contract. These upfront payments are recorded as assets/(liabilities) and are included within the market value of the swap contract. Upon liquidation or termination of the swap agreement, these payments are recorded as realized gain/(loss). Net periodic payments received/(paid) by the Fund are also included in the realized gain/(loss) on swap contracts.

Credit Default Swap Contracts – Certain Funds may enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default swap contract, the protection buyer typically makes an up-front payment and a periodic stream of payments to the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or other equally ranked obligations of the reference entity. As a seller of protection on a credit default swap contract, the Fund, will generally receive from the protection buyer a fixed rate of income throughout the term of the swap provided there is no credit event. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the up-front payment, is recorded as a realized gain or loss.

Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include up-front payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
Risks of loss may exceed amounts recognized on the Schedule of Investments. A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. In certain circumstances, a Fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed within each Fund’s Schedule of Investments.

c) Loan Participation, Assignments, and Unfunded Commitments – Certain Funds invest in loan participations and assignments. When one of the Funds purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons interpositioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor.

The Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the loan may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate the Fund to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using pro-rata allocation, based on its par value relative to the par value of the entire investment. The unfunded loan commitments are marked daily. When investing in loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of the loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid.

d) Noninvestment-Grade Debt – Certain Funds may invest in noninvestment-grade debt, including “high yield” or “junk” bonds. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors, including changes in economic forecast, stock market activity, a high-profile default, or a change in market sentiment. These events may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities.

e) Restricted Securities – The Funds may own investment securities that are unregistered and thus restricted as to resale. These securities are valued after giving due consideration to pertinent factors, including recent private sales, market conditions and the issuer’s financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, a Fund may have the right to include these securities in such registration, generally without cost to the Fund. A Fund generally has no right to require registration of the unregistered securities it holds. All restricted securities held at March 31, 2017 met the definition of Rule 144A of the Securities Act of 1933 and can be traded with an institutional investor without registration. The Adviser has determined the following Funds’ March 31, 2017 restricted securities to be liquid and illiquid pursuant to the Funds’ illiquid and restricted securities guidelines:

	Restricted Securities

Fund	Illiquid	Liquid
Core Bond Fund	$36,025,125	$1,784,628,440
Core Plus Bond Fund	-	766,588,404
Municipal Bond Fund	2,792,315	31,100,946

4. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Funds’ Board of Trustees (“Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has established a Valuation Committee (“VC”) whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Funds’ holdings after considering all relevant factors. The VC is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, a Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to its fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•
Level 1 – Fair value measurement within Level 1 should be based on a quoted price in an active market that the Funds have the ability to access for the asset or liability at the measurement date. Because a quoted price alone forms the basis for the measurement, the access requirement within Level 1 limits discretion in pricing the asset or liability, including in situations in which there are multiple markets for the asset or liability with different prices and no single market represents a principal market for the asset or liability. Importantly, the Financial Accounting Standards Board (FASB) has indicated that when a quoted price in an active market for a security is available, that price should be used to measure fair value without regard to an entity’s intent to transact at that price.

•
Level 2 –Fair value measurement within Level 2 should be based on all inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•
Level 3 – Fair value measurement within Level 3 should be based on unobservable inputs in such cases where markets don’t exist or are illiquid. Significant unobservable inputs include model derived valuations in which the majority of significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between the last bid and ask price on such day. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3.

Certain vendor-priced securities may also be considered Level 3 if significant unobservable inputs are used by the vendors.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are classified as Level 2.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies will be converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Credit default swaps are marked to market daily based on quotations provided by an independent pricing service and are generally categorized as Level 2 of the fair value hierarchy.

Quantitative Information
The following tables represent each Fund’s valuation inputs as presented in the Schedule of Investments.

Core Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Obligations	$-	$1,168,335,250	$115,901,909	$1,284,237,159
Corporate Bonds
Basic Materials	-	195,228,918	-	195,228,918
Communications	-	324,036,261	-	324,036,261
Consumer Cyclical	-	248,771,380	2,702,536	251,473,916
Consumer Non-cyclical	-	529,365,527	-	529,365,527
Diversified	-	7,820,187	-	7,820,187
Energy	-	451,058,919	-	451,058,919
Financials	-	1,537,047,361	-	1,537,047,361
Industrials	-	231,627,598	662,042	232,289,640
Real Estate	-	9,686,950	-	9,686,950
Technology	-	155,972,033	-	155,972,033
Utilities	-	300,708,943	-	300,708,943
Government Related	-	2,843,158,317	-	2,843,158,317
Mortgage-Backed Obligations	-	4,162,230,562	33,783,164	4,196,013,726
Preferred Stocks
Financials	2,501,350	-	-	2,501,350
Short-Term Investments
Money Market Funds	1,686,397,951	-	-	1,686,397,951
U.S. Treasury Bills	-	1,498,467	-	1,498,467
Futures Contracts (1)	2,103,361	-	-	2,103,361
Total Assets	$1,691,002,662	$12,166,546,673	$153,049,651	$14,010,598,986
Liabilities
Futures Contracts (1)	$52,534	$-	$-	$52,534
TBA Sales Commitments	-	5,717,110	-	5,717,110
Total Liabilities	$52,534	$5,717,110	$-	$5,769,644

Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Obligations	$-	$465,769,346	$491,310	$466,260,656
Bank Loans	-	116,357,221	576,661	116,933,882
Corporate Bonds
Basic Materials	-	64,114,293	-	64,114,293
Communications	-	214,664,427	-	214,664,427
Consumer, Cyclical	-	185,994,400	4,328,089	190,322,489
Consumer, Non-cyclical	-	361,855,022	-	361,855,022
Diversified	-	2,518,325	-	2,518,325
Energy	-	196,296,190	-	196,296,190
Financials	-	752,665,016	-	752,665,016
Industrials	-	124,969,088	-	124,969,088
Real Estate	-	43,937,029	-	43,937,029
Technology	-	110,669,620	-	110,669,620
Utilities	-	109,780,152	-	109,780,152
Government Related	-	1,322,738,912	-	1,322,738,912
Mortgage-Backed Obligations	-	1,474,286,072	9,806,480	1,484,092,552
Preferred Stocks
Consumer, Non-cyclical	919,715	-	-	919,715
Financials	14,714,428	-	-	14,714,428
Industrials	676,404	-	-	676,404
Short-Term Investments
Certificates of Deposit	-	2,946,918	-	2,946,918
Commercial Paper	-	6,698,468	-	6,698,468
Money Market Funds	319,047,132	-	-	319,047,132
U.S. Treasury Bills	-	66,349,531	-	66,349,531
Futures Contracts (1)	738,076	-	-	738,076
Forward Foreign Currency Exchange Contracts (1)	-	53,363	-	53,363
Swap Contracts (1)	-	206,619	-	206,619
Total Assets	$336,095,755	$5,622,870,012	$15,202,540	$5,974,168,307
Liabilities
Futures Contracts (1)	$415,298	$-	$-	$415,298
Forward Foreign Currency Exchange Contracts (1)	-	707,851	-	707,851
Swap Contracts (1)	-	115,429	-	115,429
Total Liabilities	$415,298	$823,280	$-	$1,238,578

Municipal Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds
Education	$-	$318,914,850	$-	$318,914,850
General Obligation	-	566,710,540	-	566,710,540
General Revenue	-	494,681,289	4,972,112	499,653,401
Healthcare	-	332,300,329	7,812,173	340,112,502
Housing	-	63,086,428	-	63,086,428
Transportation	-	280,704,744	1,700,000	282,404,744
Utilities	-	198,663,779	-	198,663,779
Short-Term Investments	62,006,484	-	-	62,006,484
Total Assets	$62,006,484	$2,255,061,959	$14,484,285	$2,331,552,728

Large Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Consumer Discretionary	$608,939,972	$13,815,455	$-	$622,755,427
Consumer Staples	321,461,395	-	-	321,461,395
Energy	143,558,084	-	-	143,558,084
Financials	226,368,938	-	-	226,368,938
Healthcare	509,410,083	-	-	509,410,083
Industrials	325,848,312	-	-	325,848,312
Information Technology	1,283,657,440	-	-	1,283,657,440
Materials	56,856,917	-	-	56,856,917
Real Estate	47,572,314	-	-	47,572,314
Telecommunication Services	31,547,010	-	-	31,547,010
Utilities	90,990	-	-	90,990
Short-Term Investments	181,237,425	-	-	181,237,425
Total Assets	$3,736,548,880	$13,815,455	$-	$3,750,364,335

Large Cap Value Fund
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Consumer Discretionary	$474,938,352	$33,097,913	$-		$508,036,265
Consumer Staples	349,637,989	-	-		349,637,989
Energy	416,675,202	-	-		416,675,202
Financials	876,417,365	-	-		876,417,365
Healthcare	565,638,268	-	-		565,638,268
Industrials	500,647,384	-	-		500,647,384
Information Technology	492,085,024	30,361,333	-		522,446,357
Materials	310,730,085	-	-		310,730,085
Real Estate	78,522,789	-	-		78,522,789
Telecommunication Services	34,091,925	-	-		34,091,925
Utilities	26,744,507	-	-		26,744,507
Short-Term Investments	206,297,345	-	-		206,297,345
Total Assets	$4,332,426,235	$63,459,246	$-		$4,395,885,481

Small/Mid Cap Growth Fund
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Consumer Discretionary	$275,689,756	$-	$-		$275,689,756
Consumer Staples	165,055,749	-	-		165,055,749
Energy	61,798,739	-	-		61,798,739
Financials	229,010,345	-	-		229,010,345
Healthcare	424,472,638	-	-		424,472,638
Industrials	358,586,644	-	-		358,586,644
Information Technology	521,251,785	-	-		521,251,785
Materials	93,596,403	-	-		93,596,403
Real Estate	65,438,859	-	-		65,438,859
Telecommunication Services	4,475,560	-	-		4,475,560
Utilities	5,440,974	-	-		5,440,974
Rights
Healthcare	-	-	57,056		57,056
Real Estate	-	-	-	(2)	-
Short-Term Investments	118,984,582	-	-		118,984,582
Total Assets	$2,323,802,034	$-	$57,056		$2,323,859,090

Small/Mid Cap Value Fund
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Consumer Discretionary	$327,532,812	$-	$-		$327,532,812
Consumer Staples	62,133,710	-	-		62,133,710
Energy	195,844,708	-	-		195,844,708
Financials	709,878,648	-	-	(2)	709,878,648
Healthcare	195,455,831	-	-		195,455,831
Industrials	477,545,499	-	-		477,545,499
Information Technology	440,058,594	-	-		440,058,594
Materials	194,927,701	-	-		194,927,701
Real Estate	247,155,841	-	-		247,155,841
Telecommunication Services	10,133,591	-	-		10,133,591
Utilities	122,393,320	-	-		122,393,320
Convertible Preferred Stocks
Financials	32,187	-	-		32,187
Rights
Real Estate	-	-	-	(2)	-
Short-Term Investments	135,362,071	-	-		135,362,071
Total Assets	$3,118,454,513	$-	$-		$3,118,454,513

International Equity Fund
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Consumer Discretionary	$79,909,070	$617,886,176	$-		$697,795,246
Consumer Staples	79,194,805	460,237,460	-		539,432,265
Energy	43,387,297	218,938,227	62,775		262,388,299
Financials	72,854,388	661,578,918	-		734,433,306
Healthcare	85,003,961	419,168,518	-		504,172,479
Industrials	28,821,126	474,174,141	-		502,995,267
Information Technology	197,421,844	318,690,472	-		516,112,316
Materials	4,241,729	151,960,129	-		156,201,858
Real Estate	-	25,863,937	-		25,863,937
Telecommunication Services	14,880,909	158,366,689	-		173,247,598
Utilities	-	80,188,411	-		80,188,411
Preferred Stocks
Consumer Discretionary	-	9,124,830	-		9,124,830
Consumer Staples	-	397,985	-		397,985
Materials	-	55,526	-		55,526
Rights
Financials	52,496	-	-		52,496
Short-Term Investments	129,681,532	-	-		129,681,532
Total Assets	$735,449,157	$3,596,631,419	$62,775		$4,332,143,351

(1) Derivative instruments, including futures and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/depreciation of the instrument within the Funds’ Schedule of Investments. Credit default swaps are reported at value.
(2) Includes a security valued at $0.

The Funds recognize all transfers at the end of the reporting period. Transfers from Level 1 and Level 2 to Level 3 are generally due to a decline in market activity which resulted in a lack of or fewer observable market inputs used to determine price. Transfers from Level 3 to Level 2 are generally the result of increased market activity, resulting in an increase in the number of observable inputs used to determine price.

The Core Bond, Core Plus Bond, Municipal Bond, Small/Mid Cap Growth, Small/Mid Cap Value and International Equity Funds all held Level 3 securities at the end of the period. In the aggregate, securities classified as Level 3 in the Core Plus Bond, Small/Mid Cap Growth, Small/Mid Cap Value and International Equity Funds, have been deemed immaterial.

Below are the transfers between levels for the Funds during the reporting period from July 1, 2016 to March 31, 2017. There were no transfers between levels for the Large Cap Growth, Large Cap Value, Small/Mid Cap Growth and Small/Mid Cap Value Funds during the reporting period ended March 31, 2017.

	Core Bond Fund	Core Plus Bond Fund	Municipal Bond Fund	International Equity Fund

Transfers into Level 1	$-	$-	$-	$9,853,955
Transfers out of Level 1 (1)	-	-	-	(14,061,627)
Net transfers into Level 1	$-	$-	$-	$(4,207,672)

Transfers into Level 2 (2)	$25,247,004	$11,476,389	$9,408,680	$14,085,943
Transfers out of Level 2 (3)	(4,749,649)	(6,209,091)	(2,592,645)	(9,916,730)
Net transfers into Level 2	$20,497,355	$5,267,298	$6,816,035	$4,169,213

Transfers into Level 3 (3)	$4,749,649	$6,209,091	$2,592,645	$62,775
Transfers out of Level 3 (2)	(25,247,004)	(11,476,389)	(9,408,680)	(24,316)
Net transfers into Level 3	$(20,497,355)	$(5,267,298)	$(6,816,035)	$38,459

 (1) Securities transferred from Level 1 were the result of the application of a fair value factor.

   (2) Securities transferred from Level 3 to Level 2 were the result of additional market data being obtained and observed.

(3) Securities transferred from Level 1 and Level 2 to Level 3 because of the lack of observable market data.

Below is a roll forward which details the activity of securities in Level 3 during the period ended March 31, 2017:

	Core Bond Fund	Municipal Bond Fund
Beginning Balance - June 30, 2016	$89,805,226	$7,663,325
Purchases	121,384,481	18,690,422
Sales proceeds and paydowns	(39,610,005)	(4,900,000)
Transfers into Level 3	4,749,649	2,592,645
Transfer out of Level 3	(25,247,004)	(9,408,680)
Realized gains/(losses), net	100,204	-
Change in unrealized gains/(losses), net	1,867,100	(153,427)
Ending Balance - March 31, 2017	$153,049,651	$14,484,285

The following provides a general description of the impact of a change in an unobservable input on the fair value measurement and the interrelationship of unobservable inputs, where relevant and significant. Interrelationships may also exist between observable and unobservable inputs (for example, as interest rates rise, prepayment rates decline).

Significant unobservable inputs used by the third-party pricing vendors and broker-dealers generally include prepayment rates, interest rates, probability of default and loss severity in the event of default. Significant increases (decreases) in any of those inputs in isolation could result in a significantly lower (higher) fair value measurement. Generally, a change in the assumption used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumption used for prepayment rates.

Additionally, third-party pricing vendors and broker-dealers could use market activity related to comparable securities to supplement the inputs noted above. Usually, an increase (decrease) in the price of a comparable bond would result in a higher (lower) fair value measurement.

The following tables presents information about unobservable inputs related to the Funds’ categories of Level 3 investments as of March 31, 2017:

Quantitative Information about Level 3 Fair Value Measures*

Core Bond Fund

Investment Type	Fair Value at 3/31/17	Valuation Methodology	Unobservable Inputs	Input Value/Range	Weighted Average
Asset-Backed Obligations	$10,161,991	Discounted Cash Flow	Internal Rate of Return	5.15%-7.80%	5.46%
			Life expectancy (in months)	11.04-12.96	11.27
Corporate Bonds	$105,909	Discounted Cash Flow	Internal Rate of Return	0.00%	0.00%
Mortgage-Backed Obligations	$1,868,618	Discounted Cash Flow	Internal Rate of Return	0.00%-6.45%	6.42%
			Life expectancy (in months)	0.36-9.24	9.20
Mortgage-Backed Obligations	$6,312,943	Market activity	Recent transaction	$100.06	$100.06

Municipal Bond Fund

Investment Type	Fair Value at 3/31/17	Valuation Methodology	Unobservable Inputs	Input Value/Range	Weighted Average
Municipal Bonds	$14,484,285	Discounted Cash Flow	Internal Rate of Return	0.00%-6.37%	3.21%

* The tables above do not include Level 3 securities that are valued using a single broker's quote. At March 31, 2017, the value of these securities was $134,600,189 and $0 for the Core Bond and Municipal Bond Funds, respectively. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 4. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of pricing vendor and/or broker due diligence, unchanged price review and consideration of macro or security specific events.

5. DERIVATIVE INSTRUMENTS
The Funds’ average monthly notional amount of derivatives during the period ended March 31, 2017 were as follows:

	Average Monthly Notional Amount of:
	Purchased Futures	Sold Futures	Swaps - Buy Protection	Swaps- Sell Protection	Forward Foreign Currency Exchange Contracts
Core Bond Fund	$502,004,701	$(116,622,675)	$-	$-	$-
Core Plus Bond Fund	263,265,584	(67,173,354)	444,444	(7,703,988)	7,298,764
Municipal Bond Fund	782,927	-	-	-	-
Large Cap Growth Fund	225,840	-	-	-	-
Large Cap Value Fund	444,899	-	-	-	-
Small/Mid Cap Growth Fund	752,153	-	-	-	-
Small/Mid Cap Value Fund	306,279	-	-	-	-

6. FEDERAL TAX INFORMATION
At March 31, 2017, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:1

	Core Bond Fund	Core Plus Bond Fund	Municipal Bond Fund	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Growth Fund	Small/Mid Cap Value Fund	International Equity Fund

Cost of Investments	$13,923,902,247	$5,978,683,663	$2,344,628,727	$3,323,698,856	$4,026,812,744	$2,085,114,100	$2,776,907,289	$4,133,290,539

Gross unrealized appreciation	162,054,664	39,992,137	12,706,384	480,015,464	435,102,689	299,794,830	383,338,120	423,517,513
Gross unrealized depreciation	(77,461,286)	(45,505,551)	(25,782,383)	(53,349,985)	(66,029,952)	(61,049,840)	(41,790,896)	(224,664,698)
Net unrealized appreciation	$84,593,378	$(5,513,414)	$(13,075,999)	$426,665,479	$369,072,737	$238,744,990	$341,547,224	$198,852,815

1Tax adjustments are calculated annually, the above table does not reflect any tax adjustments. Tax information for the Funds will be available in the shareholder report for the year ending June 30, 2017.

7. RISKS
Investing in the Funds may involve certain risks including, but not limited to, those described below. Please refer to the Funds’ prospectus and statements of additional information for more information on risks associated with investing in the Funds.

a) Interest Rate Risk – Certain Funds invest in fixed-income securities that change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. On the other hand, if rates fall, the value of these investments generally increases. The value of a fixed-income security with greater duration will be more sensitive to changes in interest rates than a similar security with less duration. Duration is a measure of the sensitivity of the price of a fixed-income security (or a portfolio of fixed-income securities) to changes in interest rates. The prices of fixed-income securities with less duration generally will be less affected by changes in interest rates than the prices of fixed-income securities with greater duration. For example, a five-year duration means the fixed income security is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%, holding other factors constant. Usually, the changes in the value of fixed-income securities will not affect cash income generated, but may affect the value of your investment in the Fund. Floating rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the benchmark rate chosen, frequency of reset and reset caps or floors, among other things). Zero coupon bonds have longer durations than coupon-bearing bonds with comparable maturities and generally experience greater volatility in response to changing interest rates.

b) Liquidity Risk – Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit or prevent a Fund from selling securities or closing derivative positions at desirable times or prices. During times of significant market or economic turmoil, usually liquid markets for certain of a Fund’s investments may experience extreme reductions in buy-side demand, which may result in values of a Fund’s portfolio securities declining significantly over short or extended periods of time. These reductions in value may occur regardless of whether there has been a change in interest rates or a change in the credit rating of the issuer of the security. Under certain adverse market or economic conditions, Fund investments previously determined to be liquid may be deemed to be illiquid, and, because of regulatory limitations on investments in illiquid securities, a Fund may not be able to make or gain the desired level of exposure to certain investments that it otherwise would.

c) Credit Risk – There is a risk that issuers and counterparties will not make payments on securities, repurchase agreements or other investments held by a Fund. Such defaults could result in losses to a Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of a Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. A Fund may invest in securities that are rated in the lowest investment grade category. Such securities may exhibit speculative characteristics similar to high yield securities, and issuers of such securities may be more vulnerable to changes in economic conditions than issuers of higher grade securities.

d) Counterparty Risk – When a Fund enters into an investment contract, such as a derivative or a repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligations. For example, in a repurchase agreement, there exists the risk that a Fund buys a security from a seller (counterparty) that agrees to repurchase the security at an agreed upon price and time, but the counterparty later fails to repurchase the security.

e) Market Risk – Various market risks can affect the price or liquidity of an issuer’s securities in which a Fund may invest. Returns from the securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed-income markets. As a result, a Fund’s value may fluctuate and/or a Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, including litigation, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument).

f) Equity Risk – Since certain Funds purchase equity securities, those Funds are subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

g) Multi-Manager and Multi-Style Management Risk – Fund performance is dependent upon the success of the Adviser and the Sub-advisers in implementing a Fund’s investment strategies in pursuit of its objective. To a significant extent, a Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-advisers and its selection and oversight of the Sub-advisers and on a Sub-adviser’s skill in executing the relevant strategy and selecting investments for the Fund. There can be no assurance that the Adviser or Sub-advisers will be successful in this regard. In addition, because portions of each Fund’s assets are managed by different Sub-advisers using different styles/strategies, a Fund could experience overlapping security transactions. Certain Sub-advisers may be purchasing securities at the same time that other Sub-advisers may be selling those same securities, which may lead to higher transaction expenses compared to a fund using a single investment management style. The Adviser’s and the Sub-advisers’ judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which a Fund invests may prove to be incorrect, and there is no guarantee that the Adviser’s or a Sub-adviser’s judgment will produce the desired results. In addition, a Fund may allocate its assets so as to under- or over-emphasize certain strategies or investments under market conditions that are not optimal, in which case a Fund’s value may be adversely affected.

h) Foreign Securities Risk – The securities of foreign issuers, including ADRs and GDRs, may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the United States. Additionally, investments in securities of foreign issuers, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies, particularly in emerging markets, may be less stable than the U.S. Government and the U.S. economy.

i) Currency Risk – While the Funds’ net assets are valued in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are: (1) it may be expensive to convert foreign currencies into U.S. dollars and vice versa; (2) complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates; (3) government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces; (4) there may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis; (5) available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and (6) the inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

j) Geographic Focus Risk – To the extent that a significant portion of a Fund’s portfolio is invested in the securities of companies in a particular country or region, a Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within that country or region. As a result, a Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Bridge Builder Trust

By (Signature and Title)  /s/ Ryan Robson
                                            Ryan Robson, Principal Executive Officer

Date   May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Ryan Robson
                                               Ryan Robson, Principal Executive Officer

Date  May 26, 2017

By (Signature and Title)* /s/ Aaron Masek
                                             Aaron Masek, Principal Financial Officer

Date  May 26, 2017

* Print the name and title of each signing officer under his or her signature.